UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

Item 1. Reports to Stockholders.

TIAA
CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

2009 ANNUAL REPORT

TIAA-CREF FUNDS

SEPTEMBER 30, 2009

Audited financial statements

Growth & Income

Enhanced Large-Cap Growth Index

International Equity

Enhanced Large-Cap Value Index

Large-Cap Growth

Social Choice Equity

Large-Cap Value

Real Estate Securities

Mid-Cap Growth

Managed Allocation

Mid-Cap Value

Bond

Small-Cap Equity

Bond Plus

Large-Cap Growth Index

Short-Term Bond

Large-Cap Value Index

High-Yield

Equity Index

Tax-Exempt Bond

S&P 500 Index

Inflation-Linked Bond

Small-Cap Blend Index

Bond Index

International Equity Index

Money Market

Enhanced International Equity Index

THE TIAA-CREF FUNDS

Fund	Class (inception date)

EQUITIES
Growth & Income Fund	Institutional Class (7/1/1999)
Retirement Class (10/1/2002)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

International Equity Fund	Institutional Class (7/1/1999)
Retirement Class (10/1/2002)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

Large-Cap Growth Fund	Institutional Class (3/31/2006)
Retirement Class (3/31/2006)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

Large-Cap Value Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)
Retail Class (10/1/2002)
Premier Class (9/30/2009)

Mid-Cap Growth Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)
Retail Class (10/1/2002)
Premier Class (9/30/2009)

Mid-Cap Value Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)
Retail Class (10/1/2002)
Premier Class (9/30/2009)

Small-Cap Equity Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)
Retail Class (10/1/2002)
Premier Class (9/30/2009)

Large-Cap Growth Index Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)

Large-Cap Value Index Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)

Equity Index Fund	Institutional Class (7/1/1999)
Retirement Class (3/31/2006)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

S&P 500 Index Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)

Small-Cap Blend Index Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)

International Equity Index Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)
Premier Class (9/30/2009)

Enhanced International Equity
Index Fund	Institutional Class (11/30/2007)

Enhanced Large-Cap Growth
Index Fund	Institutional Class (11/30/2007)

Fund	Class (inception date)

Enhanced Large-Cap Value
Index Fund	Institutional Class (11/30/2007)

Social Choice Equity Fund	Institutional Class (7/1/1999)
Retirement Class (10/1/2002)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

Real Estate Securities Fund	Institutional Class (10/1/2002)
Retirement Class (10/1/2002)
Retail Class (10/1/2002)
Premier Class (9/30/2009)

EQUITIES AND FIXED INCOME
Managed Allocation Fund	Institutional Class (3/31/2006)
Retirement Class (3/31/2006)
Retail Class (3/31/2006)

FIXED INCOME
Bond Fund	Institutional Class (7/1/1999)
Retirement Class (3/31/2006)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

Bond Plus Fund	Institutional Class (3/31/2006)
Retirement Class (3/31/2006)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

Short-Term Bond Fund	Institutional Class (3/31/2006)
Retirement Class (3/31/2006)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

High-Yield Fund	Institutional Class (3/31/2006)
Retirement Class (3/31/2006)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

Tax-Exempt Bond Fund	Institutional Class (3/31/2006)
Retail Class (3/31/2006)

Inflation-Linked Bond Fund	Institutional Class (10/1/2002)
Retirement Class (3/31/2006)
Retail Class (10/1/2002)
Premier Class (9/30/2009)

Bond Index Fund	Institutional Class (9/14/2009)
Retirement Class (9/14/2009)
Retail Class (9/14/2009)
Premier Class (9/30/2009)

MONEY MARKET
Money Market Fund	Institutional Class (7/1/1999)
Retirement Class (3/31/2006)
Retail Class (3/31/2006)
Premier Class (9/30/2009)

UNDERSTANDING YOUR REPORT FROM TIAA-CREF FUNDS

This report contains information about the holdings and investment performance of the TIAA-CREF Funds as of September 30, 2009. There is no investment performance to report for the Premier Class of the funds because that share class was introduced on the last day of the reporting period. The report contains four main sections:

•

The report to investors from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, explains how returns among various types of investments differed during the twelve-month period.

•

The fund performance section compares each fund’s investment returns with those of that fund’s benchmark index. This section also provides fund statistics at a glance, as well as detailed information about portfolio composition, expenses and risks.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of September 30, 2009, and the largest individual holdings the fund held on that date.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2776 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

CONTENTS

More information for investors	2	Real Estate Securities Fund	40
		Managed Allocation Fund	42
Report to investors	3	Bond Fund	44
		Bond Plus Fund	46
About the funds’ benchmarks	4	Short-Term Bond Fund	48
		High-Yield Fund	50
Special terms	5	Tax-Exempt Bond Fund	52
		Inflation-Linked Bond Fund	54
Important information about expenses	5	Money Market Fund	56

Fund performance		Summary portfolios of investments	58
Growth & Income Fund	6
International Equity Fund	8	Financial statements
Large-Cap Growth Fund	10	Statements of assets and liabilities	114
Large-Cap Value Fund	12	Statements of operations	120
Mid-Cap Growth Fund	14	Statements of changes in net assets	126
Mid-Cap Value Fund	16	Financial highlights	135
Small-Cap Equity Fund	18	Notes to financial statements	180
Large-Cap Growth Index Fund	20
Large-Cap Value Index Fund	22	Report of independent registered public accounting firm	190
Equity Index Fund	24
S&P 500 Index Fund	26	Management	191
Small-Cap Blend Index Fund	28
International Equity Index Fund	30	Approval of investment management agreements	194
Enhanced International Equity Index Fund	32
Enhanced Large-Cap Growth Index Fund	34	Important tax information	201
Enhanced Large-Cap Value Index Fund	36
Social Choice Equity Fund	38	How to reach us	Inside back cover

MORE INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The funds also file complete portfolio listings with the SEC, and they are available to investors.

          You can obtain a complete list of the TIAA-CREF Funds’ holdings (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended September 30, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

FUND MANAGEMENT

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2009 Annual Report ▪ TIAA-CREF Funds

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

REPORT TO INVESTORS

During the twelve months ended September 30, 2009, both U.S. and foreign stocks endured a bumpy ride, plunging more than 31% in the first half of the period before rebounding sharply in the second half. For the full twelve months, the broad U.S. stock market, as measured by the Russell 3000® Index, lost 6.4%. Foreign stocks, as measured by the MSCI EAFE Index, gained 3.2%, in terms of dollars.

          In July 2009 Russell reorganized the sectors of the Russell indexes, which are used as benchmarks for many of our stock funds, reducing the number of sectors from twelve to nine. The two energy sectors were merged into a single one, the companies in the auto and transportation sector were moved to the consumer discretionary and producer durables sectors, and those in the miscellaneous (“other”) sector were distributed among the remaining sectors of the indexes.

          Of the nine sectors in the Russell 3000 Index on September 30, 2009, technology was the only one to record a gain for the twelve months; it climbed 10.4%.

A two-stage rally lifts the bond market

While U.S. stocks as a group ended the period in the red, bond returns were robust, with results well above historical norms. The broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 10.6% for the twelve months. In the first half of the period, a flight to quality helped U.S. Treasury securities outpace other bond sectors; in the second half, corporate bonds and other non-Treasury sectors led the pack.

          Our fixed-income funds scored solid gains for the twelve-month period, with returns ranging from 4.6% for the Inflation-Linked Bond Fund to 18.8% for the High-Yield Fund.

          Returns from our 18 equity funds for the same period varied from –28.8% for the Real Estate Securities Fund to 1.8% for the International Equity Index Fund.

          The Managed Allocation Fund, which invests in a mix of stocks and bonds, returned 1.7% for the period. The Money Market Fund returned 1.0%, due to the adverse effects of the low interest rates that prevailed throughout the period. All returns are for the Institutional Class.

The economy begins to stabilize

The first six months of the reporting period were marked by a worsening of the recession that had begun in late 2007. Job losses mounted steadily, the housing market continued to deteriorate, and the nation’s gross domestic product (GDP) shrank at a pace not seen in a quarter-century.

          Halfway through the twelve-month period, the pace of economic decline began to ease. GDP, which had contracted at an annual rate of 5.4% in the fourth quarter of 2008 and 6.4% in the first quarter of 2009, decreased just 0.7% in the second quarter of 2009. While unemployment continued to rise, reaching 9.8% by period-end, monthly job losses peaked at 741,000 jobs in January, declining to less than one-third that amount in September.

          Amid growing evidence that the worst of the economic downturn may have passed and with corporate profits holding up better than expected, the Russell 3000 Index surged 35.9% from April to September. However, these advances were not enough to offset the losses during the first half of the reporting period.

Our fund lineup has been refocused

During the period covered by this report, five of the TIAA-CREF index funds were merged into two existing index funds and we launched a new fund, the Bond Index Fund. (Returns for all funds can be found in the Financial Highlights section of this report.)

          The Small-Cap Growth Index Fund and the Small-Cap Value Index Fund were merged into the Small-Cap Blend Index Fund. The Mid-Cap Growth Index Fund, the Mid-Cap Value Index Fund and the Mid-Cap Blend Index Fund were merged into the Equity Index Fund. In addition, the Growth Equity Fund was liquidated in mid-April and its assets distributed to shareholders.

          Investors continue to have access to our other small-cap, mid-cap and large-cap funds. At the same time, these changes in our fund lineup have provided economies of scale that help keep your expenses low.

/s/ Edward J. Grzybowski
Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Funds ▪ 2009 Annual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

MID-CAP INDEXES

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

SPECIALTY EQUITY INDEX

The FTSE NAREIT Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

FIXED-INCOME INDEXES

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1– to 5–year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays Capital 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, Standard & Poor’s and Fitch, and must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2009 Annual Report ▪ TIAA-CREF Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government-backed entities such as the Federal National Mortgage Association (Fannie Mae).

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a mutual fund.

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations or other borrowers. Maturities range from 1 to 270 days.

Emerging markets are countries with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. It is expressed as a percentage of the fund’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs, including redemption fees.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae or other U.S. government-backed entities.

Overweight holding is a security that forms a larger percentage of a mutual fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Portfolio turnover rate is calculated by dividing the value of securities bought or sold during the fiscal year (whichever is less) by the average value of the portfolio during that period.

Price/earnings (P/E) ratio is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Relative performance is the return of a mutual fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a mutual fund, in terms of market capitalization, than that security’s percentage of the benchmark.

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on April 1, 2009, and held for six months until September 30, 2009.

          The TIAA-CREF Bond Index Fund commenced operations on September 14, 2009. This fund’s expense example is not included in this report because 17 days of expenses is not representative of annual expenses for an expense example.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee waiver and/or reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Funds ▪ 2009 Annual Report	5

GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, quantitative analysis risk, active management risk and foreign investment risk. The fund is also subject to the risks of growth investing, as well as the risks associated with stocks paying relatively high dividends. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIGRX
Retirement Class	TRGIX
Retail Class	TIIRX
Premier Class	TRPGX
Fund net assets	$1.36 billion
Number of holdings	169
Portfolio turnover rate	133%
Weighted median market capitalization	$41.2 billion
P/E ratio (weighted 12-month trailing average)	34.3
Dividend yield	1.57%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	24.1
Technology	20.1
Financial	15.2
Manufacturing & materials	14.9
Energy	10.9
Health care	10.2
Utilities	3.2
Other assets & liabilities, net	1.4

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Growth & Income Fund returned –2.34% for the Institutional Class, compared with the –6.91% return of its benchmark, the S&P 500® Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Large-cap stocks fare worse than the broad market

During the twelve months, the large-cap stocks that make up the S&P 500 Index posted a loss that was slightly greater than the 6.42% decline of the U.S. stock market, as measured by the Russell 3000® Index. The difference resulted from the fact that, unlike the S&P 500, the Russell 3000 includes a considerable number of mid-cap stocks. The mid-cap segment of the Russell 3000, which made up more than a quarter of that index on September 30, 2009, returned –3.55% for the twelve-month period.

          For the ten years ended September 30, 2009, the S&P 500 Index posted an average annual return of –0.15%, trailing the 0.73% return of the Russell 3000 over the same period.

Technology is the one bright spot in a down market

During the twelve-month period, nine of the S&P 500 Index’s ten industry sectors posted losses. The financial and energy sectors were down 23.5% and 14.4%, respectively. Continued weakness in two other large sectors—health care (down 3.6%) and consumer staples (down 4.6%)—also contributed to the benchmark’s poor showing. These four sectors made up more than half of the benchmark’s total market capitalization as of September 30, 2009.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Growth & Income Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	–2.34%	5.16%		1.45%
Retirement Class (inception: 10/1/2002)	–2.66	4.86		1.22	*
Retail Class (inception: 3/31/2006)	–2.63	5.11	*	1.42	*

S&P 500 Index†	–6.91	1.02		–0.15

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

†	For a description of the fund’s benchmark, please see page 4.

6	2009 Annual Report ▪ TIAA-CREF Funds

          The sole sector to post gains was information technology, which constituted almost one-fifth of the benchmark’s market capitalization and returned 8.5%. The returns of two smaller sectors, consumer discretionary and telecommunication services, were basically flat.

Fund holds up better than the benchmark

Despite a twelve-month period in which the markets continued to be roiled by the aftereffects of bank failures, bailouts and bankruptcies, the fund outperformed its benchmark by more than four percentage points on the strength of favorable stock selections, including several nonbenchmark issues. These included educational media company Discovery Communications and British mining giant Rio Tinto. Overweight positions, relative to the benchmark, in energy supplier Weatherford International and Darden Restaurants also boosted returns.

          These positive contributions were partly offset by returns from other holdings including an overweight in Citigroup, the largest detractor from relative performance. Underweight positions in two energy companies, Schlumberger Limited and Smith International, also trimmed relative returns.

          On September 30, 2009, foreign securities made up 7.28% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 OVER 10 YEARS

Institutional Class

An investment of $10,000 in this fund on September 30, 1999, would be worth $11,545 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Growth & Income Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,324.70	$3.15
Retirement Class	1,000.00	1,321.10	4.60
Retail Class	1,000.00	1,322.00	4.54

5% annual hypothetical return
Institutional Class	1,000.00	1,022.36	2.74
Retirement Class	1,000.00	1,021.11	4.00
Retail Class	1,000.00	1,021.16	3.95

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.54% for the Institutional Class, 0.79% for the Retirement Class and 0.78% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.91%. In that case, the expenses paid, based on the class’s actual return, would have been $5.30; and the expenses paid, based on a 5% annual hypothetical return, would have been $4.61.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	71.74
$4 billion–$15 billion	16.83
Under $4 billion	11.43

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	7

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to foreign investment risk, market risk, quantitative analysis risk, active management risk, company risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIIEX
Retirement Class	TRERX
Retail Class	TIERX
Premier Class	TREPX
Fund net assets	$2.02 billion
Number of holdings	133
Portfolio turnover rate	118%
Weighted median market capitalization	$22.2 billion
P/E ratio (weighted 12-month trailing average)	37.7
Dividend yield	2.64%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	30.5
Manufacturing & materials	28.8
Financial	21.9
Energy	8.3
Technology	4.9
Utilities	2.9
Other assets & liabilities, net	2.7

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The International Equity Fund returned –3.19% for the Institutional Class, compared with the 3.23% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Foreign stocks rebound, outpacing U.S. shares

After plummeting more than 31% in the first half of the reporting period, foreign stocks staged a dramatic recovery in the second half. The EAFE index, which tracks stocks in 21 developed nations outside North America, soared 49.85% from April 1 through September 30.

          For the full twelve months, the EAFE’s return was more than nine percentage points higher than the –6.42% return of the Russell 3000® Index, which measures the broad U.S. stock market.

          For the ten years ended September 30, 2009, the average annual return of the EAFE index was 2.57%, versus 0.73% for the Russell 3000 Index.

Stronger foreign currencies drive the benchmark’s gain

The EAFE’s gain resulted not from positive stock market performance but from the rising value of the EAFE’s currencies relative to the dollar. In terms of local currencies, the EAFE returned –1.68% for the twelve months. For U.S. investors, a surge in the value of the euro and the yen helped convert this loss to a gain of 3.23% in dollar terms.

          The strengthening of these currencies occurred in the second half of the reporting period. In the first half, the dollar was stronger, benefiting from a “flight to quality” and heightened demand for lower-risk, dollar-denominated assets, such as U.S. Treasuries. In mid-2009, the dollar weakened as the

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

International Equity Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	–3.19%	5.08%		3.12%
Retirement Class (inception: 10/1/2002)	–3.42	4.59		2.76	*
Retail Class (inception: 3/31/2006)	–3.29	5.43	*	3.30	*

MSCI EAFE Index†	3.23	6.07		2.57

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

†	For a description of the fund’s benchmark, please see page 4.

8	2009 Annual Report ▪ TIAA-CREF Funds

prospects for economic recovery brightened and investors proved willing to assume more risk.

Stock selections lower the fund’s return

The fund’s return was disappointing, both in absolute terms and relative to its benchmark, due to numerous unfavorable stock selections. The largest detractor from relative performance was a nonbenchmark position in U.S. bank Wells Fargo. Other significant detractors included overweight positions in Royal Bank of Scotland, Italian carmaker Fiat and Japan’s Nippon Sheet Glass.

          These negative effects were partly offset by favorable results from overweight positions such as Swiss banking giant Credit Suisse, British mining company Rio Tinto and Dutch technology firm ASML. Among the nonbenchmark holdings that helped the fund’s performance were Taiwanese electronics manufacturer Hon Hai Precision Industry and German chemicals producer Lanxess.

          A fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign stock exchanges close several hours before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change. Such changes are not reflected immediately in the fund’s benchmark index, but they may be taken into account in that day’s NAV in order to reflect the value of the fund’s holdings at the time the NAV is calculated.

          As of September 30, 2009, stocks of companies in emerging markets, which are not included in the benchmark, made up about 11.9% of the fund’s total portfolio investments.

$10,000 OVER 10 YEARS

Institutional Class

An investment of $10,000 in this fund on September 30, 1999, would be worth $13,600 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

International Equity Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,489.80	$3.87
Retirement Class	1,000.00	1,488.30	5.43
Retail Class	1,000.00	1,489.50	5.30

5% annual hypothetical return
Institutional Class	1,000.00	1,021.96	3.14
Retirement Class	1,000.00	1,020.71	4.41
Retail Class	1,000.00	1,020.81	4.31

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.62% for the Institutional Class, 0.87% for the Retirement Class and 0.85% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.99%. In that case, the expenses paid, based on the class’s actual return, would have been $6.18; and the expenses paid, based on a 5% annual hypothetical return, would have been $5.01.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	63.35
$4 billion–$15 billion	25.22
Under $4 billion	11.43

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	9

LARGE-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, quantitative analysis risk, active management risk and foreign investment risk. The fund is also subject to the risks of growth investing, as well as the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TILGX
Retirement Class	TILRX
Retail Class	TIRTX
Premier Class	TILPX
Fund net assets	$699.46 million
Number of holdings	75
Portfolio turnover rate	269%
Weighted median market capitalization	$42.2 billion
P/E ratio (weighted 12-month trailing average)	22.2
Dividend yield	0.94%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Technology	33.1
Consumer products & services	29.9
Financial	11.6
Health care	11.5
Manufacturing & materials	9.3
Energy	4.4
Other assets & liabilities, net	0.2

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Large-Cap Growth Fund returned –3.97% for the Institutional Class, compared with the –1.85% return of its benchmark, the Russell 1000® Growth Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Large-cap growth holds up better than the broad market

During the twelve-month period, the large-cap growth category performed better than the broad U.S. stock market, which fell 6.42%, as measured by the Russell 3000® Index. Among growth stocks, large caps lagged the –0.40% return of mid-cap issues, but proved more resilient than small-cap stocks, which returned –6.32%. In contrast, large-cap value issues declined 10.62% for the twelve-month period. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended September 30, 2009, the Russell 1000 Growth Index posted an average annual return of –2.56%—more than five percentage points behind the 2.59% average annual return of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual return of 0.73% over the same period.

Technology sector limits the benchmark’s fall

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the twelve-month period, eight of the nine sectors of the Russell 1000 Growth Index posted negative returns. The energy and producer durables sectors, the benchmark’s worst performers, were down

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Large-Cap Growth Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	–3.97%	–2.47%
Retirement Class (inception: 3/31/2006)	–4.17	–2.73
Retail Class (inception: 3/31/2006)	–4.21	–2.68

Russell 1000 Growth Index*	–1.85	–2.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

10	2009 Annual Report ▪ TIAA-CREF Funds

17.9% and 8.5%, respectively. Continued weakness in two of the index’s other large sectors—health care and financial services—also contributed to the benchmark’s poor showing. Together, these four sectors made up about two-fifths of the benchmark’s total market capitalization as of September 30, 2009.

          These declines were largely offset by technology, the only sector of the benchmark to post a gain for the period. The 9.9% return of this sector mitigated losses sustained elsewhere.

Stock selections trim the fund’s relative return

The fund posted a loss that was larger than its benchmark’s because of several overweight positions that hurt the fund’s relative return. These included overweight positions in Prudential Financial and two well-known consumer staples picks—General Mills and Avon. A nonbenchmark position in BlackBerry manufacturer Research in Motion also lowered returns.

          These negative effects were partly offset by positive contributions to relative performance. The largest of these came from an overweight position in Goldman Sachs. Other favorable overweights included pharmaceutical company Wyeth and biotechnology firm Gilead Sciences. Nonbenchmark positions in credit reporting agency Experian and China’s online search engine Baidu also aided returns.

          On September 30, 2009, foreign securities made up 10.25% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $9,161 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Large-Cap Growth Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,295.30	$3.11
Retirement Class	1,000.00	1,292.70	4.48
Retail Class	1,000.00	1,292.20	4.37

5% annual hypothetical return
Institutional Class	1,000.00	1,022.36	2.74
Retirement Class	1,000.00	1,021.16	3.95
Retail Class	1,000.00	1,021.26	3.85

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.54% for the Institutional Class, 0.78% for the Retirement Class and 0.76% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.91%. In that case, the expenses paid, based on the class’s actual return, would have been $5.23; and the expenses paid, based on a 5% annual hypothetical return, would have been $4.61.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	73.73
$4 billion–$15 billion	23.65
Under $4 billion	2.62

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	11

LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, quantitative analysis risk, active management risk and foreign investment risk. The fund is also subject to the risks of value investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TRLIX
Retirement Class	TRLCX
Retail Class	TCLCX
Premier Class	TRCPX
Fund net assets	$1.08 billion
Number of holdings	203
Portfolio turnover rate	139%
Weighted median market capitalization	$30.4 billion
P/E ratio (weighted 12-month trailing average)	57.4
Dividend yield	1.91%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Financial	24.8
Consumer products & services	18.7
Manufacturing & materials	16.9
Energy	15.1
Technology	11.7
Health care	7.7
Utilities	5.3
Other assets & liabilities, net	–0.2

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Large-Cap Value Fund returned –0.66% for the Institutional Class, compared with the –10.62% return of its benchmark, the Russell 1000® Value Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Large-cap value lags the broad market

During the twelve-month period, large-cap value issues posted a larger decline than the U.S. stock market, which fell 6.42%, as measured by the Russell 3000® Index. The broad market index was aided by stronger performance from large-cap growth stocks, which lost just 1.85% over the reporting period. This divergent performance was especially pronounced during the first half of the period when large-cap value stocks fell 35.22%, versus a 25.97% decline for large-cap growth issues. By comparison, the Russell 1000 Value Index rebounded strongly during the second half of the period, advancing 37.99% and easily outpacing the 32.58% return of the Russell 1000 Growth Index. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Despite its recent underperformance, the Russell 1000 Value Index posted an average annual gain of 2.59% over the ten years ended September 30, 2009—more than five percentage points greater than the –2.56% average annual return of the Russell 1000 Growth Index.

Weakness in the benchmark’s largest sector weighs on returns

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the period, seven of the benchmark’s nine

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Large-Cap Value Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–0.66%	2.38%	7.71%
Retirement Class (inception: 10/1/2002)	–0.88	2.10	7.46
Retail Class (inception: 10/1/2002)	–0.82	2.23	7.51

Russell 1000 Value Index*	–10.62	0.90	6.09

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

12	2009 Annual Report ▪ TIAA-CREF Funds

sectors retreated, including three that suffered double-digit losses. The biggest detractor from performance was the benchmark’s largest sector—financial services—which fell 23.0% and made up almost one-quarter of the benchmark’s total market capitalization on September 30, 2009. Poor returns from the producer durables and energy sectors, down 21.8% and 17.4%, respectively, also had a negative effect on returns.

          The best performance came from the technology sector, which posted a 13.7% gain. However, the sector accounted for less than 5% of the index at the end of the period, so its overall impact on the benchmark’s return was muted.

Stock choices keep the fund above its benchmark

Despite a challenging market environment, the fund outperformed its benchmark by nearly ten percentage points on the strength of various successful stock selections. These included nonbenchmark positions in British mining giant Rio Tinto and Darden Restaurants, the parent company of the Red Lobster and Olive Garden chains. Overweight holdings in generic drug manufacturer Mylan and Capital One Financial also aided relative results.

          In contrast, an overweight stake in banking giant Wells Fargo and an out-of-benchmark position in Blackstone Group, an asset management firm, trimmed returns slightly, as did an underweight holding in Exxon Mobil.

          On September 30, 2009, foreign securities made up 9.04% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $16,812 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Large-Cap Value Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,473.50	$3.41
Retirement Class	1,000.00	1,472.10	4.83
Retail Class	1,000.00	1,472.80	4.65

5% annual hypothetical return
Institutional Class	1,000.00	1,022.31	2.79
Retirement Class	1,000.00	1,021.16	3.95
Retail Class	1,000.00	1,021.31	3.80

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.55% for the Institutional Class, 0.78% for the Retirement Class and 0.75% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.91%. In that case, the expenses paid, based on the class’s actual return, would have been $5.64; and the expenses paid, based on a 5% annual hypothetical return, would have been $4.61.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	63.43
$4 billion–$15 billion	18.31
Under $4 billion	18.26

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	13

MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, mid-cap risk, active management risk and quantitative analysis risk. The fund is also subject to style risk, the risks of growth investing, and the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TRPWX
Retirement Class	TRGMX
Retail Class	TCMGX
Premier Class	TRGPX
Fund net assets	$687.16 million
Number of holdings	144
Portfolio turnover rate	80%
Weighted median market capitalization	$4.4 billion
P/E ratio (weighted 12-month trailing average)	34.9
Dividend yield	0.54%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	31.5
Technology	25.9
Manufacturing & materials	18.2
Health care	9.9
Financial	8.0
Energy	4.9
Utilities	1.0
Other assets & liabilities, net	0.6

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Mid-Cap Growth Fund returned –2.49% for the Institutional Class, compared with the –0.40% return of its benchmark, the Russell Midcap® Growth Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Mid-cap stocks fare better than the broad market

For the twelve months, the mid-cap growth category outperformed the –6.42% return of the overall U.S. stock market, as measured by the Russell 3000® Index.

          During the first six months of this reporting period, mid-cap growth stocks (down 29.81%) held up slightly better than the broad market (down 31.12%) in one of the decade’s weakest environments for stocks. When the market rebounded during the second and third quarters of 2009, mid-cap growth issues scored gains of 41.89% for the six-month period, significantly higher than the broad market’s 35.87% advance.

          For the ten years ended September 30, 2009, the Russell Midcap Growth Index generated an average annual return of 2.18%—higher than the 0.73% average annual gain of the Russell 3000 Index over the same period.

Gains in three sectors limit the benchmark’s losses

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the twelve-month period, six sectors recorded losses, while three advanced. Gains were posted in technology (up 12.9%), materials and processing (up 9.7%) and consumer discretionary (up 1.8%), which together made up more than two-fifths of the benchmark’s total

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Mid-Cap Growth Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–2.49%	3.42%	9.31%
Retirement Class (inception: 10/1/2002)	–2.69	3.15	9.00
Retail Class (inception: 10/1/2002)	–2.69	3.20	9.04

Russell Midcap Growth Index*	–0.40	3.75	9.24

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

14	2009 Annual Report ▪ TIAA-CREF Funds

market capitalization on September 30, 2009. These positive contributions largely offset losses in the benchmark’s other sectors, including energy (down 5.4%), producer durables (down 8.3%) and health care (down 0.1%). As a result, the return of the Russell Midcap Growth Index was nearly flat for the twelve months, despite an extremely volatile investment environment for stocks.

Stock selections dampen the fund’s relative return

The fund posted a larger loss than that of its benchmark primarily because of several unfavorable stock selections. Among the largest detractors from relative performance was an underweight position in educational provider Apollo Group and overweight positions in business advisors FTI Consulting, real estate owner and manager Forest City Enterprises and energy equipment supplier Smith International. A nonbenchmark position in Chinese advertising firm Focus Media Holding also lowered returns.

          The negative effects of these holdings were partly offset by more favorable results from nonbenchmark holdings, including software firms Autonomy and Data Domain, as well as agricultural giant Archer Daniels Midland. Overweight positions in natural gas producer Southwestern Energy and casino operator Las Vegas Sands also aided returns.

          On September 30, 2009, foreign securities made up 6.08% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $18,643 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Mid-Cap Growth Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,408.30	$3.68
Retirement Class	1,000.00	$1,406.30	$5.13
Retail Class	1,000.00	$1,407.00	$4.77

5% annual hypothetical return
Institutional Class	1,000.00	$1,022.01	$3.09
Retirement Class	1,000.00	$1,020.81	$4.31
Retail Class	1,000.00	$1,021.11	$4.00

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.61% for the Institutional Class, 0.85% for the Retirement Class and 0.79% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.94%. In that case, the expenses paid, based on the class’s actual return, would have been $5.67; and the expenses paid, based on a 5% annual hypothetical return, would have been $4.76.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	4.26
$4 billion–$15 billion	48.10
Under $4 billion	47.64

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	15

MID-CAP VALUE FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, quantitative analysis risk, active management risk and foreign investment risk. The fund is also subject to style risk and the risks of value investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIMVX
Retirement Class	TRVRX
Retail Class	TCMVX
Premier Class	TRVPX
Fund net assets	$1.39 billion
Number of holdings	285
Portfolio turnover rate	57%
Weighted median market capitalization	$5.8 billion
P/E ratio (weighted 12-month trailing average)	78.1
Dividend yield	2.10%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Financial	30.4
Manufacturing & materials	20.9
Consumer products & services	17.7
Utilities	9.9
Technology	9.1
Energy	7.7
Health care	3.7
Other assets & liabilities, net	0.6

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Mid-Cap Value Fund returned –3.74% for the Institutional Class, compared with the –7.12% return of its benchmark, the Russell Midcap® Value Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Mid-cap value issues lag the broad market

During the period, the mid-cap value category underperformed the –6.42% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

          Over the first half of the reporting period, mid-cap value stocks plummeted 37.87% and trailed the Russell 3000 by more than six percentage points amid a steep market sell-off. From April 1 through September 30, however, mid-cap value issues generated a 49.51% gain and topped the broad U.S. stock market, which rose 35.87%. For the twelve months, mid-cap stocks in the value category held up better than their small-cap and large-cap counterparts, which fell 12.61% and 10.62%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Despite its recent underperformance, the Russell Midcap Value Index generated an average annual gain of 7.43% over the ten years ended September 30, 2009—more than six percentage points greater than the 0.73% average annual gain of the Russell 3000 Index.

Financial sector depresses benchmark’s return

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the period, five of the benchmark’s nine sectors retreated, including two that suffered double-digit losses. The biggest

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Mid-Cap Value Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–3.74%	5.49%	11.42%
Retirement Class (inception: 10/1/2002)	–3.98	5.20	11.10
Retail Class (inception: 10/1/2002)	–3.94	5.30	11.18

Russell Midcap Value Index*	–7.12	3.53	9.34

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

16	2009 Annual Report ▪ TIAA-CREF Funds

detraction from performance came from the benchmark’s largest sector—financial services, which fell 18.9% and accounted for nearly 30% of the index’s total market capitalization as of September 30, 2009.

          The largest positive contributions to performance came from the technology and consumer discretionary sectors, which returned 17.5% and 2.3%, respectively. Together, they made up almost one-fifth of the benchmark at the end of the period.

Stock selections keep the fund above the index

Although the fund produced negative results, it outperformed its benchmark by more than three percentage points because of individual stock selections. Nonbenchmark positions in Darden Restaurants, the parent company of the Red Lobster and Olive Garden chains; bedding manufacturer Tempur–Pedic; and packaging maker Crown Holdings were among the largest positive contributors to relative performance. An overweight position in chemical company Rohm and Haas also aided results.

          Other out-of-benchmark holdings, however, detracted from the fund’s relative returns, including DryShips, a global transportation company, and banking giant Wells Fargo. Underweight stakes in utility PG&E and tobacco products manufacturer UST, which was acquired by Altria in January 2009, also trimmed relative results.

          On September 30, 2009, foreign securities made up 4.92% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $21,316 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Mid-Cap Value Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,449.90	$3.50
Retirement Class	1,000.00	1,447.60	4.97
Retail Class	1,000.00	1,448.60	4.91

5% annual hypothetical return
Institutional Class	1,000.00	1,022.21	2.89
Retirement Class	1,000.00	1,021.01	4.10
Retail Class	1,000.00	1,021.06	4.05

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.57% for the Institutional Class, 0.81% for the Retirement Class and 0.80% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.94%. In that case, the expenses paid, based on the class’s actual return, would have been $5.77; and the expenses paid, based on a 5% annual hypothetical return, would have been $4.76.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	8.23
$4 billion–$15 billion	52.30
Under $4 billion	39.47

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	17

SMALL-CAP EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk, active management risk and quantitative analysis risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TISEX
Retirement Class	TRSEX
Retail Class	TCSEX
Premier Class	TSRPX
Fund net assets	$652.83 million
Number of holdings	766
Portfolio turnover rate	91%
Weighted median market capitalization	$0.8 billion
P/E ratio (weighted 12-month trailing average)	117.8
Dividend yield	1.27%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Manufacturing & materials	23.0
Technology	20.0
Consumer products & services	19.8
Financial	18.4
Health care	11.4
Energy	3.9
Utilities	3.4
Other assets & liabilities, net	0.1

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Small-Cap Equity Fund returned –8.34% for the Institutional Class, compared with the –9.55% return of its benchmark, the Russell 2000® Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Small-cap issues decline more than the broad market

During the twelve-month period, small-cap stocks lagged the broad U.S. stock market, which posted a –6.42% return, as measured by the Russell 3000® Index.

          During the first half of the period covered by this report, small-cap stocks fell 37.17% against the backdrop of an increasingly volatile equity environment and trailed the overall market by more than six percentage points.

          However, investor confidence in equities returned during the second half of the period, as signs of a stabilizing global economy and improving corporate profits sparked a market rally. During this period, small-cap stocks jumped 43.95%, topping the 35.87% return of the broad U.S. market by more than eight percentage points.

          Within the small-cap category, growth stocks held up better than their value counterparts over the twelve-month period. The Russell 2000 Growth Index returned –6.32% versus –12.61% for the Russell 2000 Value Index. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the ten years ended September 30, 2009, the Russell 2000 Index posted an average annual gain of 4.88%—easily outpacing the 0.73% average annual gain of the Russell 3000 Index.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Small-Cap Equity Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–8.34%	1.42%	8.34%
Retirement Class (inception: 10/1/2002)	–8.57	1.17	8.04
Retail Class (inception: 10/1/2002)	–8.59	1.26	8.16

Russell 2000 Index*	–9.55	2.41	8.74

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

18	2009 Annual Report ▪ TIAA-CREF Funds

The financial sector pulls down the index

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the period, eight of the benchmark’s nine sectors declined, including three that suffered double-digit losses.

          The benchmark’s return was primarily driven by a 22.5% drop in the financial services sector, which accounted for more than one-fifth of the benchmark’s market capitalization on September 30, 2009. Also contributing to the benchmark’s decline were losses in the producer durables (down 15.8%) and energy (down 34.5%) sectors.

          The only sector to post a gain was technology, the second largest sector in the index; it returned 10.9%.

Stock selections keep the fund ahead of its benchmark

Despite its negative return, the fund outperformed its benchmark on the strength of several overweight stock selections. These included technology company 3Com, recreational product manufacturer Brunswick and Amerigroup, a managed health care company. Underweight holdings in Energy Conversion Devices, a solar energy technology company, and airline UAL also helped relative results.

          These positive contributions were partly offset by other positions, including overweight holdings in energy company Rosetta Resources, data center owner DuPont Fabros Technology and Crawford & Company, an insurance services provider. Underweights in biotech company Human Genome Sciences and online marketing services firm VistaPrint also trimmed relative results.

          The fund continued to use proprietary quantitative models to select small-cap stocks that appeared to be attractively priced.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $17,513 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Small-Cap Equity Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,433.00	$3.48
Retirement Class	1,000.00	1,431.60	5.06
Retail Class	1,000.00	1,430.60	4.63

5% annual hypothetical return
Institutional Class	1,000.00	1,022.21	2.89
Retirement Class	1,000.00	1,020.91	4.20
Retail Class	1,000.00	1,021.26	3.85

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.57% for the Institutional Class, 0.83% for the Retirement Class and 0.76% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.94%. In that case, the expenses paid, based on the class’s actual return, would have been $5.73; and the expenses paid, based on a 5% annual hypothetical return, would have been $4.76.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Under $4 billion	100.00

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	19

LARGE-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk, style risk, large-cap risk and the risks associated with growth investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TILIX
Retirement Class	TRIRX
Fund net assets	$457.78 million
Portfolio turnover rate	28%

BENCHMARK PROFILE AS OF 9/30/2009

Number of holdings	627
Weighted median market capitalization	$37.2 billion
P/E ratio (weighted 12-month trailing average)	22.0
Dividend yield	1.61%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	31.2
Technology	29.9
Manufacturing & materials	15.3
Health care	11.5
Financial	7.2
Energy	3.4
Utilities	1.3
Other assets & liabilities, net	0.2

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Large Cap Growth Index Fund returned –1.76% for the Institutional Class, compared with the –1.85% return of its benchmark, the Russell 1000® Growth Index. The table below shows returns for all share classes of the fund.

Large-cap growth holds up better than the broad market

During the twelve-month period, the large-cap growth category performed better than the broad U.S. stock market, which fell 6.42%, as measured by the Russell 3000® Index. Among growth stocks, large caps lagged the –0.40% return of mid-cap issues, but proved more resilient than small-cap stocks, which returned –6.32%. In contrast, large-cap value issues declined 10.62% for the twelve-month period. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended September 30, 2009, the Russell 1000 Growth Index posted an average annual return of –2.56%—more than five percentage points behind the 2.59% average annual return of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual return of 0.73% over the same period.

Technology sector limits the benchmark’s fall

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the twelve-month period, eight of the nine sectors of the Russell 1000 Growth Index posted negative returns. The energy and producer durables sectors, the benchmark’s worst performers, were down

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Large-Cap Growth Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–1.76%	1.77%	5.12%
Retirement Class (inception: 10/1/2002)	–2.06	1.48	4.80

Russell 1000 Growth Index*	–1.85	1.86	5.23

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

20	2009 Annual Report ▪ TIAA-CREF Funds

17.9% and 8.5%, respectively. Continued weakness in two of the index’s other large sectors—health care and financial services—also contributed to the benchmark’s poor showing. Together, these four sectors made up about two-fifths of the benchmark’s total market capitalization as of September 30, 2009.

          These declines were largely offset by technology, the only sector of the benchmark to post a gain for the period. The 9.9% return of this sector mitigated losses sustained elsewhere.

Largest stocks in the benchmark post mixed results

Two of the five largest stocks in the Russell 1000 Growth Index posted losses for the period, while one stock, Apple, scored extraordinary gains. In descending order according to market capitalization as of September 30, 2009, the five stocks performed as follows: Microsoft, –1.1%; Apple, 63.1%; IBM, 4.4%; Cisco Systems, 4.3%; and Johnson & Johnson, –9.2%.

          For the period, the fund slightly outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $14,182 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Large-Cap Growth Index Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,326.90	$ 0.58
Retirement Class	1,000.00	1,324.40	2.04

5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.51
Retirement Class	1,000.00	1,023.31	1.78

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.10% for the Institutional Class and 0.35% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	68.28
$4 billion–$15 billion	22.32
Under $4 billion	9.40

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	21

LARGE-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk, style risk, large-cap risk and the risks associated with value investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TILVX
Retirement Class	TRCVX
Fund net assets	$508.29 million
Portfolio turnover rate	31%

BENCHMARK PROFILE AS OF 9/30/2009

Number of holdings	677
Weighted median market capitalization	$30.4 billion
P/E ratio (weighted 12-month trailing average)	30.8
Dividend yield	2.29%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Financial	26.0
Energy	17.4
Manufacturing & materials	14.4
Consumer products & services	14.2
Technology	10.5
Health care	8.4
Utilities	7.0
Other assets & liabilities, net	2.1

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Large-Cap Value Index Fund returned –10.56% for the Institutional Class, compared with the –10.62% return of its benchmark, the Russell 1000® Value Index. The table below shows returns for all share classes of the fund.

Large-cap value lags the broad market

During the twelve-month period, large-cap value issues posted a larger decline than the U.S. stock market, which fell 6.42%, as measured by the Russell 3000® Index. The broad market index was aided by stronger performance from large-cap growth stocks, which lost just 1.85% over the reporting period. This divergent performance was especially pronounced during the first half of the period when large-cap value stocks fell 35.22%, versus a 25.97% decline for large-cap growth issues. By comparison, the Russell 1000 Value Index rebounded strongly during the second half of the period, advancing 37.99% and easily outpacing the 32.58% return of the Russell 1000 Growth Index. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Despite its recent underperformance, the Russell 1000 Value Index posted an average annual gain of 2.59% over the ten years ended September 30, 2009—more than five percentage points greater than the –2.56% average annual return of the Russell 1000 Growth Index.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Large-Cap Value Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–10.56%	0.85%	5.99%
Retirement Class (inception: 10/1/2002)	–10.77	0.59	5.69

Russell 1000 Value Index*	–10.62	0.90	6.09

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

22	2009 Annual Report ▪ TIAA-CREF Funds

Weakness in the benchmark’s largest sector weighs on returns

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the period, seven of the benchmark’s nine sectors retreated, including three that suffered double-digit losses. The biggest detractor from performance was the benchmark’s largest sector—financial services—which fell 23.0% and made up almost one-quarter of the benchmark’s total market capitalization on September 30, 2009. Poor returns from the producer durables and energy sectors, down 21.8% and 17.4%, respectively, also had a negative effect on returns.

          The best performance came from the technology sector, which posted a 13.7% gain. However, the sector accounted for less than 5% of the index at the end of the period, so its overall impact on the benchmark’s return was muted.

Four of the largest stocks in the index post losses

Four of the benchmark’s five largest stocks, in terms of market capitalization as of September 30, 2009, declined during the reporting period. In descending order of their relative weightings in the benchmark at period-end, the five stocks performed as follows: Exxon Mobil, –9.6%; General Electric, –31.4%; JPMorgan Chase, –4.0%; AT&T, 3.2%; and Bank of America, –50.4%.

          For the period, the fund slightly outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $15,028 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Large-Cap Value Index Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,378.40	$ 0.60
Retirement Class	1,000.00	1,377.90	2.09

5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.51
Retirement Class	1,000.00	1,023.31	1.78

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.10% for the Institutional Class and 0.35% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	67.89
$4 billion–$15 billion	20.14
Under $4 billion	11.97

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	23

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk, large-cap risk and small-cap/mid-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIEIX
Retirement Class	TIQRX
Retail Class	TINRX
Premier Class	TCEPX
Fund net assets	$1.48 billion
Portfolio turnover rate	11%

BENCHMARK PROFILE AS OF 9/30/2009

Number of holdings	2,927
Weighted median market capitalization	$28.8 billion
P/E ratio (weighted 12-month trailing average)	27.4
Dividend yield	1.90%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	22.8
Technology	20.4
Financial	16.5
Manufacturing & materials	15.8
Energy	10.3
Health care	10.2
Utilities	4.2
Other assets & liabilities, net	–0.2

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Equity Index Fund returned –6.26% for the Institutional Class, compared with the –6.42% return of its benchmark, the Russell 3000® Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

U.S. stocks rebound in the second half

After plunging more than 31% in the first half of the reporting period, U.S. stocks rebounded sharply in the second half. The Russell 3000 Index climbed 35.87% from April 1 through September 30, amid growing evidence that the worst of the global economic downturn may have passed and that corporate profits were holding up better than expected.

          Despite the second-half rally, returns for the twelve-month period were broadly negative. Among stocks of different market-capitalization sizes, mid caps held up best, declining 3.55%, while large-cap and small-cap issues fell 6.14% and 9.55%, respectively. Growth stocks (down 2.19%) outperformed value stocks (down 10.79%) by a wide margin. (Investment-style and capitalization-size returns are based on Russell indexes.)

          For the twelve months, domestic stocks lagged foreign issues. The –6.42% return of the Russell 3000 was more than nine percentage points lower than the 3.23% return of the MSCI EAFE Index, which tracks stocks in 21 developed nations outside North America. For the ten years ended September 30, 2009, the average annual return of the Russell 3000 Index was 0.73%, versus 2.57% for the EAFE index.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Equity Index Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	–6.26%	1.56%		0.65%
Retirement Class (inception: 3/31/2006)	–6.60	1.37	*	0.56	*
Retail Class (inception: 3/31/2006)	–6.46	1.47	*	0.61	*

Russell 3000 Index†	–6.42	1.56		0.73

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

†	For a description of the fund’s benchmark, please see page 4.

24	2009 Annual Report ▪ TIAA-CREF Funds

Eight of nine industry sectors decline

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. For the period, eight of the nine sectors declined, including three that suffered double-digit losses. The largest sector, technology, which represented nearly one-sixth of the index in terms of market capitalization on September 30, 2009, was the sole gainer, up 10.4%. However, this was more than offset by the –19.8% return of financial services, the second-largest sector, and the losses posted by the next two largest sectors, health care and energy, which fell 2.9% and 14.5%, respectively.

          Poor performance from producer durables also detracted from returns, while consumer discretionary held up relatively well, falling just 1.1%.

The benchmark’s largest stocks post negative returns

The five largest stocks in the Russell 3000 Index produced negative results for the period covered by this report. In descending order according to their market capitalization on September 30, 2009, the five stocks performed as follows: Exxon Mobil, –9.6%; Microsoft, –1.1%; General Electric, –31.4%; Procter & Gamble, –14.3%; and Johnson & Johnson, –9.2%.

          For the period, the fund’s loss was slightly smaller than that of its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 OVER 10 YEARS

Institutional Class

An investment of $10,000 in this fund on September 30, 1999, would be worth $10,668 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Equity Index Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,360.10	$0.65
Retirement Class	1,000.00	1,354.60	1.95
Retail Class	1,000.00	1,357.40	2.01

5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.56
Retirement Class	1,000.00	1,023.41	1.67
Retail Class	1,000.00	1,023.36	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.11% for the Institutional Class, 0.33% for the Retirement Class and 0.34% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.48%. In that case, the expenses paid, based on the class’s actual return, would have been $2.84; and the expenses paid, based on a 5% annual hypothetical return, would have been $2.43.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	63.30
$4 billion–$15 billion	18.86
Under $4 billion	17.84

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	25

S&P 500 INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk and large-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TISPX
Retirement Class	TRSPX
Fund net assets	$1.13 billion
Portfolio turnover rate	5%

BENCHMARK PROFILE AS OF 9/30/2009

Number of holdings	501
Weighted median market capitalization	$41.5 billion
P/E ratio (weighted 12-month trailing average)	23.5
Dividend yield	2.04%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	22.7
Technology	20.6
Financial	18.0
Manufacturing & materials	14.2
Energy	10.9
Health care	10.1
Utilities	3.8
Other assets & liabilities, net	–0.3

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The S&P 500 Index Fund returned –6.88% for the Institutional Class, compared with the –6.91% return of its benchmark, the S&P 500® Index. The table below shows returns for all share classes of the fund.

Large-cap stocks fare worse than the broad market

During the twelve months, the large-cap stocks that make up the S&P 500 Index posted a loss that was slightly greater than the 6.42% decline of the U.S. stock market, as measured by the Russell 3000® Index. The difference resulted from the fact that, unlike the S&P 500, the Russell 3000 includes a considerable number of mid-cap stocks. The mid-cap segment of the Russell 3000, which made up more than a quarter of that index on September 30, 2009, returned –3.55% for the twelve-month period.

          For the ten years ended September 30, 2009, the S&P 500 Index posted an average annual return of –0.15%, trailing the 0.73% return of the Russell 3000 over the same period. In addition, the volatility of large-cap stocks was similar to that of the broad market. The standard deviation of the S&P 500 over the ten-year period was 16.24%, while that of the Russell 3000 was 16.55%. (Standard deviation is a widely used measure of how much the returns of a stock or a group of stocks vary from their mean return, over a given period of time.)

Technology is the one bright spot in a down market

During the twelve-month period, nine of the S&P 500 Index’s ten industry sectors posted losses. The financial and energy sectors were down 23.5% and 14.4%,

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

S&P 500 Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–6.88%	0.99%	5.19%
Retirement Class (inception: 10/1/2002)	–7.11	0.70	4.89

S&P 500 Index*	–6.91	1.02	5.27

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

26	2009 Annual Report ▪ TIAA-CREF Funds

respectively. Continued weakness in two other large sectors—health care (down 3.6%) and consumer staples (down 4.6%)—also contributed to the benchmark’s poor showing. These four sectors made up more than half of the benchmark’s total market capitalization as of September 30, 2009. The sole sector to post gains was information technology, which constituted almost one-fifth of the benchmark’s market capitalization and returned 8.5%. The returns of two smaller sectors, consumer discretionary and telecommunication services, were basically flat.

Largest stocks in the benchmark post disappointing results

All of the five largest stocks in the S&P 500 Index succumbed to the market downturn and failed to regain positive territory by the end of the reporting period. In descending order according to their market capitalization as of September 30, 2009, the five stocks performed as follows: Exxon Mobil, –9.6%; Microsoft, –1.1%; General Electric, –31.4%; JPMorgan Chase, –4.0%; and Procter & Gamble, –14.3%. For the period, the fund’s return held up better than that of its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $14,249 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

S&P 500 Index Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,340.00	$0.65
Retirement Class	1,000.00	1,337.80	2.11

5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.56
Retirement Class	1,000.00	1,023.26	1.83

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.11% for the Institutional Class and 0.36% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	77.84
$4 billion–$15 billion	19.38
Under $4 billion	2.78

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	27

SMALL-CAP BLEND INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TISBX
Retirement Class	TRBIX
Fund net assets	$604.86 million
Portfolio turnover rate	36%

BENCHMARK PROFILE AS OF 9/30/2009

Number of holdings	2,014
Weighted median market capitalization	$0.9 billion
P/E ratio (weighted 12-month trailing average)	174.8
Dividend yield	1.23%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Manufacturing & materials	22.2
Financial	20.1
Consumer products & services	19.8
Technology	19.1
Health care	11.0
Energy	4.1
Utilities	3.4
Other assets & liabilities, net	0.3

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Small-Cap Blend Index Fund returned –9.81% for the Institutional Class, compared with the –9.55% return of its benchmark, the Russell 2000® Index. The table below shows returns for all share classes of the fund.

Small-cap issues decline more than the broad market

During the twelve-month period, small-cap stocks lagged the broad U.S. stock market, which posted a –6.42% return, as measured by the Russell 3000® Index.

          During the first half of the period covered by this report, small-cap stocks fell 37.17% against the backdrop of an increasingly volatile equity environment and trailed the overall market by more than six percentage points.

          However, investor confidence in equities returned during the second half of the period, as signs of a stabilizing global economy and improving corporate profits sparked a market rally. During this period, small-cap stocks jumped 43.95%, topping the 35.87% return of the broad U.S. market by more than eight percentage points.

          Within the small-cap category, growth stocks held up better than their value counterparts over the twelve-month period. The Russell 2000 Growth Index returned –6.32% versus –12.61% for the Russell 2000 Value Index. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the ten years ended September 30, 2009, the Russell 2000 Index posted an average annual gain of 4.88%—easily outpacing the 0.73% average annual gain of the Russell 3000 Index.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Small-Cap Blend Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–9.81%	2.39%	8.68%
Retirement Class (inception: 10/1/2002)	–10.06	2.13	8.39

Russell 2000 Index*	–9.55	2.41	8.74

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

28	2009 Annual Report ▪ TIAA-CREF Funds

The financial sector pulls down the index

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the period, eight of the benchmark’s nine sectors declined, including three that suffered double-digit losses.

          The benchmark’s return was primarily driven by a 22.5% drop in the financial services sector, which accounted for more than one-fifth of the benchmark’s market capitalization on September 30, 2009. Also contributing to the benchmark’s decline were losses in the producer durables (down 15.8%) and energy (down 34.5%) sectors.

          The only sector to post a gain was technology, the second largest sector in the index; it returned 10.9%.

Largest stocks in the benchmark post impressive gains

Despite a declining market environment, all five of the benchmark’s largest issues, in terms of market capitalization on September 30, 2009, reported strong gains during the period covered by this report, including two that posted triple-digit advances. Biotech company Human Genome Sciences was the top performer, with an extraordinary 196.4% gain, followed by the 192.5% advance of technology firm Palm. Information technology company Perot Systems jumped 71.2%, while Tupperware Brands rose 50.9%. Rounding out the top five was communications equipment provider Polycom, which climbed 15.7%.

          For the period, the fund’s return slightly trailed that of its benchmark. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $17,899 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Small-Cap Blend Index Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,436.80	$0.55
Retirement Class	1,000.00	1,433.70	2.07

5% annual hypothetical return
Institutional Class	1,000.00	1,024.62	0.46
Retirement Class	1,000.00	1,023.36	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	0.05
$4 billion–$15 billion	0.13
Under $4 billion	99.82

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	29

INTERNATIONAL EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to foreign investment risk, market risk, company risk, index risk, large-cap risk and small-cap/mid-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TCIEX
Retirement Class	TRIEX
Premier Class	TRIPX
Fund net assets	$1.24 billion
Portfolio turnover rate	31%

BENCHMARK PROFILE AS OF 9/30/2009

Number of holdings	971
Weighted median market capitalization	$34.4 billion
P/E ratio (weighted 12-month trailing average)	36.6
Dividend yield	3.39%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	35.0
Financial	28.5
Manufacturing & materials	18.9
Energy	7.6
Utilities	5.6
Technology	2.1
Other assets & liabilities, net	2.3

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The International Equity Index Fund returned 1.76% for the Institutional Class, compared with the 3.23% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Foreign stocks rebound, outpacing U.S. shares

After plummeting more than 31% in the first half of the reporting period, foreign stocks staged a dramatic recovery in the second half. The EAFE index, which tracks stocks in 21 developed nations outside North America, soared 49.85% from April 1 through September 30.

          For the full twelve months, the EAFE’s return was more than nine percentage points higher than the –6.42% return of the Russell 3000® Index, which measures the broad U.S. stock market.

          For the ten years ended September 30, 2009, the average annual return of the EAFE index was 2.57%, versus 0.73% for the Russell 3000 Index.

Stronger foreign currencies drive the benchmark’s gain

          The EAFE’s gain resulted not from positive stock market performance but from the rising value of the EAFE’s currencies relative to the dollar. In terms of local currencies, the EAFE returned –1.68% for the twelve months. For U.S. investors, a surge in the value of the euro and the yen helped convert this loss to a gain of 3.23% in dollar terms. The strengthening of these currencies occurred in the second half of the reporting period.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

International Equity Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	1.76%	6.12%	10.82%
Retirement Class (inception: 10/1/2002)	1.57	5.82	10.49

MSCI EAFE Index*	3.23	6.07	10.90

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

30	2009 Annual Report ▪ TIAA-CREF Funds

European and Pacific stocks rise, but market performance is mixed

The benchmark’s European and Pacific segments advanced, but in both regions, gains were muted by weak performance in several of the largest markets. European stocks, which made up nearly two-thirds of the EAFE’s total market capitalization on September 30, 2009, returned 1.6%. British stocks—the largest European component in terms of market capitalization—returned –1.3%, while French and German stocks, the next two largest components, returned 2.6% and –3.1%, respectively. (All returns are in U.S. dollars.)

          The benchmark’s Pacific segment returned 6.9% in dollar terms. Japanese stocks, by far the largest component of the Pacific segment and more than one-fifth of the EAFE’s total market capitalization at the end of the period, returned –0.6% in dollars. Pacific markets outside Japan, which have much smaller market capitalizations, gained 23.2% in dollars.

          A fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign stock exchanges close several hours before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change. Such changes are not reflected immediately in the fund’s benchmark index, but they may be taken into account in that day’s NAV in order to reflect the value of the fund’s holdings at the time the NAV is calculated.

          The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $20,525 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

International Equity Index Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,495.20	$1.06
Retirement Class	1,000.00	1,493.40	2.63

5% annual hypothetical return
Institutional Class	1,000.00	1,024.22	0.86
Retirement Class	1,000.00	1,022.96	2.13

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.17% for the Institutional Class and 0.42% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	69.70
$4 billion–$15 billion	24.50
Under $4 billion	5.80

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	31

ENHANCED INTERNATIONAL EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to foreign investment risk, market risk, company risk, derivatives risk, quantitative analysis risk, index risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbol
Institutional Class	TFIIX
Fund net assets	$359.70 million
Number of holdings	428
Portfolio turnover rate	107%
Weighted median market capitalization	$31.9 billion
P/E ratio (weighted 12-month trailing average)	18.1
Dividend yield	3.71%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	35.0
Financial	27.9
Manufacturing & materials	19.6
Energy	7.7
Utilities	5.9
Technology	3.3
Other assets & liabilities, net	0.6

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Enhanced International Equity Index Fund returned 0.05% for the Institutional Class, compared with the 3.23% return of its benchmark, the MSCI EAFE Index.

Foreign stocks rebound, outpacing U.S. shares

After plummeting more than 31% in the first half of the reporting period, foreign stocks staged a dramatic recovery in the second half. The EAFE index, which tracks stocks in 21 developed nations outside North America, soared 49.85% from April 1 through September 30.

          For the full twelve months, the EAFE’s return was more than nine percentage points higher than the –6.42% return of the Russell 3000® Index, which measures the broad U.S. stock market.

          European stocks, which made up nearly two-thirds of the EAFE’s total market capitalization on September 30, 2009, returned 1.6%. The benchmark’s Pacific segment returned 6.9%.

          For the ten years ended September 30, 2009, the average annual return of the EAFE index was 2.57%, versus 0.73% for the Russell 3000 Index.

Stronger foreign currencies drive the benchmark’s gain

The EAFE’s gain resulted not from positive stock market performance but from the rising value of the EAFE’s currencies relative to the dollar. In terms of local currencies, the EAFE returned –1.68% for the twelve months. For U.S. investors, however, a surge in the value of the euro and the yen helped convert this loss to a gain of 3.23% in dollar terms. The strengthening of these currencies occurred in the second half of the reporting period.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Enhanced International Equity Index Fund	1 year	since inception

Institutional Class (inception: 11/30/2007)	0.05%	–18.55%

MSCI EAFE Index*	3.23	–16.78

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

32	2009 Annual Report ▪ TIAA-CREF Funds

Stock selections limit the fund’s relative results

The fund’s enhanced indexing strategy uses quantitative modeling techniques to build a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the enhanced indexing methodology had both negative and positive effects on performance, but the overall result was to lower the fund’s return relative to that of its benchmark. Among the detractors from relative performance were underweights that included Britain’s Lloyds Banking Group and Sweden’s Nordea Bank, as well as the avoidance of British oil company BP.

          Other holdings had a positive effect on the fund’s return. These included underweight positions in German carmaker Volkswagen and the Royal Bank of Scotland and an overweight in British bank Barclays.

          A fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign stock exchanges close several hours before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change. Such changes are not reflected immediately in the fund’s benchmark index, but they may be taken into account in that day’s NAV in order to reflect the value of the fund’s holdings at the time the NAV is calculated.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $6,862 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Enhanced International Equity Index Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,478.00	$ 3.42

5% annual hypothetical return
Institutional Class	1,000.00	1,022.31	2.79

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.55% for the Institutional Class. The expense charge of this fund reflects a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	70.17
$4 billion–$15 billion	22.92
Under $4 billion	6.91

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	33

ENHANCED LARGE-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, foreign investment risk, derivatives risk, quantitative analysis risk, index risk and the risks associated with growth investing. The fund is also subject to the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbol
Institutional Class	TLIIX
Fund net assets	$495.25 million
Number of holdings	272
Portfolio turnover rate	141%
Weighted median market capitalization	$37.2 billion
P/E ratio (weighted 12-month trailing average)	20.0
Dividend yield	1.58%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	32.2
Technology	29.8
Manufacturing & materials	15.9
Health care	10.4
Financial	6.6
Energy	3.5
Utilities	1.4
Other assets & liabilities, net	0.2

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Enhanced Large Cap Growth Index Fund returned –2.04% for the Institutional Class, compared with the –1.85% return of its benchmark, the Russell 1000® Growth Index.

Large-cap growth holds up better than the broad market

During the twelve-month period, the large-cap growth category performed better than the broad U.S. stock market, which fell 6.42%, as measured by the Russell 3000® Index. Among growth stocks, large caps lagged the –0.40% return of mid-cap issues, but proved more resilient than small-cap stocks which returned –6.32%. In contrast, large-cap value issues declined 10.62% for the twelve-month period. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended September 30, 2009, the Russell 1000 Growth Index posted an average annual return of –2.56%—more than five percentage points behind the 2.59% average annual return of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual return of 0.73% over the same period.

Technology sector limits the benchmark’s fall

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the twelve-month period, eight of the nine sectors of the Russell 1000 Growth Index posted negative returns. The energy and producer durables sectors, the benchmark’s worst performers, were down 17.9% and 8.5%, respectively. Continued weakness in two of the benchmark’s other large sectors—health care and financial services—also contributed to the

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Enhanced Large-Cap Growth Index Fund	1 year	since inception

Institutional Class (inception: 11/30/2007)	–2.04%	–12.41%

Russell 1000 Growth Index*	–1.85	–12.68

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

34	2009 Annual Report ▪ TIAA-CREF Funds

benchmark’s poor showing. Together, these four sectors made up about two-fifths of the benchmark’s total market capitalization as of September 30, 2009.

          These declines were largely offset by technology, the only sector of the benchmark to post a gain for the period. The 9.9% return of this sector mitigated losses sustained elsewhere.

Stock selections limit the fund’s return

The fund’s enhanced indexing strategy uses quantitative modeling techniques to build a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the twelve-month period, stock selections using the enhanced indexing methodology had both positive and negative effects on performance, but the overall result was to lower the fund’s return relative to that of its benchmark. Among the holdings that detracted from the fund’s return were an overweight position in biotechnology company Gilead Sciences and an underweight in telecommunications company Qualcomm.

          Other holdings had a positive effect on the fund’s return. The largest positive contributor to relative performance was an overweight position in semiconductor manufacturer Marvell Technology Group. Other favorable overweights included auto parts distributor AutoZone and navigational software maker Garmin.

          On September 30, 2009, foreign securities made up 1.98% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $7,842 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Enhanced Large-Cap Growth Index Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,314.70	$2.32

5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	2.03

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class. The expense charge of this fund reflects a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	66.60
$4 billion–$15 billion	23.64
Under $4 billion	9.76

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	35

ENHANCED LARGE-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, foreign investment risk, derivatives risk, quantitative analysis risk, index risk and the risks associated with value investing. The fund is also subject to the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbol
Institutional Class	TEVIX
Fund net assets	$498.13 million
Number of holdings	379
Portfolio turnover rate	66%
Weighted median market capitalization	$29.9 billion
P/E ratio (weighted 12-month trailing average)	23.4
Dividend yield	2.16%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Financial	26.0
Energy	17.7
Manufacturing & materials	16.2
Consumer products & services	13.3
Technology	10.7
Health care	9.4
Utilities	6.8
Other assets & liabilities, net	–0.1

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Enhanced Large-Cap Value Index Fund returned –10.01% for the Institutional Class, compared with the –10.62% return of its benchmark, the Russell 1000® Value Index.

Large-cap value lags the broad market

During the twelve-month period, large-cap value issues posted a larger decline than the U.S. stock market, which fell 6.42%, as measured by the Russell 3000® Index. The broad market index was aided by stronger performance from large-cap growth stocks, which lost just 1.85% over the reporting period. This divergent performance was especially pronounced during the first half of the period when large-cap value stocks fell 35.22%, versus a 25.97% decline for large-cap growth issues. By comparison, the Russell 1000 Value Index rebounded strongly during the second half of the period, advancing 37.99% and easily outpacing the 32.58% return of the Russell 1000 Growth Index. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Despite its recent underperformance, the Russell 1000 Value Index posted an average annual gain of 2.59% over the ten years ended September 30, 2009—more than five percentage points greater than the –2.56% average annual return of the Russell 1000 Growth Index.

Weakness in the benchmark’s largest sector weighs on returns

As explained on page 3, the Russell indexes are now divided into nine industry sectors, rather than twelve. During the period, seven of the benchmark’s nine sectors retreated, including three that suffered double-digit losses. The biggest detractor from performance was the benchmark’s largest sector—financial

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Enhanced Large-Cap Value Index Fund	1 year	since inception

Institutional Class (inception: 11/30/2007)	–10.01%	–16.11%

Russell 1000 Value Index*	–10.62	–16.50

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

36	2009 Annual Report ▪ TIAA-CREF Funds

services—which fell 23.0% and made up almost one-quarter of the benchmark’s total market capitalization on September 30, 2009. Poor returns from the producer durables and energy sectors, down 21.8% and 17.4%, respectively, also had a negative effect on returns.

Stock choices keep the fund above its benchmark

The fund’s enhanced indexing strategy uses quantitative modeling techniques to build a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the twelve-month period, stock selections using the enhanced indexing methodology had both positive and negative effects on performance, but the overall result was to help the fund outperform its benchmark. Overweight holdings in Ashland, a diversified chemical company, and two financial giants—JPMorgan Chase and Goldman Sachs—were among the largest positive contributors to relative performance.

          Holdings that detracted from the fund’s performance included overweight positions in agricultural giant Archer Daniels Midland and Apartment Investment and Management Company, a real estate investment trust. Underweights in Verizon and Freeport-McMoRan, a copper and gold producer, also trimmed results.

          On September 30, 2009, foreign securities made up 0.43% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $7,244 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Enhanced Large-Cap Value Index Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,376.00	$2.38

5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	2.03

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class. The expense charge of this fund reflects a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	66.52
$4 billion–$15 billion	19.39
Under $4 billion	14.09

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	37

SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, small-cap/mid-cap risk, active management risk and index risk. The fund also is exposed to risks arising from the fact that because its social criteria exclude securities of certain issuers for non-financial reasons, the fund may forgo some market opportunities available to funds that don’t use these criteria. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TISCX
Retirement Class	TRSCX
Retail Class	TICRX
Premier Class	TRPSX
Fund net assets	$700.25 million
Number of holdings	908
Portfolio turnover rate	16%
Weighted median market capitalization	$21.3 billion
P/E ratio (weighted 12-month trailing average)	29.0
Dividend yield	1.93%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Consumer products & services	26.1
Technology	19.6
Financial	14.8
Manufacturing & materials	14.2
Health care	9.6
Energy	8.7
Utilities	6.7
Other assets & liabilities, net	0.3

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Social Choice Equity Fund returned –5.98% for the Institutional Class, compared with the –6.42% return of its benchmark, the Russell 3000® Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions lift the fund’s relative performance

Because of its social screens, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks produced mixed results during the period, but the net effect was to increase the fund’s return relative to that of its benchmark.

          The fund benefited by avoiding Citigroup, which fell 76.1% during the twelve-month period as its credit losses mounted. The absence of General Electric, ConocoPhillips and Wal-Mart also aided relative results. These three stocks fell 31.4%, 35.7% and 16.3%, respectively, performing far worse than the Russell 3000 Index.

          In contrast, the largest detractor from the fund’s relative performance was its avoidance of Apple, which rose 63.1% on stronger than expected earnings reports and the general rally in technology stocks that took place during the second and third quarters of 2009. The absence of Anheuser-Busch, Occidental Petroleum, Morgan Stanley and AT&T, which advanced 20.4%, 13.7%, 38.6% and 3.2%, respectively, also hindered returns.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Social Choice Equity Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	–5.98%	2.02%		0.77%
Retirement Class (inception: 10/1/2002)	–6.17	1.70		0.54	*
Retail Class (inception: 3/31/2006)	–6.16	1.93	*	0.73	*

Russell 3000 Index†	–6.42	1.56		0.73

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

†	For a description of the fund’s benchmark, please see page 4.

38	2009 Annual Report ▪ TIAA-CREF Funds

Statistical techniques help mitigate the fund’s risks

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

          During the twelve-month period, the fund’s relative return was aided by overweight holdings in chemical firm Rohm and Haas, which was acquired in April by Dow Chemical, biotechnology company Genentech and pharmaceutical giant Wyeth, which rose 35.4% during the period. The strong performance of Wyeth was largely due to the fact that the company’s stock price jumped after it agreed to be acquired by Pfizer in January. An underweight in drug company Abbott Laboratories also contributed to the fund’s relative outperformance.

          The positive effects of these holdings were partly offset by several overweight positions that resulted in outsized losses. Chief among these were Pepco Holdings, a diversified energy company, transportation firm Norfolk Southern, U.S. Bancorp and SunTrust Banks.

$10,000 OVER 10 YEARS

Institutional Class

An investment of $10,000 in this fund on September 30, 1999, would be worth $10,800 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Social Choice Equity Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,374.40	$1.43
Retirement Class	1,000.00	1,371.40	2.91
Retail Class	1,000.00	1,371.70	2.73

5% annual hypothetical return
Institutional Class	1,000.00	1,023.87	1.22
Retirement Class	1,000.00	1,022.61	2.48
Retail Class	1,000.00	1,022.76	2.33

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.24% for the Institutional Class, 0.49% for the Retirement Class and 0.46% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.61%. In that case, the expenses paid, based on the class’s actual return, would have been $3.63; and the expenses paid, based on a 5% annual hypothetical return, would have been $3.09.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	62.43
$4 billion–$15 billion	22.53
Under $4 billion	15.04

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	39

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the risks of real estate investing, as well as active management risk, market risk, foreign investment risk, company risk, interest rate risk and income volatility risk. The fund is also subject to the risks of concentrating investments in a single industry, holding securities of relatively few issuers and investing in smaller companies. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIREX
Retirement Class	TRRSX
Retail Class	TCREX
Premier Class	TRRPX
Fund net assets	$437.60 million
Number of holdings	71
Portfolio turnover rate	78%
Weighted median market capitalization	$5.0 billion
P/E ratio (weighted 12-month trailing average)	126.8
Dividend yield	4.36%

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Specialized REITs	25.4
Retail REITs	25.4
Residential REITs	17.2
Office REITs	14.7
Diversified REITs	8.4
Industrial REITs	6.1
Office Electronics	1.8
Mortgage REITs	0.1
Other assets & liabilities, net	0.9

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Real Estate Securities Fund returned –28.84% for the Institutional Class, compared with the –28.40% return of its benchmark, the FTSE NAREIT Equity REITs Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

REITs collapse, then rebound during the second half

During the twelve-month period, real estate investment trusts (REITs) significantly trailed the –6.42% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Effective April 1, 2009, the benchmark of the Real Estate Securities Fund changed to the FTSE NAREIT Equity REITs Index from the Dow Jones Wilshire Real Estate Securities Index. All benchmark returns cited here are those of the FTSE NAREIT Equity REITs Index.

          The underperformance of REITs resulted from steep losses during the first half of the reporting period when they fell 58.31%. This was almost twice as much as the broad market, which fell 31.12%. Rising unemployment, a slowdown in consumer spending and persistent weakness in the global credit markets continued to hamper the demand for office and retail space. During the second half of the period, however, REITs staged an impressive rally, as investor confidence in stocks returned amid signs of a stabilizing global economy and better than expected corporate profits. From April 1 through September 30, REITs gained 71.73%—double the 35.87% return of the Russell 3000 over the same six-month period.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Real Estate Securities Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–28.84%	–0.52%	7.07%
Retirement Class (inception: 10/1/2002)	–28.95	–0.66	6.90
Retail Class (inception: 10/1/2002)	–29.01	–0.61	6.91

FTSE NAREIT Equity REITs Index (new)*	–28.40	1.40	7.78
Dow Jones Wilshire Real Estate Securities Index (old)†	–29.46	1.09	7.85

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	Please note that effective April 1, 2009, the Real Estate Securities Fund’s benchmark changed to the FTSE NAREIT Equity REITs Index. For a description of the fund’s benchmark, please see page 4.

†	This was the fund’s benchmark through March 31, 2009.

40	2009 Annual Report ▪ TIAA-CREF Funds

REITs lag the broad markets over the long term

Many investors use REITs for income, as an alternative to bonds. However, during the twelve-month period, REITs posted a double-digit loss, in contrast to the 10.56% advance of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

          The recent underperformance of REITs continued a longer-term trend. For the five years ended September 30, 2009, the 1.40% average annual gain of REITs trailed both the 1.56% average gain of the Russell 3000 Index and the 5.13% average gain of the Barclays Capital index.

Stock selections reduce the fund’s return

The fund’s disappointing return lagged that of its benchmark, in part because of underweight positions in HRPT Properties Trust, a REIT that owns and leases office buildings; Camden Property Trust, a REIT focused on building and managing multifamily communities; and Tanger Factory Outlet Centers. A nonbenchmark holding in Thomas Properties Group, an office, retail and multifamily property owner, and an overweight in Regency Centers, a retail shopping center developer, also detracted from the fund’s relative returns.

          These negative results were partly offset by underweight holdings in Developers Diversified Realty, a shopping center operator, and Forest City Enterprises, a real estate property manager. Overweight positions in Essex Property Trust, a West Coast multifamily REIT; ProLogis, a distribution facilities owner; and Boston Properties, an office REIT, also helped the fund’s relative performance.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $16,125 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Real Estate Securities Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,691.60	$3.98
Retirement Class	1,000.00	1,689.80	5.66
Retail Class	1,000.00	1,688.80	5.39

5% annual hypothetical return
Institutional Class	1,000.00	1,022.11	2.99
Retirement Class	1,000.00	1,020.86	4.26
Retail Class	1,000.00	1,021.06	4.05

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.59% for the Institutional Class, 0.84% for the Retirement Class and 0.80% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.96%. In that case, the expenses paid, based on the class’s actual return, would have been $6.47; and the expenses paid, based on a 5% annual hypothetical return, would have been $4.86.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 9/30/2009

Over $15 billion	10.22
$4 billion–$15 billion	45.56
Under $4 billion	44.22

Total	100.00

TIAA-CREF Funds ▪ 2009 Annual Report	41

MANAGED ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The fund will pursue this goal through a “fund of funds” approach, whereby the fund will make investments primarily in other mutual funds.

PRINCIPAL INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including active management risk, market risk, company risk, foreign investment risk, small-cap/mid-cap risk, interest rate risk, credit risk, call risk, prepayment risk, extension risk and, to a lesser extent, derivatives risk. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIMIX
Retirement Class	TITRX
Retail Class	TIMRX
Fund net assets	$494.49 million
Portfolio turnover rate	48%

PORTFOLIO COMPOSITION

Fund	% of net assets as of 9/30/2009

Bond Plus Fund	39.7
Enhanced Large-Cap Value Index Fund	10.4
Enhanced Large-Cap Growth Index Fund	10.4
International Equity Fund	7.6
Enhanced International Equity Index Fund	7.5
Large-Cap Value Fund	7.0
Large-Cap Growth Fund	7.0
Growth & Income Fund	5.9
Small-Cap Equity Fund	3.6
Mid-Cap Value Fund	0.5
Mid-Cap Growth Fund	0.5
Other assets & liabilities, net	–0.1

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Managed Allocation Fund returned 1.74% for the Institutional Class, compared with the 2.62% return of its benchmark, the Managed Allocation Composite Index. The table below shows returns for all share classes of the fund.

Stocks are highly volatile, while bonds extend their winning streak

After suffering double-digit declines in the first half of the reporting period, both U.S. and foreign stocks rebounded strongly in the second half. The Russell 3000® Index, a broad measure of the U.S. stock market, rose 35.87% during the six months ended September 30, 2009, as the economic downturn that began in December 2007 showed signs of easing and investors renewed their appetite for equities (stocks). However, the second half’s gains could not erase all of the index’s earlier losses, and the Russell 3000 ended the twelve months down 6.42%.

          The MSCI EAFE Index, which measures stock performance in 21 developed nations outside North America, gained 3.23% in dollar terms for the twelvemonth period, after soaring 49.85% in the second half. A weak dollar, relative to the euro and yen, boosted returns for U.S. investors. For the twelve months, the EAFE fell 1.68% in terms of local currencies.

          The broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 10.56%. Early in the period, bond investors favored U.S. Treasuries as a safe haven in the volatile investment environment. However, when Treasury prices rose and their yields fell, and the economy showed signs of improvement, bond investors sought the potentially higher returns of corporate securities, pushing the prices of these securities higher.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Managed Allocation Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	1.74%	–0.25%
Retirement Class (inception: 3/31/2006)	1.39	–0.54
Retail Class (inception: 3/31/2006)	1.70	–0.28

Managed Allocation Composite Index*	2.62	0.99

Benchmark components (percentage of composite index):
Russell 3000 Index (45%)	–6.42	–3.66
Barclays Capital U.S. Aggregate Bond Index (40%)	10.56	6.57
MSCI EAFE Index (15%)	3.23	–1.83

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods. For a description of the fund’s benchmark components, please see page 4.

42	2009 Annual Report ▪ TIAA-CREF Funds

The fund’s major components underperform

The Managed Allocation Fund posted a positive return for the period because its largest underlying component, the Bond Plus Fund, rose 9.67% for the twelve months. Despite their double-digit gains in the period’s second half, all but one of the fund’s equity components lost ground. The fund’s largest equity component, the Enhanced Large-Cap Value Index Fund, declined 10.01%, while its second largest, the Enhanced Large-Cap Growth Index Fund, fell 2.04%. Only the Enhanced International Equity Index Fund ended the period in positive territory.

          The fund invests in three sectors of the investment markets: U.S. equities, as measured by the Russell 3000 Index; international equities, represented by the MSCI EAFE Index; and fixed income, as measured by the Barclays Capital U.S. Aggregate Bond Index.

          The fund trailed its composite benchmark for the period because of underperformance by several of its largest underlying components, relative to their respective market indexes: the Bond Plus Fund failed to match the return of the Barclays Capital index; the Enhanced Large-Cap Value Index Fund lagged the Russell 3000 Index; and the International Equity and Enhanced International Equity Index funds trailed the EAFE index.

          During the period, the Managed Allocation Fund maintained a target allocation ratio of 60% equity funds to 40% fixed-income funds. The weightings of the fund’s composite benchmark also remained fixed.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $9,912 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark components during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Managed Allocation Fund	Institutional Class	Retirement Class	Retail Class

Actual return
Starting fund value (4/1/09)	$1,000.00	$1,000.00	$1,000.00
Ending fund value (9/30/09)	1,265.50	1,262.60	1,264.20
Expenses paid* (4/1/09–9/30/09)	0.00	1.42	0.51
Effective expenses paid† (4/1/09–9/30/09)	2.39	3.80	2.89

5% annual hypothetical return
Starting fund value (4/1/09)	$1,000.00	$1,000.00	$1,000.00
Ending fund value (9/30/09)	1,025.07	1,023.82	1,024.62
Expenses paid* (4/1/09–9/30/09)	0.00	1.27	0.46
Effective expenses paid† (4/1/09–9/30/09)	2.13	3.40	2.59

*

“Expenses paid” is based on the fund’s own actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.09% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.25%. In that case, the expenses paid, based on the class’s actual return, would have been $1.42; and the expenses paid, based on a 5% annual hypothetical return, would have been $1.27; effective expenses paid, based on the class’s actual return would have been $3.81; and effective expenses paid, based on a 5% annual hypothetical return, would have been $3.40.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Effective expenses paid” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized, weighted, average expense ratio was 0.42% for the Institutional Class; 0.67% for the Retirement Class; and 0.51% for the Retail Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Annual Report	43

BOND FUND

INVESTMENT OBJECTIVE

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, prepayment risk, extension risk, company risk, income volatility risk, credit risk, call risk, foreign investment risk, active management risk, market volatility and liquidity risk, as well as the risk of using a mortgage dollar roll investment strategy. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIBDX
Retirement Class	TIDRX
Retail Class	TIORX
Premier Class	TIDPX
Fund net assets	$2.31 billion
Number of issues	956
Portfolio turnover rate	173%
Average quality	Aa1*/AA+†
Option-adjusted duration	4.45 years
Average coupon	4.95%
Average yield to maturity	3.80%
30-day SEC yield‡
Institutional Class	3.30%
Retirement Class	3.05%
Retail Class	3.02%
Average maturity	6.01 years

*	As rated by Moody’s Investors Service

†	As rated by Standard & Poor’s

‡	The fund’s 30-day SEC yield is based on the yield to maturity of the fund’s investments over a 30-day period and not on the dividends paid by the fund, which may be different.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Bond Fund returned 10.00% for the Institutional Class, compared with the 10.56% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Bonds soar as the economy shows signs of life

The U.S. economy started the period in a severe downturn that gradually eased, as interest rate cuts and other initiatives by the Federal Reserve and U.S. Treasury Department to jump-start the economy began to have some effect. Gross domestic product, which had contracted at an annual rate of 5.4% in the fourth quarter of 2008 and 6.4% in the first quarter of 2009, decreased just 0.7% in the second quarter.

          While unemployment continued to rise, reaching 9.8% by period-end, monthly job losses peaked at 741,000 jobs in January, declining to less than one-third that amount in September. Consumer spending picked up slightly, although the persistent high unemployment along with depressed home values impeded further improvement in this area.

          The broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 10.56% for the period. The index rose 4.70% in the first six months, when investors favored U.S. Treasury securities as a safe haven in the volatile investment environment. However, when Treasury prices rose and their yields fell, and the economy showed signs of improvement, investors sought the potentially higher returns of corporate securities, pushing up their prices. As a result, the Barclays Capital index climbed 5.59% in the reporting period’s second half.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Bond Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	10.00%	4.56%		6.06%
Retirement Class (inception: 3/31/2006)	9.64	4.37	*	5.96	*
Retail Class (inception: 3/31/2006)	9.75	4.47	*	6.01	*

Barclays Capital U.S. Aggregate Bond Index†	10.56	5.13		6.30

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

†	For a description of the fund’s benchmark, please see page 4.

44	2009 Annual Report ▪ TIAA-CREF Funds

Corporate securities take the lead

Corporate bonds soared 21.8% for the period, outperforming other major segments of the fund’s benchmark. Asset-backed securities followed with a 14.7% return, while mortgage-backed securities gained 9.9%. The high flyers of 2008, Treasury and agency securities, returned 6.3% and 8.2%, respectively.

          During the twelve months, the yield on 2-year Treasury notes fell to 0.95% at period-end from 2.00% at the end of September 2008. The 10-year Treasury note declined to 3.31% from 3.85%.

The fund outperforms in the second half but trails for the period

The Bond Fund topped its benchmark by 0.47 of a percentage point in the second half of the twelve-month period. However, this solid performance failed to offset a lag of nearly one percentage point in the period’s first half.

          In the first half of the reporting period, the fund trailed its benchmark because of underweight holdings in U.S. Treasury securities, which outpaced the broader market, and overweight positions in asset-backed and commercial mortgage-backed securities, which lagged the market. However, the fund’s holdings in these sectors were of higher credit quality, and this helped the portfolio’s returns.

          During the period’s second half, the fund’s overweight positions in corporate and asset-backed securities—coupled with astute security selection—helped the fund when these sectors excelled. Underweight holdings in underperforming U.S. Treasury and agency securities also paid off. However, the high quality of the fund’s portfolio slightly weighed on performance, when higher-yielding, lower-quality securities outperformed those of superior credit quality.

$10,000 OVER 10 YEARS

Institutional Class

An investment of $10,000 in this fund on September 30, 1999, would be worth $18,002 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Bond Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,060.60	$1.96
Retirement Class	1,000.00	1,059.80	3.15
Retail Class	1,000.00	1,060.00	3.05

5% annual hypothetical return
Institutional Class	1,000.00	1,023.16	1.93
Retirement Class	1,000.00	1,022.01	3.09
Retail Class	1,000.00	1,022.11	2.99

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.38% for the Institutional Class, 0.61% for the Retirement Class and 0.59% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.70%. In that case, the expenses paid, based on the class’s actual return, would have been $3.61; and the expenses paid, based on a 5% annual hypothetical return, would have been $3.55.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Mortgage-backed securities & commercial mortgage-backed securities	36.0
Corporate bonds	22.1
U.S. Treasury securities	18.1
Foreign government & corporate bonds denominated in U.S. dollars	7.7
U.S. agency securities	6.4
Asset-backed securities	5.7
Short-term investments	10.8
Other assets & liabilities, net	–6.8

Total	100.0

TIAA-CREF Funds ▪ 2009 Annual Report	45

BOND PLUS FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, prepayment risk, extension risk, company risk, income volatility risk, credit risk, call risk, foreign investment risk, active management risk, market volatility and liquidity risk, illiquid security risk and the risks of non-investment-grade securities. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIBFX
Retirement Class	TCBRX
Retail Class	TCBPX
Premier Class	TBPPX
Fund net assets	$513.61 million
Number of issues	818
Portfolio turnover rate	143%
Average quality	Aa3*/AA–†
Option-adjusted duration	4.48 years
Average coupon	5.78%
Average yield to maturity	5.48%
30-day SEC yield‡
Institutional Class	4.67%
Retirement Class	4.43%
Retail Class	4.41%
Average maturity	6.49 years

*	As rated by Moody’s Investors Service

†	As rated by Standard & Poor’s

‡	The fund’s 30-day SEC yield is based on the yield to maturity of the fund’s investments over a 30-day period and not on the dividends paid by the fund, which may be different.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Bond Plus Fund returned 9.67% for the Institutional Class, compared with the 10.56% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Bonds soar as the economy shows signs of life

The U.S. economy started the period in a severe downturn that gradually eased, as interest rate cuts and other initiatives by the Federal Reserve and U.S. Treasury Department to jump-start the economy began to have some effect. Gross domestic product, which had contracted at an annual rate of 5.4% in the fourth quarter of 2008 and 6.4% in the first quarter of 2009, decreased just 0.7% in the second quarter.

          While unemployment continued to rise, reaching 9.8% by period-end, monthly job losses peaked at 741,000 jobs in January, declining to less than one-third that amount in September. Consumer spending picked up slightly, although the persistent high unemployment along with depressed home values impeded further improvement in this area.

          The broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 10.56% for the period. The index rose 4.70% in the first six months, when investors favored U.S. Treasury securities as a safe haven in the volatile investment environment. However, when Treasury prices rose and their yields fell, and the economy showed signs of improvement, investors sought the potentially higher returns of corporate securities, pushing up their prices. As a result, the Barclays Capital index climbed 5.59% in the reporting period’s second half.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Bond Plus Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	9.67%	4.57%
Retirement Class (inception: 3/31/2006)	9.39	4.33
Retail Class (inception: 3/31/2006)	9.50	4.46

Barclays Capital U.S. Aggregate Bond Index*	10.56	6.57

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

46	2009 Annual Report ▪ TIAA-CREF Funds

Corporate securities take the lead

Corporate bonds soared 21.8% for the period, outperforming other major segments of the fund’s benchmark. Asset-backed securities followed with a 14.7% return, while mortgage-backed securities gained 9.9%. The high flyers of 2008, Treasury and agency securities, returned 6.3% and 8.2%, respectively.

          During the twelve months, the yield on 2-year Treasury notes fell to 0.95% at period-end from 2.00% at the end of September 2008. The 10-year Treasury note declined to 3.31% from 3.85%.

The fund shines in the second half but trails for the period

The Bond Plus Fund topped its benchmark by 3.31 percentage points in the second half of the twelve-month period. However, this strong performance failed to offset a lag of nearly four percentage points in the period’s first half.

          In the first half of the reporting period, the fund trailed its benchmark because of substantial underweight positions in U.S. Treasury and agency securities, which outpaced the broader market. In addition, the fund had significant overweight holdings in asset-backed securities and overweight positions in commercial mortgage-backed securities and in corporate bonds. These sectors underperformed the broader market. However, the fund’s holdings in these sectors were of higher credit quality, and this helped the portfolio’s returns.

          During the period’s second half, the fund’s overweight positions in corporate and asset-backed securities—coupled with astute security selection—helped the fund when these sectors excelled. Continuing underweights in underperforming U.S. Treasury and agency securities also paid off. As credit conditions improved, the fund sought to boost returns through limited investments in higher-yielding, lower-quality debt securities.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $11,694 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Bond Plus Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,089.00	$ 1.83
Retirement Class	1,000.00	1,087.60	3.14
Retail Class	1,000.00	1,087.90	2.83

5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Retirement Class	1,000.00	1,022.06	3.04
Retail Class	1,000.00	1,022.36	2.74

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.60% for the Retirement Class and 0.54% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.70%. In that case, the expenses paid, based on the class’s actual return, would have been $3.66; and the expenses paid, based on a 5% annual hypothetical return, would have been $3.55.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Corporate bonds	36.0
Mortgage-backed securities & commercial mortgage-backed securities	33.8
Foreign government & corporate bonds denominated in U.S. dollars	11.8
Asset-backed securities	8.5
U.S. Treasury securities	7.9
Mutual funds	0.9
Short-term investments	4.2
Other assets & liabilities, net	–3.1

Total	100.0

TIAA-CREF Funds ▪ 2009 Annual Report	47

SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with preservation of capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, credit risk, market volatility and liquidity risk, foreign investment risk, company risk, active management risk, call risk, extension risk and prepayment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TISIX
Retirement Class	TISRX
Retail Class	TCTRX
Premier Class	TSTPX
Fund net assets	$270.11 million
Number of issues	236
Portfolio turnover rate	173%
Average quality	Aa1*/AA+†
Option-adjusted duration	2.60 years
Average coupon	3.93%
Average yield to maturity	3.28%
30-day SEC yield‡
Institutional Class	1.99%
Retirement Class	1.75%
Retail Class	1.74%
Average maturity	2.83 years

*	As rated by Moody’s Investors Service

†	As rated by Standard & Poor’s

‡	The fund’s 30-day SEC yield is based on the yield to maturity of the fund’s investments over a 30-day period and not on the dividends paid by the fund, which may be different.

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

U.S. Treasury securities	30.8
Corporate bonds	29.6
U.S. agency securities	21.7
Foreign government & corporate bonds denominated in U.S. dollars	9.5
Asset-backed securities	4.9
Mortgage-backed securities & commercial mortgage-backed securities	0.6
Other assets & liabilities, net	2.9

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Short-Term Bond Fund returned 7.23% for the Institutional Class, compared with the 7.92% return of its benchmark, the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

Bonds soar as the economy shows signs of life

The twelve-month period opened with the U.S. economy in a deep downturn. Gross domestic product (GDP) contracted by an annual rate of 5.4% in the fourth quarter of 2008 and 6.4% in the first quarter of 2009. Monthly job losses peaked in January.

          To jump-start the economy, the Federal Reserve slashed its target for the federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—three times during the fourth quarter, from 2.00% to essentially 0%. It maintained the target at that level for the remainder of the twelve-month period. As a result of the rate cuts, other Fed initiatives and stimulus legislation enacted by Congress, GDP declined just 0.7% in the second quarter and unemployment continued to rise but at a slower pace.

          For the period, the fund’s benchmark lagged the 10.56% gain of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index rose 4.15% in the first six months of the reporting period, when investors favored shorter-term debt securities in the highly volatile investment environment. However, as the economy appeared to rally, newly confident investors sought the potentially higher returns of longer-term securities. This reduced demand for short-term bonds, but the benchmark still returned 3.63%

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Short-Term Bond Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	7.23%	4.79%
Retirement Class (inception: 3/31/2006)	7.07	4.56
Retail Class (inception: 3/31/2006)	7.19	4.70

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index*	7.92	5.91

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

48	2009 Annual Report ▪ TIAA-CREF Funds

in the period’s second half—more than 7% on an annualized basis and well above historical norms for short-term, fixed-income securities.

Corporate securities shine

Corporate bonds soared 16.0% for the twelve-month period, outperforming U.S. agency and other government-related securities, and U.S. Treasuries, which rose 7.1% and 4.7%, respectively. The yield on 2-year Treasury notes fell to 0.95% at period-end from 2.00% at the end of September 2008. The 5-year Treasury note declined to 2.31% from 2.98%.

The fund outperforms in the second half but trails for the period

The Short-Term Bond Fund topped its benchmark by 1.23 percentage points in the second half of the twelve-month period, but this failed to offset a lag of 1.89 percentage points in the first half.

          During the first six months of the period, the fund trailed its benchmark because of underweight positions in Treasury securities, which outperformed the index, and out-of-benchmark holdings in commercial mortgage-backed and asset-backed securities, whose returns trailed those of the index’s major components. Conversely, the high credit quality of the fund’s portfolio helped its return.

          During the period’s second half, the fund benefited from its holdings in commercial mortgage-backed and asset-backed securities, which surged 26.8% and 14.4%, respectively. Continuing underweights in Treasuries also paid off. However, the high credit quality of the fund’s portfolio weighed on performance when higher-yielding, lower-quality securities outperformed.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $11,780 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Short-Term Bond Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,048.60	$ 1.54
Retirement Class	1,000.00	1,047.30	2.82
Retail Class	1,000.00	1,047.60	2.52

5% annual hypothetical return
Institutional Class	1,000.00	1,023.56	1.52
Retirement Class	1,000.00	1,022.31	2.79
Retail Class	1,000.00	1,022.61	2.48

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.55% for the Retirement Class and 0.49% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.65%. In that case, the expenses paid, based on the class’s actual return, would have been $3.34; and the expenses paid, based on a 5% annual hypothetical return, would have been $3.29.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Annual Report	49

HIGH-YIELD FUND

INVESTMENT OBJECTIVE

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, company risk, call risk, market volatility and liquidity risk, foreign investment risk, active management risk, credit risk and illiquid security risk. In addition, the fund is subject to the risks of non-investment-grade securities. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIHYX
Retirement Class	TIHRX
Retail Class	TIYRX
Premier Class	TIHPX
Fund net assets	$497.88 million
Number of issues	232
Portfolio turnover rate	79%
Average quality	B1*
Option-adjusted duration	3.94 years
Average coupon	8.17%
Average yield to maturity	8.63%
30-day SEC yield†
Institutional Class	8.25%
Retirement Class	7.99%
Retail Class	8.02%
Average maturity	6.67 years

*	This is an average based on ratings from Moody’s, Standard & Poor’s and Fitch.

†	The fund’s 30-day SEC yield is based on the yield to maturity of the fund’s investments over a 30-day period and not on the dividends paid by the fund, which may be different.

HOLDINGS BY MATURITY

% of portfolio investments as of 9/30/2009

Less than 1 year	1.0
1–3 years	7.5
3–5 years	28.7
5–10 years	54.7
Greater than 10 years	8.1

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The High-Yield Fund returned 18.83% for the Institutional Class, compared with the 17.53% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

High-yield bonds post three consecutive strong quarters

During the twelve-month period, the Federal Reserve acted decisively to stimulate the nation’s economy and unfreeze the credit markets, cutting the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) from 2.00% to essentially 0%. The central bank also guaranteed the purchase of hard-to-sell securities and offered inexpensive loans to encourage private investment in them.

          A sell-off in the high-yield bond market that began in September 2008 continued into that year’s last quarter, when the fund’s benchmark dropped 15.74%. As the Fed’s actions took effect, the high-yield market rebounded strongly. Returns for the first three quarters of 2009 were 6.49%, 17.79% and 11.20%, respectively.

Gains gradually return to most sectors

With credit markets tightening dramatically in the fourth quarter of 2008, losses deepened in many sectors of the high-yield marketplace. By year’s end, 61 of the benchmark’s 65 industry sectors were in negative territory. The recovery, however, was similarly broad-based; by the end of September 2009, 56 industry sectors were positive.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

High-Yield Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	18.83%	5.55%
Retirement Class (inception: 3/31/2006)	18.54	5.28
Retail Class (inception: 3/31/2006)	18.78	5.50

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index*	17.53	4.88

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

50	2009 Annual Report ▪ TIAA-CREF Funds

          Lower-quality bonds (rated CCC and lower) suffered more than others in the downturn, but their recovery was also more robust. They returned 29.8% for the twelve months, while bonds rated BB and B returned 20.9% and 12.8%, respectively.

Sector and security choices lift the fund above the benchmark

In an extraordinarily volatile market, the fund’s managers were able both to navigate the market’s decline successfully and to take advantage of the upturn that followed. The fund’s outperformance, relative to its benchmark, resulted primarily from favorable sector allocations and successful security selections.

          Key positive contributions to relative performance included overweight holdings in MGM Mirage and Harrah’s in the gaming sector, Nielsen and Warner Music in media services and Ford Motor Credit in automobile finance.

          These positive results more than offset detractors that included a sector overweight in chemicals and sector underweights in banking and multiline insurance. Individual holdings that reduced relative performance included overweight positions in Momentive Performance Materials and Ineos Group in chemicals and an underweight in insurer American International Group.

          The fund continued to concentrate its holdings in bonds rated BB and B because they provided more attractive risk-adjusted return potential to long-term investors than did lower-rated securities. The table below shows the credit quality of the portfolio’s holdings on September 30, 2009.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $12,084 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

High-Yield Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,301.50	$2.31
Retirement Class	1,000.00	1,299.90	3.75
Retail Class	1,000.00	1,300.80	3.35

5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	2.03
Retirement Class	1,000.00	1,021.81	3.29
Retail Class	1,000.00	1,022.16	2.94

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.65% for the Retirement Class and 0.58% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.75%. In that case, the expenses paid, based on the class’s actual return, would have been $4.33; and the expenses paid, based on a 5% annual hypothetical return, would have been $3.80.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY CREDIT QUALITY

% of portfolio investments as of 9/30/2009

A/A	0.6
Baa/BBB	2.1
Ba/BB	51.5
B/B	35.4
Below B/B	9.8
Short-term investments	0.6

Total	100.0

TIAA-CREF Funds ▪ 2009 Annual Report	51

TAX-EXEMPT BOND FUND

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, credit risk, market volatility and liquidity risk, company risk, active management risk, call risk and current income volatility risk, where falling interest rates can cause the fund’s income to drop as it invests assets at progressively lower rates. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TITIX
Retail Class	TIXRX
Fund net assets	$259.33 million
Number of issues	245
Portfolio turnover rate	28%
Average quality	Aa*
Option-adjusted duration	6.27 years
Average coupon	5.30%
Average yield to maturity	3.60%
30-day SEC yield†
Institutional Class	3.28%
Retail Class	3.07%
Average maturity	8.20 years

*	As rated by Moody’s Investors Service

†	The fund’s 30-day SEC yield is based on the yield to maturity of the fund’s investments over a 30-day period and not on the dividends paid by the fund, which may be different.

HOLDINGS BY MATURITY

% of portfolio investments as of 9/30/2009

Less than 1 year	1.1
1–3 years	2.2
3–5 years	8.7
5–10 years	56.5
Greater than 10 years	31.5

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Tax-Exempt Bond Fund returned 12.70% for the Institutional Class, compared with the 14.30% return of its benchmark, the Barclays Capital 10-Year Municipal Bond Index. The table below shows returns for all share classes of the fund.

Municipal bonds rally as the economy recovers

The U.S. economy started the twelve-month period in a severe downturn, which gradually eased as interest rate cuts and other Federal Reserve initiatives, plus stimulus legislation enacted by Congress, began to have a positive effect. As a result, the decline in gross domestic product slowed, unemployment rose at a reduced pace, and consumer spending, though still constrained by the high unemployment and depressed home values, picked up slightly.

          For the period, municipal bonds significantly outpaced the 10.56% return of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark gained 6.23% in the first half of the reporting period, as newly confident investors left U.S. Treasury securities in search of higher yields in municipal and corporate bonds. This trend intensified in the second half, when the benchmark returned 7.60%.

          Investors’ appetite for munis helped narrow the spreads between their yields and those of Treasuries. At period-end, 10-year munis yielded about 90% that of 10-year Treasuries, versus 176% at the end of 2008.

High-yielding muni sectors surge

For the twelve months, all sectors of the municipal bond market gained, but higher-yielding, lower-quality issues performed best. Leading the pack were

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Tax-Exempt Bond Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	12.70%	5.28%
Retail Class (inception: 3/31/2006)	12.55	5.19

Barclays Capital 10-Year Municipal Bond Index*	14.30	6.21

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

52	2009 Annual Report ▪ TIAA-CREF Funds

riskier industrial revenue, tobacco and hospital bonds, all of which had posted the largest losses during the previous twelve months. In addition, bonds with longer maturities produced higher returns than their shorter-term counterparts.

          The volume of new tax-exempt municipal bond issues declined during the period, largely because of the introduction of Build America Bonds—taxable bonds that are issued by local governments, which then receive a subsidy from the federal government that provides part of the interest paid to investors. About $34 billion of these bonds were sold between their introduction in April 2009 and period-end.

The fund outperforms in the second half but trails for the period

The Tax-Exempt Bond Fund topped its benchmark by 1.20 percentage points in the second half of the twelve-month period, but this outperformance failed to offset a lag of more than twice that amount in the first half of the period.

          The fund’s overweight holdings in industrial revenue bonds weighed on performance in the first six months, but they were the single largest factor in the fund’s relative outperformance in the second half. Aiding returns in the first half of the period was an overweight position in pre-refunded/escrowed-to-maturity bonds, which performed well in the unsettled investment environment.

          An overweight position in bonds issued by Puerto Rico hurt relative returns in the first half of the period but helped in the second, as did a substantial overweight in Texas bonds. However, underweights in California and New York State bonds detracted from returns slightly during the twelve-month period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $11,974 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Tax-Exempt Bond Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,088.00	$1.83
Retail Class	1,000.00	1,087.00	2.83

5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Retail Class	1,000.00	1,022.36	2.74

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.54% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.70%. In that case, the expenses paid, based on the class’s actual return, would have been $3.66; and the expenses paid, based on a 5% annual hypothetical return, would have been $3.55.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY CREDIT QUALITY

% of portfolio investments as of 9/30/2009

Aaa/AAA	7.1
Aa/AA	32.7
A/A	30.6
Baa/BBB	20.6
Ba/BB	4.9
Caa/CCC	0.7
Non-rated	3.4

Total	100.0

TIAA-CREF Funds ▪ 2009 Annual Report	53

INFLATION-LINKED BOND FUND

INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, active management risk and the risks of inflation-indexed bonds. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TIILX
Retirement Class	TIKRX
Retail Class	TCILX
Premier Class	TIKPX
Fund net assets	$764.18 million
Number of issues	28
Portfolio turnover rate	17%
Average quality	Aaa*/AAA†
Option-adjusted duration	7.93 years
Average coupon	2.32%
Average yield to maturity	–0.70%
30-day SEC yield‡
Institutional Class	–0.28%
Retirement Class	–0.54%
Retail Class	–0.55%
Average maturity	9.08 years

*	As rated by Moody’s Investors Service

†	As rated by Standard & Poor’s

‡

The fund’s 30-day SEC yield is based on the yield to maturity of the fund’s investments over a 30-day period and not on the dividends paid by the fund, which may be different. The yield includes an inflation adjustment, which is based on the Consumer Price Index and can be either positive or negative.

HOLDINGS BY MATURITY

% of portfolio investments as of 9/30/2009

1–3 years	16.3
3–5 years	19.4
5–10 years	33.7
10–20 years	29.2
Over 20 years	1.4

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Inflation-Linked Bond Fund returned 4.57% for the Institutional Class, compared with the 5.67% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

The economy revives, but inflation turns negative

The period opened with the U.S. economy in a deep downturn. Gross domestic product (GDP) contracted by an annual rate of 5.4% in the fourth quarter of 2008, and a further drop of 6.4% was recorded in the first quarter of 2009. Monthly job losses peaked in January.

          To jump-start the economy, the Federal Reserve slashed its target for the federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—to essentially 0% during the fourth quarter of 2008 and kept it at that level for the rest of the reporting period. As a result of the rate cuts, other Fed initiatives and federal stimulus legislation, GDP declined just 0.7% in the second quarter, unemployment continued to rise but more slowly, and consumer spending picked up slightly.

          At the same time, prices fell. At period-end, the Consumer Price Index was 1.3% lower than it had been one year earlier. Oil prices ended the period at $70 a barrel, compared with $100 a barrel in September 2008.

TIPS give up some of their long-term advantage

The TIPS index declined 3.48% in the fourth quarter of 2008, when interest rates and consumer prices plummeted. The index soared 5.52% in the first three

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Inflation-Linked Bond Fund	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	4.57%	4.43%		5.27%
Retirement Class (inception: 3/31/2006)	4.33	4.30	*	5.18	*
Retail Class (inception: 10/1/2002)	4.45	4.30		5.14

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L)†	5.67	4.79		5.60

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Retirement Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement Class. If those higher expenses had been reflected, the performance of the Retirement Class shown for these periods would have been lower.

†	For a description of the fund’s benchmark, please see page 4.

54	2009 Annual Report ▪ TIAA-CREF Funds

months of 2009, as investors worried that the government’s stimulus legislation, plus the increased issuance of Treasuries, could trigger long-term inflation. When prices remained depressed in the second quarter, TIPS returned just 0.66%, but they gained 3.08% in the final quarter of the reporting period, when the Fed began to scale back its stimulus initiatives and concern mounted that interest rates might rise as a result.

          As the economy revived and inflation remained depressed, many investors left TIPS in search of the potentially higher yields of corporate bonds. After topping the broad bond market in the previous twelve months, TIPS trailed the 10.56% return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. For the ten years ended September 30, 2009, however, the 7.51% average annual return of TIPS was well ahead of the 6.30% average return of the Barclays Capital aggregate index.

The fund underperforms its benchmark for the period

The fund lagged the TIPS index largely because the fund uses a method of valuing individual securities different from that of its benchmark. This can cause short-term variations in the fund’s return relative to its benchmark’s return. In addition, the fund’s return includes a deduction for expenses, while the benchmark’s does not.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy is designed to help the fund more closely track the performance of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $14,326 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Inflation-Linked Bond Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,033.40	$1.89
Retirement Class	1,000.00	1,032.10	3.16
Retail Class	1,000.00	1,032.00	2.90

5% annual hypothetical return
Institutional Class	1,000.00	1,023.21	1.88
Retirement Class	1,000.00	1,021.96	3.14
Retail Class	1,000.00	1,022.21	2.89

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.37% for the Institutional Class, 0.62% for the Retirement Class and 0.57% for the Retail Class. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b-1 distribution plan ended. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the class’s annualized expense ratio for the period would have been 0.70%. In that case, the expenses paid, based on the class’s actual return, would have been $3.57; and the expenses paid, based on a 5% annual hypothetical return, would have been $3.55.

The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Annual Report	55

MONEY MARKET FUND

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to current income risk and, to a lesser extent, market risk, company risk, income volatility risk, interest rate risk, prepayment risk and extension risk. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE AS OF 9/30/2009

Ticker symbols
Institutional Class	TCIXX
Retirement Class	TIEXX
Retail Class	TIRXX
Premier Class	TPPXX
Fund net assets	$1.36 billion

NET ANNUALIZED YIELD

(for the 7 days ended 9/29/2009)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	0.25%	0.25%
Retirement Class†	0.01	0.01
Retail Class†	0.01	0.01
iMoneyNet Money Fund
Report Averages—All Taxable	0.05	0.05

The current yield more closely reflects current earnings than does the total return.

*	IMoneyNet reports its 7-day yields as of Tuesday of each week.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the TIAA-CREF Money Market Fund are not being reimbursed to the fund’s distributor and part or all of the service fees of the fund’s Retirement Class are being voluntarily waived. Without these changes, current and effective annualized yields and total returns for these share classes would have been lower. This suspension of reimbursement and waiver are both voluntary and may be discontinued at any time without notice.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

The Money Market Fund returned 1.03% for the Institutional Class, compared with the 0.46% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. Unlike an index, the return of the iMoneyNet average reflects the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund, except for the Premier Class, which was launched on the last day of the reporting period.

The economy and credit market slowly revive after a rocky start

The twelve-month period opened with the U.S. economy in a deep downturn. The collapse of Lehman Brothers in September 2008 rocked the financial sector and all but stanched the normal flow of credit. Gross domestic product (GDP) contracted by an annual rate of 5.4% in the fourth quarter of 2008 and 6.4% in the first quarter of 2009. In March, the U.S. stock market hit bottom.

          In response, the Federal Reserve slashed its target for the federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—three times during the fourth quarter of 2008, from 2.00% to essentially 0%, and maintained the target at that level for the remainder of the reporting period. The Fed also made short-term loans readily available to banks and brokerage houses, offered to buy hard-to-sell securities, purchased huge amounts of U.S. Treasury and agency securities to buttress the housing market and required banks to undergo “stress tests” to assure that they were sufficiently capitalized. In addition, Congress enacted stimulus legislation that pumped billions of dollars into the economy.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Money Market Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	1.03%	3.44%		3.27%
Retirement Class (inception: 3/31/2006)†	0.78	3.27	*	3.18	*
Retail Class (inception: 3/31/2006)†	0.91	3.37	*	3.23	*

iMoneyNet Money Fund Report Averages—All Taxable	0.46	2.87		2.74

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

56	2009 Annual Report ▪ TIAA-CREF Funds

          As a result of these actions, the banking sector stabilized, lending activity increased and the Fed scaled back its stimulus initiatives. In the second quarter, GDP fell just 0.7%. Although unemployment climbed to 9.8% in September, monthly job losses fell dramatically. Nevertheless, rising unemployment and depressed home values continued to constrain consumer spending, diminishing the chances for a robust recovery.

LIBOR rises, then falls sharply as credit conditions improve

LIBOR rose rapidly in the wake of Lehman’s demise, a sign that businesses were paying an extraordinarily high premium to borrow cash. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term interest rates.) LIBOR fell, however, as interest rates declined and dropped even further as the credit market slowly recovered. The one-month LIBOR fell from 3.93% at the start of the period to 0.25% on September 30, 2009. The twelve-month LIBOR declined from 3.96% to 1.26%.

The fund benefits by remaining flexible

Throughout the twelve months, the Money Market Fund took advantage of shifting investment opportunities in the uncertain credit market. At advantageous times, the fund invested in fixed-rate government securities with longer maturities and in floating-rate securities issued by U.S. agencies to benefit from their higher yields and minimal risk. However, when falling interest rates made these investments less attractive, the fund moved into securities with shorter maturities.

          As the market stabilized, the fund began making limited investments in higher-yielding corporate securities, while maintaining longer-term positions in their high-quality counterparts. On September 29, 2009, the fund’s weighted average maturity was 66 days, versus 51 days for the average iMoneyNet fund.

          Securities issued by foreign corporations made up 17.61% of the fund’s total portfolio investments at the end of the period.

EXPENSE EXAMPLE

Six months ended September 30, 2009

Money Market Fund	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09– 9/30/09)

Actual return
Institutional Class	$1,000.00	$1,001.80	$0.90
Retirement Class	1,000.00	1,000.60	2.16
Retail Class	1,000.00	1,001.10	1.61

5% annual hypothetical return
Institutional Class	1,000.00	1,024.17	0.91
Retirement Class	1,000.00	1,022.91	2.18
Retail Class	1,000.00	1,023.46	1.62

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The fund’s annualized six-month expense ratio for that period was 0.18% for the Institutional Class, 0.43% for the Retirement Class and 0.32% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2009

Commercial paper	43.0
U.S. agency securities	37.4
Certificates of deposit	11.4
Floating-rate securities, U.S. agency	4.9
Banker’s acceptances	3.4
Other assets & liabilities, net	–0.1

Total	100.0

TIAA-CREF Funds ▪ 2009 Annual Report	57

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND  ▪  SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$8,150,393	0.60%

APPAREL AND ACCESSORY STORES			11,254,993	0.83

APPAREL AND OTHER TEXTILE PRODUCTS			12,168,518	0.90

BUILDING MATERIALS AND GARDEN SUPPLIES
355,107		Home Depot, Inc	9,460,050	0.70

			9,460,050	0.70

BUSINESS SERVICES
34,078	*	Google, Inc (Class A)	16,897,576	1.24
1,126,484		Microsoft Corp	29,164,671	2.14
519,831	*	Yahoo!, Inc	9,258,190	0.68
		Other	45,148,410	3.34

			100,468,847	7.40

CHEMICALS AND ALLIED PRODUCTS
291,145	*	Amgen, Inc	17,535,663	1.29
333,364	*	Gilead Sciences, Inc	15,528,095	1.14
501,330		Johnson & Johnson	30,525,985	2.26
116,549		Monsanto Co	9,020,893	0.66
233,894		Novartis AG. (ADR)	11,783,580	0.87
1,251,513		Pfizer, Inc	20,712,540	1.53
299,602		Procter & Gamble Co	17,352,948	1.28
		Other	54,360,040	4.00

			176,819,744	13.03

COMMUNICATIONS
614,550		AT&T, Inc	16,598,995	1.22
408,890		Verizon Communications, Inc	12,377,100	0.91
		Other	18,258,018	1.35

			47,234,113	3.48

DEPOSITORY INSTITUTIONS
1,436,427		Bank of America Corp	24,304,345	1.79
2,150,396		Citigroup, Inc	10,407,917	0.77
689,878		JPMorgan Chase & Co	30,230,455	2.23
172,672		State Street Corp	9,082,547	0.67
479,601		US Bancorp	10,484,078	0.77
614,513		Wells Fargo & Co	17,316,976	1.28
		Other	14,252,713	1.04

			116,079,031	8.55

EATING AND DRINKING PLACES			10,746,481	0.79

ELECTRIC, GAS, AND SANITARY SERVICES
343,675		Republic Services, Inc	9,131,446	0.67
		Other	44,081,679	3.25

			53,213,125	3.92

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
135,273	*	Apple Computer, Inc	25,075,555	1.85
963,854	*	Cisco Systems, Inc	22,689,123	1.67
1,399,425		General Electric Co	22,978,559	1.69
798,255		Intel Corp	15,621,850	1.15
241,302		Qualcomm, Inc	10,853,764	0.80
		Other	27,204,572	2.01

			124,423,423	9.17

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
419,822		KBR, Inc	$9,777,654	0.72%

			9,777,654	0.72

FOOD AND KINDRED PRODUCTS
241,059		PepsiCo, Inc	14,140,520	1.04
		Other	42,637,784	3.14

			56,778,304	4.18

FOOD STORES			3,309,415	0.24

FURNITURE AND HOME FURNISHINGS STORES			2,658,358	0.20

GENERAL MERCHANDISE STORES
399,124		Wal-Mart Stores, Inc	19,592,997	1.44
		Other	9,001,207	0.67

			28,594,204	2.11

HEALTH SERVICES
166,127		McKesson Corp	9,892,863	0.73
236,399	*	Medco Health Solutions, Inc	13,075,229	0.96

			22,968,092	1.69

HOLDING AND OTHER INVESTMENT OFFICES			6,540,678	0.48

HOTELS AND OTHER LODGING PLACES			7,765,251	0.57

INDUSTRIAL MACHINERY AND EQUIPMENT
730,787	*	EMC Corp	12,452,610	0.92
404,398		Hewlett-Packard Co	19,091,630	1.41
162,764		International Business Machines Corp	19,468,202	1.44
267,515		Tyco International Ltd	9,223,917	0.68
		Other	56,710,349	4.17

			116,946,708	8.62

INSTRUMENTS AND RELATED PRODUCTS
230,378		Baxter International, Inc	13,133,850	0.97
1,238,632	*	Boston Scientific Corp	13,117,113	0.97
		Other	12,898,550	0.95

			39,149,513	2.89

INSURANCE CARRIERS
196,093		ACE Ltd	10,483,132	0.78
193,421		Prudential Financial, Inc	9,653,642	0.71
		Other	12,460,758	0.91

			32,597,532	2.40

LEGAL SERVICES			7,325,426	0.54

METAL MINING			14,711,073	1.08

MISCELLANEOUS MANUFACTURING INDUSTRIES			5,159,968	0.38

MISCELLANEOUS RETAIL			13,243,558	0.98

MOTION PICTURES
321,580	*	Discovery Communications, Inc (Class A)	9,290,446	0.68
360,046		Time Warner, Inc	10,362,124	0.77
		Other	1,262,522	0.09

			20,915,092	1.54

NONDEPOSITORY INSTITUTIONS			6,485,102	0.48

58	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH & INCOME FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

OIL AND GAS EXTRACTION
234,072	Anadarko Petroleum Corp	$14,683,337	1.08%
614,954	Halliburton Co	16,677,552	1.23
156,065	Occidental Petroleum Corp	12,235,496	0.90
	Other	33,576,341	2.48

		77,172,726	5.69

PAPER AND ALLIED PRODUCTS		8,640,719	0.64

PETROLEUM AND COAL PRODUCTS
287,588	Chevron Corp	20,254,823	1.49
644,952	Exxon Mobil Corp	44,250,156	3.26
	Other	8,114,665	0.60

		72,619,644	5.35

PRINTING AND PUBLISHING		1,619,382	0.12

RAILROAD TRANSPORTATION
165,425	Union Pacific Corp	9,652,549	0.71

		9,652,549	0.71

SECURITY AND COMMODITY BROKERS
128,930	Goldman Sachs Group, Inc	23,768,245	1.75
	Other	17,372,767	1.28

		41,141,012	3.03

STONE, CLAY, AND GLASS PRODUCTS		5,774,444	0.43

TOBACCO PRODUCTS
269,664	Philip Morris International, Inc	13,143,423	0.97

		13,143,423	0.97

TRANSPORTATION BY AIR		11,111,860	0.82

TRANSPORTATION EQUIPMENT
173,369	Goodrich Corp	9,420,871	0.69
286,101	Honeywell International, Inc	10,628,653	0.78
	Other	12,016,235	0.89

		32,065,759	2.36

	TOTAL COMMON STOCKS
	(Cost $1,236,262,950)	1,337,886,164	98.59

	TOTAL PORTFOLIO
	(Cost $1,236,262,950)	1,337,886,164	98.59
	OTHER ASSETS & LIABILITIES, NET	19,067,259	1.41

	NET ASSETS	$1,356,953,423	100.00%

The following abbreviations are used in portfolio description:

ADR - American Depositary Receipt

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY FUND  ▪  SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

BUSINESS SERVICES
952,568		Adecco S.A.	$50,647,975	2.51%
914,379	*	Autonomy Corp plc	23,804,837	1.18
		Other	1,538,730	0.08

			75,991,542	3.77

CHEMICALS AND ALLIED PRODUCTS
1,144,257		Henkel KGaA	49,262,239	2.44
1,726,000		Lanxess AG.	59,481,183	2.94
821,926		Novartis AG.	41,124,060	2.04
1,065,619		Reckitt Benckiser Group plc	52,078,362	2.57
287,400		Shin-Etsu Chemical Co Ltd	17,673,347	0.88
194,012		Syngenta AG.	44,576,143	2.21
		Other	19,267,421	0.96

			283,462,755	14.04

COMMUNICATIONS
9,071,886		BT Group plc	18,847,720	0.92
		Other	10,907,655	0.55

			29,755,375	1.47

DEPOSITORY INSTITUTIONS
945,538		HDFC Bank Ltd	32,441,752	1.61
2,491,616		HSBC Holdings plc	28,510,971	1.41
1,626,863	*	ING Groep NV	29,044,153	1.44
357,500		Sumitomo Mitsui Financial Group, Inc	12,465,605	0.62
3,056,380	*	UBS A.G. (Switzerland)	55,948,594	2.77
		Other	5,493,080	0.27

			163,904,155	8.12

ELECTRIC, GAS, AND SANITARY SERVICES
1,219,873		Fortum Oyj	31,274,949	1.56
		Other	26,785,406	1.32

			58,060,355	2.88

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
8,477,072		Hon Hai Precision Industry Co, Ltd	34,015,873	1.69
1,591,000		Mitsubishi Electric Corp	12,052,359	0.60
5,737,652		Nokia Oyj	84,381,680	4.17
7,447,650		Powertech Technology, Inc	22,379,090	1.11
2,894,612		Smiths Group plc	41,102,257	2.04
4,268,918		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	46,787,341	2.31
		Other	7,990,837	0.41

			248,709,437	12.33

ENGINEERING AND MANAGEMENT SERVICES
184,126		Tecan Group AG.	11,371,286	0.56

			11,371,286	0.56

FOOD AND KINDRED PRODUCTS
1,284,855		InBev NV	58,671,367	2.91
		Other	8,919,114	0.44

			67,590,481	3.35

FOOD STORES			5,190,275	0.26

GENERAL BUILDING CONTRACTORS			3,155,707	0.16

Shares	Company	Value	% of net assets

GENERAL MERCHANDISE STORES
44,409	Shinsegae Co Ltd	$22,425,933	1.11%

		22,425,933	1.11

HEAVY CONSTRUCTION, EXCEPT BUILDING
1,038,796	Saipem S.p.A.	31,284,091	1.55

		31,284,091	1.55

HOLDING AND OTHER INVESTMENT OFFICES
2,722,954	iShares MSCI Japan Index Fund	27,066,163	1.33
1,283,000	Westfield Group	15,732,888	0.78
	Other	20,429,836	1.02

		63,228,887	3.13

INDUSTRIAL MACHINERY AND EQUIPMENT
1,106,500	Konica Minolta Holdings, Inc	10,489,963	0.52
182,893	Rheinmetall AG.	10,828,564	0.54
2,563,609	SKF AB (B Shares)	40,266,977	1.99
	Other	12,383,923	0.62

		73,969,427	3.67

INSTRUMENTS AND RELATED PRODUCTS
385,876	Phonak Holding AG.	38,911,552	1.93
	Other	908,038	0.04

		39,819,590	1.97

INSURANCE AGENTS, BROKERS AND SERVICE		1,077,480	0.05

INSURANCE CARRIERS		4,216,905	0.21

METAL MINING
594,939	Anglo American plc	18,949,494	0.94
1,211,512	Rio Tinto plc	51,666,948	2.55
	Other	8,112,335	0.41

		78,728,777	3.90

NONDEPOSITORY INSTITUTIONS
164,056	ORIX Corp	10,015,339	0.50

		10,015,339	0.50

OIL AND GAS EXTRACTION
2,497,147	BG Group plc	43,380,198	2.15
19,371,000	CNOOC Ltd	26,044,454	1.29
1,958,056	Tullow Oil plc	35,298,162	1.75
	Other	2,901,354	0.14

		107,624,168	5.33

PAPER AND ALLIED PRODUCTS
12,312,000	Nine Dragons Paper Holdings Ltd	15,854,576	0.78
	Other	716,872	0.04

		16,571,448	0.82

PETROLEUM AND COAL PRODUCTS
2,667,872	BP plc	23,578,057	1.17
	Other	4,002,198	0.20

		27,580,255	1.37

PRIMARY METAL INDUSTRIES		2,920,559	0.14

RAILROAD TRANSPORTATION		14,032,942	0.70

REAL ESTATE		3,758,758	0.19

60	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
1,487,848		Bayer AG.	$103,092,353	5.11%
1,621,750		Hankook Tire Co Ltd	32,276,713	1.60
3,784,201		SSL International plc	38,705,444	1.92
		Other	4,055,810	0.20

			178,130,320	8.83

SECURITY AND COMMODITY BROKERS
1,209,876		Credit Suisse Group	67,131,014	3.33
1,140,347		Deutsche Boerse AG.	93,198,325	4.62
1,784,700		Hong Kong Exchanges and Clearing Ltd	32,354,675	1.60
		Other	2,291,101	0.11

			194,975,115	9.66

TRANSPORTATION EQUIPMENT
319,300	*	Honda Motor Co Ltd	9,835,287	0.49
301,300		Toyota Motor Corp	11,982,856	0.59
		Other	3,413,686	0.17

			25,231,829	1.25

WATER TRANSPORTATION			1,149,758	0.06

WHOLESALE TRADE-DURABLE GOODS
1,241,834		Assa Abloy AB (Class B)	20,182,575	1.00
5,606,000		Li & Fung Ltd	22,604,693	1.12
1,854,513		ThyssenKrupp AG.	63,855,706	3.17
		Other	11,828,952	0.58

			118,471,926	5.87

WHOLESALE TRADE-NONDURABLE GOODS			1,145,391	0.06

		TOTAL COMMON STOCKS
		(Cost $1,950,405,425)	1,963,550,266	97.31

		TOTAL PORTFOLIO
		(Cost $1,950,405,425)	1,963,550,266	97.31
		OTHER ASSETS & LIABILITIES, NET	54,336,902	2.69

		NET ASSETS	$2,017,887,168	100.00%

The following abbreviations are used in portfolio description:

ADR - American Depositary Receipt
plc - Public Limited Company

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	61

SUMMARY OF MARKET VALUES BY COUNTRY

INTERNATIONAL EQUITY FUND  ▪  SEPTEMBER 30, 2009

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES	$27,066,163	1.38%

TOTAL DOMESTIC	27,066,163	1.38

FOREIGN

AUSTRALIA	24,488,637	1.25
BELGIUM	58,671,367	2.99
CHINA	41,899,030	2.13
FINLAND	115,656,629	5.89
FRANCE	2,003,228	0.10
GERMANY	379,718,370	19.34
HONG KONG	54,959,368	2.80
INDIA	32,441,752	1.65
ITALY	31,284,091	1.59
JAPAN	249,786,591	12.72
KOREA, REPUBLIC OF	54,702,646	2.79
NETHERLANDS	32,700,293	1.67
SINGAPORE	132	0.00
SWEDEN	60,449,552	3.08
SWITZERLAND	317,017,629	16.15
TAIWAN	103,182,304	5.25
UNITED KINGDOM	377,522,484	19.22

TOTAL FOREIGN	1,936,484,103	98.62

TOTAL PORTFOLIO	$1,963,550,266	100.00%

62	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH FUND  ▪  SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
262,191		Walt Disney Co	$7,199,765	1.03%

			7,199,765	1.03

APPAREL AND ACCESSORY STORES
192,753	*	Kohl’s Corp	10,996,558	1.57
		Other	4,962,810	0.71

			15,959,368	2.28

BUSINESS SERVICES
212,566	*	Adobe Systems, Inc	7,023,181	1.00
70,254	*	Google, Inc (Class A)	34,835,446	4.99
287,972	*	Juniper Networks, Inc	7,781,003	1.11
48,649		Mastercard, Inc (Class A)	9,834,395	1.41
1,067,953		Microsoft Corp	27,649,303	3.95
343,508		Omnicom Group, Inc	12,689,186	1.81
138,952		SAP AG. (ADR)	6,790,584	0.97
180,743		Visa, Inc (Class A)	12,491,149	1.79
407,440	*	Yahoo!, Inc	7,256,506	1.04
		Other	13,437,224	1.92

			139,787,977	19.99

CHEMICALS AND ALLIED PRODUCTS
221,763	*	Amgen, Inc	13,356,785	1.91
536,561	*	Gilead Sciences, Inc	24,993,011	3.58
285,803		Novartis AG. (ADR)	14,398,755	2.06
103,116		Praxair, Inc	8,423,546	1.20
154,240		Shire plc (ADR)	8,065,210	1.15
342,227		Teva Pharmaceutical Industries Ltd (ADR)	17,302,997	2.47
		Other	12,215,035	1.75

			98,755,339	14.12

DEPOSITORY INSTITUTIONS
156,607		JPMorgan Chase & Co	6,862,519	0.98
816,406		Western Union Co	15,446,401	2.21

			22,308,920	3.19

EATING AND DRINKING PLACES
250,713		McDonald’s Corp	14,308,191	2.05

			14,308,191	2.05

EDUCATIONAL SERVICES
195,842	*	Apollo Group, Inc (Class A)	14,427,680	2.06

			14,427,680	2.06

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
278,126		Analog Devices, Inc	7,670,715	1.10
153,250	*	Apple Computer, Inc	28,407,954	4.06
629,582	*	Cisco Systems, Inc	14,820,360	2.12
759,633		Intel Corp	14,866,018	2.13
268,008	*	NetApp, Inc	7,150,453	1.02
427,052		Qualcomm, Inc	19,208,799	2.75
158,666	*	Research In Motion Ltd	10,717,888	1.53
		Other	6,258,241	0.89

			109,100,428	15.60

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
19,945	*	Baidu, Inc (ADR)	$7,799,492	1.12%

			7,799,492	1.12

FOOD AND KINDRED PRODUCTS
318,460		ConAgra Foods, Inc	6,904,213	0.99
139,077		Kellogg Co	6,846,761	0.98
329,691		PepsiCo, Inc	19,339,673	2.76
		Other	2,436,849	0.35

			35,527,496	5.08

FURNITURE AND HOME FURNISHINGS STORES
292,642	*	Bed Bath & Beyond, Inc	10,985,781	1.57

			10,985,781	1.57

GENERAL MERCHANDISE STORES
179,044		TJX Companies, Inc	6,651,485	0.95

			6,651,485	0.95

HEALTH SERVICES
98,719	*	Express Scripts, Inc	7,658,620	1.09

			7,658,620	1.09

HOTELS AND OTHER LODGING PLACES
232,088		Starwood Hotels & Resorts Worldwide, Inc	7,665,867	1.09
		Other	2,569,470	0.37

			10,235,337	1.46

INDUSTRIAL MACHINERY AND EQUIPMENT
291,629		Hewlett-Packard Co	13,767,805	1.96
		Other	4,567,493	0.66

			18,335,298	2.62

INSTRUMENTS AND RELATED PRODUCTS
49,682		Alcon, Inc	6,889,403	0.98
594,037	*	Boston Scientific Corp	6,290,852	0.90
108,172		Danaher Corp	7,282,139	1.04
43,061	*	Intuitive Surgical, Inc	11,292,747	1.61
		Other	8,987,739	1.29

			40,742,880	5.82

INSURANCE CARRIERS
196,264		Aflac, Inc	8,388,323	1.20

			8,388,323	1.20

METAL MINING			3,897,752	0.56

MISCELLANEOUS MANUFACTURING INDUSTRIES			2,372,252	0.34

MISCELLANEOUS RETAIL
222,561	*	Amazon.com, Inc	20,778,295	2.97
391,243		CVS Corp	13,983,025	2.00

			34,761,320	4.97

OIL AND GAS EXTRACTION
179,906	*	National Oilwell Varco, Inc	7,759,345	1.11
89,427		Occidental Petroleum Corp	7,011,077	1.00
137,359		Range Resources Corp	6,780,040	0.97
		Other	9,508,736	1.36

			31,059,198	4.44

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

PRIMARY METAL INDUSTRIES		$5,751,376	0.82%

SECURITY AND COMMODITY BROKERS
124,164	Goldman Sachs Group, Inc	22,889,634	3.26
	Other	14,702,818	2.11

		37,592,452	5.37

TRANSPORTATION BY AIR
96,575	FedEx Corp	7,264,372	1.04

		7,264,372	1.04

TRANSPORTATION EQUIPMENT
113,516	United Technologies Corp	6,916,530	0.99

		6,916,530	0.99

	TOTAL COMMON STOCKS (Cost $628,509,301)	697,787,632	99.76

	TOTAL PORTFOLIO (Cost $628,509,301)	697,787,632	99.76
	OTHER ASSETS & LIABILITIES, NET	1,667,420	0.24

	NET ASSETS	$699,455,052	100.00%

The following abbreviations are used in portfolio description:

ADR - American Depositary Receipt
plc - Public Limited Company

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

64	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE FUND  ▪  SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$10,253,380	0.95%

APPAREL AND ACCESSORY STORES			6,436,177	0.60

APPAREL AND OTHER TEXTILE PRODUCTS			19,045	0.00 **

BUILDING MATERIALS AND GARDEN SUPPLIES
560,003		Lowe’s Cos, Inc	11,726,463	1.09

			11,726,463	1.09

BUSINESS SERVICES
433,925	*	eBay, Inc	10,244,970	0.95
		Other	8,712,192	0.81

			18,957,162	1.76

CHEMICALS AND ALLIED PRODUCTS
143,863	*	Amgen, Inc	8,664,868	0.80
249,811		Johnson & Johnson	15,210,992	1.41
373,758		Novartis AG. (ADR)	18,829,928	1.75
1,238,678		Pfizer, Inc	20,500,121	1.90
150,900		Procter & Gamble Co	8,740,128	0.81
147,407		Wyeth	7,161,032	0.66
		Other	39,630,976	3.68

			118,738,045	11.01

COMMUNICATIONS
1,017,632		AT&T, Inc	27,486,240	2.56
599,984		Comcast Corp (Class A)	10,133,730	0.94
425,287		Verizon Communications, Inc	12,873,437	1.19
		Other	8,193,474	0.75

			58,686,881	5.44

DEPOSITORY INSTITUTIONS
1,659,045		Bank of America Corp	28,071,042	2.60
3,372,551		Citigroup, Inc	16,323,147	1.51
2,301,205		Huntington Bancshares, Inc	10,838,676	1.01
567,382		JPMorgan Chase & Co	24,862,680	2.31
267,304		State Street Corp	14,060,190	1.30
556,605		TCF Financial Corp	7,258,129	0.67
559,997		US Bancorp	12,241,534	1.14
721,421		Wells Fargo & Co	20,329,644	1.89
		Other	20,926,337	1.94

			154,911,379	14.37

EATING AND DRINKING PLACES			10,216,448	0.95

ELECTRIC, GAS, AND SANITARY SERVICES
204,728		Exelon Corp	10,158,602	0.94
285,168		Republic Services, Inc	7,576,913	0.70
		Other	49,283,602	4.58

			67,019,117	6.22

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,164,971		General Electric Co	35,548,825	3.30
364,478		Intel Corp	7,132,834	0.66
162,837		Qualcomm, Inc	7,324,408	0.68
		Other	35,698,266	3.31

			85,704,333	7.95

ENGINEERING AND MANAGEMENT SERVICES			5,832,190	0.54

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS			$5,777,477	0.54%

FOOD AND KINDRED PRODUCTS
159,226		General Mills, Inc	10,250,969	0.95
378,855		Kraft Foods, Inc (Class A)	9,952,521	0.92
341,728		Unilever plc (ADR)	9,800,759	0.91
		Other	7,898,140	0.74

			37,902,389	3.52

FOOD STORES			711,069	0.07

FORESTRY
345,517		Weyerhaeuser Co	12,663,198	1.17
		Other	3,095,292	0.29

			15,758,490	1.46

GENERAL MERCHANDISE STORES
259,893		Target Corp	12,131,805	1.13

			12,131,805	1.13

HOLDING AND OTHER INVESTMENT OFFICES			21,569,394	2.00

HOTELS AND OTHER LODGING PLACES			6,715,059	0.62

INDUSTRIAL MACHINERY AND EQUIPMENT
332,635	*	AGCO Corp	9,190,705	0.84
163,159		Hewlett-Packard Co	7,702,736	0.71
121,374		SPX Corp	7,436,585	0.69
		Other	20,004,981	1.87

			44,335,007	4.11

INSTRUMENTS AND RELATED PRODUCTS
1,262,366	*	Boston Scientific Corp	13,368,457	1.24
132,670		Danaher Corp	8,931,344	0.83
		Other	5,366,728	0.50

			27,666,529	2.57

INSURANCE CARRIERS
162,703		Travelers Cos, Inc	8,009,869	0.75
		Other	37,313,047	3.45

			45,322,916	4.20

METAL MINING
221,281		Anglo American plc	7,048,055	0.66
		Other	4,040,216	0.37

			11,088,271	1.03

MISCELLANEOUS MANUFACTURING INDUSTRIES			2,276,693	0.21

MISCELLANEOUS RETAIL			5,429,013	0.50

MOTION PICTURES
471,962		Time Warner, Inc	13,583,066	1.26
		Other	4,603,117	0.43

			18,186,183	1.69

NONDEPOSITORY INSTITUTIONS
1,923,605		Chimera Investment Corp	7,348,171	0.68
		Other	5,191,279	0.48

			12,539,450	1.16

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

OIL AND GAS EXTRACTION
84,166	Apache Corp	$7,728,964	0.72%
185,733	Baker Hughes, Inc	7,923,370	0.73
87,547	EOG Resources, Inc	7,311,050	0.68
185,659	Occidental Petroleum Corp	14,555,665	1.34
156,268	Petroleo Brasileiro S.A. (ADR)	7,172,701	0.67
	Other	43,960,854	4.08

		88,652,604	8.22

PAPER AND ALLIED PRODUCTS		4,274,020	0.40

PETROLEUM AND COAL PRODUCTS
338,453	Chevron Corp	23,837,245	2.21
479,358	Exxon Mobil Corp	32,888,751	3.06
210,422	Marathon Oil Corp	6,712,462	0.62
	Other	11,083,671	1.03

		74,522,129	6.92

PIPELINES, EXCEPT NATURAL GAS		188,339	0.02

PRIMARY METAL INDUSTRIES		1,863,228	0.17

PRINTING AND PUBLISHING		4,378,879	0.41

REAL ESTATE		2,931,548	0.27

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		3,006,737	0.28

SECURITY AND COMMODITY BROKERS
101,645	Goldman Sachs Group, Inc	18,738,255	1.73
279,984	Legg Mason, Inc	8,687,904	0.81
	Other	12,295,242	1.14

		39,721,401	3.68

Shares	Company	Value	% of net assets

TRANSPORTATION BY AIR		$7,048,922	0.65%

TRANSPORTATION EQUIPMENT
1,007,031	American Axle & Manufacturing Holdings, Inc	7,129,780	0.66
131,383	Boeing Co	7,114,389	0.66
	Other	14,368,241	1.33

		28,612,410	2.65

TRANSPORTATION SERVICES		6,357,835	0.59

TRUCKING AND WAREHOUSING		2,362,236	0.22

WHOLESALE TRADE-DURABLE GOODS		466,673	0.04

	TOTAL COMMON STOCKS (Cost $1,117,810,059)	1,080,297,326	100.21

	TOTAL PORTFOLIO (Cost $1,117,810,059)	1,080,297,326	100.21
	OTHER ASSETS & LIABILITIES, NET	(2,230,294)	(0.21)

	NET ASSETS	$1,078,067,032	100.00%

The following abbreviations are used in portfolio description:

ADR - American Depositary Receipt
plc - Public Limited Company

* Non-income producing.

** Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

66	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP GROWTH FUND  ▪  SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$5,833,241	0.85%

APPAREL AND ACCESSORY STORES
278,341	*	Hanesbrands, Inc	5,956,497	0.87
200,560		Nordstrom, Inc	6,125,103	0.88
		Other	9,236,595	1.35

			21,318,195	3.10

APPAREL AND OTHER TEXTILE PRODUCTS
74,005		Polo Ralph Lauren Corp (Class A)	5,670,263	0.83
		Other	3,728,298	0.54

			9,398,561	1.37

AUTOMOTIVE DEALERS AND SERVICE STATIONS			11,338,969	1.65

BUSINESS SERVICES
210,320	*	Amdocs Ltd	5,653,402	0.82
321,837	*	Autonomy Corp plc	8,378,667	1.21
83,788	*	Cerner Corp	6,267,342	0.91
279,809	*	Cognizant Technology Solutions Corp (Class A)	10,817,416	1.56
533,450	*	Nuance Communications, Inc	7,980,412	1.16
241,739	*	SolarWinds, Inc	5,325,510	0.78
		Other	70,028,134	10.21

			114,450,883	16.65

CHEMICALS AND ALLIED PRODUCTS
238,974		Avon Products, Inc	8,115,557	1.18
192,819		Ecolab, Inc	8,914,022	1.29
119,500	*	Hospira, Inc	5,329,700	0.78
154,741	*	Inverness Medical Innovations, Inc	5,993,119	0.87
184,747	*	Invitrogen Corp	8,599,973	1.25
182,509	*	Vertex Pharmaceuticals, Inc	6,917,091	1.01
		Other	25,984,404	3.78

			69,853,866	10.16

COAL MINING			4,340,075	0.63

COMMUNICATIONS
503,132	*	Liberty Media Holding Corp (Interactive A)	5,519,358	0.80
216,530	*	SBA Communications Corp (Class A)	5,852,805	0.85
		Other	13,570,001	1.98

			24,942,164	3.63

EATING AND DRINKING PLACES			5,500,983	0.80

EDUCATIONAL SERVICES
84,542	*	Apollo Group, Inc (Class A)	6,228,209	0.91

			6,228,209	0.91

ELECTRIC, GAS, AND SANITARY SERVICES
138,742	*	Stericycle, Inc	6,722,050	0.99
		Other	11,457,317	1.66

			18,179,367	2.65

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
78,379		L-3 Communications Holdings, Inc	$6,295,401	0.91%
503,379	*	Nvidia Corp	7,565,786	1.09
216,540	*	Starent Networks Corp	5,504,447	0.80
		Other	24,672,089	3.60

			44,037,723	6.40

ENGINEERING AND MANAGEMENT SERVICES			5,597,699	0.81

FOOD AND KINDRED PRODUCTS			6,434,835	0.94

FURNITURE AND HOME FURNISHINGS STORES
156,208	*	Bed Bath & Beyond, Inc	5,864,048	0.85

			5,864,048	0.85

GENERAL BUILDING CONTRACTORS			1,808,856	0.26

GENERAL MERCHANDISE STORES
287,232		TJX Companies, Inc	10,670,669	1.56
		Other	4,840,569	0.70

			15,511,238	2.26

HEALTH SERVICES
101,223	*	DaVita, Inc	5,733,271	0.83
		Other	8,559,268	1.25

			14,292,539	2.08

HEAVY CONSTRUCTION, EXCEPT BUILDING			3,289,962	0.48

HOLDING AND OTHER INVESTMENT OFFICES
96,539	*	Affiliated Managers Group, Inc	6,276,000	0.91
476,391		iShares Russell Midcap Growth Index Fund	20,260,909	2.95
		Other	4,522,770	0.66

			31,059,679	4.52

HOTELS AND OTHER LODGING PLACES
344,525	*	Las Vegas Sands Corp	5,801,801	0.84
		Other	5,239,560	0.77

			11,041,361	1.61

INDUSTRIAL MACHINERY AND EQUIPMENT
75,643		Flowserve Corp	7,453,861	1.08
133,492		ITT Industries, Inc	6,961,608	1.01
138,838		Joy Global, Inc	6,794,732	0.99
535,766	*	Netezza Corp	6,022,010	0.88
		Other	10,118,397	1.48

			37,350,608	5.44

INSTRUMENTS AND RELATED PRODUCTS
237,148	*	Flir Systems, Inc	6,633,030	0.96
31,787	*	Intuitive Surgical, Inc	8,336,140	1.20
123,795		Rockwell Collins, Inc	6,288,786	0.92
228,700	*	Trimble Navigation Ltd	5,468,217	0.80
		Other	14,837,943	2.16

			41,564,116	6.04

JUSTICE, PUBLIC ORDER AND SAFETY
375,408	*	Corrections Corp of America	8,502,991	1.24

			8,502,991	1.24

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP GROWTH FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

LEATHER AND LEATHER PRODUCTS			$3,434,873	0.50%

LEGAL SERVICES
135,060	*	FTI Consulting, Inc	5,754,907	0.84

			5,754,907	0.84

LOCAL AND INTERURBAN PASSENGER TRANSIT
149,204	*	Emergency Medical Services Corp (Class A)	6,937,986	1.01

			6,937,986	1.01

METAL MINING			8,088,703	1.18

MISCELLANEOUS MANUFACTURING INDUSTRIES			3,294,660	0.48

MISCELLANEOUS RETAIL			4,133,203	0.60

MOTION PICTURES			4,430,530	0.64

NONDEPOSITORY INSTITUTIONS
149,285		Lender Processing Services, Inc	5,698,208	0.83
		Other	1,657,854	0.24

			7,356,062	1.07

OIL AND GAS EXTRACTION
406,133	*	Denbury Resources, Inc	6,144,792	0.90
		Other	22,409,927	3.26

			28,554,719	4.16

PAPER AND ALLIED PRODUCTS			2,047,904	0.30

PERSONAL SERVICES			2,459,705	0.36

PETROLEUM AND COAL PRODUCTS
129,113		Walter Industries, Inc	7,754,527	1.13

			7,754,527	1.13

PRIMARY METAL INDUSTRIES
123,216		Precision Castparts Corp	12,552,014	1.83

			12,552,014	1.83

REAL ESTATE			2,453,890	0.36

SECURITY AND COMMODITY BROKERS
62,876	*	IntercontinentalExchange, Inc	6,110,918	0.89

			6,110,918	0.89

SPECIAL TRADE CONTRACTORS
324,057	*	Quanta Services, Inc	7,171,381	1.04

			7,171,381	1.04

TOBACCO PRODUCTS			2,655,036	0.39

TRANSPORTATION BY AIR
164,061	*	Air Methods Corp	5,343,467	0.78

			5,343,467	0.78

TRANSPORTATION EQUIPMENT			3,297,067	0.48

Shares		Company	Value	% of net assets

WHOLESALE TRADE-DURABLE GOODS
434,864	*	LKQ Corp	$8,062,379	1.18%
238,704	*	MedAssets, Inc	5,387,549	0.78
226,249		Solera Holdings, Inc	7,038,606	1.03
		Other	3,672,135	0.53

			24,160,669	3.52

WHOLESALE TRADE-NONDURABLE GOODS
79,646	*	Green Mountain Coffee Roasters, Inc	5,881,060	0.85
		Other	11,464,939	1.67

			17,345,999	2.52

		TOTAL COMMON STOCKS
		(Cost $644,956,126)	683,078,388	99.41

		TOTAL PORTFOLIO
		(Cost $644,956,126)	683,078,388	99.41
		OTHER ASSETS & LIABILITIES, NET	4,080,728	0.59

		NET ASSETS	$687,159,116	100.00%

The following abbreviation is used in portfolio description:

plc - Public Limited Company

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

68	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP VALUE FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$5,523,757	0.40%

APPAREL AND ACCESSORY STORES
372,608		Gap, Inc	7,973,811	0.58
		Other	26,414,255	1.89

			34,388,066	2.47

APPAREL AND OTHER TEXTILE PRODUCTS
104,629		VF Corp	7,578,278	0.54

			7,578,278	0.54

BUSINESS SERVICES
138,000	*	Affiliated Computer Services, Inc (Class A)	7,475,460	0.54
253,655	*	Computer Sciences Corp	13,370,155	0.95
830,000	*	Sun Microsystems, Inc	7,544,700	0.54
		Other	32,575,901	2.34

			60,966,216	4.37

CHEMICALS AND ALLIED PRODUCTS
155,324		PPG Industries, Inc	9,041,411	0.65
		Other	59,140,631	4.24

			68,182,042	4.89

COAL MINING			7,040,709	0.50

COMMUNICATIONS
366,000		CenturyTel, Inc	12,297,600	0.89
445,000	*	DISH Network Corp (Class A)	8,570,700	0.61
		Other	19,158,247	1.37

			40,026,547	2.87

DEPOSITORY INSTITUTIONS
615,000		SunTrust Banks, Inc	13,868,249	1.00
695,928		TCF Financial Corp	9,074,901	0.66
		Other	63,134,197	4.51

			86,077,347	6.17

EATING AND DRINKING PLACES			11,710,256	0.84

ELECTRIC, GAS, AND SANITARY SERVICES
370,000		Constellation Energy Group, Inc	11,976,901	0.86
344,940		NorthWestern Corp	8,426,884	0.60
310,000	*	NRG Energy, Inc	8,738,900	0.63
216,848		PG&E Corp	8,780,176	0.63
186,000		Progress Energy, Inc	7,265,160	0.52
469,763		Republic Services, Inc	12,481,604	0.89
191,633		Sempra Energy	9,545,240	0.68
		Other	81,216,850	5.84

			148,431,715	10.65

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			48,327,630	3.47

ENGINEERING AND MANAGEMENT SERVICES
370,000		KBR, Inc	8,617,300	0.62
		Other	16,293,158	1.17

			24,910,458	1.79

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS
480,440	*	Crown Holdings, Inc	$13,067,968	0.93%
244,000		Pentair, Inc	7,202,880	0.52

			20,270,848	1.45

FOOD AND KINDRED PRODUCTS			41,338,657	2.96

FOOD STORES			3,876,337	0.28

FORESTRY			6,853,550	0.49

FURNITURE AND FIXTURES			4,107,101	0.29

FURNITURE AND HOME FURNISHINGS STORES			2,323,388	0.17

GENERAL BUILDING CONTRACTORS			6,281,225	0.45

GENERAL MERCHANDISE STORES
291,000		JC Penney Co, Inc	9,821,250	0.70
723,000		Macy’s, Inc	13,223,670	0.95

			23,044,920	1.65

HEALTH SERVICES
706,017	*	Healthsouth Corp	11,042,106	0.79
		Other	4,570,168	0.33

			15,612,274	1.12

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,552,800	0.18

HOLDING AND OTHER INVESTMENT OFFICES
725,997		Annaly Mortgage Management, Inc	13,169,586	0.94
161,375		Boston Properties, Inc	10,578,131	0.76
170,000		iShares Russell 1000 Value Index Fund	9,433,300	0.68
1,640,000		iShares Russell Midcap Value Index Fund	58,088,800	4.17
180,543		Vornado Realty Trust	11,628,775	0.83
		Other	55,218,109	3.97

			158,116,701	11.35

HOTELS AND OTHER LODGING PLACES			5,908,356	0.42

INDUSTRIAL MACHINERY AND EQUIPMENT
155,000		Joy Global, Inc	7,585,700	0.54
		Other	26,608,482	1.91

			34,194,182	2.45

INSTRUMENTS AND RELATED PRODUCTS
1,050,000	*	Boston Scientific Corp	11,119,501	0.79
405,000		PerkinElmer, Inc	7,792,200	0.56
		Other	9,180,976	0.66

			28,092,677	2.01

INSURANCE AGENTS, BROKERS AND SERVICE
290,399		Marsh & McLennan Cos, Inc	7,181,567	0.51
		Other	6,950,788	0.50

			14,132,355	1.01

INSURANCE CARRIERS
120,643		PartnerRe Ltd	9,282,272	0.67
461,225		Principal Financial Group	12,632,953	0.91
181,547		Prudential Financial, Inc	9,061,011	0.65
993,467		XL Capital Ltd (Class A)	17,345,934	1.24
		Other	73,802,118	5.30

			122,124,288	8.77

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP VALUE FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

METAL MINING
272,321		Anglo American plc	$8,673,738	0.62%
		Other	6,986,409	0.50

			15,660,147	1.12

MISCELLANEOUS MANUFACTURING INDUSTRIES			10,253,529	0.74

MISCELLANEOUS RETAIL			948,927	0.07

MOTION PICTURES			3,217,159	0.23

NONDEPOSITORY INSTITUTIONS
2,550,572		Chimera Investment Corp	9,743,185	0.71
485,343		Discover Financial Services	7,877,117	0.56
		Other	5,915,124	0.42

			23,535,426	1.69

NONMETALLIC MINERALS, EXCEPT FUELS			4,066,920	0.29

OIL AND GAS EXTRACTION
141,203		Noble Energy, Inc	9,313,749	0.67
423,854	*	Pride International, Inc	12,902,115	0.92
		Other	61,930,805	4.44

			84,146,669	6.03

PAPER AND ALLIED PRODUCTS
176,161		Greif, Inc (Class A)	9,697,663	0.70
		Other	15,365,696	1.10

			25,063,359	1.80

PETROLEUM AND COAL PRODUCTS
152,298		Murphy Oil Corp	8,767,796	0.63
		Other	7,737,968	0.55

			16,505,764	1.18

PIPELINES, EXCEPT NATURAL GAS
504,298		Spectra Energy Corp	9,551,404	0.68

			9,551,404	0.68

PRIMARY METAL INDUSTRIES			7,852,783	0.56

PRINTING AND PUBLISHING
605,158		Pearson plc	7,456,603	0.53
		Other	5,393,665	0.39

			12,850,268	0.92

RAILROAD TRANSPORTATION			4,568,380	0.33

REAL ESTATE			2,799,807	0.20

Shares		Company	Value	% of net assets

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
444,000	*	Goodyear Tire & Rubber Co	$7,561,321	0.54%
		Other	7,625,448	0.55

			15,186,769	1.09

SECURITY AND COMMODITY BROKERS
302,579		Legg Mason, Inc	9,389,026	0.67
		Other	16,182,126	1.16

			25,571,152	1.83

TOBACCO PRODUCTS
182,000		Lorillard, Inc	13,522,600	0.97

			13,522,600	0.97

TRANSPORTATION BY AIR			21,670,212	1.55

TRANSPORTATION EQUIPMENT
116,997		Porsche AG.	9,202,400	0.65
423,610	*	Spirit Aerosystems Holdings, Inc (Class A)	7,650,397	0.55
		Other	20,444,549	1.47

			37,297,346	2.67

TRANSPORTATION SERVICES			1,898,574	0.14

TRUCKING AND WAREHOUSING			1,932,478	0.14

WATER TRANSPORTATION			4,210,405	0.30

WHOLESALE TRADE-DURABLE GOODS			4,823,024	0.35

WHOLESALE TRADE-NONDURABLE GOODS			6,889,867	0.49

		TOTAL COMMON STOCKS
		(Cost $1,328,085,859)	1,386,015,649	99.38

		TOTAL PORTFOLIO
		(Cost $1,328,085,859)	1,386,015,649	99.38
		OTHER ASSETS & LIABILITIES, NET	8,631,700	0.62

		NET ASSETS	$1,394,647,349	100.00%

The following abbreviation is used in portfolio description: plc - Public Limited Company

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

70	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP EQUITY FUND  ▪  SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-LIVESTOCK			$785,212	0.12%

AMUSEMENT AND RECREATION SERVICES			6,625,070	1.01

APPAREL AND ACCESSORY STORES
162,218		Cato Corp (Class A)	3,291,402	0.50
158,983	*	Dress Barn, Inc	2,850,565	0.44
		Other	11,830,061	1.81

			17,972,028	2.75

APPAREL AND OTHER TEXTILE PRODUCTS			3,291,100	0.50

AUTO REPAIR, SERVICES AND PARKING
117,446	*	Dollar Thrifty Automotive Group, Inc	2,887,997	0.44
		Other	716,385	0.11

			3,604,382	0.55

AUTOMOTIVE DEALERS AND SERVICE STATIONS			640,340	0.10

BUSINESS SERVICES
846,365	*	3Com Corp	4,426,489	0.69
138,378	*	DynCorp International, Inc (Class A)	2,490,804	0.38
78,600		Pegasystems, Inc	2,714,058	0.42
160,254	*	Rent-A-Center, Inc	3,025,596	0.46
326,348	*	TIBCO Software, Inc	3,097,043	0.47
1,255,507	*	Unisys Corp	3,352,204	0.52
247,497	*	Valueclick, Inc	3,264,485	0.50
		Other	57,786,917	8.85

			80,157,596	12.29

CHEMICALS AND ALLIED PRODUCTS
137,691	*	Immucor, Inc	2,437,130	0.36
		Other	42,815,396	6.57

			45,252,526	6.93

COAL MINING			114,446	0.02

COMMUNICATIONS			12,946,785	1.98

DEPOSITORY INSTITUTIONS
142,618		Community Bank System, Inc	2,605,631	0.39
119,309	*	Net 1 UEPS Technologies, Inc	2,500,717	0.37
108,293		Prosperity Bancshares, Inc	3,767,514	0.57
72,767		UMB Financial Corp	2,942,697	0.44
		Other	30,064,949	4.65

			41,881,508	6.42

EATING AND DRINKING PLACES
135,300	*	Cheesecake Factory	2,505,756	0.38
96,663	*	PF Chang’s China Bistro, Inc	3,283,642	0.51
		Other	4,940,629	0.75

			10,730,027	1.64

EDUCATIONAL SERVICES			2,399,851	0.37

ELECTRIC, GAS, AND SANITARY SERVICES
124,539		Avista Corp	2,518,179	0.39
89,130		Laclede Group, Inc	2,866,421	0.44
87,964		WGL Holdings, Inc	2,915,127	0.44
		Other	15,555,351	2.38

			23,855,078	3.65

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
241,676	*	Arris Group, Inc	$3,144,204	0.48%
170,825	*	Benchmark Electronics, Inc	3,074,849	0.47
147,863	*	EnerSys	3,270,729	0.50
91,300		Plantronics, Inc	2,447,752	0.37
87,412	*	Tessera Technologies, Inc	2,437,921	0.37
		Other	43,367,220	6.65

			57,742,675	8.84

ENGINEERING AND MANAGEMENT SERVICES
90,713		Watson Wyatt & Co Holdings (Class A)	3,951,457	0.61
		Other	12,481,966	1.91

			16,433,423	2.52

FABRICATED METAL PRODUCTS			8,170,895	1.25

FISHING, HUNTING, AND TRAPPING			322,793	0.05

FOOD AND KINDRED PRODUCTS			6,382,968	0.98

FOOD STORES			4,608,490	0.71

FURNITURE AND FIXTURES			1,056,879	0.16

FURNITURE AND HOME FURNISHINGS STORES			658,713	0.10

GENERAL BUILDING CONTRACTORS			3,854,413	0.59

GENERAL MERCHANDISE STORES
179,895	*	99 Cents Only Stores	2,419,587	0.38
		Other	2,207,555	0.33

			4,627,142	0.71

HEALTH SERVICES			6,241,322	0.96

HEAVY CONSTRUCTION, EXCEPT BUILDING			3,086,886	0.47

HOLDING AND OTHER INVESTMENT OFFICES
101,295		LTC Properties, Inc	2,435,131	0.37
513,354		MFA Mortgage Investments, Inc	4,086,297	0.63
60,911		PS Business Parks, Inc	3,125,952	0.48
200,275		Redwood Trust, Inc	3,104,262	0.48
		Other	29,158,621	4.46

			41,910,263	6.42

HOTELS AND OTHER LODGING PLACES			171,684	0.03

INDUSTRIAL MACHINERY AND EQUIPMENT			22,932,830	3.51

INSTRUMENTS AND RELATED PRODUCTS
498,420		Eastman Kodak Co	2,382,448	0.37
83,322	*	Fossil, Inc	2,370,511	0.36
124,994		STERIS Corp	3,806,067	0.59
		Other	25,347,106	3.87

			33,906,132	5.19

INSURANCE AGENTS, BROKERS AND SERVICE			510,885	0.08

INSURANCE CARRIERS
80,737	*	Argo Group International Holdings Ltd	2,719,223	0.43
		Other	20,931,075	3.19

			23,650,298	3.62

LEATHER AND LEATHER PRODUCTS			3,504,295	0.54

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP EQUITY FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

LEGAL SERVICES			$767,385	0.12%

LOCAL AND INTERURBAN PASSENGER TRANSIT
67,810	*	Emergency Medical Services Corp (Class A)	3,153,165	0.48

			3,153,165	0.48

METAL MINING			1,229,591	0.19

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,322,750	0.20

MISCELLANEOUS RETAIL			12,071,810	1.85

MOTION PICTURES			1,335,151	0.20

NONDEPOSITORY INSTITUTIONS
369,788		Apollo Investment Corp	3,531,474	0.53
		Other	7,182,192	1.11

			10,713,666	1.64

OIL AND GAS EXTRACTION
198,144	*	Willbros Group, Inc	3,017,733	0.45
		Other	17,475,989	2.69

			20,493,722	3.14

PAPER AND ALLIED PRODUCTS
45,081		Schweitzer-Mauduit International, Inc	2,450,603	0.37
		Other	6,542,439	1.01

			8,993,042	1.38

PERSONAL SERVICES			911,880	0.14

PETROLEUM AND COAL PRODUCTS			2,678,238	0.41

PRIMARY METAL INDUSTRIES
108,659		Belden CDT, Inc	2,510,023	0.38
104,935		Mueller Industries, Inc	2,504,798	0.38
		Other	4,186,467	0.65

			9,201,288	1.41

PRINTING AND PUBLISHING			4,010,501	0.61

REAL ESTATE			1,013,814	0.16

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
60,900		Tupperware Corp	2,431,128	0.37
		Other	3,210,718	0.49

			5,641,846	0.86

SECURITY AND COMMODITY BROKERS
139,300	*	Knight Capital Group, Inc (Class A)	3,029,776	0.46
		Other	6,891,228	1.06

			9,921,004	1.52

SOCIAL SERVICES			37,131	0.01

Shares		Company	Value	% of net assets

SPECIAL TRADE CONTRACTORS
153,070	*	EMCOR Group, Inc	$3,875,733	0.59%
		Other	6,055,762	0.93

			9,931,495	1.52

STONE, CLAY, AND GLASS PRODUCTS			2,122,305	0.33

TOBACCO PRODUCTS			1,083,138	0.17

TRANSPORTATION BY AIR
289,772	*	Hawaiian Holdings, Inc	2,393,516	0.36
		Other	5,069,196	0.78

			7,462,712	1.14

TRANSPORTATION EQUIPMENT
379,568		ArvinMeritor, Inc	2,968,222	0.46
212,736	*	Orbital Sciences Corp	3,184,657	0.50
		Other	14,335,268	2.18

			20,488,147	3.14

TRANSPORTATION SERVICES			1,348,219	0.21

TRUCKING AND WAREHOUSING			3,806,654	0.58

WATER TRANSPORTATION			1,322,592	0.20

WHOLESALE TRADE-DURABLE GOODS
58,236		Owens & Minor, Inc	2,635,179	0.40
154,416	*	PSS World Medical, Inc	3,370,901	0.52
		Other	6,669,873	1.02

			12,675,953	1.94

WHOLESALE TRADE-NONDURABLE GOODS
58,212	*	United Stationers, Inc	2,771,474	0.43
		Other	5,956,245	0.91

			8,727,719	1.34

		TOTAL COMMON STOCKS
		(Cost $612,076,713)	652,493,853	99.95

		TOTAL PORTFOLIO
		(Cost $612,076,713)	652,493,853	99.95
		OTHER ASSETS & LIABILITIES, NET	335,356	0.05

		NET ASSETS	$652,829,209	100.00%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

72	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH INDEX FUND  ▪  SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$684,815	0.15%

APPAREL AND ACCESSORY STORES			4,802,025	1.05

APPAREL AND OTHER TEXTILE PRODUCTS
31,226		Nike, Inc (Class B)	2,020,322	0.44
		Other	780,343	0.17

			2,800,665	0.61

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,637,607	0.36

BUILDING MATERIALS AND GARDEN SUPPLIES			1,538,946	0.34

BUSINESS SERVICES
20,696	*	Google, Inc (Class A)	10,262,112	2.24
666,073		Microsoft Corp	17,244,631	3.76
330,334		Oracle Corp	6,884,161	1.50
38,828		Visa, Inc (Class A)	2,683,403	0.59
		Other	23,941,977	5.23

			61,016,284	13.32

CHEMICALS AND ALLIED PRODUCTS
133,556		Abbott Laboratories	6,607,014	1.43
87,487	*	Amgen, Inc	5,269,341	1.15
94,835		Bristol-Myers Squibb Co	2,135,684	0.47
39,777	*	Celgene Corp	2,223,534	0.49
43,170		Colgate-Palmolive Co	3,293,008	0.72
78,327	*	Gilead Sciences, Inc	3,648,472	0.80
184,322		Johnson & Johnson	11,223,366	2.44
47,163		Monsanto Co	3,650,415	0.80
26,566		Praxair, Inc	2,170,177	0.47
164,992		Procter & Gamble Co	9,556,336	2.08
119,179		Schering-Plough Corp	3,366,807	0.74
		Other	20,341,880	4.45

			73,486,034	16.04

COAL MINING			2,098,718	0.46

COMMUNICATIONS			4,847,600	1.06

DEPOSITORY INSTITUTIONS			6,593,148	1.44

EATING AND DRINKING PLACES
95,345		McDonald’s Corp	5,441,339	1.19
		Other	3,668,180	0.80

			9,109,519	1.99

EDUCATIONAL SERVICES			1,937,012	0.42

ELECTRIC, GAS, AND SANITARY SERVICES			5,873,377	1.28

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
77,091	*	Apple Computer, Inc	14,290,360	3.12
498,471	*	Cisco Systems, Inc	11,734,007	2.56
297,804		Intel Corp	5,828,024	1.27
143,027		Qualcomm, Inc	6,433,354	1.41
110,054		Texas Instruments, Inc	2,607,179	0.57
		Other	12,303,048	2.69

			53,195,972	11.62

ENGINEERING AND MANAGEMENT SERVICES			4,357,686	0.95

FABRICATED METAL PRODUCTS			1,144,958	0.25

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
157,248		Coca-Cola Co	$8,444,217	1.85%
134,540		PepsiCo, Inc	7,892,116	1.72
		Other	6,213,500	1.36

			22,549,833	4.93

FOOD STORES			1,371,287	0.30

FORESTRY			136,353	0.03

FURNITURE AND FIXTURES			446,884	0.10

FURNITURE AND HOME FURNISHINGS STORES			2,364,978	0.52

GENERAL BUILDING CONTRACTORS			149,226	0.03

GENERAL MERCHANDISE STORES
37,510		Costco Wholesale Corp	2,117,815	0.46
64,987		Target Corp	3,033,593	0.66
191,056		Wal-Mart Stores, Inc	9,378,939	2.05
		Other	1,693,696	0.37

			16,224,043	3.54

HEALTH SERVICES
23,711	*	Express Scripts, Inc	1,839,500	0.41
41,681	*	Medco Health Solutions, Inc	2,305,377	0.51
		Other	4,780,697	1.03

			8,925,574	1.95

HOLDING AND OTHER INVESTMENT OFFICES
109,593		iShares Russell 1000 Growth Index Fund	5,075,253	1.12
		Other	3,034,845	0.65

			8,110,098	1.77

HOTELS AND OTHER LODGING PLACES			1,016,764	0.22

INDUSTRIAL MACHINERY AND EQUIPMENT
148,045	*	Dell, Inc	2,259,167	0.49
64,940		Emerson Electric Co	2,602,795	0.57
159,962		Hewlett-Packard Co	7,551,806	1.65
114,199		International Business Machines Corp	13,659,342	2.98
		Other	11,440,933	2.50

			37,514,043	8.19

INSTRUMENTS AND RELATED PRODUCTS
52,284		Baxter International, Inc	2,980,711	0.64
96,731		Medtronic, Inc	3,559,701	0.77
		Other	14,969,658	3.29

			21,510,070	4.70

INSURANCE AGENTS, BROKERS AND SERVICE			417,203	0.09

INSURANCE CARRIERS			5,386,836	1.18

JUSTICE, PUBLIC ORDER AND SAFETY			24,779	0.01

LEATHER AND LEATHER PRODUCTS			903,292	0.20

LEGAL SERVICES			187,867	0.04

METAL MINING
41,479		Newmont Mining Corp	1,825,905	0.41
		Other	1,923,205	0.41

			3,749,110	0.82

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES			$708,683	0.15%

MISCELLANEOUS RETAIL
28,403	*	Amazon.com, Inc	2,651,704	0.59
85,705		Walgreen Co	3,211,366	0.71
		Other	4,977,868	1.07

			10,840,938	2.37

MOTION PICTURES			995,565	0.22

NONDEPOSITORY INSTITUTIONS			1,491,019	0.33

NONMETALLIC MINERALS, EXCEPT FUELS			88,610	0.02

OIL AND GAS EXTRACTION
46,941		Schlumberger Ltd	2,797,683	0.62
		Other	5,981,993	1.30

			8,779,676	1.92

PAPER AND ALLIED PRODUCTS
31,136		Kimberly-Clark Corp	1,836,401	0.41
		Other	21,787	0.00	**

			1,858,188	0.41

PERSONAL SERVICES			614,331	0.13

PETROLEUM AND COAL PRODUCTS
108,798		Exxon Mobil Corp	7,464,632	1.64
		Other	569,807	0.12

			8,034,439	1.76

PRIMARY METAL INDUSTRIES
114,677		Corning, Inc	1,755,704	0.38
		Other	1,881,806	0.41

			3,637,510	0.79

PRINTING AND PUBLISHING			1,503,320	0.33

RAILROAD TRANSPORTATION			1,626,163	0.36

REAL ESTATE			468,532	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			413,196	0.09

SECURITY AND COMMODITY BROKERS			8,097,237	1.77

STONE, CLAY, AND GLASS PRODUCTS
60,002		3M Co	4,428,147	0.97
		Other	933,732	0.20

			5,361,879	1.17

Shares	Company	Value	% of net assets

TOBACCO PRODUCTS
178,687	Altria Group, Inc	$3,182,415	0.70%
169,518	Philip Morris International, Inc	8,262,308	1.80
	Other	959,733	0.21

		12,404,456	2.71

TRANSPORTATION BY AIR		1,315,494	0.29

TRANSPORTATION EQUIPMENT
64,286	Honeywell International, Inc	2,388,225	0.52
27,491	Lockheed Martin Corp	2,146,497	0.47
66,365	United Technologies Corp	4,043,619	0.88
	Other	3,086,367	0.68

		11,664,708	2.55

TRANSPORTATION SERVICES		1,643,487	0.36

TRUCKING AND WAREHOUSING
59,764	United Parcel Service, Inc (Class B)	3,374,873	0.74
	Other	470,016	0.10

		3,844,889	0.84

WATER TRANSPORTATION		742,318	0.16

WHOLESALE TRADE-DURABLE GOODS		1,408,428	0.31

WHOLESALE TRADE-NONDURABLE GOODS		3,025,145	0.66

	TOTAL COMMON STOCKS (Cost $448,911,700)	456,680,817	99.76

RIGHTS/WARRANTS

EATING AND DRINKING PLACES		1	0.00	**

	TOTAL RIGHTS/WARRANTS (Cost $0)	1	0.00	**

	TOTAL PORTFOLIO (Cost $448,911,700)	456,680,818	99.76
	OTHER ASSETS & LIABILITIES, NET	1,099,908	0.24

	NET ASSETS	$457,780,726	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

74	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE INDEX FUND  ▪  SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
173,651	Walt Disney Co	$4,768,457	0.93%
	Other	276,517	0.06

		5,044,974	0.99

APPAREL AND ACCESSORY STORES		613,251	0.12

APPAREL AND OTHER TEXTILE PRODUCTS		585,230	0.12

AUTO REPAIR, SERVICES AND PARKING		390,311	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS		268,809	0.05

BUILDING MATERIALS AND GARDEN SUPPLIES
147,950	Home Depot, Inc	3,941,388	0.77
	Other	1,971,878	0.39

		5,913,266	1.16

BUSINESS SERVICES		6,781,169	1.33

CHEMICALS AND ALLIED PRODUCTS
103,985	Dow Chemical Co	2,710,889	0.53
58,232	Johnson & Johnson	3,545,746	0.70
161,275	Merck & Co, Inc	5,101,128	1.00
628,300	Pfizer, Inc	10,398,365	2.05
93,838	Procter & Gamble Co	5,435,097	1.07
96,773	Wyeth	4,701,232	0.92
	Other	11,873,424	2.34

		43,765,881	8.61

COAL MINING		369,821	0.07

COMMUNICATIONS
549,331	AT&T, Inc	14,837,430	2.91
248,688	Comcast Corp (Class A)	4,200,340	0.83
265,565	Verizon Communications, Inc	8,038,653	1.58
	Other	11,977,643	2.36

		39,054,066	7.68

DEPOSITORY INSTITUTIONS
805,478	Bank of America Corp	13,628,688	2.67
88,864	Bank of New York Mellon Corp	2,576,167	0.51
1,414,171	Citigroup, Inc	6,844,588	1.35
349,990	JPMorgan Chase & Co	15,336,562	3.01
42,917	PNC Financial Services Group, Inc	2,085,337	0.41
177,441	US Bancorp	3,878,860	0.76
377,263	Wells Fargo & Co	10,631,271	2.09
	Other	11,435,349	2.27

		66,416,822	13.07

EATING AND DRINKING PLACES		93,654	0.02

EDUCATIONAL SERVICES		12,531	0.00	**

ELECTRIC, GAS, AND SANITARY SERVICES
56,245	Exelon Corp	2,790,878	0.54
73,121	Southern Co	2,315,743	0.46
	Other	31,498,808	6.20

		36,605,429	7.20

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
985,909		General Electric Co	$16,188,625	3.18%
199,508		Intel Corp	3,904,372	0.77
		Other	7,764,579	1.53

			27,857,576	5.48

ENGINEERING AND MANAGEMENT SERVICES			803,059	0.16

FABRICATED METAL PRODUCTS			3,844,538	0.76

FOOD AND KINDRED PRODUCTS
46,150		Coca-Cola Co	2,478,256	0.49
137,743		Kraft Foods, Inc (Class A)	3,618,510	0.71
		Other	9,519,141	1.87

			15,615,907	3.07

FOOD STORES			1,354,868	0.27

FORESTRY			890,039	0.18

FURNITURE AND FIXTURES			531,688	0.10

FURNITURE AND HOME FURNISHINGS STORES			312,260	0.06

GENERAL BUILDING CONTRACTORS			1,511,020	0.30

GENERAL MERCHANDISE STORES			2,059,420	0.41

HEALTH SERVICES			2,115,091	0.42

HOLDING AND OTHER INVESTMENT OFFICES
84,640		iShares Russell 1000 Value Index Fund	4,696,673	0.93
		Other	13,646,210	2.68

			18,342,883	3.61

HOTELS AND OTHER LODGING PLACES			1,867,997	0.37

INDUSTRIAL MACHINERY AND EQUIPMENT
168,669	*	EMC Corp	2,874,121	0.56
50,472		Hewlett-Packard Co	2,382,783	0.46
		Other	12,811,491	2.53

			18,068,395	3.55

INSTRUMENTS AND RELATED PRODUCTS			7,110,914	1.40

INSURANCE AGENTS, BROKERS AND SERVICE			3,275,740	0.64

INSURANCE CARRIERS
53,918		Metlife, Inc	2,052,658	0.41
54,665		Travelers Cos, Inc	2,691,158	0.54
110,521		UnitedHealth Group, Inc	2,767,446	0.55
		Other	20,066,783	3.93

			27,578,045	5.43

JUSTICE, PUBLIC ORDER AND SAFETY			205,050	0.04

METAL MINING			1,663,361	0.33

MISCELLANEOUS MANUFACTURING INDUSTRIES			558,160	0.11

MISCELLANEOUS RETAIL
94,573		CVS Corp	3,380,040	0.66
		Other	539,267	0.11

			3,919,307	0.77

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

MOTION PICTURES
212,924	News Corp (Class A)	$2,552,959	0.50%
111,827	Time Warner, Inc	3,218,380	0.64
	Other	458,983	0.09

		6,230,322	1.23

NONDEPOSITORY INSTITUTIONS
77,469	American Express Co	2,626,198	0.51
	Other	2,676,587	0.53

		5,302,785	1.04

NONMETALLIC MINERALS, EXCEPT FUELS		709,308	0.14

OIL AND GAS EXTRACTION
46,481	Anadarko Petroleum Corp	2,915,753	0.57
31,346	Apache Corp	2,878,503	0.57
41,457	Devon Energy Corp	2,791,300	0.55
83,861	Halliburton Co	2,274,310	0.45
75,807	Occidental Petroleum Corp	5,943,269	1.16
61,079	Schlumberger Ltd	3,640,308	0.72
54,154	XTO Energy, Inc	2,237,643	0.44
	Other	15,101,095	2.97

		37,782,181	7.43

PAPER AND ALLIED PRODUCTS		2,585,395	0.51

PERSONAL SERVICES		566,426	0.11

PETROLEUM AND COAL PRODUCTS
186,651	Chevron Corp	13,145,830	2.59
138,541	ConocoPhillips	6,256,512	1.23
337,107	Exxon Mobil Corp	23,128,911	4.55
66,190	Marathon Oil Corp	2,111,461	0.42
	Other	4,365,768	0.85

		49,008,482	9.64

PIPELINES, EXCEPT NATURAL GAS		1,146,476	0.23

PRIMARY METAL INDUSTRIES		4,572,803	0.90

PRINTING AND PUBLISHING		982,117	0.19

RAILROAD TRANSPORTATION		6,194,121	1.22

REAL ESTATE		340,803	0.07

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		621,400	0.12

SECURITY AND COMMODITY BROKERS
44,044	Goldman Sachs Group, Inc	8,119,511	1.61
97,633	Morgan Stanley	3,014,907	0.59
	Other	6,189,408	1.21

		17,323,826	3.41

SPECIAL TRADE CONTRACTORS		407,967	0.08

STONE, CLAY, AND GLASS PRODUCTS		506,314	0.10

TEXTILE MILL PRODUCTS		245,699	0.05

TOBACCO PRODUCTS		761,855	0.15

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR
29,062		FedEx Corp	$2,186,044	0.43%
		Other	466,147	0.09

			2,652,191	0.52

TRANSPORTATION EQUIPMENT
62,292		Boeing Co	3,373,111	0.66
290,320	*	Ford Motor Co	2,093,207	0.41
		Other	4,553,495	0.90

			10,019,813	1.97

TRANSPORTATION SERVICES			87,911	0.02

TRUCKING AND WAREHOUSING			119,865	0.02

WATER TRANSPORTATION			1,438,558	0.28

WHOLESALE TRADE-DURABLE GOODS			991,887	0.20

WHOLESALE TRADE-NONDURABLE GOODS			1,844,103	0.36

		TOTAL COMMON STOCKS (Cost $598,622,252)	497,843,140	97.95

		TOTAL PORTFOLIO (Cost $598,622,252)	497,843,140	97.95
		OTHER ASSETS & LIABILITIES, NET	10,444,861	2.05

		NET ASSETS	$508,288,001	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

76	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

EQUITY INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$96,345	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			106,232	0.01

AGRICULTURAL SERVICES			35,864	0.00	**

AMUSEMENT AND RECREATION SERVICES
240,425		Walt Disney Co	6,602,070	0.45
		Other	2,227,432	0.15

			8,829,502	0.60

APPAREL AND ACCESSORY STORES			10,106,827	0.68

APPAREL AND OTHER TEXTILE PRODUCTS			5,927,313	0.40

AUTO REPAIR, SERVICES AND PARKING			929,656	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS			3,059,451	0.21

BUILDING MATERIALS AND GARDEN SUPPLIES
220,302		Home Depot, Inc	5,868,845	0.40
		Other	4,710,900	0.32

			10,579,745	0.72

BUSINESS SERVICES
31,062	*	Google, Inc (Class A)	15,402,093	1.04
997,795		Microsoft Corp	25,832,914	1.75
494,431		Oracle Corp	10,303,942	0.70
		Other	63,398,571	4.30

			114,937,520	7.79

CHEMICALS AND ALLIED PRODUCTS
199,647		Abbott Laboratories	9,876,537	0.67
131,110	*	Amgen, Inc	7,896,755	0.54
257,162		Bristol-Myers Squibb Co	5,791,288	0.39
117,349	*	Gilead Sciences, Inc	5,466,116	0.37
356,806		Johnson & Johnson	21,725,918	1.47
272,910		Merck & Co, Inc	8,632,144	0.58
70,701		Monsanto Co	5,472,257	0.37
873,635		Pfizer, Inc	14,458,660	0.98
377,224		Procter & Gamble Co	21,848,815	1.48
210,580		Schering-Plough Corp	5,948,885	0.40
172,601		Wyeth	8,384,958	0.58
		Other	63,649,821	4.31

			179,152,154	12.14

COAL MINING			3,795,760	0.26

COMMUNICATIONS
763,797		AT&T, Inc	20,630,157	1.40
371,809		Comcast Corp (Class A)	6,279,854	0.43
367,112		Verizon Communications, Inc	11,112,480	0.75
		Other	26,118,038	1.77

			64,140,529	4.35

DEPOSITORY INSTITUTIONS
1,120,010		Bank of America Corp	18,950,568	1.28
1,960,272		Citigroup, Inc	9,487,715	0.64
486,412		JPMorgan Chase & Co	21,314,573	1.44
244,507		US Bancorp	5,344,923	0.37
615,190		Wells Fargo & Co	17,336,053	1.18
		Other	38,043,367	2.58

			110,477,199	7.49

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
143,188		McDonald’s Corp	$8,171,740	0.56%
		Other	7,292,301	0.49

			15,464,041	1.05

EDUCATIONAL SERVICES			3,363,865	0.23

ELECTRIC, GAS, AND SANITARY SERVICES			64,003,372	4.34

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
115,551	*	Apple Computer, Inc	21,419,688	1.45
747,173	*	Cisco Systems, Inc	17,588,451	1.19
1,370,944		General Electric Co	22,510,901	1.53
721,696		Intel Corp	14,123,590	0.96
214,731		Qualcomm, Inc	9,658,599	0.65
		Other	42,468,519	2.88

			127,769,748	8.66

ENGINEERING AND MANAGEMENT SERVICES			10,588,921	0.72

FABRICATED METAL PRODUCTS			8,320,654	0.56

FISHING, HUNTING, AND TRAPPING			10,446	0.00	**

FOOD AND KINDRED PRODUCTS
299,770		Coca-Cola Co	16,097,649	1.09
191,046		Kraft Foods, Inc (Class A)	5,018,778	0.34
201,216		PepsiCo, Inc	11,803,331	0.80
		Other	23,876,256	1.61

			56,796,014	3.84

FOOD STORES			4,320,579	0.30

FORESTRY			1,408,094	0.10

FURNITURE AND FIXTURES			2,198,526	0.15

FURNITURE AND HOME FURNISHINGS STORES			4,165,111	0.28

GENERAL BUILDING CONTRACTORS			2,880,650	0.20

GENERAL MERCHANDISE STORES
286,246		Wal-Mart Stores, Inc	14,051,815	0.95
		Other	13,780,944	0.93

			27,832,759	1.88

HEALTH SERVICES			18,372,386	1.25

HEAVY CONSTRUCTION, EXCEPT BUILDING			492,110	0.03

HOLDING AND OTHER INVESTMENT OFFICES			32,367,454	2.19

HOTELS AND OTHER LODGING PLACES			4,539,306	0.31

INDUSTRIAL MACHINERY AND EQUIPMENT
309,557		Hewlett-Packard Co	14,614,186	1.00
171,045		International Business Machines Corp	20,458,693	1.40
		Other	51,559,278	3.47

			86,632,157	5.87

INSTRUMENTS AND RELATED PRODUCTS
144,588		Medtronic, Inc	5,320,837	0.37
		Other	43,642,346	2.95

			48,963,183	3.32

INSURANCE AGENTS, BROKERS AND SERVICE			5,268,251	0.36

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

EQUITY INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

INSURANCE CARRIERS			$51,107,135	3.47%

JUSTICE, PUBLIC ORDER AND SAFETY			511,564	0.03

LEATHER AND LEATHER PRODUCTS			1,958,546	0.13

LEGAL SERVICES			335,621	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT			72,773	0.00	**

LUMBER AND WOOD PRODUCTS			312,220	0.02

METAL MINING			8,566,058	0.59

MISCELLANEOUS MANUFACTURING INDUSTRIES			2,138,592	0.14

MISCELLANEOUS RETAIL
187,909		CVS Corp	6,715,868	0.47
		Other	16,451,861	1.09

			23,167,729	1.56

MOTION PICTURES			10,396,494	0.71

NONDEPOSITORY INSTITUTIONS			11,025,602	0.74

NONMETALLIC MINERALS, EXCEPT FUELS			1,251,426	0.08

OIL AND GAS EXTRACTION
104,573		Occidental Petroleum Corp	8,198,523	0.56
154,873		Schlumberger Ltd	9,230,432	0.62
		Other	51,452,272	3.49

			68,881,227	4.67

PAPER AND ALLIED PRODUCTS			7,220,216	0.49

PERSONAL SERVICES			2,244,514	0.16

PETROLEUM AND COAL PRODUCTS
259,374		Chevron Corp	18,267,711	1.24
191,759		ConocoPhillips	8,659,836	0.59
631,780	d	Exxon Mobil Corp	43,346,427	2.94
		Other	10,192,790	0.69

			80,466,764	5.46

PIPELINES, EXCEPT NATURAL GAS			1,586,850	0.11

PRIMARY METAL INDUSTRIES			13,098,142	0.88

PRINTING AND PUBLISHING			4,546,987	0.32

RAILROAD TRANSPORTATION			11,150,357	0.76

REAL ESTATE			1,423,675	0.09

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			2,619,402	0.17

SECURITY AND COMMODITY BROKERS
65,173		Goldman Sachs Group, Inc	12,014,644	0.82
176,359		Morgan Stanley	5,445,966	0.38
		Other	20,836,597	1.39

			38,297,207	2.59

SOCIAL SERVICES			79,351	0.00	**

SPECIAL TRADE CONTRACTORS			1,303,272	0.09

Shares	Company	Value	% of net assets

STONE, CLAY, AND GLASS PRODUCTS
89,646	3M Co	$6,615,875	0.44%
	Other	2,406,627	0.17

		9,022,502	0.61

TEXTILE MILL PRODUCTS		492,760	0.03

TOBACCO PRODUCTS
253,706	Philip Morris International, Inc	12,365,630	0.83
	Other	7,464,931	0.51

		19,830,561	1.34

TRANSPORTATION BY AIR		6,848,538	0.47

TRANSPORTATION EQUIPMENT
94,091	Boeing Co	5,095,028	0.35
107,952	United Technologies Corp	6,577,515	0.44
	Other	21,828,345	1.47

		33,500,888	2.26

TRANSPORTATION SERVICES		2,894,940	0.20

TRUCKING AND WAREHOUSING
89,524	United Parcel Service, Inc (Class B)	5,055,421	0.34
	Other	1,499,453	0.11

		6,554,874	0.45

WATER TRANSPORTATION		3,918,912	0.27

WHOLESALE TRADE-DURABLE GOODS		5,540,930	0.37

WHOLESALE TRADE-NONDURABLE GOODS		8,946,976	0.60

	TOTAL COMMON STOCKS (Cost $1,430,825,501)	1,479,245,329	100.24

RIGHTS/WARRANTS

EATING AND DRINKING PLACES		6	0.00 **

	TOTAL RIGHTS/WARRANTS (Cost $0)	6	0.00 **

	TOTAL PORTFOLIO (Cost $1,430,852,501)	1,479,245,335	100.24
	OTHER ASSETS & LIABILITIES, NET	(3,583,455)	(0.24)

	NET ASSETS	$1,475,661,880	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $13,550.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

78	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

S&P 500 INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
220,840		Walt Disney Co	$6,064,267	0.54%
		Other	725,214	0.06

			6,789,481	0.60

APPAREL AND ACCESSORY STORES			4,634,056	0.41

APPAREL AND OTHER TEXTILE PRODUCTS			4,243,279	0.37

AUTO REPAIR, SERVICES AND PARKING			252,328	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,381,856	0.12

BUILDING MATERIALS AND GARDEN SUPPLIES
200,820		Home Depot, Inc	5,349,844	0.48
		Other	4,270,569	0.37

			9,620,413	0.85

BUSINESS SERVICES
28,396	*	Google, Inc (Class A)	14,080,157	1.24
915,911		Microsoft Corp	23,712,936	2.09
461,411		Oracle Corp	9,615,805	0.85
		Other	33,965,844	3.00

			81,374,742	7.18

CHEMICALS AND ALLIED PRODUCTS
182,576		Abbott Laboratories	9,032,034	0.80
120,039	*	Amgen, Inc	7,229,949	0.64
233,120		Bristol-Myers Squibb Co	5,249,862	0.46
106,683	*	Gilead Sciences, Inc	4,969,294	0.44
325,589		Johnson & Johnson	19,825,113	1.76
249,728		Merck & Co, Inc	7,898,897	0.70
64,677		Monsanto Co	5,006,000	0.44
800,675		Pfizer, Inc	13,251,170	1.17
344,887		Procter & Gamble Co	19,975,854	1.77
193,298		Schering-Plough Corp	5,460,669	0.48
157,534		Wyeth	7,653,002	0.68
		Other	41,335,730	3.63

			146,887,574	12.97

COAL MINING			2,452,873	0.22

COMMUNICATIONS
697,060		AT&T, Inc	18,827,590	1.66
340,821		Comcast Corp (Class A)	5,756,467	0.51
335,603		Verizon Communications, Inc	10,158,703	0.90
		Other	12,594,750	1.11

			47,337,510	4.18

DEPOSITORY INSTITUTIONS
1,024,216		Bank of America Corp	17,329,734	1.53
1,540,670		Citigroup, Inc	7,456,843	0.66
464,620		JPMorgan Chase & Co	20,359,647	1.80
224,581		US Bancorp	4,909,341	0.43
552,063		Wells Fargo & Co	15,557,135	1.37
		Other	22,835,188	2.01

			88,447,888	7.80

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
128,926		McDonald’s Corp	$7,357,806	0.65%
		Other	4,173,992	0.37

			11,531,798	1.02

EDUCATIONAL SERVICES			1,517,990	0.13

ELECTRIC, GAS, AND SANITARY SERVICES			45,642,142	4.03

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
105,846	*	Apple Computer, Inc	19,620,673	1.73
683,333	*	Cisco Systems, Inc	16,085,659	1.42
1,256,497		General Electric Co	20,631,681	1.82
662,153		Intel Corp	12,958,334	1.14
196,607		Qualcomm, Inc	8,843,383	0.78
		Other	21,607,683	1.91

			99,747,413	8.80

ENGINEERING AND MANAGEMENT SERVICES			2,871,242	0.25

FABRICATED METAL PRODUCTS			4,077,058	0.36

FOOD AND KINDRED PRODUCTS
273,792		Coca-Cola Co	14,702,629	1.29
183,857		PepsiCo, Inc	10,785,051	0.95
		Other	22,239,909	1.97

			47,727,589	4.21

FOOD STORES			3,478,003	0.31

FORESTRY			895,250	0.08

FURNITURE AND FIXTURES			908,832	0.08

FURNITURE AND HOME FURNISHINGS STORES			3,403,879	0.30

GENERAL BUILDING CONTRACTORS			1,186,566	0.10

GENERAL MERCHANDISE STORES
255,167		Wal-Mart Stores, Inc	12,526,148	1.11
		Other	11,921,907	1.05

			24,448,055	2.16

HEALTH SERVICES			11,380,756	1.00

HOLDING AND OTHER INVESTMENT OFFICES
318,235		SPDR Trust Series 1	33,592,886	2.96
		Other	12,547,540	1.11

			46,140,426	4.07

HOTELS AND OTHER LODGING PLACES			2,511,525	0.22

INDUSTRIAL MACHINERY AND EQUIPMENT
280,124		Hewlett-Packard Co	13,224,654	1.17
154,876		International Business Machines Corp	18,524,717	1.63
		Other	35,244,763	3.11

			66,994,134	5.91

INSTRUMENTS AND RELATED PRODUCTS
132,342		Medtronic, Inc	4,870,185	0.44
		Other	28,242,348	2.48

			33,112,533	2.92

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

S&P 500 INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE			$4,024,016	0.35%

INSURANCE CARRIERS			35,062,536	3.09

LEATHER AND LEATHER PRODUCTS			1,255,437	0.11

METAL MINING			5,886,462	0.52

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,172,858	0.10

MISCELLANEOUS RETAIL
170,492		CVS Corp	6,093,384	0.54
		Other	10,781,534	0.95

			16,874,918	1.49

MOTION PICTURES			7,321,887	0.65

NONDEPOSITORY INSTITUTIONS
141,031		American Express Co	4,780,950	0.42
		Other	3,418,170	0.30

			8,199,120	0.72

NONMETALLIC MINERALS, EXCEPT FUELS			779,960	0.07

OIL AND GAS EXTRACTION
95,387		Occidental Petroleum Corp	7,478,340	0.66
141,472		Schlumberger Ltd	8,431,730	0.75
		Other	35,843,945	3.15

			51,754,015	4.56

PAPER AND ALLIED PRODUCTS			4,784,770	0.42

PERSONAL SERVICES			1,201,814	0.11

PETROLEUM AND COAL PRODUCTS
236,942		Chevron Corp	16,687,825	1.48
175,857		ConocoPhillips	7,941,702	0.70
567,802	d	Exxon Mobil Corp	38,956,895	3.45
		Other	7,691,953	0.66

			71,278,375	6.29

PIPELINES, EXCEPT NATURAL GAS			1,441,618	0.13

PRIMARY METAL INDUSTRIES			9,311,817	0.82

PRINTING AND PUBLISHING			2,821,246	0.25

RAILROAD TRANSPORTATION			9,789,204	0.86

REAL ESTATE			368,636	0.03

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,390,577	0.12

SECURITY AND COMMODITY BROKERS
60,398		Goldman Sachs Group, Inc	11,134,372	0.99
160,097		Morgan Stanley	4,943,796	0.44
		Other	13,360,304	1.17

			29,438,472	2.60

Shares	Company	Value	% of net assets

SPECIAL TRADE CONTRACTORS		$474,689	0.04%

STONE, CLAY, AND GLASS PRODUCTS
82,654	3M Co	6,099,865	0.53
	Other	749,808	0.07

		6,849,673	0.60

TOBACCO PRODUCTS
228,538	Philip Morris International, Inc	11,138,942	0.97
	Other	6,596,123	0.59

		17,735,065	1.56

TRANSPORTATION BY AIR		3,590,586	0.32

TRANSPORTATION EQUIPMENT
111,522	United Technologies Corp	6,795,036	0.60
	Other	20,362,084	1.80

		27,157,120	2.40

TRANSPORTATION SERVICES		2,053,137	0.18

TRUCKING AND WAREHOUSING
118,197	United Parcel Service, Inc (Class B)	6,674,585	0.59

		6,674,585	0.59

WATER TRANSPORTATION		1,714,086	0.15

WHOLESALE TRADE-DURABLE GOODS		962,281	0.08

WHOLESALE TRADE-NONDURABLE GOODS		4,339,929	0.38

	TOTAL COMMON STOCKS (Cost $1,274,994,013)	1,136,706,080	100.26

	TOTAL PORTFOLIO (Cost $1,274,994,013)	1,136,706,080	100.26
	OTHER ASSETS & LIABILITIES, NET	(2,989,784)	(0.26)

	NET ASSETS	$1,133,716,296	100.00%

The following abbreviation is used in portfolio description:

SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $389,842.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

80	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP BLEND INDEX FUND  ▪   SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$556,093	0.09%

AGRICULTURAL PRODUCTION-LIVESTOCK			534,770	0.09

AGRICULTURAL SERVICES			232,236	0.04

AMUSEMENT AND RECREATION SERVICES
36,606	*	Bally Technologies, Inc	1,404,571	0.22
		Other	2,782,129	0.47

			4,186,700	0.69

APPAREL AND ACCESSORY STORES
33,795	*	J Crew Group, Inc	1,210,537	0.21
		Other	9,395,652	1.54

			10,606,189	1.75

APPAREL AND OTHER TEXTILE PRODUCTS
30,774	*	Warnaco Group, Inc	1,349,748	0.23
		Other	3,619,845	0.59

			4,969,593	0.82

AUTO REPAIR, SERVICES AND PARKING			1,933,514	0.32

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,093,370	0.18

BUILDING MATERIALS AND GARDEN SUPPLIES			259,216	0.04

BUSINESS SERVICES
260,422	*	3Com Corp	1,362,006	0.23
26,733	*	Concur Technologies, Inc	1,062,904	0.18
58,565	*	Informatica Corp	1,322,397	0.22
56,318		Jack Henry & Associates, Inc	1,321,782	0.22
77,880	*	Parametric Technology Corp	1,076,302	0.18
58,645	*	Perot Systems Corp (Class A)	1,741,756	0.28
117,969	*	TIBCO Software, Inc	1,119,526	0.19
		Other	62,898,086	10.38

			71,904,759	11.88

CHEMICALS AND ALLIED PRODUCTS
109,382	*	Human Genome Sciences, Inc	2,058,568	0.34
41,480	*	Onyx Pharmaceuticals, Inc	1,243,155	0.21
48,498	*	WR Grace & Co	1,054,347	0.17
		Other	39,108,917	6.47

			43,464,987	7.19

COAL MINING			664,440	0.11

COMMUNICATIONS			14,006,005	2.32

DEPOSITORY INSTITUTIONS
55,480		FirstMerit Corp	1,055,783	0.17
30,988		Prosperity Bancshares, Inc	1,078,072	0.19
		Other	41,146,351	6.80

			43,280,206	7.16

EATING AND DRINKING PLACES			8,340,344	1.38

EDUCATIONAL SERVICES			2,454,817	0.41

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
30,389		Nicor, Inc	$1,111,934	0.18%
49,389		Piedmont Natural Gas Co, Inc	1,182,372	0.21
33,700		WGL Holdings, Inc	1,116,817	0.19
		Other	19,333,114	3.18

			22,744,237	3.76

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
83,272	*	Arris Group, Inc	1,083,369	0.17
41,039	*	Atheros Communications, Inc	1,088,765	0.17
80,838	*	GrafTech International Ltd	1,188,319	0.20
56,344	*	Polycom, Inc	1,507,201	0.25
24,072		Regal-Beloit Corp	1,100,331	0.19
112,536	*	Skyworks Solutions, Inc	1,489,976	0.26
		Other	40,917,753	6.76

			48,375,714	8.00

ENGINEERING AND MANAGEMENT SERVICES
40,476	*	Tetra Tech, Inc	1,073,828	0.17
28,654		Watson Wyatt & Co Holdings (Class A)	1,248,168	0.20
		Other	12,877,044	2.14

			15,199,040	2.51

FABRICATED METAL PRODUCTS			6,713,601	1.11

FISHING, HUNTING, AND TRAPPING			52,395	0.01

FOOD AND KINDRED PRODUCTS			6,822,713	1.13

FOOD STORES			2,360,277	0.39

FURNITURE AND FIXTURES			3,774,492	0.62

FURNITURE AND HOME FURNISHINGS STORES			985,681	0.16

GENERAL BUILDING CONTRACTORS			2,957,448	0.49

GENERAL MERCHANDISE STORES
34,196		Casey’s General Stores, Inc	1,073,070	0.18
		Other	2,177,745	0.36

			3,250,815	0.54

HEALTH SERVICES			11,254,519	1.86

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,400,119	0.40

HOLDING AND OTHER INVESTMENT OFFICES
47,609		Highwoods Properties, Inc	1,497,302	0.25
186,737		MFA Mortgage Investments, Inc	1,486,427	0.25
53,718		National Retail Properties, Inc	1,153,325	0.19
39,150		Washington Real Estate Investment Trust	1,127,520	0.19
		Other	33,527,733	5.53

			38,792,307	6.41

HOTELS AND OTHER LODGING PLACES			2,634,268	0.44

INDUSTRIAL MACHINERY AND EQUIPMENT
30,395		Curtiss-Wright Corp	1,037,381	0.17
22,577		Nordson Corp	1,266,345	0.21
110,484	*d	Palm, Inc	1,925,737	0.32
		Other	22,632,418	3.74

			26,861,881	4.44

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
39,291		STERIS Corp	$1,196,410	0.19%
37,950	*	Thoratec Corp	1,148,746	0.19
		Other	32,902,956	5.45

			35,248,112	5.83

INSURANCE AGENTS, BROKERS AND SERVICE			390,858	0.06

INSURANCE CARRIERS
69,661		Assured Guaranty Ltd	1,352,816	0.21
34,387		Platinum Underwriters Holdings Ltd	1,232,429	0.20
22,236	*	ProAssurance Corp	1,160,497	0.19
		Other	20,049,081	3.33

			23,794,823	3.93

JUSTICE, PUBLIC ORDER AND SAFETY			879,589	0.15

LEATHER AND LEATHER PRODUCTS			3,000,535	0.50

LEGAL SERVICES			252,882	0.04

LOCAL AND INTERURBAN PASSENGER TRANSIT			307,086	0.05

LUMBER AND WOOD PRODUCTS			1,546,095	0.26

METAL MINING			3,723,686	0.62

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,734,873	0.29

MISCELLANEOUS RETAIL			8,244,596	1.36

MOTION PICTURES			1,482,934	0.25

NONDEPOSITORY INSTITUTIONS
109,500		Apollo Investment Corp	1,045,726	0.17
		Other	6,856,040	1.14

			7,901,766	1.31

NONMETALLIC MINERALS, EXCEPT FUELS			583,745	0.10

OIL AND GAS EXTRACTION			16,702,361	2.76

PAPER AND ALLIED PRODUCTS
25,775		Rock-Tenn Co (Class A)	1,214,260	0.19
		Other	3,151,282	0.53

			4,365,542	0.72

PERSONAL SERVICES			2,965,155	0.49

PETROLEUM AND COAL PRODUCTS			1,711,154	0.28

PRIMARY METAL INDUSTRIES			6,594,663	1.09

PRINTING AND PUBLISHING			4,363,299	0.72

RAILROAD TRANSPORTATION			754,180	0.12

REAL ESTATE			1,506,560	0.25

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
42,087		Tupperware Corp	1,680,113	0.29
		Other	3,945,434	0.64

			5,625,547	0.93

Shares		Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
979,302	*	E*Trade Financial Corp	$1,713,778	0.29%
62,480	*	Knight Capital Group, Inc (Class A)	1,358,940	0.23
20,052	*	Stifel Financial Corp	1,100,855	0.18
		Other	6,101,965	1.00

			10,275,538	1.70

SOCIAL SERVICES			442,549	0.07

SPECIAL TRADE CONTRACTORS
44,234	*	EMCOR Group, Inc	1,120,006	0.18
		Other	2,717,862	0.45

			3,837,868	0.63

STONE, CLAY, AND GLASS PRODUCTS			1,541,150	0.25

TEXTILE MILL PRODUCTS			792,706	0.13

TOBACCO PRODUCTS			1,106,734	0.18

TRANSPORTATION BY AIR			6,577,633	1.09

TRANSPORTATION EQUIPMENT
34,216		Clarcor, Inc	1,073,015	0.19
		Other	10,454,481	1.72

			11,527,496	1.91

TRANSPORTATION SERVICES			1,524,402	0.25

TRUCKING AND WAREHOUSING			3,412,571	0.56

WATER TRANSPORTATION			4,183,506	0.69

WHOLESALE TRADE-DURABLE GOODS
27,993		Owens & Minor, Inc	1,266,683	0.21
46,715		Solera Holdings, Inc	1,453,304	0.25
		Other	7,862,633	1.29

			10,582,620	1.75

WHOLESALE TRADE-NONDURABLE GOODS
24,121	*	Tractor Supply Co	1,167,938	0.20
		Other	8,547,238	1.41

			9,715,176	1.61

		TOTAL COMMON STOCKS
		(Cost $655,981,887)	602,866,736	99.67

RIGHTS/WARRANTS

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			0	0.00 **

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	0	0.00 **

		TOTAL PORTFOLIO
		(Cost $655,981,887)	602,866,736	99.67
		OTHER ASSETS & LIABILITIES, NET	1,996,072	0.33

		NET ASSETS	$604,862,808	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin on futures contracts in the amount of $4,059.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

82	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND  ▪   SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

ADMINISTRATION OF ECONOMIC PROGRAMS			$308,259	0.02%

AMUSEMENT AND RECREATION SERVICES			5,852,633	0.47

APPAREL AND ACCESSORY STORES			5,998,623	0.48

APPAREL AND OTHER TEXTILE PRODUCTS			1,251,695	0.10

AUTO REPAIR, SERVICES AND PARKING
236,833		Standard Chartered plc	5,836,392	0.47

			5,836,392	0.47

BUILDING MATERIALS AND GARDEN SUPPLIES			955,531	0.08

BUSINESS SERVICES			24,243,700	1.95

CHEMICALS AND ALLIED PRODUCTS
171,225		AstraZeneca plc	7,672,962	0.62
109,675		BASF AG.	5,811,444	0.47
615,268		GlaxoSmithKline plc	12,089,566	0.97
250,516		Novartis AG.	12,534,260	1.01
83,236		Roche Holding AG.	13,453,661	1.08
124,731		Sanofi-Aventis	9,153,627	0.74
		Other	56,358,561	4.53

			117,074,081	9.42

COMMUNICATIONS
216,475		France Telecom S.A.	5,766,952	0.46
501,810		Telefonica S.A.	13,845,663	1.11
6,214,565		Vodafone Group plc	13,924,404	1.12
		Other	41,622,421	3.35

			75,159,440	6.04

DEPOSITORY INSTITUTIONS
275,935	*	Australia & New Zealand Banking Group Ltd	5,937,253	0.48
423,351		Banco Bilbao Vizcaya Argentaria S.A.	7,514,659	0.60
968,782		Banco Santander Central Hispano S.A.	15,594,326	1.25
1,309,417		Barclays plc	7,742,792	0.62
99,349		BNP Paribas	7,937,871	0.64
179,914		Commonwealth Bank of Australia	8,213,764	0.66
70,411		Deutsche Bank AG.	5,403,716	0.43
2,052,922		HSBC Holdings plc	23,491,099	1.89
1,103,680		Mitsubishi UFJ Financial Group, Inc	5,926,294	0.48
226,885		National Australia Bank Ltd	6,156,857	0.50
421,077	*	UBS A.G. (Switzerland)	7,708,029	0.62
1,690,288	*	UniCredito Italiano S.p.A	6,604,195	0.53
344,562		Westpac Banking Corp	7,979,279	0.64
		Other	73,622,895	5.93

			189,833,029	15.27

EATING AND DRINKING PLACES			2,707,354	0.22

EDUCATIONAL SERVICES			431,349	0.03

ELECTRIC, GAS, AND SANITARY SERVICES
225,226		E.ON AG.	9,551,350	0.77
142,848		Gaz de France	6,343,211	0.51
		Other	54,967,617	4.42

			70,862,178	5.70

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
260,293		ABB Ltd	$5,224,447	0.42%
443,417		Nokia Oyj	6,521,181	0.53
		Other	37,666,054	3.02

			49,411,682	3.97

ENGINEERING AND MANAGEMENT SERVICES			4,627,850	0.37

FABRICATED METAL PRODUCTS			3,982,331	0.32

FOOD AND KINDRED PRODUCTS
431,171		Nestle S.A.	18,373,550	1.48
		Other	38,250,921	3.08

			56,624,471	4.56

FOOD STORES
932,537		Tesco plc	5,955,380	0.47
		Other	15,596,080	1.26

			21,551,460	1.73

FURNITURE AND HOME FURNISHINGS STORES			1,314,137	0.11

GENERAL BUILDING CONTRACTORS			10,488,747	0.84

GENERAL MERCHANDISE STORES			8,264,686	0.66

HEALTH SERVICES			2,187,734	0.18

HEAVY CONSTRUCTION, EXCEPT BUILDING			4,754,648	0.38

HOLDING AND OTHER INVESTMENT OFFICES
786,834	d	iShares MSCI EAFE Index Fund	43,039,821	3.46
		Other	11,094,950	0.89

			54,134,771	4.35

HOTELS AND OTHER LODGING PLACES			2,651,040	0.21

INDUSTRIAL MACHINERY AND EQUIPMENT
126,100		Canon, Inc	5,099,349	0.42
		Other	33,196,103	2.66

			38,295,452	3.08

INSTRUMENTS AND RELATED PRODUCTS			14,726,047	1.18

INSURANCE AGENTS, BROKERS AND SERVICE			5,239,547	0.42

INSURANCE CARRIERS
53,710		Allianz AG.	6,709,780	0.54
186,308		AXA S.A.	5,043,721	0.41
		Other	36,749,953	2.95

			48,503,454	3.90

LEATHER AND LEATHER PRODUCTS			4,338,452	0.35

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,172,087	0.09

METAL MINING
397,367		BHP Billiton Ltd	13,226,521	1.06
261,705		BHP Billiton plc	7,143,611	0.57
162,568		Rio Tinto plc	6,932,983	0.56
		Other	18,360,794	1.48

			45,663,909	3.67

MISCELLANEOUS MANUFACTURING INDUSTRIES			2,783,349	0.22

MISCELLANEOUS RETAIL			4,484,124	0.36

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

MOTION PICTURES			$213,497	0.02%

NONDEPOSITORY INSTITUTIONS
97,446		Siemens AG.	9,023,569	0.72
		Other	3,156,045	0.26

			12,179,614	0.98

NONMETALLIC MINERALS, EXCEPT FUELS			1,187,372	0.10

OIL AND GAS EXTRACTION
398,000		BG Group plc	6,914,018	0.55
		Other	10,396,384	0.84

			17,310,402	1.39

PAPER AND ALLIED PRODUCTS			4,178,072	0.34

PETROLEUM AND COAL PRODUCTS
2,219,737		BP plc	19,617,540	1.58
308,109		ENI S.p.A.	7,700,876	0.62
419,212		Royal Dutch Shell plc (A Shares)	11,948,811	0.96
318,834		Royal Dutch Shell plc (B Shares)	8,845,700	0.71
253,048		Total S.A.	15,035,932	1.21
		Other	8,348,578	0.68

			71,497,437	5.76

PRIMARY METAL INDUSTRIES			18,845,516	1.52

PRINTING AND PUBLISHING			8,103,531	0.65

RAILROAD TRANSPORTATION			7,060,580	0.57

REAL ESTATE			25,544,456	2.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
90,248		Bayer AG.	6,253,245	0.51
		Other	4,552,813	0.36

			10,806,058	0.87

SECURITY AND COMMODITY BROKERS
133,574		Credit Suisse Group	7,411,469	0.59
		Other	13,508,836	1.09

			20,920,305	1.68

SPECIAL TRADE CONTRACTORS			133,861	0.01

STONE, CLAY, AND GLASS PRODUCTS			10,204,467	0.82

TEXTILE MILL PRODUCTS			505,821	0.04

TOBACCO PRODUCTS
235,491		British American Tobacco plc	7,387,754	0.59
		Other	5,954,041	0.48

			13,341,795	1.07

TRANSPORTATION BY AIR			3,509,001	0.28

TRANSPORTATION EQUIPMENT
106,835		DaimlerChrysler AG. (EUR)	5,378,771	0.43
196,200	*	Honda Motor Co Ltd	6,043,480	0.48
326,300		Toyota Motor Corp	12,977,119	1.03
		Other	28,145,699	2.28

			52,545,069	4.22

Shares		Company	Value	% of net assets

TRANSPORTATION SERVICES			$2,313,614	0.19%

TRUCKING AND WAREHOUSING			5,592,551	0.45

WATER TRANSPORTATION			4,706,377	0.38

WHOLESALE TRADE-DURABLE GOODS			24,928,059	2.00

WHOLESALE TRADE-NONDURABLE GOODS
192,963		Unilever NV	5,561,320	0.45
		Other	8,235,936	0.66

			13,797,256	1.11

		TOTAL COMMON STOCKS
		(Cost $1,277,990,872)	1,215,138,953	97.70

RIGHTS/WARRANTS

BUSINESS SERVICES			19,544	0.00	**

DEPOSITORY INSTITUTIONS			292,771	0.03

HOLDING AND OTHER INVESTMENT OFFICES			0	0.00	**

PRIMARY METAL INDUSTRIES			89	0.00	**

		TOTAL RIGHTS/WARRANTS
		(Cost $136,050)	312,404	0.03

		TOTAL PORTFOLIO
		(Cost $1,278,126,922)	1,215,451,357	97.73
		OTHER ASSETS & LIABILITIES, NET	28,268,946	2.27

		NET ASSETS	$1,243,720,303	100.00%

The following abbreviation is used in portfolio description:

plc - Public Limited Company

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $867,717.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

84	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY

INTERNATIONAL EQUITY INDEX FUND  ▪   SEPTEMBER 30, 2009

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES	$43,039,820	3.54%

TOTAL DOMESTIC	43,039,820	3.54

FOREIGN

ARGENTINA	974,861	0.08
AUSTRALIA	96,503,219	7.94
AUSTRIA	3,990,922	0.33
BELGIUM	11,611,885	0.96
CHINA	968,445	0.08
CYPRUS	489,871	0.04
DENMARK	10,678,141	0.88
FINLAND	14,014,682	1.15
FRANCE	122,111,884	10.05
GERMANY	94,522,494	7.78
GREECE	7,363,476	0.61
HONG KONG	26,287,582	2.16
INDIA	547,173	0.05
IRELAND	4,586,961	0.38
ITALY	42,862,941	3.53
JAPAN	250,991,485	20.65
JERSEY, C.I.	657,530	0.05
KAZAKHSTAN	464,078	0.04
LUXEMBOURG	5,215,055	0.43
MALAYSIA	452,072	0.04
MEXICO	283,151	0.02
NETHERLANDS	52,120,971	4.29
NEW ZEALAND	1,261,384	0.10
NORWAY	8,175,289	0.67
PORTUGAL	3,804,230	0.31
SINGAPORE	15,221,505	1.25
SPAIN	55,831,247	4.59
SWEDEN	29,062,815	2.39
SWITZERLAND	91,503,162	7.53
TAIWAN	160,909	0.01
UNITED KINGDOM	219,692,117	18.07

TOTAL FOREIGN	1,172,411,537	96.46

TOTAL PORTFOLIO	$1,215,451,357	100.00%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	85

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED INTERNATIONAL EQUITY INDEX FUND  ▪  SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

ADMINISTRATION OF ECONOMIC PROGRAMS			$451,922	0.13%

AMUSEMENT AND RECREATION SERVICES			2,210,403	0.61

APPAREL AND ACCESSORY STORES			1,755,458	0.49

APPAREL AND OTHER TEXTILE PRODUCTS			333,694	0.09

AUTO REPAIR, SERVICES AND PARKING
122,892		Standard Chartered plc	3,028,488	0.84

			3,028,488	0.84

BUSINESS SERVICES			6,641,017	1.85

CHEMICALS AND ALLIED PRODUCTS
44,356		AstraZeneca plc (ADR)	1,993,802	0.55
58,538		BASF AG.	3,101,804	0.86
242,978		GlaxoSmithKline plc	4,774,341	1.33
104,100		Novartis AG.	5,208,515	1.44
26,222		Roche Holding AG.	4,238,333	1.18
57,410		Sanofi-Aventis	4,213,145	1.18
		Other	13,403,728	3.73

			36,933,668	10.27

COMMUNICATIONS
203,390		Telefonica S.A.	5,611,824	1.56
78,372		Vivendi Universal S.A.	2,425,027	0.67
153,543		Vodafone Group plc (ADR)	3,454,717	0.96
		Other	12,591,685	3.50

			24,083,253	6.69

DEPOSITORY INSTITUTIONS
149,793		Banco Bilbao Vizcaya Argentaria S.A.	2,658,889	0.74
378,013		Banco Santander Central Hispano S.A.	6,084,813	1.69
585,941		Barclays plc	3,464,763	0.96
38,509		BNP Paribas	3,076,824	0.87
55,489		Commonwealth Bank of Australia	2,533,286	0.70
545,367		HSBC Holdings plc	6,240,506	1.72
112,984	*	ING Groep NV	2,017,087	0.56
435,300		Mitsubishi UFJ Financial Group, Inc	2,337,377	0.65
115,051		National Australia Bank Ltd	3,122,077	0.86
62,969		National Bank of Greece S.A.	2,257,567	0.63
26,043		Societe Generale	2,096,050	0.58
117,572		Westpac Banking Corp	2,722,702	0.76
		Other	18,574,461	5.17

			57,186,402	15.89

EATING AND DRINKING PLACES			296,552	0.08

ELECTRIC, GAS, AND SANITARY SERVICES
433,159		Enel S.p.A.	2,749,379	0.77
31,273		RWE A.G.	2,904,598	0.82
		Other	15,480,390	4.30

			21,134,367	5.89

Shares	Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
98,361	ABB Ltd	$1,974,244	0.55%
230,117	Ericsson (LM) (B Shares)	2,310,627	0.64
65,700	Sony Corp	1,943,225	0.54
	Other	6,718,042	1.87

		12,946,138	3.60

ENGINEERING AND MANAGEMENT SERVICES		3,939,659	1.08

FABRICATED METAL PRODUCTS		1,117,581	0.31

FOOD AND KINDRED PRODUCTS
140,588	Nestle S.A.	5,990,897	1.66
75,312	SABMiller plc	1,816,232	0.51
	Other	9,067,058	2.51

		16,874,187	4.68

FOOD STORES		4,917,342	1.37

FURNITURE AND HOME FURNISHINGS STORES		872,513	0.25

GENERAL BUILDING CONTRACTORS
38,855	Vinci S.A.	2,198,147	0.61
	Other	1,670,416	0.47

		3,868,563	1.08

GENERAL MERCHANDISE STORES		2,912,353	0.80

HEALTH SERVICES		91,250	0.03

HEAVY CONSTRUCTION, EXCEPT BUILDING		1,635,109	0.45

HOLDING AND OTHER INVESTMENT OFFICES
145,100	iShares MSCI EAFE Index Fund	7,936,970	2.20
	Other	2,507,579	0.70

		10,444,549	2.90

HOTELS AND OTHER LODGING PLACES		22,477	0.01

INDUSTRIAL MACHINERY AND EQUIPMENT		10,540,255	2.93

INSTRUMENTS AND RELATED PRODUCTS		2,409,204	0.67

INSURANCE AGENTS, BROKERS AND SERVICE		1,860,805	0.52

INSURANCE CARRIERS
263,100	Aviva plc	1,884,142	0.53
16,445	Muenchener Rueckver AG.	2,623,782	0.72
	Other	8,716,311	2.42

		13,224,235	3.67

METAL MINING
139,752	BHP Billiton Ltd	4,651,701	1.29
124,612	BHP Billiton plc	3,401,462	0.95
80,954	Rio Tinto plc	3,452,419	0.96
	Other	4,162,854	1.16

		15,668,436	4.36

MISCELLANEOUS MANUFACTURING INDUSTRIES		575,479	0.16

MISCELLANEOUS RETAIL		3,054,360	0.84

86	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS
32,121		Siemens AG.	$2,974,428	0.83%
		Other	813,252	0.23

			3,787,680	1.06

NONMETALLIC MINERALS, EXCEPT FUELS			386,234	0.11

OIL AND GAS EXTRACTION
137,698		BG Group plc	2,392,076	0.67
		Other	1,920,319	0.53

			4,312,395	1.20

PAPER AND ALLIED PRODUCTS			2,687,803	0.75

PETROLEUM AND COAL PRODUCTS
118,100		BP plc (ADR)	6,286,463	1.75
80,545		ENI S.p.A.	2,013,142	0.56
124,593		Royal Dutch Shell plc (A Shares)	3,551,278	1.00
72,510		Royal Dutch Shell plc (B Shares)	2,011,711	0.56
69,867		Total S.A.	4,151,447	1.15
		Other	2,112,845	0.59

			20,126,886	5.61

PRIMARY METAL INDUSTRIES			5,313,958	1.48

PRINTING AND PUBLISHING			1,548,961	0.43

RAILROAD TRANSPORTATION			2,609,169	0.73

REAL ESTATE			6,904,964	1.91

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,716,763	0.47

SECURITY AND COMMODITY BROKERS
57,393		Credit Suisse Group	3,184,500	0.88
		Other	2,633,211	0.74

			5,817,711	1.62

STONE, CLAY, AND GLASS PRODUCTS			2,440,600	0.68

TOBACCO PRODUCTS
114,375		British American Tobacco plc	3,588,139	1.00
		Other	1,011,950	0.28

			4,600,089	1.28

TRANSPORTATION BY AIR			1,178,800	0.33

TRANSPORTATION EQUIPMENT
382,994		BAE Systems plc	2,137,392	0.59
40,957		Bayerische Motoren Werke AG.	1,974,838	0.56
66,600	*	Honda Motor Co Ltd	2,051,456	0.58
97,200		Toyota Motor Corp	3,865,693	1.08
		Other	7,922,762	2.18

			17,952,141	4.99

Shares	Company	Value	% of net assets

TRANSPORTATION SERVICES		$1,394,970	0.39%

TRUCKING AND WAREHOUSING		2,249,016	0.63

WATER TRANSPORTATION		312,496	0.09

WHOLESALE TRADE-DURABLE GOODS		6,277,472	1.74

WHOLESALE TRADE-NONDURABLE GOODS
63,217	Unilever NV	1,821,956	0.51
	Other	3,011,937	0.84

		4,833,893	1.35

	TOTAL COMMON STOCKS (Cost $324,058,570)	357,481,720	99.39

RIGHTS/WARRANTS

DEPOSITORY INSTITUTIONS		90,669	0.02

	TOTAL RIGHTS/WARRANTS (Cost $0)	90,669	0.02

	TOTAL PORTFOLIO (Cost $324,058,570)	357,572,389	99.41
	OTHER ASSETS & LIABILITIES, NET	2,124,366	0.59

	NET ASSETS	$359,696,755	100.00%

The following abbreviations are used in portfolio description:

ADR - American Depositary Receipt
plc - Public Limited Company

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	87

SUMMARY OF MARKET VALUES BY COUNTRY

ENHANCED INTERNATIONAL EQUITY INDEX FUND  ▪  SEPTEMBER 30, 2009

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES	$8,277,704	2.31%

TOTAL DOMESTIC	8,277,704	2.31

FOREIGN

AUSTRALIA	28,789,125	8.05
AUSTRIA	2,406,223	0.67
BELGIUM	2,990,537	0.84
CANADA	531,567	0.15
DENMARK	2,042,143	0.57
FINLAND	3,485,802	0.98
FRANCE	36,032,032	10.08
GERMANY	26,961,739	7.54
GREECE	2,542,568	0.71
HONG KONG	8,095,718	2.26
IRELAND	425,141	0.12
ITALY	13,449,559	3.76
JAPAN	74,722,368	20.90
KAZAKHSTAN	1,461,097	0.41
LUXEMBOURG	1,615,185	0.45
NETHERLANDS	15,310,713	4.28
NEW ZEALAND	76,758	0.02
NORWAY	1,239,974	0.35
PORTUGAL	1,241,982	0.35
SINGAPORE	4,998,722	1.40
SPAIN	17,750,769	4.96
SWEDEN	9,829,773	2.75
SWITZERLAND	27,919,169	7.81
UNITED KINGDOM	65,376,021	18.28

TOTAL FOREIGN	349,294,685	97.69

TOTAL PORTFOLIO	$357,572,389	100.00%

88	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$21,567	0.00	%**

APPAREL AND ACCESSORY STORES			7,090,689	1.43

APPAREL AND OTHER TEXTILE PRODUCTS			1,875,156	0.38

AUTOMOTIVE DEALERS AND SERVICE STATIONS			4,586,938	0.93

BUILDING MATERIALS AND GARDEN SUPPLIES			69,264	0.01

BUSINESS SERVICES
78,400	*	Adobe Systems, Inc	2,590,336	0.52
22,300	*	Google, Inc (Class A)	11,057,455	2.23
734,200		Microsoft Corp	19,008,438	3.84
475,700		Oracle Corp	9,913,588	2.00
		Other	15,818,169	3.21

			58,387,986	11.80

CHEMICALS AND ALLIED PRODUCTS
189,000		Abbott Laboratories	9,349,830	1.89
122,900	*	Amgen, Inc	7,402,267	1.49
66,800	*	Biogen Idec, Inc	3,374,736	0.68
138,300	*	Gilead Sciences, Inc	6,442,014	1.31
192,100		Johnson & Johnson	11,696,969	2.37
199,600		Procter & Gamble Co	11,560,832	2.34
117,400		Schering-Plough Corp	3,316,550	0.67
		Other	19,446,762	3.93

			72,589,960	14.68

COAL MINING			969,228	0.20

COMMUNICATIONS			4,149,003	0.83

DEPOSITORY INSTITUTIONS
159,600		Western Union Co	3,019,632	0.62
		Other	3,859,802	0.77

			6,879,434	1.39

EATING AND DRINKING PLACES
60,100		McDonald’s Corp	3,429,907	0.70
159,200	*	Starbucks Corp	3,287,480	0.66
		Other	748,748	0.15

			7,466,135	1.51

EDUCATIONAL SERVICES
48,800	*	Apollo Group, Inc (Class A)	3,595,096	0.73
		Other	261,216	0.05

			3,856,312	0.78

ELECTRIC, GAS, AND SANITARY SERVICES
54,900		Exelon Corp	2,724,138	0.54
		Other	3,690,035	0.75

			6,414,173	1.29

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
97,900	*	Apple Computer, Inc	$18,147,723	3.65%
112,800	*	Broadcom Corp (Class A)	3,461,832	0.70
535,500	*	Cisco Systems, Inc	12,605,670	2.54
237,000		Intel Corp	4,638,090	0.94
186,500	*	Marvell Technology Group Ltd	3,019,435	0.61
191,600		Qualcomm, Inc	8,618,168	1.74
222,800		Texas Instruments, Inc	5,278,132	1.07
		Other	8,858,271	1.79

			64,627,321	13.04

ENGINEERING AND MANAGEMENT SERVICES			8,505,908	1.72

FABRICATED METAL PRODUCTS			2,326,320	0.47

FOOD AND KINDRED PRODUCTS
122,500		Archer Daniels Midland Co	3,579,450	0.72
121,600		Coca-Cola Co	6,529,920	1.32
133,200		Coca-Cola Enterprises, Inc	2,851,812	0.58
123,600		PepsiCo, Inc	7,250,376	1.46
		Other	4,210,412	0.85

			24,421,970	4.93

FOOD STORES			1,503,568	0.30

FORESTRY			171,822	0.03

FURNITURE AND FIXTURES			658,244	0.13

FURNITURE AND HOME FURNISHINGS STORES			171,955	0.03

GENERAL BUILDING CONTRACTORS			522,522	0.11

GENERAL MERCHANDISE STORES
67,400		Target Corp	3,146,232	0.64
256,300		Wal-Mart Stores, Inc	12,581,767	2.54
		Other	888,124	0.18

			16,616,123	3.36

HEALTH SERVICES
56,500		McKesson Corp	3,364,575	0.68
90,300	*	Medco Health Solutions, Inc	4,994,493	1.01
		Other	4,243,075	0.85

			12,602,143	2.54

HOLDING AND OTHER INVESTMENT OFFICES			4,181,950	0.85

HOTELS AND OTHER LODGING PLACES			589,513	0.12

INDUSTRIAL MACHINERY AND EQUIPMENT
156,800		Hewlett-Packard Co	7,402,528	1.49
131,300		International Business Machines Corp	15,704,793	3.18
53,100		Joy Global, Inc	2,598,714	0.53
		Other	14,317,735	2.88

			40,023,770	8.08

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	89

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
75,100		Emerson Electric Co	$3,010,008	0.61%
108,000		Medtronic, Inc	3,974,400	0.79
		Other	16,873,463	3.41

			23,857,871	4.81

INSURANCE AGENTS, BROKERS AND SERVICE			461,756	0.09

INSURANCE CARRIERS			7,909,600	1.59

LEATHER AND LEATHER PRODUCTS			1,929,112	0.39

METAL MINING			2,764,634	0.56

MISCELLANEOUS RETAIL
37,800	*	Amazon.com, Inc	3,529,008	0.72
139,100		Walgreen Co	5,212,077	1.06
		Other	4,730,529	0.94

			13,471,614	2.72

MOTION PICTURES			465,937	0.09

NONDEPOSITORY INSTITUTIONS			2,699,796	0.54

OIL AND GAS EXTRACTION
52,700		Schlumberger Ltd	3,140,920	0.64
		Other	3,778,632	0.76

			6,919,552	1.40

PAPER AND ALLIED PRODUCTS
76,900		Kimberly-Clark Corp	4,535,562	0.92
		Other	214,200	0.04

			4,749,762	0.96

PERSONAL SERVICES			1,874,760	0.38

PETROLEUM AND COAL PRODUCTS
133,800		Exxon Mobil Corp	9,180,018	1.86
		Other	246,354	0.05

			9,426,372	1.91

PRIMARY METAL INDUSTRIES			1,435,414	0.29

PRINTING AND PUBLISHING
111,910		McGraw-Hill Cos, Inc	2,813,417	0.57
		Other	1,114,736	0.23

			3,928,153	0.80

RAILROAD TRANSPORTATION			1,542,318	0.31

SECURITY AND COMMODITY BROKERS			10,045,358	2.03

STONE, CLAY, AND GLASS PRODUCTS
81,200		3M Co	5,992,560	1.21
		Other	619,920	0.13

			6,612,480	1.34

Shares	Company	Value	% of net assets

TOBACCO PRODUCTS
280,700	Altria Group, Inc	$4,999,267	1.01%
170,800	Philip Morris International, Inc	8,324,792	1.68

		13,324,059	2.69

TRANSPORTATION BY AIR		1,682,569	0.34

TRANSPORTATION EQUIPMENT
83,100	Honeywell International, Inc	3,087,165	0.62
62,100	Lockheed Martin Corp	4,848,768	0.98
115,000	United Technologies Corp	7,006,950	1.40
	Other	2,051,703	0.42

		16,994,586	3.42

TRANSPORTATION SERVICES		1,086,320	0.22

TRUCKING AND WAREHOUSING
52,500	United Parcel Service, Inc (Class B)	2,964,675	0.60
	Other	605,154	0.12

		3,569,829	0.72

WHOLESALE TRADE-DURABLE GOODS		1,052,193	0.22

WHOLESALE TRADE-NONDURABLE GOODS
115,600	Sysco Corp	2,872,660	0.58
	Other	2,383,283	0.48

		5,255,943	1.06

	TOTAL COMMON STOCKS (Cost $445,580,650)	494,338,962	99.82

	TOTAL PORTFOLIO (Cost $445,580,650)	494,338,962	99.82
	OTHER ASSETS & LIABILITIES, NET	908,744	0.18

	NET ASSETS	$495,247,706	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

90	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
138,699		Walt Disney Co	$3,808,675	0.76%
		Other	419,048	0.08

			4,227,723	0.84

APPAREL AND ACCESSORY STORES			1,619,871	0.33

APPAREL AND OTHER TEXTILE PRODUCTS			1,883,766	0.38

AUTO REPAIR, SERVICES AND PARKING			23,465	0.00	**

AUTOMOTIVE DEALERS AND SERVICE STATIONS			801,250	0.16

BUILDING MATERIALS AND GARDEN SUPPLIES
97,437		Home Depot, Inc	2,595,721	0.51
		Other	1,931,380	0.39

			4,527,101	0.90

BUSINESS SERVICES			8,246,832	1.66

CHEMICALS AND ALLIED PRODUCTS
125,231		Dow Chemical Co	3,264,773	0.66
86,154	*	Forest Laboratories, Inc	2,536,374	0.51
55,684		Johnson & Johnson	3,390,599	0.68
98,786		Merck & Co, Inc	3,124,601	0.63
587,366		Pfizer, Inc	9,720,907	1.94
72,062		Procter & Gamble Co	4,173,831	0.84
96,832		Schering-Plough Corp	2,735,504	0.55
127,916		Wyeth	6,214,159	1.25
		Other	9,187,563	1.84

			44,348,311	8.90

COAL MINING			47,469	0.01

COMMUNICATIONS
523,547		AT&T, Inc	14,141,004	2.84
242,176		Comcast Corp (Class A)	4,090,352	0.83
277,101		Verizon Communications, Inc	8,387,847	1.68
		Other	13,358,105	2.68

			39,977,308	8.03

DEPOSITORY INSTITUTIONS
814,392		Bank of America Corp	13,779,512	2.76
1,428,358		Citigroup, Inc	6,913,253	1.38
400,874		JPMorgan Chase & Co	17,566,298	3.52
58,757		PNC Financial Services Group, Inc	2,855,003	0.57
170,991		US Bancorp	3,737,863	0.75
402,387		Wells Fargo & Co	11,339,265	2.27
		Other	10,301,504	2.09

			66,492,698	13.34

ELECTRIC, GAS, AND SANITARY SERVICES
90,654		American Electric Power Co, Inc	2,809,367	0.55
62,386		PG&E Corp	2,526,009	0.51
99,089		Public Service Enterprise Group, Inc	3,115,357	0.62
54,990		Sempra Energy	2,739,052	0.55
		Other	22,535,502	4.54

			33,725,287	6.77

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
1,037,700		General Electric Co	$17,039,034	3.43%
161,850		Intel Corp	3,167,404	0.64
		Other	10,960,925	2.19

			31,167,363	6.26

ENGINEERING AND MANAGEMENT SERVICES			893,945	0.18

FABRICATED METAL PRODUCTS			1,960,068	0.39

FOOD AND KINDRED PRODUCTS
85,591		Archer Daniels Midland Co	2,500,968	0.50
121,976		Kraft Foods, Inc (Class A)	3,204,309	0.64
		Other	8,960,513	1.81

			14,665,790	2.95

FOOD STORES			1,054,946	0.21

FORESTRY			207,823	0.04

FURNITURE AND FIXTURES			58,915	0.01

FURNITURE AND HOME FURNISHINGS STORES			401,325	0.08

GENERAL BUILDING CONTRACTORS			3,016,113	0.61

GENERAL MERCHANDISE STORES			929,613	0.19

HEALTH SERVICES			1,786,504	0.36

HOLDING AND OTHER INVESTMENT OFFICES			13,214,307	2.66

HOTELS AND OTHER LODGING PLACES			627,033	0.13

INDUSTRIAL MACHINERY AND EQUIPMENT
160,696	*	EMC Corp	2,738,260	0.55
54,715		Hewlett-Packard Co	2,583,095	0.52
55,792		Northrop Grumman Corp	2,887,237	0.59
		Other	11,380,508	2.28

			19,589,100	3.94

INSTRUMENTS AND RELATED PRODUCTS			5,263,819	1.06

INSURANCE AGENTS, BROKERS AND SERVICE			1,342,409	0.27

INSURANCE CARRIERS
72,272		Chubb Corp	3,643,231	0.72
76,001		Metlife, Inc	2,893,357	0.58
144,326		UnitedHealth Group, Inc	3,613,924	0.73
		Other	23,487,785	4.72

			33,638,297	6.75

METAL MINING			2,065,335	0.41

MISCELLANEOUS MANUFACTURING INDUSTRIES			585,789	0.12

MISCELLANEOUS RETAIL
83,178		CVS Corp	2,972,782	0.59
		Other	1,218,619	0.24

			4,191,401	0.83

MOTION PICTURES
138,082		Time Warner, Inc	3,974,000	0.80
		Other	1,641,369	0.33

			5,615,369	1.13

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	91

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS
92,643		American Express Co	$3,140,598	0.64%
177,893		Discover Financial Services	2,887,203	0.58
		Other	1,324,383	0.26

			7,352,184	1.48

OIL AND GAS EXTRACTION
74,566		Anadarko Petroleum Corp	4,677,525	0.93
72,274	*	National Oilwell Varco, Inc	3,117,178	0.63
91,227		Occidental Petroleum Corp	7,152,196	1.43
60,536		XTO Energy, Inc	2,501,348	0.50
		Other	19,943,294	4.02

			37,391,541	7.51

PAPER AND ALLIED PRODUCTS
135,035		International Paper Co	3,001,828	0.60
		Other	1,463,557	0.30

			4,465,385	0.90

PERSONAL SERVICES			335,521	0.07

PETROLEUM AND COAL PRODUCTS
197,229		Chevron Corp	13,890,838	2.79
142,119		ConocoPhillips	6,418,094	1.29
338,656		Exxon Mobil Corp	23,235,189	4.66
92,027		Marathon Oil Corp	2,935,661	0.59
43,390		Murphy Oil Corp	2,497,962	0.50
		Other	2,914,815	0.58

			51,892,559	10.41

PIPELINES, EXCEPT NATURAL GAS			1,534	0.00	**

PRIMARY METAL INDUSTRIES			3,466,166	0.69

PRINTING AND PUBLISHING			845,887	0.17

RAILROAD TRANSPORTATION			6,119,184	1.23

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,240,226	0.25

SECURITY AND COMMODITY BROKERS
55,378		Goldman Sachs Group, Inc	10,208,934	2.05
104,191		Morgan Stanley	3,217,418	0.65
		Other	2,846,259	0.57

			16,272,611	3.27

Shares	Company	Value	% of net assets

TEXTILE MILL PRODUCTS		$425,967	0.09%

TOBACCO PRODUCTS		420,538	0.08

TRANSPORTATION BY AIR		1,613,131	0.32

TRANSPORTATION EQUIPMENT
52,518	General Dynamics Corp	3,392,663	0.68
	Other	6,615,571	1.32

		10,008,234	2.00

TRANSPORTATION SERVICES		245,581	0.05

WATER TRANSPORTATION		35,604	0.01

WHOLESALE TRADE-DURABLE GOODS		5,708,136	1.15

WHOLESALE TRADE-NONDURABLE GOODS		2,599,212	0.52

	TOTAL COMMON STOCKS (Cost $462,691,635)	498,635,546	100.10

	TOTAL PORTFOLIO (Cost $462,691,635)	498,635,546	100.10
	OTHER ASSETS & LIABILITIES, NET	(501,824)	(0.10)

	NET ASSETS	$498,133,722	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

92	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SOCIAL CHOICE EQUITY FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
224,014		Walt Disney Co	$6,151,424	0.88%
		Other	46,101	0.01

			6,197,525	0.89

APPAREL AND ACCESSORY STORES			5,151,057	0.74

APPAREL AND OTHER TEXTILE PRODUCTS
71,272		Nike, Inc (Class B)	4,611,299	0.67
		Other	916,400	0.12

			5,527,699	0.79

AUTO REPAIR, SERVICES AND PARKING			392,035	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,024,283	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES
198,407		Home Depot, Inc	5,285,562	0.74
		Other	2,941,178	0.43

			8,226,740	1.17

BUSINESS SERVICES
109,572		Automatic Data Processing, Inc	4,306,180	0.61
20,980	*	Google, Inc (Class A)	10,402,933	1.49
610,249		Microsoft Corp	15,799,348	2.27
		Other	19,845,527	2.82

			50,353,988	7.19

CHEMICALS AND ALLIED PRODUCTS
50,877		Air Products & Chemicals, Inc	3,947,038	0.56
119,116	*	Amgen, Inc	7,174,357	1.02
259,364		Bristol-Myers Squibb Co	5,840,877	0.83
69,787		Colgate-Palmolive Co	5,323,352	0.76
115,633	*	Gilead Sciences, Inc	5,386,185	0.77
218,126		Johnson & Johnson	13,281,691	1.90
230,704		Merck & Co, Inc	7,297,167	1.04
60,078		Praxair, Inc	4,907,772	0.71
233,189		Procter & Gamble Co	13,506,306	1.94
		Other	22,378,824	3.20

			89,043,569	12.73

COMMUNICATIONS
265,160		Verizon Communications, Inc	8,026,394	1.15
		Other	24,078,985	3.43

			32,105,379	4.58

DEPOSITORY INSTITUTIONS
133,778		Bank of New York Mellon Corp	3,878,224	0.55
207,715		US Bancorp	4,540,650	0.65
408,630		Wells Fargo & Co	11,515,194	1.64
		Other	17,072,922	2.44

			37,006,990	5.28

EATING AND DRINKING PLACES
117,827		McDonald’s Corp	6,724,388	0.97
		Other	3,040,752	0.42

			9,765,140	1.39

Shares		Company	Value	% of net assets

EDUCATIONAL SERVICES			$108,864	0.02%

ELECTRIC, GAS, AND SANITARY SERVICES			44,491,740	6.35

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
505,105	*	Cisco Systems, Inc	11,890,171	1.71
506,663		Intel Corp	9,915,395	1.42
193,978		Texas Instruments, Inc	4,595,339	0.66
		Other	13,289,980	1.88

			39,690,885	5.67

ENGINEERING AND MANAGEMENT SERVICES
103,400		Accenture plc	3,853,717	0.56
		Other	2,736,434	0.38

			6,590,151	0.94

FABRICATED METAL PRODUCTS
105,717		Illinois Tool Works, Inc	4,515,174	0.64
		Other	1,952,818	0.28

			6,467,992	0.92

FOOD AND KINDRED PRODUCTS
59,594		General Mills, Inc	3,836,662	0.55
184,137		Kraft Foods, Inc (Class A)	4,837,279	0.69
145,189		PepsiCo, Inc	8,516,787	1.23
		Other	8,861,512	1.25

			26,052,240	3.72

FOOD STORES			1,826,934	0.26

FORESTRY			930,397	0.13

FURNITURE AND FIXTURES			1,617,400	0.23

FURNITURE AND HOME FURNISHINGS STORES			2,018,743	0.29

GENERAL BUILDING CONTRACTORS			442,726	0.06

GENERAL MERCHANDISE STORES
75,260		Costco Wholesale Corp	4,249,180	0.61
101,802		Target Corp	4,752,117	0.67
		Other	2,990,966	0.43

			11,992,263	1.71

HEALTH SERVICES			3,757,061	0.54

HEAVY CONSTRUCTION, EXCEPT BUILDING			262,969	0.04

HOLDING AND OTHER INVESTMENT OFFICES			11,388,783	1.63

HOTELS AND OTHER LODGING PLACES			2,202,621	0.31

INDUSTRIAL MACHINERY AND EQUIPMENT
125,354		Emerson Electric Co	5,024,188	0.73
221,010		Hewlett-Packard Co	10,433,882	1.50
109,569		International Business Machines Corp	13,105,548	1.88
		Other	22,464,996	3.18

			51,028,614	7.29

INSTRUMENTS AND RELATED PRODUCTS
89,379		Baxter International, Inc	5,095,496	0.74
146,365		Medtronic, Inc	5,386,231	0.78
		Other	21,140,645	3.00

			31,622,372	4.52

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	93

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SOCIAL CHOICE EQUITY FUND ▪ SEPTEMBER 30, 2009

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE			$3,258,242	0.47%

INSURANCE CARRIERS
87,724		Aflac, Inc	3,749,324	0.54
81,463		Chubb Corp	4,106,549	0.59
94,569		Travelers Cos, Inc	4,655,631	0.66
81,859	*	WellPoint, Inc	3,876,842	0.55
		Other	14,676,685	2.10

			31,065,031	4.44

LEATHER AND LEATHER PRODUCTS			946,720	0.14

LEGAL SERVICES			103,670	0.01

LUMBER AND WOOD PRODUCTS			9,858	0.00	**

METAL MINING			1,172,311	0.17

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,734,292	0.25

MISCELLANEOUS RETAIL
148,146		CVS Corp	5,294,738	0.76
117,727		Walgreen Co	4,411,231	0.63
		Other	6,037,146	0.86

			15,743,115	2.25

MOTION PICTURES			1,126,332	0.16

NONDEPOSITORY INSTITUTIONS
148,018		American Express Co	5,017,810	0.72
		Other	3,928,152	0.56

			8,945,962	1.28

NONMETALLIC MINERALS, EXCEPT FUELS			1,552,057	0.22

OIL AND GAS EXTRACTION
57,397		Apache Corp	5,270,766	0.74
77,057		Devon Energy Corp	5,188,247	0.74
100,470		XTO Energy, Inc	4,151,419	0.59
		Other	34,214,458	4.90

			48,824,890	6.97

PAPER AND ALLIED PRODUCTS			6,584,000	0.94

PERSONAL SERVICES			172,479	0.02

PETROLEUM AND COAL PRODUCTS
130,060		Marathon Oil Corp	4,148,914	0.59
		Other	3,841,719	0.55

			7,990,633	1.14

PIPELINES, EXCEPT NATURAL GAS
212,133		Spectra Energy Corp	4,017,799	0.57

			4,017,799	0.57

PRIMARY METAL INDUSTRIES			9,406,734	1.34

PRINTING AND PUBLISHING			3,435,888	0.49

RAILROAD TRANSPORTATION			7,242,737	1.03

REAL ESTATE			245,615	0.04

Shares	Company	Value	% of net assets

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		$340,998	0.05%

SECURITY AND COMMODITY BROKERS
38,480	Franklin Resources, Inc	3,871,089	0.54
	Other	15,778,923	2.27

		19,650,012	2.81

SOCIAL SERVICES		56,120	0.01

SPECIAL TRADE CONTRACTORS		376,566	0.05

STONE, CLAY, AND GLASS PRODUCTS
89,117	3M Co	6,576,835	0.94
	Other	512,818	0.07

		7,089,653	1.01

TEXTILE MILL PRODUCTS		81,834	0.01

TRANSPORTATION BY AIR		6,063,989	0.87

TRANSPORTATION EQUIPMENT		8,979,265	1.28

TRANSPORTATION SERVICES		514,751	0.07

TRUCKING AND WAREHOUSING
94,688	United Parcel Service, Inc (Class B)	5,347,031	0.76

		5,347,031	0.76

WATER TRANSPORTATION		535,922	0.08

WHOLESALE TRADE-DURABLE GOODS		3,983,685	0.57

WHOLESALE TRADE-NONDURABLE GOODS		4,024,413	0.57

	TOTAL COMMON STOCKS (Cost $739,597,831)	697,909,764	99.67

	TOTAL PORTFOLIO (Cost $739,597,831)	697,909,764	99.67
	OTHER ASSETS & LIABILITIES, NET	2,343,876	0.33

	NET ASSETS	$700,253,640	100.00%

The following abbreviations are used in portfolio description:

plc - Public Limited Company

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

94	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

REAL ESTATE SECURITIES FUND  ▪  SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

COMMON STOCKS

FORESTRY
65,000	Rayonier, Inc	$2,659,150	0.61%

		2,659,150	0.61

HOLDING AND OTHER INVESTMENT OFFICES
130,500	Alexandria Real Estate Equities, Inc	7,092,675	1.62
195,000	AMB Property Corp	4,475,250	1.02
220,000	American Campus Communities, Inc	5,907,000	1.35
280,000	AvalonBay Communities, Inc	20,364,400	4.65
415,000	Boston Properties, Inc	27,203,250	6.22
245,000	BRE Properties, Inc (Class A)	7,668,500	1.75
280,000	CBL & Associates Properties, Inc	2,716,000	0.62
125,000	Corporate Office Properties Trust	4,610,000	1.05
360,000	DCT Industrial Trust, Inc	1,839,600	0.42
280,000	Developers Diversified Realty Corp	2,587,200	0.59
330,000	DiamondRock Hospitality Co	2,673,000	0.61
168,100	Digital Realty Trust, Inc	7,683,851	1.76
180,000	Douglas Emmett, Inc	2,210,400	0.51
111,000	EastGroup Properties, Inc	4,242,420	0.97
70,000	Entertainment Properties Trust	2,389,800	0.55
75,000	Equity Lifestyle Properties, Inc	3,209,250	0.73
690,000	Equity Residential	21,183,000	4.84
55,000	Essex Property Trust, Inc	4,376,900	1.00
187,000	Federal Realty Investment Trust	11,476,190	2.62
475,000	HCP, Inc	13,651,500	3.12
160,000	Health Care REIT, Inc	6,659,200	1.52
120,000	Healthcare Realty Trust, Inc	2,535,600	0.58
1,600,000	Host Marriott Corp	18,832,000	4.30
95,000	Kilroy Realty Corp	2,635,300	0.60
1,065,000	Kimco Realty Corp	13,887,600	3.17
480,000	Kite Realty Group Trust	2,001,600	0.46
125,000	LaSalle Hotel Properties	2,457,500	0.56
139,000	Liberty Property Trust	4,521,670	1.03
238,000	Macerich Co	7,218,540	1.65
423,097	Mission West Properties, Inc	2,847,443	0.65
140,000	National Retail Properties, Inc	3,005,800	0.69
210,000	Nationwide Health Properties, Inc	6,507,900	1.49
130,000	Omega Healthcare Investors, Inc	2,082,600	0.48
400,000	Plum Creek Timber Co, Inc	12,256,000	2.80
895,000	Prologis	10,668,400	2.44
50,000	PS Business Parks, Inc	2,566,000	0.59
230,000	Public Storage, Inc	17,305,200	3.95
200,000	Realty Income Corp	5,130,000	1.17
330,000	Regency Centers Corp	12,226,500	2.79
240,000	Senior Housing Properties Trust	4,586,400	1.05
638,000	Simon Property Group, Inc	44,296,340	10.12
365,000	SL Green Realty Corp	16,005,250	3.66
380,000	Sunstone Hotel Investors, Inc	2,698,000	0.62
50,000	Tanger Factory Outlet Centers, Inc	1,867,000	0.43
630,000	UDR, Inc	9,916,200	2.27
300,000	U-Store-It Trust	1,875,000	0.43
260,000	Ventas, Inc	10,010,000	2.29
400,000	Vornado Realty Trust	25,764,000	5.89
	Other	19,149,267	4.37

		429,072,496	98.05

Shares	Company	Value	% of net assets

REAL ESTATE
658,648	Thomas Properties Group, Inc	$1,903,493	0.43

		1,903,493	0.43

	TOTAL COMMON STOCKS (Cost $539,664,905)	433,635,139	99.09

	TOTAL PORTFOLIO (Cost $539,664,905)	433,635,139	99.09
	OTHER ASSETS & LIABILITIES, NET	3,968,298	0.91

	NET ASSETS	$437,603,437	100.00%

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	95

PORTFOLIO OF INVESTMENTS

MANAGED ALLOCATION FUND  ▪  SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

20,054,307	TIAA-CREF Bond Plus Fund	$196,131,125	39.66%
5,555,138	TIAA-CREF Enhanced International
	Equity Index Fund	37,274,976	7.54
6,614,220	TIAA-CREF Enhanced Large-Cap Growth
	Index Fund	51,392,491	10.39
7,276,750	TIAA-CREF Enhanced Large-Cap Value
	Index Fund	51,664,921	10.45
3,736,410	TIAA-CREF Growth & Income Fund	29,256,091	5.92
4,645,065	TIAA-CREF International Equity Fund	37,439,223	7.57
4,039,630	TIAA-CREF Large-Cap Growth Fund	34,377,253	6.95
3,097,506	TIAA-CREF Large-Cap Value Fund	34,506,217	6.98
181,358	TIAA-CREF Mid-Cap Growth Fund	2,520,881	0.51
193,079	TIAA-CREF Mid-Cap Value Fund	2,681,867	0.54
1,590,838	TIAA-CREF Small-Cap Equity Fund	17,531,034	3.55

	TOTAL TIAA-CREF FUNDS (Cost $512,419,975)	494,776,079	100.06

	TOTAL PORTFOLIO (Cost $512,419,975)	494,776,079	100.06
	OTHER ASSETS & LIABILITIES, NET	(287,394)	(0.06)

	NET ASSETS	$494,488,685	100.00%

a	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

96	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

BOND FUND  ▪  SEPTEMBER 30, 2009

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AGENCY SECURITIES
		Citigroup Funding, Inc
$11,000,000	p	2.000%, 03/30/12	Aaa	$11,120,538	0.48%
11,000,000	p	1.880%, 10/22/12	Aaa	11,021,307	0.48
10,000,000	p	2.250%, 12/10/12	Aaa	10,134,640	0.44
		GMAC, Inc
16,394,000	p	2.200%, 12/19/12	Aaa	16,569,023	0.71
		Other		7,527,394	0.33

				56,372,902	2.44

AMUSEMENT AND RECREATION SERVICES				3,900,926	0.17

BUILDING MATERIALS AND GARDEN SUPPLIES				1,876,345	0.08

BUSINESS SERVICES				4,023,128	0.17

CHEMICALS AND ALLIED PRODUCTS				25,873,067	1.12

COMMUNICATIONS				61,265,213	2.65

DEPOSITORY INSTITUTIONS
		Citigroup, Inc
12,000,000	p	2.130%, 04/30/12	Aaa	12,169,835	0.52
		Depfa ACS Bank
15,700,000	g	5.130%, 03/16/37	Aa2	11,825,443	0.50
		JPMorgan Chase & Co
11,000,000		3.130%, 12/01/11	Aaa	11,413,962	0.48
		2.130%–7.880%, 06/15/10–05/15/38		13,192,893	0.58
		Other		92,129,729	4.01

				140,731,862	6.09

ELECTRIC, GAS, AND SANITARY SERVICES				55,407,299	2.40

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				7,886,304	0.34

EXECUTIVE, LEGISLATIVE AND GENERAL				1,412,275	0.06

FABRICATED METAL PRODUCTS				455,290	0.02

FOOD AND KINDRED PRODUCTS				14,356,174	0.62

FOOD STORES				4,238,739	0.18

FOREIGN GOVERNMENT BONDS				2,997,780	0.13

GENERAL MERCHANDISE STORES				2,940,004	0.13

HEALTH SERVICES				1,837,830	0.08

HOLDING AND OTHER INVESTMENT OFFICES				7,046,786	0.31

INDUSTRIAL MACHINERY AND EQUIPMENT				10,852,097	0.47

INSTRUMENTS AND RELATED PRODUCTS				5,192,754	0.22

INSURANCE CARRIERS				18,505,961	0.80

METAL MINING				4,883,919	0.21

MISCELLANEOUS MANUFACTURING INDUSTRIES				587,749	0.03

MISCELLANEOUS RETAIL				4,115,225	0.18

MOTION PICTURES				2,067,850	0.09

NONDEPOSITORY INSTITUTIONS				53,838,536	2.33

OIL AND GAS EXTRACTION				35,036,734	1.52

Principal		Issuer	Rating†	Value	% of net assets

PAPER AND ALLIED PRODUCTS				$1,748,826	0.08%

PETROLEUM AND COAL PRODUCTS				14,827,769	0.64

PIPELINES, EXCEPT NATURAL GAS				6,714,104	0.29

PRIMARY METAL INDUSTRIES				3,125,008	0.14

PRINTING AND PUBLISHING				4,969,566	0.22

RAILROAD TRANSPORTATION				7,078,809	0.31

REAL ESTATE				521,250	0.02

SECURITY AND COMMODITY BROKERS				43,087,125	1.87

STONE, CLAY, AND GLASS PRODUCTS				1,792,231	0.08

TOBACCO PRODUCTS				3,161,690	0.14

TRANSPORTATION EQUIPMENT				7,126,937	0.31

WHOLESALE TRADE-DURABLE GOODS				1,862,197	0.08

WHOLESALE TRADE-NONDURABLE GOODS				3,008,919	0.13

		TOTAL CORPORATE BONDS
		(Cost $594,922,629)		626,727,180	27.15

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Farm Credit Bank (FFCB)
$10,000,000		2.630%, 04/21/11	Aaa	10,264,500	0.44
		Federal Home Loan Mortgage Corp (FHLMC)
28,670,000		3.250%–5.500%, 02/09/10–10/18/16		30,804,962	1.33
		Federal National Mortgage Association (FNMA)
10,000,000		2.750%, 03/13/14	Aaa	10,154,410	0.44
10,000,000		2.500%, 05/15/14	Aaa	9,978,320	0.43
10,000,000		3.000%, 09/16/14	Aaa	10,165,070	0.44
5,000,000		1.380%–1.380%, 04/28/11–04/28/11		5,043,585	0.22
		Private Export Funding Corp
13,000,000		5.450%, 09/15/17	Aaa	14,250,872	0.63
22,250,000		3.050%–4.900%, 12/15/11–03/15/19		23,246,613	1.00
		Other		33,014,022	1.44

				146,922,354	6.37

FOREIGN GOVERNMENT BONDS				61,778,028	2.68

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
9,989,312		4.500%, 06/01/21		10,458,634	0.45
9,415,808		7.000%, 12/01/33		10,358,272	0.45
12,089,256		5.000%, 12/01/34		12,546,885	0.55
83,225,962		4.500%–8.000%, 01/01/16–07/01/38		87,352,973	3.78
43,255,869		4.000%–6.500%, 01/01/20–10/15/39		44,910,406	1.95
		Federal Home Loan Mortgage Corp (FHLMC)
25,975,419	i	3.650%–6.070%, 02/01/36–09/01/37		27,343,325	1.17
		Federal National Mortgage Association (FNMA)
9,937,834		6.000%, 01/01/33		10,589,240	0.46
18,046,955		5.500%, 02/01/35		18,986,900	0.83
9,606,333		5.500%, 02/01/37		10,075,142	0.44
10,258,367		5.500%, 02/01/38		10,746,173	0.47
12,855,381		5.000%, 04/01/38		13,299,106	0.59
48,000,000	h	6.000%, 10/25/38		50,639,999	2.20
23,000,000	h	6.500%, 10/25/38		24,581,249	1.07
248,961,255	h,i	4.440%–8.000%, 06/01/13–10/25/38		261,397,736	11.29
38,000,000	h	4.500%, 10/25/39		38,486,855	1.68
79,630,295	i	4.000%–6.500%, 06/01/19–10/25/39		82,266,264	3.57

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	97

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND FUND ▪ SEPTEMBER 30, 2009

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED—continued
		Government National Mortgage Association (GNMA)
$10,000,000	h	4.500%, 10/15/39	$10,146,880	0.44%
9,000,000	h	6.000%, 10/15/39	9,500,625	0.41
35,828,683	h	5.000%–8.500%, 01/15/28–09/15/43	37,613,775	1.61
43,283,814	h	4.000%–6.500%, 07/15/33–01/15/44	44,962,049	1.95
		Other	7,946,718	0.35

			824,209,206	35.71

MUNICIPAL BONDS			701,483	0.03

U.S. TREASURY SECURITIES
		United States Treasury Bond
54,236,000		8.000%, 11/15/21	76,769,377	3.34
30,650,000		5.250%, 02/15/29	35,577,938	1.54
7,804,000		4.380%–5.380%, 02/15/31–02/15/38	8,922,677	0.38
		United States Treasury Note
13,250,000		1.000%, 07/31/11	13,287,789	0.58
14,525,000		1.000%, 08/31/11	14,550,535	0.63
11,000,000		1.880%, 06/15/12	11,171,875	0.48
41,182,000		2.000%, 11/30/13	41,239,902	1.80
13,287,000		1.880%, 04/30/14	13,129,217	0.57
30,190,000		2.250%, 05/31/14	30,281,989	1.31
19,370,000		2.630%, 06/30/14	19,715,018	0.85
12,880,000		2.630%, 07/31/14	13,095,341	0.57
38,285,000		2.380%, 09/30/14	38,383,775	1.66
11,900,000		3.250%, 07/31/16	12,178,912	0.53
12,763,000		4.750%, 08/15/17	14,221,773	0.62
12,312,000		4.000%, 08/15/18	12,997,815	0.56
12,080,000		3.500%, 02/15/39	10,943,731	0.47
12,033,000		4.250%, 05/15/39	12,448,512	0.54
32,600,000		0.880%–6.380%, 05/31/11–08/15/27	33,895,401	1.46
		Other	5,158,692	0.22

			417,970,269	18.11

		TOTAL GOVERNMENT BONDS
		(Cost $1,401,422,513)	1,451,581,340	62.90

STRUCTURED ASSETS

ASSET BACKED			64,664,969	2.80

OTHER MORTGAGE BACKED			73,480,665	3.18

		TOTAL STRUCTURED ASSETS
		(Cost $150,266,287)	138,145,634	5.98

		TOTAL BONDS
		(Cost $2,146,611,429)	2,216,454,154	96.03

Shares		Company

PREFERRED STOCKS

MORTGAGE BACKED			756,640	0.03

		TOTAL PREFERRED STOCKS
		(Cost $11,407,875)	756,640	0.03

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER			$4,999,878	0.22%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$25,000,000		10/16/09	24,999,010	1.08
21,380,000		11/20/09	21,377,031	0.93
27,800,000		12/11/09	27,797,248	1.20

		Other	8,483,965	0.37
		Federal National Mortgage Association (FNMA)
32,405,000		10/15/09	32,403,992	1.40
53,890,000		11/16/09	53,882,425	2.33
10,000,000		12/23/09	9,998,850	0.43

			178,942,521	7.74

U.S. TREASURY BILLS
		United States Treasury Bill
23,115,000		10/15/09	23,113,697	1.00
16,425,000		10/29/09	16,423,403	0.71
25,000,000		03/04/10	24,983,950	1.09

			64,521,050	2.80

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $248,455,244)	248,463,449	10.76

		TOTAL PORTFOLIO
		(Cost $2,406,474,548)	2,465,674,243	106.82
		OTHER ASSETS & LIABILITIES, NET	(157,520,308)	(6.82)

		NET ASSETS	$2,308,153,935	100.00%

The following abbreviations are used in portfolio description:

†	As provided by Moody’s Investors Service (unaudited).

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2009, the value of these securities amounted to $97,971,375 or 4.24% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

98	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

BOND PLUS FUND  ▪  SEPTEMBER 30, 2009

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AGENCY SECURITIES
		GMAC, Inc
$2,000,000	p	2.200%, 12/19/12	Aaa	$2,021,352	0.39%
		Other		609,275	0.12

				2,630,627	0.51

AMUSEMENT AND RECREATION SERVICES				4,095,802	0.79

BUILDING MATERIALS AND GARDEN SUPPLIES				567,807	0.11

BUSINESS SERVICES				6,640,698	1.29

CHEMICALS AND ALLIED PRODUCTS				5,438,022	1.07

COAL MINING				1,195,000	0.23

COMMUNICATIONS
		Verizon New Jersey, Inc
2,200,000		5.880%, 01/17/12	Baa1	2,364,460	0.45
		Other		23,964,634	4.67

				26,329,094	5.12

DEPOSITORY INSTITUTIONS
		JPMorgan Chase & Co
2,225,000		6.000%, 01/15/18	Aa3	2,388,147	0.46
		2.130%–7.880%, 06/15/10–05/15/38		3,787,435	0.74
		Citigroup, Inc
4,500,000	p	2.130%, 04/30/12	Aaa	4,563,688	0.88
		5.100%–8.500%, 09/29/11–07/15/39		2,575,052	0.50
		Depfa ACS Bank
2,700,000	g	5.130%, 03/16/37	Aa2	2,033,675	0.40
		Wells Fargo Bank NA
1,850,000		4.750%, 02/09/15	Aa3	1,875,863	0.37
		New York Community Bank
2,000,000		3.000%, 12/16/11	Aaa	2,059,258	0.40
		Regions Bank
2,000,000		3.250%, 12/09/11	Aaa	2,080,611	0.41
		Sovereign Bank
2,000,000		2.750%, 01/17/12	Aaa	2,058,574	0.40
		Other		17,218,993	3.35

				40,641,296	7.91

ELECTRIC, GAS, AND SANITARY SERVICES				17,146,845	3.32

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				5,310,761	1.03

EXECUTIVE, LEGISLATIVE AND GENERAL				504,384	0.10

FABRICATED METAL PRODUCTS				2,483,483	0.48

FOOD AND KINDRED PRODUCTS				3,192,576	0.63

FOOD STORES				3,085,190	0.60

FURNITURE AND HOME FURNISHINGS STORES				516,250	0.10

GENERAL BUILDING CONTRACTORS				404,250	0.08

GENERAL MERCHANDISE STORES				950,778	0.19

HEALTH SERVICES				6,054,683	1.18

HOLDING AND OTHER INVESTMENT OFFICES				2,031,691	0.40

HOTELS AND OTHER LODGING PLACES				891,363	0.17

Principal		Issuer	Rating†	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT				$1,859,529	0.36%

INSTRUMENTS AND RELATED PRODUCTS				2,523,362	0.49

INSURANCE CARRIERS				5,228,241	1.01

JUSTICE, PUBLIC ORDER AND SAFETY				1,032,500	0.20

LEGAL SERVICES				811,965	0.16

METAL MINING				1,305,201	0.25

MISCELLANEOUS MANUFACTURING INDUSTRIES				894,026	0.17

MISCELLANEOUS RETAIL				872,923	0.17

MOTION PICTURES				694,202	0.14

NONDEPOSITORY INSTITUTIONS
		General Electric Capital Corp
$2,700,000		5.500%, 06/04/14	Aa2	2,851,512	0.57
		Other		12,800,637	2.49

				15,652,149	3.06

OIL AND GAS EXTRACTION				16,224,127	3.16

PAPER AND ALLIED PRODUCTS				3,245,918	0.62

PETROLEUM AND COAL PRODUCTS				5,291,046	1.03

PIPELINES, EXCEPT NATURAL GAS				748,385	0.15

PRIMARY METAL INDUSTRIES				1,074,402	0.21

PRINTING AND PUBLISHING				1,843,754	0.36

RAILROAD TRANSPORTATION				3,002,726	0.59

SECURITY AND COMMODITY BROKERS				12,416,597	2.42

SOCIAL SERVICES				482,500	0.09

STONE, CLAY, AND GLASS PRODUCTS				1,340,279	0.26

TOBACCO PRODUCTS				955,850	0.19

TRANSPORTATION BY AIR				956,250	0.19

TRANSPORTATION EQUIPMENT				4,132,885	0.81

WATER TRANSPORTATION				438,325	0.09

WHOLESALE TRADE-DURABLE GOODS				912,788	0.18

WHOLESALE TRADE-NONDURABLE GOODS				2,340,514	0.46

		TOTAL CORPORATE BONDS
		(Cost $205,387,463)		216,391,044	42.13

GOVERNMENT BONDS

AGENCY SECURITIES
		Cal Dive I- Title XI, Inc
1,767,403		4.930%, 02/01/27	NR	1,851,920	0.36
		Other		3,751,793	0.73

				5,603,713	1.09

FOREIGN GOVERNMENT BONDS
		Province of Ontario Canada
2,000,000		2.630%, 01/20/12	Aa1	2,050,931	0.41
		Other		20,635,264	4.01

				22,686,195	4.42

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	99

SUMMARY PORTFOLIO OF INVESTMENTS	continued

BOND PLUS FUND ▪ SEPTEMBER 30, 2009

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED

		Federal Home Loan Mortgage Corp Gold (FGLMC)
$2,767,680		5.500%, 12/01/33	$2,913,559	0.57%
2,729,331		7.000%, 12/01/33	3,002,520	0.58
1,785,547		5.000%, 01/01/34	1,854,254	0.36
2,356,046		5.500%, 06/01/35	2,475,076	0.48
2,695,569		5.000%, 12/01/37	2,789,605	0.54
19,373,889		4.500%–8.000%, 09/01/10–07/01/38	20,387,534	3.97
5,821,836	h	4.000%–6.500%, 01/01/20–10/15/39	6,088,062	1.19
		Federal Home Loan Mortgage Corp (FHLMC)
2,348,064	h,i	5.790%, 07/01/36	2,475,364	0.48
5,262,677	h,i	5.710%, 06/01/37	5,551,487	1.08
5,607,954	i	3.650%–6.070%, 02/01/36–08/01/37	5,878,182	1.13
		Federal National Mortgage Association (FNMA)
2,194,264		4.780%, 02/01/14	2,320,682	0.45
2,782,905		4.640%, 11/01/14	2,938,184	0.58
2,971,949		5.000%, 10/01/25	3,110,227	0.62
2,184,219		5.500%, 07/01/33	2,297,980	0.45
1,929,242		5.000%, 03/01/34	2,002,874	0.39
3,677,848		5.000%, 08/01/34	3,818,326	0.75
3,524,174		5.500%, 05/01/35	3,701,118	0.73
2,721,924		5.500%, 05/01/35	2,858,587	0.56
2,648,613		5.000%, 10/01/35	2,745,563	0.53
1,996,857		6.000%, 04/01/36	2,113,049	0.41
2,211,518	i	5.770%, 12/01/36	2,331,960	0.45
2,000,000	h	5.000%, 10/25/38	2,065,624	0.40
7,000,000	h	6.000%, 10/25/38	7,385,000	1.44
2,000,000	h	6.500%, 10/25/38	2,137,500	0.42
1,938,296		4.500%, 02/01/39	1,966,151	0.38
2,000,000	h	4.500%, 10/25/39	2,025,624	0.39
39,651,082	i	4.000%–9.000%, 06/01/13–10/01/37	41,694,685	8.12
13,041,287		4.000%–6.000%, 06/01/19–10/25/39	13,548,048	2.64
		Government National Mortgage Association (GNMA)
9,902,991	h	5.000%–8.500%, 09/15/23–09/15/43	10,421,162	2.01
		Other	5,339,862	1.04

			170,237,849	33.14

U.S. TREASURY SECURITIES

		United States Treasury Bond
8,302,000		8.000%, 11/15/21	11,751,223	2.28
6,600,000		5.250%, 02/15/29	7,661,155	1.49
1,929,000		5.000%, 05/15/37	2,235,530	0.44
1,094,000		4.380%–4.500%, 02/15/36–02/15/38	1,162,917	0.23
		United States Treasury Note
2,000,000		1.880%, 06/15/12	2,031,250	0.40
2,570,000		2.630%, 06/30/14	2,615,777	0.51
3,465,000		2.380%, 08/31/14	3,477,994	0.67
9,423,000		0.880%–4.250%, 05/31/11–05/15/39	9,354,441	1.82
		Other	468,972	0.09

			40,759,259	7.93

		TOTAL GOVERNMENT BONDS (Cost $228,828,722)	239,287,016	46.58

Principal	Issuer	Rating†	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED
	GMAC Mortgage Corporation Loan Trust 2006-HLTV A3
	Series 2006-HLTV (Class A3)
$2,284,974	5.590%, 10/25/29	Baa2	$2,106,987	0.41%
	Residential Funding Mortgage Securities II, Inc
	Series 2006-HI2 (Class A3)
7,000,000	5.790%, 02/25/36	Aa3	4,493,096	0.87
	Series 2006-HI4 (Class A3)
3,528,000	5.440%, 09/25/36	Aa3	2,397,897	0.47
	5.520%–6.060%, 04/25/21–02/25/36		1,493,077	0.29
	Residential Asset Mortgage Products, Inc
	Series 2004-RS11 (Class M1)
5,000,000	0.870%, 11/25/34	Aa1	3,378,810	0.66
	Chase Issuance Trust
	Series 2008-A9 (Class A9)
2,000,000	4.260%, 05/15/13	Aaa	2,093,072	0.41
	Other		12,100,850	2.36

			28,063,789	5.47

OTHER MORTGAGE BACKED			19,370,274	3.77

	TOTAL STRUCTURED ASSETS (Cost $62,394,563)		47,434,063	9.24

	TOTAL BONDS (Cost $496,610,748)		503,112,123	97.95

Shares	Company

PREFERRED STOCKS

MORTGAGE BACKED			247,636	0.05

	TOTAL PREFERRED STOCKS (Cost $3,726,251)		247,636	0.05

TIAA-CREF MUTUAL FUND

483,387	q TIAA-CREF High-Yield Fund		4,369,815	0.85

	TOTAL TIAA-CREF MUTUAL FUND (Cost $4,803,324)		4,369,815	0.85

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES

	Federal Home Loan Bank (FHLB)
$10,875,000	10/15/09		10,874,747	2.11
5,575,000	10/28/09		5,574,707	1.09

			16,449,454	3.20

U.S. TREASURY BILLS

	United States Treasury Bill
5,215,000	10/29/09		5,214,493	1.02

			5,214,493	1.02

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,663,947)		21,663,947	4.22

	TOTAL PORTFOLIO (Cost $526,804,270)		529,393,521	103.07
	OTHER ASSETS & LIABILITIES, NET		(15,788,503)	(3.07)

	NET ASSETS		$513,605,018	100.00%

100	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND PLUS FUND ▪ SEPTEMBER 30, 2009

The following abbreviations are used in portfolio description:

NR	- Not Rated

†	As provided by Moody’s Investors Service (unaudited).

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At 9/30/2009, the value of these securities amounted to $53,057,712 or 10.33% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

q	Affiliated fund.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	101

SUMMARY PORTFOLIO OF INVESTMENTS

SHORT-TERM BOND FUND  ▪  SEPTEMBER 30, 2009

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AGENCY SECURITIES
		Citigroup Funding, Inc
$2,000,000	p	1.880%, 10/22/12	Aaa	$2,003,874	0.74%
3,000,000	p	2.250%, 12/10/12	Aaa	3,040,392	1.13
	p	GMAC, Inc
1,600,000		2.200%, 12/19/12	Aaa	1,617,082	0.60
		Other		1,424,242	0.53

				8,085,590	3.00

AMUSEMENT AND RECREATION SERVICES				374,658	0.14

BUSINESS SERVICES				1,706,207	0.63

CHEMICALS AND ALLIED PRODUCTS				4,334,138	1.60

COMMUNICATIONS
		Cellco Partnership
1,300,000	g	5.550%, 02/01/14	A2	1,404,885	0.52
		Time Warner Cable, Inc
1,375,000		6.200%, 07/01/13	Baa2	1,497,921	0.55
		Other		3,318,081	1.23

				6,220,887	2.30

DEPOSITORY INSTITUTIONS
		Bank of America Corp
3,000,000		2.380%, 06/22/12	Aaa	3,059,006	1.13
		7.380%–7.380%, 05/15/14–05/15/14		751,048	0.28
		CitiBank NA
3,000,000		1.380%, 08/10/11	Aaa	3,010,728	1.11
		Citigroup, Inc
2,000,000	p	2.130%, 04/30/12	Aaa	2,028,306	0.75
		5.100%–5.500%, 09/29/11–10/15/14		2,647,309	0.98
		JPMorgan Chase & Co
3,000,000		3.130%, 12/01/11	Aaa	3,112,898	1.14
		2.130%–4.650%, 12/26/12–01/20/15		2,338,182	0.87
		Regions Bank
1,500,000		3.250%, 12/09/11	Aaa	1,560,459	0.58
		Other		8,163,932	3.04

				26,671,868	9.88

ELECTRIC, GAS, AND SANITARY SERVICES				5,339,274	1.97

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				933,778	0.35

EXECUTIVE, LEGISLATIVE AND GENERAL				504,384	0.19

FABRICATED METAL PRODUCTS				1,012,854	0.37

FOOD AND KINDRED PRODUCTS				2,652,176	0.98

FOOD STORES				1,054,882	0.39

GENERAL MERCHANDISE STORES				1,015,248	0.38

HOLDING AND OTHER INVESTMENT OFFICES				766,083	0.28

INDUSTRIAL MACHINERY AND EQUIPMENT				2,287,338	0.84

INSTRUMENTS AND RELATED PRODUCTS				830,484	0.31

INSURANCE CARRIERS				2,375,710	0.88

METAL MINING				215,485	0.08

Principal		Issuer	Rating†	Value	% of net assets

MISCELLANEOUS RETAIL				$1,658,806	0.61%

NONDEPOSITORY INSTITUTIONS
		American Honda Finance Corp
$1,250,000	g	5.130%, 12/15/10	A1	1,284,723	0.48
		HSBC Finance Corp
1,250,000		5.250%, 01/14/11	A3	1,285,041	0.47
		General Electric Capital Corp
2,000,000	p	2.630%, 12/28/12	Aaa	2,049,103	0.75
		Other		3,919,816	1.45

				8,538,683	3.15

OIL AND GAS EXTRACTION				2,583,491	0.96

PAPER AND ALLIED PRODUCTS				1,061,732	0.39

PETROLEUM AND COAL PRODUCTS
		Marathon Oil Corp.
1,000,000		6.500%, 02/15/14	Baa1	1,101,180	0.41
		Other		1,674,909	0.62

				2,776,089	1.03

PRIMARY METAL INDUSTRIES				112,460	0.04

PRINTING AND PUBLISHING				1,074,992	0.40

RAILROAD TRANSPORTATION				1,842,288	0.69

SECURITY AND COMMODITY BROKERS				4,599,588	1.70

TOBACCO PRODUCTS				444,940	0.16

TRANSPORTATION EQUIPMENT				914,173	0.34

WHOLESALE TRADE-NONDURABLE GOODS				1,136,853	0.43

		TOTAL CORPORATE BONDS (Cost $90,166,521)		93,125,139	34.47

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Farm Credit Bank (FFCB)
4,400,000		2.630%, 04/21/11	Aaa	4,516,380	1.67
		Federal Home Loan Bank (FHLB)
1,200,000		3.630%, 09/16/11	Aaa	1,263,233	0.47
		Federal Home Loan Mortgage Corp (FHLMC)
4,700,000		4.750%, 11/03/09	Aaa	4,718,560	1.75
6,500,000		4.880%, 02/09/10	Aaa	6,605,572	2.45
2,700,000		7.000%, 03/15/10	Aaa	2,782,345	1.03
2,000,000		3.250%, 07/16/10	Aaa	2,044,280	0.76
4,000,000		2.130%, 09/21/12	Aaa	4,050,984	1.50
230,000		2.500%–2.500%, 04/23/14–04/23/14		230,392	0.09
		Federal National Mortgage Association (FNMA)
3,000,000		4.630%, 12/15/09	Aaa	3,026,628	1.12
5,900,000		7.130%, 06/15/10	Aaa	6,180,998	2.29
2,500,000		1.380%, 04/28/11	Aaa	2,521,793	0.93
3,000,000		2.000%, 01/09/12	Aaa	3,051,573	1.13
2,000,000		3.630%, 02/12/13	Aaa	2,116,350	0.78
1,500,000		2.750%, 03/13/14	Aaa	1,523,162	0.56
2,000,000		3.000%, 09/16/14	Aaa	2,033,014	0.75
1,000,000		2.500%–2.500%, 05/15/14–05/15/14		997,832	0.37
250,000		3.250%–3.250%, 08/12/10–08/12/10		255,942	0.09
		Private Export Funding Corp
7,000,000		4.900%, 12/15/11	Aaa	7,577,080	2.80
2,000,000		3.550%, 04/15/13	Aaa	2,103,878	0.78
		Other		1,011,858	0.37

				58,611,854	21.69

102	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SHORT-TERM BOND FUND ▪ SEPTEMBER 30, 2009

Principal	Issuer	Rating†	Value	% of net assets

FOREIGN GOVERNMENT BONDS

	Eksportfinans A/S
$1,100,000	5.000%, 02/14/12	Aa1	$1,180,234	0.44%
	International Finance Corp
1,500,000	5.130%, 05/02/11	Aaa	1,593,684	0.59
	Province of Ontario Canada
2,000,000	2.630%, 01/20/12	Aa1	2,050,932	0.76
1,200,000	4.100%, 06/16/14	Aa1	1,268,718	0.47
600,000	3.130%–3.130%, 09/08/10–09/08/10		613,806	0.23
	Other		5,743,311	2.13

			12,450,685	4.62

MORTGAGE BACKED			1,321,793	0.49

U.S. TREASURY SECURITIES
	United States Treasury Note
3,252,500	1.000%, 08/31/11		3,258,218	1.21
21,211,000	4.630%, 12/31/11		22,869,763	8.46
16,276,000	1.380%, 09/15/12		16,248,022	6.01
7,395,000	3.130%, 09/30/13		7,749,154	2.87
3,654,900	2.750%, 10/31/13		3,771,970	1.40
14,949,000	2.000%, 11/30/13		14,970,018	5.53
2,318,000	1.880%, 04/30/14		2,290,474	0.85
1,635,000	2.630%, 06/30/14		1,664,123	0.62
2,525,000	2.630%, 07/31/14		2,567,215	0.95
5,465,000	2.380%, 08/31/14		5,485,494	2.03
1,255,000	2.380%, 09/30/14		1,258,238	0.47
982,500	0.880%–2.250%, 05/31/11–05/31/14		984,871	0.37

			83,117,560	30.77

	TOTAL GOVERNMENT BONDS (Cost $151,089,263)		155,501,892	57.57

STRUCTURED ASSETS

ASSET BACKED
	Flagstar Home Equity Loan Trust
	Series 2007-1A (Class AF3)
2,000,000	5.780%, 01/25/35	B3	1,157,614	0.43
	GMAC Mortgage Corporation Loan Trust
	2006-HLTV A3 Series 2006-HLTV (Class A3)
1,724,509	5.590%, 10/25/29	Baa2	1,590,179	0.59
	GMAC Mortgage Corporation Loan Trust
	2006-HLTV A4 Series 2006-HLTV (Class A4)
2,000,000	5.810%, 10/25/29	Baa3	1,195,448	0.44
	Residential Funding Mortgage Securities II, Inc
	Series 2006-HI2 (Class A3)
4,000,000	5.790%, 02/25/36	Aa3	2,567,482	0.95
	Series 2006-HI3 (Class A2)
1,974,261	5.950%, 02/25/36	Aa1	1,877,407	0.70
	5.960%–6.060%, 02/25/36–02/25/36		946,755	0.35
	Other		3,997,193	1.48

			13,332,078	4.94

OTHER MORTGAGE BACKED			260,114	0.10

	TOTAL STRUCTURED ASSETS (Cost $19,851,559)		13,592,192	5.04

	TOTAL BONDS (Cost $261,107,343)		262,219,223	97.08

Shares	Company		Value	% of net assets

PREFERRED STOCKS

MORTGAGE BACKED			$118,390	0.04%

	TOTAL PREFERRED STOCKS (Cost $1,789,475)		118,390	0.04

	TOTAL PORTFOLIO (Cost $262,896,818)		262,337,613	97.12
	OTHER ASSETS & LIABILITIES, NET		7,773,849	2.88

	NET ASSETS		$270,111,462	100.00%

†	As provided by Moody’s Investors Service (unaudited).

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At 9/30/2009, the value of these securities amounted to $14,411,591 or 5.34% of net assets.

p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	103

SUMMARY PORTFOLIO OF INVESTMENTS

HIGH-YIELD FUND  ▪  SEPTEMBER 30, 2009

Principal		Issuer	Rating†	Value	% of net assets

BANK LOAN OBLIGATIONS

ELECTRIC GAS AND SANITARY SERVICES				$1,714,516	0.34%

SECURITY AND COMMODITY BROKERS				2,341,887	0.47

		TOTAL BANK LOAN OBLIGATIONS (Cost $3,292,903)		4,056,403	0.81

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				17,027,415	3.42

AUTO REPAIR, SERVICES AND PARKING
		Hertz Corp
$3,150,000		8.880%, 01/01/14	B2	3,181,500	0.64
		10.500%–10.500%, 01/01/16–01/01/16		2,751,840	0.55

				5,933,340	1.19

AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,927,975	0.99

BUSINESS SERVICES
		Lamar Media Corp
4,140,000		9.750%, 04/01/14	Ba3	4,481,549	0.90
		6.630%–7.250%, 01/01/13–08/15/15		3,318,955	0.67
		Scientific Games Corp
3,597,000		6.250%, 12/15/12	Ba3	3,489,090	0.70
		Sungard Data Systems, Inc
6,250,000		9.130%, 08/15/13	Caa1	6,312,500	1.27
		10.250%–10.250%, 08/15/15–08/15/15		1,519,800	0.31
		Nielsen Finance LLC
3,000,000		10.000%, 08/01/14	Caa1	3,015,000	0.61
	j	0.000%, 08/01/16–08/01/16		2,362,500	0.47
		Other		20,395,150	4.09

				44,894,544	9.02

CHEMICALS AND ALLIED PRODUCTS
		Koppers Holdings, Inc
3,350,000	j	(Step Bond 0.000% until 11/15/09,
		9.875% until 11/15/14)	B2	3,358,375	0.67
		Other		4,029,620	0.81

				7,387,995	1.48

COAL MINING
		Arch Western Finance LLC
3,050,000		6.750%, 07/01/13	B1	3,000,438	0.60
		Griffin Coal Mining Co Pty Ltd
10,676,000	g	9.500%, 12/01/16	B3	7,473,200	1.50
		Other		1,661,250	0.34

				12,134,888	2.44

COMMUNICATIONS
		Allbritton Communications Co
4,402,000		7.750%, 12/15/12	Caa1	4,137,880	0.83
		Intelsat Jackson Holdings Ltd
3,000,000		11.250%, 06/15/16	Caa2	3,210,000	0.64
		Qwest Communications International, Inc
4,830,000		7.250%, 02/15/11	Ba3	4,896,412	0.98
2,720,000		Qwest Corp.
		8.88%, 03/15/12	Ba1	2,862,800	0.58

Principal		Issuer	Rating†	Value	% of net assets

COMMUNICATIONS (continued)
		Sprint Capital Corp
$5,724,000		7.630%, 01/30/11	Ba2	$5,859,944	1.17%
		6.880%–8.750%, 03/15/12–03/15/32		2,367,500	0.48
		CSC Holdings, Inc
3,250,000	g	8.500%, 04/15/14	Ba3	3,412,500	0.69
	g	8.630%–8.630%, 02/15/19–02/15/19		2,749,500	0.55
		Intelsat Subsidiary Holding Co Ltd
	g	8.500%–8.880%, 01/15/13–01/15/15		5,320,625	1.07
		CC HOLDINGS GS V LLC
2,850,000	g	7.750%, 05/01/17	Ba1	2,949,750	0.59
		Virgin Media Finance plc
4,300,000		9.500%, 08/15/16	B2	4,525,750	0.91
		DISH DBS Corp
4,100,000	g	7.880%, 09/01/19	Ba3	4,141,000	0.83
		Other		23,384,251	4.71

				69,817,912	14.03

DEPOSITORY INSTITUTIONS
		Bank of America Corp
3,500,000	i	8.130%, 12/30/49	B3	3,111,640	0.63
		Other		4,052,367	0.81

				7,164,007	1.44

		EATING AND DRINKING PLACES
		Wendy’s
3,200,000	g	10.000%, 07/15/16	B2	3,400,000	0.68

				3,400,000	0.68

ELECTRIC, GAS, AND SANITARY SERVICES
		Dynegy Holdings, Inc
3,006,000		8.750%, 02/15/12	B3	3,066,120	0.62
		El Paso Corp
2,595,000		12.000%, 12/12/13	Ba3	2,958,300	0.59
3,750,000		8.250%, 02/15/16	Ba3	3,843,750	0.77
	g	7.750%–7.750%, 07/15/11–01/15/32		4,706,087	0.95
		NRG Energy, Inc
3,500,000		7.250%, 02/01/14	B1	3,438,749	0.70
		7.380%–8.500%, 02/01/16–06/15/19		3,569,850	0.71
		Sabine Pass LNG LP
5,327,000		7.250%, 11/30/13	B2	4,754,347	0.96
		7.500%–7.500%, 11/30/16–11/30/16		1,302,823	0.26
		Other		21,128,986	4.24

				48,769,012	9.80

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
		Hynix Semiconductor, Inc
3,700,000		4.500%, 12/14/12	NR	3,536,201	0.71
		WMG Acquisition Corp
3,500,000		7.380%, 04/15/14	B1	3,351,250	0.67
3,000,000	g	9.500%, 06/15/16	Ba2	3,165,000	0.64
		Other		8,168,468	1.64

				18,220,919	3.66

FABRICATED METAL PRODUCTS				8,537,300	1.72

104	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

HIGH-YIELD FUND ▪ SEPTEMBER 30, 2009

Principal		Issuer	Rating†	Value	% of net assets

FOOD AND KINDRED PRODUCTS
		Constellation Brands, Inc
$4,015,000		8.380%, 12/15/14	Ba3	$4,185,638	0.85%
		Other		5,209,965	1.04

				9,395,603	1.89

FOOD STORES
		Stater Brothers Holdings
4,108,000		8.130%, 06/15/12	B2	4,128,540	0.84
		Other		2,995,258	0.59

				7,123,798	1.43

GENERAL BUILDING CONTRACTORS				945,000	0.19

HEALTH SERVICES
		HCA, Inc
3,860,000		9.130%, 11/15/14	B2	3,985,450	0.80
3,155,000	o	9.630%, 11/15/16	B2	3,281,200	0.66
4,000,000	g	8.500%, 04/15/19	Ba3	4,180,000	0.84
	g	7.500%–9.880%, 02/15/17–11/06/33		2,361,024	0.47
		Community Health Systems
3,000,000		8.880%, 07/15/15	B3	3,075,000	0.62
		Apria Healthcare Group, Inc
4,000,000	g	11.250%, 11/01/14	Ba2	4,299,999	0.85
	g	12.380%–12.380%, 11/01/14–11/01/14		2,417,888	0.49
		Other		6,233,390	1.25

				29,833,951	5.98

HOLDING AND OTHER INVESTMENT OFFICES
		Developers Diversified Realty Corp
3,445,000		5.380%, 10/15/12	Baa3	3,229,415	0.66
		9.630%–9.630%, 03/15/16–03/15/16		1,755,499	0.35
		Other		6,640,902	1.33

				11,625,816	2.34

HOTELS AND OTHER LODGING PLACES
		MGM Mirage
	g	6.750%–10.380%, 09/15/10–05/15/14		6,934,200	1.39

				6,934,200	1.39

INDUSTRIAL MACHINERY AND EQUIPMENT				1,802,625	0.36

INSTRUMENTS AND RELATED PRODUCTS				1,180,470	0.24

INSURANCE CARRIERS				4,569,526	0.92

JUSTICE, PUBLIC ORDER AND SAFETY				2,581,250	0.52

LEGAL SERVICES				1,601,465	0.32

METAL MINING
		Teck Resources Ltd
4,250,000		9.750%, 05/15/14	Ba2	4,675,000	0.95
		10.750%–10.750%, 05/15/19–05/15/19		2,208,750	0.45
		Other		3,622,069	0.72

				10,505,819	2.12

Principal		Issuer	Rating†	Value	% of net assets

MISCELLANEOUS RETAIL
		Susser Holdings LLC
$4,114,000		10.630%, 12/15/13	B3	$4,247,705	0.85%
		Other		6,986,450	1.40

				11,234,155	2.25

NONDEPOSITORY INSTITUTIONS
		American General Finance Corp
5,160,000		6.900%, 12/15/17	Baa3	3,608,805	0.72
		5.380%–5.380%, 10/01/12–10/01/12		1,545,786	0.31
		Ford Motor Credit Co
		7.000%–9.880%, 08/10/11–12/15/16		5,262,542	1.05
		CCL Finance Ltd
2,978,000	g	9.500%, 08/15/14	Ba3	3,164,125	0.64
		Other		964,185	0.19

				14,545,443	2.91

OIL AND GAS EXTRACTION
		Atlas Energy Resources LLC
4,550,000	g	10.750%, 02/01/18	B3	4,720,624	0.95
		Chesapeake Energy Corp
6,125,000		6.880%, 11/15/20	Ba3	5,451,249	1.09
		7.500%–9.500%, 07/15/13–02/15/15		2,513,969	0.50
		Other		23,360,956	4.70

				36,046,798	7.24

PAPER AND ALLIED PRODUCTS
		Georgia-Pacific LLC
4,000,000	g	8.250%, 05/01/16	Ba3	4,150,000	0.84
	g	7.000%–7.000%, 01/15/15–01/15/15		1,654,800	0.33
		Other		9,557,443	1.92

				15,362,243	3.09

PERSONAL SERVICES				2,364,000	0.47

PETROLEUM AND COAL PRODUCTS
		Ashland, Inc
4,000,000	g	9.130%, 06/01/17	Ba3	4,280,000	0.86
		Other		4,993,375	1.00

				9,273,375	1.86

PRIMARY METAL INDUSTRIES				2,904,853	0.58

PRINTING AND PUBLISHING				636,800	0.13

SECURITY AND COMMODITY BROKERS
		Nuveen Investments, Inc
4,405,000	g	10.500%, 11/15/15	Caa3	3,810,325	0.77

				3,810,325	0.77

SOCIAL SERVICES				2,682,700	0.54

STONE, CLAY, AND GLASS PRODUCTS				1,358,500	0.27

TRANSPORTATION BY AIR
		Bristow Group, Inc
3,278,000		7.500%, 09/15/17	Ba2	3,114,100	0.63
		Other		956,250	0.19

				4,070,350	0.82

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	105

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

HIGH-YIELD FUND ▪ SEPTEMBER 30, 2009

Principal		Issuer	Rating†	Value	% of net assets

TRANSPORTATION EQUIPMENT
		TRW Automotive, Inc
$3,816,000	g	7.000%, 03/15/14	Caa2	$3,472,560	0.70%
		Other		3,600,985	0.72

				7,073,545	1.42

WATER TRANSPORTATION
		Gulfmark Offshore, Inc
4,021,000		7.750%, 07/15/14	B1	3,940,580	0.79
		Other		1,748,375	0.35

				5,688,955	1.14

WHOLESALE TRADE-DURABLE GOODS
		Ace Hardware Corp
5,750,000	g	9.130%, 06/01/16	Ba2	6,008,750	1.21
		Other		2,799,250	0.56

				8,808,000	1.77

WHOLESALE TRADE-NONDURABLE GOODS
		Supervalu, Inc
3,050,000		7.500%, 11/15/14	Ba3	3,065,250	0.62
		Other		8,026,131	1.61

				11,091,381	2.23

		TOTAL CORPORATE BONDS
		(Cost $450,832,071)		473,266,253	95.06

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal National Mortgage Association (FNMA)
3,000,000		03/31/10		2,997,738	0.60

				2,997,738	0.60

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $2,997,134)		2,997,738	0.60

		TOTAL PORTFOLIO
		(Cost $457,122,108)		480,320,394	96.47
		OTHER ASSETS & LIABILITIES, NET		17,557,847	3.53

		NET ASSETS		$497,878,241	100.00%

The following abbreviations are used in portfolio description:

NR - Not Rated

†	As provided by Moody’s Investors Service (unaudited).

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2009, the value of these securities amounted to $154,495,687 or 31.03% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

j	Zero coupon.

o	Payment in Kind Bond.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

106	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

TAX-EXEMPT BOND FUND  ▪   SEPTEMBER 30, 2009

Principal	Issuer	Rating†	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA
	Courtland Industrial Development Board
$2,470,000	5.000%, 11/01/13	Baa3	$2,614,223	1.01%
	Southeast Alabama Gas District
1,785,000	5.000%, 06/01/18	A3	1,885,924	0.73

			4,500,147	1.74

ALASKA
	Borough of North Slope AK
1,445,000	5.500%, 06/30/18	A2	1,713,423	0.66
	Other		729,947	0.28

			2,443,370	0.94

ARIZONA
	City of Tucson AZ
2,000,000	5.000%, 07/01/20	Aa3	2,338,780	0.90
	Other		3,746,247	1.45

			6,085,027	2.35

ARKANSAS
	Arkansas Development Finance Authority
1,600,000	5.500%, 12/01/18	NR	1,956,832	0.75
	Other		873,821	0.34

			2,830,653	1.09

CALIFORNIA
	East Side Union High School District-
	Santa Clara County
2,500,000	5.250%, 02/01/23	Baa1	2,754,849	1.06
	Los Angeles Unified School District, COP
2,125,000	5.000%, 10/01/17	A2	2,325,324	0.90
	Other		5,463,111	2.11

			10,543,284	4.07

COLORADO			112,640	0.04

CONNECTICUT			1,116,815	0.43

DISTRICT OF COLUMBIA
	District of Columbia, GO
2,000,000	5.000%, 06/01/16	A1	2,257,640	0.87
	Other		676,669	0.26

			2,934,309	1.13

FLORIDA
	Broward County School Board, COP
1,500,000	5.250%, 07/01/15	Aa3	1,680,840	0.65%
	City of Jacksonville FL
1,500,000	5.000%, 10/01/19	Aa3	1,682,910	0.65
	First Governmental Financing Commission
1,600,000	5.500%, 07/01/15	A1	1,814,784	0.70
	Florida Department of Transportation
2,200,000	5.000%, 07/01/18	Aa3	2,537,369	0.99
	Florida State Board of Education
1,640,000	5.000%, 07/01/14	A3	1,812,052	0.70
	Lake County School Board, COP
2,000,000	5.250%, 06/01/17	Baa1	2,199,340	0.85
	Other		12,249,427	4.71

			23,976,722	9.25

Principal		Issuer	Rating†	Value	% of net assets

GEORGIA
		City of Atlanta GA
$3,130,000		5.500%, 11/01/14	Baa1	$3,415,487	1.32%
		Other		3,803,724	1.46

				7,219,211	2.78

ILLINOIS
		Chicago Board of Education
1,500,000		5.000%, 12/01/21	Aa2	1,694,145	0.66
		Chicago Board of Education, GO
1,920,000		5.000%, 12/01/17	A1	2,189,933	0.84
		Chicago Transit Authority
2,500,000		5.500%, 06/01/18	A2	2,962,749	1.15
		Other		8,007,965	3.08

				14,854,792	5.73

INDIANA
		Hammond Multi-School Building Corp
1,520,000		5.000%, 07/15/17	WR	1,768,353	0.68
		Indiana Bond Bank
2,120,000		5.250%, 04/01/19	Baa1	2,446,967	0.95
		Other		10,426,301	4.02

				14,641,621	5.65

LOUISIANA
		City of New Orleans LA, GO
1,950,000		5.500%, 12/01/21	Baa3	1,991,574	0.77
		Desoto Parish LA
2,020,000		5.000%, 10/01/12	Baa3	2,122,858	0.82

				4,114,432	1.59

MASSACHUSETTS				1,762,942	0.68

MICHIGAN
		Detroit City School District
2,030,000		6.000%, 05/01/21	Aa3	2,208,518	0.86
		Detroit MI
1,700,000	i	5.500%, 07/01/32	A3	1,750,303	0.67
		State of Michigan
1,595,000		5.500%, 11/01/18	Aa3	1,870,871	0.72
		Other		9,652,244	3.72

				15,481,936	5.97

MINNESOTA				1,177,530	0.45

MISSISSIPPI
		Mississippi Development Bank Special
		Obligation
2,000,000		5.000%, 07/01/17	Baa1	2,179,080	0.85
		Other		3,020,685	1.16

				5,199,765	2.01

MISSOURI
		St Louis Regional Convention & Sports
		Complex Authority
2,040,000		5.250%, 08/15/14	Baa1	2,190,674	0.85
		Other		2,910,924	1.12

				5,101,598	1.97

NEBRASKA				2,864,015	1.10

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	107

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

TAX-EXEMPT BOND FUND ▪ SEPTEMBER 30, 2009

Principal		Issuer	Rating†	Value	% of net assets

NEVADA				$502,945	0.19%

NEW JERSEY
		New Jersey Transportation Trust Fund Authority
$1,500,000		5.250%, 12/15/19	A1	1,740,120	0.67
		State of New Jersey
2,000,000		5.250%, 08/01/22	Aa3	2,416,620	0.93
		Other		9,103,266	3.51

				13,260,006	5.11

NEW MEXICO				213,616	0.08

NEW YORK				9,809,837	3.78

NORTH CAROLINA				2,502,330	0.96

OHIO
		State of Ohio
4,000,000		4.950%, 09/01/20	NR	4,024,520	1.55
2,000,000		5.000%, 08/01/20	Aa2	2,373,340	0.92
		Other		5,639,753	2.17

				12,037,613	4.64

OKLAHOMA				170,801	0.07

OREGON				275,275	0.11

PENNSYLVANIA
		Commonwealth of Pennsylvania
2,000,000		5.000%, 07/01/21	Aa2	2,386,680	0.91
		Philadelphia School District, GO
2,000,000		5.000%, 06/01/24	Aa3	2,135,200	0.82
		Other		12,279,752	4.75

				16,801,632	6.48

PUERTO RICO
		Commonwealth of Puerto Rico, GO
2,015,000		5.500%, 07/01/15	Baa3	2,175,999	0.84
		Puerto Rico Highway & Transportation Authority
2,300,000		5.000%, 07/01/14	Baa3	2,453,479	0.95
2,000,000		5.250%, 07/01/22	Aa3	2,260,320	0.87
		Puerto Rico Public Buildings Authority
2,670,000	i	5.000%, 07/01/28	Baa3	2,762,275	1.07
		Puerto Rico Public Finance Corp
3,405,000	i	5.750%, 08/01/27	Ba1	3,550,291	1.37
		Other		7,194,891	2.77

				20,397,255	7.87

RHODE ISLAND				2,591,099	1.00

SOUTH CAROLINA				1,793,773	0.69

SOUTH DAKOTA				610,205	0.24

TENNESSEE
		Metropolitan Government Nashville &
		Davidson County Health & Educational Facs Bd
1,500,000		6.000%, 12/01/16	NR	1,717,020	0.66
		Tennessee Energy Acquisition Corp
4,500,000		5.000%, 09/01/16	Ba3	4,645,575	1.79
		Other		441,696	0.17

				6,804,291	2.62

Principal		Issuer	Rating†	Value	% of net assets

TEXAS
		Alliance Airport Authority, AMT
$2,600,000		4.850%, 04/01/21	Baa2	$2,455,336	0.95%
		Brazos River Authority
1,805,000		4.900%, 10/01/15	Baa1	1,867,417	0.72
		County of Harris TX
1,555,000		5.000%, 08/15/16	Aa3	1,805,044	0.69
		Harris County Flood Control District, GO
1,900,000		5.250%, 10/01/18	Aa1	2,277,682	0.88
		Humble Independent School District, GO
1,545,000		5.000%, 02/15/18	Aa2	1,790,516	0.69
		SA Energy Acquisition Public Facility Corp
2,000,000		5.500%, 08/01/19	A2	2,086,180	0.80
		State of Texas, AMT, GO
2,760,000		5.000%, 08/01/18	Aa1	2,940,062	1.13
		Texas Municipal Gas Acquisition & Supply Corp I
2,500,000		5.250%, 12/15/17	A2	2,565,075	0.99
		Other		14,633,186	5.64

				32,420,498	12.49

VERMONT				1,089,656	0.42

VIRGINIA
		Virginia College Building Authority
2,500,000		5.000%, 02/01/24	Aa1	2,997,700	1.15
		Other		168,899	0.07

				3,166,599	1.22

WASHINGTON
		Port of Seattle WA
3,150,000		5.500%, 09/01/17	A1	3,621,587	1.40
		Other		1,744,871	0.67

				5,366,458	2.07

WISCONSIN				1,211,212	0.47

		TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $248,519,008)		257,985,910	99.48

		TOTAL PORTFOLIO
		(Cost $248,519,008)		257,985,910	99.48
		OTHER ASSETS & LIABILITIES, NET		1,342,288	0.52

		NET ASSETS		$259,328,198	100.00%

The following abbreviations are used in portfolio description:

AMT - Alternative Minimum Tax (subject to)
COP - Certificate of Participation
GO - General Obligation
NR - Not Rated
WR - Withdrawn rating

†	As provided by Moody’s Investors Service (unaudited).

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

108	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

INFLATION-LINKED BOND FUND ▪ SEPTEMBER 30, 2009

Principal	Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
	United States Treasury Inflation Indexed Bonds (k)
$18,882,571	3.500%, 01/15/11	$19,655,586	2.57%
27,787,362	2.380%, 04/15/11	28,612,313	3.74
13,760,010	3.380%, 01/15/12	14,632,918	1.91
22,579,370	2.000%, 04/15/12	23,397,872	3.06
35,137,170	3.000%, 07/15/12	37,355,203	4.89
24,301,004	0.630%, 04/15/13	24,247,833	3.17
35,371,107	1.880%, 07/15/13	36,542,775	4.78
35,997,703	2.000%, 01/15/14	37,280,121	4.88
12,211,440	1.250%, 04/15/14	12,406,066	1.62
35,292,752	2.000%, 07/15/14	36,682,404	4.80
34,202,961	1.630%, 01/15/15	34,844,267	4.56
28,455,297	1.880%, 07/15/15	29,397,879	3.85
27,728,964	2.000%, 01/15/16	28,768,800	3.76
28,894,379	2.500%, 07/15/16	30,971,162	4.05
24,205,795	2.380%, 01/15/17	25,756,467	3.37
21,587,510	2.630%, 07/15/17	23,435,941	3.07
21,793,600	1.630%, 01/15/18	22,011,536	2.88
22,371,104	1.380%, 07/15/18	22,147,393	2.90
21,817,208	2.130%, 01/15/19	22,908,068	3.00
14,423,552	1.880%, 07/15/19	14,847,244	1.94
42,307,886	2.380%, 01/15/25	44,357,196	5.81
28,130,390	2.000%, 01/15/26	28,068,840	3.67
22,774,462	2.380%, 01/15/27	23,934,547	3.13
22,821,600	1.750%, 01/15/28	21,865,946	2.86
28,241,751	3.630%, 04/15/28	34,913,865	4.57
23,371,997	2.500%, 01/15/29	25,117,605	3.29
33,176,763	3.880%, 04/15/29	42,715,082	5.60
8,699,433	3.380%, 04/15/32	10,741,085	1.41

		757,616,014	99.14

	TOTAL GOVERNMENT BONDS
	(Cost $737,349,084)	757,616,014	99.14

	TOTAL PORTFOLIO
	(Cost $737,349,084)	757,616,014	99.14
	OTHER ASSETS & LIABILITIES, NET	6,565,989	0.86

	NET ASSETS	$764,182,003	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	109

SUMMARY PORTFOLIO OF INVESTMENTS

BOND INDEX FUND ▪ SEPTEMBER 30, 2009

Principal	Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AGENCY SECURITIES			$126,932	0.12%

BUILDING MATERIALS AND GARDEN SUPPLIES			179,908	0.18

BUSINESS SERVICES			318,478	0.31

CHEMICALS AND ALLIED PRODUCTS
	Johnson & Johnson
$520,000	3.800%, 05/15/13	Aaa	552,892	0.54
	Other		577,199	0.56

			1,130,091	1.10

COMMUNICATIONS
	Verizon Communications, Inc
640,000	4.350%, 02/15/13	A3	672,853	0.67
	Other		1,442,456	1.40

			2,115,309	2.07

DEPOSITORY INSTITUTIONS
	US Bank Na/cincinnati Oh
1,500,000	6.300%, 02/04/14	Aa2	1,679,202	1.64
	Bank of America Corp
500,000	5.490%, 03/15/19	A3	465,967	0.45
	Other		2,016,003	1.98

			4,161,172	4.07

EATING AND DRINKING PLACES			35,117	0.03

EDUCATIONAL SERVICES			22,012	0.02

ELECTRIC, GAS, AND SANITARY SERVICES
	Georgia Power Co
497,000	5.950%, 02/01/39	A2	555,233	0.55
	Other		1,201,900	1.16

			1,757,133	1.71

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			643,425	0.63

ENGINEERING AND MANAGEMENT SERVICES			46,439	0.05

FABRICATED METAL PRODUCTS			77,410	0.08

FOOD AND KINDRED PRODUCTS			781,054	0.76

FOOD STORES			146,573	0.14

GENERAL MERCHANDISE STORES			264,039	0.26

HEALTH SERVICES			25,543	0.02

HOLDING AND OTHER INVESTMENT OFFICES			359,645	0.35

INDUSTRIAL MACHINERY AND EQUIPMENT			688,933	0.67

INSTRUMENTS AND RELATED PRODUCTS			399,022	0.39

INSURANCE CARRIERS			857,557	0.84

METAL MINING			340,547	0.33

MISCELLANEOUS RETAIL			45,647	0.04

MOTION PICTURES			105,454	0.10

Principal	Issuer	Rating†	Value	% of net assets

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS
	European Investment Bank
$873,000	3.250%, 10/14/11	Aaa	$909,411	0.89%

			909,411	0.89

NONDEPOSITORY INSTITUTIONS
	General Electric Capital Corp
493,000	3.500%, 08/13/12	Aa2	499,142	0.49
	Kreditanstalt fuer Wiederaufbau
635,000	3.500%, 05/16/13	Aaa	663,629	0.66
	Other		843,923	0.81

			2,006,694	1.96

OIL AND GAS EXTRACTION			681,191	0.66

PAPER AND ALLIED PRODUCTS			51,519	0.05

PETROLEUM AND COAL PRODUCTS			665,004	0.65

PRIMARY METAL INDUSTRIES			59,907	0.06

PRINTING AND PUBLISHING			131,141	0.13

RAILROAD TRANSPORTATION			277,640	0.27

SECURITY AND COMMODITY BROKERS			1,071,970	1.05

TOBACCO PRODUCTS			135,748	0.13

TRANSPORTATION BY AIR			73,455	0.07

TRANSPORTATION EQUIPMENT			236,123	0.23

TRANSPORTATION SERVICES			44,037	0.04

WHOLESALE TRADE-DURABLE GOODS			71,383	0.07

WHOLESALE TRADE-NONDURABLE GOODS
	Plains All American Pipeline LP
481,000	5.750%, 01/15/20	Baa3	484,722	0.47

			484,722	0.47

	TOTAL CORPORATE BONDS
	(Cost $21,509,781)		21,527,385	21.00

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal National Mortgage Association
650,000	6.000%, 05/15/11	Aaa	703,772	0.69
656,000	2.500%, 05/15/14	Aaa	654,578	0.64
2,057,000	1.380%–7.250%, 03/23/11–11/15/30		2,221,709	2.16
	Federal Home Loan Mortgage Corp
480,000	5.130%, 04/18/11	Aaa	512,174	0.50
2,206,000	1.630%–5.630%, 03/15/11–07/18/16		2,341,317	2.28
	Federal Home Loan Banks
1,000,000	1.630%, 07/27/11	Aaa	1,011,466	0.99
670,000	1.630%–5.250%, 03/16/11–12/16/16		707,645	0.69
	Other		128,524	0.13

			8,281,185	8.08

FOREIGN GOVERNMENT BONDS			1,617,745	1.58

110	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND INDEX FUND ▪ SEPTEMBER 30, 2009

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED
		Federal National Mortgage Association
$473,298	h	5.000%, 09/01/17	$503,138	0.49%
639,790	h	4.500%, 09/01/18	675,847	0.66
1,691,551	h	5.500%, 06/01/33	1,779,652	1.73
896,990	h	5.000%, 07/01/33	931,225	0.91
719,707	h	5.500%, 02/01/35	756,292	0.74
1,270,396	h	5.000%, 08/01/35	1,316,898	1.28
813,127	h	6.000%, 10/01/36	860,441	0.84
1,003,706	h	5.500%, 01/01/37	1,052,689	1.03
772,329	h	5.500%, 06/01/37	809,417	0.79
547,910	h	6.500%, 10/01/37	586,543	0.57
2,104,673	h	6.000%, 01/01/39	2,223,403	2.17
1,156,400	h	5.500%, 04/01/39	1,211,390	1.18
1,344,219	h	4.500%, 07/01/39	1,363,402	1.33
956,910	h	4.000%, 08/01/39	948,736	0.93
3,184,166	i	4.000%–6.500%, 09/01/16–09/01/39	3,323,422	3.24
		Federal Home Loan Mortgage Corp., Gold
806,657	h	4.000%, 11/01/18	836,929	0.82
723,522	h	5.000%, 03/01/33	751,363	0.73
456,059	h	4.500%, 06/01/34	463,850	0.45
1,099,169	h	5.000%, 12/01/35	1,139,747	1.11
532,771	h	6.000%, 07/01/36	565,936	0.55
1,758,541	h	5.500%, 06/01/37	1,843,262	1.81
1,206,348	h	6.000%, 03/01/39	1,274,778	1.24
879,779	h	4.000%, 09/01/39	870,978	0.85
2,264,888	h	5.500%, 09/01/39	2,373,649	2.33
2,028,186		4.000%–6.500%, 05/01/19–08/01/39	2,128,036	2.07
		Federal Home Loan Mortgage Corp.
825,410	i	5.940%, 09/01/37	873,694	0.85
304,963	i	4.960%–5.810%, 10/01/35–05/01/37	321,720	0.31
		Government National Mortgage Association
482,702	h	4.000%, 08/15/24	496,480	0.48
512,179		4.500%, 03/15/39	520,822	0.51
1,062,038	h	6.000%, 08/15/39	1,123,437	1.10
3,455,893		4.000%–6.500%, 12/20/32–09/15/39	3,600,994	3.51
905,000	h	5.000%, 09/20/39	937,728	0.91

			38,465,898	37.52

MUNICIPAL BONDS			279,075	0.27

Principal	Issuer	Rating†	Value	% of net assets

U.S. TREASURY SECURITIES
	United States Treasury Bond
$873,100	4.380%–8.000%, 11/15/21–02/15/38		$1,048,935	1.02%
	United States Treasury Note
527,000	0.880%, 01/31/11		529,202	0.52
1,604,000	2.500%–5.000%, 02/15/11–05/15/18		1,672,587	1.63
645,900	0.880%, 02/28/11		648,372	0.63
552,800	0.880%, 03/31/11		554,656	0.54
500,000	1.000%, 07/31/11		501,426	0.49
476,500	1.750%, 08/15/12		481,414	0.47
944,000	1.380%, 09/15/12		942,376	0.92
1,000,000	3.130%, 08/31/13		1,048,046	1.03
1,040,000	3.250%, 06/30/16		1,065,268	1.05
15,167,500	0.880%–11.750%, 10/31/10–08/15/39		16,368,868	15.95
	Other		528,620	0.52

			25,389,770	24.77

	TOTAL GOVERNMENT BONDS (Cost $73,615,431)		74,033,673	72.22

STRUCTURED ASSETS

ASSET BACKED			610,922	0.60

OTHER MORTGAGE BACKED
	Greenwich Capital Commercial Funding Corp Series 2007-GG9 (Class A2)
535,000	5.380%, 03/10/39	Aaa	531,304	0.51
	Other		1,918,547	1.88

			2,449,851	2.39

	TOTAL STRUCTURED ASSETS (Cost $3,061,837)		3,060,773	2.99

	TOTAL BONDS (Cost $98,187,049)		98,621,831	96.21

	TOTAL PORTFOLIO (Cost $98,187,049)		98,621,831	96.21
	OTHER ASSETS & LIABILITIES, NET		3,884,963	3.79

	NET ASSETS		$102,506,794	100.00%

†	As provided by Moody’s Investors Service (unaudited).

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	111

SUMMARY PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND ▪ SEPTEMBER 30, 2009

Principal	Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES		$8,647,402	0.64%

	TOTAL GOVERNMENT BONDS (Cost $8,647,402)	8,647,402	0.64

SHORT-TERM INVESTMENTS

BANKER’S ACCEPTANCES
	Bank of America NA
$31,150,000	10/14/09–03/01/10	31,115,108	2.29
	Other	15,250,980	1.13

		46,366,088	3.42

CERTIFICATE OF DEPOSIT
	Abbey National North America LLC
8,815,000	0.470%, 11/05/09	8,815,171	0.65
	Banco Bilbao Vizcaya Argentaria S.A.
31,260,000	0.310%–0.730%, 10/23/09–12/29/09	31,260,676	2.30
	Barclays Bank plc
23,785,000	0.780%–1.270%, 10/22/09–05/11/10	23,785,836	1.75
	CALYON
9,000,000	0.490%, 10/01/09	9,000,000	0.66
	Rabobank Nederland NV
16,000,000	0.520%–1.050%, 10/09/09–04/30/10	16,014,551	1.18
	Royal Bank of Canada
10,000,000	0.230%, 01/22/10	10,000,314	0.74
	Royal Bank of Scotland plc
10,000,000	0.690%, 12/02/09	10,000,000	0.74
	Toronto-Dominion Bank
15,000,000	0.250%–1.510%, 10/02/09–01/25/10	15,000,000	1.11
	Other	30,280,398	2.23

		154,156,946	11.36

COMMERCIAL PAPER
	Bank of Scotia, NV
33,645,000	10/19/09–12/23/09	33,634,086	2.48
	BNP Paribas Finance, Inc
10,000,000	10/27/09	9,998,628	0.73
14,045,000	10/09/09–11/25/09	14,041,857	1.04
	Coca-Cola Co
8,950,000	11/02/09	8,947,216	0.66
	Corporate Asset Funding Co, Inc
15,548,000	12/07/09	15,540,766	1.14
	Fairway Finance LLC
15,000,000	10/08/09–11/17/09	14,997,339	1.11
	Govco LLC
10,000,000	11/03/09	9,997,342	0.74
18,898,000	10/15/09	18,895,618	1.39
	ING US Funding LLC
20,000,000	10/13/09–12/28/09	19,989,575	1.47
	Kitty Hawk Funding Corp
10,300,000	10/09/09	10,299,427	0.76
9,715,000	11/05/09	9,713,017	0.72
	Nestle Capital Corp
14,000,000	01/19/10	13,974,332	1.03
8,285,000	10/01/09	8,285,000	0.61

Principal	Issuer	Value	% of net assets

COMMERCIAL PAPER—continued
	Old Line Funding LLC
$10,000,000	10/05/09	$9,999,644	0.74%
10,858,000	10/08/09	10,857,324	0.80
20,507,000	10/13/09–12/07/09	20,501,011	1.52
	Private Export Funding Corp
40,955,000	10/22/09–04/26/10	40,889,063	3.02
	Procter & Gamble International Funding S.C.A
30,322,000	10/05/09–11/23/09	30,317,359	2.23
	Rabobank USA Financial Corp
10,000,000	12/01/09	9,996,103	0.74
17,575,000	11/18/09–12/15/09	17,564,680	1.29
	Royal Bank of Canada
16,916,000	11/24/09–02/23/10	16,905,734	1.25
	Sheffield Receivables Corp
27,047,000	10/02/09–11/16/09	27,042,702	1.99
	Societe Generale North America, Inc
10,000,000	10/29/09	9,997,978	0.73
14,350,000	10/06/09–11/16/09	14,347,556	1.06
	Toyota Motor Credit Corp
15,000,000	10/14/09–11/09/09	14,997,904	1.11
	Variable Funding Capital Co LLC
20,000,000	10/20/09–11/30/09	19,994,264	1.47
	Yorktown Capital LLC
20,809,000	11/20/09–12/18/09	20,798,905	1.53
	Other	131,511,356	9.69

		584,035,786	43.05

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal National Mortgage Association (FNMA)
8,830,000	02/10/10	8,824,495	0.65
9,890,000	04/01/10	9,861,764	0.73
10,000,000	10/21/09	9,999,001	0.73
17,303,000	10/01/09–10/30/09	17,298,373	1.28
8,930,000	12/21/09	8,918,747	0.65
8,320,000	12/17/09	8,316,975	0.61
21,090,000	12/01/09–12/31/09	21,067,764	1.56
	Federal Home Loan Bank (FHLB)
10,000,000	12/02/09	9,997,158	0.74
9,760,000	10/21/09	9,758,516	0.72
9,045,000	10/06/09	9,044,724	0.67
10,000,000	10/20/09	9,998,839	0.74
10,000,000	10/16/09	9,999,417	0.74
12,259,000	10/28/09	12,257,724	0.89
14,080,000	11/18/09	14,075,283	1.03
12,449,000	11/13/09	12,445,321	0.92
9,180,000	11/04/09	9,178,700	0.68
10,000,000	12/16/09	9,992,083	0.73
10,000,000	12/11/09	9,997,238	0.73
18,220,000	12/01/09–12/18/09	18,204,541	1.35

112	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MONEY MARKET FUND ▪ SEPTEMBER 30, 2009

Principal		Issuer	Value	% of net assets

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—continued
		Federal Home Loan Mortgage Corp (FHLMC)
$22,665,000		01/04/10–01/27/10	$22,650,143	1.67%
9,800,000		02/08/10	9,791,875	0.72
8,350,000		10/23/09	8,347,216	0.61
19,185,000		10/05/09–10/26/09	19,183,032	1.42
8,800,000		11/20/09	8,790,100	0.65
11,330,000		11/23/09	11,323,015	0.84
10,000,000		11/02/09	9,998,044	0.74
14,919,000		11/09/09–11/24/09	14,911,962	1.10
11,572,000		12/21/09	11,560,720	0.85
13,655,000		12/07/09	13,641,545	1.00
		Other	88,747,680	6.54

			438,181,995	32.29

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
		Federal Home Loan Bank (FHLB)
10,000,000	i	0.120% 01/08/10	10,000,000	0.73
10,000,000	i	0.210% 01/13/10	9,999,430	0.74
10,000,000	i	0.810% 03/11/10	9,999,868	0.73
		Federal Home Loan Mortgage Corp (FHLMC)
9,000,000	i	0.340% 02/04/10	9,000,000	0.66
20,000,000	i	0.320% 02/09/10	20,002,562	1.48
		Other	7,000,000	0.52

			66,001,860	4.86

U.S. TREASURY BILLS
		United States Cash Management Bill
10,000,000		06/10/10	9,969,200	0.73
9,510,000		06/17/10	9,485,186	0.70
		United States Treasury Bill
10,800,000		11/19/09	10,793,987	0.80
15,000,000		02/11/10	14,986,608	1.09
8,085,000		03/04/10	8,079,680	0.60
		Other	6,998,223	0.52

			60,312,884	4.44

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,349,055,559)	1,349,055,559	99.42

		TOTAL PORTFOLIO (Cost $1,357,702,961)	1,357,702,961	100.06
		OTHER ASSETS & LIABILITIES, NET	(751,670)	(0.06)

		NET ASSETS	$1,356,951,291	100.00%

The following abbreviations are used in portfolio description:
LLC - Limited Liability Company
plc - Public Limited Company

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	113

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF FUNDS  ▪  SEPTEMBER 30, 2009

	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund

ASSETS
Portfolio investments, at cost	$1,236,262,950	$1,950,405,425	$628,509,301	$1,117,810,059	$644,956,126	$1,328,085,859	$612,076,713	$448,911,700	$598,622,252	$1,430,852,501	$1,274,994,013	$655,981,887
Net unrealized appreciation (depreciation) of portfolio investments	101,623,214	13,144,841	69,278,331	(37,512,733)	38,122,262	57,929,790	40,417,140	7,769,118	(100,779,112)	48,392,834	(138,287,933)	(53,115,151)

Portfolio investments, at value	1,337,886,164	1,963,550,266	697,787,632	1,080,297,326	683,078,388	1,386,015,649	652,493,853	456,680,818	497,843,140	1,479,245,335	1,136,706,080	602,866,736
Cash	17,437,274	32,506,746	1,437,038	2,595,222	4,914,330	6,840,017	560,756	—	297,017	—	—	56,144
Cash—foreign*	1	14,050,763	27,353	417	—	56,004	—	—	—	—	—	—
Receivable from securities transactions	17,404,266	71,256,208	13,853,092	8,126,943	174,473	14,930,293	8,357,462	1,049,838	1,363,839	10,740,708	3,657,785	3,516,760
Receivable from Fund shares sold	4,249,536	3,721,150	455,510	3,067,928	2,341,491	10,089,240	1,993,480	14,894,932	24,735,843	33,161,678	1,677,601	2,369,143
Dividends and interest receivable	1,420,307	2,229,553	212,639	1,315,323	226,515	2,357,366	823,003	447,772	689,016	1,781,358	1,546,915	589,711
Due from investment advisor	33,279	12,724	63,295	23,610	13,382	32,883	12,328	9,779	8,514	20,134	—	28,038
Reclaims receivable	34,844	2,734,145	39,044	8,125	—	3,314	—	169	566	1,082	993	—
Receivable for variation margin on open future contracts	—	—	—	—	—	—	—	—	—	723	20,974	298
Other	16,899	16,899	15,288	16,830	16,831	16,830	16,830	16,830	16,831	16,899	16,831	16,831

Total assets	1,378,482,570	2,090,078,454	713,890,891	1,095,451,724	690,765,410	1,420,341,596	664,257,712	473,100,138	524,954,766	1,524,967,917	1,143,627,179	609,443,661

LIABILITIES
Management fees payable	481,783	796,848	253,457	384,984	258,208	497,247	248,295	14,543	15,876	48,342	37,192	19,504
Service agreement fees payable	95,958	209,869	8,009	124,995	103,492	206,009	70,027	30,026	34,016	56,450	61,158	60,333
Distribution fees payable	183,932	109,974	127,714	27,870	25,934	42,343	17,766	—	—	111,650	—	—
Trustee compensation payable	20,080	22,238	16,914	19,394	18,187	19,718	18,326	17,976	18,117	20,068	19,940	17,870
Due to affiliates	18,097	30,808	9,076	14,828	7,429	16,167	8,481	6,521	7,449	23,944	18,018	8,336
Due to bank	—	—	—	—	—	—	—	471,128	—	7,362,470	4,639,505	—
Payable for securities transactions	19,726,012	61,607,034	13,088,193	15,308,260	2,901,004	24,546,841	10,606,886	9,697,076	11,428,226	3,944,160	—	4,110,997
Payable for Fund shares redeemed	640,919	7,124,033	560,779	1,395,848	192,866	218,301	371,852	5,042,240	5,121,276	37,514,596	5,060,891	302,844
Payable for foreign capital gains tax	—	1,952,598	—	—	—	—	—	—	—	—	—	—
Accrued expenses & other payables	362,366	337,884	371,697	108,513	99,174	147,621	86,870	39,902	41,805	224,357	74,179	60,969

Total liabilities	21,529,147	72,191,286	14,435,839	17,384,692	3,606,294	25,694,247	11,428,503	15,319,412	16,666,765	49,306,037	9,910,883	4,580,853

NET ASSETS	$1,356,953,423	$2,017,887,168	$699,455,052	$1,078,067,032	$687,159,116	$1,394,647,349	$652,829,209	$457,780,726	$508,288,001	$1,475,661,880	$1,133,716,296	$604,862,808

NET ASSETS CONSIST OF:
Paid-in-capital	$1,384,975,119	$2,922,149,684	$813,725,018	$1,384,070,196	$750,262,002	$1,508,692,427	$758,306,098	$494,443,891	$628,903,051	$1,587,073,878	$1,295,138,377	$691,959,950
Undistributed net investment income (loss)	(54,522)	19,337,494	(70,191)	10,008,352	470,107	11,959,270	3,654,281	4,431,377	7,700,665	16,245,326	15,999,245	3,499,664
Accumulated net realized gain (loss) on total investments	(129,594,842)	(937,219,579)	(183,478,457)	(278,498,965)	(101,695,243)	(183,935,666)	(149,548,304)	(48,863,659)	(27,536,603)	(176,050,157)	(39,133,392)	(37,481,655)
Net unrealized appreciation (depreciation) on total investments	101,627,668	13,619,569	69,278,682	(37,512,551)	38,122,250	57,931,318	40,417,134	7,769,117	(100,779,112)	48,392,833	(138,287,934)	(53,115,151)

NET ASSETS	$1,356,953,423	$2,017,887,168	$699,455,052	$1,078,067,032	$687,159,116	$1,394,647,349	$652,829,209	$457,780,726	$508,288,001	$1,475,661,880	$1,133,716,296	$604,862,808

INSTITUTIONAL CLASS:
Net assets	$391,884,004	$684,964,575	$333,710,181	$372,326,543	$92,912,172	$201,400,332	$253,984,604	$307,978,164	$338,574,486	$884,250,459	$830,097,247	$301,141,509
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	50,056,975	84,972,842	39,235,419	33,422,078	6,682,492	14,502,367	23,049,799	29,762,413	32,281,131	110,994,412	68,852,510	28,174,694

Net asset value per share	$7.83	$8.06	$8.51	$11.14	$13.90	$13.89	$11.02	$10.35	$10.49	$7.97	$12.06	$10.69

RETIREMENT CLASS:
Net assets	$488,991,151	$1,047,994,530	$39,754,038	$630,787,924	$525,147,779	$1,052,151,198	$351,574,619	$149,802,562	$169,713,515	$279,063,135	$303,619,049	$303,721,299
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	61,804,740	126,372,957	4,687,405	56,829,176	38,216,661	76,174,725	32,326,224	14,389,820	15,999,063	34,601,753	25,306,189	28,347,021

Net asset value per share	$7.91	$8.29	$8.48	$11.10	$13.74	$13.81	$10.88	$10.41	$10.61	$8.06	$12.00	$10.71

RETAIL CLASS:
Net assets	$475,828,272	$284,678,071	$325,740,832	$74,702,602	$68,849,165	$140,845,818	$47,019,991	$—	$—	$312,098,278	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	50,328,991	50,073,628	38,346,497	6,894,564	5,004,352	10,311,981	4,341,733	—	—	38,577,423	—	—

Net asset value per share	$9.45	$5.69	$8.49	$10.84	$13.76	$13.66	$10.83	$—	$—	$8.09	$—	$—

PREMIER CLASS:
Net assets	$249,996	$249,992	$250,001	$249,963	$250,000	$250,001	$249,995	$—	$—	$250,008	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	31,929	31,017	29,377	22,442	17,986	17,999	22,686	—	—	31,368	—	—

Net asset value per share	$7.83	$8.06	$8.51	$11.14	$13.90	$13.89	$11.02	$—	$—	$7.97	$—	$—

* Cost:	$2	$13,765,476	$26,999	$416	$—	$55,287	$—	$—	$—	$—	$—	$—

114	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	115

STATEMENTS OF ASSETS AND LIABILITIES	continued

TIAA-CREF FUNDS  ▪  SEPTEMBER 30, 2009

	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Managed Allocation Fund	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund

ASSETS
Portfolio investments, at cost	$1,278,126,922	$324,058,570	$445,580,650	$462,691,635	$739,597,831	$539,664,905	—	$2,406,474,548	$522,000,946	$262,896,818	$457,122,108
Affiliated investments, at cost	—	—	—	—	—	—	$512,419,975	—	4,803,324	—	—
Net unrealized appreciation (depreciation) of portfolio investments	(62,675,565)	33,513,819	48,758,312	35,943,911	(41,688,067)	(106,029,766)	(17,643,896)	59,199,695	2,589,251	(559,205)	23,198,286

Portfolio investments, at value	1,215,451,357	357,572,389	494,338,962	498,635,546	697,909,764	433,635,139	494,776,079	2,465,674,243	529,393,521	262,337,613	480,320,394
Cash	13,228,032	242,546	1,442,917	1,200,595	331,222	3,668,462	—	3,105,367	934,105	8,010,581	5,695,846
Cash-foreign*	1,109,676	353,683	109	—	—	1	—	—	—	—	—
Receivable from securities transactions	17,773,644	312,379	10,333,163	2,697,979	—	311,711	979,755	13,559,655	1,127,846	1,594,058	1,017,384
Receivable from Fund shares sold	29,456,827	750,259	34,516	30,839	1,885,693	1,428,601	167,856	8,612,547	1,749,394	1,255,558	2,094,899
Dividends and interest receivable	2,938,328	911,326	399,330	677,133	919,619	1,313,027	822,367	17,151,541	5,620,150	2,231,296	10,811,928
Due from investment advisor	—	29,479	5,208	4,761	—	21,042	55,304	94,881	34,948	21,803	19,426
Reclaims receivable	563,442	272,310	1,070	1,006	—	1,084	—	—	—	—	—
Other	16,831	13,538	13,538	13,538	16,899	16,830	15,288	16,899	15,288	15,288	15,288

Total assets	1,280,538,137	360,457,909	506,568,813	503,261,397	701,063,197	440,395,897	496,816,649	2,508,215,133	538,875,252	275,466,197	499,975,165

LIABILITIES
Management fees payable	38,859	129,500	138,599	139,638	84,550	173,591	—	543,817	124,540	54,664	137,566
Service agreement fees payable	136,159	—	—	—	75,569	31,030	4,303	22,622	11,249	11,403	24,144
Distribution fees payable	1	—	—	—	32,452	29,487	187,740	12,608	96,131	40,099	38,637
Trustee compensation payable	19,426	14,265	14,497	14,421	18,651	17,916	16,767	23,511	16,954	16,174	16,465
Due to affiliates	14,577	3,790	5,086	4,700	10,024	6,369	8,711	38,814	9,930	5,337	6,691
Due to bank	—	—	—	—	—	—	2,182	—	—	—	—
Payable for securities transactions	36,368,785	313,168	10,136,401	3,957,780	—	2,409,397	1,807,122	198,974,505	23,356,081	3,654,726	982,720
Payable for Fund shares redeemed	106,045	255,882	986,770	971,958	471,597	24,747	91,966	89,456	1,408,900	1,406,660	340,657
Income distribution payable	—	—	—	—	—	—	—	216,855	87,161	81,722	461,505
Payable for variation margin on open future contract	10,147	—	—	—	—	—	—	—	—	—	—
Accrued expenses & other payables	123,835	44,549	39,754	39,178	116,714	99,923	209,173	139,010	159,288	83,950	88,539

Total liabilities	36,817,834	761,154	11,321,107	5,127,675	809,557	2,792,460	2,327,964	200,061,198	25,270,234	5,354,735	2,096,924

NET ASSETS	$1,243,720,303	$359,696,755	$495,247,706	$498,133,722	$700,253,640	$437,603,437	$494,488,685	$2,308,153,935	$513,605,018	$270,111,462	$497,878,241

NET ASSETS CONSIST OF:
Paid-in-capital	$1,305,516,226	$366,224,690	$458,239,549	$474,918,827	$778,058,312	$674,795,244	$575,253,682	$2,286,827,652	$537,626,166	$274,251,505	$528,199,191
Undistributed net investment income (loss)	21,737,455	7,264,934	3,743,798	6,003,794	7,726,605	2,202,145	365	21,231	34,102	(7,130)	(295,283)
Accumulated net realized gain (loss) on total investments	(20,872,411)	(47,327,445)	(15,493,957)	(18,732,810)	(43,843,210)	(133,363,917)	(63,121,466)	(37,894,643)	(26,644,501)	(3,573,708)	(53,223,953)
Net unrealized appreciation (depreciation) on total investments	(62,660,967)	33,534,576	48,758,316	35,943,911	(41,688,067)	(106,030,035)	(17,643,896)	59,199,695	2,589,251	(559,205)	23,198,286

NET ASSETS	$1,243,720,303	$359,696,755	$495,247,706	$498,133,722	$700,253,640	$437,603,437	$494,488,685	$2,308,153,935	$513,605,018	$270,111,462	$497,878,241

INSTITUTIONAL CLASS:
Net assets	$551,311,954	$359,696,755	$495,247,706	$498,133,722	$177,486,114	$200,324,333	$2,010,940	$2,151,008,565	$206,893,485	$101,583,496	$245,982,969
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	35,175,741	53,588,566	63,772,486	70,178,481	19,887,539	27,672,307	230,429	210,902,350	21,157,235	10,049,779	27,204,207

Net asset value per share	$15.67	$6.71	$7.77	$7.10	$8.92	$7.24	$8.73	$10.20	$9.78	$10.11	$9.04

RETIREMENT CLASS:
Net assets	$692,158,353	$—	$—	$—	$377,937,481	$159,554,466	$21,287,254	$121,752,655	$58,533,282	$56,365,519	$125,322,103
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	43,472,600	—	—	—	41,927,237	21,395,712	2,439,966	11,739,979	5,977,912	5,571,640	13,859,095

Net asset value per share	$15.92	$—	$—	$—	$9.01	$7.46	$8.72	$10.37	$9.79	$10.12	$9.04

RETAIL CLASS:
Net assets	$—	$—	$—	$—	$144,580,045	$77,474,643	$471,190,491	$35,142,709	$247,928,246	$111,912,445	$126,323,169
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	17,558,901	10,760,009	53,854,748	3,392,252	25,303,809	11,062,491	13,912,393

Net asset value per share	$—	$—	$—	$—	$8.23	$7.20	$8.75	$10.36	$9.80	$10.12	$9.08

PREMIER CLASS:
Net assets	$249,996	$—	$—	$—	$250,000	$249,995	$—	$250,006	$250,005	$250,002	$250,000
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,954	—	—	—	28,027	34,530	—	24,510	25,562	24,728	27,655

Net asset value per share	$15.67	$—	$—	$—	$8.92	$7.24	$—	$10.20	$9.78	$10.11	$9.04

* Cost:	$1,104,998	$351,686	$106	$—	$—	$1	$—	$—	$—	$—	$—

116	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	117

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF FUNDS ▪ SEPTEMBER 30, 2009

	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

ASSETS
Portfolio investments, at cost	$248,519,008	$737,349,084	$98,187,049	$1,357,702,961
Net unrealized appreciation (depreciation) of portfolio investments	9,466,902	20,266,930	434,782	—

Portfolio investments, at value	257,985,910	757,616,014	98,621,831	1,357,702,961
Cash	2,745,399	2,230,353	33,811,247	253,207
Receivable from securities transactions	2,937,566	—	208,488	—
Receivable from Fund shares sold	747,132	2,601,143	9,716,000	782,026
Dividends and interest receivable	3,379,319	4,455,228	662,303	432,631
Due from investment advisor	16,663	19,454	154,456	225,740
Other	15,288	15,288	—	16,899

Total assets	267,827,277	766,937,480	143,174,325	1,359,413,464

LIABILITIES
Management fees payable	62,588	183,530	4,348	112,145
Service agreement fees payable	—	21,576	110	28,162
Distribution fees payable	89,582	48,431	114	387,408
Trustee compensation payable	16,158	17,535	16	22,197
Due to affiliates	5,191	13,190	32	38,862
Payable for securities transactions	8,102,930	2,301,516	32,921,465	—
Payable for Fund shares redeemed	37,242	72,658	7,720,000	1,492,666
Income distribution payable	123,154	—	—	1,213
Accrued expenses & other payables	62,234	97,041	21,446	379,520

Total liabilities	8,499,079	2,755,477	40,667,531	2,462,173

NET ASSETS	$259,328,198	$764,182,003	$102,506,794	$1,356,951,291

NET ASSETS CONSIST OF:
Paid-in-capital	$249,460,688	$755,401,455	$102,071,581	$1,356,961,432
Undistributed net investment income (loss)	45,807	(26,048)	107	(9,049)
Accumulated net realized gain (loss) on total investments	354,801	(11,460,334)	324	(1,092)
Net unrealized appreciation (depreciation) on total investments	9,466,902	20,266,930	434,782	—	[This page intentionally left blank.]

NET ASSETS	$259,328,198	$764,182,003	$102,506,794	$1,356,951,291

INSTITUTIONAL CLASS:
Net assets	$23,263,120	$524,467,767	$99,496,733	$336,137,200
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,214,282	49,786,889	9,906,218	336,137,043

Net asset value per share	$10.51	$10.53	$10.04	$1.00

RETIREMENT CLASS:
Net assets	$—	$112,192,497	$1,005,052	$133,414,686
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	10,562,047	100,065	133,413,854

Net asset value per share	$—	$10.62	$10.04	$1.00

RETAIL CLASS:
Net assets	$236,065,078	$127,271,738	$1,005,009	$887,149,407
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,439,340	12,305,642	100,061	887,142,011

Net asset value per share	$10.52	$10.34	$10.04	$1.00

PREMIER CLASS:
Net assets	$—	$250,001	$1,000,000	$249,998
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	23,742	99,602	250,000

Net asset value per share	$—	$10.53	$10.04	$1.00

* Cost:	$—	$—	$—	$—

118	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	119

STATEMENTS OF OPERATIONS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2009

	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund

INVESTMENT INCOME
Dividends	$21,009,320	$42,898,307	$6,530,220	$20,734,456	$3,787,430	$24,883,759	$7,064,031	$6,432,213	$11,806,196	$23,708,195	$23,879,698	$4,094,930
Foreign taxes withheld	(39,631)	(5,355,083)	(66,428)	(71,970)	(23,364)	(61,091)	—	—	(228)	(522)	—	(711)
Interest	6,543	37,152	2,843	366	2,054	13,361	560	1,203	3,667	6,118	5,888	2,815
Income from securities lending	26,178	158,423	17,071	43,318	46,357	93,491	92,637	18,889	31,115	84,629	62,198	52,068

Total income	21,002,410	37,738,799	6,483,706	20,706,170	3,812,477	24,929,520	7,157,228	6,452,305	11,840,750	23,798,420	23,947,784	4,149,102

EXPENSES
Investment management fees	4,388,322	7,871,723	2,274,620	3,511,662	2,099,311	4,261,244	2,216,021	139,022	153,986	406,108	370,520	115,158
Service agreement fees — Retirement Class	765,781	2,098,481	68,610	1,103,228	823,045	1,681,908	614,399	250,629	286,080	222,637	559,668	297,317
Distribution fees — Retail Class	819,799	471,446	559,617	92,793	84,241	179,002	61,331	—	—	519,839	—	—
Distribution fees — Premier Class	1	1	1	1	1	1	1	—	—	1	—	—
Fund administration fees	245,312	379,473	135,647	181,527	56,464	224,863	114,340	89,374	94,890	214,701	229,624	38,010
Custody fees	115,951	215,419	50,616	77,535	49,475	80,015	63,454	56,751	50,531	179,651	75,442	144,049
Audit fees	69,441	99,860	44,630	44,123	38,468	41,415	40,915	42,959	42,054	85,774	45,441	46,917
Legal fees	16,942	24,413	11,890	14,281	11,002	16,465	11,152	9,848	10,115	917	16,011	397
Report printing and mailing expenses	147,952	336,098	57,472	137,990	35,880	174,354	88,115	64,863	68,909	161,583	159,108	48,040
Transfer agency fees and expenses — Institutional Class	2,578	4,569	2,326	2,290	2,480	4,860	2,732	3,606	5,233	8,558	4,984	6,694
Transfer agency fees and expenses — Retirement Class	1,704	7,217	332	1,351	1,232	6,338	882	608	655	3,108	924	1,122
Transfer agency fees and expenses — Retail Class	880,757	561,926	858,180	131,107	138,619	238,212	113,350	—	—	442,061	—	—
Transfer agency fees and expenses — Premier Class	1,510	1,510	1,510	1,510	1,510	1,510	1,510	—	—	1,510	—	—
Trustee fees and expenses	6,942	11,266	3,824	5,703	3,284	6,354	3,562	2,861	3,144	4,307	6,798	579
Compliance fees	18,667	32,488	8,434	14,143	6,319	16,890	7,040	4,980	5,765	16,772	16,728	2,239
Interest expense	83	16,141	10,775	32,026	2,531	3,000	508	1,736	1,375	12,147	959	1,567
Registration fees	124,504	202,710	92,633	86,593	1,581	134,437	85,759	55,153	59,609	116,354	84,474	70,907
Other expenses	5,830	7,073	5,620	5,937	5,411	5,830	5,620	5,201	5,515	8,332	6,041	7,903

Total expenses before expense reimbursement	7,612,076	12,341,814	4,186,737	5,443,800	3,360,854	7,076,698	3,430,691	727,591	787,861	2,404,360	1,576,722	780,899
Less: Expenses reimbursed by the investment advisor	(484,390)	(237,546)	(697,322)	(169,444)	(116,047)	(98,670)	(231,587)	(214,536)	(186,686)	(417,185)	(183,384)	(258,001)
Fee waiver by investment advisor and TPIS	(635,867)	(361,473)	(431,904)	(64,924)	(58,308)	(136,660)	(43,566)	—	—	(408,190)	—	—

Net expenses	6,491,819	11,742,795	3,057,511	5,209,432	3,186,499	6,841,368	3,155,538	513,055	601,175	1,578,985	1,393,338	522,898

Net investment income	14,510,591	25,996,004	3,426,195	15,496,738	625,978	18,088,152	4,001,690	5,939,250	11,239,575	22,219,435	22,554,446	3,626,204

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(116,252,461)	(662,389,627)	(101,686,388)	(146,510,936)	(76,773,990)	(162,625,955)	(110,395,761)	(29,716,628)	(22,119,939)	(7,473,699)	(12,203,764)	(22,106,193)
Futures transactions	—	—	—	—	—	—	(2,193,438)	106,620	538,513	(1,337,383)	2,561,595	(350,487)
Foreign currency transactions	(48,554)	(2,590,823)	(51,004)	59,594	6,256	30,543	—	(7)	—	(65)	—	(328)

Net realized loss on total investments	(116,301,015)	(664,980,450)	(101,737,392)	(146,451,342)	(76,767,734)	(162,595,412)	(112,589,199)	(29,610,015)	(21,581,426)	(8,811,147)	(9,642,169)	(22,457,008)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	140,416,917	576,448,292	125,365,592	129,208,410	104,181,707	191,893,706	94,371,414	37,030,196	(19,489,875)	(31,389,083)	(61,406,544)	(25,573,398)
Futures transactions	—	—	—	—	—	—	263,982	7,822	1,246	38,981	(25,835)	70,821
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	3,529	565,482	(2,803)	370	574	888	(6)	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	140,420,446	577,013,774	125,362,789	129,208,780	104,182,281	191,894,594	94,635,390	37,038,018	(19,488,629)	(31,350,102)	(61,432,379)	(25,502,577)

Net realized and unrealized gain (loss) on total investments	24,119,431	(87,966,676)	23,625,397	(17,242,562)	27,414,547	29,299,182	(17,953,809)	7,428,003	(41,070,055)	(40,161,249)	(71,074,548)	(47,959,585)

Net increase (decrease) in net assets resulting from operations	$38,630,022	$(61,970,672)	$27,051,592	$(1,745,824)	$28,040,525	$47,387,334	$(13,952,119)	$13,367,253	$(29,830,480)	$(17,941,814)	$(48,520,102)	$(44,333,381)

120	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	121

STATEMENTS OF OPERATIONS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2009

	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Managed Allocation Fund	Bond Fund	Bond Plus Fund	Short-Term Bond Fund

INVESTMENT INCOME
Dividends	$30,753,616	$9,604,887	$5,645,514	$8,628,469	$12,761,729	$14,649,147	$—	$15,110	$11,172	$—
Dividends from affiliated investment companies	—	—	—	—	—	—	13,739,163	—	356,571	—
Foreign taxes withheld	(2,485,995)	(818,705)	—	(88)	(154)	(19,900)	—	—	—	—
Interest	2,385	1,152	1,618	1,466	1,423	3,316	73	87,781,176	25,364,301	9,905,542
Income from securities lending	102,586	—	—	—	—	4,835	—	13,474	4,457	3,502

Total income	28,372,592	8,787,334	5,647,132	8,629,847	12,762,998	14,637,398	13,739,236	87,809,760	25,736,501	9,909,044

EXPENSES
Investment management fees	326,212	1,054,315	1,102,932	1,040,127	798,769	1,622,679	—	5,713,898	1,426,006	626,610
Service agreement fees — Retirement Class	1,072,681	—	—	—	685,844	266,606	39,034	144,152	83,043	86,759
Distribution fees — Retail Class	—	—	—	—	207,069	106,070	842,766	49,517	475,616	208,911
Distribution fees — Premier Class	1	—	—	—	1	1	—	1	1	1
Fund administration fees	193,242	61,780	89,956	79,546	132,749	76,850	106,909	491,169	120,568	62,961
Custody fees	384,925	193,638	61,066	55,468	62,973	30,993	32,563	186,732	99,910	42,852
Audit fees	60,780	59,269	41,474	40,555	64,980	46,883	69,411	91,777	107,381	92,468
Legal fees	15,492	9,155	10,368	10,135	11,878	16,369	10,476	26,807	10,915	8,702
Report printing and mailing expenses	143,080	41,540	59,142	54,055	101,394	56,541	62,365	339,869	78,735	48,469
Transfer agency fees and expenses — Institutional Class	10,827	1,665	1,847	1,800	2,057	5,160	330	9,356	696	1,111
Transfer agency fees and expenses — Retirement Class	1,444	—	—	—	1,211	721	294	463	361	445
Transfer agency fees and expenses — Retail Class	—	—	—	—	161,400	190,437	603,428	31,521	316,563	134,277
Transfer agency fees and expenses — Premier Class	1,510	—	—	—	1,510	1,510	—	1,510	1,510	1,510
Trustee fees and expenses	5,766	2,022	2,488	2,335	4,077	2,741	3,527	13,817	3,902	2,340
Compliance fees	13,357	1,203	3,299	2,627	7,753	3,092	5,755	41,692	8,380	1,811
Interest expense	3,231	1,626	528	205	823	1,087	2,445	5,444	1,579	1,249
Registration fees	117,293	45,369	46,166	44,349	103,072	78,940	70,492	102,633	49,585	65,742
Other expenses	5,920	5,201	5,201	5,201	5,516	5,725	3,019	3,859	2,915	2,600

Total expenses before expense reimbursement	2,355,761	1,476,783	1,424,467	1,336,403	2,353,076	2,512,405	1,852,814	7,254,217	2,787,666	1,388,818
Less: Expenses reimbursed by the investment advisor	(74,712)	(188,175)	(163,973)	(147,687)	(141,800)	(213,242)	(967,191)	(367,960)	(335,520)	(253,850)
Fee waiver by investment advisor and TPIS	—	—	—	—	(174,618)	(76,585)	(655,026)	(36,910)	(379,486)	(168,813)

Net expenses	2,281,049	1,288,608	1,260,494	1,188,716	2,036,658	2,222,578	230,597	6,849,347	2,072,660	966,155

Net investment income	26,091,543	7,498,726	4,386,638	7,441,131	10,726,340	12,414,820	13,508,639	80,960,413	23,663,841	8,942,889

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(8,081,082)	(37,551,637)	(8,284,287)	(13,249,942)	(28,873,953)	(87,127,252)	—	(11,431,127)	(10,589,590)	1,518,737
Realized gain (loss) from sale of investment in affiliated companies	—	—	—	—	—	—	(57,484,904)	—	—	—
Realized gain distributions from investment in affiliated investment companies	—	—	—	—	—	—	3,025	—	—	—
Futures transactions	856,084	—	—	—	—	—	—	3,969	—	—
Foreign currency transactions	149,920	(4,138)	22	—	(11)	—	—	—	—	—

Net realized gain (loss) on total investments	(7,075,078)	(37,555,775)	(8,284,265)	(13,249,942)	(28,873,964)	(87,127,252)	(57,481,879)	(11,427,158)	(10,589,590)	1,518,737

Change in unrealized appreciation (depreciation) on:
Portfolio investments	68,785,863	78,607,309	69,802,543	51,220,048	5,990,569	(63,397,629)	—	115,677,259	30,467,575	6,886,857
Futures transactions	(38,057)	—	—	—	—	—	—	—	—	—
Investment in affiliated companies	—	—	—	—	—	—	48,901,569	—	333,585	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	158,518	43,159	4	—	—	(122)	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	68,906,324	78,650,468	69,802,547	51,220,048	5,990,569	(63,397,751)	48,901,569	115,677,259	30,801,160	6,886,857

Net realized and unrealized gain (loss) on total investments	61,831,246	41,094,693	61,518,282	37,970,106	(22,883,395)	(150,525,003)	(8,580,310)	104,250,101	20,211,570	8,405,594

Net increase (decrease) in net assets resulting from operations	$87,922,789	$48,593,419	$65,904,920	$45,411,237	$(12,157,055)	$(138,110,183)	$4,928,329	$185,210,514	$43,875,411	$17,348,483

122	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	123

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2009

	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	*	Money Market Fund

INVESTMENT INCOME
Dividends	$—	$—	$—	$—		$—
Interest	37,444,161	10,244,012	983,955	81,608		17,731,929
Income from securities lending	16,554	—	—	—		—

Total income	37,460,715	10,244,012	983,955	81,608		17,731,929

EXPENSES
Investment management fees	1,264,102	739,845	1,964,171	4,348		1,465,772
Service agreement fees — Retirement Class	148,521	—	199,374	110		379,727
Distribution fees — Retail Class	188,777	392,862	187,836	110		1,966,531
Distribution fees — Premier Class	1	—	1	4		1
Fund administration fees	89,193	64,410	172,701	16		388,338
Custody fees	47,393	44,626	45,963	4,332		113,962
Audit fees	105,378	92,612	44,076	65,000		86,181
Legal fees	9,977	8,759	13,089	10,043		37,628
Report printing and mailing expenses	69,462	47,005	125,544	2,953		252,414
Transfer agency fees and expenses — Institutional Class	1,458	431	6,180	1,510		2,490
Transfer agency fees and expenses — Retirement Class	392	—	675	1,510		488
Transfer agency fees and expenses — Retail Class	143,141	140,718	136,356	1,510		1,263,514
Transfer agency fees and expenses — Premier Class	1,510	—	1,510	1,510		1,510
Trustee fees and expenses	2,922	2,308	5,068	16		11,280
Compliance fees	5,274	3,164	12,388	16		35,691
Interest expense	1,593	137	1,917	—		180
Registration fees	29,315	40,966	130,406	67,371		166,717
Treasury insurance	—	—	—	—		591,528
Other expenses	2,810	2,599	3,019	16		2,590

Total expenses before expense reimbursement	2,111,219	1,580,442	3,050,274	160,375		6,766,542
Less: Expenses reimbursed by the investment advisor	(243,535)	(175,352)	(256,918)	(154,456)		(1,010,470)
Fee waiver by investment advisor and TPIS	(150,140)	(303,280)	(139,406)	—		(1,761,836)

Net expenses	1,717,544	1,101,810	2,653,950	5,919		3,994,236

Net investment income	35,743,171	9,142,202	(1,669,995)	75,689		13,737,693

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(34,864,100)	368,128	(6,137,931)	324		4,239

Net realized gain (loss) on total investments	(34,864,100)	368,128	(6,137,931)	324		4,239

Change in unrealized appreciation (depreciation) on:
Portfolio investments	71,218,652	19,874,276	37,861,907	434,782		—

Net change in unrealized appreciation (depreciation) on total investments	71,218,652	19,874,276	37,861,907	434,782		—

Net realized and unrealized gain on total investments	36,354,552	20,242,404	31,723,976	435,106		4,239

Net increase in net assets resulting from operations	$72,097,723	$29,384,606	$30,053,981	$510,795		$13,741,932

*     Bond Index Fund commenced operations on September 14, 2009.

[This page intentionally left blank.]

124	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	125

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Growth & Income Fund		International Equity Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund

		September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008

OPERATIONS
Net investment income		$14,510,591	$14,060,292	$25,996,004	$55,345,368	$3,426,195	$3,703,216	$15,496,738	$20,760,728	$625,978	$540,996	$18,088,152	$13,915,572
Net realized gain (loss) on total investments		(116,301,015)	30,079,025	(664,980,450)	(172,622,498)	(101,737,392)	(4,258,808)	(146,451,342)	(126,654,784)	(76,767,734)	(19,334,797)	(162,595,412)	(14,335,249)
Net change in unrealized appreciation (depreciation) on total investments		140,420,446	(239,481,896)	577,013,774	(892,605,318)	125,362,789	(140,179,758)	129,208,780	(230,706,170)	104,182,281	(127,987,337)	191,894,594	(234,006,410)

Net increase (decrease) from operations		38,630,022	(195,342,579)	(61,970,672)	(1,009,882,448)	27,051,592	(140,735,350)	(1,745,824)	(336,600,226)	28,040,525	(146,781,138)	47,387,334	(234,426,087)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(4,883,114)	(2,695,895)	(18,178,458)	(8,763,086)	(1,432,906)	(1,090,774)	(9,065,063)	(8,313,447)	(126,616)	(93,716)	(2,165,186)	(814,805)
	Retirement Class	(4,717,467)	(3,892,675)	(25,220,893)	(12,014,778)	(124,913)	(316,307)	(10,606,657)	(6,593,850)	—	(93,104)	(9,746,715)	(6,315,160)
	Retail Class	(5,058,006)	(7,787,685)	(11,309,080)	(6,864,011)	(1,893,744)	(2,147,791)	(1,617,397)	(1,511,831)	(27,283)	(40,646)	(2,113,113)	(2,175,923)
From realized gains:	Institutional Class	—	(2,533,317)	(1,342,833)	(99,296,322)	—	(7,983,200)	—	(29,716,623)	—	(3,640,606)	(287,976)	(3,362,273)
	Retirement Class	—	(5,716,772)	(2,107,818)	(153,630,138)	—	(2,632,386)	—	(27,560,471)	—	(25,975,944)	(1,497,878)	(31,605,589)
	Retail Class	—	(12,378,112)	(882,769)	(81,820,409)	—	(21,372,786)	—	(6,094,180)	—	(6,182,805)	(290,562)	(10,236,906)
From return of capital:	Institutional Class	—	—	—	—	—	(511,104)	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	(168,532)	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	(1,368,338)	—	—	—	—	—	—

Total distributions		(14,658,587)	(35,004,456)	(59,041,851)	(362,388,744)	(3,451,563)	(37,591,218)	(21,289,117)	(79,790,402)	(153,899)	(36,026,821)	(16,101,430)	(54,510,656)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	186,867,916	167,911,810	216,995,966	241,791,122	220,335,738	43,186,520	132,429,549	160,217,913	40,500,406	21,671,221	88,835,541	102,092,831
	Retirement Class	213,894,524	158,855,442	174,958,374	749,486,497	25,516,228	67,985,963	145,918,638	193,872,781	197,015,661	203,286,655	348,430,656	301,170,976
	Retail Class	34,340,021	49,086,212	24,656,630	54,239,442	25,310,719	38,391,607	13,902,147	19,017,167	21,470,022	18,676,727	28,902,609	57,055,324
Seed money subscriptions:	Premier Class*	250,000		250,000	—	250,000	—	250,000	—	250,000	—	250,000	—
Reinvestments of distributions:	Institutional Class	4,232,425	4,209,964	18,264,065	101,078,890	1,432,685	9,584,838	8,906,658	37,034,629	122,085	3,551,609	1,826,822	3,680,310
	Retirement Class	4,717,467	9,605,449	27,327,241	165,617,573	124,913	3,117,225	10,606,657	34,154,321	—	26,069,048	11,244,594	37,913,381
	Retail Class	4,852,959	19,451,896	11,822,448	86,189,052	1,851,728	24,361,481	1,570,191	7,319,948	26,244	6,008,782	2,316,592	11,811,040
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	(65,883)	—	20,674	—	65,883	—	—	—	—	—	—
	Retail Class	—	1,577,660	—	1,264,136	—	6,542,967	—	(1,265,254)	—	2,728,624	—	(6,304,310)
Redemptions:	Institutional Class	(38,813,366)	(21,765,200)	(144,869,309)	(142,372,050)	(56,650,558)	(53,210,513)	(144,895,557)	(95,182,227)	(8,524,788)	(3,349,829)	(24,679,627)	(7,787,664)
	Retirement Class	(14,483,359)	(51,653,232)	(233,696,035)	(258,874,488)	(16,757,026)	(51,237,337)	(31,230,090)	(36,281,461)	(42,584,431)	(58,065,036)	(24,648,678)	(52,469,780)
	Retail Class	(48,288,433)	(66,689,742)	(40,104,932)	(92,486,411)	(28,517,721)	(44,841,412)	(12,609,481)	(29,048,758)	(14,229,295)	(22,442,719)	(32,277,885)	(52,629,730)

Net increase from shareholder transactions		347,570,154	270,524,376	55,604,448	905,954,437	172,896,706	43,947,222	124,848,712	289,839,059	194,045,904	198,135,082	400,200,624	394,532,378

Net increase (decrease) in net assets		371,541,589	40,177,341	(65,408,075)	(466,316,755)	196,496,735	(134,379,346)	101,813,771	(126,551,569)	221,932,530	15,327,123	431,486,528	105,595,635

NET ASSETS
Beginning of period		985,411,834	945,234,493	2,083,295,243	2,549,611,998	502,958,317	637,337,663	976,253,261	1,102,804,830	465,226,586	449,899,463	963,160,821	857,565,186

End of period		$1,356,953,423	$985,411,834	$2,017,887,168	$2,083,295,243	$699,455,052	$502,958,317	$1,078,067,032	$976,253,261	$687,159,116	$465,226,586	$1,394,647,349	$963,160,821

Undistributed net investment income (loss) included in net assets		$(54,522)	$192,013	$19,337,494	$50,537,038	$(70,191)	$59,615	$10,008,352	$15,773,089	$470,107	$(109,667)	$11,959,270	$7,877,643

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	28,360,851	18,494,935	33,761,996	20,321,039	33,031,767	4,301,322	14,839,016	10,501,136	3,675,478	1,251,078	8,081,916	5,980,206
	Retirement Class	31,790,238	16,251,098	26,242,110	59,106,138	3,597,786	5,911,298	15,966,241	14,178,544	17,483,526	11,040,008	30,833,906	17,694,186
	Retail Class	4,321,971	4,256,683	5,269,729	6,132,860	3,545,959	3,510,187	1,564,405	1,406,850	1,886,427	1,042,578	2,623,237	3,316,045
Seed money shares:	Premier Class*	31,929	—	31,017	—	29,377	—	22,442	—	17,985	—	17,999	—
Shares reinvested:	Institutional Class	639,562	449,291	2,984,324	7,884,469	216,745	830,575	1,064,117	2,490,560	12,509	188,215	181,412	203,670
	Retirement Class	706,058	988,640	4,330,783	12,565,825	18,926	271,063	1,270,258	2,301,504	—	1,396,307	1,121,096	2,106,299
	Retail Class	618,471	1,671,794	2,730,358	9,368,375	280,140	2,112,878	192,661	504,824	2,714	321,497	233,527	663,169
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	(6,239)	—	1,335	—	5,330	—	—	—	—	—	—
	Retail Class	—	126,028	—	128,995	—	535,489	—	(76,235)	—	128,835	—	(319,150)
Shares redeemed:	Institutional Class	(5,736,270)	(2,362,179)	(21,642,627)	(12,217,950)	(8,218,893)	(4,986,289)	(17,198,474)	(6,891,952)	(771,815)	(188,629)	(2,370,806)	(463,218)
	Retirement Class	(2,197,465)	(5,340,958)	(34,471,580)	(20,757,685)	(2,456,041)	(5,020,367)	(3,853,960)	(2,550,868)	(3,982,207)	(3,326,351)	(2,277,142)	(2,965,032)
	Retail Class	(6,162,136)	(5,896,986)	(8,846,897)	(11,337,483)	(4,022,520)	(4,199,872)	(1,475,911)	(2,156,883)	(1,294,256)	(1,296,951)	(3,044,120)	(3,074,965)

Net increase from shareholder transactions		52,373,209	28,632,107	10,389,213	71,195,918	26,023,246	3,271,614	12,390,795	19,707,480	17,030,361	10,556,587	35,401,025	23,141,210

*	The Premier Class commenced operations on September 30, 2009.

126	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	127

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Small-Cap Equity Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		Equity Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund

		September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008

OPERATIONS
Net investment income		$4,001,690	$3,849,016	$5,939,250	$4,395,392	$11,239,575	$12,433,364	$22,219,435	$23,970,990	$22,554,446	$23,828,835	$3,626,204	$3,454,890
Net realized gain (loss) on total investments		(112,589,199)	(35,992,400)	(29,610,015)	(18,447,074)	(21,581,426)	(4,458,546)	(8,811,147)	(16,975,205)	(9,642,169)	(23,431,752)	(22,457,008)	9,761,625
Net change in unrealized appreciation (depreciation) on total investments		94,635,390	(53,751,634)	37,038,018	(75,198,489)	(19,488,629)	(128,599,807)	(31,350,102)	(293,904,195)	(61,432,379)	(284,670,688)	(25,502,577)	(47,004,299)

Net increase (decrease) from operations		(13,952,119)	(85,895,018)	13,367,253	(89,250,171)	(29,830,480)	(120,624,989)	(17,941,814)	(286,908,410)	(48,520,102)	(284,273,605)	(44,333,381)	(33,787,784)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,059,006)	(1,850,427)	(3,794,735)	(2,798,740)	(9,395,296)	(8,580,545)	(13,559,648)	(13,384,220)	(19,190,563)	(16,810,159)	(1,929,062)	(2,423,928)
	Retirement Class	(868,598)	(2,003,120)	(1,075,390)	(820,843)	(3,116,134)	(2,110,509)	(337,995)	(149,039)	(5,046,632)	(3,690,173)	(829,406)	(654,247)
	Retail Class	(182,290)	(491,535)	—	—	—	—	(5,115,926)	(6,375,159)	—	—	—	—
From realized gains:	Institutional Class	—	(11,510,432)	(24,650)	(1,583,618)	(279,498)	(11,757,552)	—	(14,504,993)	(53,379)	(7,259,270)	(6,596,760)	(7,519,464)
	Retirement Class	—	(16,308,592)	(8,546)	(571,658)	(100,440)	(3,205,526)	—	(180,710)	(15,573)	(1,824,355)	(3,319,912)	(2,349,507)
	Retail Class	—	(4,004,572)	—	—	—	—	—	(7,290,419)	—	—	—	—

Total distributions		(2,109,894)	(36,168,678)	(4,903,321)	(5,774,859)	(12,891,368)	(25,654,132)	(19,013,569)	(41,884,540)	(24,306,147)	(29,583,957)	(12,675,140)	(12,947,146)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	82,407,464	60,251,836	97,221,692	91,024,874	116,856,444	113,609,059	274,641,604	212,365,981	127,486,991	207,269,540	93,114,999	37,661,280
	Retirement Class	82,237,260	92,195,886	59,208,452	56,895,042	67,722,549	57,964,520	36,927,851	27,530,471	108,016,768	93,432,699	102,177,253	28,478,431
	Retail Class	8,187,717	10,111,630	—	—	—	—	44,914,202	46,167,016	—	—	—	—
Seed money subscriptions:	Premier Class*	250,000	—	—	—	—	—	250,000	—	—	—	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	98,963,434	—	—	—	152,491,589	—
	Retirement Class	—	—	—	—	—	—	226,871,463	—	—	—	156,209,603	—
Reinvestments of distributions:	Institutional Class	1,023,157	12,799,614	3,191,166	3,445,288	7,380,244	15,304,795	12,524,510	25,199,500	18,186,707	22,205,344	6,646,778	7,596,030
	Retirement Class	868,598	18,311,712	1,083,935	1,392,076	3,216,574	5,316,035	337,995	329,749	5,062,205	5,514,528	4,149,318	3,003,755
	Retail Class	177,013	4,351,405	—	—	—	—	4,912,988	13,180,585	—	—	—	—
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	117,275	—	—	—	—	—	—	—	—
	Retail Class	—	(1,366,111)	—	—	—	—	—	(121,430)	—	—	—	—
Redemptions:	Institutional Class	(18,555,919)	(19,567,920)	(59,283,700)	(34,596,604)	(68,316,744)	(60,603,480)	(152,977,651)	(166,597,004)	(99,477,847)	(70,484,172)	(62,991,930)	(43,049,087)
	Retirement Class	(7,276,830)	(28,292,100)	(14,602,502)	(21,289,543)	(11,221,805)	(15,386,024)	(35,222,330)	(20,298,329)	(27,976,717)	(43,246,117)	(6,518,495)	(4,367,195)
	Retail Class	(7,468,930)	(16,837,874)	—	—	—	—	(45,741,840)	(56,837,112)	—	—	—	—

Net increase from shareholder transactions		141,849,530	131,958,078	86,819,043	96,988,408	115,637,262	116,204,905	466,402,226	80,919,427	131,298,107	214,691,822	445,279,115	29,323,214

Net increase (decrease) in net assets		125,787,517	9,894,382	95,282,975	1,963,378	72,915,414	(30,074,216)	429,446,843	(247,873,523)	58,471,858	(99,165,740)	388,270,594	(17,411,716)

NET ASSETS
Beginning of period		527,041,692	517,147,310	362,497,751	360,534,373	435,372,587	465,446,803	1,046,215,037	1,294,088,560	1,075,244,438	1,174,410,178	216,592,214	234,003,930

End of period		$652,829,209	$527,041,692	$457,780,726	$362,497,751	$508,288,001	$435,372,587	$1,475,661,880	$1,046,215,037	$1,133,716,296	$1,075,244,438	$604,862,808	$216,592,214

Undistributed net investment income (loss) included in net assets		$3,654,281	$1,829,421	$4,431,377	$3,387,827	$7,700,665	$9,036,034	$16,245,326	$13,058,709	$15,999,245	$17,714,495	$3,499,664	$2,399,794

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,306,064	4,471,248	11,432,655	7,339,130	12,761,834	8,069,358	36,385,292	20,967,173	12,721,829	13,292,258	6,214,542	2,711,328
	Retirement Class	9,159,873	6,912,461	6,750,546	4,433,390	7,467,422	4,116,877	6,353,703	2,755,899	10,724,472	6,109,581	6,461,762	2,045,700
	Retail Class	922,706	778,404	—	—	—	—	6,616,725	4,533,778	—	—	—	—
Seed money shares:	Premier Class*	22,686	—	—	—	—	—	31,368	—	—	—	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	14,037,317	—	—	—	16,414,649	—
	Retirement Class	—	—	—	—	—	—	31,774,777	—	—	—	16,760,720	—
Shares reinvested:	Institutional Class	121,515	959,491	405,485	255,965	832,045	1,023,048	1,972,364	2,359,504	1,848,243	1,345,778	810,583	538,726
	Retirement Class	104,273	1,389,356	136,688	102,660	357,795	350,893	52,484	30,420	516,025	335,434	503,558	212,130
	Retail Class	21,353	331,409	—	—	—	—	760,524	1,214,800	—	—	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	8,230	—	—	—	—	—	—	—	—
	Retail Class	—	(88,983)	—	—	—	—	—	(7,327)	—	—	—	—
Shares redeemed:	Institutional Class	(2,115,877)	(1,425,099)	(6,667,715)	(2,781,323)	(7,562,215)	(4,366,809)	(21,529,249)	(16,858,488)	(9,533,474)	(4,572,922)	(6,689,223)	(3,095,371)
	Retirement Class	(838,304)	(1,945,437)	(1,661,043)	(1,722,886)	(1,241,611)	(1,028,485)	(5,110,034)	(2,071,556)	(2,812,114)	(2,854,104)	(725,788)	(312,036)
	Retail Class	(861,272)	(1,296,315)	—	—	—	—	(6,807,966)	(5,569,100)	—	—	—	—

Net increase from shareholder transactions		15,843,017	10,086,535	10,396,616	7,635,166	12,615,270	8,164,882	64,537,305	7,355,103	13,464,981	13,656,025	39,750,803	2,100,477

*	The Premier Class commenced operations on September 30, 2009.

128	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	129

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		International Equity Index Fund		Enhanced International Equity Index Fund		Enhanced Large-Cap Growth Index Fund		Enhanced Large-Cap Value Index Fund		Social Choice Equity Fund		Real Estate Securities Fund

		September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008

OPERATIONS
Net investment income		$26,091,543	$30,764,256	$7,498,726	$3,029,648	$4,386,638	$659,023	$7,441,131	$1,654,197	$10,726,340	$9,771,504	$12,414,820	$13,000,692
Net realized loss on total investments		(7,075,078)	(10,230,944)	(37,555,775)	(9,418,623)	(8,284,265)	(7,215,685)	(13,249,942)	(5,490,865)	(28,873,964)	(14,204,780)	(87,127,252)	(38,412,754)
Net change in unrealized appreciation (depreciation) on total investments		68,906,324	(331,270,173)	78,650,468	(45,115,892)	69,802,547	(21,044,231)	51,220,048	(15,276,137)	5,990,569	(117,637,022)	(63,397,751)	(60,344,459)

Net increase (decrease) from operations		87,922,789	(310,736,861)	48,593,419	(51,504,867)	65,904,920	(27,600,893)	45,411,237	(19,112,805)	(12,157,055)	(122,070,298)	(138,110,183)	(85,756,521)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(15,416,014)	(11,501,698)	(3,582,257)	(34,230)	(1,258,710)	(37,160)	(3,036,079)	(47,620)	(2,881,660)	(2,501,831)	(5,017,597)	(8,312,360)
	Retirement Class	(13,845,486)	(7,204,505)	—	—	—	—	—	—	(4,844,153)	(1,851,558)	(3,193,263)	(5,230,859)
	Retail Class	—	—	—	—	—	—	—	—	(2,629,487)	(2,356,086)	(1,903,319)	(4,445,230)
From realized gains:	Institutional Class	—	(5,027,390)	—	—	—	—	—	—	(47,896)	(1,973,210)	—	(28,174,255)
	Retirement Class	—	(3,359,156)	—	—	—	—	—	—	(90,480)	(1,708,026)	—	(19,233,004)
	Retail Class	—	—	—	—	—	—	—	—	(46,279)	(1,879,851)	—	(18,319,793)
From return of capital:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	(3,429,004)
	Retirement Class	—	—	—	—	—	—	—	—	—	—	—	(2,338,011)
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	(2,180,253)

Total distributions		(29,261,500)	(27,092,749)	(3,582,257)	(34,230)	(1,258,710)	(37,160)	(3,036,079)	(47,620)	(10,539,955)	(12,270,562)	(10,114,179)	(91,662,769)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	170,241,501	166,499,771	163,714,728	245,659,770	293,822,613	209,215,912	309,088,234	195,589,722	56,382,297	43,032,579	48,417,144	69,336,505
	Retirement Class	229,187,945	275,403,462	—	—	—	—	—	—	101,905,424	215,972,500	52,098,156	62,934,559
	Retail Class	—	—	—	—	—	—	—	—	24,344,019	36,400,319	10,800,642	21,299,932
Seed money subscriptions:	Premier Class*	250,000	—	—	—	—	—	—	—	250,000	—	250,000	—
Reinvestments of distributions:	Institutional Class	14,244,364	14,399,323	3,582,257	34,230	1,258,709	37,160	3,036,079	47,620	2,098,068	3,213,940	4,872,432	37,399,540
	Retirement Class	13,845,486	10,560,330	—	—	—	—	—	—	4,934,634	3,559,584	3,193,263	26,799,310
	Retail Class	—	—	—	—	—	—	—	—	2,585,117	4,060,034	1,808,178	23,762,703
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	4,866	—	—	—	—	—	—	—	—	—	(137,949)
	Retail Class	—	—	—	—	—	—	—	—	—	(44,759)	—	(3,845,338)
Redemptions:	Institutional Class	(61,417,712)	(84,666,604)	(19,029,139)	(27,737,156)	(26,663,781)	(19,431,064)	(14,806,057)	(18,036,609)	(40,157,104)	(25,131,302)	(29,354,479)	(41,784,267)
	Retirement Class	(7,626,152)	(12,177,409)	—	—	—	—	—	—	(18,602,487)	(16,364,094)	(23,158,815)	(54,313,149)
	Retail Class	—	—	—	—	—	—	—	—	(21,705,878)	(25,357,414)	(16,120,273)	(49,782,184)

Net increase from shareholder transactions		358,725,432	370,023,739	148,267,846	217,956,844	268,417,541	189,822,008	297,318,256	177,600,733	112,034,090	239,341,387	52,806,248	91,669,662

Net increase (decrease) in net assets		417,386,721	32,194,129	193,279,008	166,417,747	333,063,751	162,183,955	339,693,414	158,440,308	89,337,080	105,000,527	(95,418,114)	(85,749,628)

NET ASSETS
Beginning of period		826,333,582	794,139,453	166,417,747	—	162,183,955	—	158,440,308	—	610,916,560	505,916,033	533,021,551	618,771,179

End of period		$1,243,720,303	$826,333,582	$359,696,755	$166,417,747	$495,247,706	$162,183,955	$498,133,722	$158,440,308	$700,253,640	$610,916,560	$437,603,437	$533,021,551

Undistributed net investment income (loss) included in net assets		$21,737,455	$24,745,270	$7,264,934	$2,814,505	$3,743,798	$621,862	$6,003,794	$1,606,739	$7,726,605	$7,383,810	$2,202,145	$(5,235,730)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,228,972	7,936,057	32,064,994	27,413,979	47,284,795	22,322,767	52,419,966	21,729,614	7,809,772	3,873,960	8,891,434	6,049,504
	Retirement Class	17,531,981	13,057,132	—	—	—	—	—	—	13,630,820	19,433,539	8,714,196	5,182,862
	Retail Class	—	—	—	—	—	—	—	—	3,654,230	3,524,341	1,892,964	1,866,063
Seed money shares:	Premier Class*	15,954	—	—	—	—	—	—	—	28,027	—	34,530	—
Shares reinvested:	Institutional Class	1,207,150	653,327	698,296	3,562	211,904	3,716	506,858	4,820	301,447	277,303	846,347	3,439,405
	Retirement Class	1,152,830	471,233	—	—	—	—	—	—	699,948	303,460	532,230	2,393,461
	Retail Class	—	—	—	—	—	—	—	—	402,040	378,382	316,481	2,188,268
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	199	—	—	—	—	—	—	—	—	—	(8,964)
	Retail Class	—	—	—	—	—	—	—	—	—	(3,254)	—	(262,930)
Shares redeemed:	Institutional Class	(4,839,393)	(4,150,121)	(3,467,427)	(3,124,838)	(4,025,636)	(2,025,060)	(2,469,962)	(2,012,815)	(5,301,603)	(2,305,799)	(5,182,132)	(3,589,010)
	Retirement Class	(629,000)	(562,699)	—	—	—	—	—	—	(2,443,951)	(1,453,626)	(3,765,013)	(4,427,127)
	Retail Class	—	—	—	—	—	—	—	—	(3,200,390)	(2,512,968)	(2,735,559)	(4,491,460)

Net increase from shareholder transactions		27,668,494	17,405,128	29,295,863	24,292,703	43,471,063	20,301,423	50,456,862	19,721,619	15,580,340	21,515,338	9,545,478	8,340,072

*	The Premier Class commenced operations on September 30, 2009.

130	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	131

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Managed Allocation Fund		Bond Fund		Bond Plus Fund		Short-Term Bond Fund		High-Yield Fund		Tax-Exempt Bond Fund

		September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2008

OPERATIONS
Net investment income		$13,508,639	$18,772,609	$80,960,413	$87,940,473	$23,663,841	$27,567,225	$8,942,889	$12,219,092	$35,743,171	$30,528,488	$9,142,202	$9,170,422
Net realized gain (loss) on total investments		(57,481,879)	9,702,909	(11,427,158)	(6,013,983)	(10,589,590)	(9,277,083)	1,518,737	485,605	(34,864,100)	(17,660,833)	368,128	710,864
Net change in unrealized appreciation (depreciation) on total investments		48,901,569	(133,929,965)	115,677,259	(49,353,688)	30,801,160	(23,352,938)	6,886,857	(7,523,427)	71,218,652	(44,694,794)	19,874,276	(11,961,745)

Net increase (decrease) from operations		4,928,329	(105,454,447)	185,210,514	32,572,802	43,875,411	(5,062,796)	17,348,483	5,181,270	72,097,723	(31,827,139)	29,384,606	(2,080,459)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(52,299)	(127,839)	(77,677,501)	(86,353,591)	(10,468,024)	(13,995,026)	(4,066,159)	(6,849,967)	(20,591,953)	(19,430,459)	(2,060,601)	(2,698,909)
	Retirement Class	(464,624)	(463,057)	(2,231,239)	(847,043)	(1,593,521)	(478,516)	(1,182,042)	(775,732)	(5,584,092)	(1,818,548)	—	—
	Retail Class	(12,991,351)	(18,668,022)	(1,036,858)	(741,765)	(11,600,903)	(13,084,627)	(3,693,739)	(4,607,059)	(9,564,219)	(9,284,051)	(7,081,601)	(6,456,282)
From realized gains:	Institutional Class	—	(3,798)	—	—	—	—	—	—	—	(316,328)	(25,720)	(30,480)
	Retirement Class	—	(12,960)	—	—	—	—	—	—	—	(22,955)	—	—
	Retail Class	—	(503,938)	—	—	—	—	—	—	—	(161,851)	(71,936)	(72,419)

Total distributions		(13,508,274)	(19,779,614)	(80,945,598)	(87,942,399)	(23,662,448)	(27,558,169)	(8,941,940)	(12,232,758)	(35,740,264)	(31,034,192)	(9,239,858)	(9,258,090)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	262,438	—	677,854,943	521,708,791	79,727,686	30,286,359	42,737,307	25,859,558	95,448,518	70,180,553	4,164,257	5,333,426
	Retirement Class	8,639,390	5,908,630	97,849,969	34,395,485	60,107,005	14,592,571	48,293,966	26,686,568	83,363,065	18,952,857	—	—
	Retail Class	30,157,064	43,230,796	19,736,042	18,605,675	17,066,006	17,931,397	21,033,267	17,127,772	32,245,357	17,812,550	56,343,467	26,329,531
Seed money subscriptions:	Premier Class*	—	—	250,000	—	250,000	—	250,000	—	250,000	—	—	—
Reinvestments of distributions:	Institutional Class	25,468	96,695	74,219,991	80,776,757	10,441,879	13,960,006	2,923,314	5,051,289	15,946,293	15,050,343	1,359,690	1,938,522
	Retirement Class	463,508	475,418	2,230,660	845,820	1,593,227	477,638	1,181,985	773,893	5,583,477	1,837,142	—	—
	Retail Class	12,412,577	18,328,432	980,542	694,070	10,528,426	11,881,452	3,460,546	4,294,903	8,247,413	8,013,718	6,167,680	5,534,002
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retail Class	—	(3,227,298)	—	946,562	—	(1,415,588)	—	(633,459)	—	(2,105,150)	—	2,417,702
Redemptions:	Institutional Class	(104,928)	(2,261,105)	(583,501,951)	(280,925,843)	(135,917,077)	(65,280,018)	(83,521,470)	(54,388,753)	(108,190,157)	(46,329,421)	(51,904,759)	(13,857,567)
	Retirement Class	(2,281,673)	(6,023,397)	(10,798,451)	(13,786,710)	(15,848,131)	(13,327,226)	(14,211,782)	(19,934,885)	(5,212,659)	(3,665,126)	—	—
	Retail Class	(51,355,319)	(68,348,014)	(8,182,644)	(5,384,661)	(30,687,835)	(36,240,591)	(20,214,679)	(14,892,238)	(23,928,008)	(47,150,258)	(22,650,311)	(26,049,602)

Net increase (decrease) from shareholder transactions		(1,781,475)	(11,819,843)	270,639,101	357,875,946	(2,738,814)	(27,134,000)	1,932,454	(10,055,352)	103,753,299	32,597,208	(6,519,976)	1,646,014

Net increase (decrease) in net assets		(10,361,420)	(137,053,904)	374,904,017	302,506,349	17,474,149	(59,754,965)	10,338,997	(17,106,840)	140,110,758	(30,264,123)	13,624,772	(9,692,535)

NET ASSETS
Beginning of period		504,850,105	641,904,009	1,933,249,918	1,630,743,569	496,130,869	555,885,834	259,772,465	276,879,305	357,767,483	388,031,606	245,703,426	255,395,961

End of period		$494,488,685	$504,850,105	$2,308,153,935	$1,933,249,918	$513,605,018	$496,130,869	$270,111,462	$259,772,465	$497,878,241	$357,767,483	$259,328,198	$245,703,426

Undistributed net investment income (loss) included in net assets		$365	$—	$21,231	$6,416	$34,102	$38,010	$(7,130)	$(8,079)	$(295,283)	$(298,190)	$45,807	$45,740

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	34,172	—	68,905,026	52,134,719	8,598,402	3,066,486	4,327,425	2,577,097	12,420,381	7,508,907	425,273	524,275
	Retirement Class	1,141,404	565,573	9,695,033	3,363,219	6,463,407	1,462,716	4,867,796	2,658,880	10,402,994	2,008,148	—	—
	Retail Class	3,959,479	4,186,884	1,964,294	1,821,717	1,818,815	1,806,132	2,120,022	1,702,110	4,013,783	1,879,387	5,601,237	2,587,755
Seed money shares:	Premier Class*	—	—	24,510	—	25,562	—	24,728	—	27,655	—	—	—
Shares reinvested:	Institutional Class	3,355	9,336	7,535,551	8,111,519	1,118,855	1,418,748	295,722	504,842	2,058,813	1,612,010	137,851	192,352
	Retirement Class	60,763	46,908	221,338	83,870	168,906	48,568	119,101	77,299	689,901	198,231	—	—
	Retail Class	1,632,686	1,804,412	97,923	68,770	1,125,267	1,205,742	349,603	429,076	1,053,232	853,102	619,384	548,755
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retail Class	—	(290,803)	—	93,090	—	(140,426)	—	(62,808)	—	(213,263)	—	238,762
Shares redeemed:	Institutional Class	(13,915)	(230,426)	(60,196,964)	(28,141,197)	(14,670,423)	(6,582,912)	(8,479,425)	(5,411,712)	(14,400,688)	(5,005,459)	(5,178,337)	(1,369,932)
	Retirement Class	(306,231)	(571,258)	(1,099,603)	(1,345,981)	(1,709,734)	(1,337,433)	(1,434,049)	(1,989,189)	(646,746)	(388,835)	—	—
	Retail Class	(6,831,855)	(6,759,498)	(823,780)	(531,461)	(3,288,993)	(3,653,797)	(2,046,223)	(1,485,663)	(3,121,863)	(4,908,268)	(2,296,501)	(2,570,904)

Net increase (decrease) from shareholder transactions		(320,142)	(1,238,872)	26,323,328	35,658,265	(349,936)	(2,706,176)	144,700	(1,000,068)	12,497,462	3,543,960	(691,093)	151,063

*	The Premier Class commenced operations on September 30, 2009.

132	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	133

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Inflation-Linked Bond Fund		Bond Index Fund†	Money Market Fund

		September 30, 2009	September 30, 2008	September 30, 2009	September 30, 2009	September 30, 2008

OPERATIONS
Net investment income		$(1,669,995)	$41,717,853	$75,689	$13,737,693	$49,133,169
Net realized gain (loss) on total investments		(6,137,931)	1,687,887	324	4,239	5,526
Net change in unrealized appreciation (depreciation) on total investments		37,861,907	(14,658,109)	434,782	—	—

Net increase (decrease) from operations		30,053,981	28,747,631	510,795	13,741,932	49,138,695

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(19,836)	(29,680,567)	(74,424)	(3,063,713)	(8,764,604)
	Retirement Class	(4,168)	(4,578,247)	(658)	(1,143,421)	(3,085,570)
	Retail Class	(5,250)	(7,445,943)	(614)	(9,530,561)	(37,282,995)
From realized gains:	Institutional Class	—	—	—	—	—
	Retirement Class	—	—	—	—	—
	Retail Class	—	—	—	—	—

Total distributions		(29,254)	(41,704,757)	(75,696)	(13,737,695)	(49,133,169)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	135,301,362	79,282,709	106,716,000	126,024,537	107,693,661
	Retirement Class	53,092,335	94,816,941	1,000,000	130,715,137	158,135,480
	Retail Class	40,355,233	96,989,117	1,000,000	383,740,953	661,468,604
Seed money subscriptions:	Premier Class*	250,000	—	1,000,000	250,000	—
Reinvestments of distributions:	Institutional Class	18,482	28,118,483	74,424	3,063,347	8,756,967
	Retirement Class	4,168	4,578,248	657	1,141,742	3,085,181
	Retail Class	5,016	6,831,224	614	9,331,172	36,586,070
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—
	Retirement Class	—	6,332	—	—	—
	Retail Class	—	5,437,916	—	—	13,107,970
Redemptions:	Institutional Class	(74,503,413)	(103,224,885)	(7,720,000)	(86,488,288)	(58,336,140)
	Retirement Class	(32,067,243)	(23,857,229)	—	(96,274,278)	(162,292,120)
	Retail Class	(48,993,129)	(28,852,928)	—	(599,289,109)	(652,220,516)

Net increase (decrease) from shareholder transactions		73,462,811	160,125,928	102,071,695	(127,784,787)	115,985,157

Net increase (decrease) in net assets		103,487,538	147,168,802	102,506,794	(127,780,550)	115,990,683

NET ASSETS
Beginning of period		660,694,465	513,525,663	—	1,484,731,841	1,368,741,158

End of period		$764,182,003	$660,694,465	$102,506,794	$1,356,951,291	$1,484,731,841

Undistributed net investment income (loss) included in net assets		$(26,048)	$28,538	$107	$(9,049)	$(9,047)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,554,083	7,417,936	10,667,729	126,024,537	107,693,661
	Retirement Class	5,184,507	8,668,882	100,000	130,715,137	158,135,480
	Retail Class	4,114,123	9,135,834	100,000	383,740,953	661,468,604
Seed money shares:	Premier Class*	23,742	—	99,602	250,000	—
Shares reinvested:	Institutional Class	1,762	2,668,104	7,413	3,063,347	8,756,967
	Retirement Class	394	431,273	65	1,141,743	3,085,181
	Retail Class	487	660,230	61	9,331,172	36,586,070
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—
	Retirement Class	—	595	—	—	—
	Retail Class	—	520,312	—	—	13,107,970
Shares redeemed:	Institutional Class	(7,545,244)	(9,667,589)	(768,924)	(86,488,288)	(58,336,140)
	Retirement Class	(3,276,674)	(2,190,592)	—	(96,274,278)	(162,292,120)
	Retail Class	(5,093,034)	(2,735,479)	—	(599,289,109)	(652,220,516)

Net increase (decrease) from shareholder transactions		6,964,146	14,909,506	10,205,946	(127,784,786)	115,985,157

*	The Premier Class commenced operations on September 30, 2009.

†	The Bond Index Fund commenced operations on September 14, 2009.

134	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.16	$10.33	$8.66	$9.05	$8.12

Gain from investment operations:
Net investment income (a)	0.11	0.15	0.17	0.14	0.18
Net realized and unrealized gain (loss) on total investments	(0.32)	(1.91)	2.06	0.76	0.93

Total gain (loss) from investment operations	(0.21)	(1.76)	2.23	0.90	1.11

Less distributions from:
Net investment income	(0.12)	(0.17)	(0.17)	(0.15)	(0.18)
Net realized gains	—	(0.24)	(0.39)	(1.14)	—

Total distributions	(0.12)	(0.41)	(0.56)	(1.29)	(0.18)

Net asset value, end of period	$7.83	$8.16	$10.33	$8.66	$9.05

TOTAL RETURN	(2.34)%	(17.64)%	26.84%	10.87%	13.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$391,884	$218,710	$105,476	$97,494	$141,199
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.50%	0.55%	0.42%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.51%	0.33%	0.13%	0.13%	0.15%
Ratio of net investment income to average net assets	1.62%	1.59%	1.81%	1.58%	2.04%
Portfolio turnover rate	133%	132%	84%	133%	223%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.25	$10.44	$8.76	$9.12	$8.16

Gain from investment operations:
Net investment income (a)	0.09	0.13	0.15	0.12	0.13
Net realized and unrealized gain (loss) on total investments	(0.33)	(1.93)	2.08	0.77	0.95

Total gain (loss) from investment operations	(0.24)	(1.80)	2.23	0.89	1.08

Less distributions from:
Net investment income	(0.10)	(0.15)	(0.16)	(0.11)	(0.12)
Net realized gains	—	(0.24)	(0.39)	(1.14)	—

Total distributions	(0.10)	(0.39)	(0.55)	(1.25)	(0.12)

Net asset value, end of period	$7.91	$8.25	$10.44	$8.76	$9.12

TOTAL RETURN	(2.66)%	(17.82)%	26.44%	10.62%	13.32%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$488,991	$259,942	$204,746	$86,918	$58,731
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78%	0.75%	0.81%	0.74%	0.46%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75%	0.54%	0.38%	0.40%	0.46%
Ratio of net investment income to average net assets	1.36%	1.36%	1.52%	1.36%	1.43%
Portfolio turnover rate	133%	132%	84%	133%	223%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	135

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.83	$12.36	$10.27	$10.00

Gain from investment operations:
Net investment income (a)	0.12	0.16	0.18	0.08
Net realized and unrealized gain (loss) on total investments	(0.40)	(2.30)	2.47	0.24

Total gain (loss) from investment operations	(0.28)	(2.14)	2.65	0.32

Less distributions from:
Net investment income	(0.10)	(0.15)	(0.17)	(0.05)
Net realized gains	—	(0.24)	(0.39)	—

Total distributions	(0.10)	(0.39)	(0.56)	(0.05)

Net asset value, end of period	$9.45	$9.83	$12.36	$10.27

TOTAL RETURN	(2.63)%	(17.78)%	26.67%	3.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$475,828	$506,760	$635,012	$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.94%	0.87%	1.00%	4.10	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70%	0.46%	0.24%	0.43	%(c)
Ratio of net investment income to average net assets	1.48%	1.43%	1.58%	1.55	%(c)
Portfolio turnover rate	133%	132%	84%	133%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.83

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$7.83

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	133%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

136	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.68	$14.98	$13.45	$12.17	$10.29

Gain from investment operations:
Net investment income (a)	0.12	0.26	0.20	0.19	0.21
Net realized and unrealized gain (loss) on total investments	(0.48)	(4.67)	3.49	2.15	2.43

Total gain (loss) from investment operations	(0.36)	(4.41)	3.69	2.34	2.64

Less distributions from:
Net investment income	(0.24)	(0.15)	(0.22)	(0.22)	(0.20)
Net realized gains	(0.02)	(1.74)	(1.94)	(0.84)	(0.56)

Total distributions	(0.26)	(1.89)	(2.16)	(1.06)	(0.76)

Net asset value, end of period	$8.06	$8.68	$14.98	$13.45	$12.17

TOTAL RETURN	(3.19)%	(33.50)%	30.49%	20.60%	26.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$684,965	$606,528	$807,072	$649,747	$668,009
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58%	0.54%	0.58%	0.45%	0.21%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57%	0.54%	0.58%	0.45%	0.21%
Ratio of net investment income to average net assets	1.81%	2.20%	1.47%	1.48%	1.89%
Portfolio turnover rate	118%	204%	179%	164%	147%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.90	$15.32	$13.72	$12.41	$10.49

Gain from investment operations:
Net investment income (a)	0.10	0.25	0.19	0.16	0.19
Net realized and unrealized gain (loss) on total investments	(0.48)	(4.79)	3.54	2.13	2.40

Total gain (loss) from investment operations	(0.38)	(4.54)	3.73	2.29	2.59

Less distributions from:
Net investment income	(0.21)	(0.14)	(0.19)	(0.14)	(0.11)
Net realized gains	(0.02)	(1.74)	(1.94)	(0.84)	(0.56)

Total distributions	(0.23)	(1.88)	(2.13)	(0.98)	(0.67)

Net asset value, end of period	$8.29	$8.90	$15.32	$13.72	$12.41

TOTAL RETURN	(3.42)%	(33.64)%	30.16%	19.68%	25.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,047,995	$1,159,940	$1,216,121	$519,870	$231,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83%	0.79%	0.84%	0.76%	0.56%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.82%	0.79%	0.80%	0.74%	0.56%
Ratio of net investment income to average net assets	1.53%	2.08%	1.36%	1.27%	1.67%
Portfolio turnover rate	118%	204%	179%	164%	147%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	137

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.22	$11.29	$10.63	$10.00

Gain from investment operations:
Net investment income (a)	0.07	0.17	0.22	0.05
Net realized and unrealized gain (loss) on total investments	(0.35)	(3.35)	2.59	0.58

Total gain (loss) from investment operations	(0.28)	(3.18)	2.81	0.63

Less distributions from:
Net investment income	(0.23)	(0.15)	(0.21)	—
Net realized gains	(0.02)	(1.74)	(1.94)	—

Total distributions	(0.25)	(1.89)	(2.15)	—

Net asset value, end of period	$5.69	$6.22	$11.29	$10.63

TOTAL RETURN	(3.29)%	(33.62)%	30.34%	6.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$284,678	$316,827	$526,418	$13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	1.02%	0.89%	0.95%	1.36	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79%	0.69%	0.75%	0.80	%(c)
Ratio of net investment income to average net assets	1.56%	1.95%	2.02%	0.94	%(c)
Portfolio turnover rate	118%	204%	179%	164%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.06

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$8.06

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	118%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

138	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.96	$12.04	$9.68	$10.00

Gain from investment operations:
Net investment income (a)	0.06	0.08	0.10	0.05
Net realized and unrealized gain (loss) on total investments	(0.44)	(2.47)	2.31	(0.37)

Total gain (loss) from investment operations	(0.38)	(2.39)	2.41	(0.32)

Less distributions from:
Net investment income	(0.07)	(0.08)	(0.05)	—
Net realized gains	—	(0.57)	—	—
Return of capital	—	(0.04)	—	—

Total distributions	(0.07)	(0.69)	(0.05)	—

Net asset value, end of period	$8.51	$8.96	$12.04	$9.68

TOTAL RETURN	(3.97)%	(21.14)%	24.97%	(3.20	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$333,710	$127,255	$169,352	$12,465
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.54%	0.65%	1.97	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50%	0.31%	0.13%	0.13	%(c)
Ratio of net investment income to average net assets	0.76%	0.77%	0.95%	0.97	%(c)
Portfolio turnover rate	269%	192%	189%	81%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.90	$12.00	$9.67	$10.00

Gain from investment operations:
Net investment income (a)	0.04	0.05	0.18	0.03
Net realized and unrealized gain (loss) on total investments	(0.42)	(2.47)	2.19	(0.36)

Total gain (loss) from investment operations	(0.38)	(2.42)	2.37	(0.33)

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.04)	—
Net realized gains	—	(0.57)	—	—
Return of capital	—	(0.04)	—	—

Total distributions	(0.04)	(0.68)	(0.04)	—

Net asset value, end of period	$8.48	$8.90	$12.00	$9.67

TOTAL RETURN	(4.17)%	(21.45)%	24.67%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$39,754	$31,406	$28,308	$2,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77%	0.78%	0.94%	6.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72%	0.57%	0.38%	0.38	%(c)
Ratio of net investment income to average net assets	0.55%	0.50%	1.67%	0.69	%(c)
Portfolio turnover rate	269%	192%	189%	81%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	139

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.93	$12.02	$9.67	$10.00

Gain from investment operations:
Net investment income (a)	0.04	0.06	0.09	0.03
Net realized and unrealized gain (loss) on total investments	(0.43)	(2.48)	2.31	(0.36)

Total gain (loss) from investment operations	(0.39)	(2.42)	2.40	(0.33)

Less distributions from:
Net investment income	(0.05)	(0.06)	(0.05)	—
Net realized gains	—	(0.57)	—	—
Return of capital	—	(0.04)	—	—

Total distributions	(0.05)	(0.67)	(0.05)	—

Net asset value, end of period	$8.49	$8.93	$12.02	$9.67

TOTAL RETURN	(4.21)%	(21.40)%	24.89%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$325,741	$344,298	$439,678	$2,196
Ratio of expenses to average net assets before expense waiver and reimbursement	1.05%	1.01%	1.22%	5.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67%	0.52%	0.21%	0.43	%(c)
Ratio of net investment income to average net assets	0.63%	0.55%	0.82%	0.61	%(c)
Portfolio turnover rate	269%	192%	189%	81%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.51

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$8.51

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	221.05	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	269%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

140	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.56	$17.02	$15.73	$14.41	$13.40

Gain from investment operations:
Net investment income (a)	0.19	0.28	0.30	0.27	0.30
Net realized and unrealized gain (loss) on total investments	(0.35)	(4.58)	2.10	1.75	1.92

Total gain (loss) from investment operations	(0.16)	(4.30)	2.40	2.02	2.22

Less distributions from:
Net investment income	(0.26)	(0.25)	(0.26)	(0.22)	(0.23)
Net realized gains	—	(0.91)	(0.85)	(0.48)	(0.98)

Total distributions	(0.26)	(1.16)	(1.11)	(0.70)	(1.21)

Net asset value, end of period	$11.14	$11.56	$17.02	$15.73	$14.41

TOTAL RETURN	(0.66)%	(26.78)%	15.71%	14.47%	16.73%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$372,327	$401,478	$487,144	$215,614	$216,512
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.49%	0.52%	0.38%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52%	0.49%	0.50%	0.38%	0.14%
Ratio of net investment income to average net assets	2.17%	2.03%	1.78%	1.84%	2.11%
Portfolio turnover rate	139%	151%	136%	115%	113%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.51	$16.96	$15.68	$14.43	$13.41

Gain from investment operations:
Net investment income (a)	0.17	0.25	0.26	0.23	0.26
Net realized and unrealized gain (loss) on total investments	(0.35)	(4.57)	2.10	1.75	1.90

Total gain (loss) from investment operations	(0.18)	(4.32)	2.36	1.98	2.16

Less distributions from:
Net investment income	(0.23)	(0.22)	(0.23)	(0.25)	(0.16)
Net realized gains	—	(0.91)	(0.85)	(0.48)	(0.98)

Total distributions	(0.23)	(1.13)	(1.08)	(0.73)	(1.14)

Net asset value, end of period	$11.10	$11.51	$16.96	$15.68	$14.43

TOTAL RETURN	(0.88)%	(26.99)%	15.51%	14.21%	16.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$630,788	$500,288	$500,511	$257,287	$159,064
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77%	0.74%	0.75%	0.68%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.76%	0.74%	0.73%	0.67%	0.48%
Ratio of net investment income to average net assets	1.86%	1.78%	1.55%	1.54%	1.82%
Portfolio turnover rate	139%	151%	136%	115%	113%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	141

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.26	$16.60	$15.36	$14.17	$13.25

Gain from investment operations:
Net investment income (a)	0.17	0.25	0.28	0.25	0.26
Net realized and unrealized gain (loss) on total investments	(0.34)	(4.45)	2.06	1.71	1.88

Total gain (loss) from investment operations	(0.17)	(4.20)	2.34	1.96	2.14

Less distributions from:
Net investment income	(0.25)	(0.23)	(0.25)	(0.29)	(0.24)
Net realized gains	—	(0.91)	(0.85)	(0.48)	(0.98)

Total distributions	(0.25)	(1.14)	(1.10)	(0.77)	(1.22)

Net asset value, end of period	$10.84	$11.26	$16.60	$15.36	$14.17

TOTAL RETURN	(0.82)%	(26.87)%	15.70%	14.35%	16.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$74,703	$74,487	$115,149	$198,739	$170,748
Ratio of expenses to average net assets before expense waiver and reimbursement	0.92%	0.77%	0.71%	0.53%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71%	0.64%	0.55%	0.53%	0.44%
Ratio of net investment income to average net assets	1.96%	1.85%	1.72%	1.69%	1.87%
Portfolio turnover rate	139%	151%	136%	115%	113%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.14

Gain from investment operations:
Net investment income (a)	0.00	(d)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(d)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.14

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	139%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

142	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.30	$20.33	$17.01	$17.01	$14.30

Gain from investment operations:
Net investment income (a)	0.04	0.06	0.03	0.06	0.06
Net realized and unrealized gain (loss) on total investments	(0.41)	(4.65)	4.20	0.41	3.33

Total gain (loss) from investment operations	(0.37)	(4.59)	4.23	0.47	3.39

Less distributions from:
Net investment income	(0.03)	(0.04)	(0.05)	(0.02)	(0.01)
Net realized gains	—	(1.40)	(0.86)	(0.45)	(0.67)

Total distributions	(0.03)	(1.44)	(0.91)	(0.47)	(0.68)

Net asset value, end of period	$13.90	$14.30	$20.33	$17.01	$17.01

TOTAL RETURN	(2.49)%	(24.33)%	25.76%	2.72%	24.12%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$92,912	$53,843	$51,145	$34,088	$20,808
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.55%	0.59%	0.50%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52%	0.55%	0.55%	0.43%	0.15%
Ratio of net investment income to average net assets	0.35%	0.31%	0.18%	0.36%	0.39%
Portfolio turnover rate	80%	111%	127%	147%	115%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.12	$20.12	$16.84	$16.88	$14.23

Gain from investment operations:
Net investment income (a)	0.01	0.01	0.00(d )	0.02	0.01
Net realized and unrealized gain (loss) on total investments	(0.39)	(4.60)	4.16	0.39	3.31

Total gain (loss) from investment operations	(0.38)	(4.59)	4.16	0.41	3.32

Less distributions from:
Net investment income	—	(0.01)	(0.02)	—	—
Net realized gains	—	(1.40)	(0.86)	(0.45)	(0.67)

Total distributions	—	(1.41)	(0.88)	(0.45)	(0.67)

Net asset value, end of period	$13.74	$14.12	$20.12	$16.84	$16.88

TOTAL RETURN	(2.69)%	(24.56)%	25.54%	2.42%	23.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$525,148	$348,993	$313,908	$164,771	$131,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78%	0.80%	0.84%	0.72%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.76%	0.80%	0.78%	0.69%	0.48%
Ratio of net investment income to average net assets	0.10%	0.06%	(0.05)%	0.13%	0.06%
Portfolio turnover rate	80%	111%	127%	147%	115%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	143

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.15	$20.14	$16.85	$16.89	$14.23

Gain from investment operations:
Net investment income (a)	0.02	0.03	0.00(d )	0.02	0.01
Net realized and unrealized gain (loss) on total investments	(0.40)	(4.61)	4.17	0.40	3.32

Total gain (loss) from investment operations	(0.38)	(4.58)	4.17	0.42	3.33

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.02)	(0.01)	(0.00	)(d)
Net realized gains	—	(1.40)	(0.86)	(0.45)	(0.67)

Total distributions	(0.01)	(1.41)	(0.88)	(0.46)	(0.67)

Net asset value, end of period	$13.76	$14.15	$20.14	$16.85	$16.89

TOTAL RETURN	(2.69)%	(24.46)%	25.66%	2.37%	23.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$68,849	$62,390	$84,847	$68,416	$62,481
Ratio of expenses to average net assets before expense waiver and reimbursement	0.97%	0.87%	0.90%	0.68%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.73%	0.69%	0.70%	0.68%	0.44%
Ratio of net investment income to average net assets	0.15%	0.17%	0.03%	0.13%	0.09%
Portfolio turnover rate	80%	111%	127%	147%	115%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.90

Gain from investment operations:
Net investment income (a)	0.00	(d)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(d)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$13.90

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	221.08	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	80%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

144	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.78	$20.34	$18.59	$17.57	$14.44

Gain from investment operations:
Net investment income (a)	0.24	0.30	0.35	0.26	0.30
Net realized and unrealized gain (loss) on total investments	(0.88)	(4.54)	3.33	1.87	3.62

Total gain (loss) from investment operations	(0.64)	(4.24)	3.68	2.13	3.92

Less distributions from:
Net investment income	(0.22)	(0.26)	(0.31)	(0.23)	(0.22)
Net realized gains	(0.03)	(1.06)	(1.62)	(0.88)	(0.57)

Total distributions	(0.25)	(1.32)	(1.93)	(1.11)	(0.79)

Net asset value, end of period	$13.89	$14.78	$20.34	$18.59	$17.57

TOTAL RETURN	(3.74)%	(22.03)%	21.03%	12.68%	27.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$201,400	$127,218	$58,763	$38,173	$25,868
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54%	0.51%	0.53%	0.47%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54%	0.51%	0.53%	0.43%	0.15%
Ratio of net investment income to average net assets	2.18%	1.74%	1.76%	1.46%	1.82%
Portfolio turnover rate	57%	41%	90%	131%	110%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.69	$20.23	$18.51	$17.52	$14.38

Gain from investment operations:
Net investment income (a)	0.21	0.26	0.29	0.21	0.25
Net realized and unrealized gain (loss) on total investments	(0.87)	(4.53)	3.32	1.87	3.60

Total gain (loss) from investment operations	(0.66)	(4.27)	3.61	2.08	3.85

Less distributions from:
Net investment income	(0.19)	(0.21)	(0.27)	(0.21)	(0.14)
Net realized gains	(0.03)	(1.06)	(1.62)	(0.88)	(0.57)

Total distributions	(0.22)	(1.27)	(1.89)	(1.09)	(0.71)

Net asset value, end of period	$13.81	$14.69	$20.23	$18.51	$17.52

TOTAL RETURN	(3.98)%	(22.25)%	20.70%	12.42%	27.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,052,151	$683,125	$600,104	$318,024	$266,360
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79%	0.76%	0.78%	0.69%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79%	0.76%	0.78%	0.68%	0.48%
Ratio of net investment income to average net assets	1.93%	1.52%	1.47%	1.20%	1.50%
Portfolio turnover rate	57%	41%	90%	131%	110%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	145

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.55	$20.04	$18.34	$17.36	$14.27

Gain from investment operations:
Net investment income (a)	0.22	0.29	0.32	0.22	0.25
Net realized and unrealized gain (loss) on total investments	(0.87)	(4.49)	3.29	1.85	3.57

Total gain (loss) from investment operations	(0.65)	(4.20)	3.61	2.07	3.82

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.29)	(0.22)	(0.16)
Net realized gains	(0.03)	(1.06)	(1.62)	(0.87)	(0.57)

Total distributions	(0.24)	(1.29)	(1.91)	(1.09)	(0.73)

Net asset value, end of period	$13.66	$14.55	$20.04	$18.34	$17.36

TOTAL RETURN	(3.94)%	(22.09)%	20.87%	12.51%	27.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$140,846	$152,818	$198,698	$125,871	$95,608
Ratio of expenses to average net assets before expense waiver and reimbursement	0.92%	0.79%	0.79%	0.63%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74%	0.62%	0.63%	0.63%	0.44%
Ratio of net investment income to average net assets	2.03%	1.69%	1.65%	1.25%	1.53%
Portfolio turnover rate	57%	41%	90%	131%	110%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.89

Gain from investment operations:
Net investment income (a)	0.00	(d)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(d)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$13.89

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	57%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

146	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.12	$15.43	$15.91	$15.84	$14.29

Gain from investment operations:
Net investment income (a)	0.09	0.12	0.19	0.10	0.17
Net realized and unrealized gain (loss) on total investments	(1.13)	(2.36)	0.99	1.41	2.20

Total gain (loss) from investment operations	(1.04)	(2.24)	1.18	1.51	2.37

Less distributions from:
Net investment income	(0.06)	(0.15)	(0.11)	(0.11)	(0.12)
Net realized gains	—	(0.92)	(1.55)	(1.33)	(0.70)

Total distributions	(0.06)	(1.07)	(1.66)	(1.44)	(0.82)

Net asset value, end of period	$11.02	$12.12	$15.43	$15.91	$15.84

TOTAL RETURN	(8.34)%	(15.23)%	7.43%	10.15%	16.69%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$253,985	$190,667	$181,032	$115,273	$116,652
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57%	0.53%	0.57%	0.43%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53%	0.53%	0.55%	0.41%	0.15%
Ratio of net investment income to average net assets	1.01%	0.91%	1.16%	0.66%	1.11%
Portfolio turnover rate	91%	114%	127%	264%	273%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.95	$15.23	$15.73	$15.71	$14.20

Gain from investment operations:
Net investment income (a)	0.07	0.09	0.15	0.06	0.12
Net realized and unrealized gain (loss) on total investments	(1.11)	(2.34)	0.98	1.40	2.19

Total gain (loss) from investment operations	(1.04)	(2.25)	1.13	1.46	2.31

Less distributions from:
Net investment income	(0.03)	(0.11)	(0.08)	(0.11)	(0.10)
Net realized gains	—	(0.92)	(1.55)	(1.33)	(0.70)

Total distributions	(0.03)	(1.03)	(1.63)	(1.44)	(0.80)

Net asset value, end of period	$10.88	$11.95	$15.23	$15.73	$15.71

TOTAL RETURN	(8.57)%	(15.39)%	7.15%	9.90%	16.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$351,575	$285,643	$267,273	$216,828	$170,413
Ratio of expenses to average net assets before expense waiver and reimbursement	0.82%	0.78%	0.81%	0.72%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78%	0.78%	0.78%	0.69%	0.48%
Ratio of net investment income to average net assets	0.76%	0.66%	0.92%	0.39%	0.78%
Portfolio turnover rate	91%	114%	127%	264%	273%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	147

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.91	$15.18	$15.66	$15.65	$14.15

Gain from investment operations:
Net investment income (a)	0.08	0.09	0.15	0.07	0.14
Net realized and unrealized gain (loss) on total investments	(1.12)	(2.33)	1.01	1.39	2.19

Total gain (loss) from investment operations	(1.04)	(2.24)	1.16	1.46	2.33

Less distributions from:
Net investment income	(0.04)	(0.11)	(0.09)	(0.12)	(0.13)
Net realized gains	—	(0.92)	(1.55)	(1.33)	(0.70)

Total distributions	(0.04)	(1.03)	(1.64)	(1.45)	(0.83)

Net asset value, end of period	$10.83	$11.91	$15.18	$15.66	$15.65

TOTAL RETURN	(8.59)%	(15.37)%	7.39%	9.97%	16.55%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$47,020	$50,731	$68,843	$85,719	$71,400
Ratio of expenses to average net assets before expense waiver and reimbursement	1.04%	0.87%	0.86%	0.61%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71%	0.72%	0.69%	0.61%	0.30%
Ratio of net investment income to average net assets	0.86%	0.71%	0.95%	0.48%	0.97%
Portfolio turnover rate	91%	114%	127%	264%	273%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.02

Gain from investment operations:
Net investment income (a)	0.00	(d)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(d)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.02

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	91%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

148	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.72	$13.78	$11.84	$11.33	$10.48

Gain from investment operations:
Net investment income (a)	0.15	0.16	0.14	0.13	0.12
Net realized and unrealized gain (loss) on total investments	(0.38)	(3.00)	2.09	0.54	1.07

Total gain (loss) from investment operations	(0.23)	(2.84)	2.23	0.67	1.19

Less distributions from:
Net investment income	(0.14)	(0.14)	(0.28)	(0.09)	(0.15)
Net realized gains	0.00 (d)	(0.08)	(0.01)	(0.07)	(0.19)

Total distributions	(0.14)	(0.22)	(0.29)	(0.16)	(0.34)

Net asset value, end of period	$10.35	$10.72	$13.78	$11.84	$11.33

TOTAL RETURN	(1.76)%	(20.96)%	19.15%	5.94%	11.41%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$307,978	$263,714	$272,610	$552,918	$464,761
Ratio of expenses to average net assets before expense waiver and reimbursement	0.14%	0.10%	0.12%	0.08%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07%	0.10%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.78%	1.23%	1.10%	1.14%	1.08%
Portfolio turnover rate	28%	28%	53%	40%	61%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.78	$13.86	$11.91	$11.47	$10.56

Gain from investment operations:
Net investment income (a)	0.13	0.12	0.12	0.10	0.12
Net realized and unrealized gain (loss) on total investments	(0.39)	(3.01)	2.10	0.53	1.04

Total gain (loss) from investment operations	(0.26)	(2.89)	2.22	0.63	1.16

Less distributions from:
Net investment income	(0.11)	(0.11)	(0.26)	(0.12)	(0.06)
Net realized gains	0.00 (d)	(0.08)	(0.01)	(0.07)	(0.19)

Total distributions	(0.11)	(0.19)	(0.27)	(0.19)	(0.25)

Net asset value, end of period	$10.41	$10.78	$13.86	$11.91	$11.47

TOTAL RETURN	(2.06)%	(21.13)%	18.91%	5.53%	11.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$149,803	$98,784	$87,924	$42,719	$22,402
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39%	0.35%	0.38%	0.43%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.35%	0.33%	0.36%	0.43%
Ratio of net investment income to average net assets	1.52%	0.98%	0.93%	0.86%	1.04%
Portfolio turnover rate	28%	28%	53%	40%	61%

(a)	Based on average shares outstanding.

(d)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	149

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.17	$16.89	$15.93	$14.50	$13.05

Gain from investment operations:
Net investment income (a)	0.27	0.40	0.41	0.36	0.34
Net realized and unrealized gain (loss) on total investments	(1.62)	(4.22)	1.80	1.68	1.77

Total gain (loss) from investment operations	(1.35)	(3.82)	2.21	2.04	2.11

Less distributions from:
Net investment income	(0.32)	(0.38)	(0.59)	(0.29)	(0.27)
Net realized gains	(0.01)	(0.52)	(0.66)	(0.32)	(0.39)

Total distributions	(0.33)	(0.90)	(1.25)	(0.61)	(0.66)

Net asset value, end of period	$10.49	$12.17	$16.89	$15.93	$14.50

TOTAL RETURN	(10.56)%	(23.58)%	14.36%	14.54%	16.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$338,574	$319,533	$363,498	$518,223	$433,383
Ratio of expenses to average net assets before expense waiver and reimbursement	0.13%	0.09%	0.11%	0.08%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08%	0.09%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	3.02%	2.83%	2.48%	2.45%	2.42%
Portfolio turnover rate	31%	33%	60%	49%	65%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.30	$17.06	$16.09	$14.52	$13.07

Gain from investment operations:
Net investment income (a)	0.24	0.37	0.38	0.32	0.29
Net realized and unrealized gain (loss) on total investments	(1.62)	(4.26)	1.82	1.68	1.79

Total gain (loss) from investment operations	(1.38)	(3.89)	2.20	2.00	2.08

Less distributions from:
Net investment income	(0.30)	(0.35)	(0.57)	(0.11)	(0.24)
Net realized gains	(0.01)	(0.52)	(0.66)	(0.32)	(0.39)

Total distributions	(0.31)	(0.87)	(1.23)	(0.43)	(0.63)

Net asset value, end of period	$10.61	$12.30	$17.06	$16.09	$14.52

TOTAL RETURN	(10.77)%	(23.77)%	14.17%	14.14%	16.18%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$169,714	$115,840	$101,949	$37,069	$778
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38%	0.34%	0.32%	0.51%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.34%	0.30%	0.35%	0.44%
Ratio of net investment income to average net assets	2.68%	2.58%	2.26%	2.10%	2.07%
Portfolio turnover rate	31%	33%	60%	49%	65%

(a)	Based on average shares outstanding.

150	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06		9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.70	$11.46	$10.09	$9.97		$8.85

Gain from investment operations:
Net investment income (a)	0.15	0.20	0.20	0.17		0.18
Net realized and unrealized gain (loss) on total investments	(0.73)	(2.59)	1.44	0.78		1.09

Total gain (loss) from investment operations	(0.58)	(2.39)	1.64	0.95		1.27

Less distributions from:
Net investment income	(0.15)	(0.18)	(0.17)	(0.17)		(0.15)
Net realized gains	—	(0.19)	(0.10)	(0.66)		—

Total distributions	(0.15)	(0.37)	(0.27)	(0.83)		(0.15)

Net asset value, end of period	$7.97	$8.70	$11.46	$10.09		$9.97

TOTAL RETURN	(6.26)%	(21.43)%	16.49%	10.08%		14.40%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$884,250	$697,104	$844,429	$633,027		$606,341
Ratio of expenses to average net assets before expense waiver and reimbursement	0.12%	0.07%	0.09%	0.08%		0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09%	0.07%	0.08%	0.08%		0.09%
Ratio of net investment income to average net assets	2.28%	2.02%	1.79%	1.74%		1.94%
Portfolio turnover rate	11%	9%	16%	32%		24%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.81	$11.62	$10.24	$10.00

Gain from investment operations:
Net investment income (a)	0.12	0.18	0.17	0.07
Net realized and unrealized gain (loss) on total investments	(0.74)	(2.64)	1.48	0.17

Total gain (loss) from investment operations	(0.62)	(2.46)	1.65	0.24

Less distributions from:
Net investment income	(0.13)	(0.16)	(0.17)	—
Net realized gains	—	(0.19)	(0.10)	—

Total distributions	(0.13)	(0.35)	(0.27)	—

Net asset value, end of period	$8.06	$8.81	$11.62	$10.24

TOTAL RETURN	(6.60)%	(21.71)%	16.29%	2.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$279,063	$13,487	$9,479	$1,909
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37%	0.33%	0.36%	4.07	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.33%	0.33%	0.34	%(c)
Ratio of net investment income to average net assets	1.66%	1.77%	1.54%	1.39	%(c)
Portfolio turnover rate	11%	9%	16%	32%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	151

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09		9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.83		$11.63	$10.25	$10.00

Gain from investment operations:
Net investment income (a)	0.14		0.19	0.18	0.08
Net realized and unrealized gain (loss) on total investments	(0.74)		(2.63)	1.47	0.17

Total gain (loss) from investment operations	(0.60)		(2.44)	1.65	0.25

Less distributions from:
Net investment income	(0.14)		(0.17)	(0.17)	—
Net realized gains	—		(0.19)	(0.10)	—

Total distributions	(0.14)		(0.36)	(0.27)	—

Net asset value, end of period	$8.09		$8.83	$11.63	$10.25

TOTAL RETURN	(6.46)%		(21.53)%	16.30%	2.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$312,098		$335,624	$440,181	$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%		0.39%	0.43%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27%		0.19%	0.22%	0.24	%(c)
Ratio of net investment income to average net assets	2.13%		1.89%	1.62%	1.53	%(c)
Portfolio turnover rate	11%		9%	16%	32%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.97

Gain from investment operations:
Net investment income(a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$7.97

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	220.64	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	11%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

152	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

S&P 500 INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.34	$17.54	$15.36	$14.08	$12.92

Gain from investment operations:
Net investment income (a)	0.26	0.33	0.31	0.27	0.26
Net realized and unrealized gain (loss) on total investments	(1.25)	(4.09)	2.17	1.22	1.31

Total gain (loss) from investment operations	(0.99)	(3.76)	2.48	1.49	1.57

Less distributions from:
Net investment income	(0.29)	(0.31)	(0.27)	(0.18)	(0.21)
Net realized gains	0.00 (d)	(0.13)	(0.03)	(0.03)	(0.20)

Total distributions	(0.29)	(0.44)	(0.30)	(0.21)	(0.41)

Net asset value, end of period	$12.06	$13.34	$17.54	$15.36	$14.08

TOTAL RETURN	(6.88)%	(21.93)%	16.35%	10.70%	12.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$830,097	$851,272	$942,556	$783,876	$526,899
Ratio of expenses to average net assets before expense waiver and reimbursement	0.11%	0.06%	0.07%	0.07%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09%	0.06%	0.07%	0.07%	0.08%
Ratio of net investment income to average net assets	2.50%	2.12%	1.88%	1.86%	1.92%
Portfolio turnover rate	5%	14%	18%	25%	38%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.27	$17.45	$15.29	$14.08	$12.95

Gain from investment operations:
Net investment income (a)	0.23	0.29	0.27	0.23	0.22
Net realized and unrealized gain (loss) on total investments	(1.23)	(4.07)	2.16	1.22	1.29

Total gain (loss) from investment operations	(1.00)	(3.78)	2.43	1.45	1.51

Less distributions from:
Net investment income	(0.27)	(0.27)	(0.24)	(0.21)	(0.18)
Net realized gains	0.00 (d)	(0.13)	(0.03)	(0.03)	(0.20)

Total distributions	(0.27)	(0.40)	(0.27)	(0.24)	(0.38)

Net asset value, end of period	$12.00	$13.27	$17.45	$15.29	$14.08

TOTAL RETURN	(7.11)%	(22.11)%	16.05%	10.39%	11.69%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$303,619	$223,973	$231,854	$149,408	$98,508
Ratio of expenses to average net assets before expense waiver and reimbursement	0.36%	0.31%	0.32%	0.37%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.31%	0.32%	0.37%	0.44%
Ratio of net investment income to average net assets	2.22%	1.87%	1.63%	1.56%	1.65%
Portfolio turnover rate	5%	14%	18%	25%	38%

(a)	Based on average shares outstanding.

(d)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	153

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP BLEND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.91	$15.94	$15.54	$15.68	$14.33

Gain from investment operations:
Net investment income (a)	0.13	0.22	0.23	0.17	0.18
Net realized and unrealized gain (loss) on total investments	(1.61)	(2.39)	1.63	1.26	2.32

Total gain (loss) from investment operations	(1.48)	(2.17)	1.86	1.43	2.50

Less distributions from:
Net investment income	(0.17)	(0.21)	(0.20)	(0.14)	(0.14)
Net realized gains	(0.57)	(0.65)	(1.26)	(1.43)	(1.01)

Total distributions	(0.74)	(0.86)	(1.46)	(1.57)	(1.15)

Net asset value, end of period	$10.69	$12.91	$15.94	$15.54	$15.68

TOTAL RETURN	(9.81)%	(14.07)%	12.32%	9.80%	17.74%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$301,142	$147,458	$179,670	$181,852	$156,344
Ratio of expenses to average net assets before expense waiver and reimbursement	0.17%	0.16%	0.22%	0.15%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08%	0.10%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.42%	1.62%	1.41%	1.10%	1.22%
Portfolio turnover rate	36%	36%	69%	71%	63%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.93	$15.98	$15.58	$15.65	$14.32

Gain from investment operations:
Net investment income (a)	0.10	0.18	0.20	0.13	0.13
Net realized and unrealized gain (loss) on total investments	(1.61)	(2.40)	1.64	1.27	2.33

Total gain (loss) from investment operations	(1.51)	(2.22)	1.84	1.40	2.46

Less distributions from:
Net investment income	(0.14)	(0.18)	(0.18)	(0.04)	(0.12)
Net realized gains	(0.57)	(0.65)	(1.26)	(1.43)	(1.01)

Total distributions	(0.71)	(0.83)	(1.44)	(1.47)	(1.13)

Net asset value, end of period	$10.71	$12.93	$15.98	$15.58	$15.65

TOTAL RETURN	(10.06)%	(14.34)%	12.15%	9.51%	17.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$303,721	$69,134	$54,334	$28,500	$409
Ratio of expenses to average net assets before expense waiver and reimbursement	0.42%	0.41%	0.48%	0.58%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.35%	0.33%	0.34%	0.44%
Ratio of net investment income to average net assets	1.06%	1.53%	1.23%	0.88%	0.86%
Portfolio turnover rate	36%	36%	69%	71%	63%

(a)	Based on average shares outstanding.

154	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.09	$23.51	$19.33	$16.64	$13.70

Gain from investment operations:
Net investment income (a)	0.42	0.72	0.55	0.47	0.41
Net realized and unrealized gain (loss) on total investments	(0.31)	(7.40)	4.20	2.64	3.05

Total gain (loss) from investment operations	0.11	(6.68)	4.75	3.11	3.46

Less distributions from:
Net investment income	(0.53)	(0.52)	(0.42)	(0.27)	(0.33)
Net realized gains	—	(0.23)	(0.15)	(0.15)	(0.19)

Total distributions	(0.53)	(0.75)	(0.57)	(0.42)	(0.52)

Redemption Fees	—	0.01	—	—	—

Net asset value, end of period	$15.67	$16.09	$23.51	$19.33	$16.64

TOTAL RETURN	1.76%	(29.23)%	25.01%	19.02%	25.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$551,312	$411,451	$496,975	$359,561	$237,853
Ratio of expenses to average net assets before expense waiver and reimbursement	0.16%	0.11%	0.16%	0.17%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15%	0.11%	0.15%	0.15%	0.16%
Ratio of net investment income to average net assets	3.33%	3.51%	2.54%	2.58%	2.67%
Portfolio turnover rate	31%	45%	46%	43%	32%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.32	$23.87	$19.64	$16.76	$13.67

Gain from investment operations:
Net investment income (a)	0.40	0.70	0.56	0.48	0.27
Net realized and unrealized gain (loss) on total investments	(0.30)	(7.54)	4.22	2.63	3.12

Total gain (loss) from investment operations	0.10	(6.84)	4.78	3.11	3.39

Less distributions from:
Net investment income	(0.50)	(0.49)	(0.40)	(0.08)	(0.11)
Net realized gains	—	(0.23)	(0.15)	(0.15)	(0.19)

Total distributions	(0.50)	(0.72)	(0.55)	(0.23)	(0.30)

Redemption Fees	—	0.01	—	—	—

Net asset value, end of period	$15.92	$16.32	$23.87	$19.64	$16.76

TOTAL RETURN	1.57%	(29.44)%	24.75%	18.72%	25.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$692,158	$414,882	$297,164	$82,537	$1,247
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41%	0.35%	0.42%	0.47%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40%	0.35%	0.34%	0.41%	0.50%
Ratio of net investment income to average net assets	3.08%	3.39%	2.51%	2.56%	1.78%
Portfolio turnover rate	31%	45%	46%	43%	32%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	155

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.67

Gain from investment operations:
Net investment income (a)	0.00	(d)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(d)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Redemption Fees

Net asset value, end of period	$15.67

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	220.65%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	31%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

156	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.85	$10.00

Gain from investment operations:
Net investment income (a)	0.17	0.27
Net realized and unrealized loss on total investments	(0.20)	(3.41)

Total loss from investment operations	(0.03)	(3.14)

Less distributions from:
Net investment income	(0.11)	(0.01)
Net realized gains	—	—

Total distributions	(0.11)	(0.01)

Net asset value, end of period	$6.71	$6.85

TOTAL RETURN	0.05%	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$359,697	$166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63%	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	3.20%	3.85	%(c)
Portfolio turnover rate	107%	88	%(b)

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.99	$10.00

Gain from investment operations:
Net investment income (a)	0.09	0.07
Net realized and unrealized loss on total investments	(0.27)	(2.06)

Total loss from investment operations	(0.18)	(1.99)

Less distributions from:
Net investment income	(0.04)	(0.02)
Net realized gains	—	—

Total distributions	(0.04)	(0.02)

Net asset value, end of period	$7.77	$7.99

TOTAL RETURN	(2.04)%	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$495,248	$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	1.39%	0.90	%(c)
Portfolio turnover rate	141%	111	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	157

FINANCIAL HIGHLIGHTS	continued

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.03	$10.00

Gain from investment operations:
Net investment income (a)	0.15	0.19
Net realized and unrealized loss on total investments	(0.97)	(2.14)

Total loss from investment operations	(0.82)	(1.95)

Less distributions from:
Net investment income	(0.11)	(0.02)
Net realized gains	—	—

Total distributions	(0.11)	(0.02)

Net asset value, end of period	$7.10	$8.03

TOTAL RETURN	(10.01)%	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$498,134	$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45%	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	2.50%	2.64	%(c)
Portfolio turnover rate	66%	70	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

158	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.72	$12.25	$10.97	$10.13	$8.96

Gain from investment operations:
Net investment income (a)	0.16	0.20	0.20	0.18	0.18
Net realized and unrealized gain (loss) on total investments	(0.79)	(2.46)	1.38	0.80	1.16

Total gain (loss) from investment operations	(0.63)	(2.26)	1.58	0.98	1.34

Less distributions from:
Net investment income	(0.17)	(0.15)	(0.18)	(0.14)	(0.13)
Net realized gains	0.00 (e)	(0.12)	(0.12)	0.00 (e)	(0.04)

Total distributions	(0.17)	(0.27)	(0.30)	(0.14)	(0.17)

Net asset value, end of period	$8.92	$9.72	$12.25	$10.97	$10.13

TOTAL RETURN	(5.98)%	(18.81)%	14.65%	9.77%	15.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$177,486	$165,991	$186,561	$129,712	$114,491
Ratio of expenses to average net assets before expense waiver and reimbursement	0.24%	0.21%	0.23%	0.19%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22%	0.21%	0.20%	0.17%	0.10%
Ratio of net investment income to average net assets	2.18%	1.82%	1.66%	1.69%	1.87%
Portfolio turnover rate	16%	15%	30%	18%	17%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.81	$12.37	$11.08	$10.23	$9.08

Gain from investment operations:
Net investment income (a)	0.14	0.17	0.17	0.15	0.14
Net realized and unrealized gain (loss) on total investments	(0.79)	(2.48)	1.40	0.81	1.17

Total gain (loss) from investment operations	(0.65)	(2.31)	1.57	0.96	1.31

Less distributions from:
Net investment income	(0.15)	(0.13)	(0.16)	(0.11)	(0.12)
Net realized gains	0.00 (e)	(0.12)	(0.12)	0.00 (e)	(0.04)

Total distributions	(0.15)	(0.25)	(0.28)	(0.11)	(0.16)

Net asset value, end of period	$9.01	$9.81	$12.37	$11.08	$10.23

TOTAL RETURN	(6.17)%	(19.02)%	14.36%	9.45%	14.41%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$377,937	$294,803	$145,444	$79,640	$50,855
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%	0.45%	0.48%	0.50%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47%	0.45%	0.45%	0.45%	0.44%
Ratio of net investment income to average net assets	1.92%	1.57%	1.43%	1.41%	1.46%
Portfolio turnover rate	16%	15%	30%	18%	17%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	159

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.99	$11.35	$10.18	$10.00

Gain from investment operations:
Net investment income (a)	0.14	0.18	0.18	0.10
Net realized and unrealized gain (loss) on total investments	(0.74)	(2.27)	1.29	0.08

Total gain (loss) from investment operations	(0.60)	(2.09)	1.47	0.18

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.18)	—
Net realized gains	0.00 (e)	(0.12)	(0.12)	—

Total distributions	(0.16)	(0.27)	(0.30)	—

Net asset value, end of period	$8.23	$8.99	$11.35	$10.18

TOTAL RETURN	(6.16)%	(18.81)%	14.67%	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$144,580	$150,123	$173,911	$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56%	0.49%	0.51%	0.99	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38%	0.28%	0.21%	0.40	%(c)
Ratio of net investment income to average net assets	2.02%	1.75%	1.63%	1.95	%(c)
Portfolio turnover rate	16%	15%	30%	18%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.92

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$8.92

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	220.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.37	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	16%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

160	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.51	$14.65	$15.34	$14.46	$13.50

Gain from investment operations:
Net investment income (a)	0.23	0.27	0.22	0.34	0.52
Net realized and unrealized gain (loss) on total investments	(3.31)	(2.24)	0.47	2.69	2.47

Total gain (loss) from investment operations	(3.08)	(1.97)	0.69	3.03	2.99

Less distributions from:
Net investment income	(0.19)	(0.39)	(0.48)	(0.57)	(0.57)
Net realized gains	—	(1.62)	(0.90)	(1.58)	(1.46)
Return of capital	—	(0.16)	—	—	—

Total distributions	(0.19)	(2.17)	(1.38)	(2.15)	(2.03)

Net asset value, end of period	$7.24	$10.51	$14.65	$15.34	$14.46

TOTAL RETURN	(28.84)%	(13.54)%	4.26%	23.49%	22.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$200,324	$242,867	$252,164	$218,442	$240,806
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60%	0.56%	0.58%	0.42%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56%	0.56%	0.55%	0.42%	0.17%
Ratio of net investment income to average net assets	3.98%	2.38%	1.39%	2.40%	3.66%
Portfolio turnover rate	78%	94%	116%	174%	244%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.81	$15.00	$15.66	$14.66	$13.62

Gain from investment operations:
Net investment income(a)	0.21	0.24	0.19	0.31	0.48
Net realized and unrealized gain (loss) on total investments	(3.39)	(2.28)	0.49	2.76	2.53

Total gain (loss) from investment operations	(3.18)	(2.04)	0.68	3.07	3.01

Less distributions from:
Net investment income	(0.17)	(0.37)	(0.44)	(0.49)	(0.51)
Net realized gains	—	(1.62)	(0.90)	(1.58)	(1.46)
Return of capital	—	(0.16)	—	—	—

Total distributions	(0.17)	(2.15)	(1.34)	(2.07)	(1.97)

Net asset value, end of period	$7.46	$10.81	$15.00	$15.66	$14.66

TOTAL RETURN	(28.95)%	(13.76)%	4.11%	23.45%	22.86%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$159,554	$172,078	$191,671	$197,157	$150,382
Ratio of expenses to average net assets before expense waiver and reimbursement	0.85%	0.81%	0.84%	0.71%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.81%	0.81%	0.80%	0.70%	0.48%
Ratio of net investment income to average net assets	3.53%	2.03%	1.18%	2.14%	3.36%
Portfolio turnover rate	78%	94%	116%	174%	244%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	161

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.46	$14.59	$15.27	$14.35	$13.37

Gain from investment operations:
Net investment income (a)	0.23	0.31	0.21	0.31	0.47
Net realized and unrealized gain (loss) on total investments	(3.31)	(2.28)	0.47	2.70	2.48

Total gain (loss) from investment operations	(3.08)	(1.97)	0.68	3.01	2.95

Less distributions from:
Net investment income	(0.18)	(0.38)	(0.46)	(0.51)	(0.51)
Net realized gains	—	(1.60)	(0.90)	(1.58)	(1.46)
Return of capital	—	(0.18)	—	—	—

Total distributions	(0.18)	(2.16)	(1.36)	(2.09)	(1.97)

Net asset value, end of period	$7.20	$10.46	$14.59	$15.27	$14.35

TOTAL RETURN	(29.01)%	(13.66)%	4.26%	23.50%	22.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$77,475	$118,076	$174,936	$189,084	$160,218
Ratio of expenses to average net assets before expense waiver and reimbursement	1.06%	0.85%	0.83%	0.62%	0.46%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75%	0.70%	0.65%	0.62%	0.46%
Ratio of net investment income to average net assets	3.89%	2.68%	1.32%	2.21%	3.37%
Portfolio turnover rate	78%	94%	116%	174%	244%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.24

Gain from investment operations:
Net investment income (a)	0.00	(d)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(d)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$7.24

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	78%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

162	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.86	$11.03	$10.11	$10.00

Gain from investment operations:
Net investment income (a)	0.24	0.33	0.33	0.11
Net realized and unrealized gain (loss) on total investments	(0.13)	(2.16)	1.12	0.11

Total gain (loss) from investment operations	0.11	(1.83)	1.45	0.22

Less distributions from:
Net investment income	(0.24)	(0.33)	(0.53)	(0.11)
Net realized gains	—	(0.01)	—	—

Total distributions	(0.24)	(0.34)	(0.53)	(0.11)

Net asset value, end of period	$8.73	$8.86	$11.03	$10.11

TOTAL RETURN	1.74%	(16.92)%	14.68%	2.25	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$2,011	$1,832	$4,718	$2,046
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.10%	0.07%	0.12%	1.50%(c	)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00%	0.00%(c	)
Ratio of net investment income to average net assets	3.15%	3.28%	3.12%	2.26%(c	)
Portfolio turnover rate	48%	26%	13%	8%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.86	$11.03	$10.13	$10.00

Gain from investment operations:
Net investment income (a)	0.21	0.29	0.35	0.11
Net realized and unrealized gain (loss) on total investments	(0.12)	(2.14)	1.06	0.11

Total gain (loss) from investment operations	0.09	(1.85)	1.41	0.22

Less distributions from:
Net investment income	(0.23)	(0.31)	(0.51)	(0.09)
Net realized gains	—	(0.01)	—	—

Total distributions	(0.23)	(0.32)	(0.51)	(0.09)

Net asset value, end of period	$8.72	$8.86	$11.03	$10.13

TOTAL RETURN	1.39%	(17.10)%	14.27%	2.17	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$21,287	$13,678	$16,570	$8,358
Ratio of expenses to average net assets before expense waiver and reimbursement(e)	0.34%	0.31%	0.37%	1.59	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement(e)	0.25%	0.24%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	2.82%	2.84%	3.26%	2.14	%(c)
Portfolio turnover rate	48%	26%	13%	8%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	163

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.88	$11.05	$10.16	$10.00

Gain from investment operations:
Net investment income (a)	0.24	0.32	0.22	0.13
Net realized and unrealized gain (loss) on total investments	(0.13)	(2.15)	1.21	0.10

Total gain (loss) from investment operations	0.11	(1.83)	1.43	0.23

Less distributions from:
Net investment income	(0.24)	(0.33)	(0.54)	(0.07)
Net realized gains	—	(0.01)	—	—

Total distributions	(0.24)	(0.34)	(0.54)	(0.07)

Net asset value, end of period	$8.75	$8.88	$11.05	$10.16

TOTAL RETURN	1.70%	(16.89)%	14.47%	2.36	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$471,190	$489,340	$620,616	$7,505
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.44%	0.37%	0.45%	1.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.05%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.16%	3.16%	1.99%	2.56	%(c)
Portfolio turnover rate	48%	26%	13%	8%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	The Fund’s expenses do not include the expenses of the underlying Funds.

164	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09		9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.68		$9.94	$9.97	$10.10	$10.29

Gain from investment operations:
Net investment income (a)	0.41		0.48	0.49	0.47	0.42
Net realized and unrealized gain (loss) on total investments	0.52		(0.26)	(0.03)	(0.13)	(0.14)

Total gain from investment operations	0.93		0.22	0.46	0.34	0.28

Less distributions from:
Net investment income	(0.41)		(0.48)	(0.49)	(0.47)	(0.42)
Net realized gains	—		—	—	—	(0.04)
Return of Capital	—		—	—	—	(0.01)

Total distributions	(0.41)		(0.48)	(0.49)	(0.47)	(0.47)

Net asset value, end of period	$10.20		$9.68	$9.94	$9.97	$10.10

TOTAL RETURN	10.00%		2.06%	4.74%	3.46%	2.86%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$2,151,009		$1,883,323	$1,615,363	$1,709,874	$1,455,931
Ratio of expenses to average net assets before expense waiver and reimbursement	0.36%		0.32%	0.32%	0.25%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%		0.32%	0.32%	0.25%	0.14%
Ratio of net investment income to average net assets	4.20%		4.79%	4.91%	4.71%	4.10%
Portfolio turnover rate	173	%(f)	113%	189%	183%	274%

	Retirement Class

	9/30/09		9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.84		$10.10	$10.13	$10.00

Gain from investment operations:
Net investment income(a)	0.39		0.46	0.47	0.24
Net realized and unrealized gain (loss) on total investments	0.54		(0.27)	(0.03)	0.11

Total gain from investment operations	0.93		0.19	0.44	0.35

Less distributions from:
Net investment income	(0.40)		(0.45)	(0.47)	(0.22)
Net realized gains	—		—	—	—

Total distributions	(0.40)		(0.45)	(0.47)	(0.22)

Net asset value, end of period	$10.37		$9.84	$10.10	$10.13

TOTAL RETURN	9.64%		1.87%	4.43%	3.52	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$121,753		$28,760	$8,302	$1,270
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62%		0.57%	0.59%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59%		0.57%	0.59%	0.55	%(c)
Ratio of net investment income to average net assets	3.86%		4.56%	4.69%	4.69	%(c)
Portfolio turnover rate	173	%(f)	113%	189%	183%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	165

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09		9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.83		$10.09	$10.11	$10.00

Gain from investment operations:
Net investment income (a)	0.41		0.48	0.49	0.23
Net realized and unrealized gain (loss) on total investments	0.53		(0.27)	(0.03)	0.11

Total gain from investment operations	0.94		0.21	0.46	0.34

Less distributions from:
Net investment income	(0.41)		(0.47)	(0.48)	(0.23)
Net realized gains	—		—	—	—

Total distributions	(0.41)		(0.47)	(0.48)	(0.23)

Net asset value, end of period	$10.36		$9.83	$10.09	$10.11

TOTAL RETURN	9.75%		2.08%	4.68%	3.42	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$35,143		$21,166	$7,078	$1,006
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68%		0.56%	0.60%	7.52	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50%		0.39%	0.42%	0.60	%(c)
Ratio of net investment income to average net assets	4.04%		4.73%	4.87%	4.63	%(c)
Portfolio turnover rate	173	%(f)	113%	189%	183%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.20

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$10.20

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	220.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	173	%(f)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

(f)	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended September 30, 2009 was 113%.

*	The Premier Class commenced operations on September 30, 2009.

166	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09		9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.38		$10.00	$10.10		$10.00

Gain from investment operations:
Net investment income (a)	0.47		0.51	0.51		0.26
Net realized and unrealized gain (loss) on total investments	0.40		(0.62)	(0.10)		0.10

Total gain (loss) from investment operations	0.87		(0.11)	0.41		0.36

Less distributions from:
Net investment income	(0.47)		(0.51)	(0.51)		(0.26)
Net realized gains	—		—	(0.00	)(e)	—

Total distributions	(0.47)		(0.51)	(0.51)		(0.26)

Net asset value, end of period	$9.78		$9.38	$10.00		$10.10

TOTAL RETURN	9.67%		(1.18)%	4.16%		3.62	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$206,893		$245,035	$282,159		$57,393
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40%		0.38%	0.42%		0.62	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%		0.35%	0.35%		0.35	%(c)
Ratio of net investment income to average net assets	5.07%		5.17%	5.12%		5.15	%(c)
Portfolio turnover rate	143	%(f)	92%	137%		92%

	Retirement Class

	9/30/09		9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.39		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (a)	0.45		0.49	0.49		0.25
Net realized and unrealized gain (loss) on total investments	0.40		(0.63)	(0.09)		0.10

Total gain (loss) from investment operations	0.85		(0.14)	0.40		0.35

Less distributions from:
Net investment income	(0.45)		(0.49)	(0.50)		(0.23)
Net realized gains	—		—	(0.00	)(e)	—

Total distributions	(0.45)		(0.49)	(0.50)		(0.23)

Net asset value, end of period	$9.79		$9.39	$10.02		$10.12

TOTAL RETURN	9.39%		(1.49)%	4.01%		3.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$58,533		$9,913	$8,830		$2,474
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65%		0.63%	0.72%		4.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60%		0.61%	0.55%		0.55	%(c)
Ratio of net investment income to average net assets	4.80%		4.95%	4.92%		5.03	%(c)
Portfolio turnover rate	143	%(f)	92%	137%		92%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	167

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09		9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.40		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (a)	0.46		0.50	0.50		0.25
Net realized and unrealized gain (loss) on total investments	0.40		(0.61)	(0.10)		0.10

Total gain (loss) from investment operations	0.86		(0.11)	0.40		0.35

Less distributions from:
Net investment income	(0.46)		(0.51)	(0.50)		(0.23)
Net realized gains	—		—	(0.00	)(e)	—

Total distributions	(0.46)		(0.51)	(0.50)		(0.23)

Net asset value, end of period	$9.80		$9.40	$10.02		$10.12

TOTAL RETURN	9.50%		(1.26)%	4.09%		3.55	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$247,928		$241,183	$264,897		$2,581
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74%		0.74%	0.77%		3.73	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49%		0.44%	0.41%		0.50	%(c)
Ratio of net investment income to average net assets	4.93%		5.09%	5.07%		5.06	%(c)
Portfolio turnover rate	143	%(f)	92%	137%		92%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$9.78

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	143	%(f)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

(f)	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended September 30, 2009 was 108%.

*	The Premier Class commenced operations on September 30, 2009.

168	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78	$10.04	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.36	0.45	0.48		0.24
Net realized and unrealized gain (loss) on total investments	0.33	(0.26)	(0.00	)(e)	0.04

Total gain from investment operations	0.69	0.19	0.48		0.28

Less distributions from:
Net investment income	(0.36)	(0.45)	(0.48)		(0.24)
Net realized gains	—	—	(0.00	)(e)	—

Total distributions	(0.36)	(0.45)	(0.48)		(0.24)

Net asset value, end of period	$10.11	$9.78	$10.04		$10.04

TOTAL RETURN	7.23%	1.88%	4.87%		2.83	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$101,583	$135,936	$163,035		$56,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38%	0.37%	0.40%		0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.29%	0.31%	0.30%		0.30	%(c)
Ratio of net investment income to average net assets	3.66%	4.46%	4.76%		4.87	%(c)
Portfolio turnover rate	173%	102%	82%		83%

	Retirement Class

	9/30/09	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78	$10.05	$10.06		$10.00

Gain from investment operations:
Net investment income (a)	0.34	0.42	0.46		0.24
Net realized and unrealized gain (loss) on total investments	0.34	(0.26)	(0.00	)(e)	0.03

Total gain from investment operations	0.68	0.16	0.46		0.27

Less distributions from:
Net investment income	(0.34)	(0.43)	(0.47)		(0.21)
Net realized gains	—	—	(0.00	)(e)	—

Total distributions	(0.34)	(0.43)	(0.47)		(0.21)

Net asset value, end of period	$10.12	$9.78	$10.05		$10.06

TOTAL RETURN	7.07%	1.56%	4.63%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$56,366	$19,752	$12,785		$2,473
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64%	0.63%	0.67%		4.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54%	0.56%	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	3.40%	4.23%	4.58%		4.76	%(c)
Portfolio turnover rate	173%	102%	82%		83%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	169

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78	$10.05	$10.05		$10.00

Gain from investment operations:
Net investment income (a)	0.35	0.44	0.47		0.24
Net realized and unrealized gain (loss) on total investments	0.34	(0.27)	0.01		0.03

Total gain from investment operations	0.69	0.17	0.48		0.27

Less distributions from:
Net investment income	(0.35)	(0.44)	(0.48)		(0.22)
Net realized gains	—	—	(0.00	)(e)	—

Total distributions	(0.35)	(0.44)	(0.48)		(0.22)

Net asset value, end of period	$10.12	$9.78	$10.05		$10.05

TOTAL RETURN	7.19%	1.71%	4.86%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$111,912	$104,084	$101,059		$3,331
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71%	0.67%	0.76%		2.88	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.43%	0.38%	0.34%		0.45	%(c)
Ratio of net investment income to average net assets	3.53%	4.40%	4.69%		4.82	%(c)
Portfolio turnover rate	173%	102%	82%		83%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.11

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$10.11

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	220.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	173%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006. (e) Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

170	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.41	$9.94	$9.92	$10.00

Gain from investment operations:
Net investment income (a)	0.78	0.76	0.72	0.35
Net realized and unrealized gain (loss) on total investments	0.63	(1.52)	0.02	(0.08)

Total gain (loss) from investment operations	1.41	(0.76)	0.74	0.27

Less distributions from:
Net investment income	(0.78)	(0.76)	(0.72)	(0.35)
Net realized gains	—	(0.01)	—	—

Total distributions	(0.78)	(0.77)	(0.72)	(0.35)

Net asset value, end of period	$9.04	$8.41	$9.94	$9.92

TOTAL RETURN	18.83%	(8.15)%	7.66%	2.82	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$245,983	$228,048	$228,834	$53,478
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45%	0.43%	0.49%	0.67	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	10.07%	8.05%	7.30%	7.16	%(c)
Portfolio turnover rate	79%	59%	43%	26%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.41	$9.95	$9.92	$10.00

Gain from investment operations:
Net investment income (a)	0.76	0.74	0.71	0.36
Net realized and unrealized gain (loss) on total investments	0.63	(1.53)	0.03	(0.12)

Total gain (loss) from investment operations	1.39	(0.79)	0.74	0.24

Less distributions from:
Net investment income	(0.76)	(0.74)	(0.71)	(0.32)
Net realized gains	—	(0.01)	—	—

Total distributions	(0.76)	(0.75)	(0.71)	(0.32)

Net asset value, end of period	$9.04	$8.41	$9.95	$9.92

TOTAL RETURN	18.54%	(8.45)%	7.61%	2.51	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$125,322	$28,694	$15,869	$6,620
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71%	0.69%	0.73%	5.28	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65%	0.65%	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	9.38%	7.91%	7.10%	7.19	%(c)
Portfolio turnover rate	79%	59%	43%	26%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	171

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.44	$9.98	$9.94	$10.00

Gain from investment operations:
Net investment income (a)	0.77	0.75	0.72	0.35
Net realized and unrealized gain (loss) on total investments	0.64	(1.53)	0.03	(0.09)

Total gain (loss) from investment operations	1.41	(0.78)	0.75	0.26

Less distributions from:
Net investment income	(0.77)	(0.75)	(0.71)	(0.32)
Net realized gains	—	(0.01)	—	—

Total distributions	(0.77)	(0.76)	(0.71)	(0.32)

Net asset value, end of period	$9.08	$8.44	$9.98	$9.94

TOTAL RETURN	18.78%	(8.28)%	7.76%	2.72	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$126,323	$101,026	$143,329	$2,819
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79%	0.71%	0.76%	3.56	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54%	0.48%	0.47%	0.55	%(c)
Ratio of net investment income to average net assets	9.86%	7.94%	7.25%	7.13	%(c)
Portfolio turnover rate	79%	59%	43%	26%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$9.04

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	220.96	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	79%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

172	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

TAX-EXEMPT BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08		9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.69	$10.13		$10.19	$10.00

Gain from investment operations:
Net investment income (a)	0.38	0.36		0.38	0.19
Net realized and unrealized gain (loss) on total investments	0.82	(0.44)		(0.06)	0.19

Total gain (loss) from investment operations	1.20	(0.08)		0.32	0.38

Less distributions from:
Net investment income	(0.38)	(0.36)		(0.38)	(0.19)
Net realized gains	0.00 (e)	(0.00	)(e)	—	—

Total distributions	(0.38)	(0.36)		(0.38)	(0.19)

Net asset value, end of period	$10.51	$9.69		$10.13	$10.19

TOTAL RETURN	12.70%	(0.87)%		3.21%	3.85	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$23,263	$66,144		$75,790	$51,414
Ratio of expenses to average net assets before expense waiver and reimbursement	0.42%	0.41%		0.46%	0.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.36%		0.35%	0.35	%(c)
Ratio of net investment income to average net assets	3.83%	3.51%		3.76%	3.79	%(c)
Portfolio turnover rate	28%	50%		48%	73%

	Retail Class

	9/30/09	9/30/08		9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.70	$10.14		$10.20	$10.00

Gain from investment operations:
Net investment income (a)	0.36	0.35		0.38	0.19
Net realized and unrealized gain (loss) on total investments	0.83	(0.44)		(0.06)	0.18

Total gain (loss) from investment operations	1.19	(0.09)		0.32	0.37

Less distributions from:
Net investment income	(0.37)	(0.35)		(0.38)	(0.17)
Net realized gains	0.00 (e)	(0.00	)(e)	—	—

Total distributions	(0.37)	(0.35)		(0.38)	(0.17)

Net asset value, end of period	$10.52	$9.70		$10.14	$10.20

TOTAL RETURN	12.55%	(0.90)%		3.16%	3.77	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$236,065	$179,559		$179,606	$4,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.70%	0.65%		0.72%	2.93	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47%	0.39%		0.39%	0.50	%(c)
Ratio of net investment income to average net assets	3.67%	3.49%		3.76%	3.77	%(c)
Portfolio turnover rate	28%	50%		48%	73%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	173

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.07	$10.12	$10.08	$10.69	$10.75

Gain from investment operations:
Net investment income (a)	(0.02)	0.71	0.41	0.56	0.43
Net realized and unrealized gain (loss) on total investments	0.48	(0.07)	0.03	(0.39)	0.12

Total gain from investment operations	0.46	0.64	0.44	0.17	0.55

Less distributions from:
Net investment income	0.00 (e)	(0.69)	(0.40)	(0.57)	(0.46)
Net realized gains	—	—	—	(0.21)	(0.15)

Total distributions	0.00 (e)	(0.69)	(0.40)	(0.78)	(0.61)

Net asset value, end of period	$10.53	$10.07	$10.12	$10.08	$10.69

TOTAL RETURN	4.57%	6.20%	4.51%	1.70%	5.19%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$524,468	$440,993	$438,862	$363,157	$325,636
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39%	0.34%	0.36%	0.28%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.34%	0.35%	0.28%	0.14%
Ratio of net investment income to average net assets	(0.18)%	6.67%	4.07%	5.46%	3.97%
Portfolio turnover rate	17%	16%	26%	83%	239%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.18	$10.23	$10.19	$10.00

Gain from investment operations:
Net investment income (a)	(0.02)	0.82	0.45	0.31
Net realized and unrealized gain (loss) on total investments	0.46	(0.20)	(0.02)	0.09

Total gain from investment operations	0.44	0.62	0.43	0.40

Less distributions from:
Net investment income	0.00 (e)	(0.67)	(0.39)	(0.21)
Net realized gains	—	—	—	—

Total distributions	0.00 (e)	(0.67)	(0.39)	(0.21)

Net asset value, end of period	$10.62	$10.18	$10.23	$10.19

TOTAL RETURN	4.33%	5.95%	4.29%	4.04	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$112,192	$88,127	$17,840	$5,661
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64%	0.59%	0.61%	2.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60%	0.59%	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	(0.20)%	7.57%	4.47%	6.08	%(c)
Portfolio turnover rate	17%	16%	26%	83%

174	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.90	$9.96	$9.93	$10.54	$10.63

Gain from investment operations:
Net investment income (a)	(0.06)	0.77	0.38	0.54	0.43
Net realized and unrealized gain (loss) on total investments	0.50	(0.15)	0.04	(0.39)	0.11

Total gain from investment operations	0.44	0.62	0.42	0.15	0.54

Less distributions from:
Net investment income	0.00 (e)	(0.68)	(0.39)	(0.55)	(0.48)
Net realized gains	—	—	—	(0.21)	(0.15)

Total distributions	0.00 (e)	(0.68)	(0.39)	(0.76)	(0.63)

Net asset value, end of period	$10.34	$9.90	$9.96	$9.93	$10.54

TOTAL RETURN	4.45%	6.11%	4.35%	1.53%	5.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$127,272	$131,575	$56,824	$59,388	$70,277
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66%	0.58%	0.63%	0.47%	0.30%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49%	0.44%	0.48%	0.43%	0.30%
Ratio of net investment income to average net assets	(0.59)%	7.28%	3.85%	5.32%	4.04%
Portfolio turnover rate	17%	16%	26%	83%	239%

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	0.00	(e)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$10.53

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	17%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	175

FINANCIAL HIGHLIGHTS	continued

BOND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class(d)		Retirement Class(d)

	9/30/09		9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.00

Gain from investment operations:
Net investment income (a)	0.01		0.01
Net realized and unrealized gain on total investments	0.04		0.04

Total gain from investment operations	0.05		0.05

Less distributions from:
Net investment income	(0.01)		(0.01)
Net realized gains	—		—

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$10.04		$10.04

TOTAL RETURN	0.48	%(b)	0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$99,497		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	3.37	%(c)	6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.12	%(c)	0.36	%(c)
Ratio of net investment income to average net assets	1.65	%(c)	1.41	%(c)
Portfolio turnover rate	279	%(b)	279	%(b)

176	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class(d)		Premier Class*

	9/30/09		9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.04

Gain from investment operations:
Net investment income (a)	0.01		—
Net realized and unrealized gain on total investments	0.04		—

Total gain from investment operations	0.05		—

Less distributions from:
Net investment income	(0.01)		—
Net realized gains	—		—

Total distributions	(0.01)		—

Net asset value, end of period	$10.04		$10.04

TOTAL RETURN	0.46	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,005		$1,000
Ratio of expenses to average net assets before expense waiver and reimbursement	6.81	%(c)	55.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)	0.28	%(c)
Ratio of net investment income to average net assets	1.32	%(c)	0.00	%(c)
Portfolio turnover rate	279	%(b)	279	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on September 14, 2009.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	177

FINANCIAL HIGHLIGHTS	continued

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	0.01	0.03	0.05	0.05	0.03
Net realized and unrealized gain on total investments	—	—	—	—	—

Total gain from investment operations	0.01	0.03	0.05	0.05	0.03

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.05)	(0.05)	(0.03)
Net realized gains	—	—	—	—	—

Total distributions	(0.01)	(0.03)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	1.03%	3.51%	5.37%	4.70%	2.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$336,137	$293,537	$235,421	$272,119	$200,545
Ratio of expenses to average net assets before expense waiver and reimbursement	0.22%	0.14%	0.14%	0.14%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.17%	0.14%	0.14%	0.13%	0.09%
Ratio of net investment income to average net assets	1.00%	3.39%	5.21%	4.65%	2.65%

	Retirement Class

	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	0.01	0.03	0.05	0.03
Net realized and unrealized gain on total investments	—	—	—	—

Total gain from investment operations	0.01	0.03	0.05	0.03

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.05)	(0.03)
Net realized gains	—	—	—	—

Total distributions	(0.01)	(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.78%	3.25%	5.12%	2.45	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$133,415	$97,832	$98,903	$43,804
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47%	0.39%	0.39%	0.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.41%	0.39%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	0.75%	3.26%	5.01%	5.07	%(c)

178	2009 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	0.01	0.03	0.05	0.03
Net realized and unrealized gain on total investments	—	—	—	—

Total gain from investment operations	0.01	0.03	0.05	0.03

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.05)	(0.03)
Net realized gains	—	—	—	—

Total distributions	(0.01)	(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.91%	3.43%	5.25%	2.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$887,149	$1,093,363	$1,034,417	$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54%	0.40%	0.43%	0.25	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28%	0.22%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	0.95%	3.34%	5.11%	5.16	%(c)

	Premier Class*

	9/30/09

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00

Gain from investment operations:
Net investment income (a)	—
Net realized and unrealized gain on total investments	—

Total gain from investment operations	—

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$1.00

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.00	%(c)
Ratio of net investment income to average net assets	0.00	%(c)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Annual Report	179

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of forty-seven series (the “Funds” or individually the “Fund”). The Bond Index Fund commenced operations on September 14, 2009. Ten Funds, known as the TIAA-CREF Lifecycle Funds, and ten Funds, known as the TIAA-CREF Lifecycle Index Funds, are presented in separate shareholder reports. The Lifecycle Index Funds commenced operations on September 30, 2009.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On September 30, 2009, certain Funds made an additional share class (Premier) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

Effective October 25, 2008, the names of the Trust and certain of its series changed as follows:

	Existing	New Name

Trust Name:	TIAA-CREF Institutional Mutual Funds	TIAA-CREF Funds

Series Name:	Managed Allocation Fund II	Managed Allocation Fund
	Bond Plus Fund II	Bond Plus Fund
	High-Yield Fund II	High-Yield Fund
	Short-Term Bond Fund II	Short-Term Bond Fund
	Tax-Exempt Bond Fund II	Tax-Exempt Bond Fund

The Growth Equity Fund was liquidated on April 17, 2009 and its net assets were distributed to shareholders.

On June 12, 2009, each of the below series of the TIAA-CREF Funds (the “Target Funds”) was reorganized into a corresponding series of Funds (the “Acquiring Funds”) pursuant to an Agreement and Plan of Reorganization and Termination, which was approved by the Board of Trustees of the TIAA-CREF Funds on November 18, 2008. The transaction was structured to qualify as tax-free under the Internal Revenue Code of 1986 (“Code”). The tax-free exchange of shares by the Acquiring Funds for the assets and liabilities of the Target Funds on the date of the reorganization was as follows:

Acquiring Fund	Target Fund	Shares Issued by Acquiring Fund	Total Net Assets of the Target Funds	Unrealized Appreciation (Depreciation) Included in the Target Funds Total Net Assets	Pre-merger Total Net Assets of the Acquiring Funds	Post-merger Total Net Assets of the Acquiring Funds

Equity Index Fund	Mid-Cap Growth Index Fund	11,360,360	80,756,652	(2,799,793)	1,000,831,204	1,326,666,101
Equity Index Fund	Mid-Cap Value Index Fund	16,520,963	117,499,465	(4,511,959)	1,000,831,204	1,326,666,101
Equity Index Fund	Mid-Cap Blend Index Fund	17,930,771	127,578,780	(18,845,428)	1,000,831,204	1,326,666,101
Small-Cap Blend Index Fund	Small-Cap Growth Index Fund	16,830,312	156,627,418	(21,953,902)	229,043,487	537,744,679
Small-Cap Blend Index Fund	Small-Cap Value Index Fund	16,345,057	152,073,774	(60,237,658)	229,043,487	537,744,679

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events through November 19, 2009. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

180	2009 Annual Report ▪ TIAA-CREF Funds

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among each Fund in the Trust.

Dollar rolls transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. Securities loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio and record a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of September 30, 2009, the Funds were not participating in the securities lending program.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds may invest in TIPS, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REIT adjustments, foreign currency transactions, distribution reclassification, and gains on certain equity securities designated and issued by “passive foreign investment companies”.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Code and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available

TIAA-CREF Funds ▪ 2009 Annual Report	181

NOTES TO FINANCIAL STATEMENTS

for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended September 30, 2009, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, expiration of capital loss carryovers and gains and losses from the sale of stock and passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds and may be invested at the direction of the Trustee. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended September 30, 2009, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Guarantee program: On October 7, 2008, the Board of Trustees of the TIAA-CREF Funds approved the participation of the TIAA-CREF Money Market Fund (the “Fund”) in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program expired on September 18, 2009. The Fund paid a total of $591,528 to the Program during the year ended September 30, 2009, which is shown on the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common & preferred stock – Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange, on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities – Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments – Prior to February 1, 2009, all short-term investments (other than those in the Money Market Fund), with maturities of one year or less, were valued in the same manner as debt securities. Effective February 1, 2009, short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with

182	2009 Annual Report ▪ TIAA-CREF Funds

continued

maturities in excess of 60 days are valued in the same manner as debt securities. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in Registered Investment Companies – These investments are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts – Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

As of September 30, 2009, 100% of the investments in the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, and the Managed Allocation Fund were valued based on Level 1 inputs.

As of September 30, 2009, 100% of the investments in the High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Growth & Income Fund
Domestic Common Stocks	$1,308,506,577	$—	$—	$1,308,506,577
Foreign Common Stocks
Business Services	—	1,491,680	—	1,491,680
Chemicals and Allied Products	—	2,847,158	—	2,847,158
Food and Kindred Products	—	13,399,591	—	13,399,591
Hotels and Other Lodging Places	—	349,611	—	349,611
Industrial Machinery and Equipment	—	3,736,141	—	3,736,141
Metal Mining	—	5,584,336	—	5,584,336
Oil and Gas Extraction	—	1,971,070	—	1,971,070

Total	$1,308,506,577	$29,379,587	$—	$1,337,886,164

International Equity Fund
Domestic Common Stocks
Holding and Other Investment Offices	$27,066,163	$—	$—	$27,066,163
Foreign Common Stocks	46,787,341	1,889,696,762	—	1,936,484,103

Total	$73,853,504	$1,889,696,762	$—	$1,963,550,266

Large-Cap Growth Fund
Domestic Common Stocks	$695,205,910	$—	$—	$695,205,910
Foreign Common Stocks
Oil and Gas Extraction	—	2,581,722	—	2,581,722

Total	$695,205,910	$2,581,722	$—	$697,787,632

Large-Cap Value Fund
Domestic Common Stocks	$1,047,773,456	$—	$—	$1,047,773,456
Foreign Common Stocks
Depository Institutions	—	6,585,097	—	6,585,097
Electronic and Other Electric Equipment	—	4,919,114	—	4,919,114
Holding and Other Investment Offices	—	5,762,345	—	5,762,345
Hotels and Other Lodging Places	—	5,223,711	—	5,223,711
Metal Mining	—	7,048,055	—	7,048,055
Paper and Allied Products	—	54,000	—	54,000
Real Estate	—	2,931,548	—	2,931,548

Total	$1,047,773,456	$32,523,870	$—	$1,080,297,326

Mid-Cap Growth Fund
Domestic Common Stocks	$658,961,489	$—	$—	$658,961,489
Foreign Common Stocks
Business Services	—	12,262,881	—	12,262,881
Chemicals and Allied Products	—	3,395,774	—	3,395,774
Heavy Construction, Except Building	—	3,289,962	—	3,289,962
Hotels and Other Lodging Places	—	172,725	—	172,725
Oil and Gas Extraction	—	4,995,557	—	4,995,557

Total	$658,961,489	$24,116,899	$—	$683,078,388

TIAA-CREF Funds ▪ 2009 Annual Report	183

NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Level 3	Total

Mid-Cap Value Fund
Domestic Common Stocks	$1,334,488,235	$—	$—	$1,334,488,235
Foreign Common Stocks
Apparel and Accessory Stores	—	2,735,875	—	2,735,875
Coal Mining	—	4,031,786	—	4,031,786
Communications	—	2,824,225	—	2,824,225
Hotels and Other Lodging Places	—	343,888	—	343,888
Metal Mining	—	8,673,738	—	8,673,738
Miscellaneous Manufacturing Industries	—	1,206,631	—	1,206,631
Oil and Gas Extraction	—	6,153,645	—	6,153,645
Primary Metal Industries	—	3,742,940	—	3,742,940
Printing and Publishing	—	7,456,603	—	7,456,603
Rubber and Miscellaneous Plastic Products	—	3,352,732	—	3,352,732
Transportation By Air	—	1,617,531	—	1,617,531
Transportation Equipment	—	9,202,400	—	9,202,400
Water Transportation	—	185,420	—	185,420

Total	$1,334,488,235	$51,527,414	$—	$1,386,015,649

Small-Cap Equity Fund
Domestic Common Stocks	$652,322,169	$—	$—	$652,322,169
Foreign Common Stocks
Hotels and Other Lodging Places	—	171,684	—	171,684

Total	$652,322,169	$171,684	$—	$652,493,853

Small-Cap Blend Index Fund
Domestic Common Stocks	$602,866,735	$—	$—	$602,866,735
Foreign Common Stocks
Electronic and Other Electric Equipment	—	1	—	1

Total	$602,866,735	$1	$—	$602,866,736

International Equity Index Fund
Domestic Common Stocks
Holding and Other Investment Offices	$43,039,820	$—	$—	$43,039,820
Foreign Common Stocks	26,136	1,172,385,401	—	1,172,411,537
Futures*	(38,057)	—	—	(38,057)

Total	$43,027,899	$1,172,385,401	$—	$1,215,413,300

Enhanced International Equity Index Fund
Domestic Common Stocks
Business Services	$164,875	$—	$—	$164,875
Holding and Other Investment Offices	7,936,970	—	—	7,936,970
Petroleum and Coal Products	175,859	—	—	175,859
Foreign Common Stocks	11,394,249	337,900,436	—	349,294,685

Total	$19,671,953	337,900,436	$—	$357,572,389

Bond Fund
Corporate Bonds	$—	$626,727,180	$—	$626,727,180
Government Bonds	—	1,451,581,340	—	1,451,581,340
Structured Assets	—	138,145,634	—	138,145,634
Preferred Stocks	756,640	—	—	756,640
Short-term Investments	—	248,463,449	—	248,463,449

Total	$756,640	$2,464,917,603	$—	$2,465,674,243

Bond Plus Fund
Corporate Bonds	$—	$216,391,044	$—	$216,391,044
Government Bonds	—	239,287,016	—	239,287,016
Structured Assets	—	47,434,063	—	47,434,063
Preferred Stocks	247,636	—	—	247,636
Investments in Registered Investment Companies	4,369,815	—	—	4,369,815
Short-term Investments	—	21,663,947	—	21,663,947

Total	$4,617,451	$524,776,070	$—	$529,393,521

Short-Term Bond Fund
Corporate Bonds	$—	$93,125,139	$—	$93,125,139
Government Bonds	—	155,501,892	—	155,501,892
Structured Assets	—	13,592,192	—	13,592,192
Preferred Stocks	118,390	—	—	118,390

Total	$118,390	$262,219,223	$—	$262,337,613

*	Futures contracts are derivatives instruments not reflected in the portfolio of investments. They are valued at the unrealized appreciation/depreciation on the instrument.

Please see the Summary Portfolios of Investments for a detailed breakout by industry.

184	2009 Annual Report ▪ TIAA-CREF Funds

continued

Note 3—investment adviser and affiliates

Under the terms of the Funds’ Investment Management Agreement, Advisors provides asset management services to each Fund for an annual fee, payable monthly. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the terms of a Distribution (12b-1) Plan, the Retail Class of each Fund (except Bond Index Fund) reimburses TPIS for amounts incurred up to 0.25% of average daily net assets to distribute the Retail Class of each Fund. The Board of Trustees of the TIAA-CREF Funds voted to activate the Retail Class Distribution (12b-1) Plan and TPIS began collecting reimbursements under the Plan effective August 1, 2009. The Premier Class of each Fund and the Retail Class of the Bond Index Fund have adopted a Distribution (12b-1) Plan that compensates TPIS for providing distribution, promotional and shareholder services to the Premier Class and Retail Class of the Bond Index Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Premier Class and Retail Class of the Bond Index Fund, respectively.

For the Money Market Fund, effective August 18, 2009, TPIS waived the reimbursement of a portion of Distribution (12b-1) Plan expenses on the Retail Class and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers are voluntary in nature and can be discontinued at any time. Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and expenses) exceeds certain percentages. As of September 30, 2009, the Investment Management Fee, Service Agreement Fee, Distribution Fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment Management Fee Range	Service Agreement Fee	Maximum Distribution Fee		Maximum Expense Amounts‡

Fund		Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class[f]	Premier Class

Growth & Income*	0.39–0.45%	0.25%	0.25%	0.15%	0.52%	0.77%	0.91%	0.67%
International Equity*	0.44–0.50	0.25	0.25	0.15	0.60	0.85	0.99	0.75
Large-Cap Growth*	0.39–0.45	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Large-Cap Value*	0.39–0.45	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Mid-Cap Growth*	0.42–0.48	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Mid-Cap Value*	0.42–0.48	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Small-Cap Equity*	0.42–0.48	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.34	—	—
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.34	—	—
Equity Index	0.04	0.25	0.25	0.15	0.09	0.34	0.48	0.24
S&P 500 Index	0.04	0.25	—	—	0.09	0.34	—	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.34	—	—
International Equity Index	0.04	0.25	—	0.15	0.15	0.40	—	0.30
Enhanced International Equity Index	0.45	—	—	—	0.55	—	—	—
Enhanced Large-Cap Growth Index	0.35	—	—	—	0.40	—	—	—
Enhanced Large-Cap Value Index	0.35	—	—	—	0.40	—	—	—
Social Choice Equity	0.15	0.25	0.25	0.15	0.22	0.47	0.61	0.37
Real Estate Securities*	0.44–0.50	0.25	0.25	0.15	0.57	0.82	0.96	0.72
Managed Allocation	0.00	0.25	0.25	—	0.00	0.25	0.25	—
Bond*	0.27–0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Plus*	0.27–0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Short-Term Bond*	0.22–0.25	0.25	0.25	0.15	0.30	0.55	0.65	0.45
High-Yield*	0.32–0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Tax-Exempt Bond*	0.27–0.30	—	0.25	—	0.35	—	0.70	—
Inflation-Linked Bond*	0.27–0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Index§	0.10	0.25	0.25	0.15	0.13	0.38	0.48	0.28
Money Market	0.10	0.25	0.25	0.15	0.15¥	0.40¥	0.50¥	0.30

*	These Funds are subject to a breakpoint schedule on their management fees, which reduces these fees as the Fund’s net assets increase.

‡

Maximum expense amounts reflect all expenses, including investment management fees. These expense reimbursement arrangements will continue through at least January 31, 2011 for the Premier Class of all Funds and all classes of the Bond Index Fund, through April 30, 2010 for the other classes of the remaining Index Funds (excluding the Enhanced Index Funds) and through January 31, 2010 for the Enhanced Index Funds and other classes of the remaining Funds. These can only be changed with the approval of the Board of Trustees.

§	Fund’s inception was September 14, 2009.

f

Prior to August 1, 2009, the maximum expense amounts for the Retail Class were 0.00% for Managed Allocation Fund; 0.23% for Equity Index Fund; 0.25% for Money Market Fund; 0.36% for Social Choice Equity Fund; 0.40% for Short-Term Bond Fund; 0.45% for Bond Fund, Bond Plus Fund, Tax-Exempt Bond Fund and Inflation-Linked Bond Fund; 0.50% for High-Yield Fund; 0.66% for the Growth & Income Fund, Large-Cap Growth Fund and Large-Cap Value Fund; 0.69% for the Mid-Cap Growth Fund, Mid-Cap Value Fund and Small-Cap Equity Fund; 0.71% for Real Estate Securities Fund; and 0.74% for International Equity Fund.

¥	Expenses related to the Guarantee Program are not included in the maximum expense amounts for the Money Market Fund.

TIAA-CREF Funds ▪ 2009 Annual Report	185

NOTES TO FINANCIAL STATEMENTS

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. Certain affiliates own shares in the Funds. In addition, certain TIAA-CREF Funds and other affiliates make investments in the Funds.

The following is the percentage of the Funds’ shares owned by affiliates as of September 30, 2009:

Underlying Fund	TIAA		TIAA-CREF Funds		CREF	Total

Growth & Income	0	%(a)	20%		—	20%
International Equity	0	(a)	15		—	15
Large-Cap Growth	0	(a)	42		—	42
Large-Cap Value	0	(a)	28		—	28
Mid-Cap Growth	0	(a)	3		—	3
Mid-Cap Value	0	(a)	2		—	2
Small-Cap Equity	0	(a)	23		—	23
Equity Index	4		2		—	6
Small-Cap Blend Index	17		—		—	17
International Equity Index	0	(a)	1		—	1
Enhanced International Equity Index	0	(a)	90		—	90
Enhanced Large-Cap Growth Index	0	(a)	90		—	90
Enhanced Large-Cap Value Index	0	(a)	90		—	90
Social Choice Equity	0	(a)	—		—	0
Real Estate Securities	0	(a)	—		—	0
Bond	0	(a)	28		—	28
Bond Plus	2		—		—	2
Short-Term Bond	0	(a)	18		—	18
High-Yield	0	(a)	26		1	27
Tax Exempt Bond	2		—		—	2
Inflation-Linked Bond	0	(a)	5		—	5
Bond Index	90		9		—	99
Money Market	0	(a)	0	(a)	—	0

(a)	Less than 1%

Note 4—investments

At September 30, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth & Income	$1,253,069,602	$136,275,875	$(51,459,313)	$84,816,562
International Equity	1,975,637,402	202,271,659	(214,358,795)	(12,087,136)
Large-Cap Growth	635,039,659	73,687,416	(10,939,443)	62,747,973
Large-Cap Value	1,127,609,842	76,197,676	(123,510,192)	(47,312,516)
Mid-Cap Growth	646,863,995	76,413,359	(40,198,966)	36,214,393
Mid-Cap Value	1,342,499,862	134,414,101	(90,898,314)	43,515,787
Small-Cap Equity	613,226,348	85,609,468	(46,341,963)	39,267,505
Large-Cap Growth Index	451,664,578	37,366,333	(32,350,093)	5,016,240
Large-Cap Value Index	607,318,259	14,180,217	(123,655,336)	(109,475,119)
Equity Index	1,442,337,904	204,961,113	(168,053,682)	36,907,431
S&P 500 Index	1,283,374,197	79,098,824	(225,766,941)	(146,668,117)
Small-Cap Blend Index	661,023,867	58,411,044	(116,568,175)	(58,157,131)
International Equity Index	1,287,929,866	67,632,611	(140,111,120)	(72,478,509)
Enhanced International Equity Index	331,920,488	37,251,444	(11,599,543)	25,651,901
Enhanced Large-Cap Growth Index	454,126,253	46,946,538	(6,733,829)	40,212,709
Enhanced Large-Cap Value Index	472,112,718	45,590,275	(19,067,447)	26,522,828
Social Choice Equity	741,419,803	43,355,859	(86,865,898)	(43,510,039)
Real Estate Securities	556,160,539	14,595,360	(137,120,760)	(122,525,400)
Managed Allocation	518,481,518	7,192,644	(30,898,083)	(23,705,439)
Bond	2,407,216,227	92,693,465	(34,235,449)	58,458,016
Bond Plus	527,008,718	24,111,823	(21,727,020)	2,384,803
Short-Term Bond	262,927,623	8,065,253	(8,655,263)	(590,010)
High-Yield	457,122,108	32,116,417	(8,918,131)	23,198,286
Tax-Exempt Bond	248,522,456	11,309,338	(1,845,884)	9,463,454
Inflation-Linked Bond	738,924,955	19,028,768	(337,709)	18,691,059
Bond Index	98,193,520	514,897	(86,586)	428,311

At September 30, 2009, this fund held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized (Loss)

International Equity Index	E-mini MSCI EAFE	160	$12,368,000	December 2009	$(38,057)

The Funds purchased 5,796 equity futures contracts with a notional cost of $277,696,066 and sold 5,852 equity futures contracts with a notional value of $279,642,945 during the period ended September 30, 2009.

186	2009 Annual Report ▪ TIAA-CREF Funds

continued

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds, except the Money Market Fund, for the period ended September 30, 2009, were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales

Growth & Income	$1,663,713,871	$—	$1,320,489,914	$—
International Equity	1,907,505,240	—	1,906,344,580	—
Large-Cap Growth	1,545,056,430	—	1,386,247,480	—
Large-Cap Value	1,249,454,820	—	1,126,109,254	—
Mid-Cap Growth	556,348,036	—	364,169,955	—
Mid-Cap Value	966,576,056	—	531,594,511	—
Small-Cap Equity	583,249,734	—	432,961,012	—
Large-Cap Growth Index	185,621,831	—	97,557,649	—
Large-Cap Value Index	228,231,365	—	120,774,668	—
Equity Index	259,190,620	—	116,809,420	—
S&P 500 Index	189,748,426	—	51,052,056	—
Small-Cap Blend Index	170,823,205	—	107,446,098	—
International Equity Index	591,850,659	—	258,931,814	—
Enhanced International Equity Index	404,981,941	—	253,486,416	—
Enhanced Large-Cap Growth Index	717,671,853	—	446,582,073	—
Enhanced Large-Cap Value Index	501,426,368	—	198,455,530	—
Social Choice Equity	199,127,944	—	84,486,860	—
Real Estate Securities	348,383,962	—	263,191,678	—
Managed Allocation	210,463,989	—	213,188,861	—
Bond	746,693,731	2,920,009,416	514,287,270	2,793,499,655
Bond Plus	249,411,644	462,316,051	178,511,291	491,851,805
Short-Term Bond	109,715,838	319,666,577	74,831,736	343,729,759
High-Yield	396,408,616	—	277,194,921	—
Tax-Exempt Bond	69,090,774	—	68,447,763	—
Inflation-Linked Bond	—	194,931,282	—	110,273,364
Bond Index	26,478,685	347,368,034	—	275,583,033

TIAA-CREF Funds ▪ 2009 Annual Report	187

NOTES TO FINANCIAL STATEMENTS

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended September 30, 2009 and 2008 were as follows:

	2009			2008

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Growth & Income	$14,658,587	$—	$14,658,587	$14,376,255	$20,628,201	$35,004,456
International Equity	59,041,851	—	59,041,851	49,223,450	313,165,294	362,388,744
Large-Cap Growth	3,451,563	—	3,451,563	6,143,489	31,447,729	37,591,218	**
Large-Cap Value	21,289,117	—	21,289,117	32,533,071	47,257,331	79,790,402
Mid-Cap Growth	153,899	—	153,899	4,897,799	31,129,022	36,026,821
Mid-Cap Value	14,025,014	2,076,416	16,101,430	24,090,105	30,420,551	54,510,656
Small-Cap Equity	2,109,894	—	2,109,894	16,412,269	19,756,409	36,168,678
Large-Cap Growth Index	4,870,180	33,141	4,903,321	5,526,173	248,686	5,774,859
Large-Cap Value Index	12,511,576	379,792	12,891,368	13,632,270	12,021,862	25,654,132
Equity Index	19,013,569	—	19,013,569	26,053,275	15,831,265	41,884,540
S&P 500 Index	24,236,806	69,341	24,306,147	22,840,054	6,743,903	29,583,957
Small-Cap Blend Index	3,669,487	9,005,653	12,675,140	5,773,771	7,173,375	12,947,146
International Equity Index	29,261,500	—	29,261,500	20,111,211	6,981,538	27,092,749
Enhanced International Equity Index	3,582,257	—	3,582,257	34,230	—	34,230
Enhanced Large-Cap Growth Index	1,258,710	—	1,258,710	37,160	—	37,160
Enhanced Large-Cap Value Index	3,036,079	—	3,036,079	47,620	—	47,620
Social Choice Equity	10,528,953	11,002	10,539,955	8,155,712	4,114,850	12,270,562
Real Estate Securities	10,114,179	—	10,114,179	25,150,745	66,512,024	91,662,769	**
Managed Allocation	13,508,274	—	13,508,274	19,259,033	520,581	19,779,614
Bond	80,945,598	—	80,945,598	87,942,399	—	87,942,399
Bond Plus	23,662,448	—	23,662,448	27,558,169	—	27,558,169
Short-Term Bond	8,941,940	—	8,941,940	12,232,758	—	12,232,758
High-Yield	35,740,264	—	35,740,264	30,827,094	207,098	31,034,192
Tax-Exempt Bond *	9,142,135	97,723	9,239,858	9,155,191	102,899	9,258,090
Inflation-Linked Bond	29,254	—	29,254	41,704,757	—	41,704,757
Bond Index	75,696	—	75,696	—	—	—
Money Market	13,737,695	—	13,737,695	49,133,169	—	49,133,169

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2009 and 2008 of $9,120,619 and $9,141,200 respectively.

**	Total Distributions for Large-Cap Growth and Real Estate Securities for the year ended on September 30, 2008 include return of capital distributions of $2,047,974 and $7,947,268 respectively.

As of September 30, 2009, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post-October Losses	Total

Growth & Income	$—	$—	$84,821,017	$(47,079,549)	$(65,757,867)	$(28,016,399)
International Equity	28,179,469	—	(11,612,407)	(428,924,333)	(491,896,590)	(904,253,861)
Large-Cap Growth	—	—	62,748,324	(119,870,735)	(57,144,818)	(114,267,229)
Large-Cap Value	10,406,224	—	(47,312,333)	(163,862,962)	(105,229,866)	(305,998,937)
Mid-Cap Growth	458,241	—	36,214,382	(36,202,757)	(63,570,377)	(63,100,511)
Mid-Cap Value	12,003,989	—	43,517,312	(36,381,698)	(133,179,727)	(114,040,124)
Small-Cap Equity	3,918,907	—	39,267,497	(56,175,835)	(92,484,953)	(105,474,384)
Large-Cap Growth Index	4,455,067	—	5,016,239	(16,633,304)	(29,499,285)	(36,661,283)
Large-Cap Value Index	7,825,415	—	(109,475,117)	(993,800)	(17,969,463)	(120,612,965)
Equity Index	16,211,134	—	36,907,428	(35,958,894)	(128,566,166)	(111,406,498)
S&P 500 Index	16,093,212	—	(146,668,123)	(24,908,460)	(5,933,694)	(161,417,065)
Small-Cap Blend Index	3,513,247	—	(58,157,131)	(1,131,277)	(31,320,422)	(87,095,583)
International Equity Index	23,907,075	—	(72,425,850)	(800,640)	(12,472,092)	(61,791,507)
Enhanced International Equity Index	7,628,863	—	25,672,658	(16,054,632)	(23,773,555)	(6,526,666)
Enhanced Large-Cap Growth Index	3,790,689	—	40,212,713	(6,173,532)	(820,006)	37,009,864
Enhanced Large-Cap Value Index	6,120,003	—	26,522,828	(2,569,501)	(6,856,826)	23,216,504
Social Choice Equity	7,800,047	—	(43,510,034)	(13,466,640)	(28,625,161)	(77,801,788)
Real Estate Securities	2,162,042	—	(122,525,668)	(53,761,914)	(63,064,509)	(237,190,049)
Managed Allocation	2,693	—	(23,705,438)	(12,808,552)	(44,251,372)	(80,762,669)
Bond	248,570	—	58,458,016	(27,626,910)	(9,526,054)	21,553,622
Bond Plus	123,837	—	2,384,802	(18,623,966)	(7,816,086)	(23,931,413)
Short-Term Bond	75,949	—	(590,010)	(2,590,543)	(952,360)	(4,056,964)
High-Yield	168,178	—	23,198,286	(22,357,362)	(30,866,591)	(29,857,489)
Tax-Exempt Bond	170,297	358,249	9,463,454	—	—	9,992,000
Inflation-Linked Bond	—	—	18,691,059	(4,638,093)	(5,268,872)	8,784,094
Bond Index	6,902	—	428,311	—	—	435,213
Money Market	100	—	—	(1,092)	—	(992)

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies and the utilization and expiration of capital loss carryovers.

188	2009 Annual Report ▪ TIAA-CREF Funds

concluded

At September 30, 2009, the following Funds had capital loss carryovers, which will expire as follows:

	Date of Expiration

Fund	9/30/10	9/30/11	9/30/12	9/30/13	9/30/14	9/30/15	9/30/16	9/30/17	Total

Growth & Income	$4,906,120	$—	$—	$—	$—	$—	$—	$42,173,429	$47,079,549
International Equity	—	—	—	—	—	—	—	428,924,333	428,924,333
Large-Cap Growth	60,601,952	9,870,740	1,691,917	—	—	—	—	47,706,126	119,870,735
Large-Cap Value	—	—	—	—	—	—	141,610	163,721,352	163,862,962
Mid-Cap Growth	—	—	—	—	—	—	—	36,202,757	36,202,757
Mid-Cap Value	—	—	—	—	—	—	—	36,381,698	36,381,698
Small-Cap Equity	—	—	—	—	—	—	2,890,078	53,285,757	56,175,835
Large-Cap Growth Index	—	—	—	—	—	—	—	16,633,304	16,633,304
Large-Cap Value Index	—	—	—	—	—	—	—	993,800	993,800
Equity Index	—	—	—	—	—	—	21,401,625	14,557,269	35,958,894
S&P 500 Index	—	—	—	—	—	—	—	24,908,460	24,908,460
Small-Cap Blend Index	—	—	—	—	—	—	496,549	634,728	1,131,277
International Equity Index	—	—	—	—	—	—	—	800,640	800,640
Enhanced International Equity Index	—	—	—	—	—	—	1	16,054,631	16,054,632
Enhanced Large-Cap Growth Index	—	—	—	—	—	—	1	6,173,531	6,173,532
Enhanced Large-Cap Value Index	—	—	—	—	—	—	1	2,569,500	2,569,501
Social Choice Equity	—	—	—	—	—	—	—	13,466,640	13,466,640
Real Estate Securities	—	—	—	—	—	—	—	53,761,914	53,761,914
Managed Allocation	—	—	—	—	—	—	—	12,808,552	12,808,552
Bond	—	—	—	—	330,469	17,090,688	—	10,205,753	27,626,910
Bond Plus	—	—	—	4,900,372	120,262	—	1,547,153	12,056,179	18,623,966
Short-Term Bond	—	—	—	2,088,634	501,909	—	—	—	2,590,543
High-Yield	398,437	—	—	—	—	—	—	21,958,925	22,357,362
Inflation-Linked Bond	—	—	—	—	—	2,826,986	—	1,811,107	4,638,093
Money Market	—	—	500	219	373	—	—	—	1,092

For the year ended September 30, 2009, the Short-Term Bond Fund and Money Market Fund utilized $1,251,708, and $4,239 respectively, of their capital loss carryover available from prior years. The Large-Cap Growth Fund had $129,325,246 of capital loss carryover that expired on September 30, 2009.

Due to the reorganization on June 12, 2009, involving the Mid-Cap Blend Index Fund, Mid-Cap Growth Index Fund and Mid-Cap Value Index Fund (the “target Funds”), into the Equity Index Fund (the “acquiring Fund”), the future utilization of the Equity Index Fund’s capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

Due to the reorganization on June 12, 2009, involving the Small-Cap Growth Index Fund, and the Small-Cap Value Index Fund (the “target Funds”), into the Small-Cap Blend Index Fund (the “acquiring Fund”), the future utilization of the Small-Cap Blend Index Fund’s capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

Note 6—line of credit

Each of the Funds, except the Bond, Short-Term Bond, Bond Plus, Bond Index, and Money Market Funds, participates in a $750 million unsecured revolving credit facility dated June 30, 2009 that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing Funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the year ended September 30, 2009, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Funds ▪ 2009 Annual Report	189

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and Money Market Fund (constituting the TIAA-CREF Funds, hereafter referred to as the “Funds”) at September 30, 2009, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
November 19, 2009

190	2009 Annual Report ▪ TIAA-CREF Funds

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF FUNDS

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006); Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	66

Director and member of the Investment Committee, the Maine Coast Heritage Trust, Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	66

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	66	None

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Formerly, Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	66	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Formerly, Acting Dean (2009); Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	66	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994- 1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	66	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	President and Chief Operating Officer, Arnhold S. Bleichroeder Advisers, Inc. (2009); Principal, BAM Consulting LLC (since 2003). Formerly, Independent Consultant for Merrill Lynch (2003-2009). Chairman, Oppenheimer Funds, Inc. (2000-2001), Chief Executive Officer (1995-2001), President (1991-2000), and Chief Operating Officer (1989-1995) of that firm.	66	Director, Prudential plc, International Advisory Board, and British-American Business Council.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006-2008) and Associate Head (1994-2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-2008).	66	The Jeffrey Company and Jeflion Company (unregistered investment companies), the Alfred P. Sloan Foundation and National Bureau of Economic Research.

TIAA-CREF Funds ▪ 2009 Annual Report	191

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF FUNDS

Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman and Trustee	Indefinite term. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); Chairman and CEO and CIO, NCM Capital Advisers Inc. (since 2003), and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	66	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987); Fellow, Financial Management Association (since 2002). Formerly, Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				66	None

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President since 2007.

Executive Vice President (EVP), Individual & Institutional Client Services (since 2009), EVP, Individual Client Services (2007-2009) of Teachers Insurance and Annuity Association (“TIAA”) and of TIAA-CREF Funds, College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2008); EVP of Individual Client Services of TIAA and the TIAA-CREF Fund Complex (2007-2008); Manager, President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since 2007); and Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly, Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009

EVP and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009). Formerly, Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996-2009), Special Advisor to the Chairman for International Derivatives (1995-1996), U.S. Securities and Exchange Commission; and Director, Division of Market Regulation (1993-1995), U.S. Securities and Exchange Commission.

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB; 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer Asset Management Compliance of TIAA and Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008) and Chief Compliance Officer of TIAA Separate Account VA-3. Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1998-1994).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007); EVP (since 1997) of CREF and TIAA Separate Account VA-1; EVP, Investments, Research, Institute & Strategy (since 2009), EVP, Head of Asset Management (2006-2009), and EVP and Chief Investment Officer (2005) of TIAA. Director, Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of TCIM (since 2004). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), and Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2006). Formerly, Director of TIAA Global Markets, Inc. (2004-2005); Director of TIAA-CREF Life Insurance Company (1997-2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006-2008).

192	2009 Annual Report ▪ TIAA-CREF Funds

concluded

Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009). Treasurer of CREF (since 2008). Director (since 2008) and Funds Treasurer (since 2007) of Advisors; Manager and Funds Treasurer of TCIM (since 2008); Director of TIAA-CREF Trust Company, FSB (since 2008). Formerly, Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

EVP Public Affairs of TIAA (since 2005) and EVP of the TIAA-CREF Fund Complex (since 2003). Formerly, Director of TIAA-CREF Life Insurance Company (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice President and Chief Communications Officer for Insurance Information Institute (1993-2001).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

EVP, Head of Risk Management of TIAA and EVP of the TIAA-CREF Fund Complex (since 2009). Senior Managing Director of Advisors and Investment Management (since 2006). Formerly, Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008-2009). Senior Managing Director, Chief Credit Risk Officer (2004-2008) of TIAA. Director, TIAA-CREF Life Insurance Company (2006-2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005-2006). Senior Vice President, Risk Management Department, Lehman Brothers (1996-2004).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

EVP, Human Resources & Corporate Services of TIAA and EVP of the TIAA-CREF Fund Complex (since 2003). Formerly, Director, TIAA-CREF Life Insurance Company (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999).

Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-year term. Executive Vice President since 2008.

EVP, Technology and Operations of TIAA (since 2008), and EVP of the TIAA-CREF Fund Complex (since 2008). Formerly, Principal, Market Resolve, LLC (2006-2008); and Head, Middle Office, Investment Banking (2000- 2002), Head, Technology and Operations, Equities (1999-2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999), JP Morgan Chase & Co.

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2001.

EVP, and Chief Institutional Development and Sales Officer (since 2008), EVP, Strategy, Integration and Policy (2007-2008); EVP, Strategy, Implementation and Policy (2006-2007), EVP, Product Management (2005- 2006) of TIAA and EVP of the TIAA-CREF Fund Complex (since 2008); EVP, Strategy Implementation and Policy of TIAA (2006-2008); Manager of TIAA-CREF Redwood, LLC (since 2007); Director of TCT Holdings, Inc. (since 2007); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, EVP, Product Management of TIAA (2000-2005); and President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

EVP, Product Development and Management (since 2009), EVP, Institutional Client Services (2006-2009), and EVP, Product Management (2005-2006) of TIAA; and EVP of the TIAA Fund Complex (since 2008); EVP, Institutional Client Services (2006-2008); Director of Tuition Financing (since 2006); Director of TCT Holdings, Inc. (since 2007); EVP of TIAA-CREF Life Insurance Company (since 2009); Director (since 2007) and EVP (since 2008) of TIAA-CREF Enterprises, Inc. and Manager, President and CEO, TIAA-CREF Redwood, LLC (since 2006). Formerly, Senior Vice President, Pension Products (2003-2006) and Vice President, Support Services (1998-2003) of TIAA and the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223-1200.

TIAA-CREF Funds ▪ 2009 Annual Report	193

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL/APPROVAL PROCESS

The Board held a meeting on April 1, 2009, at which it considered the annual renewal of the Agreement for each Fund then in operation using its previously-established process. In addition, the Board held a meeting on July 21, 2009 at which it considered the initial approval of the Agreement with respect to the Trust’s new series, Bond Index Fund, using this same process. As part of this process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals or approvals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the April and July 2009 Board meetings, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee followed guidelines regarding reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. (Note that since the Bond Index Fund had no prior operations, only comparative expense data was provided by Lipper concerning this Fund.) Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect more recent reductions in assets experienced by most mutual funds due to market losses and outflows resulting from the economic downturn.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services or proposed services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meetings held on April 1, 2009 and July 21, 2009, independent legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew or approve the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year (except with respect to the new Bond Index Fund); (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and

194	2009 Annual Report ▪ TIAA-CREF Funds

continued

best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned or, with respect to the Bond Index Fund, any potential profits to be earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented to the Trustees’ counsel only); and (9) proposed narrative explanations of reasons why the Board should renew or approve the Agreement.

In considering whether to renew or approve the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to each Fund; (2) the investment performance of each Fund (except Bond Index Fund); (3) the costs of the services provided to each Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized or are anticipated to be realized as each Fund grows; (5) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew or approve the Agreement.

In reaching its decisions regarding the renewal or approval of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from K&L Gates LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal and approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for all Funds then in operation at the April 1, 2009 meeting and for the Bond Index Fund at the July 21, 2009 meeting, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal or approval determinations on a Fund-by-Fund basis. In deciding whether to renew or approve the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew or approve the Agreement for each Fund.

At its meeting on April 1, 2009, the Board voted unanimously to renew the particular Agreement for each Fund other than the Bond Index Fund. At the meeting on July 21, 2009, the Board voted unanimously to approve the Agreement for the Bond Index Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the existing Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”) and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds (except for Bond Index Fund), as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and/or peer groups of mutual funds, and that, in the case of Funds that had consistently underperformed for an extended period of time, TAI represented that it had taken or was planning to implement affirmative steps to enhance the investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided or to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund (except for Bond Index Fund), as applicable, over one-, two-, three-, four- and five-year periods. The Board considered each Fund’s performance as compared to its peer groups and benchmark indices. The Board also reviewed the index Funds’ (not including the enhanced index Funds’) performance before any reductions for fees or expenses as compared to their respective benchmark indices. In this regard, the Board considered that most financial markets had experienced nearly unprecedented decreases and volatility during the year that had adversely impacted the Funds’ performance. However, despite these circumstances, most Funds’ performance generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three

TIAA-CREF Funds ▪ 2009 Annual Report	195

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Fund’s performance (except for the Bond Index Fund), see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which Funds had consistently underperformed their benchmarks or peer groups of mutual funds for an extended period of time, TAI had taken reasonable remedial actions or represented that it was in the process of taking such actions. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable. The Board also considered its ongoing review of best execution and portfolio turnover practices of TAI with respect to certain Funds to assess whether those practices continue to be in the best interests of those Funds.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2008 for Funds in operation at that time. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI had earned profits with respect to some of the Funds under the Agreement and expected this trend to continue, but that for certain of the Funds, including all of the index Funds (not including the enhanced index Funds), there was no current expectation for TAI to earn a profit in the foreseeable future. The Board also considered TAI’s estimated profitability with respect to the Bond Index Fund, which projected that this Fund would not be immediately profitable for TAI but could reach profitability for TAI in a few years. With respect to those Funds for which the Agreement was profitable to TAI in 2008, the Board determined that those profits were reasonable and not excessive in light of various relevant factors. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged or to be charged to a Fund under the Agreement typically were lower or significantly lower than the management fee rates charged by many or most comparable mutual funds. Based on all factors considered, the Board determined that the fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to many of the Funds in 2008, and that the Funds then in operation had generally lost assets during the year due to the drop in the financial markets. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower fee rates) on many of the actively-managed Funds (most of which are profitable to TAI) would have a material effect on their fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates set forth in the Agreement are already at low levels compared to peer groups of mutual funds. Thus, the Board determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts. The Board also considered TAI’s representation that, while management fee rates may differ for these other funds and accounts, this is due in part to the fact that some of these funds and accounts are offered through products that charge additional fees to their investors. In this connection, the Board considered TAI’s representation that because these other funds and accounts may be provided different services by TAI, target different types of investors and be packaged with other products, these factors justify different pricing schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale if these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

196	2009 Annual Report ▪ TIAA-CREF Funds

continued

FUND-BY FUND FACTORS

The Funds’ Trustees considered the following specific factors (among others) during their determination to renew or approve the Agreement. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class of each Fund (except where otherwise noted), which generally is the largest class of each Fund. Because the Retirement Class generally has different non-advisory expenses than the Institutional and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All periods referenced below end as of December 31, 2008. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

GROWTH & INCOME FUND

•	The Fund’s contractual management fee rate is 0.45% of average daily net assets.

•

The Fund’s total expenses and management fees were in the 1st quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 2nd and 1st quintiles, respectively, of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the one-year period, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 5 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

INTERNATIONAL EQUITY FUND

•

The Fund’s contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.493% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

•

For the one- and two-year periods, the Fund was in the 5th quintile of its Performance Universe. During the three-, four-and five-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 2 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	Due to the underperformance of the Fund, its portfolio management team has given additional attention to its Asian stock picking process.

LARGE-CAP GROWTH FUND

•	The Fund’s contractual management fee rate is 0.45% of average daily net assets. Due to the expiration of a waiver, the Fund’s actual management fees increased from 0.08% to 0.45% during April 2008.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one- and two-year and since-inception periods, the Fund was in the 3rd, 2nd and 2nd quintiles, respectively, of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE FUND

•	The Fund’s contractual management fee rate is 0.45% of average daily net assets with breakpoints.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•

For the one-, three-, and five-year periods, the Fund was in the 3rd quintile of its Performance Universe. For the two-and four-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MID-CAP GROWTH FUND

•	The Fund’s contractual management fee rate is 0.48% of average daily net assets with breakpoints.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 4th quintile of its Performance Universe. For the five-year period, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MID-CAP VALUE FUND

•

The Fund’s contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.471% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For one-, two-, three-, four- and five-year periods, the Fund was in the 4th, 3rd, 2nd, 2nd and 1st quintiles, respectively, of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

SMALL-CAP EQUITY FUND

•	The Fund’s contractual management fee rate is 0.48% of average daily net assets with breakpoints.

TIAA-CREF Funds ▪ 2009 Annual Report	197

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles, respectively, of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

LARGE-CAP GROWTH INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees ranked 1 out of 5 in its Expense Group and were in the 2nd and 1st quintiles of its Expense Universe, respectively.

•

For the one- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe, while during the two-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and in the 3rd and 1st quintiles of its Expense Universe, respectively.

•

For the one-, two- and four-year periods, the Fund was in the 3rd quintile of its Performance Universe, while during the three- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

EQUITY INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and in the 2nd and 1st quintiles of its Expense Universe, respectively.

•

For the one- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the two-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

S&P 500 INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and in the 1st and 2nd quintiles, respectively, of its Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe and for the five-year period, the Fund was in the 3rd quintile.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SMALL-CAP BLEND INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe and for the five-year period, the Fund was in the 3rd quintile.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

INTERNATIONAL EQUITY INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees are in the 1st quintile of its Expense Group and in the 2nd and 1st quintiles, respectively, of its Expense Universe.

•	For the two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe, while ranking in the 2nd quintile of its Performance Universe for the one-year period.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

ENHANCED INTERNATIONAL EQUITY INDEX FUND

•	The Fund’s contractual management fee rate is 0.45% of average daily net assets.

•	The Fund’s total expenses and management fees rank 1 out of 3 and 2 out of 3, respectively, of its Expense Group with respect to the Institutional Class.

•	For the one-year and since-inception periods, the Fund was in the 3rd and 4th quintiles, respectively, of its Performance Universe with respect to the Institutional Class.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

198	2009 Annual Report ▪ TIAA-CREF Funds

continued

ENHANCED LARGE-CAP GROWTH INDEX FUND

•	The Fund’s contractual management fee rate is 0.35% of average daily net assets.

•

The Fund’s total expenses and management fees are in the 2nd and 3rd quintiles of its Expense Group and in the 1st and 2nd quintiles of its Expense Universe, respectively, with respect to the Institutional Class.

•	For the one-year and since-inception periods, the Fund was in the 2nd quintile of its Performance Universe with respect to the Institutional Class.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

ENHANCED LARGE-CAP VALUE INDEX FUND

•	The Fund’s contractual management fee rate is 0.35% of average daily net assets.

•

The Fund’s total expenses and management fees are in the 2nd and 3rd quintiles of its Expense Group, respectively, and in the 1st and 2nd quintiles of its Expense Universe, respectively, with respect to the Institutional Class.

•	For the one-year and since-inception periods, the Fund was in the 3rd quintile of its Performance Universe with respect to the Institutional Class.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

SOCIAL CHOICE EQUITY FUND

•	The Fund’s contractual management fee rate is 0.15% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•

For the one- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the two-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

REAL ESTATE SECURITIES FUND

•	The Fund’s contractual management fee rate is 0.50% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•

For the one-, two- and three-year periods, the Fund was in the 3rd quintile of its Performance Universe. For the four-and five-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MANAGED ALLOCATION FUND

•	The Fund’s contractual management fee rate is 0.00% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Universe.

•	For the one-year and since-inception periods, the Fund was in the 4th quintile of its Performance Universe. For the two-year period, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

BOND FUND

•

The Fund’s contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.296% of average daily net assets.

•	The Fund’s total expenses were in the 1st and 2nd quintiles of its Expense Group and Universe, respectively, and its management fees were in the 1st quintile of its Expense Group and Universe.

•

For the one-, two- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the four-and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	Lisa Black was added to the portfolio management team of the Fund.

BOND PLUS FUND

•	The Fund’s contractual management fee rate is 0.30% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and 2nd and 1st quintiles of its Expense Universe, respectively.

•	For the one- and two-year and since-inception periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•	Lisa Black was added to the portfolio management team of the Fund.

TIAA-CREF Funds ▪ 2009 Annual Report	199

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

SHORT-TERM BOND FUND

•	The Fund’s contractual management fee rate is 0.25% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and in the 2nd and 1st quintiles, respectively, of its Expense Universe.

•	For the one- and two-year and since-inception periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•	Lisa Black was added to the portfolio management team of the Fund.

HIGH-YIELD FUND

•	The Fund’s contractual management fee rate is 0.35% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one- and two-year and since-inception periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

TAX-EXEMPT BOND FUND

•	The Fund’s contractual management fee rate is 0.30% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe with respect to the Institutional Class.

•	For the one- and two-year and since-inception periods, the Fund was in the 3rd, 3rd and 2nd quintiles of its Performance Universe, respectively, with respect to the Institutional Class.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

INFLATION-LINKED BOND FUND

•	The Fund’s contractual management fee rate is 0.30% of average daily net assets.

•	The Fund’s total expenses and management fees rank 2 out of 4 in its Expense Group and were in the 2nd quintile of its Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the five-year period, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 and 5 stars for the Retail and Institutional Class, respectively.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	John Cerra was added to the portfolio management team of the Fund with the departure of Steve Traum.

BOND INDEX FUND

•	The Fund’s contractual management fee rate was proposed to be 0.10% of average daily net assets.

•	The Fund’s pro forma total expenses and management fees were in the 2nd and 1st quintiles of its Expense Group, respectively, with respect to the Institutional Class.

MONEY MARKET FUND

•	The Fund’s contractual management fee rate is 0.10% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and in the 3rd and 1st quintiles, respectively, of its Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 3rd quintile of its Performance Universe. For the five-year period, the Fund was in the 2nd quintile of its Performance Universe.

•	Money market funds are not rated by Morningstar.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the Bond Index Fund and renewed the Agreement for each other Fund.

200	2009 Annual Report ▪ TIAA-CREF Funds

IMPORTANT TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2009, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long Term Capital Gains	Total

Mid-Cap Value	$—	$2,076,416	$2,076,416
Large-Cap Growth Index	4,005	29,136	33,141
Large-Cap Value Index	1,635	378,157	379,792
S&P 500 Index	—	69,341	69,341
Small-Cap Blend Index	42,066	8,963,587	9,005,653
Social Choice Equity	1,022	9,980	11,002
Tax-Exempt Bond	—	97,723	97,723

For the fiscal year ended September 30, 2009, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Growth & Income	100.00%
International Equity	47.74%
Large-Cap Growth	100.00%
Large-Cap Value	100.00%
Mid-Cap Growth	100.00%
Mid-Cap Value	75.80%
Small-Cap Equity	60.06%
Large-Cap Growth Index	91.33%
Large-Cap Value Index	87.15%
Equity Index	87.89%
S&P 500 Index	92.02%
Small-Cap Blend Index	26.58%
International Equity Index	49.72%
Enhanced International Equity Index	87.06%
Enhanced Large-Cap Growth Index	100.00%
Enhanced Large-Cap Value Index	100.00%
Social Choice Equity	100.00%
Real Estate Securities	1.40%
Managed Allocation	32.02%

For the fiscal year ended September 30, 2009, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Growth & Income	100.00%
International Equity	0.09%
Large-Cap Growth	100.00%
Large-Cap Value	100.00%
Mid-Cap Growth	100.00%
Mid-Cap Value	66.58%
Small-Cap Equity	60.09%
Large-Cap Growth Index	91.27%
Large-Cap Value Index	87.32%
Equity Index	87.87%
S&P 500 Index	92.12%
Small-Cap Blend Index	26.20%
Enhanced International Equity Index	0.03%
Enhanced Large-Cap Growth Index	100.00%
Enhanced Large-Cap Value Index	100.00%
Social Choice Equity	100.00%
Real Estate Securities	0.32%
Managed Allocation	24.62%

The International Equity, International Equity Index, and Enhanced International Equity Index Funds received income from foreign sources during the year ended September 30, 2009 of $41,956,628 ($0.16048 per share), $30,280,298 ($0.38493 per share), and $9,552,614 ($0.17826 per share), respectively, and paid taxes to foreign countries during the year ended September 30, 2009 of $3,402,485 ($0.01301 per share), $2,468,623 ($0.03138 per share), and $810,023 ($0.01512 per share), respectively.

The Tax-Exempt Bond Fund paid distributions to shareholders during the year ended September 30, 2009 totaling $9,239,858, of which $9,120,619 was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2009, which will be reported in conjunction with your 2009 Form 1099-DIV.

By early 2010, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Funds ▪ 2009 Annual Report	201

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2776 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue
New York, NY 10017-3206

NCI-SFI-COC-163

Printed on recycled paper

eDelivery will save trees, conserve paper and reduce mailbox clutter.

Sign up today at www.tiaa-cref.org/eDelivery

C45788	A30715 (11/09)

TIAA
CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

2009 ANNUAL REPORT

TIAA-CREF
LIFECYCLE FUNDS

OF THE TIAA-CREF FUNDS

SEPTEMBER 30, 2009

Audited financial statements

Lifecycle Funds

2010 Fund         2035 Fund

2015 Fund         2040 Fund

2020 Fund         2045 Fund

2025 Fund         2050 Fund

2030 Fund         Retirement Income Fund

THE TIAA-CREF LIFECYCLE FUNDS

Fund	Class	Ticker	Inception date

2010 Fund	Retirement Class	TCLEX	10/15/2004
	Institutional Class	TCTIX	1/17/2007
	Premier Class	TCTPX	9/30/2009

2015 Fund	Retirement Class	TCLIX	10/15/2004
	Institutional Class	TCNIX	1/17/2007
	Premier Class	TCFPX	9/30/2009

2020 Fund	Retirement Class	TCLTX	10/15/2004
	Institutional Class	TCWIX	1/17/2007
	Premier Class	TCWPX	9/30/2009

2025 Fund	Retirement Class	TCLFX	10/15/2004
	Institutional Class	TCYIX	1/17/2007
	Premier Class	TCQPX	9/30/2009

2030 Fund	Retirement Class	TCLNX	10/15/2004
	Institutional Class	TCRIX	1/17/2007
	Premier Class	TCHPX	9/30/2009

2035 Fund	Retirement Class	TCLRX	10/15/2004
	Institutional Class	TCIIX	1/17/2007
	Premier Class	TCYPX	9/30/2009

2040 Fund	Retirement Class	TCLOX	10/15/2004
	Institutional Class	TCOIX	1/17/2007
	Premier Class	TCZPX	9/30/2009

2045 Fund	Retirement Class	TTFRX	11/30/2007
	Institutional Class	TTFIX	11/30/2007
	Premier Class	TTFPX	9/30/2009

2050 Fund	Retirement Class	TLFRX	11/30/2007
	Institutional Class	TFTIX	11/30/2007
	Premier Class	TCLPX	9/30/2009

Retirement Income Fund	Retirement Class	TLIRX	11/30/2007
	Institutional Class	TLRIX	11/30/2007
	Retail Class	TLRRX	11/30/2007
	Premier Class	TPILX	9/30/2009

UNDERSTANDING YOUR LIFECYCLE FUNDS REPORT

This report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds as of September 30, 2009. There is no investment performance to report for the Premier Class of the funds, because that share class was introduced on the last day of the reporting period.

          The report includes a letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., each fund’s investment adviser, that describes the key investment strategies of the Lifecycle Funds.

          The report also contains information about the philosophy and approach of the Lifecycle Funds, descriptions of each fund’s benchmark and information regarding the funds’ expenses. Following these sections is an explanation of how the funds’ strategies fared during the twelve months and a comparison of each fund’s returns with those of its composite benchmark and a broad-based market index.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2776 for the Retirement, Institutional or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

REPORT TO INVESTORS

During the twelve months ended September 30, 2009, both U.S. and foreign stocks endured a bumpy ride, plunging more than 31% in the first half of the period before rebounding sharply in the second half. For the full twelve months, the broad U.S. stock market, as measured by the Russell 3000® Index, lost 6.4%. Foreign stocks, as measured by the MSCI EAFE Index, gained 3.2%.

          Fortunately, bond returns were robust, with returns well above historical norms. The broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 10.6% for the twelve months. In the first half of the period, a flight to quality helped U.S. Treasury securities outpace other bond sectors; in the second half, as investors proved willing to assume more risk, corporate bonds and other non-Treasury sectors led the pack.

The economy begins to stabilize

The first six months of the reporting period were marked by a worsening of the recession that had begun in late 2007. Job losses mounted steadily, the housing market continued to deteriorate, and the nation’s gross domestic product (GDP) shrank at a pace not seen in a quarter-century.

          In response, the federal government enacted a large-scale stimulus package and other programs designed to jump-start the economy. In addition, the Federal Reserve slashed its target for the federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—from 2.00% to essentially 0%. The Fed also implemented a variety of other programs to help alleviate the credit crisis.

          Halfway through the twelve-month period, the pace of economic decline began to ease. GDP, which had contracted at an annual rate of 5.4% in the fourth quarter of 2008 and 6.4% in the first quarter of 2009, decreased just 0.7% in the second quarter of 2009. While unemployment continued to rise, reaching 9.8% by period-end, monthly job losses peaked at 741,000 jobs in January, declining to less than one-third that amount in September.

          Amid growing evidence that the worst of the economic downturn may have passed and with corporate profits holding up better than expected, the Russell 3000 Index surged 16.8% and 16.3% in the second and third quarters of 2009, respectively.

Market swings affect the funds’ returns

The Lifecycle Funds were not immune to the market volatility that prevailed during the twelve-month period. The funds’ performance reflected both the stock market’s decline in the first half of the period and its comeback in the second half. The funds also participated in the solidly positive returns of the bond market; those funds with

2	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

the largest allocations to the fixed-income markets produced the highest returns. For the Retirement Class, returns ranged from –4.1% for the 2050 Fund to 4.9% for the Retirement Income Fund.

          Seven of the Lifecycle Funds outperformed their respective composite benchmarks. Pages 12 and 13 of this report provide a detailed explanation of the funds’ performance for the twelve months ended September 30, 2009.

Funds show the value of staying invested for the long term

Difficult market conditions continue to test all investors. However, history has shown that both the economy and the financial markets are cyclical; periods of decline have eventually been followed by periods of growth. (Of course, past performance cannot guarantee future results.)

          That’s why we firmly believe in staying invested through all market cycles. Doing so allows us to participate in gains when the market recovers, as it began to do in the second half of the reporting period. Investors who became discouraged and left the market at its low point in early March forfeited their opportunity to take part in one of the strongest stock market rallies in recent years.

          Each Lifecycle fund seeks to remain fully invested at all times, allocating its assets among several underlying funds to create a diversified portfolio appropriate for a specific target retirement date or for meeting long-term retirement income needs. Diversification cannot guarantee against market loss, but it can help limit losses when declines occur in one investment area but not in others. It can also help ensure that, when a given area does well, you will be able to share in its rewards.

          While the current environment remains challenging, TIAA-CREF has helped participants weather market ups and downs for more than 90 years. We are committed to helping you do the same. For more information, please call us or visit our website.

/s/ Edward J. Grzybowski
Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	3

MORE INFORMATION FOR INVESTORS

Portfolio listings

The complete TIAA-CREF Lifecycle Funds’ portfolios of investments begin on page 34 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended September 30, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ and the TIAA-CREF Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the Lifecycle Funds and underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

4	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

SPECIAL TERMS

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a mutual fund.

Composite benchmarks are customized combinations of other benchmarks. To measure the performance of the Lifecycle Funds, TIAA-CREF has created composite benchmarks representing the four general market sectors in which each fund may invest: U.S. equity (stocks); international equity; fixed income; and short-term fixed income.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Overweight holding is a security that forms a larger percentage of a mutual fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Relative performance is the return of a mutual fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a mutual fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Russell 3000 and S&P 500 are registered trademarks and service marks of Russell Investment Group and McGraw-Hill Companies, Inc., respectively.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	5

MORE ABOUT THE TIAA-CREF LIFECYCLE FUNDS

The TIAA-CREF Lifecycle Funds offer a convenient, low-cost solution for investors who want to have their retirement investments professionally managed. Each Lifecycle fund provides a single diversified investment portfolio selected with a target retirement date in mind, using an age-appropriate mix of underlying equity (stock) and fixed-income funds offered by the TIAA-CREF Funds.

          Lifecycle Funds intended for investors retiring sooner have larger positions in fixed-income funds and smaller positions in equity funds. Funds for investors retiring later are more aggressive, with larger allocations to equity funds and smaller allocations to fixed-income funds. The target date is the approximate date when investors expect to begin withdrawing money from the fund.

Instant diversification across borders and asset classes

The underlying funds employed by the Lifecycle Funds provide immediate access to a broad range of investments. The equity funds include holdings that vary by size (large-, mid- and small-capitalization companies), by location (the United States and abroad) and by style (growth and value). The fixed-income funds include holdings from several types of issuers and with a broad range of maturity dates. The diversification produced by spreading the Lifecycle Funds’ holdings among various equity and fixed-income funds can help control an investor’s risk. (Diversification, however, does not guarantee against loss.)

Dynamic allocations that are adjusted each year

As an investor ages, preserving capital becomes more important—yet growth needs to continue. Each Lifecycle fund’s mix of underlying funds (except that of the Retirement Income Fund) will gradually change over time, becoming more conservative as an investor approaches retirement.

          Since the TIAA-CREF Lifecycle Funds are actively managed, their asset allocations are subject to change and may vary from those currently shown. Approximately seven to ten years after a Lifecycle fund’s target date, the fund may merge into the Lifecycle Retirement Income Fund or a similar fund.

          The Lifecycle Funds are rebalanced as needed to remain within close range of their targeted allocations of equity and fixed-income investments. In addition, we periodically assess the Lifecycle Funds’ target allocations and may alter them based on our latest research and analysis. The most recent adjustments to the funds’ allocations for the Retirement, Institutional and Retail classes are described in the prospectuses dated February 1, 2009. The target allocations for the Premier Class are described in the prospectus dated September 30, 2009.

          As with all mutual funds, the returns and the principal value of an investment are not guaranteed.

6	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle fund uses a composite benchmark that represents the four general market sectors in which each fund invests: U.S. equity (stocks); international equity; fixed income; and short-term fixed income. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target allocations:

•	Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization.

•	MSCI EAFE (Europe, Australasia, Far East) Index (international equity), which measures the performance of the leading stocks in 21 developed countries outside North America.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income), which measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1– to 5–year maturities.

You cannot invest directly in any index.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Lifecycle Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The examples that appear in the tables on pages 9 through 11 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on April 1, 2009, and held for six months until September 30, 2009.

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each fund’s entry in the tables shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

8	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009

Lifecycle Funds—Retirement Class

	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09–9/30/09)	Effective expenses paid† (4/1/09–9/30/09)

2010 Fund actual return	$1,000.00	$1,227.10	$ 1.40	$3.63
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.29

2015 Fund actual return	$1,000.00	$1,256.60	$ 1.41	$3.73
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.35

2020 Fund actual return	$1,000.00	$1,285.00	$ 1.43	$3.72
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.29

2025 Fund actual return	$1,000.00	$1,313.50	$ 1.45	$3.94
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.45

2030 Fund actual return	$1,000.00	$1,341.00	$ 1.47	$4.11
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.55

2035 Fund actual return	$1,000.00	$1,362.80	$ 1.48	$4.15
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.55

2040 Fund actual return	$1,000.00	$1,362.30	$ 1.48	$4.20
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.60

2045 Fund actual return	$1,000.00	$1,360.00	$ 1.48	$4.14
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.55

2050 Fund actual return	$1,000.00	$1,359.30	$ 1.48	$4.26
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.65

Retirement Income Fund actual return	$1,000.00	$1,182.80	$ 1.37	$3.50
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.24

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.64% for the Retirement Income Fund; 0.65% for the 2010 and 2020 Funds; 0.66% for the 2015 Fund; 0.68% for the 2025 Fund; 0.70% for the 2030, 2035 and 2045 Funds; 0.71% for the 2040 Fund; and 0.72% for the 2050 Fund.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	9

IMPORTANT INFORMATION ABOUT EXPENSES	continued

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009

Lifecycle Funds—Institutional Class

	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09–9/30/09)	Effective expenses paid† (4/1/09–9/30/09)

2010 Fund actual return	$1,000.00	$1,228.80	$ 0.00	$2.23
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.03

2015 Fund actual return	$1,000.00	$1,257.20	$ 0.00	$2.32
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.08

2020 Fund actual return	$1,000.00	$1,287.00	$ 0.00	$2.29
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.03

2025 Fund actual return	$1,000.00	$1,315.60	$ 0.00	$2.50
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.18

2030 Fund actual return	$1,000.00	$1,340.70	$ 0.00	$2.64
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.28

2035 Fund actual return	$1,000.00	$1,364.40	$ 0.00	$2.67
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.28

2040 Fund actual return	$1,000.00	$1,363.00	$ 0.00	$2.72
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.33

2045 Fund actual return	$1,000.00	$1,361.20	$ 0.00	$2.66
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.28

2050 Fund actual return	$1,000.00	$1,362.40	$ 0.00	$2.78
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.38

Retirement Income Fund actual return	$1,000.00	$1,185.40	$ 0.00	$2.14
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.98

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.39% for the Retirement Income Fund; 0.40% for the 2010 and 2020 Funds; 0.41% for the 2015 Fund; 0.43% for the 2025 Fund; 0.45% for the 2030, 2035 and 2045 Funds; 0.46% for the 2040 Fund; and 0.47% for the 2050 Fund.

10	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

EXPENSE EXAMPLE—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009

Lifecycle Funds—Retail Class

	Starting fund value (4/1/09)	Ending fund value (9/30/09)	Expenses paid* (4/1/09–9/30/09)	Effective expenses paid† (4/1/09–9/30/09)

Retirement Income Fund actual return	$1,000.00	$1,185.00	$ 0.49	$2.19
5% annual hypothetical return	1,000.00	1,024.62	0.46	2.03

*

The amounts in the “Expenses paid” column are based on the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2009. The expense charge of this fund reflects a contractual waiver and reimbursement. Please see the prospectus for an explanation, including the dates on which this waiver and reimbursement are scheduled to end. Without this waiver and reimbursement, the fund’s expenses would have been higher and its performance lower. The annualized expense ratio for the six-month period was 0.09% for the Retail Class of the Retirement Income Fund. Effective August 1, 2009, the suspension of the fund’s Retail Class 12b–1 distribution plan terminated. (For details, please see Prospectus Supplement No. 1, dated May 22, 2009.) Had this plan been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.25%. In that case, the expenses paid, based on the fund’s actual return, would have been $1.37; expenses paid, based on a 5% annual hypothetical return, would have been $1.27; effective expenses paid, based on the fund’s actual return, would have been $3.07; and effective expenses paid, based on a 5% annual hypothetical return, would have been $2.84.

†

The amounts in the “Effective expenses paid” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.40% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	11

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2009

Seven of the ten TIAA-CREF Lifecycle Funds outperformed their respective composite benchmarks for the twelve-month period, with returns for the Retirement Class ranging from –4.08% for the 2050 Fund to 4.86% for the Retirement Income Fund.

          The period from October 2008 through March 2009 saw a sharp downturn in the world’s stock markets, followed by a recovery that, while robust enough to post the largest back-to-back quarterly gains in the S&P 500® Index since 1975, failed to lift stock prices to their level at the beginning of the period. As a result, Lifecycle Funds with target retirement dates further in the future—those with larger allocations to stocks—posted larger losses than funds with closer target retirement dates, which have a smaller percentage of stocks.

Stock prices are volatile worldwide

During the first six months of the period, a slowing global economy drove down stock prices around the world. Corporate profits fell, and future growth prospects looked bleak. Together, these two factors caused many investors to move money from the stock market into the safer parts of the fixed-income markets, including U.S. Treasury bonds.

          The Russell 3000® Index, which measures the broad U.S. stock market, dropped 41.88% from the end of September 2008 through March 9, 2009. From then to the end of September 2009, stocks gained 61.03%, leaving them down 6.42% for the twelve-month period.

          The MSCI EAFE Index, which measures stock performance in 21 developed nations outside North America, was down 1.68% for the period, in terms of local currencies. However, the euro and yen both strengthened in value against the dollar, and this gave the EAFE a 3.23% gain, in terms of dollars.

Investors seek safety in bonds

During the fourth quarter of 2008, the Federal Reserve cut the target federal funds rate, the interest rate that U.S. commercial banks charge one another for overnight loans, from 2.00% to essentially 0%. They kept it there through the end of the reporting period. The central bank also guaranteed the purchase of hard-to-sell securities and offered inexpensive loans to encourage private investment in them.

          These measures restored confidence in the bond markets, allowing them to perform well over the twelve months. The Barclays Capital U.S. Aggregate Bond Index posted a return of 10.56%, well above the historical norm.

          As the period progressed, investors showed a renewed appetite for risk, moving money out of Treasury

12	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

securities and into other parts of the bond market.

          The short-term bond market benefited from declines in short-term interest rates during the period. The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index, a widely used benchmark for the short-term bond sector, returned 7.92%.

Seven of the ten funds outpace their benchmarks

All but one of the Lifecycle Funds posted returns that were within one percentage point of their composite benchmarks. The exception was the 2050 Fund, which lagged its benchmark by 1.81 percentage points. Among the other nine funds, the margin of difference for the period varied from 0.22 of a point for the 2010 Fund to 0.66 of a point for the 2045 Fund.

          The Lifecycle Funds invest in four sectors of the investment markets: U.S. equities (stocks), international equities, fixed income and short-term fixed income. During the twelve-month period, the reason why individual Lifecycle funds outperformed or underperformed their respective composite benchmarks varied among the funds.

          The main driver of returns for the 2010 through 2040 funds—all of which outpaced their benchmarks—was the good relative performance from the Large-Cap Value and Growth & Income funds. Those positive effects more than offset poor relative performance from the Large-Cap Growth Fund. The international equities sector was a drag on relative performance, with both the International Equity and the Enhanced International Equity Index funds lagging the MSCI EAFE Index.

          The 2045 and 2050 funds trailed their respective composite benchmarks. These funds had allocations that were similar to those of the 2040 Fund, which outperformed its benchmark, but both were considerably smaller, in terms of their net assets, and both experienced substantial inflows during the twelve-month period. It was challenging to invest that new money in time to keep up with a rapidly rising stock market.

          The Retirement Income Fund lagged its composite benchmark due to poor performance from the international equities and fixed-income sectors. In particular, results from the International Equity Fund, the Enhanced International Equity Index Fund and the Bond Fund detracted from the fund’s relative return. They more than offset favorable relative performance from U.S. equities, particularly from the Large-Cap Value and Growth & Income funds.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	13

LIFECYCLE 2010 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle 2010 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	3.36%	3.17%
Institutional Class (inception: 1/17/2007)	3.63	3.32	*

2010 Fund Composite Index†	3.14	3.62

Broad-based market index:
Barclays Capital U.S. Aggregate Bond Index	10.56	5.06

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

†

As of the close of business on September 30, 2009, the 2010 Fund Composite Index consisted of: 43.1% Barclays Capital U.S. Aggregate Bond Index; 38.4% Russell 3000® Index; 12.8% MSCI EAFE Index; and 5.7% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

14	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $11,672 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	38.7%	38.7%
International equity	12.9	12.9
Fixed income	42.8	42.8
Short-term fixed income	5.6	5.6

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio (includes underlying fund expenses)
Retirement Class	0.65%
Institutional Class	0.40%
Fund net assets	$413.52 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	15

LIFECYCLE 2015 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle 2015 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	2.49%	2.96%
Institutional Class (inception: 1/17/2007)	2.66	3.10	*

2015 Fund Composite Index†	1.98	3.35

Broad-based market index:
S&P 500® Index	–6.91	1.13

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

†

As of the close of business on September 30, 2009, the 2015 Fund Composite Index consisted of: 44.4% Russell 3000® Index; 37.1% Barclays Capital U.S. Aggregate Bond Index; 14.8% MSCI EAFE Index; and 3.7% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

16	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $11,558 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	44.7%	44.6%
International equity	14.9	14.9
Fixed income	36.8	36.8
Short-term fixed income	3.6	3.7

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio (includes underlying fund expenses)
Retirement Class		0.66%
Institutional Class		0.41%
Fund net assets		$475.06 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	17

LIFECYCLE 2020 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle 2020 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	1.40%	2.51%
Institutional Class (inception: 1/17/2007)	1.66	2.65	*

2020 Fund Composite Index†	0.78	2.89

Broad-based market index:
S&P 500® Index	–6.91	1.13

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

†

As of the close of business on September 30, 2009, the 2020 Fund Composite Index consisted of: 50.4% Russell 3000® Index; 31.1% Barclays Capital U.S. Aggregate Bond Index; 16.8% MSCI EAFE Index; and 1.7% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

18	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $11,308 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	50.7%	50.7%
International equity	16.9	16.9
Fixed income	30.8	30.7
Short-term fixed income	1.6	1.7

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio
(includes underlying fund expenses)
Retirement Class		0.65%
Institutional Class		0.40%
Fund net assets		$496.94 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	19

LIFECYCLE 2025 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle 2025 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	0.08%	2.09%
Institutional Class (inception: 1/17/2007)	0.37	2.25	*

2025 Fund Composite Index†	–0.47	2.44

Broad-based market index:
S&P 500® Index	–6.91	1.13

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

†

As of the close of business on September 30, 2009, the 2025 Fund Composite Index consisted of: 56.4% Russell 3000® Index; 24.8% Barclays Capital U.S. Aggregate Bond Index; and 18.8% MSCI EAFE Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

20	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $11,079 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	56.7%	56.6%
International equity	18.9	18.9
Fixed income	24.4	24.5
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio
(includes underlying fund expenses)
Retirement Class		0.68%
Institutional Class		0.43%
Fund net assets		$464.98 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	21

LIFECYCLE 2030 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle 2030 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–1.41%	1.58%
Institutional Class (inception: 1/17/2007)	–1.14	1.71 *

2030 Fund Composite Index†	–1.80	2.00

Broad-based market index:
S&P 500® Index	–6.91	1.13

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

†

As of the close of business on September 30, 2009, the 2030 Fund Composite Index consisted of: 62.4% Russell 3000® Index; 20.8% MSCI EAFE Index; and 16.8% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

22	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $10,806 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	62.7%	62.5%
International equity	20.9	20.8
Fixed income	16.4	16.7
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio
(includes underlying fund expenses)
Retirement Class	0.70%
Institutional Class	0.45%
Fund net assets	$444.83 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	23

LIFECYCLE 2035 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle 2035 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–1.94%	1.59%
Institutional Class (inception: 1/17/2007)	–1.67	1.72 *

2035 Fund Composite Index†	–2.27	1.97

Broad-based market index:
S&P 500® Index	–6.91	1.13

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

†

As of the close of business on September 30, 2009, the 2035 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

24	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $10,812 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	67.5%	67.4%
International equity	22.5	22.5
Fixed income	10.0	10.1
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio
(includes underlying fund expenses)
Retirement Class	0.70%
Institutional Class	0.45%
Fund net assets	$436.33 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	25

LIFECYCLE 2040 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle 2040 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–1.91%	1.98%
Institutional Class (inception: 1/17/2007)	–1.66	2.12	*

2040 Fund Composite Index†	–2.27	2.31

Broad-based market index:
S&P 500® Index	–6.91	1.13

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

†

As of the close of business on September 30, 2009, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

26	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $11,019 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	67.5%	67.4%
International equity	22.5	22.5
Fixed income	10.0	10.1
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio (includes underlying fund expenses)
Retirement Class	0.71%
Institutional Class	0.46%
Fund net assets	$661.10 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	27

LIFECYCLE 2045 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle 2045 Fund	1 year	since inception

Retirement Class (inception: 11/30/2007)	–2.93%	–14.48%
Institutional Class (inception: 11/30/2007)	–2.68	–14.29

2045 Fund Composite Index*	–2.27	–12.63

Broad-based market index:
S&P 500® Index	–6.91	–14.74

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2009, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

28	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $7,504 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	67.5%	67.4%
International equity	22.5	22.6
Fixed income	10.0	10.0
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio (includes underlying fund expenses)
Retirement Class	0.70%
Institutional Class	0.45%
Fund net assets	$32.88 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	29

LIFECYCLE 2050 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle 2050 Fund	1 year	since inception

Retirement Class (inception: 11/30/2007)	–4.08%	–14.67%
Institutional Class (inception: 11/30/2007)	–3.81	–14.40

2050 Fund Composite Index*	–2.27	–12.63

Broad-based market index:
S&P 500® Index	–6.91	–14.74

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2009, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

30	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $7,474 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	67.5%	67.4%
International equity	22.5	22.6
Fixed income	10.0	10.0
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio
(includes underlying fund expenses)
Retirement Class		0.72%
Institutional Class		0.47%
Fund net assets		$16.27 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	31

LIFECYCLE RETIREMENT INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2009

	Total return	Average annual total return

Lifecycle Retirement Income Fund	1 year	since inception

Retirement Class (inception: 11/30/2007)	4.86%	–3.39%
Institutional Class (inception: 11/30/2007)	5.19	–3.16
Retail Class (inception: 11/30/2007)	5.16	–3.17

Retirement Income Fund Composite Index*	5.31	–2.02

Broad-based market index:
Barclays Capital U.S. Aggregate Bond Index	10.56	6.14

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of September 30, 2009, the Retirement Income Fund Composite Index consisted of: 50.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE Index; and 10.0% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. Beginning January 30, 2009, the method of calculating the performance of the composite benchmark was changed to use the monthly returns of the benchmark’s components over all time periods.

No performance is shown for the Premier Class, launched on September 30, 2009.

32	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $9,386 as of September 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments as of 9/30/09

U.S. equity	30.0%	30.2%
International equity	10.0	10.0
Fixed income	50.0	49.8
Short-term fixed income	10.0	10.0

Total	100.0	100.0

FUND PROFILE AS OF 9/30/2009

Net annual fund operating expense ratio
(includes underlying fund expenses)
Retirement Class		0.64%
Institutional Class		0.39%
Retail Class		0.40%
Fund net assets		$33.65 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	33

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2010 FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
14,463,717	TIAA-CREF Bond Fund		$147,529,916	35.69%
3,948,812	TIAA-CREF Enhanced International Equity Index Fund		26,496,526	6.41
4,696,020	TIAA-CREF Enhanced Large-Cap Growth Index Fund		36,488,077	8.82
5,168,182	TIAA-CREF Enhanced Large-Cap Value Index Fund		36,694,094	8.88
2,648,311	TIAA-CREF Growth & Income Fund		20,736,274	5.01
1,397,119	TIAA-CREF High-Yield Fund		12,629,958	3.05
1,487,912	TIAA-CREF Inflation-Linked Bond Fund		15,667,709	3.79
3,299,377	TIAA-CREF International Equity Fund		26,592,976	6.43
2,849,125	TIAA-CREF Large-Cap Growth Fund		24,246,056	5.86
2,201,499	TIAA-CREF Large-Cap Value Fund		24,524,701	5.93
127,781	TIAA-CREF Mid-Cap Growth Fund		1,776,161	0.43
136,791	TIAA-CREF Mid-Cap Value Fund		1,900,032	0.46
3,409,130	TIAA-CREF Money Market Fund		3,409,130	0.82
1,951,599	TIAA-CREF Short-Term Bond Fund		19,730,670	4.77
1,131,208	TIAA-CREF Small-Cap Equity Fund		12,465,914	3.01

	TOTAL TIAA-CREF FUNDS	(Cost $405,203,422)	410,888,194	99.36

	TOTAL PORTFOLIO	(Cost $405,203,422)	410,888,194	99.36
	OTHER ASSETS & LIABILITIES, NET		2,628,527	0.64

	NET ASSETS		$413,516,721	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2015 FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
14,084,096	TIAA-CREF Bond Fund		$143,657,782	30.23%
5,244,939	TIAA-CREF Enhanced International Equity Index Fund		35,193,539	7.41
6,236,765	TIAA-CREF Enhanced Large-Cap Growth Index Fund		48,459,663	10.20
6,862,476	TIAA-CREF Enhanced Large-Cap Value Index Fund		48,723,580	10.26
3,514,326	TIAA-CREF Growth & Income Fund		27,517,171	5.79
1,848,910	TIAA-CREF High-Yield Fund		16,714,150	3.52
1,261,627	TIAA-CREF Inflation-Linked Bond Fund		13,284,936	2.80
4,379,360	TIAA-CREF International Equity Fund		35,297,645	7.43
3,780,628	TIAA-CREF Large-Cap Growth Fund		32,173,145	6.77
2,921,684	TIAA-CREF Large-Cap Value Fund		32,547,560	6.85
169,417	TIAA-CREF Mid-Cap Growth Fund		2,354,890	0.50
181,461	TIAA-CREF Mid-Cap Value Fund		2,520,490	0.53
1,703,854	TIAA-CREF Short-Term Bond Fund		17,225,959	3.63
1,501,651	TIAA-CREF Small-Cap Equity Fund		16,548,194	3.48

	TOTAL TIAA-CREF FUNDS	(Cost $467,829,823)	472,218,704	99.40

	TOTAL PORTFOLIO	(Cost $467,829,823)	472,218,704	99.40
	OTHER ASSETS & LIABILITIES, NET		2,841,745	0.60

	NET ASSETS		$475,060,449	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	35

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2020 FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
12,247,884	TIAA-CREF Bond Fund		$124,928,415	25.15%
6,208,284	TIAA-CREF Enhanced International Equity Index Fund		41,657,588	8.38
7,397,789	TIAA-CREF Enhanced Large-Cap Growth Index Fund		57,480,818	11.57
8,141,623	TIAA-CREF Enhanced Large-Cap Value Index Fund		57,805,526	11.63
4,168,350	TIAA-CREF Growth & Income Fund		32,638,183	6.57
2,067,506	TIAA-CREF High-Yield Fund		18,690,255	3.76
779,046	TIAA-CREF Inflation-Linked Bond Fund		8,203,359	1.65
5,192,617	TIAA-CREF International Equity Fund		41,852,491	8.42
4,483,551	TIAA-CREF Large-Cap Growth Fund		38,155,021	7.68
3,467,248	TIAA-CREF Large-Cap Value Fund		38,625,143	7.77
201,558	TIAA-CREF Mid-Cap Growth Fund		2,801,659	0.56
215,684	TIAA-CREF Mid-Cap Value Fund		2,995,849	0.60
810,644	TIAA-CREF Short-Term Bond Fund		8,195,612	1.65
1,782,555	TIAA-CREF Small-Cap Equity Fund		19,643,751	3.95

	TOTAL TIAA-CREF FUNDS	(Cost $487,550,712)	493,673,670	99.34

	TOTAL PORTFOLIO	(Cost $487,550,712)	493,673,670	99.34
	OTHER ASSETS & LIABILITIES, NET		3,270,656	0.66

	NET ASSETS		$496,944,326	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2025 FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
9,278,382	TIAA-CREF Bond Fund		$94,639,499	20.36%
6,479,145	TIAA-CREF Enhanced International Equity Index Fund		43,475,064	9.35
7,737,782	TIAA-CREF Enhanced Large-Cap Growth Index Fund		60,122,567	12.93
8,515,572	TIAA-CREF Enhanced Large-Cap Value Index Fund		60,460,558	13.01
4,357,727	TIAA-CREF Growth & Income Fund		34,121,003	7.34
2,039,123	TIAA-CREF High-Yield Fund		18,433,671	3.96
5,424,949	TIAA-CREF International Equity Fund		43,725,090	9.40
4,684,046	TIAA-CREF Large-Cap Growth Fund		39,861,231	8.57
3,625,324	TIAA-CREF Large-Cap Value Fund		40,386,115	8.69
211,117	TIAA-CREF Mid-Cap Growth Fund		2,934,521	0.63
225,776	TIAA-CREF Mid-Cap Value Fund		3,136,024	0.67
1,864,876	TIAA-CREF Small-Cap Equity Fund		20,550,934	4.42

	TOTAL TIAA-CREF FUNDS	(Cost $457,076,898)	461,846,277	99.33

	TOTAL PORTFOLIO	(Cost $457,076,898)	461,846,277	99.33
	OTHER ASSETS & LIABILITIES, NET		3,134,840	0.67

	NET ASSETS		$464,981,117	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	37

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2030 FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
5,471,321	TIAA-CREF Bond Fund		$55,807,478	12.55%
6,837,637	TIAA-CREF Enhanced International Equity Index Fund		45,880,547	10.31
8,165,090	TIAA-CREF Enhanced Large-Cap Growth Index Fund		63,442,747	14.26
8,985,610	TIAA-CREF Enhanced Large-Cap Value Index Fund		63,797,828	14.35
4,601,687	TIAA-CREF Growth & Income Fund		36,031,207	8.10
1,955,145	TIAA-CREF High-Yield Fund		17,674,514	3.97
5,721,666	TIAA-CREF International Equity Fund		46,116,625	10.37
4,942,229	TIAA-CREF Large-Cap Growth Fund		42,058,369	9.45
3,824,188	TIAA-CREF Large-Cap Value Fund		42,601,459	9.58
222,606	TIAA-CREF Mid-Cap Growth Fund		3,094,219	0.70
237,999	TIAA-CREF Mid-Cap Value Fund		3,305,809	0.74
1,967,214	TIAA-CREF Small-Cap Equity Fund		21,678,696	4.87

	TOTAL TIAA-CREF FUNDS	(Cost $435,759,435)	441,489,498	99.25

	TOTAL PORTFOLIO	(Cost $435,759,435)	441,489,498	99.25
	OTHER ASSETS & LIABILITIES, NET		3,344,562	0.75

	NET ASSETS		$444,834,060	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2035 FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
2,552,732	TIAA-CREF Bond Fund		$26,037,869	5.97%
7,253,514	TIAA-CREF Enhanced International Equity Index Fund		48,671,080	11.15
8,612,824	TIAA-CREF Enhanced Large-Cap Growth Index Fund		66,921,642	15.34
9,478,366	TIAA-CREF Enhanced Large-Cap Value Index Fund		67,296,402	15.43
4,854,100	TIAA-CREF Growth & Income Fund		38,007,603	8.71
1,927,613	TIAA-CREF High-Yield Fund		17,425,626	3.99
6,052,738	TIAA-CREF International Equity Fund		48,785,065	11.18
5,227,064	TIAA-CREF Large-Cap Growth Fund		44,482,311	10.19
4,035,191	TIAA-CREF Large-Cap Value Fund		44,952,026	10.30
234,799	TIAA-CREF Mid-Cap Growth Fund		3,263,706	0.75
251,125	TIAA-CREF Mid-Cap Value Fund		3,488,121	0.80
2,075,295	TIAA-CREF Small-Cap Equity Fund		22,869,747	5.24

	TOTAL TIAA-CREF FUNDS	(Cost $419,081,440)	432,201,198	99.05

	TOTAL PORTFOLIO	(Cost $419,081,440)	432,201,198	99.05
	OTHER ASSETS & LIABILITIES, NET		4,127,632	0.95

	NET ASSETS		$436,328,830	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	39

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2040 FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
3,870,770	TIAA-CREF Bond Fund		$39,481,855	5.97%
11,002,159	TIAA-CREF Enhanced International Equity Index Fund		73,824,484	11.17
13,057,455	TIAA-CREF Enhanced Large-Cap Growth Index Fund		101,456,425	15.35
14,370,104	TIAA-CREF Enhanced Large-Cap Value Index Fund		102,027,739	15.43
7,362,581	TIAA-CREF Growth & Income Fund		57,649,011	8.72
2,922,884	TIAA-CREF High-Yield Fund		26,422,870	4.00
9,178,121	TIAA-CREF International Equity Fund		73,975,659	11.19
7,927,065	TIAA-CREF Large-Cap Growth Fund		67,459,322	10.20
6,118,424	TIAA-CREF Large-Cap Value Fund		68,159,246	10.31
355,890	TIAA-CREF Mid-Cap Growth Fund		4,946,876	0.75
380,593	TIAA-CREF Mid-Cap Value Fund		5,286,435	0.80
3,145,743	TIAA-CREF Small-Cap Equity Fund		34,666,092	5.24

	TOTAL TIAA-CREF FUNDS	(Cost $631,960,830)	655,356,014	99.13

	TOTAL PORTFOLIO	(Cost $631,960,830)	655,356,014	99.13
	OTHER ASSETS & LIABILITIES, NET		5,742,769	0.87

	NET ASSETS		$661,098,783	100.00%

LIFECYCLE 2045 FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
189,456	TIAA-CREF Bond Fund		$1,932,451	5.88%
540,003	TIAA-CREF Enhanced International Equity Index Fund		3,623,420	11.02
638,264	TIAA-CREF Enhanced Large-Cap Growth Index Fund		4,959,311	15.09
702,588	TIAA-CREF Enhanced Large-Cap Value Index Fund		4,988,374	15.18
360,313	TIAA-CREF Growth & Income Fund		2,821,248	8.58
143,041	TIAA-CREF High-Yield Fund		1,293,090	3.93
449,889	TIAA-CREF International Equity Fund		3,626,109	11.03
388,509	TIAA-CREF Large-Cap Growth Fund		3,306,207	10.06
299,548	TIAA-CREF Large-Cap Value Fund		3,336,965	10.15
17,300	TIAA-CREF Mid-Cap Growth Fund		240,471	0.73
18,556	TIAA-CREF Mid-Cap Value Fund		257,736	0.78
153,699	TIAA-CREF Small-Cap Equity Fund		1,693,764	5.15

	TOTAL TIAA-CREF FUNDS	(Cost $27,973,397)	32,079,146	97.58

	TOTAL PORTFOLIO	(Cost $27,973,397)	32,079,146	97.58
	OTHER ASSETS & LIABILITIES, NET		797,106	2.42

	NET ASSETS		$32,876,252	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2050 FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
93,671	TIAA-CREF Bond Fund		$955,439	5.87%
266,989	TIAA-CREF Enhanced International Equity Index Fund		1,791,497	11.01
315,571	TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,451,986	15.08
347,373	TIAA-CREF Enhanced Large-Cap Value Index Fund		2,466,345	15.17
178,146	TIAA-CREF Growth & Income Fund		1,394,881	8.58
70,721	TIAA-CREF High-Yield Fund		639,322	3.93
222,435	TIAA-CREF International Equity Fund		1,792,827	11.02
192,087	TIAA-CREF Large-Cap Growth Fund		1,634,657	10.05
148,102	TIAA-CREF Large-Cap Value Fund		1,649,861	10.14
8,554	TIAA-CREF Mid-Cap Growth Fund		118,894	0.73
9,174	TIAA-CREF Mid-Cap Value Fund		127,430	0.78
75,992	TIAA-CREF Small-Cap Equity Fund		837,427	5.15

	TOTAL TIAA-CREF FUNDS	(Cost $13,929,595)	15,860,566	97.51

	TOTAL PORTFOLIO	(Cost $13,929,595)	15,860,566	97.51
	OTHER ASSETS & LIABILITIES, NET		405,244	2.49

	NET ASSETS		$16,265,810	100.00%

LIFECYCLE RETIREMENT INCOME FUND ▪ SEPTEMBER 30, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
1,400,989	TIAA-CREF Bond Fund		$14,290,088	42.46%
249,064	TIAA-CREF Enhanced International Equity Index Fund		1,671,222	4.97
297,449	TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,311,175	6.87
327,348	TIAA-CREF Enhanced Large-Cap Value Index Fund		2,324,167	6.90
167,518	TIAA-CREF Growth & Income Fund		1,311,664	3.90
36,895	TIAA-CREF High-Yield Fund		333,535	0.99
189,206	TIAA-CREF Inflation-Linked Bond Fund		1,992,342	5.92
208,539	TIAA-CREF International Equity Fund		1,680,822	5.00
180,068	TIAA-CREF Large-Cap Growth Fund		1,532,375	4.55
139,361	TIAA-CREF Large-Cap Value Fund		1,552,486	4.61
8,116	TIAA-CREF Mid-Cap Growth Fund		112,808	0.34
8,679	TIAA-CREF Mid-Cap Value Fund		120,552	0.36
662,309	TIAA-CREF Money Market Fund		662,309	1.97
262,945	TIAA-CREF Short-Term Bond Fund		2,658,372	7.91
71,687	TIAA-CREF Small-Cap Equity Fund		789,994	2.35

	TOTAL TIAA-CREF FUNDS	(Cost $30,756,047)	33,343,911	99.10

	TOTAL PORTFOLIO	(Cost $30,756,047)	33,343,911	99.10
	OTHER ASSETS & LIABILITIES, NET		303,882	0.90

	NET ASSETS		$33,647,793	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	41

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFECYCLE FUNDS ▪ SEPTEMBER 30, 2009

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

ASSETS
Investment in affiliated investment companies, at cost	$405,203,422	$467,829,823	$487,550,712	$457,076,898	$435,759,435	$419,081,440
Net unrealized appreciation of affiliated portfolio investments	5,684,772	4,388,881	6,122,958	4,769,379	5,730,063	13,119,758

Total investment in affiliated investment companies, at value	410,888,194	472,218,704	493,673,670	461,846,277	441,489,498	432,201,198

Cash	249,131	174,232	249,604	—	—	70,459
Receivable for investments sold	1,424,407	1,644,773	680,623	—	—	—
Receivable for Fund shares sold	2,841,930	2,978,740	3,722,310	4,046,518	4,067,994	4,751,632
Dividends and interest receivable	601,972	608,872	539,160	419,725	293,052	198,433
Due from investment advisor	54,911	60,358	62,610	58,921	56,205	54,314

Total assets	416,060,545	477,685,679	498,927,977	466,371,441	445,906,749	437,276,036

LIABILITIES
Due to bank	—	—	—	131,848	46,121	—
Management fees payable	33,045	37,829	39,458	36,783	35,184	34,386
Service agreement fees payable	79,184	90,948	95,367	88,592	85,022	83,229
Distribution fees payable	1	1	1	1	1	1
Trustee fees payable	1,112	1,107	1,076	966	894	829
Due to affiliates	10,685	10,209	9,721	8,621	7,897	7,202
Investment securities purchased	2,362,379	2,425,644	1,745,783	1,063,725	787,053	766,433
Payable for Fund shares redeemed	—	—	30,185	—	52,786	—
Accrued expenses and other payables	57,418	59,492	62,060	59,788	57,731	55,126

Total liabilities	2,543,824	2,625,230	1,983,651	1,390,324	1,072,689	947,206

NET ASSETS	$413,516,721	$475,060,449	$496,944,326	$464,981,117	$444,834,060	$436,328,830

NET ASSETS CONSIST OF:
Paid-in-capital	$455,331,676	$497,722,186	$515,540,995	$482,887,378	$461,622,288	$444,487,608
Undistributed net investment income (loss)	7,362,924	5,597,849	5,278,863	4,170,639	2,605,493	1,416,142
Accumulated net realized gain (loss) on total investments	(54,862,651)	(32,648,467)	(29,998,490)	(26,846,279)	(25,123,784)	(22,694,678)
Net unrealized appreciation (depreciation) on total investments	5,684,772	4,388,881	6,122,958	4,769,379	5,730,063	13,119,758

NET ASSETS	$413,516,721	$475,060,449	$496,944,326	$464,981,117	$444,834,060	$436,328,830

RETIREMENT CLASS:
Net assets	$395,513,963	$456,391,612	$479,734,837	$447,297,282	$429,188,041	$421,832,028
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	39,339,456	45,912,871	49,266,981	47,014,674	46,237,322	45,675,613
Net asset value per share	$10.05	$9.94	$9.74	$9.51	$9.28	$9.24

INSTITUTIONAL CLASS:
Net assets	$17,752,756	$18,418,834	$16,959,488	$17,433,835	$15,396,019	$14,246,802
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,978,863	2,104,256	2,012,476	2,134,059	1,955,276	1,838,771
Net asset value per share	$8.97	$8.75	$8.43	$8.17	$7.87	$7.75

PREMIER CLASS:
Net assets	$250,002	$250,003	$250,001	$250,000	$250,000	$250,000
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	27,871	28,571	29,656	30,600	31,766	32,258
Net asset value per share	$8.97	$8.75	$8.43	$8.17	$7.87	$7.75

42	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	43

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ SEPTEMBER 30, 2009

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

ASSETS
Investment in affiliated investment companies, at cost	$631,960,830	$27,973,397	$13,929,595	$30,756,047
Net unrealized appreciation of affiliated portfolio investments	23,395,184	4,105,749	1,930,971	2,587,864

Total investment in affiliated investment companies, at value	655,356,014	32,079,146	15,860,566	33,343,911

Cash	—	240,385	254,751	137,609
Receivable for Fund shares sold	6,982,174	720,499	235,624	373,867
Dividends and interest receivable	300,991	14,294	7,055	52,590
Due from investment advisor	75,995	12,036	10,565	16,047

Total assets	662,715,174	33,066,360	16,368,561	33,924,024

LIABILITIES
Due to bank	25,204	—	—	—
Management fees payable	52,154	2,480	1,224	2,596
Service agreement fees payable	126,302	5,816	2,742	3,644
Distribution fees payable	1	1	1	3,325
Trustee fees payable	1,247	544	529	574
Due to affiliates	10,801	236	134	583
Investment securities purchased	1,332,991	145,294	63,055	215,590
Payable for Fund shares redeemed	—	—	—	8,042
Accrued expenses and other payable	67,691	35,737	35,066	41,877

Total liabilities	1,616,391	190,108	102,751	276,231

NET ASSETS	$661,098,783	$32,876,252	$16,265,810	$33,647,793

NET ASSETS CONSIST OF:
Paid-in-capital	$667,805,582	$29,338,645	$15,021,055	$33,662,218
Undistributed net investment income (loss)	2,243,160	68,353	34,072	90
Accumulated net realized gain (loss) on total investments	(32,345,143)	(636,495)	(720,288)	(2,602,379)
Net unrealized appreciation (depreciation) on total investments	23,395,184	4,105,749	1,930,971	2,587,864

NET ASSETS	$661,098,783	$32,876,252	$16,265,810	$33,647,793

RETIREMENT CLASS:
Net assets	$639,490,270	$30,586,783	$14,382,582	$19,383,765
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	68,005,289	4,286,132	2,010,736	2,193,400
Net asset value per share	$9.40	$7.14	$7.15	$8.84

INSTITUTIONAL CLASS:
Net assets	$21,358,513	$2,039,469	$1,633,228	$5,553,776
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,734,523	284,879	227,525	627,733
Net asset value per share	$7.81	$7.16	$7.18	$8.85

RETAIL CLASS:
Net assets	$—	$—	$—	$8,460,252
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	956,484
Net asset value per share	$—	$—	$—	$8.85

PREMIER CLASS:
Net assets	$250,000	$250,000	$250,000	$250,000
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,010	34,916	34,819	28,249
Net asset value per share	$7.81	$7.16	$7.18	$8.85

44	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	45

STATEMENTS OF OPERATIONS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30, 2009

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$9,709,599	$9,406,993	$8,838,449	$7,571,021	$6,473,158	$5,576,433
Interest	7	11	18	13	21	26

Total income	9,709,606	9,407,004	8,838,467	7,571,034	6,473,179	5,576,459

EXPENSES
Investment management fees	322,820	334,285	332,187	301,245	281,695	265,350
Service agreement fees - Retirement Class	778,375	809,322	807,462	730,529	684,155	645,416
Distribution fees - Retirement Class	155,675	161,865	161,492	146,106	136,831	129,083
Distribution fees - Premier Class	1	1	1	1	1	1
Fund administrative fees	127,542	134,902	133,790	123,258	116,641	111,168
Custody fees	28,407	28,979	28,588	27,700	26,485	25,751
Audit fees	24,319	24,343	24,307	24,323	24,308	24,305
Legal fees	9,328	9,630	9,705	9,481	9,344	9,246
Report printing and mailing expenses	60,462	68,740	67,990	57,787	51,230	45,649
Transfer agency fees and expenses - Retirement Class	874	910	922	887	845	823
Transfer agency fees and expenses - Institutional Class	287	276	279	300	273	284
Transfer agency fees and expenses - Premier Class	1,510	1,510	1,510	1,510	1,510	1,510
Trustee fees and expenses	971	961	902	683	541	412
Compliance fees	2,517	2,694	2,529	1,726	1,217	762
Interest expense	3,133	2,072	2,129	1,818	1,247	921
Registration fees	93,382	96,217	102,837	100,383	93,070	84,307
Other expenses	1,075	1,075	1,075	1,075	1,075	1,075

Total expenses before expense reimbursement and fees waived	1,610,678	1,677,782	1,677,705	1,528,812	1,430,468	1,346,063
Less: Expenses reimbursed by the investment advisor	(353,806)	(372,308)	(376,562)	(350,931)	(327,785)	(306,213)
Fee waiver by investment advisor and TPIS	(478,495)	(496,150)	(493,680)	(447,351)	(418,527)	(394,433)

Net expenses	778,377	809,324	807,463	730,530	684,156	645,417

Net investment income	8,931,229	8,597,680	8,031,004	6,840,504	5,789,023	4,931,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated investment companies	(53,124,444)	(31,318,051)	(29,046,755)	(26,347,866)	(24,789,906)	(22,409,645)
Realized gain distributions from investment in affiliated investment companies	3,269	3,464	3,675	3,600	3,591	3,247

Net realized gain (loss) from investment in affiliated investment companies	(53,121,175)	(31,314,587)	(29,043,080)	(26,344,266)	(24,786,315)	(22,406,398)

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	57,376,042	51,867,826	55,547,838	53,732,732	53,607,195	56,486,317

Net realized and unrealized gain (loss) from investment in affiliated investment companies	4,254,867	20,553,239	26,504,758	27,388,466	28,820,880	34,079,919

Net increase (decrease) in net assets resulting from operations	$13,186,096	$29,150,919	$34,535,762	$34,228,970	$34,609,903	$39,010,961

46	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	47

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30, 2009

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$8,358,570	$197,845	$111,754	$567,474
Interest	62	5	3	17

Total income	8,358,632	197,850	111,757	567,491

EXPENSES
Investment management fees	400,586	13,199	6,725	19,618
Service agreement fees - Retirement Class	974,851	30,620	14,607	24,827
Distribution fees - Retirement Class	194,970	6,124	2,921	4,966
Distribution fees - Retail Class	—	—	—	11,212
Distribution fees - Premier Class	1	1	1	1
Fund administrative fees	156,118	2,143	554	6,480
Custody fees	31,828	13,896	13,596	14,202
Audit fees	24,297	23,398	23,398	23,553
Legal fees	10,497	1,613	524	7,413
Report printing and mailing expenses	93,795	2,740	860	2,054
Transfer agency fees and expenses - Retirement Class	1,077	381	377	397
Transfer agency fees and expenses - Institutional Class	277	298	302	274
Transfer agency fees and expenses - Retail Class	—	—	—	4,727
Transfer agency fees and expenses - Premier Class	1,510	1,510	1,510	1,510
Trustee fees and expenses	1,239	259	229	317
Compliance fees	3,930	641	510	840
Interest expense	1,249	236	281	269
Registration fees	91,893	30,651	29,885	63,507
Other expenses	1,075	575	575	2,099

Total expenses before expense reimbursement and fees waived	1,989,193	128,285	96,855	188,266
Less: Expenses reimbursed by the investment advisor	(418,784)	(78,341)	(72,601)	(127,600)
Fee waiver by investment advisor and TPIS	(595,556)	(19,323)	(9,646)	(32,471)

Net expenses	974,853	30,621	14,608	28,195

Net investment income	7,383,779	167,229	97,149	539,296

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated investment companies	(31,950,277)	(576,894)	(566,651)	(2,421,850)
Realized gain distributions from investment in affiliated investment companies	4,857	132	57	132

Net realized gain (loss) from investment in affiliated investment companies	(31,945,420)	(576,762)	(566,594)	(2,421,718)

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	86,440,148	4,863,615	2,391,272	4,176,440

Net realized and unrealized gain (loss) from investment in affiliated investment companies	54,494,728	4,286,853	1,824,678	1,754,722

Net increase (decrease) in net assets resulting from operations	$61,878,507	$4,454,082	$1,921,827	$2,294,018

48	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	49

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund

		2009	2008	2009	2008	2009	2008

OPERATIONS
Net investment income		$8,931,229	$10,717,273	$8,597,680	$8,393,948	$8,031,004	$6,896,571
Net realized gain (loss) from investment in affiliated investment companies		(53,121,175)	1,404,256	(31,314,587)	161,841	(29,043,080)	848,520
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		57,376,042	(63,988,835)	51,867,826	(58,701,059)	55,547,838	(59,938,355)

Net increase (decrease) from operations		13,186,096	(51,867,306)	29,150,919	(50,145,270)	34,535,762	(52,193,264)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(6,989,847)	(8,032,431)	(6,671,276)	(6,369,101)	(5,330,711)	(5,514,392)
	Institutional Class	(282,473)	(196,975)	(210,178)	(163,795)	(157,348)	(86,252)
From realized gains:	Retirement Class	(2,832,270)	(1,449,640)	(1,362,021)	(1,413,144)	(1,652,681)	(1,480,716)
	Institutional Class	(102,521)	(33,550)	(38,890)	(34,325)	(43,684)	(21,800)

Total distributions		(10,207,111)	(9,712,596)	(8,282,365)	(7,980,365)	(7,184,424)	(7,103,160)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions	Premier Class*	250,000	—	250,000	—	250,000	—
Subscriptions:	Retirement Class	112,641,712	184,813,179	147,291,555	156,337,631	177,117,218	160,560,336
	Institutional Class	9,889,843	10,090,666	11,626,158	5,671,066	10,196,284	5,633,838
Reinvestments of distributions:	Retirement Class	9,822,118	9,482,071	8,033,297	7,782,245	6,983,391	6,995,108
	Institutional Class	384,993	230,525	249,068	198,121	201,033	108,052
Exchanges among the funds, net:	Retirement Class	—	—	—	—	—	24,323
	Institutional Class	—	—	—	—	—	—
Redemptions:	Retirement Class	(81,051,046)	(38,238,631)	(14,400,092)	(12,499,979)	(8,022,464)	(12,727,690)
	Institutional Class	(2,955,904)	(2,852,437)	(1,750,085)	(1,242,781)	(450,695)	(603,087)

Net increase (decrease) from shareholder transactions		48,981,716	163,525,373	151,299,901	156,246,303	186,274,767	159,990,880

Net increase in net assets		51,960,701	101,945,471	172,168,455	98,120,668	213,626,105	100,694,456

NET ASSETS
Beginning of period		361,556,020	259,610,549	302,891,994	204,771,326	283,318,221	182,623,765

End of period		$413,516,721	$361,556,020	$475,060,449	$302,891,994	$496,944,326	$283,318,221

Undistributed net investment income (loss) included in net assets		$7,362,924	$5,703,979	$5,597,849	$3,881,730	$5,278,863	$2,736,015

CHANGE IN FUND SHARES
Seed money shares sold	Premier Class*	27,871	—	28,571	—	29,656	—
Shares sold:	Retirement Class	12,733,090	16,286,634	17,043,272	13,663,681	21,263,667	14,116,380
	Institutional Class	1,240,804	985,010	1,523,621	562,672	1,394,033	569,959
Shares reinvested:	Retirement Class	1,148,786	813,214	964,381	656,176	868,581	582,440
	Institutional Class	50,524	22,102	34,026	18,923	28,925	10,370
Shares exchanged among funds, net:	Retirement Class	—	—	—	—	—	1,999
	Institutional Class	—	—	—	—	—	—
Shares redeemed:	Retirement Class	(9,514,136)	(3,388,692)	(1,714,086)	(1,120,080)	(989,089)	(1,096,508)
	Institutional Class	(382,170)	(282,465)	(233,595)	(125,504)	(64,961)	(60,970)

Net increase (decrease) from shareholder transactions		5,304,769	14,435,803	17,646,190	13,655,868	22,530,812	14,123,670

*	The Premier Class commenced operations on September 30, 2009.

50	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	51

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund

		2009	2008	2009	2008	2009	2008

OPERATIONS
Net investment income		$6,840,504	$5,453,926	$5,789,023	$4,581,989	$4,931,042	$3,531,178
Net realized gain (loss) from investment in affiliated investment companies		(26,344,266)	1,209,101	(24,786,315)	842,349	(22,406,398)	838,046
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		53,732,732	(57,860,124)	53,607,195	(56,558,458)	56,486,317	(50,292,239)

Net increase (decrease) from operations		34,228,970	(51,197,097)	34,609,903	(51,134,120)	39,010,961	(45,923,015)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(4,252,049)	(4,504,579)	(4,058,668)	(4,073,787)	(4,001,511)	(3,195,000)
	Institutional Class	(127,020)	(97,450)	(132,429)	(75,060)	(119,558)	(54,075)
From realized gains:	Retirement Class	(1,609,064)	(1,104,626)	(1,118,238)	(1,099,276)	(1,082,352)	(778,269)
	Institutional Class	(42,650)	(22,546)	(32,539)	(19,103)	(29,222)	(12,449)

Total distributions		(6,030,783)	(5,729,201)	(5,341,874)	(5,267,226)	(5,232,643)	(4,039,793)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions	Premier Class*	250,000	—	250,000	—	250,000	—
Subscriptions:	Retirement Class	175,631,627	159,269,684	177,622,937	148,821,242	188,455,270	143,467,463
	Institutional Class	11,109,753	4,672,144	10,008,370	3,916,591	9,210,944	3,825,734
Reinvestments of distributions:	Retirement Class	5,861,113	5,609,205	5,176,906	5,173,063	5,083,862	3,973,269
	Institutional Class	169,670	119,996	164,968	94,163	148,780	66,524
Redemptions:	Retirement Class	(6,778,431)	(6,546,179)	(3,701,911)	(4,852,977)	(1,188,875)	(2,953,573)
	Institutional Class	(599,755)	(823,339)	(345,968)	(862,952)	(234,667)	(1,036,972)

Net increase (decrease) from shareholder transactions		185,643,977	162,301,511	189,175,302	152,289,130	201,725,314	147,342,445

Net increase in net assets		213,842,164	105,375,213	218,443,331	95,887,784	235,503,632	97,379,637

NET ASSETS
Beginning of period		251,138,953	145,763,740	226,390,729	130,502,945	200,825,198	103,445,561

End of period		$464,981,117	$251,138,953	$444,834,060	$226,390,729	$436,328,830	$200,825,198

Undistributed net investment income (loss) included in net assets		$4,170,639	$1,709,166	$2,605,493	$1,007,499	$1,416,142	$606,265

CHANGE IN FUND SHARES
Seed money shares sold	Premier Class*	30,600	—	31,766	—	32,258	—
Shares sold:	Retirement Class	21,877,689	13,986,309	23,007,466	13,015,585	24,753,420	12,465,871
	Institutional Class	1,588,646	478,077	1,496,444	408,350	1,413,314	404,472
Shares reinvested:	Retirement Class	756,273	462,424	693,026	421,259	690,742	319,138
	Institutional Class	25,553	11,494	26,061	9,019	24,153	6,348
Shares redeemed:	Retirement Class	(857,958)	(587,438)	(517,294)	(437,916)	(154,032)	(256,926)
	Institutional Class	(86,150)	(85,262)	(54,125)	(88,733)	(36,091)	(103,565)

Net increase (decrease) from shareholder transactions		23,334,653	14,265,604	24,683,344	13,327,564	26,723,764	12,835,338

*	The Premier Class commenced operations on September 30, 2009.

52	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	53

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Lifecycle 2040 Fund		Lifecycle 2045 Fund		Lifecycle 2050 Fund

		2009	2008	2009	2008 (a)	2009	2008 (a)

OPERATIONS
Net investment income		$7,383,779	$5,031,717	$167,229	$55,071	$97,149	$53,473
Net realized gain (loss) from investment in affiliated investment companies		(31,945,420)	1,027,203	(576,762)	(20,252)	(566,594)	(153,204)
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		86,440,148	(72,315,383)	4,863,615	(757,866)	2,391,272	(460,301)

Net increase (decrease) from operations		61,878,507	(66,256,463)	4,454,082	(723,047)	1,921,827	(560,032)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(5,855,815)	(4,419,177)	(96,502)	(22,000)	(58,296)	(22,000)
	Institutional Class	(173,950)	(91,324)	(13,214)	(22,229)	(14,022)	(22,229)
From realized gains:	Retirement Class	(1,363,530)	(978,841)	(34,947)	—	(402)	—
	Institutional Class	(36,640)	(19,169)	(4,536)	—	(91)	—

Total distributions		(7,429,935)	(5,508,511)	(149,199)	(44,229)	(72,811)	(44,229)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retirement Class	—	—	—	1,000,000	—	1,000,000
	Institutional Class	—	—	—	1,000,000	—	1,000,000
	Premier Class*	250,000	—	250,000	—	250,000	—
Subscriptions:	Retirement Class	297,217,781	213,293,883
	Institutional Class	13,362,837	5,524,298	23,462,176	3,959,591	12,021,994	2,471,685
Reinvestments of distributions:	Retirement Class	7,219,344	5,398,017	1,138,299	6,097	821,610	1,880
	Institutional Class	210,590	110,494	131,449	22,000	58,698	22,000
Exchanges among the funds, net:	Retirement Class	—	(24,323)	17,750	22,229	14,113	22,229
	Institutional Class	—	—	—	—	—	—
Redemptions:	Retirement Class	(2,298,374)	(4,939,024)	(466,170)	(1,175,216)	(1,429,046)	(1,157,715)
	Institutional Class	(197,546)	(1,122,556)	(29,461)	(99)	(76,294)	(99)

Net increase (decrease) from shareholder transactions		315,764,632	218,240,789	24,504,043	4,834,602	11,661,075	3,359,980

Net increase in net assets		370,213,204	146,475,815	28,808,926	4,067,326	13,510,091	2,755,719

NET ASSETS
Beginning of period		290,885,579	144,409,764	4,067,326	—	2,755,719	—

End of period		$661,098,783	$290,885,579	$32,876,252	$4,067,326	$16,265,810	$2,755,719

Undistributed net investment income (loss) included in net assets		$2,243,160	$888,986	$68,353	$10,842	$34,072	$9,244

CHANGE IN FUND SHARES
Seed money shares sold:	Retirement Class	—	—	—	100,000	—	100,000
	Institutional Class	—	—	—	100,000	—	100,000
	Premier Class*	32,010	—	34,916	—	34,819	—
Shares sold:	Retirement Class	38,319,331	18,220,483	3,906,636	463,840	1,982,547	288,877
	Institutional Class	2,034,933	579,981	183,473	759	134,287	232
Shares reinvested:	Retirement Class	963,865	427,058	23,142	2,259	10,262	2,259
	Institutional Class	33,911	10,483	3,119	2,282	2,463	2,282
Shares exchanged among funds, net:	Retirement Class	—	(1,917)	—	—	—	—
Shares redeemed:	Retirement Class	(286,982)	(425,563)	(78,583)	(131,162)	(240,912)	(132,297)
	Institutional Class	(30,554)	(112,855)	(4,744)	(11)	(11,728)	(11)

Net increase (decrease) from shareholder transactions		41,066,514	18,697,670	4,067,959	537,967	1,911,738	361,342

*	The Premier Class commenced operations on September 30, 2009.

(a)	Fund commenced operations on November 30, 2007.

54	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	55

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Lifecycle Retirement Income Fund

		2009	2008 (a)

OPERATIONS
Net investment income		$539,296	$399,970
Net realized loss from investment in affiliated investment companies		(2,421,718)	(180,661)
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		4,176,440	(1,588,576)

Net increase (decrease) from operations		2,294,018	(1,369,267)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(273,122)	(120,413)
	Institutional Class	(84,685)	(101,235)
	Retail Class	(181,399)	(178,416)
From realized gains:	Retirement Class	—	—
	Institutional Class	—	—
	Retail Class	—	—

Total distributions		(539,206)	(400,064)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retirement Class	—	3,000,000
	Institutional Class	—	3,000,000
	Retail Class	—	4,000,000
	Premier Class*	250,000	—
Subscriptions:	Retirement Class	15,784,664	3,058,219
	Institutional Class	2,791,775	678
	Retail Class	2,868,293	3,350,270
Reinvestments of distributions:	Retirement Class	273,122	120,413
	Institutional Class	84,685	101,235
	Retail Class	173,139	176,634
Redemptions:	Retirement Class	(2,691,623)	(809,344)
	Institutional Class	(247,746)	(100)
	Retail Class	(1,055,404)	(566,598)

Net increase (decrease) from shareholder transactions		18,230,905	15,431,407

Net increase in net assets		19,985,717	13,662,076

NET ASSETS
Beginning of period		13,662,076	—

End of period		$33,647,793	$13,662,076

Undistributed net investment income (loss) included in net assets		$90	$—

*	The Premier Class commenced operations on September 30, 2009.

(a)	Fund commenced operations on November 30, 2007.

56	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

concluded

		Lifecycle Retirement Income Fund

		2009	2008 (a)

CHANGE IN FUND SHARES
Seed money shares sold:	Retirement Class	—	300,000
	Institutional Class	—	300,000
	Retail Class	—	400,000
	Premier Class*	28,249	—
Shares sold:	Retirement Class	1,944,417	330,616
	Institutional Class	335,060	75
	Retail Class	353,947	355,451
Shares reinvested:	Retirement Class	33,822	13,062
	Institutional Class	10,460	10,853
	Retail Class	21,606	19,138
Shares redeemed:	Retirement Class	(339,796)	(88,721)
	Institutional Class	(28,705)	(10)
	Retail Class	(132,214)	(61,444)

Net increase (decrease) from shareholder transactions		2,226,846	1,579,020

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	57

FINANCIAL HIGHLIGHTS

LIFECYCLE 2010 FUND

	Retirement Class

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008		For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.06	$12.04		$10.99	$10.61	$9.92		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.24	0.37		0.34	0.36	0.26		0.26
Net realized and unrealized gain (loss) on total investments	0.05	(1.95)		0.98	0.29	0.70		0.62

Total gain (loss) from investment operations	0.29	(1.58)		1.32	0.65	0.96		0.88

Less distributions from:
Net investment income	(0.21)	(0.34)		(0.24)	(0.25)	(0.27)		(0.27)
Net realized gains	(0.09)	(0.06)		(0.03)	(0.02)	—	(d)	—	(d)

Total distributions	(0.30)	(0.40)		(0.27)	(0.27)	(0.27)		(0.27)

Net asset value, end of period	$10.05	$10.06		$12.04	$10.99	$10.61		$10.61

TOTAL RETURN	3.36%	(13.59	) %	12.21%	6.32%	9.76	%(b)	8.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$395,514	$351,907		$255,875	$59,699	$3,770		$3,770
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51%	0.46%		0.48%	0.69%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%		0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.76%	3.27%		2.93%	3.32%	2.57	%(c)	2.573	%(c)
Portfolio turnover rate	60%	26%		12%	13%	11	%(b)	11	%(b)

See notes to financial highlights.

58	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND

	Institutional Class				Premier Class§

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007		For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.02	$10.83	$10.00		$8.97

Gain (loss) from investment operations:
Net investment income (a)	0.23	0.32	0.22		—	(d)
Net realized and unrealized gain (loss) on total investments	0.05	(1.71)	0.61		—

Total gain (loss) from investment operations	0.28	(1.39)	0.83		—	(d)

Less distributions from:
Net investment income	(0.24)	(0.36)	—		—
Net realized gains	(0.09)	(0.06)	—		—

Total distributions	(0.33)	(0.42)	—		—

Net asset value, end of period	$8.97	$9.02	$10.83		$8.97

TOTAL RETURN	3.63%	(13.37)%	8.30	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$17,753	$9,649	$3,735		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.21%	0.17%	0.31	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.90%	3.24%	3.04	%(c)	0.00	%(c)
Portfolio turnover rate	60%	26%	12	%(b)	60%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	59

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND

	Retirement Class

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.99	$12.26	$11.06	$10.66	$9.90		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.22	0.35	0.32	0.31	0.26		0.26
Net realized and unrealized gain (loss) on total investments	(0.02)	(2.23)	1.16	0.40	0.79		0.69

Total gain (loss) from investment operations	0.20	(1.88)	1.48	0.71	1.05		0.95

Less distributions from:
Net investment income	(0.21)	(0.32)	(0.26)	(0.26)	(0.29)		(0.29)
Net realized gains	(0.04)	(0.07)	(0.02)	(0.05)	—	(d)	—	(d)

Total distributions	(0.25)	(0.39)	(0.28)	(0.31)	(0.29)		(0.29)

Net asset value, end of period	$9.94	$9.99	$12.26	$11.06	$10.66		$10.66

TOTAL RETURN	2.49%	(15.83)%	13.60%	6.80%	10.64	%(b)	9.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$456,392	$295,996	$201,246	$53,660	$5,628		$5,628
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51%	0.47%	0.49%	0.61%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.57%	3.08%	2.74%	2.91%	2.57	%(c)	2.54	%(c)
Portfolio turnover rate	34%	22%	15%	6%	3	%(b)	3	%(b)

See notes to financial highlights.

60	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND

	Institutional Class				Premier Class§

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007		For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.84	$10.88	$10.00		$8.75

Gain (loss) from investment operations:
Net investment income (a)	0.20	0.33	0.18		—	(d)
Net realized and unrealized gain (loss) on total investments	(0.02)	(1.96)	0.70		—

Total gain (loss) from investment operations	0.18	(1.63)	0.88		—	(d)

Less distributions from:
Net investment income	(0.23)	(0.34)	—		—
Net realized gains	(0.04)	(0.07)	—		—

Total distributions	(0.27)	(0.41)	—		—

Net asset value, end of period	$8.75	$8.84	$10.88		$8.75

TOTAL RETURN	2.66%	(15.57)%	8.80	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$18,419	$6,896	$3,525		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.21%	0.17%	0.32	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.59%	3.36%	2.37	%(c)	0.00	%(c)
Portfolio turnover rate	34%	22%	15	%(b)	34%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND

	Retirement Class

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.87	$12.48	$11.18	$10.71	$9.89		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.20	0.32	0.29	0.29	0.21		0.21
Net realized and unrealized gain (loss) on total investments	(0.11)	(2.52)	1.28	0.48	0.91		0.80

Total gain (loss) from investment operations	0.09	(2.20)	1.57	0.77	1.12		1.01

Less distributions from:
Net investment income	(0.17)	(0.32)	(0.26)	(0.27)	(0.30)		(0.30)
Net realized gains	(0.05)	(0.09)	(0.01)	(0.03)	—	(d)	—	(d)

Total distributions	(0.22)	(0.41)	(0.27)	(0.30)	(0.30)		(0.30)

Net asset value, end of period	$9.74	$9.87	$12.48	$11.18	$10.71		$10.71

TOTAL RETURN	1.40%	(18.21)%	14.23%	7.30%	11.46	%(b)	10.24	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$479,735	$277,700	$181,152	$45,193	$2,874		$2,874
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51%	0.48%	0.50%	0.70%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.26%	0.32%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.41%	2.87%	2.42%	2.66%	2.11	%(c)	2.07	%(c)
Portfolio turnover rate	27%	20%	20%	1%	12	%(b)	12	%(b)

See notes to financial highlights.

62	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND

	Institutional Class				Premier Class§

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007		For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.58	$10.89	$10.00		$8.43

Gain (loss) from investment operations:
Net investment income (a)	0.18	0.28	0.13		—	(d)
Net realized and unrealized gain (loss) on total investments	(0.09)	(2.16)	0.76		—

Total gain (loss) from investment operations	0.09	(1.88)	0.89		—	(d)

Less distributions from:
Net investment income	(0.19)	(0.34)	—		—
Net realized gains	(0.05)	(0.09)	—		—

Total distributions	(0.24)	(0.43)	—		—

Net asset value, end of period	$8.43	$8.58	$10.89		$8.43

TOTAL RETURN	1.66%	(17.95)%	8.90	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$16,959	$5,618	$1,472		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.21%	0.19%	0.43	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.45%	2.91%	1.83	%(c)	0.00	%(c)
Portfolio turnover rate	27%	20%	20	%(b)	27%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	63

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND

	Retirement Class

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.75	$12.62	$11.24	$10.75	$9.87		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18	0.30	0.26	0.25	0.19		0.19
Net realized and unrealized gain (loss) on total investments	(0.21)	(2.78)	1.42	0.55	1.01		0.88

Total gain (loss) from investment operations	(0.03)	(2.48)	1.68	0.80	1.20		1.07

Less distributions from:
Net investment income	(0.15)	(0.31)	(0.28)	(0.28)	(0.32)		(0.32)
Net realized gains	(0.06)	(0.08)	(0.02)	(0.03)	—	(d)	—	(d)

Total distributions	(0.21)	(0.39)	(0.30)	(0.31)	(0.32)		(0.32)

Net asset value, end of period	$9.51	$9.75	$12.62	$11.24	$10.75		$10.75

TOTAL RETURN	0.08%	(20.25)%	15.18%	7.59%	12.24	%(b)	10.78	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$447,297	$246,043	$143,559	$34,164	$4,095		$4,095
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.52%	0.49%	0.53%	0.73%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.27%	2.64%	2.12%	2.25%	1.86	%(c)	1.83	%(c)
Portfolio turnover rate	22%	17%	25%	3%	2	%(b)	2	%(b)

See notes to financial highlights.

64	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND

	Institutional Class				Premier Class§

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007		For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.41	$10.93	$10.00		$8.17

Gain (loss) from investment operations:
Net investment income (a)	0.16	0.26	0.11		—	(d)
Net realized and unrealized gain (loss) on total investments	(0.17)	(2.37)	0.82		—

Total gain (loss) from investment operations	(0.01)	(2.11)	0.93		—	(d)

Less distributions from:
Net investment income	(0.17)	(0.33)	—		—
Net realized gains	(0.06)	(0.08)	—		—

Total distributions	(0.23)	(0.41)	—		—

Net asset value, end of period	$8.17	$8.41	$10.93		$8.17

TOTAL RETURN	0.37%	(20.04)%	9.30	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$17,434	$5,096	$2,204		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.22%	0.19%	0.38	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.21%	2.63%	1.45	%(c)	0.00	%(c)
Portfolio turnover rate	22%	17%	25	%(b)	22%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	65

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND

	Retirement Class

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006		For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.65	$12.81	$11.30	$10.74		$9.85		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16	0.28	0.24	0.23		0.17		0.17
Net realized and unrealized gain (loss) on total investments	(0.34)	(3.03)	1.55	0.63		1.05		0.90

Total gain (loss) from investment operations	(0.18)	(2.75)	1.79	0.86		1.22		1.07

Less distributions from:
Net investment income	(0.15)	(0.32)	(0.26)	(0.27)		(0.33)		(0.33)
Net realized gains	(0.04)	(0.09)	(0.02)	(0.03)		—	(d)	—	(d)

Total distributions	(0.19)	(0.41)	(0.28)	(0.30)		(0.33)		(0.33)

Net asset value, end of period	$9.28	$9.65	$12.81	$11.30		$10.74		$10.74

TOTAL RETURN	(1.41)%	(22.21)%	16.07%	8.20%		12.55	%(b)	10.86	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$429,188	$222,388	$128,768	$29,807		$3,017		$3,017
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.52%	0.50%	0.55%	0.85%		0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.26%	0.33%		0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.05%	2.43%	1.94%	2.06%		1.72	%(c)	1.68	%(c)
Portfolio turnover rate	18%	17%	29%	0	%(f)	5	%(b)	5	%(b)

See notes to financial highlights.

66	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND

	Institutional Class				Premier Class§

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007		For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.22	$10.96	$10.00		$7.87

Gain (loss) from investment operations:
Net investment income (a)	0.14	0.26	0.02		—	(d)
Net realized and unrealized gain (loss) on total investments	(0.28)	(2.58)	0.94		—

Total gain (loss) from investment operations	(0.14)	(2.32)	0.96		—	(d)

Less distributions from:
Net investment income	(0.17)	(0.33)	—		—
Net realized gains	(0.04)	(0.09)	—		—

Total distributions	(0.21)	(0.42)	—		—

Net asset value, end of period	$7.87	$8.22	$10.96		$7.87

TOTAL RETURN	(1.14)%	(21.99)%	9.60	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$15,396	$4,003	$1,735		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.22%	0.19%	0.46	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.11%	2.68%	0.33	%(c)	0.00	%(c)
Portfolio turnover rate	18%	17%	29	%(b)	18%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	67

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND

	Retirement Class

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.68	$12.98	$11.38	$10.78	$9.83		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14	0.25	0.21	0.19	0.16		0.16
Net realized and unrealized gain (loss) on total investments	(0.38)	(3.16)	1.68	0.73	1.14		0.97

Total gain (loss) from investment operations	(0.24)	(2.91)	1.89	0.92	1.30		1.13

Less distributions from:
Net investment income	(0.16)	(0.31)	(0.27)	(0.28)	(0.35)		(0.35)
Net realized gains	(0.04)	(0.08)	(0.02)	(0.04)	—	(d)	—	(d)

Total distributions	(0.20)	(0.39)	(0.29)	(0.32)	(0.35)		(0.35)

Net asset value, end of period	$9.24	$9.68	$12.98	$11.38	$10.78		$10.78

TOTAL RETURN	(1.94)%	(23.10)%	16.91%	8.62%	13.36	%(b)	11.43	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$421,832	$197,256	$102,014	$19,426	$2,713		$2,713
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51%	0.51%	0.60%	1.03%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	1.86%	2.22%	1.72%	1.76%	1.57	%(c)	1.53	%(c)
Portfolio turnover rate	15%	17%	24%	1%	5	%(b)	5	%(b)

See notes to financial highlights.

68	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND

	Institutional Class				Premier Class§

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007		For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.16	$11.00	$10.00		$7.75

Gain (loss) from investment operations:
Net investment income (a)	0.12	0.23	0.07		—	(d)
Net realized and unrealized gain (loss) on total investments	(0.31)	(2.66)	0.93		—

Total gain (loss) from investment operations	(0.19)	(2.43)	1.00		—	(d)

Less distributions from:
Net investment income	(0.18)	(0.33)	—		—
Net realized gains	(0.04)	(0.08)	—		—

Total distributions	(0.22)	(0.41)	—		—

Net asset value, end of period	$7.75	$8.16	$11.00		$7.75

TOTAL RETURN	(1.67)%	(22.94)%	10.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$14,247	$3,569	$1,432		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.21%	0.21%	0.55	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	1.87%	2.35%	0.90	%(c)	0.00	%(c)
Portfolio turnover rate	15%	17%	24	%(b)	15%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	69

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND

	Retirement Class

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.83	$13.16	$11.45	$10.81	$9.82		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15	0.26	0.20	0.17	0.15		0.15
Net realized and unrealized gain (loss) on total investments	(0.38)	(3.21)	1.82	0.79	1.21		1.03

Total gain (loss) from investment operations	(0.23)	(2.95)	2.02	0.96	1.36		1.18

Less distributions from:
Net investment income	(0.16)	(0.31)	(0.28)	(0.27)	(0.37)		(0.37)
Net realized gains	(0.04)	(0.07)	(0.03)	(0.05)	—	(d)	—	(d)

Total distributions	(0.20)	(0.38)	(0.31)	(0.32)	(0.37)		(0.37)

Net asset value, end of period	$9.40	$9.83	$13.16	$11.45	$10.81		$10.81

TOTAL RETURN	(1.91)%	(23.09)%	17.93%	9.04%	13.93	%(b)	11.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$639,490	$285,171	$141,996	$21,093	$2,066		$2,066
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.50%	0.48%	0.57%	1.19%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	1.84%	2.21%	1.59%	1.50%	1.45	%(c)	1.41	%(c)
Portfolio turnover rate	14%	16%	18%	17%	10	%(b)	10	%(b)

See notes to financial highlights.

70	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND

	Institutional Class				Premier Class§

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007		For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.21	$11.04	$10.00		$7.81

Gain (loss) from investment operations:
Net investment income (a)	0.12	0.23	0.06		—	(d)
Net realized and unrealized gain (loss) on total investments	(0.31)	(2.67)	0.98		—

Total gain (loss) from investment operations	(0.19)	(2.44)	1.04		—	(d)

Less distributions from:
Net investment income	(0.17)	(0.32)	—		—
Net realized gains	(0.04)	(0.07)	—		—

Total distributions	(0.21)	(0.39)	—		—

Net asset value, end of period	$7.81	$8.21	$11.04		$7.81

TOTAL RETURN	(1.66)%	(22.87)%	10.40	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$21,359	$5,714	$2,414		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.20%	0.18%	0.44	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	1.86%	2.39%	0.78	%(c)	0.00	%(c)
Portfolio turnover rate	14%	16%	18	%(b)	14%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	71

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND

	Retirement Class			Institutional Class

	For the Year Ended September 30, 2009	For the Period November 30, 2007** to September 30, 2008		For the Year Ended September 30, 2009	For the Period November 30, 2007** to September 30, 2008

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.56	$10.00		$7.57	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.07	0.16		0.12	0.26
Net realized and unrealized loss on total investments	(0.33)	(2.38)		(0.37)	(2.47)

Total loss from investment operations	(0.26)	(2.22)		(0.25)	(2.21)

Less distributions from:
Net investment income	(0.12)	(0.22)		(0.12)	(0.22)
Net realized gains	(0.04)	—		(0.04)	—

Total distributions	(0.16)	(0.22)		(0.16)	(0.22)

Net asset value, end of period	$7.14	$7.56		$7.16	$7.57

TOTAL RETURN	(2.93)%	(22.69	)%(b)	(2.68)%	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$30,587	$3,287		$2,039	$780
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.98%	6.60	%(c)	0.70%	6.40	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.21%	2.23	%(c)	1.95%	3.55	%(c)
Portfolio turnover rate	8%	27	%(b)	8%	27	%(b)

See notes to financial highlights.

72	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND

	Premier Class§

	For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.16

Gain (loss) from investment operations:
Net investment income (a)	—	(d)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	—	(d)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$7.16

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	8%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	73

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND

	Retirement Class			Institutional Class

	For the Year Ended September 30, 2009	For the Period November 30, 2007** to September 30, 2008		For the Year Ended September 30, 2009	For the Period November 30, 2007** to September 30, 2008

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.62	$10.00		$7.64	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.08	0.20		0.12	0.27
Net realized and unrealized loss on total investments	(0.42)	(2.36)		(0.45)	(2.41)

Total loss from investment operations	(0.34)	(2.16)		(0.33)	(2.14)

Less distributions from:
Net investment income	(0.13)	(0.22)		(0.13)	(0.22)
Net realized gains	— (d)	—		— (d)	—

Total distributions	(0.13)	(0.22)		(0.13)	(0.22)

Net asset value, end of period	$7.15	$7.62		$7.18	$7.64

TOTAL RETURN	(4.08)%	(22.08	)%(b)	(3.81)%	(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$14,383	$1,973		$1,633	$783
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.45%	7.70	%(c)	1.18%	7.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.35%	2.75	%(c)	2.04%	3.55	%(c)
Portfolio turnover rate	18%	73	%(b)	18%	73	%(b)

See notes to financial highlights.

74	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND

	Premier Class§

	For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.18

Gain (loss) from investment operations:
Net investment income (a)	—	(d)
Net realized and unrealized gain on total investments	—

Total gain from investment operations	—	(d)

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$7.18

TOTAL RETURN	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)
Ratio of net investment income to average net assets	0.00	%(c)
Portfolio turnover rate	18%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	75

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND

	Retirement Class			Institutional Class

	For the Year Ended September 30, 2009	For the Period November 30, 2007** to September 30, 2008		For the Year Ended September 30, 2009	For the Period November 30, 2007** to September 30, 2008

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.65	$10.00		$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.21	0.31		0.23	0.34
Net realized and unrealized gain (loss) on total investments	0.19	(1.34)		0.19	(1.36)

Total gain (loss) from investment operations	0.40	(1.03)		0.42	(1.02)

Less distributions from:
Net investment income	(0.21)	(0.32)		(0.22)	(0.33)
Net realized gains	—	—		—	—

Total distributions	(0.21)	(0.32)		(0.22)	(0.33)

Net asset value, end of period	$8.84	$8.65		$8.85	$8.65

TOTAL RETURN	4.86%	(10.49	)%(b)	5.19%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$19,384	$4,800		$5,554	$2,691
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.01%	1.79	%(c)	0.73%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.59%	4.00	%(c)	2.86%	4.30	%(c)
Portfolio turnover rate	38%	26	%(b)	38%	26	%(b)

See notes to financial highlights.

76	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND

	Retail Class			Premier Class§

	For the Year Ended September 30, 2009	For the Period November 30, 2007** to September 30, 2008		For the Period September 30, 2009 to September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.65	$10.00		$8.85

Gain (loss) from investment operations:
Net investment income (a)	0.23	0.32		—	(d)
Net realized and unrealized gain (loss) on total investments	0.19	(1.34)		—

Total gain (loss) from investment operations	0.42	(1.02)		—	(d)

Less distributions from:
Net investment income	(0.22)	(0.33)		—
Net realized gains	—	—		—

Total distributions	(0.22)	(0.33)		—

Net asset value, end of period	$8.85	$8.65		$8.85

TOTAL RETURN	5.16%	(10.37	)%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$8,460	$6,171		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.97%	1.72	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.05%	0.00	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.92%	4.09	%(c)	0.00	%(c)
Portfolio turnover rate	38%	26	%(b)	38%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	77

FINANCIAL HIGHLIGHTS (NOTES)	concluded

TIAA-CREF LIFECYCLE FUNDS

*	The Retirement Class effective date of SEC registration was October 15, 2004.

**	Fund commenced operations on November 30, 2007.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(f)	Percentage is less than 1%.

78	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFECYCLE FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of forty-seven series of funds. The remaining funds are presented in separate shareholder reports.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On September 30, 2009, the Funds made an additional share class (Premier) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The TIAA-CREF Growth Equity Fund was liquidated on April 17, 2009. As a shareholder, the Funds received their proportionate share of the Growth Equity Fund’s net assets that were distributed.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events through November 19, 2009. The following is a summary of the significant accounting policies followed by the Funds.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to financial statements.

Accounting for investments: Securities transactions are accounted for as of trade date. Interest income is recorded as earned. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	79

NOTES TO FINANCIAL STATEMENTS

and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees, and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among each Fund in the Trust.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations.

For the year ended September 30, 2009, permanent book and tax differences resulting primarily from dividend reclassifications were identified and reclassified among the components of the Funds’ net assets (See Note 5). Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds and may be invested at the direction of the Trustee. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended September 30, 2009, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

80	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies—These investments are valued at net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business on the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

As of September 30, 2009, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of the Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least January 31, 2010.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	81

NOTES TO FINANCIAL STATEMENTS

Under the terms of the Distribution (12b-1) Plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and up to 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. TPIS has agreed not to seek any reimbursements under the Distribution Plan from the Retirement Class through January 31, 2010. However, this agreement may be terminated before this date with the approval of the Board of Trustees. The Board of Trustees of the TIAA-CREF Funds voted to activate the Retail Class 12b-1 Plan and TPIS began collecting reimbursements under the Plan for the Retail Class of the Retirement Income Fund effective August 1, 2009. The Premier Class of the Funds have adopted a Distribution (12b-1) Plan that compensates TPIS for providing distribution, promotional and shareholder services to the Premier Class at the annual rate of 0.15% of the average daily net assets attributable to the Premier Class shares.

Advisors is voluntarily reimbursing each class (excluding the Premier class) of the Funds for all “other expenses” (expenses other than management fees, distribution fees, services agreement fees, and acquired fund fees and expenses), except for the Retirement Class service fee through January 31, 2010. Advisors is voluntarily reimbursing the Premier Class of the Funds for all “other expenses” through January 31, 2011.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by TIAA as of September 30, 2009:

Fund	TIAA

Lifecycle 2010 Fund (a)	0%
Lifecycle 2015 Fund (a)	0%
Lifecycle 2020 Fund (a)	0%
Lifecycle 2025 Fund (a)	0%
Lifecycle 2030 Fund (a)	0%
Lifecycle 2035 Fund (a)	0%
Lifecycle 2040 Fund (a)	0%
Lifecycle 2045 Fund	5%
Lifecycle 2050 Fund	11%
Lifecycle Retirement Income Fund	29%

(a) Less than 1%

82	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Note 4—investments

At September 30, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Lifecycle 2010	$435,181,722	$15,483,545	$(39,777,073)	$(24,293,528)
Lifecycle 2015	483,123,777	3,210,174	(14,115,247)	(10,905,073)
Lifecycle 2020	498,827,658	9,653,345	(14,807,333)	(5,153,988)
Lifecycle 2025	464,165,213	13,068,033	(15,386,969)	(2,318,936)
Lifecycle 2030	440,104,616	16,346,350	(14,961,468)	1,384,882
Lifecycle 2035	422,359,809	20,408,673	(10,567,284)	9,841,389
Lifecycle 2040	636,085,053	32,625,835	(13,354,874)	19,270,961
Lifecycle 2045	28,351,201	3,727,945	—	3,727,945
Lifecycle 2050	14,437,546	1,423,020	—	1,423,020
Lifecycle Retirement Income	32,798,612	545,299	—	545,299

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the year ended September 30, 2009, were as follows:

Fund	Purchases	Sales

Lifecycle 2010	$241,979,064	$197,060,750
Lifecycle 2015	266,566,984	116,393,471
Lifecycle 2020	276,428,397	90,599,061
Lifecycle 2025	252,887,298	67,078,457
Lifecycle 2030	239,386,637	50,825,921
Lifecycle 2035	241,350,264	40,959,566
Lifecycle 2040	372,863,105	57,996,913
Lifecycle 2045	24,729,144	1,033,115
Lifecycle 2050	12,520,868	1,225,579
Lifecycle Retirement Income	25,324,332	7,569,499

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	83

NOTES TO FINANCIAL STATEMENTS

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended September 30, 2009 and September 30, 2008 were as follows:

	2009			2008

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle 2010	$7,272,284	$2,934,827	$10,207,111	$8,399,608	$1,312,988	$9,712,596
Lifecycle 2015	6,881,561	1,400,804	8,282,365	6,716,378	1,263,987	7,980,365
Lifecycle 2020	5,488,156	1,696,268	7,184,424	5,828,509	1,274,651	7,103,160
Lifecycle 2025	4,379,031	1,651,752	6,030,783	4,733,776	995,425	5,729,201
Lifecycle 2030	4,191,029	1,150,845	5,341,874	4,240,949	1,026,277	5,267,226
Lifecycle 2035	4,141,165	1,111,478	5,252,643	3,311,500	728,293	4,039,793
Lifecycle 2040	6,029,605	1,400,330	7,429,935	4,627,914	880,597	5,508,511
Lifecycle 2045	109,718	39,481	149,199	44,229	—	44,229
Lifecycle 2050	72,321	490	72,811	44,229	—	44,229
Lifecycle Retirement Income	539,206	—	539,206	400,064	—	400,064

As of September 30, 2009, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post- October Losses	Total

Lifecycle 2010	$7,362,924	$—	$(24,293,526)	$(3,985,880)	$(20,898,473)	$(41,814,955)
Lifecycle 2015	5,597,849	—	(10,905,073)	(3,200,320)	(14,154,193)	(22,661,737)
Lifecycle 2020	5,278,863	—	(5,153,987)	(2,008,560)	(16,712,985)	(18,596,669)
Lifecycle 2025	4,170,639	—	(2,318,937)	(1,468,893)	(18,289,070)	(17,906,261)
Lifecycle 2030	2,605,493	—	1,384,881	(771,801)	(20,006,801)	(16,788,228)
Lifecycle 2035	1,416,142	—	9,841,388	(192,929)	(19,223,379)	(8,158,778)
Lifecycle 2040	2,243,160	—	19,270,961	(394,030)	(27,826,890)	(6,706,799)
Lifecycle 2045	68,353	—	3,727,945	(2,643)	(256,048)	3,537,607
Lifecycle 2050	34,072	—	1,423,019	(11,163)	(201,173)	1,244,755
Lifecycle Retirement Income	90	—	545,299	(157,038)	(402,776)	(14,425)

84	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2009, the following Funds had capital loss carryovers, which will expire as follows:

Fund	9/30/2017

Lifecycle 2010	$3,985,880
Lifecycle 2015	3,200,320
Lifecycle 2020	2,008,560
Lifecycle 2025	1,468,893
Lifecycle 2030	771,801
Lifecycle 2035	192,929
Lifecycle 2040	394,030
Lifecycle 2045	2,643
Lifecycle 2050	11,163
Lifecycle Retirement Income	157,038

Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund during the fiscal year ended September 30, 2009, the future utilization of the Lifecycle 2050 Fund’s capital losses and capital loss carryovers may be subject to limitations under the Code and Regulations thereunder.

Note 6—line of credit

Each of the Funds participates in a $750 million unsecured revolving credit facility dated June 30, 2009 that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating funds and allocated on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing Funds at rates that are based on a specified rate of interest. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the year ended September 30, 2009, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
Lifecycle Funds of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, and Lifecycle Retirement Income Fund (constituting the Lifecycle Funds of the TIAA-CREF Funds, hereafter referred to as the “Funds”) at September 30, 2009, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
November 19, 2009

86	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

MANAGEMENT (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS
Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006); Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	66

Director and member of the Investment Committee, the Maine Coast Heritage Trust, Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	66

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	66	None

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	87

MANAGEMENT (UNAUDITED)	continued

TIAA-CREF LIFECYCLE FUNDS
Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Formerly, Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	66	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Formerly, Acting Dean (2009); Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	66	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	66	None

88	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	President and Chief Operating Officer, Arnhold S. Bleichroeder Advisers, Inc. (2009); Principal, BAM Consulting LLC (since 2003). Formerly, Independent Consultant for Merrill Lynch (2003-2009). Chairman, Oppenheimer Funds, Inc. (2000-2001), Chief Executive Officer (1995-2001), President (1991-2000), and Chief Operating Officer (1989-1995) of that firm.	66	Director, Prudential plc, International Advisory Board, and British-American Business Council.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006-2008) and Associate Head (1994-2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-2008).	66	The Jeffrey Company and Jeflion Company (unregistered investment companies), the Alfred P. Sloan Foundation and National Bureau of Economic Research.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman and Trustee	Indefinite term. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); Chairman and CEO and CIO, NCM Capital Advisers Inc. (since 2003), and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	66	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987); Fellow, Financial Management Association (since 2002). Formerly, Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				66	None

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	89

MANAGEMENT (UNAUDITED)	continued

TIAA-CREF LIFECYCLE FUNDS
Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President since 2007.

Executive Vice President (EVP), Individual & Institutional Client Services (since 2009), EVP, Individual Client Services (2007-2009) of Teachers Insurance and Annuity Association (“TIAA”) and of TIAA-CREF Funds, College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2008); EVP of Individual Client Services of TIAA and the TIAA-CREF Fund Complex (2007-2008); Manager, President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since 2007); and Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly, Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009

EVP and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009). Formerly, Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996-2009), Special Advisor to the Chairman for International Derivatives (1995-1996), U.S. Securities and Exchange Commission; and Director, Division of Market Regulation (1993-1995), U.S. Securities and Exchange Commission.

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB; 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer Asset Management Compliance of TIAA and Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008) and Chief Compliance Officer of TIAA Separate Account VA-3. Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1998-1994).

90	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007); EVP (since 1997) of CREF and TIAA Separate Account VA-1; EVP, Investments, Research, Institute & Strategy (since 2009), EVP, Head of Asset Management (2006-2009), and EVP and Chief Investment Officer (2005) of TIAA. Director, Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of TCIM (since 2004). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), and Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2006). Formerly, Director of TIAA Global Markets, Inc. (2004-2005); Director of TIAA-CREF Life Insurance Company (1997-2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006-2008).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009). Treasurer of CREF (since 2008). Director (since 2008) and Funds Treasurer (since 2007) of Advisors; Manager and Funds Treasurer of TCIM (since 2008); Director of TIAA-CREF Trust Company, FSB (since 2008). Formerly, Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

EVP Public Affairs of TIAA (since 2005) and EVP of the TIAA-CREF Fund Complex (since 2003). Formerly, Director of TIAA-CREF Life Insurance Company (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice President and Chief Communications Officer for Insurance Information Institute (1993-2001).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

EVP, Head of Risk Management of TIAA and EVP of the TIAA-CREF Fund Complex (since 2009). Senior Managing Director of Advisors and Investment Management (since 2006). Formerly, Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008-2009). Senior Managing Director, Chief Credit Risk Officer (2004-2008) of TIAA. Director, TIAA-CREF Life Insurance Company (2006-2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005-2006). Senior Vice President, Risk Management Department, Lehman Brothers (1996-2004).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	91

MANAGEMENT (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS
Executive officers — concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

EVP, Human Resources & Corporate Services of TIAA and EVP of the TIAA-CREF Fund Complex (since 2003). Formerly, Director, TIAA-CREF Life Insurance Company (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999).

Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-year term. Executive Vice President since 2008.

EVP, Technology and Operations of TIAA (since 2008), and EVP of the TIAA-CREF Fund Complex (since 2008). Formerly, Principal, Market Resolve, LLC (2006-2008); and Head, Middle Office, Investment Banking (2000- 2002), Head, Technology and Operations, Equities (1999-2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999), JP Morgan Chase & Co.

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2001.

EVP, and Chief Institutional Development and Sales Officer (since 2008), EVP, Strategy, Integration and Policy (2007-2008); EVP, Strategy, Implementation and Policy (2006-2007), EVP, Product Management (2005-2006) of TIAA and EVP of the TIAA-CREF Fund Complex (since 2008); EVP, Strategy Implementation and Policy of TIAA (2006-2008); Manager of TIAA-CREF Redwood, LLC (since 2007); Director of TCT Holdings, Inc. (since 2007); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, EVP, Product Management of TIAA (2000-2005); and President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

EVP, Product Development and Management (since 2009), EVP, Institutional Client Services (2006-2009), and EVP, Product Management (2005-2006) of TIAA; and EVP of the TIAA Fund Complex (since 2008); EVP, Institutional Client Services (2006-2008); Director of Tuition Financing (since 2006); Director of TCT Holdings, Inc. (since 2007); EVP of TIAA-CREF Life Insurance Company (since 2009); Director (since 2007) and EVP (since 2008) of TIAA-CREF Enterprises, Inc. and Manager, President and CEO, TIAA-CREF Redwood, LLC (since 2006). Formerly, Senior Vice President, Pension Products (2003-2006) and Vice President, Support Services (1998-2003) of TIAA and the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223-1200.

92	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT FOR THE TIAA-CREF LIFECYCLE FUNDS OF THE
TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of the TIAA-CREF Lifecycle Funds and the TIAA-CREF Lifecycle Index Funds (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL/APPROVAL PROCESS

The Board held a meeting on April 1, 2009, at which it considered the annual renewal of the Agreement for each Fund then in operation using its previously-established process. In addition, the Board held a meeting on July 21, 2009 at which it considered the initial approval of the Agreement with respect to the Trust’s ten new series, which form the sub-family of funds known as the TIAA-CREF Lifecycle Index Funds, using this same process. As part of this process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals or approvals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the April and July 2009 Board meetings, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee followed guidelines regarding reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	93

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding the Retirement Class of each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and portfolio turnover rates. (Note that since the Lifecycle Index Funds had no prior operations, only comparative expense data was provided by Lipper concerning these Funds.) Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect more recent reductions in assets experienced by most mutual funds due to market losses and outflows resulting from the economic downturn.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services or proposed services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meetings held on April 1, 2009 and July 21, 2009, independent legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew or approve the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year (except with respect to the new Lifecycle Index Funds); (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the

94	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned or, with respect to the Lifecycle Index Funds, potential profits to be earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented to the Trustees’ counsel only); and (9) proposed narrative explanations of reasons why the Board should renew or approve the Agreement.

In considering whether to renew or approve the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to each Fund; (2) the investment performance of each Fund (except the Lifecycle Index Funds); (3) the costs of the services provided to each Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized or are anticipated to be realized as each Fund grows; (5) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew or approve the Agreement.

In reaching its decisions regarding the renewal or approval of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from K&L Gates LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal or approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for all Funds then in operation at the April 1, 2009 meeting and for the Lifecycle Index Funds at the July 21, 2009 meeting, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal or approval determinations on a Fund-by-Fund basis. In deciding whether to renew or approve the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew or approve the Agreement for each Fund.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	95

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

At its meeting on April 1, 2009, the Board voted unanimously to renew the particular Agreement for each Fund other than the Lifecycle Index Funds. At the meeting on July 21, 2009, the Board voted unanimously to approve the Agreement for the Lifecycle Index Funds. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each Lifecycle Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the existing Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”) and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds (except for the Lifecycle Index Funds), as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and/or peer groups of mutual funds.

In addition, the Board considered the nature and quality of non-portfolio management services provided or to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund (except for the Lifecycle Index Funds), as applicable, over one-, two-, three- and four-year periods. The Board considered each Fund’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that most financial markets had experienced nearly unprecedented decreases and volatility during the year that had adversely impacted the Funds’ performance. However, despite these circumstances, most Funds’ performance generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each

96	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Lifecycle Fund’s performance, see the Fund-by-Fund synopsis below.) Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI’s services to the Lifecycle Funds for the calendar year 2008. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI does not earn a direct profit on any of the then-existing Funds, which is primarily due to a complete waiver of the Funds’ management fees and a reimbursement of all of their other expenses except for Retirement Class service fees. The Board also considered that TAI may have indirect earnings with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI. The Board determined that TAI’s direct and indirect profits were reasonable and not excessive in light of various relevant factors. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board also considered TAI’s estimated profitability with respect to the Lifecycle Index Funds, which projected that these Funds would not be immediately profitable for TAI but could eventually reach profitability for TAI since, unlike the existing Lifecycle Funds, their advisory fees would not be waived by TAI. The Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding contractual fee rates and actual fees charged for similar funds managed by other advisers, as analyzed by Lipper. Based on all factors considered, the Board determined that the fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to those Funds that were in operation during 2008 and TAI had waived its fees or reimbursed the Lifecycle Funds for all of their expenses other than Retirement Class service fees. The Board also noted that the Lifecycle Index Funds were expected to operate at a loss initially, although they were expected to eventually become profitable for TAI. Thus, the Board

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	97

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to another fund, the TIAA-CREF Managed Allocation Fund. In addition, TAI manages other asset allocation products, such as education savings plans (529 plans). The Board considered that the management fees of the Lifecycle Funds and the Managed Allocation Fund were the same—0.00% (net of TAI’s waiver of advisory fees for the Lifecycle Funds). While the proposed management fee of each new Lifecycle Index Fund would be 0.10%, the underlying fund expense of each Lifecycle Index Fund would be lower than that of a Lifecycle Fund or the Managed Allocation Fund since these new funds would be investing in indexed underlying funds, not actively-managed underlying funds.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to both the Funds and certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and a single source for all their financial service needs. Also, certain Funds managed by TAI or its affiliates are managed in the same manner and by the same personnel as the TIAA-CREF Managed Allocation Fund, resulting in certain benefits associated with economies of scale.

FUND-BY-FUND FACTORS

The Trustees considered the following specific factors (among others) during their determination to renew the Agreement for each Lifecycle Fund described in this Report. If a Lifecycle Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class, which is the oldest class of each Lifecycle Fund. Because each of the Lifecycle Funds’ classes generally has different non-advisory expenses, the expense and performance information for the Funds’ other classes will differ from the expense and performance information shown below. All periods referenced below end as of December 31, 2008. Under the Morningstar

98	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

LIFECYCLE 2010 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•

The Fund’s total expenses and management fees (after waiver) were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three- and four-year periods, the Fund was in the 2nd quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

LIFECYCLE 2015 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s total expenses and management fees (after waiver) were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the four-year period, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	99

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

LIFECYCLE 2020 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s total expenses and management fees (after waiver) were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two- three- and four-year periods, the Fund was in the 3rd, 2nd, 3rd and 2nd quintiles of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

LIFECYCLE 2025 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the four-year period, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

LIFECYCLE 2030 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 3rd, 2nd, 2nd and 4th quintiles of its Performance Universe, respectively.

100	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

LIFECYCLE 2035 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 4th, 3rd, 2nd and 3rd quintiles of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

LIFECYCLE 2040 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 3rd, 1st, 1st and 3rd quintiles of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

LIFECYCLE 2045 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	101

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-year period, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

LIFECYCLE 2050 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-year period, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

LIFECYCLE RETIREMENT INCOME FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2010, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-year period, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

102	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the TIAA-CREF Growth & Income, Mid-Cap Growth, Mid-Cap Value, Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds were added as underlying investments for the Fund.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Lifecycle Fund.

TIAA-CREF Lifecycle Funds ▪ 2009 Annual Report	103

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

For the fiscal year ended September 30, 2009, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long Term Capital Gains	Total

Lifecycle 2010	$370	$2,934,457	$2,934,827
Lifecycle 2015	357	1,400,447	1,400,804
Lifecycle 2020	355	1,695,913	1,696,268
Lifecycle 2025	323	1,651,429	1,651,752
Lifecycle 2030	339	1,150,506	1,150,845
Lifecycle 2035	281	1,111,197	1,111,478
Lifecycle 2040	395	1,399,935	1,400,330
Lifecycle 2045	—	39,481	39,481
Lifecycle 2050	—	490	490

For the fiscal year ended September 30, 2009, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage	Fund	Percentage

Lifecycle 2010	16.62%	Lifecycle 2035	57.90%
Lifecycle 2015	23.80	Lifecycle 2040	57.89
Lifecycle 2020	29.56	Lifecycle 2045	55.27
Lifecycle 2025	36.78	Lifecycle 2050	55.81
Lifecycle 2030	48.19	Lifecycle Retirement Income	20.18

For the fiscal year ended September 30, 2009, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage	Fund	Percentage

Lifecycle 2010	12.46%	Lifecycle 2035	42.32%
Lifecycle 2015	17.59	Lifecycle 2040	42.40
Lifecycle 2020	21.71	Lifecycle 2045	41.96
Lifecycle 2025	26.89	Lifecycle 2050	41.79
Lifecycle 2030	35.10	Lifecycle Retirement Income	14.54

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2009, which will be reported in conjunction with your 2009 Form 1099-DIV.

By early 2010, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

104	2009 Annual Report ▪ TIAA-CREF Lifecycle Funds

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2776 for the Retirement, Institutional and Premier classes or 800 223-1200 for the Retail Class.

Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue
New York, NY 10017-3206

NCI-SFI-COC-163

Printed on recycled paper

C45816	A11067 (11/09)

TIAA
CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

2009 ANNUAL REPORT

TIAA-CREF LIFECYCLE

INDEX FUNDS

OF THE TIAA-CREF FUNDS

SEPTEMBER 30, 2009

Audited financial statements

Lifecycle Index Funds

Index 2010 Fund

Index 2015 Fund

Index 2020 Fund

Index 2025 Fund

Index 2030 Fund

Index 2035 Fund

Index 2040 Fund

Index 2045 Fund

Index 2050 Fund

Index Retirement Income Fund

THE TIAA-CREF LIFECYCLE INDEX FUNDS

Fund	Class	Ticker	Inception date

Index 2010 Fund	Retirement Class	TLTRX	9/30/2009
	Institutional Class	TLTIX	9/30/2009
	Premier Class	TLTPX	9/30/2009

Index 2015 Fund	Retirement Class	TLGRX	9/30/2009
	Institutional Class	TLFIX	9/30/2009
	Premier Class	TLFPX	9/30/2009

Index 2020 Fund	Retirement Class	TLWRX	9/30/2009
	Institutional Class	TLWIX	9/30/2009
	Premier Class	TLWPX	9/30/2009

Index 2025 Fund	Retirement Class	TLQRX	9/30/2009
	Institutional Class	TLQIX	9/30/2009
	Premier Class	TLVPX	9/30/2009

Index 2030 Fund	Retirement Class	TLHRX	9/30/2009
	Institutional Class	TLHIX	9/30/2009
	Premier Class	TLHPX	9/30/2009

Index 2035 Fund	Retirement Class	TLYRX	9/30/2009
	Institutional Class	TLYIX	9/30/2009
	Premier Class	TLYPX	9/30/2009

Index 2040 Fund	Retirement Class	TLZRX	9/30/2009
	Institutional Class	TLZIX	9/30/2009
	Premier Class	TLPRX	9/30/2009

Index 2045 Fund	Retirement Class	TLMRX	9/30/2009
	Institutional Class	TLXIX	9/30/2009
	Premier Class	TLMPX	9/30/2009

Index 2050 Fund	Retirement Class	TLLRX	9/30/2009
	Institutional Class	TLLIX	9/30/2009
	Premier Class	TLLPX	9/30/2009

Index Retirement Income Fund	Retirement Class	TRCIX	9/30/2009
	Institutional Class	TRILX	9/30/2009
	Premier Class	TLIPX	9/30/2009

The TIAA-CREF Lifecycle Index Funds commenced operations on September 30, 2009. Expense examples are not included in this report because one day of expenses is not representative of annual expenses for an expense example.

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2010 FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
171,713	TIAA-CREF Bond Index Fund	$1,724,000	43.10%
192,723	TIAA-CREF Equity Index Fund	1,536,000	38.40
21,652	TIAA-CREF Inflation-Linked Bond Fund	228,000	5.70
32,674	TIAA-CREF International Equity Index Fund	512,000	12.80

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00 **

	NET ASSETS	$3,999,986	100.00%

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2015 FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
147,809	TIAA-CREF Bond Index Fund	$1,484,000	37.10%
222,836	TIAA-CREF Equity Index Fund	1,776,000	44.40
14,055	TIAA-CREF Inflation-Linked Bond Fund	148,000	3.70
37,779	TIAA-CREF International Equity Index Fund	592,000	14.80

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00 **

	NET ASSETS	$3,999,986	100.00%

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	1

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2020 FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
123,904	TIAA-CREF Bond Index Fund	$1,244,000	31.10%
252,949	TIAA-CREF Equity Index Fund	2,016,000	50.40
6,458	TIAA-CREF Inflation-Linked Bond Fund	68,000	1.70
42,884	TIAA-CREF International Equity Index Fund	672,000	16.80

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00 **

	NET ASSETS	$3,999,986	100.00%

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2025 FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
98,805	TIAA-CREF Bond Index Fund	$992,000	24.80%
283,061	TIAA-CREF Equity Index Fund	2,256,000	56.40
47,990	TIAA-CREF International Equity Index Fund	752,000	18.80

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00	**

	NET ASSETS	$3,999,986	100.00

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2030 FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
66,932	TIAA-CREF Bond Index Fund	$672,000	16.80%
313,174	TIAA-CREF Equity Index Fund	2,496,000	62.40
53,095	TIAA-CREF International Equity Index Fund	832,000	20.80

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00 **

	NET ASSETS	$3,999,986	100.00%

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2035 FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
39,841	TIAA-CREF Bond Index Fund	$400,000	10.00%
338,770	TIAA-CREF Equity Index Fund	2,700,000	67.50
57,435	TIAA-CREF International Equity Index Fund	900,000	22.50

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00 **

	NET ASSETS	$3,999,986	100.00%

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	3

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2040 FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
39,841	TIAA-CREF Bond Index Fund	$400,000	10.00%
338,770	TIAA-CREF Equity Index Fund	2,700,000	67.50
57,435	TIAA-CREF International Equity Index Fund	900,000	22.50

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00 **

	NET ASSETS	$3,999,986	100.00%

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2045 FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
39,841	TIAA-CREF Bond Index Fund	$400,000	10.00%
338,770	TIAA-CREF Equity Index Fund	2,700,000	67.50
57,435	TIAA-CREF International Equity Index Fund	900,000	22.50

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00 **

	NET ASSETS	$3,999,986	100.00%

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2050 FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
39,841	TIAA-CREF Bond Index Fund	$400,000	10.00%
338,770	TIAA-CREF Equity Index Fund	2,700,000	67.50
57,435	TIAA-CREF International Equity Index Fund	900,000	22.50

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00 **

	NET ASSETS	$3,999,986	100.00%

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX RETIREMENT INCOME FUND ▪ SEPTEMBER 30, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
199,203	TIAA-CREF Bond Index Fund	$2,000,000	50.00%
150,565	TIAA-CREF Equity Index Fund	1,200,000	30.00
37,987	TIAA-CREF Inflation-Linked Bond Fund	400,000	10.00
25,526	TIAA-CREF International Equity Index Fund	400,000	10.00

	TOTAL TIAA-CREF FUNDS (Cost $4,000,000)	4,000,000	100.00

	TOTAL PORTFOLIO (Cost $4,000,000)	4,000,000	100.00
	OTHER ASSETS & LIABILITIES, NET	(14)	0.00 **

	NET ASSETS	$3,999,986	100.00%

**	Percentage represents less than 0.01%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	5

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ SEPTEMBER 30, 2009

	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund	Lifecycle Index 2035 Fund

ASSETS
Investment in affiliated investment companies, at cost	$4,000,000	$4,000,000	$4,000,000	$4,000,000	$4,000,000	$4,000,000

Total investment in affiliated investment companies, at value	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Cash	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Due from investment advisor	76,310	76,310	76,310	76,310	76,310	76,310

Total assets	8,076,310	8,076,310	8,076,310	8,076,310	8,076,310	8,076,310

LIABILITIES
Service agreement fees payable	2	2	2	2	2	2
Distribution fees payable	1	1	1	1	1	1
Management fee payable	11	11	11	11	11	11
Due to affiliates	76,310	76,310	76,310	76,310	76,310	76,310
Payable for security transaction	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000

Total liabilities	4,076,324	4,076,324	4,076,324	4,076,324	4,076,324	4,076,324

NET ASSETS	$3,999,986	$3,999,986	$3,999,986	$3,999,986	$3,999,986	$3,999,986

NET ASSETS CONSIST OF:
Paid-in-capital	$3,999,986	$3,999,986	$3,999,986	$3,999,986	$3,999,986	$3,999,986

NET ASSETS	$3,999,986	$3,999,986	$3,999,986	$3,999,986	$3,999,986	$3,999,986

RETIREMENT CLASS:
Net assets	$249,998	$249,998	$249,998	$249,998	$249,998	$249,998
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,000	25,000	25,000	25,000	25,000	25,000

Net asset value per share	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

INSTITUTIONAL CLASS:
Net assets	$3,499,990	$3,499,990	$3,499,990	$3,499,990	$3,499,990	$3,499,990
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	350,000	350,000	350,000	350,000	350,000	350,000

Net asset value per share	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

PREMIER CLASS:
Net assets	$249,998	$249,998	$249,998	$249,998	$249,998	$249,998
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,000	25,000	25,000	25,000	25,000	25,000

Net asset value per share	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

6	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	7

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ SEPTEMBER 30, 2009

	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index Retirement Income Fund

ASSETS
Investment in affiliated investment companies, at cost	$4,000,000	$4,000,000	$4,000,000	$4,000,000

Total investment in affiliated investment companies, at value	4,000,000	4,000,000	4,000,000	4,000,000
Cash	4,000,000	4,000,000	4,000,000	4,000,000
Due from investment advisor	76,310	76,310	76,310	76,310

Total assets	8,076,310	8,076,310	8,076,310	8,076,310

LIABILITIES
Service agreement fees payable	2	2	2	2
Distribution fees payable	1	1	1	1
Management fee payable	11	11	11	11
Due to affiliates	76,310	76,310	76,310	76,310
Payable for security transaction	4,000,000	4,000,000	4,000,000	4,000,000

Total liabilities	4,076,324	4,076,324	4,076,324	4,076,324

NET ASSETS	$3,999,986	$3,999,986	$3,999,986	$3,999,986

NET ASSETS CONSIST OF:
Paid-in-capital	$3,999,986	$3,999,986	$3,999,986	$3,999,986

NET ASSETS	$3,999,986	$3,999,986	$3,999,986	$3,999,986

RETIREMENT CLASS:
Net assets	$249,998	$249,998	$249,998	$249,998
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,000	25,000	25,000	25,000

Net asset value per share	$10.00	$10.00	$10.00	$10.00

INSTITUTIONAL CLASS:
Net assets	$3,499,990	$3,499,990	$3,499,990	$3,499,990
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	350,000	350,000	350,000	350,000

Net asset value per share	$10.00	$10.00	$10.00	$10.00

PREMIER CLASS:
Net assets	$249,998	$249,998	$249,998	$249,998
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,000	25,000	25,000	25,000

Net asset value per share	$10.00	$10.00	$10.00	$10.00

8	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	9

STATEMENTS OF OPERATIONS

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2009

	Lifecycle Index 2010 Fund *	Lifecycle Index 2015 Fund *	Lifecycle Index 2020 Fund *	Lifecycle Index 2025 Fund *	Lifecycle Index 2030 Fund *	Lifecycle Index 2035 Fund *

INVESTMENT INCOME
Interest	$—	$—	$—	$—	$—	$—

Total income	—	—	—	—	—	—

EXPENSES
Investment management fees	11	11	11	11	11	11
Service agreement fees - Retirement Class	2	2	2	2	2	2
Distribution fees - Premier Class	1	1	1	1	1	1
Custody fees	1,136	1,136	1,136	1,136	1,136	1,136
Audit fees	24,475	24,475	24,475	24,475	24,475	24,475
Legal fees	402	402	402	402	402	402
Report printing and mailing expenses	7,135	7,135	7,135	7,135	7,135	7,135
Transfer agency fees and expenses - Retirement Class	1,510	1,510	1,510	1,510	1,510	1,510
Transfer agency fees and expenses - Institutional Class	1,510	1,510	1,510	1,510	1,510	1,510
Transfer agency fees and expenses - Premier Class	1,510	1,510	1,510	1,510	1,510	1,510
Registration fees	38,633	38,633	38,633	38,633	38,633	38,633

Total expenses before expense reimbursement and fees waived	76,325	76,325	76,325	76,325	76,325	76,325
Less: Expenses reimbursed by the investment advisor	(76,311)	(76,311)	(76,311)	(76,311)	(76,311)	(76,311)

Net expenses	14	14	14	14	14	14

Net investment income (loss)	(14)	(14)	(14)	(14)	(14)	(14)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated investment companies	—	—	—	—	—	—

Net realized gain (loss) from investment in affiliated investment companies	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	—	—	—	—	—	—

Net realized and unrealized gain (loss) from investment in affiliated investment companies	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$(14)	$(14)	$(14)	$(14)	$(14)	$(14)

* The Fund commenced operations on September 30, 2009.

10	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	11

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2009

	Lifecycle Index 2040 Fund *	Lifecycle Index 2045 Fund *	Lifecycle Index 2050 Fund *	Lifecycle Index Retirement Income Fund *

INVESTMENT INCOME
Interest	$—	$—	$—	$—

Total income	—	—	—	—

EXPENSES
Investment management fees	11	11	11	11
Service agreement fees - Retirement Class	2	2	2	2
Distribution fees - Premier Class	1	1	1	1
Custody fees	1,136	1,136	1,136	1,136
Audit fees	24,475	24,475	24,475	24,475
Legal fees	402	402	402	402
Report printing and mailing expenses	7,135	7,135	7,135	7,135
Transfer agency fees and expenses - Retirement Class	1,510	1,510	1,510	1,510
Transfer agency fees and expenses - Institutional Class	1,510	1,510	1,510	1,510
Transfer agency fees and expenses - Premier Class	1,510	1,510	1,510	1,510
Registration fees	38,633	38,633	38,633	38,633

Total expenses before expense reimbursement and fees waived	76,325	76,325	76,325	76,325
Less: Expenses reimbursed by the investment advisor	(76,311)	(76,311)	(76,311)	(76,311)

Net expenses	14	14	14	14

Net investment income (loss)	(14)	(14)	(14)	(14)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated investment companies	—	—	—	—

Net realized gain (loss) from investment in affiliated investment companies	—	—	—	—

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	—	—	—	—

Net realized and unrealized gain (loss) from investment in affiliated investment companies	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$(14)	$(14)	$(14)	$(14)

* The Fund commenced operations on September 30, 2009.

12	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	13

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE INDEX FUNDS  ▪  FOR THE PERIOD ENDED SEPTEMBER 30, 2009

		Lifecycle Index 2010 Fund *	Lifecycle Index 2015 Fund *	Lifecycle Index 2020 Fund *	Lifecycle Index 2025 Fund *	Lifecycle Index 2030 Fund *	Lifecycle Index 2035 Fund *

OPERATIONS
Net investment income (loss)		$(14)	$(14)	$(14)	$(14)	$(14)	$(14)
Net realized gain (loss) from investment in affiliated investment companies		—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		—	—	—	—	—	—

Net increase (decrease) from operations		(14)	(14)	(14)	(14)	(14)	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—
From realized gains:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—

Total distributions		—	—	—	—	—	—

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retirement Class	250,000	250,000	250,000	250,000	250,000	250,000
	Institutional Class	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000
	Premier Class	250,000	250,000	250,000	250,000	250,000	250,000
Reinvestments of distributions:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—
Redemptions:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—

Net increase from shareholder transactions		4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000

Net increase in net assets		3,999,986	3,999,986	3,999,986	3,999,986	3,999,986	3,999,986

NET ASSETS
Beginning of period		—	—	—	—	—	—

End of period		$3,999,986	$3,999,986	$3,999,986	$3,999,986	$3,999,986	$3,999,986

CHANGE IN FUND SHARES
Seed money shares sold:	Retirement Class	25,000	25,000	25,000	25,000	25,000	25,000
	Institutional Class	350,000	350,000	350,000	350,000	350,000	350,000
	Premier Class	25,000	25,000	25,000	25,000	25,000	25,000
Shares reinvested:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—
Shares redeemed:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—

Net increase from shareholder transactions		400,000	400,000	400,000	400,000	400,000	400,000

*  The Fund commenced operations on September 30, 2009.

14	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	15

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2009

		Lifecycle Index 2040 Fund *	Lifecycle Index 2045 Fund *	Lifecycle Index 2050 Fund *	Lifecycle Index Retirement Income Fund *

OPERATIONS
Net investment income (loss)		$(14)	$(14)	$(14)	$(14)
Net realized gain (loss) from investment in affiliated investment companies		—	—	—	—
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		—	—	—	—

Net increase (decrease) from operations		(14)	(14)	(14)	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	—	—	—	—
	Institutional Class	—	—	—	—
	Premier Class	—	—	—	—
From realized gains:	Retirement Class	—	—	—	—
	Institutional Class	—	—	—	—
	Premier Class	—	—	—	—

Total distributions		—	—	—	—

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retirement Class	250,000	250,000	250,000	250,000
	Institutional Class	3,500,000	3,500,000	3,500,000	3,500,000
	Premier Class	250,000	250,000	250,000	250,000
Reinvestments of distributions:	Retirement Class	—	—	—	—
	Institutional Class	—	—	—	—
	Premier Class	—	—	—	—
Redemptions:	Retirement Class	—	—	—	—
	Institutional Class	—	—	—	—
	Premier Class	—	—	—	—

Net increase from shareholder transactions		4,000,000	4,000,000	4,000,000	4,000,000

Net increase in net assets		3,999,986	3,999,986	3,999,986	3,999,986

NET ASSETS
Beginning of period		—	—	—	—

End of period		$3,999,986	$3,999,986	$3,999,986	$3,999,986

CHANGE IN FUND SHARES
Seed money shares sold:	Retirement Class	25,000	25,000	25,000	25,000
	Institutional Class	350,000	350,000	350,000	350,000
	Premier Class	25,000	25,000	25,000	25,000
Shares reinvested:	Retirement Class	—	—	—	—
	Institutional Class	—	—	—	—
	Premier Class	—	—	—	—
Shares redeemed:	Retirement Class	—	—	—	—
	Institutional Class	—	—	—	—
	Premier Class	—	—	—	—

Net increase from shareholder transactions		400,000	400,000	400,000	400,000

*  The Fund commenced operations on September 30, 2009.

16	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	17

FINANCIAL HIGHLIGHTS

LIFECYCLE INDEX 2010 FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

18	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2015 FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	19

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2020 FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

20	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2025 FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	21

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2030 FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

22	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2035 FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	23

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2040 FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

24	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2045 FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	25

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2050 FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

26	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX RETIREMENT INCOME FUND ▪ FOR THE PERIOD ENDED

	Retirement Class*		Institutional Class*		Premier Class*

	September 30, 2009		September 30, 2009		September 30, 2009

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	—	(d)	—	(d)	—	(d)
Net realized and unrealized gain on total investments	—		—		—

Total gain from investment operations	—	(d)	—	(d)	—	(d)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$10.00		$10.00		$10.00

TOTAL RETURN	0.00	%(b)	0.00	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250		$3,500		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	875.82	%(c)	670.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.35	)%(c)	(0.10	)%(c)	(0.25	)%(c)
Portfolio turnover	0	%(b)	0	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	27

FINANCIAL HIGHLIGHTS (NOTES)	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

28	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFECYCLE INDEX FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of forty-seven series of funds. The remaining funds are presented in separate shareholder reports. Each Lifecycle Index Fund commenced operations on September 30, 2009.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events through November 19, 2009. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to financial statements.

Accounting for investments: Securities transactions are accounted for as of trade date. Interest income is recorded as earned. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees, and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	29

NOTES TO FINANCIAL STATEMENTS

Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among each Fund in the Trust.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations.

For the year ended September 30, 2009, permanent book and tax differences resulting primarily from a net operating loss were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds and may be invested at the direction of the Trustee. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended September 30, 2009, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

30	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business on the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

As of September 30, 2009, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of the Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. The Retirement Class and Premier Class of the Funds have adopted a Distribution (12b-1) Plan that compensates TPIS for providing distribution, promotional and shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares,

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	31

NOTES TO FINANCIAL STATEMENTS

respectively. TPIS has agreed not to seek any payment from the Retirement Class under the Distribution Plan through January 31, 2011. However, this agreement may be terminated before this date with the approval of the Board of Trustees.

Advisors is voluntarily reimbursing each Lifecycle Index Fund for all “other expenses” (expenses other than management fees, Distribution (12b-1) fees, service agreement fees, and acquired fund fees and expenses) through January 31, 2011.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

The Funds may purchase or sell investment services in transactions with affiliated entities under procedures adopted by the Board of Trustees pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund.

The following is the percentage of the Funds’ shares owned by affiliates as of September 30, 2009:

Underlying Fund	TIAA

Lifecycle Index 2010	100%
Lifecycle Index 2015	100%
Lifecycle Index 2020	100%
Lifecycle Index 2025	100%
Lifecycle Index 2030	100%
Lifecycle Index 2035	100%
Lifecycle Index 2040	100%
Lifecycle Index 2045	100%
Lifecycle Index 2050	100%
Lifecycle Index Retirement Income	100%

32	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

Note 4—investments

At September 30, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Lifecycle Index 2010	$4,000,000	$0	$0	$0
Lifecycle Index 2015	4,000,000	0	0	0
Lifecycle Index 2020	4,000,000	0	0	0
Lifecycle Index 2025	4,000,000	0	0	0
Lifecycle Index 2030	4,000,000	0	0	0
Lifecycle Index 2035	4,000,000	0	0	0
Lifecycle Index 2040	4,000,000	0	0	0
Lifecycle Index 2045	4,000,000	0	0	0
Lifecycle Index 2050	4,000,000	0	0	0
Lifecycle Index Retirement Income	4,000,000	0	0	0

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the year ended September 30, 2009, were as follows:

Fund	Purchases	Sales

Lifecycle Index 2010	$4,000,000	$0
Lifecycle Index 2015	4,000,000	0
Lifecycle Index 2020	4,000,000	0
Lifecycle Index 2025	4,000,000	0
Lifecycle Index 2030	4,000,000	0
Lifecycle Index 2035	4,000,000	0
Lifecycle Index 2040	4,000,000	0
Lifecycle Index 2045	4,000,000	0
Lifecycle Index 2050	4,000,000	0
Lifecycle Index Retirement Income	4,000,000	0

Note 5—distributions to shareholders and other tax items

There were no distributions paid for the period ended September 30, 2009.

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
Lifecycle Index Funds of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund and Lifecycle Index Retirement Income Fund (constituting the Lifecycle Funds of the TIAA-CREF Funds, hereafter referred to as the “Funds”) at September 30, 2009, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
November 19, 2009

34	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

MANAGEMENT (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS
Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006); Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	66

Director and member of the Investment Committee, the Maine Coast Heritage Trust, Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	66

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	66	None

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	35

MANAGEMENT (UNAUDITED)	continued

TIAA-CREF LIFECYCLE INDEX FUNDS
Disinterested trustees — concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Formerly, Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	66	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Formerly, Acting Dean (2009); Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	66	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	66	None

36	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	President and Chief Operating Officer, Arnhold S. Bleichroeder Advisers, Inc. (2009); Principal, BAM Consulting LLC (since 2003). Formerly, Independent Consultant for Merrill Lynch (2003-2009). Chairman, Oppenheimer Funds, Inc. (2000-2001), Chief Executive Officer (1995-2001), President (1991-2000), and Chief Operating Officer (1989-1995) of that firm.	66	Director, Prudential plc, International Advisory Board, and British-American Business Council.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006-2008) and Associate Head (1994-2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-2008).	66	The Jeffrey Company and Jeflion Company (unregistered investment companies), the Alfred P. Sloan Foundation and National Bureau of Economic Research.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman and Trustee	Indefinite term. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); Chairman and CEO and CIO, NCM Capital Advisers Inc. (since 2003), and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	66	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987); Fellow, Financial Management Association (since 2002). Formerly, Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				66	None

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	37

MANAGEMENT (UNAUDITED)	continued

TIAA-CREF LIFECYCLE INDEX FUNDS
Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President since 2007.

Executive Vice President (EVP), Individual & Institutional Client Services (since 2009), EVP, Individual Client Services (2007-2009) of Teachers Insurance and Annuity Association (“TIAA”) and of TIAA-CREF Funds, College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2008); EVP of Individual Client Services of TIAA and the TIAA-CREF Fund Complex (2007-2008); Manager, President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since 2007); and Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly, Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009

EVP and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009). Formerly, Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996-2009), Special Advisor to the Chairman for International Derivatives (1995-1996), U.S. Securities and Exchange Commission; and Director, Division of Market Regulation (1993-1995), U.S. Securities and Exchange Commission.

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB; 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer Asset Management Compliance of TIAA and Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008) and Chief Compliance Officer of TIAA Separate Account VA-3. Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1998-1994).

38	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007); EVP (since 1997) of CREF and TIAA Separate Account VA-1; EVP, Investments, Research, Institute & Strategy (since 2009), EVP, Head of Asset Management (2006-2009), and EVP and Chief Investment Officer (2005) of TIAA. Director, Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of TCIM (since 2004). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), and Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2006). Formerly, Director of TIAA Global Markets, Inc. (2004-2005); Director of TIAA-CREF Life Insurance Company (1997-2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006-2008).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009). Treasurer of CREF (since 2008). Director (since 2008) and Funds Treasurer (since 2007) of Advisors; Manager and Funds Treasurer of TCIM (since 2008); Director of TIAA-CREF Trust Company, FSB (since 2008). Formerly, Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

EVP Public Affairs of TIAA (since 2005) and EVP of the TIAA-CREF Fund Complex (since 2003). Formerly, Director of TIAA-CREF Life Insurance Company (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice President and Chief Communications Officer for Insurance Information Institute (1993-2001).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

EVP, Head of Risk Management of TIAA and EVP of the TIAA-CREF Fund Complex (since 2009). Senior Managing Director of Advisors and Investment Management (since 2006). Formerly, Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008-2009). Senior Managing Director, Chief Credit Risk Officer (2004-2008) of TIAA. Director, TIAA-CREF Life Insurance Company (2006-2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005-2006). Senior Vice President, Risk Management Department, Lehman Brothers (1996-2004).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	39

MANAGEMENT (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS
Executive officers — concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

EVP, Human Resources & Corporate Services of TIAA and EVP of the TIAA-CREF Fund Complex (since 2003). Formerly, Director, TIAA-CREF Life Insurance Company (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999).

Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-year term. Executive Vice President since 2008.

EVP, Technology and Operations of TIAA (since 2008), and EVP of the TIAA-CREF Fund Complex (since 2008). Formerly, Principal, Market Resolve, LLC (2006-2008); and Head, Middle Office, Investment Banking (2000-2002), Head, Technology and Operations, Equities (1999-2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999), JP Morgan Chase & Co.

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2001.

EVP, and Chief Institutional Development and Sales Officer (since 2008), EVP, Strategy, Integration and Policy (2007-2008); EVP, Strategy, Implementation and Policy (2006-2007), EVP, Product Management (2005-2006) of TIAA and EVP of the TIAA-CREF Fund Complex (since 2008); EVP, Strategy Implementation and Policy of TIAA (2006-2008); Manager of TIAA-CREF Redwood, LLC (since 2007); Director of TCT Holdings, Inc. (since 2007); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, EVP, Product Management of TIAA (2000-2005); and President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

EVP, Product Development and Management (since 2009), EVP, Institutional Client Services (2006-2009), and EVP, Product Management (2005-2006) of TIAA; and EVP of the TIAA Fund Complex (since 2008); EVP, Institutional Client Services (2006-2008); Director of Tuition Financing (since 2006); Director of TCT Holdings, Inc. (since 2007); EVP of TIAA-CREF Life Insurance Company (since 2009); Director (since 2007) and EVP (since 2008) of TIAA-CREF Enterprises, Inc. and Manager, President and CEO, TIAA-CREF Redwood, LLC (since 2006). Formerly, Senior Vice President, Pension Products (2003-2006) and Vice President, Support Services (1998-2003) of TIAA and the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223-1200.

40	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
FOR THE TIAA-CREF LIFECYCLE INDEX FUNDS OF THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of the TIAA-CREF Lifecycle Funds and the TIAA-CREF Lifecycle Index Funds (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL/APPROVAL PROCESS

The Board held a meeting on April 1, 2009, at which it considered the annual renewal of the Agreement for each Fund then in operation using its previously-established process. In addition, the Board held a meeting on July 21, 2009 at which it considered the initial approval of the Agreement with respect to the Trust’s ten new series, which form the subfamily of funds known as the TIAA-CREF Lifecycle Index Funds, using this same process. As part of this process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals or approvals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the April and July 2009 Board meetings, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee followed guidelines regarding reports to be provided to all Trustees with respect to the Retirement Class of each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	41

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding the Retirement Class of each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and portfolio turnover rates. (Note that since the Lifecycle Index Funds had no prior operations, only comparative expense data was provided by Lipper concerning these Funds.) Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect more recent reductions in assets experienced by most mutual funds due to market losses and outflows resulting from the economic downturn.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services or proposed services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meetings held on April 1, 2009 and July 21, 2009, independent legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew or approve the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year (except with respect to the new Lifecycle Index Funds); (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the

42	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned or, with respect to the Lifecycle Index Funds, potential profits to be earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented to the Trustees’ counsel only); and (9) proposed narrative explanations of reasons why the Board should renew or approve the Agreement.

In considering whether to renew or approve the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to each Fund; (2) the investment performance of each Fund (except the Lifecycle Index Funds); (3) the costs of the services provided to each Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized or are anticipated to be realized as each Fund grows; (5) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew or approve the Agreement.

In reaching its decisions regarding the renewal or approval of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from K&L Gates LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal or approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for all Funds then in operation at the April 1, 2009 meeting and for the Lifecycle Index Funds at the July 21, 2009 meeting, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal or approval determinations on a Fund-by-Fund basis. In deciding whether to renew or approve the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew or approve the Agreement for each Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	43

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

At its meeting on April 1, 2009, the Board voted unanimously to renew the particular Agreement for each Fund other than the Lifecycle Index Funds. At the meeting on July 21, 2009, the Board voted unanimously to approve the Agreement for the Lifecycle Index Funds. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each Lifecycle Index Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the existing Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”) and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds (except for the Lifecycle Index Funds), as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and/or peer groups of mutual funds.

In addition, the Board considered the nature and quality of non-portfolio management services provided or to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund (except for the Lifecycle Index Funds), as applicable, over one-, two-, three- and four-year periods. The Board considered each Fund’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that most financial markets had experienced nearly unprecedented decreases and volatility during the year that had adversely impacted the Funds’ performance. However, despite these circumstances, most Funds’ performance generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds. Thus, the Board concluded that, under

44	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

the totality of circumstances considered, the investment performance of each Fund was reasonable.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI’s services to the Lifecycle Funds for the calendar year 2008. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI does not earn a direct profit on any of the then-existing Funds, which is primarily due to a complete waiver of the Funds’ management fees and a reimbursement of all of their other expenses except for Retirement Class service fees. The Board also considered that TAI may have indirect earnings with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI. The Board determined that TAI’s direct and indirect profits were reasonable and not excessive in light of various relevant factors. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board also considered TAI’s estimated profitability with respect to the Lifecycle Index Funds, which projected that these Funds would not be immediately profitable for TAI but could eventually reach profitability for TAI since, unlike the existing Lifecycle Funds, their advisory fees would not be waived by TAI. The Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding contractual fee rates and actual fees charged for similar funds managed by other advisers, as analyzed by Lipper. Based on all factors considered, the Board determined that the fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to those Funds that were in operation during 2008 and TAI had waived its fees or reimbursed the Lifecycle Funds for all of their expenses other than Retirement Class service fees. The Board also noted that the Lifecycle Index Funds were expected to operate at a loss initially, although they were expected to eventually become profitable for TAI. Thus, the Board determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels.

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	45

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to another fund, the TIAA-CREF Managed Allocation Fund. In addition, TAI manages other asset allocation products, such as education savings plans (529 plans). The Board considered that the management fees of the Lifecycle Funds and the Managed Allocation Fund were the same—0.00% (net of TAI’s waiver of advisory fees for the Lifecycle Funds). While the proposed management fee of each new Lifecycle Index Fund would be 0.10%, the underlying fund expense of each Lifecycle Index Fund would be lower than that of a Lifecycle Fund or the Managed Allocation Fund since these new funds would be investing in indexed underlying funds, not actively-managed underlying funds.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to both the Funds and certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and a single source for all their financial service needs. Also, certain Funds managed by TAI or its affiliates are managed in the same manner and by the same personnel as the TIAA-CREF Managed Allocation Fund, resulting in certain benefits associated with economies of scale.

FUND-BY-FUND FACTORS

The Trustees considered the following specific factors (among others) during their determination to approve the Agreement for each Lifecycle Index Fund described in this Report. If a Lifecycle Index Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the lowest expenses). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee and expense factors outlined below are based on the Institutional Class. Because each of the Lifecycle Index Funds’ classes generally has different non-advisory expenses, the expense information for the Funds’ other classes will differ from the expense information shown below.

46	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

LIFECYCLE INDEX 2010 FUND

LIFECYCLE INDEX 2015 FUND

LIFECYCLE INDEX 2020 FUND

LIFECYCLE INDEX 2025 FUND

LIFECYCLE INDEX 2030 FUND

LIFECYCLE INDEX 2035 FUND

LIFECYCLE INDEX 2040 FUND

LIFECYCLE INDEX 2045 FUND

LIFECYCLE INDEX 2050 FUND

LIFECYCLE INDEX RETIREMENT INCOME FUND

• Each Lifecycle Index Fund’s annual contractual management fee was proposed to be 0.10% of average daily net assets.

• Each Fund’s pro forma management fees and total expenses were in the 1st quintile of its Expense Group and Universe with respect to the Institutional Class.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for each Lifecycle Index Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2009 Annual Report	47

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2009, which will be reported in conjunction with your 2009 Form 1099-DIV.

By early 2010, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

48	2009 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2776. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue
New York, NY 10017-3206

NCI-SFI-COC-163

Printed on recycled paper	A12027 (11/09)

Item 2. Code of Ethics.

2(a)The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy Eckl is the Registrant’s audit and compliance committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended September 30, 2009 and September 30, 2008, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,492,000 and $1,418,805, respectively.

4(b) Audit Related Fees.

For the fiscal years ended September 30, 2009 and September 30, 2008, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the year ended December 31, 2008, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0.

4(c) Tax Fees.

For the fiscal years ended September 30, 2009 and September 30, 2008, PwC’s aggregate fees for tax services billed to the Registrant were $267,000 and $234,000, respectively.

For the year ended December 31, 2008, the Tax Fees billed by PwC to the Fund Service Providers was $0.

4(d) All Other Fees.

For the fiscal years ended September 30, 2009 and September 30, 2008, PwC’s aggregate fees for all other services to the Registrant were $49,530 and $96,000, respectively.

For the year ended December 31, 2008, the Other Fees billed by PwC to the Fund Service Providers was $0.

4(e)(1) Preapproval Policy.

          The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit

Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2009 and September 30, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2009 and September 30, 2008 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2009 and September 30, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2009 and September 30, 2008 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2009 and September 30, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2009 and September 30, 2008 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the year ended December 31, 2008 and December 31, 2007, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC was $0 and $0, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Please see the Portfolios of Investments within the Lifecycle Index Funds’ shareholder report in Item 1 for the full list of portfolio holdings for each of these series of the Registrant. For all other series of the Registrant, see below for their Schedules of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.59%

AMUSEMENT AND RECREATION SERVICES - 0.60%
488,183	*	Melco PBL Entertainment Macau Ltd (ADR)	$3,397,754
173,075		Walt Disney Co	4,752,639

		TOTAL AMUSEMENT AND RECREATION SERVICES	8,150,393

APPAREL AND ACCESSORY STORES - 0.83%
219,273		American Eagle Outfitters, Inc	3,696,943
187,124	*	AnnTaylor Stores Corp	2,973,400
85,348	*	Lululemon Athletica, Inc	1,941,667
87,603	*	Urban Outfitters, Inc	2,642,983

		TOTAL APPAREL AND ACCESSORY STORES	11,254,993

APPAREL AND OTHER TEXTILE PRODUCTS - 0.90%
170,130		Guess ?, Inc	6,301,616
81,001		VF Corp	5,866,902

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	12,168,518

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.70%
355,107		Home Depot, Inc	9,460,050

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,460,050

BUSINESS SERVICES - 7.40%
150,322		Companhia Brasileira de Meios de Pagamento	1,491,680
68,256		Ctrip.com International Ltd (ADR)	4,012,770
34,078	*	Google, Inc (Class A)	16,897,576
155,067	*	Informatica Corp	3,501,413
618,671	*	Interpublic Group of Cos, Inc	4,652,406
1,126,484		Microsoft Corp	29,164,671
116,298	*	Netease.com (ADR)	5,312,493
234,631	*	Nuance Communications, Inc	3,510,080
414,986		Oracle Corp	8,648,308
300,800	*	VeriSign, Inc	7,125,952
99,744		Visa, Inc (Class A)	6,893,308
519,831	*	Yahoo!, Inc	9,258,190

		TOTAL BUSINESS SERVICES	100,468,847

CHEMICALS AND ALLIED PRODUCTS - 13.03%
291,145	*	Amgen, Inc	17,535,663
355,898		Bristol-Myers Squibb Co	8,014,823
29,941		CF Industries Holdings, Inc	2,581,812

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

71,221		Colgate-Palmolive Co	$5,432,738
335,466		Dow Chemical Co	8,745,599
125,645		Du Pont (E.I.) de Nemours & Co	4,038,230
333,364	*	Gilead Sciences, Inc	15,528,095
139,692		Huntsman Corp	1,272,594
501,330		Johnson & Johnson	30,525,985
678,738	*	King Pharmaceuticals, Inc	7,310,008
116,549		Monsanto Co	9,020,893
493,148	*	Mylan Laboratories, Inc	7,895,299
233,894		Novartis AG. (ADR)	11,783,580
1,251,513		Pfizer, Inc	20,712,540
76,016		Praxair, Inc	6,209,747
299,602		Procter & Gamble Co	17,352,948
200		Sherwin-Williams Co	12,032
164,348		Shire Ltd	2,847,158

		TOTAL CHEMICALS AND ALLIED PRODUCTS	176,819,744

COMMUNICATIONS - 3.48%
614,550		AT&T, Inc	16,598,995
240,177	*	DIRECTV Group, Inc	6,624,082
112,402	*	DISH Network Corp (Class A)	2,164,863
124,564	*	SBA Communications Corp (Class A)	3,366,965
165,145		Scripps Networks Interactive (Class A)	6,102,108
408,890		Verizon Communications, Inc	12,377,100

		TOTAL COMMUNICATIONS	47,234,113

DEPOSITORY INSTITUTIONS - 8.55%
1,436,427		Bank of America Corp	24,304,345
2,150,396		Citigroup, Inc	10,407,917
728,383		Huntington Bancshares, Inc	3,430,684
689,878		JPMorgan Chase & Co	30,230,455
100,928		Northern Trust Corp	5,869,972
172,672		State Street Corp	9,082,547
379,759		TCF Financial Corp	4,952,057
479,601		US Bancorp	10,484,078
614,513		Wells Fargo & Co	17,316,976

		TOTAL DEPOSITORY INSTITUTIONS	116,079,031

EATING AND DRINKING PLACES - 0.79%
130,328		Brinker International, Inc	2,050,059
99,561	*	Jack in the Box, Inc	2,040,005
116,636		McDonald’s Corp	6,656,417

		TOTAL EATING AND DRINKING PLACES	10,746,481

ELECTRIC, GAS, AND SANITARY SERVICES - 3.92%
329,359	*	AES Corp	4,881,100
250,166		Allegheny Energy, Inc	6,634,402
114,821		Centerpoint Energy, Inc	1,427,225
122,468		Exelon Corp	6,076,862
112,928		FirstEnergy Corp	5,163,068
480,300		NV Energy, Inc	5,566,677
212,340		PG&E Corp	8,597,647

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

152,681		Questar Corp	$5,734,698
343,675		Republic Services, Inc	9,131,446

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	53,213,125

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.17%
36,278	*	A123 Systems, Inc	773,447
796,845	*	Advanced Micro Devices, Inc	4,510,143
135,273	*	Apple Computer, Inc	25,075,555
963,854	*	Cisco Systems, Inc	22,689,123
107,581		Cooper Industries plc	4,041,818
1,399,425		General Electric Co	22,978,559
798,255		Intel Corp	15,621,850
750,816	*	Micron Technology, Inc	6,156,691
1,477	*	Nortel Networks Corp	129
492,565	*	Nvidia Corp	7,403,252
251,110	*	QLogic Corp	4,319,092
241,302		Qualcomm, Inc	10,853,764

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	124,423,423

ENGINEERING AND MANAGEMENT SERVICES - 0.72%
419,822		KBR, Inc	9,777,654

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,777,654

FOOD AND KINDRED PRODUCTS - 4.18%
144,729		Coca-Cola Co	7,771,947
154,934		ConAgra Foods, Inc	3,358,969
107,526	*	Dr Pepper Snapple Group, Inc	3,091,373
127,336		General Mills, Inc	8,197,892
123,386	*	Hansen Natural Corp	4,533,202
102,550		InBev NV	4,682,823
241,059		PepsiCo, Inc	14,140,520
165,566	*	Smithfield Foods, Inc	2,284,811
306,765		Unilever plc	8,716,767

		TOTAL FOOD AND KINDRED PRODUCTS	56,778,304

FOOD STORES - 0.24%
108,541	*	Whole Foods Market, Inc	3,309,415

		TOTAL FOOD STORES	3,309,415

FURNITURE AND HOME FURNISHINGS STORES - 0.20%
70,814	*	Bed Bath & Beyond, Inc	2,658,358

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,658,358

GENERAL MERCHANDISE STORES - 2.11%
83,085		Target Corp	3,878,408
137,895		TJX Companies, Inc	5,122,799
399,124		Wal-Mart Stores, Inc	19,592,997

		TOTAL GENERAL MERCHANDISE STORES	28,594,204

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH SERVICES - 1.69%
166,127		McKesson Corp	$9,892,863
236,399	*	Medco Health Solutions, Inc	13,075,229

		TOTAL HEALTH SERVICES	22,968,092

HOLDING AND OTHER INVESTMENT OFFICES - 0.48%
20,362		Boston Properties, Inc	1,334,729
19,655		Simon Property Group, Inc	1,364,647
122,399	*	Starwood Property Trust, Inc	2,478,580
21,157		Vornado Realty Trust	1,362,722

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,540,678

HOTELS AND OTHER LODGING PLACES - 0.57%
230,373	*	Las Vegas Sands Corp	3,879,481
107,059		Starwood Hotels & Resorts Worldwide, Inc	3,536,159
268,800	*,m	Wynn Macau Ltd	349,611

		TOTAL HOTELS AND OTHER LODGING PLACES	7,765,251

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.62%
57,784	*	AGCO Corp	1,596,572
51,196		Alstom RGPT	3,736,141
399,524		Applied Materials, Inc	5,353,622
730,787	*	EMC Corp	12,452,610
163,217		Emerson Electric Co	6,541,737
404,398		Hewlett-Packard Co	19,091,630
183,542		Ingersoll-Rand PLC	5,629,233
162,764		International Business Machines Corp	19,468,202
163,998		International Game Technology	3,522,677
288,669	*	Palm, Inc	5,031,501
173,003		Raytheon Co	8,298,954
305,002	*	SanDisk Corp	6,618,543
88,665		SPX Corp	5,432,505
260,741		Textron, Inc	4,948,864
267,515		Tyco International Ltd	9,223,917

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	116,946,708

INSTRUMENTS AND RELATED PRODUCTS - 2.89%
230,378		Baxter International, Inc	13,133,850
1,238,632	*	Boston Scientific Corp	13,117,113
133,194		Medtronic, Inc	4,901,539
83,929	*	NuVasive, Inc	3,504,875
233,479		PerkinElmer, Inc	4,492,136

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	39,149,513

INSURANCE CARRIERS - 2.40%
196,093		ACE Ltd	10,483,132
100	*	Greenlight Capital Re Ltd (Class A)	1,880
76,406		PartnerRe Ltd	5,878,678
166,857		Progressive Corp	2,766,489

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

193,421		Prudential Financial, Inc	$9,653,642
80,526	*	WellPoint, Inc	3,813,711

		TOTAL INSURANCE CARRIERS	32,597,532

LEGAL SERVICES - 0.54%
171,918	*	FTI Consulting, Inc	7,325,426

		TOTAL LEGAL SERVICES	7,325,426

METAL MINING - 1.08%
175,326		Anglo American plc	5,584,335
123,974		Barrick Gold Corp	4,698,615
191,445		Companhia Vale do Rio Doce (ADR)	4,428,123

		TOTAL METAL MINING	14,711,073

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.38%
183,825		Jarden Corp	5,159,968

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	5,159,968

MISCELLANEOUS RETAIL - 0.98%
62,842	*	Amazon.com, Inc	5,866,929
206,397		CVS Corp	7,376,629

		TOTAL MISCELLANEOUS RETAIL	13,243,558

MOTION PICTURES - 1.54%
321,580	*	Discovery Communications, Inc (Class A)	9,290,446
35,494	*	DreamWorks Animation SKG, Inc (Class A)	1,262,522
360,046		Time Warner, Inc	10,362,124

		TOTAL MOTION PICTURES	20,915,092

NONDEPOSITORY INSTITUTIONS - 0.48%
399,575		Discover Financial Services	6,485,102

		TOTAL NONDEPOSITORY INSTITUTIONS	6,485,102

OIL AND GAS EXTRACTION - 5.69%
234,072		Anadarko Petroleum Corp	14,683,337
211,996	*	Cameron International Corp	8,017,689
614,954		Halliburton Co	16,677,552
201,543	*	Newfield Exploration Co	8,577,670
156,065		Occidental Petroleum Corp	12,235,496
185,120		Petroleo Brasileiro S.A. (ADR)	8,497,008
131,947		Range Resources Corp	6,512,904
109,339		Tullow Oil plc	1,971,070

		TOTAL OIL AND GAS EXTRACTION	77,172,726

PAPER AND ALLIED PRODUCTS - 0.64%
110,936		Kimberly-Clark Corp	6,543,005
44,528		Rock-Tenn Co (Class A)	2,097,714

		TOTAL PAPER AND ALLIED PRODUCTS	8,640,719

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PETROLEUM AND COAL PRODUCTS - 5.35%
287,588		Chevron Corp	$20,254,823
644,952		Exxon Mobil Corp	44,250,156
96,161		Murphy Oil Corp	5,535,989
42,935		Walter Industries, Inc	2,578,676

		TOTAL PETROLEUM AND COAL PRODUCTS	72,619,644

PRINTING AND PUBLISHING - 0.12%
31,909	*	VistaPrint Ltd	1,619,382

		TOTAL PRINTING AND PUBLISHING	1,619,382

RAILROAD TRANSPORTATION - 0.71%
165,425		Union Pacific Corp	9,652,549

		TOTAL RAILROAD TRANSPORTATION	9,652,549

SECURITY AND COMMODITY BROKERS - 3.03%
1,385,839	*	E*Trade Financial Corp	2,425,218
128,930		Goldman Sachs Group, Inc	23,768,245
228,075		Janus Capital Group, Inc	3,234,104
289,584		Legg Mason, Inc	8,985,792
375,193	*	MF Global Ltd	2,727,653

		TOTAL SECURITY AND COMMODITY BROKERS	41,141,012

STONE, CLAY, AND GLASS PRODUCTS - 0.43%
156,489	*	Owens-Illinois, Inc	5,774,444

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,774,444

TOBACCO PRODUCTS - 0.97%
269,664		Philip Morris International, Inc	13,143,423

		TOTAL TOBACCO PRODUCTS	13,143,423

TRANSPORTATION BY AIR - 0.82%
114,468		FedEx Corp	8,610,282
418,324	*	JetBlue Airways Corp	2,501,578

		TOTAL TRANSPORTATION BY AIR	11,111,860

TRANSPORTATION EQUIPMENT - 2.36%
124,984		Autoliv, Inc	4,199,462
173,369		Goodrich Corp	9,420,871
124,287		Harley-Davidson, Inc	2,858,601
286,101		Honeywell International, Inc	10,628,653
116,608		Magna International, Inc - Class A	4,958,172

		TOTAL TRANSPORTATION EQUIPMENT	32,065,759

TIAA-CREF FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

	TOTAL COMMON STOCKS	$1,337,886,164

	(Cost $1,236,262,950)

	TOTAL PORTFOLIO - 98.59%	1,337,886,164
	(Cost $1,236,262,950)
	OTHER ASSETS AND LIABILITIES, NET - 1.41%	19,067,259

	NET ASSETS - 100.00%	$1,356,953,423

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.31%

BUSINESS SERVICES - 3.77%
952,568		Adecco S.A.	$50,647,975
914,379	*	Autonomy Corp plc	23,804,837
38,870		Mitsubishi UFJ Lease & Finance Co Ltd	1,173,483
114		NTT Data Corp	365,247

		TOTAL BUSINESS SERVICES	75,991,542

CHEMICALS AND ALLIED PRODUCTS - 14.04%
36,000		Astellas Pharma, Inc	1,479,864
74,800		Eisai Co Ltd	2,816,510
1,144,257		Henkel KGaA (Preference)	49,262,239
42,800		Hisamitsu Pharmaceutical Co, Inc	1,735,554
219,600		Kao Corp	5,430,981
68,000		Kissei Pharmaceutical Co Ltd	1,742,327
39,000		Kyowa Hakko Kogyo Co Ltd	493,990
1,726,000		Lanxess AG.	59,481,183
821,926		Novartis AG.	41,124,060
1,065,619		Reckitt Benckiser Group plc	52,078,362
287,400		Shin-Etsu Chemical Co Ltd	17,673,347
194,012		Syngenta AG.	44,576,143
58,300		Takeda Pharmaceutical Co Ltd	2,429,031
39,000		Tanabe Seiyaku Co Ltd	520,058
61,200		Tsumura & Co	2,208,968
156,000		UBE Industries Ltd	410,138

		TOTAL CHEMICALS AND ALLIED PRODUCTS	283,462,755

COMMUNICATIONS - 1.47%
9,071,886		BT Group plc	18,847,720
189,500		Nippon Telegraph & Telephone Corp	8,782,042
329		NTT DoCoMo, Inc	525,579
714,107		Vodafone Group plc	1,600,034

		TOTAL COMMUNICATIONS	29,755,375

DEPOSITORY INSTITUTIONS - 8.12%
1,312	*	Australia & New Zealand Banking Group Ltd	28,230
945,538		HDFC Bank Ltd	32,441,752
2,491,616		HSBC Holdings plc	28,510,971
1,626,863	*	ING Groep NV	29,044,153
165,000		Mitsui Trust Holdings, Inc	612,098
1,000,800		Mizuho Financial Group, Inc	1,984,542
22,670		National Australia Bank Ltd	615,184
20,590		Societe Generale	1,657,170
357,500		Sumitomo Mitsui Financial Group, Inc	12,465,605
63,000		Suruga Bank Ltd	595,856
3,056,380	*	UBS A.G. (Switzerland)	55,948,594

		TOTAL DEPOSITORY INSTITUTIONS	163,904,155

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 2.88%
201,400	Chubu Electric Power Co, Inc	$4,891,127
1,219,873	Fortum Oyj	31,274,949
41,800	Hokkaido Electric Power Co, Inc	869,854
35,000	Hokuriku Electric Power Co	890,937
124,300	Kansai Electric Power Co, Inc	3,004,857
113,700	Kyushu Electric Power Co, Inc	2,577,614
123,400	Tohoku Electric Power Co, Inc	2,749,401
257,400	Tokyo Electric Power Co, Inc	6,752,933
1,215,000	Tokyo Gas Co Ltd	5,048,683

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	58,060,355

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.33%
8,477,072	Hon Hai Precision Industry Co, Ltd	34,015,873
80	Hoya Corp	1,889
94,300	Matsushita Electric Industrial Co Ltd	1,389,839
1,591,000	Mitsubishi Electric Corp	12,052,359
2,200	Murata Manufacturing Co Ltd	104,406
17,500	Nidec Corp	1,421,211
23,300	Nitto Denko Corp	713,808
5,737,652	Nokia Oyj	84,381,680
7,447,650	Powertech Technology, Inc	22,379,090
2,894,612	Smiths Group plc	41,102,257
147,400	Sony Corp	4,359,684
4,268,918	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	46,787,341

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	248,709,437

ENGINEERING AND MANAGEMENT SERVICES - 0.56%
184,126	Tecan Group AG.	11,371,286

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,371,286

FOOD AND KINDRED PRODUCTS - 3.35%
45,100	Asahi Breweries Ltd	824,979
1,284,855	InBev NV	58,671,367
299,000	Toyo Suisan Kaisha Ltd	8,094,135

	TOTAL FOOD AND KINDRED PRODUCTS	67,590,481

FOOD STORES - 0.26%
216,700	Seven & I Holdings Co Ltd	5,190,275

	TOTAL FOOD STORES	5,190,275

GENERAL BUILDING CONTRACTORS - 0.16%
3,219,000	Haseko Corp	3,155,707

	TOTAL GENERAL BUILDING CONTRACTORS	3,155,707

GENERAL MERCHANDISE STORES - 1.11%
44,409	Shinsegae Co Ltd	22,425,933

	TOTAL GENERAL MERCHANDISE STORES	22,425,933

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.55%
1,038,796		Saipem S.p.A.	$31,284,091

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	31,284,091

HOLDING AND OTHER INVESTMENT OFFICES - 3.13%
187,897		Bellevue Group AG.	7,307,005
457		DA Office Investment Corp	1,501,866
2,722,954		iShares MSCI Japan Index Fund	27,066,163
389		Japan Excellent, Inc	2,123,433
185	*	Japan Retail Fund Investment Corp	1,003,676
311	*	Kenedix Realty Investment Corp	1,167,571
175		Nippon Accommodations Fund, Inc	972,818
21		Nomura Real Estate Office Fund, Inc	139,665
204		Nomura Real Estate Residential Fund, Inc	972,673
564		Premier Investment Co	2,343,586
389		Top REIT Inc	1,872,088
175		United Urban Investment Corp	1,025,455
1,283,000		Westfield Group	15,732,888

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	63,228,887

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.67%
108,700		Canon, Inc	4,395,711
42,900		Daikin Industries Ltd	1,543,664
29,200		Fanuc Ltd	2,618,615
20,720		FUJIFILM Holdings Corp	620,919
163,780		Komatsu Ltd	3,068,879
1,106,500		Konica Minolta Holdings, Inc	10,489,963
182,893		Rheinmetall AG.	10,828,564
2,563,609		SKF AB (B Shares)	40,266,977
27,900	*	Sumitomo Heavy Industries Ltd	136,135

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	73,969,427

INSTRUMENTS AND RELATED PRODUCTS - 1.97%
385,876		Phonak Holding AG.	38,911,552
16,500		Terumo Corp	908,038

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	39,819,590

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
37,200		Millea Holdings, Inc	1,077,480

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,077,480

INSURANCE CARRIERS - 0.21%
58,300		Mitsui Sumitomo Insurance Group Holdings, Inc	1,607,447
247,000		Sompo Japan Insurance, Inc	1,661,984
35,000		T&D Holdings, Inc	947,474

		TOTAL INSURANCE CARRIERS	4,216,905

METAL MINING - 3.90%
594,939		Anglo American plc	18,949,494
45,608		BHP Billiton Ltd	1,518,081
126,178		Rio Tinto Ltd	6,594,254
1,211,512		Rio Tinto plc	51,666,948

		TOTAL METAL MINING	78,728,777

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 0.50%
164,056		ORIX Corp	$10,015,339

		TOTAL NONDEPOSITORY INSTITUTIONS	10,015,339

OIL AND GAS EXTRACTION - 5.33%
2,497,147		BG Group plc	43,380,198
19,371,000		CNOOC Ltd	26,044,454
340		Inpex Holdings, Inc	2,901,354
1,958,056		Tullow Oil plc	35,298,162

		TOTAL OIL AND GAS EXTRACTION	107,624,168

PAPER AND ALLIED PRODUCTS - 0.82%
12,312,000		Nine Dragons Paper Holdings Ltd	15,854,576
117,000		Rengo Co Ltd	716,872

		TOTAL PAPER AND ALLIED PRODUCTS	16,571,448

PETROLEUM AND COAL PRODUCTS - 1.37%
2,667,872		BP plc	23,578,057
128,272		Royal Dutch Shell plc (A Shares)	3,656,140
5,824		Total S.A.	346,058

		TOTAL PETROLEUM AND COAL PRODUCTS	27,580,255

PRIMARY METAL INDUSTRIES - 0.14%
606,000		Sumitomo Metal Industries Ltd	1,491,962
87,000		Sumitomo Metal Mining Co Ltd	1,428,597

		TOTAL PRIMARY METAL INDUSTRIES	2,920,559

RAILROAD TRANSPORTATION - 0.70%
441		Central Japan Railway Co	3,168,774
94,700		East Japan Railway Co	6,815,151
1,069		West Japan Railway Co	4,049,017

		TOTAL RAILROAD TRANSPORTATION	14,032,942

REAL ESTATE - 0.19%
18		City Developments Ltd	132
124,270		Goldcrest Co Ltd	3,758,626

		TOTAL REAL ESTATE	3,758,758

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.83%
1,487,848		Bayer AG.	103,092,353
1,621,750		Hankook Tire Co Ltd	32,276,713
272,100	*	NOK Corp	4,055,810
3,784,201		SSL International plc	38,705,444

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	178,130,320

SECURITY AND COMMODITY BROKERS - 9.66%
1,209,876		Credit Suisse Group	67,131,014
1,140,347		Deutsche Boerse AG.	93,198,325

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

1,784,700		Hong Kong Exchanges and Clearing Ltd	$32,354,675
371,900		Nomura Holdings, Inc	2,291,101

		TOTAL SECURITY AND COMMODITY BROKERS	194,975,115

TRANSPORTATION EQUIPMENT - 1.25%
77,560	*	Denso Corp	2,281,049
319,300	*	Honda Motor Co Ltd	9,835,287
97,200		JTEKT Corp	1,132,637
301,300		Toyota Motor Corp	11,982,856

		TOTAL TRANSPORTATION EQUIPMENT	25,231,829

WATER TRANSPORTATION - 0.06%
194,000		Mitsui OSK Lines Ltd	1,149,758

		TOTAL WATER TRANSPORTATION	1,149,758

WHOLESALE TRADE-DURABLE GOODS - 5.87%
1,241,834		Assa Abloy AB (Class B)	20,182,575
5,606,000		Li & Fung Ltd	22,604,693
204,110		Mitsubishi Corp	4,129,268
221,600		Mitsui & Co Ltd	2,898,216
465,950		Sumitomo Corp	4,801,468
1,854,513		ThyssenKrupp AG.	63,855,706

		TOTAL WHOLESALE TRADE-DURABLE GOODS	118,471,926

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
204,000		Nippon Oil Corp	1,145,391

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,145,391

		TOTAL COMMON STOCKS	1,963,550,266

		(Cost $1,950,405,425)

		TOTAL INVESTMENTS - 97.31%	1,963,550,266
		(Cost $1,950,405,425)
		OTHER ASSETS AND LIABILITIES, NET - 2.69%	54,336,902

		NET ASSETS - 100.00%	$2,017,887,168

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing.

INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY
September 30, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$27,066,163	1.38%

TOTAL DOMESTIC	27,066,163	1.38

FOREIGN
AUSTRALIA	24,488,637	1.25
BELGIUM	58,671,367	2.99
CHINA	41,899,030	2.13
FINLAND	115,656,629	5.89
FRANCE	2,003,228	0.10
GERMANY	379,718,370	19.34
HONG KONG	54,959,368	2.80
INDIA	32,441,752	1.65
ITALY	31,284,091	1.59
JAPAN	249,786,591	12.72
KOREA, REPUBLIC OF	54,702,646	2.79
NETHERLANDS	32,700,293	1.67
SINGAPORE	132	0.00
SWEDEN	60,449,552	3.08
SWITZERLAND	317,017,629	16.15
TAIWAN	103,182,304	5.25
UNITED KINGDOM	377,522,484	19.22

TOTAL FOREIGN	1,936,484,103	98.62

TOTAL PORTFOLIO	$1,963,550,266	100.00%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.76%

AMUSEMENT AND RECREATION SERVICES - 1.03%
262,191		Walt Disney Co	$7,199,765

		TOTAL AMUSEMENT AND RECREATION SERVICES	7,199,765

APPAREL AND ACCESSORY STORES - 2.28%
231,907		Gap, Inc	4,962,810
192,753	*	Kohl’s Corp	10,996,558

		TOTAL APPAREL AND ACCESSORY STORES	15,959,368

BUSINESS SERVICES - 19.99%
212,566	*	Adobe Systems, Inc	7,023,181
44,621	*	Alliance Data Systems Corp	2,725,451
70,254	*	Google, Inc (Class A)	34,835,446
287,972	*	Juniper Networks, Inc	7,781,003
48,649		Mastercard, Inc (Class A)	9,834,395
1,067,953		Microsoft Corp	27,649,303
350,161	*	Nuance Communications, Inc	5,238,409
343,508		Omnicom Group, Inc	12,689,186
96,142	*	Salesforce.com, Inc	5,473,364
138,952		SAP AG. (ADR)	6,790,584
180,743		Visa, Inc (Class A)	12,491,149
407,440	*	Yahoo!, Inc	7,256,506

		TOTAL BUSINESS SERVICES	139,787,977

CHEMICALS AND ALLIED PRODUCTS - 14.12%
221,763	*	Amgen, Inc	13,356,785
82,991	*	Celgene Corp	4,603,900
536,561	*	Gilead Sciences, Inc	24,993,011
221,479		Huntsman Corp	2,017,674
53,345		Monsanto Co	4,128,903
285,803		Novartis AG. (ADR)	14,398,755
103,116		Praxair, Inc	8,423,546
154,240		Shire plc (ADR)	8,065,210
77,082	*	Talercris Biotherapeutics Holdings Corp	1,464,558
342,227		Teva Pharmaceutical Industries Ltd (ADR)	17,302,997

		TOTAL CHEMICALS AND ALLIED PRODUCTS	98,755,339

DEPOSITORY INSTITUTIONS - 3.19%
156,607		JPMorgan Chase & Co	6,862,519
816,406		Western Union Co	15,446,401

		TOTAL DEPOSITORY INSTITUTIONS	22,308,920

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 2.05%
250,713		McDonald’s Corp	$14,308,191

		TOTAL EATING AND DRINKING PLACES	14,308,191

EDUCATIONAL SERVICES - 2.06%
195,842	*	Apollo Group, Inc (Class A)	14,427,680

		TOTAL EDUCATIONAL SERVICES	14,427,680

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.60%
278,126		Analog Devices, Inc	7,670,715
153,250	*	Apple Computer, Inc	28,407,954
629,582	*	Cisco Systems, Inc	14,820,360
40,941	*	First Solar, Inc	6,258,241
759,633		Intel Corp	14,866,018
268,008	*	NetApp, Inc	7,150,453
427,052		Qualcomm, Inc	19,208,799
158,666	*	Research In Motion Ltd	10,717,888

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	109,100,428

ENGINEERING AND MANAGEMENT SERVICES - 1.12%
19,945	*	Baidu, Inc (ADR)	7,799,492

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,799,492

FOOD AND KINDRED PRODUCTS - 5.08%
318,460		ConAgra Foods, Inc	6,904,213
210,436		Del Monte Foods Co	2,436,849
139,077		Kellogg Co	6,846,761
329,691		PepsiCo, Inc	19,339,673

		TOTAL FOOD AND KINDRED PRODUCTS	35,527,496

FURNITURE AND HOME FURNISHINGS STORES - 1.57%
292,642	*	Bed Bath & Beyond, Inc	10,985,781

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	10,985,781

GENERAL MERCHANDISE STORES - 0.95%
179,044		TJX Companies, Inc	6,651,485

		TOTAL GENERAL MERCHANDISE STORES	6,651,485

HEALTH SERVICES - 1.09%
98,719	*	Express Scripts, Inc	7,658,620

		TOTAL HEALTH SERVICES	7,658,620

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

HOTELS AND OTHER LODGING PLACES - 1.46%
44,710	*	Las Vegas Sands Corp	$752,916
157,824	*	Orient-Express Hotels Ltd (Class A)	1,816,554
232,088		Starwood Hotels & Resorts Worldwide, Inc	7,665,867

		TOTAL HOTELS AND OTHER LODGING PLACES	10,235,337

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.62%
84,878	*	AGCO Corp	2,345,179
145,630	*	Dell, Inc	2,222,314
291,629		Hewlett-Packard Co	13,767,805

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	18,335,298

INSTRUMENTS AND RELATED PRODUCTS - 5.82%
49,682		Alcon, Inc	6,889,403
594,037	*	Boston Scientific Corp	6,290,852
108,172		Danaher Corp	7,282,139
43,061	*	Intuitive Surgical, Inc	11,292,747
90,542		Rockwell Collins, Inc	4,599,534
86,077		Roper Industries, Inc	4,388,205

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	40,742,880

INSURANCE CARRIERS - 1.20%
196,264		Aflac, Inc	8,388,323

		TOTAL INSURANCE CARRIERS	8,388,323

METAL MINING - 0.56%
168,515		Companhia Vale do Rio Doce (ADR)	3,897,752

		TOTAL METAL MINING	3,897,752

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
84,512		Jarden Corp	2,372,252

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,372,252

MISCELLANEOUS RETAIL - 4.97%
222,561	*	Amazon.com, Inc	20,778,295
391,243		CVS Corp	13,983,025

		TOTAL MISCELLANEOUS RETAIL	34,761,320

OIL AND GAS EXTRACTION - 4.44%
76,086		Anadarko Petroleum Corp	4,772,875
59,310	*	Concho Resources, Inc	2,154,139
179,906	*	National Oilwell Varco, Inc	7,759,345
89,427		Occidental Petroleum Corp	7,011,077

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

137,359		Range Resources Corp	$6,780,040
143,213		Tullow Oil plc	2,581,722

		TOTAL OIL AND GAS EXTRACTION	31,059,198

PRIMARY METAL INDUSTRIES - 0.82%
56,458		Precision Castparts Corp	5,751,376

		TOTAL PRIMARY METAL INDUSTRIES	5,751,376

SECURITY AND COMMODITY BROKERS - 5.37%
319,748		Charles Schwab Corp	6,123,174
1,345,913	*	E*Trade Financial Corp	2,355,348
124,164		Goldman Sachs Group, Inc	22,889,634
201,564		Morgan Stanley	6,224,296

		TOTAL SECURITY AND COMMODITY BROKERS	37,592,452

TRANSPORTATION BY AIR - 1.04%
96,575		FedEx Corp	7,264,372

		TOTAL TRANSPORTATION BY AIR	7,264,372

TRANSPORTATION EQUIPMENT - 0.99%
113,516		United Technologies Corp	6,916,530

		TOTAL TRANSPORTATION EQUIPMENT	6,916,530

		TOTAL COMMON STOCKS	697,787,632

		(Cost $628,509,301)

		TOTAL PORTFOLIO - 99.76%	697,787,632
		(Cost $628,509,301)
		OTHER ASSETS AND LIABILITIES, NET - 0.24%	1,667,420

		NET ASSETS - 100.00%	$699,455,052

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.21%

AMUSEMENT AND RECREATION SERVICES - 0.95%
367,693	*	Melco PBL Entertainment Macau Ltd (ADR)	$2,559,143
165,034	*	Penn National Gaming, Inc	4,564,840
113,962		Walt Disney Co	3,129,397

		TOTAL AMUSEMENT AND RECREATION SERVICES	10,253,380

APPAREL AND ACCESSORY STORES - 0.60%
177,812		American Eagle Outfitters, Inc	2,997,910
202,370		Limited Brands, Inc	3,438,267

		TOTAL APPAREL AND ACCESSORY STORES	6,436,177

APPAREL AND OTHER TEXTILE PRODUCTS - 0.00%**
3,863		Liz Claiborne, Inc	19,045

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	19,045

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.09%
560,003		Lowe’s Cos, Inc	11,726,463

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	11,726,463

BUSINESS SERVICES - 1.76%
95,617	*	DST Systems, Inc	4,283,642
433,925	*	eBay, Inc	10,244,970
90,022	*	Interpublic Group of Cos, Inc	676,965
4,701	*	Medidata Solutions, Inc	71,220
206,646	*	Yahoo!, Inc	3,680,365

		TOTAL BUSINESS SERVICES	18,957,162

CHEMICALS AND ALLIED PRODUCTS - 11.01%
164,403		Alberto-Culver Co	4,550,675
143,863	*	Amgen, Inc	8,664,868
44,438		Clorox Co	2,613,843
222,947		Dow Chemical Co	5,812,228
42,277		Du Pont (E.I.) de Nemours & Co	1,358,783
480,481		Huntsman Corp	4,377,182
249,811		Johnson & Johnson	15,210,992
374,187	*	King Pharmaceuticals, Inc	4,029,994
92,209		Merck & Co, Inc	2,916,571
242,000	*	Mylan Laboratories, Inc	3,874,420
373,758		Novartis AG. (ADR)	18,829,928
1,238,678		Pfizer, Inc	20,500,121
150,900		Procter & Gamble Co	8,740,128
100,957		Shire plc (ADR)	5,279,042
119,329	*	Talercris Biotherapeutics Holdings Corp	2,267,251
219,157	*	Vanda Pharmaceuticals, Inc	2,550,987
147,407		Wyeth	7,161,032

		TOTAL CHEMICALS AND ALLIED PRODUCTS	118,738,045

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 5.44%
1,017,632		AT&T, Inc	$27,486,240
599,984		Comcast Corp (Class A)	10,133,730
120,210	*	DISH Network Corp (Class A)	2,315,245
8,557		Fairpoint Communications, Inc	3,508
253,058	*	MetroPCS Communications, Inc	2,368,623
748,499	*	Sprint Nextel Corp	2,956,571
12,753		Time Warner Cable, Inc	549,527
425,287		Verizon Communications, Inc	12,873,437

		TOTAL COMMUNICATIONS	58,686,881

DEPOSITORY INSTITUTIONS - 14.37%
532,625		AMMB Holdings Berhad	655,586
1,659,045		Bank of America Corp	28,071,042
406,247		Bank of Ireland	2,033,125
155,257		Bank of New York Mellon Corp	4,500,900
35,000		Bank of the Ryukyus Ltd	430,847
3,372,551		Citigroup, Inc	16,323,147
739,839	*	Fortis	3,465,539
2,301,205		Huntington Bancshares, Inc	10,838,676
567,382		JPMorgan Chase & Co	24,862,680
852,182		Regions Financial Corp	5,292,050
267,304		State Street Corp	14,060,190
201,698		SunTrust Banks, Inc	4,548,290
556,605		TCF Financial Corp	7,258,129
559,997		US Bancorp	12,241,534
721,421		Wells Fargo & Co	20,329,644

		TOTAL DEPOSITORY INSTITUTIONS	154,911,379

EATING AND DRINKING PLACES - 0.95%
425,794		Brinker International, Inc	6,697,740
743,913		Wendy’s/Arby’s Group, Inc (Class A)	3,518,708

		TOTAL EATING AND DRINKING PLACES	10,216,448

ELECTRIC, GAS, AND SANITARY SERVICES - 6.22%
182,426		Allegheny Energy, Inc	4,837,937
113,010		American Electric Power Co, Inc	3,502,180
299,409		Centerpoint Energy, Inc	3,721,654
31,869		Consolidated Edison, Inc	1,304,717
72,261		Constellation Energy Group, Inc	2,339,089
13,356		Dominion Resources, Inc	460,782
149,017		Duke Energy Corp	2,345,528
22,653		Entergy Corp	1,809,069
204,728		Exelon Corp	10,158,602
38,652		FirstEnergy Corp	1,767,169
56,621		FPL Group, Inc	3,127,178
5,100		MDU Resources Group, Inc	106,335
72,008	*	Mirant Corp	1,183,091
156,279	*	NRG Energy, Inc	4,405,505

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

283,269		NV Energy, Inc	$3,283,088
82,777		PG&E Corp	3,351,641
63,793		PPL Corp	1,935,480
36,214		Progress Energy, Inc	1,414,519
57,457		Questar Corp	2,158,085
284,544	*	Reliant Energy, Inc	2,031,644
285,168		Republic Services, Inc	7,576,913
3,339		Southern Union Co	69,418
166,088		Williams Cos, Inc	2,967,993
60,369		Xcel Energy, Inc	1,161,500

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	67,019,117

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.95%
29,143	*	A123 Systems, Inc	621,329
762,534	*	Advanced Micro Devices, Inc	4,315,942
152,817		Analog Devices, Inc	4,214,693
173,179		Cooper Industries plc	6,506,335
34,967	*	Energizer Holdings, Inc	2,319,711
2,164,971		General Electric Co	35,548,825
631,829	*	Infineon Technologies AG.	3,564,280
403,693	*	Integrated Device Technology, Inc	2,728,965
364,478		Intel Corp	7,132,834
76,956		Motorola, Inc	661,052
354,001	*	Nvidia Corp	5,320,635
162,837		Qualcomm, Inc	7,324,408
60,555	*	Research In Motion Ltd	4,090,490
14,000,045		Solomon Systech International Ltd	1,354,834

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	85,704,333

ENGINEERING AND MANAGEMENT SERVICES - 0.54%
404	*	Affymax, Inc	9,652
181,444	*	Shaw Group, Inc	5,822,538

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,832,190

FABRICATED METAL PRODUCTS - 0.54%
195,714		Pentair, Inc	5,777,477

		TOTAL FABRICATED METAL PRODUCTS	5,777,477

FOOD AND KINDRED PRODUCTS - 3.52%
36,133		Coca-Cola Co	1,940,342
97,834		ConAgra Foods, Inc	2,121,041
214,458		Del Monte Foods Co	2,483,424
159,226		General Mills, Inc	10,250,969
27,490		Kellogg Co	1,353,333
378,855		Kraft Foods, Inc (Class A)	9,952,521
341,728		Unilever plc (ADR)	9,800,759

		TOTAL FOOD AND KINDRED PRODUCTS	37,902,389

FOOD STORES - 0.07%
34,451		Kroger Co	711,069

		TOTAL FOOD STORES	711,069

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FORESTRY - 1.46%
75,661		Rayonier, Inc	$3,095,292
345,517		Weyerhaeuser Co	12,663,198

		TOTAL FORESTRY	15,758,490

GENERAL MERCHANDISE STORES - 1.13%
259,893		Target Corp	12,131,805

		TOTAL GENERAL MERCHANDISE STORES	12,131,805

HOLDING AND OTHER INVESTMENT OFFICES - 2.00%
10,210		Boston Properties, Inc	669,266
11		Cross Timbers Royalty Trust	335
388,016		Glimcher Realty Trust	1,424,019
234,934		Kimco Realty Corp	3,063,539
33,322		Plum Creek Timber Co, Inc	1,020,986
20,091		Regency Centers Corp	744,372
9,107		Simon Property Group, Inc	632,299
75,909		SL Green Realty Corp	3,328,610
179,015	*	Starwood Property Trust, Inc	3,625,054
20,161		Vornado Realty Trust	1,298,570
469,913		Westfield Group	5,762,344

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,569,394

HOTELS AND OTHER LODGING PLACES - 0.62%
88,775		Accor S.A.	4,941,731
88,560	*	Las Vegas Sands Corp	1,491,350
216,800	*,m	Wynn Macau Ltd	281,978

		TOTAL HOTELS AND OTHER LODGING PLACES	6,715,059

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.11%
332,635	*	AGCO Corp	9,190,705
163,159		Hewlett-Packard Co	7,702,736
50,796		ITT Industries, Inc	2,649,011
76,702		Northrop Grumman Corp	3,969,329
315,295	*	Palm, Inc	5,495,592
121,374		SPX Corp	7,436,585
196,509		Textron, Inc	3,729,741
358,116	*	Verigy Ltd	4,161,308

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	44,335,007

INSTRUMENTS AND RELATED PRODUCTS - 2.57%
1,262,366	*	Boston Scientific Corp	13,368,457
122,934	*	Bruker BioSciences Corp	1,311,706
132,670		Danaher Corp	8,931,344
210,760		PerkinElmer, Inc	4,055,022

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	27,666,529

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 4.20%
106,980		ACE Ltd	$5,719,151
1,235		Aegon NV	10,448
35,387		Aetna, Inc	984,820
43,122		Allstate Corp	1,320,396
160,854		Axis Capital Holdings Ltd	4,854,574
66,140		Max Re Capital Ltd	1,413,412
62,729		PartnerRe Ltd	4,826,369
40,998		Principal Financial Group	1,122,935
77,540		Prudential Financial, Inc	3,870,021
71,499		RenaissanceRe Holdings Ltd	3,915,285
21,619		Transatlantic Holdings, Inc	1,084,625
162,703		Travelers Cos, Inc	8,009,869
160,992		UnitedHealth Group, Inc	4,031,240
87,833	*	WellPoint, Inc	4,159,771

		TOTAL INSURANCE CARRIERS	45,322,916

METAL MINING - 1.03%
221,281		Anglo American plc	7,048,055
106,602		Barrick Gold Corp	4,040,216

		TOTAL METAL MINING	11,088,271

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
82,043		Hasbro, Inc	2,276,693

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,276,693

MISCELLANEOUS RETAIL - 0.50%
151,903		CVS Corp	5,429,013

		TOTAL MISCELLANEOUS RETAIL	5,429,013

MOTION PICTURES - 1.69%
383,913		News Corp (Class A)	4,603,117
471,962		Time Warner, Inc	13,583,066

		TOTAL MOTION PICTURES	18,186,183

NONDEPOSITORY INSTITUTIONS - 1.16%
1,923,605		Chimera Investment Corp	7,348,171
319,857		Discover Financial Services	5,191,279

		TOTAL NONDEPOSITORY INSTITUTIONS	12,539,450

OIL AND GAS EXTRACTION - 8.22%
96,179		Anadarko Petroleum Corp	6,033,309
84,166		Apache Corp	7,728,964
185,733		Baker Hughes, Inc	7,923,370
94,493		BJ Services Co	1,835,999
91,955		Cabot Oil & Gas Corp	3,287,391
90,217		Canadian Natural Resources Ltd	6,061,680
24,945		Chesapeake Energy Corp	708,438
72,108	*	Concho Resources, Inc	2,618,963
44,551		Devon Energy Corp	2,999,619

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

87,547		EOG Resources, Inc	$7,311,050
97,422	*	National Oilwell Varco, Inc	4,201,811
185,659		Occidental Petroleum Corp	14,555,665
156,268		Petroleo Brasileiro S.A. (ADR)	7,172,701
1,949	*	Plains Exploration & Production Co	53,909
114,088		Range Resources Corp	5,631,384
102,252		Schlumberger Ltd	6,094,219
107,312		XTO Energy, Inc	4,434,132

		TOTAL OIL AND GAS EXTRACTION	88,652,604

PAPER AND ALLIED PRODUCTS - 0.40%
11,454		Mondi Ltd	54,000
10,080	*,b	Smurfit-Stone Container Corp	4,637
153,064		Sonoco Products Co	4,215,383

		TOTAL PAPER AND ALLIED PRODUCTS	4,274,020

PETROLEUM AND COAL PRODUCTS - 6.92%
338,453		Chevron Corp	23,837,245
118,122		ConocoPhillips	5,334,390
479,358		Exxon Mobil Corp	32,888,751
210,422		Marathon Oil Corp	6,712,462
68,433	*	SandRidge Energy, Inc	886,892
60,167		Walter Industries, Inc	3,613,630
193,606	*	Western Refining, Inc	1,248,759

		TOTAL PETROLEUM AND COAL PRODUCTS	74,522,129

PIPELINES, EXCEPT NATURAL GAS - 0.02%
9,944		Spectra Energy Corp	188,339

		TOTAL PIPELINES, EXCEPT NATURAL GAS	188,339

PRIMARY METAL INDUSTRIES - 0.17%
17,926		POSCO (ADR)	1,863,228

		TOTAL PRIMARY METAL INDUSTRIES	1,863,228

PRINTING AND PUBLISHING - 0.41%
58,137		Dun & Bradstreet Corp	4,378,879

		TOTAL PRINTING AND PUBLISHING	4,378,879

REAL ESTATE - 0.27%
324,926		British Land Co plc	2,467,623
1,350,180	*	Unitech Corporate Parks plc	463,925

		TOTAL REAL ESTATE	2,931,548

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.28%
191,634		Newell Rubbermaid, Inc	3,006,737

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,006,737

SECURITY AND COMMODITY BROKERS - 3.68%
50,427	*	Artio Global Investors, Inc	1,318,666
2,999,377	*	E*Trade Financial Corp	5,248,910
101,645		Goldman Sachs Group, Inc	18,738,255
26,736	*	IntercontinentalExchange, Inc	2,598,472

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

279,984		Legg Mason, Inc	$8,687,904
101,334		Morgan Stanley	3,129,194

		TOTAL SECURITY AND COMMODITY BROKERS	39,721,401

TRANSPORTATION BY AIR - 0.65%
156,600	*	Continental Airlines, Inc (Class B)	2,574,504
499,377	*	Delta Air Lines, Inc	4,474,418

		TOTAL TRANSPORTATION BY AIR	7,048,922

TRANSPORTATION EQUIPMENT - 2.65%
1,007,031		American Axle & Manufacturing Holdings, Inc	7,129,780
131,383		Boeing Co	7,114,389
332,985	*	Ford Motor Co	2,400,822
119,534		Goodrich Corp	6,495,478
128,691		Magna International, Inc - Class A	5,471,941

		TOTAL TRANSPORTATION EQUIPMENT	28,612,410

TRANSPORTATION SERVICES - 0.59%
439,077		UTI Worldwide, Inc	6,357,835

		TOTAL TRANSPORTATION SERVICES	6,357,835

TRUCKING AND WAREHOUSING - 0.22%
61,645		Con-way, Inc	2,362,236

		TOTAL TRUCKING AND WAREHOUSING	2,362,236

WHOLESALE TRADE-DURABLE GOODS - 0.04%
28,807	*	Emdeon, Inc	466,673

		TOTAL WHOLESALE TRADE-DURABLE GOODS	466,673

		TOTAL COMMON STOCKS	1,080,297,326

		(Cost $1,117,810,059)

		TOTAL INVESTMENTS - 100.21%	1,080,297,326
		(Cost $1,117,810,059)
		OTHER ASSETS AND LIABILITIES, NET - (0.21)%	(2,230,294)

		NET ASSETS - 100.00%	$1,078,067,032

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.41%

AMUSEMENT AND RECREATION SERVICES - 0.85%
118,492	*	Electronic Arts, Inc	$2,257,273
255,244		World Wrestling Entertainment, Inc (Class A)	3,575,968

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,833,241

APPAREL AND ACCESSORY STORES - 3.10%
278,341	*	Hanesbrands, Inc	5,956,497
70,685	*	Kohl’s Corp	4,032,579
200,560		Nordstrom, Inc	6,125,103
108,939		Ross Stores, Inc	5,204,016

		TOTAL APPAREL AND ACCESSORY STORES	21,318,195

APPAREL AND OTHER TEXTILE PRODUCTS - 1.37%
100,656		Guess ?, Inc	3,728,298
74,005		Polo Ralph Lauren Corp (Class A)	5,670,263

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	9,398,561

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.65%
66,915		Advance Auto Parts	2,628,421
23,564	*	Autozone, Inc	3,445,528
145,684	*	O’Reilly Automotive, Inc	5,265,020

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	11,338,969

BUSINESS SERVICES - 16.65%
226,854	*	Activision Blizzard, Inc	2,810,721
77,355	*	Alliance Data Systems Corp	4,724,843
210,320	*	Amdocs Ltd	5,653,402
321,837	*	Autonomy Corp plc	8,378,667
264,610		Aveva Group plc	3,884,215
110,196		Brink’s Co	2,965,374
133,525	*	Brink’s Home Security Holdings, Inc	4,111,235
101,050	*	CACI International, Inc (Class A)	4,776,634
190,116	*	Cavium Networks, Inc	4,081,791
83,788	*	Cerner Corp	6,267,342
87,920	*	Citrix Systems, Inc	3,449,102
508,101	*	Cogent, Inc	5,131,820
279,809	*	Cognizant Technology Solutions Corp (Class A)	10,817,416
493,075	*	Interpublic Group of Cos, Inc	3,707,924
89,136	*	Juniper Networks, Inc	2,408,455
251,535		Moody’s Corp	5,146,406
533,450	*	Nuance Communications, Inc	7,980,412
177,086		Ritchie Bros Auctioneers, Inc	4,345,690

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

63,520	*	Salesforce.com, Inc	$3,616,194
241,739	*	SolarWinds, Inc	5,325,510
341,414	*	SuccessFactors, Inc	4,803,695
84,032	*	Sybase, Inc	3,268,845
115,811	*	VeriSign, Inc	2,743,563
100,862	*	VMware, Inc (Class A)	4,051,627

		TOTAL BUSINESS SERVICES	114,450,883

CHEMICALS AND ALLIED PRODUCTS - 10.16%
238,974		Avon Products, Inc	8,115,557
31,792		CF Industries Holdings, Inc	2,741,424
67,535	*	Chattem, Inc	4,484,999
86,940		Chemring Group PLC	3,395,774
57,037		Church & Dwight Co, Inc	3,236,279
192,819		Ecolab, Inc	8,914,022
325,133	*	Halozyme Therapeutics, Inc	2,311,696
119,500	*	Hospira, Inc	5,329,700
154,741	*	Inverness Medical Innovations, Inc	5,993,119
184,747	*	Invitrogen Corp	8,599,973
311,123	*	King Pharmaceuticals, Inc	3,350,795
101,796	*	NBTY, Inc	4,029,086
73,216	*	Talercris Biotherapeutics Holdings Corp	1,391,104
89,626	*	Vanda Pharmaceuticals, Inc	1,043,247
182,509	*	Vertex Pharmaceuticals, Inc	6,917,091

		TOTAL CHEMICALS AND ALLIED PRODUCTS	69,853,866

COAL MINING - 0.63%
116,606		Peabody Energy Corp	4,340,075

		TOTAL COAL MINING	4,340,075

COMMUNICATIONS - 3.63%
94,604	*	American Tower Corp (Class A)	3,443,586
164,027	*	Crown Castle International Corp	5,143,887
503,132	*	Liberty Media Holding Corp (Interactive A)	5,519,358
218,916	*	Neutral Tandem, Inc	4,982,528
216,530	*	SBA Communications Corp (Class A)	5,852,805

		TOTAL COMMUNICATIONS	24,942,164

EATING AND DRINKING PLACES - 0.80%
112,901		Brinker International, Inc	1,775,933
109,143		Darden Restaurants, Inc	3,725,050

		TOTAL EATING AND DRINKING PLACES	5,500,983

EDUCATIONAL SERVICES - 0.91%
84,542	*	Apollo Group, Inc (Class A)	6,228,209

		TOTAL EDUCATIONAL SERVICES	6,228,209

ELECTRIC, GAS, AND SANITARY SERVICES - 2.65%
117,770		Allegheny Energy, Inc	3,123,260

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

292,289	*	Covanta Holding Corp	$4,968,913
126,652		Republic Services, Inc	3,365,144
138,742	*	Stericycle, Inc	6,722,050

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	18,179,367

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.40%
17,888	*	A123 Systems, Inc	381,372
70,774		Amphenol Corp (Class A)	2,666,764
74,903	*	Cree, Inc	2,752,685
78,379		L-3 Communications Holdings, Inc	6,295,401
211,421	*	Marvell Technology Group Ltd	3,422,906
275,174	*	MEMC Electronic Materials, Inc	4,576,144
442,344	*	Micron Technology, Inc	3,627,221
503,379	*	Nvidia Corp	7,565,786
582,990	*	ON Semiconductor Corp	4,809,668
216,540	*	Starent Networks Corp	5,504,447
103,985		Xilinx, Inc	2,435,329

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	44,037,723

ENGINEERING AND MANAGEMENT SERVICES - 0.81%
128,719		KBR, Inc	2,997,865
97,996	*	Tetra Tech, Inc	2,599,834

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,597,699

FOOD AND KINDRED PRODUCTS - 0.94%
47,606	*	Hansen Natural Corp	1,749,044
138,061		McCormick & Co, Inc	4,685,791

		TOTAL FOOD AND KINDRED PRODUCTS	6,434,835

FURNITURE AND HOME FURNISHINGS STORES - 0.85%
156,208	*	Bed Bath & Beyond, Inc	5,864,048

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	5,864,048

GENERAL BUILDING CONTRACTORS - 0.26%
2,838	*	NVR, Inc	1,808,856

		TOTAL GENERAL BUILDING CONTRACTORS	1,808,856

GENERAL MERCHANDISE STORES - 2.26%
193,468	*	Big Lots, Inc	4,840,569
287,232		TJX Companies, Inc	10,670,669

		TOTAL GENERAL MERCHANDISE STORES	15,511,238

HEALTH SERVICES - 2.08%
101,223	*	DaVita, Inc	5,733,271
43,931	*	Express Scripts, Inc	3,408,167
98,699		Quest Diagnostics, Inc	5,151,101

		TOTAL HEALTH SERVICES	14,292,539

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.48%
109,244		Saipem S.p.A.	$3,289,962

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,289,962

HOLDING AND OTHER INVESTMENT OFFICES - 4.52%
96,539	*	Affiliated Managers Group, Inc	6,276,000
476,391		iShares Russell Midcap Growth Index Fund	20,260,909
476,081	*	Liberty Acquisition Holdings Corp	4,522,770
200,000	*,m	MBF Healthcare Acquisition Corp	0

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	31,059,679

HOTELS AND OTHER LODGING PLACES - 1.61%
344,525	*	Las Vegas Sands Corp	5,801,801
153,401		Starwood Hotels & Resorts Worldwide, Inc	5,066,835
132,800	*,m	Wynn Macau Ltd	172,725

		TOTAL HOTELS AND OTHER LODGING PLACES	11,041,361

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.44%
83,776	*	AGCO Corp	2,314,731
75,643		Flowserve Corp	7,453,861
124,434		International Game Technology	2,672,842
133,492		ITT Industries, Inc	6,961,608
138,838		Joy Global, Inc	6,794,732
535,766	*	Netezza Corp	6,022,010
53,353	*	Palm, Inc	929,943
193,589	*	SanDisk Corp	4,200,881

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	37,350,608

INSTRUMENTS AND RELATED PRODUCTS - 6.04%
201,593	*	Bruker BioSciences Corp	2,150,997
237,148	*	Flir Systems, Inc	6,633,030
106,865	*	Illumina, Inc	4,541,763
31,787	*	Intuitive Surgical, Inc	8,336,140
114,811	*	NuVasive, Inc	4,794,507
74,130	*	Resmed, Inc	3,350,676
123,795		Rockwell Collins, Inc	6,288,786
228,700	*	Trimble Navigation Ltd	5,468,217

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	41,564,116

JUSTICE, PUBLIC ORDER AND SAFETY - 1.24%
375,408	*	Corrections Corp of America	8,502,991

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	8,502,991

LEATHER AND LEATHER PRODUCTS - 0.50%
104,340		Coach, Inc	3,434,873

		TOTAL LEATHER AND LEATHER PRODUCTS	3,434,873

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

LEGAL SERVICES - 0.84%
135,060	*	FTI Consulting, Inc	$5,754,907

		TOTAL LEGAL SERVICES	5,754,907

LOCAL AND INTERURBAN PASSENGER TRANSIT - 1.01%
149,204	*	Emergency Medical Services Corp (Class A)	6,937,986

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	6,937,986

METAL MINING - 1.18%
107,933		Barrick Gold Corp	4,090,661
58,272		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,998,042

		TOTAL METAL MINING	8,088,703

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.48%
117,373		Jarden Corp	3,294,660

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,294,660

MISCELLANEOUS RETAIL - 0.60%
184,518	*	Dick’s Sporting Goods, Inc	4,133,203

		TOTAL MISCELLANEOUS RETAIL	4,133,203

MOTION PICTURES - 0.64%
131,861	*	Macrovision Solutions Corp	4,430,530

		TOTAL MOTION PICTURES	4,430,530

NONDEPOSITORY INSTITUTIONS - 1.07%
381,994		CapitalSource, Inc	1,657,854
149,285		Lender Processing Services, Inc	5,698,208

		TOTAL NONDEPOSITORY INSTITUTIONS	7,356,062

OIL AND GAS EXTRACTION - 4.16%
113,973	*	Concho Resources, Inc	4,139,499
406,133	*	Denbury Resources, Inc	6,144,792
99,914		Range Resources Corp	4,931,755
171,014		Smith International, Inc	4,908,102
80,483	*	Southwestern Energy Co	3,435,014
277,113		Tullow Oil plc	4,995,557

		TOTAL OIL AND GAS EXTRACTION	28,554,719

PAPER AND ALLIED PRODUCTS - 0.30%
37,673		Schweitzer-Mauduit International, Inc	2,047,904

		TOTAL PAPER AND ALLIED PRODUCTS	2,047,904

PERSONAL SERVICES - 0.36%
345,950	*	Sally Beauty Holdings, Inc	2,459,705

		TOTAL PERSONAL SERVICES	2,459,705

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

PETROLEUM AND COAL PRODUCTS - 1.13%
129,113		Walter Industries, Inc	$7,754,527

		TOTAL PETROLEUM AND COAL PRODUCTS	7,754,527

PRIMARY METAL INDUSTRIES - 1.83%
123,216		Precision Castparts Corp	12,552,014

		TOTAL PRIMARY METAL INDUSTRIES	12,552,014

REAL ESTATE - 0.36%
183,537		Forest City Enterprises, Inc (Class A)	2,453,890

		TOTAL REAL ESTATE	2,453,890

SECURITY AND COMMODITY BROKERS - 0.89%
62,876	*	IntercontinentalExchange, Inc	6,110,918

		TOTAL SECURITY AND COMMODITY BROKERS	6,110,918

SPECIAL TRADE CONTRACTORS - 1.04%
324,057	*	Quanta Services, Inc	7,171,381

		TOTAL SPECIAL TRADE CONTRACTORS	7,171,381

TOBACCO PRODUCTS - 0.39%
35,734		Lorillard, Inc	2,655,036

		TOTAL TOBACCO PRODUCTS	2,655,036

TRANSPORTATION BY AIR - 0.78%
164,061	*	Air Methods Corp	5,343,467

		TOTAL TRANSPORTATION BY AIR	5,343,467

TRANSPORTATION EQUIPMENT - 0.48%
98,127		Autoliv, Inc	3,297,067

		TOTAL TRANSPORTATION EQUIPMENT	3,297,067

WHOLESALE TRADE-DURABLE GOODS - 3.52%
226,675	*	Emdeon, Inc	3,672,135
434,864	*	LKQ Corp	8,062,379
238,704	*	MedAssets, Inc	5,387,549
226,249		Solera Holdings, Inc	7,038,606

		TOTAL WHOLESALE TRADE-DURABLE GOODS	24,160,669

WHOLESALE TRADE-NONDURABLE GOODS - 2.52%
63,983		Airgas, Inc	3,094,858
265,610	*	Dean Foods Co	4,725,202
79,646	*	Green Mountain Coffee Roasters, Inc	5,881,060

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES	COMPANY	VALUE

111,328	Herbalife Ltd	$3,644,879

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	17,345,999

	TOTAL COMMON STOCKS	683,078,388

	(Cost $644,956,126)

	TOTAL PORTFOLIO - 99.41%	683,078,388
	(Cost $644,956,126)
	OTHER ASSETS AND LIABILITIES, NET - 0.59%	4,080,728

	NET ASSETS - 100.00%	$687,159,116

The following abbreviations are used in portfolio descriptions:
plc	Public Limited Company

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.38%

AMUSEMENT AND RECREATION SERVICES - 0.40%
199,702	*	Penn National Gaming, Inc	$5,523,757

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,523,757

APPAREL AND ACCESSORY STORES - 2.47%
340,000		Burberry Group plc	2,735,875
128,000	*	Children’s Place Retail Stores, Inc	3,834,880
400,000		Foot Locker, Inc	4,780,000
372,608		Gap, Inc	7,973,811
117,000	*	Kohl’s Corp	6,674,850
305,000		Limited Brands, Inc	5,181,950
105,000		Nordstrom, Inc	3,206,700

		TOTAL APPAREL AND ACCESSORY STORES	34,388,066

APPAREL AND OTHER TEXTILE PRODUCTS - 0.54%
104,629		VF Corp	7,578,278

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	7,578,278

BUSINESS SERVICES - 4.37%
138,000	*	Affiliated Computer Services, Inc (Class A)	7,475,460
128,117	*	CACI International, Inc (Class A)	6,056,091
181,499	*	Cadence Design Systems, Inc	1,332,203
253,655	*	Computer Sciences Corp	13,370,155
11,478	*	DST Systems, Inc	514,214
309,617	*	DynCorp International, Inc (Class A)	5,573,106
355,610		Earthlink, Inc	2,990,680
110,946		Fidelity National Information Services, Inc	2,830,232
39,503	*	Fiserv, Inc	1,904,045
870,000	*	Interpublic Group of Cos, Inc	6,542,400
65,559	*	Juniper Networks, Inc	1,771,404
90,000		Moody’s Corp	1,841,400
270,538	*	Novell, Inc	1,220,126
830,000	*	Sun Microsystems, Inc	7,544,700

		TOTAL BUSINESS SERVICES	60,966,216

CHEMICALS AND ALLIED PRODUCTS - 4.89%
174,000		Alberto-Culver Co	4,816,320
106,764		Celanese Corp (Series A)	2,669,100
39,335		CF Industries Holdings, Inc	3,391,857
56,481		Clorox Co	3,322,212
121,032		Cytec Industries, Inc	3,929,909
100,860		Dow Chemical Co	2,629,420

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

55,000		Ecolab, Inc	$2,542,650
62,533		FMC Corp	3,517,481
420,000		Huntsman Corp	3,826,200
50,430	*	Invitrogen Corp	2,347,517
210,000	*	King Pharmaceuticals, Inc	2,261,700
403,438	*	Mylan Laboratories, Inc	6,459,042
121,032	*	Pactiv Corp	3,152,884
155,324		PPG Industries, Inc	9,041,411
100,860		Shire plc (ADR)	5,273,969
46,115		Sigma-Aldrich Corp	2,489,288
182,369	*	Theravance, Inc	2,669,882
330,000	*	Vanda Pharmaceuticals, Inc	3,841,200

		TOTAL CHEMICALS AND ALLIED PRODUCTS	68,182,042

COAL MINING - 0.50%
50,430	*	Alpha Natural Resources, Inc	1,770,093
484,126		MacArthur Coal Ltd	4,031,786
33,284		Peabody Energy Corp	1,238,830

		TOTAL COAL MINING	7,040,709

COMMUNICATIONS - 2.87%
366,000		CenturyTel, Inc	12,297,600
445,000	*	DISH Network Corp (Class A)	8,570,700
587,204		Frontier Communications Corp	4,427,518
49,112		Global Payments, Inc	2,293,530
243,072	*	IAC/InterActiveCorp	4,907,624
90,749		Manitoba Telecom Services, Inc	2,824,225
1,235,000		Qwest Communications International, Inc	4,705,350

		TOTAL COMMUNICATIONS	40,026,547

DEPOSITORY INSTITUTIONS - 6.17%
42,530		BB&T Corp	1,158,517
124,057		Comerica, Inc	3,680,771
67,261		Cullen/Frost Bankers, Inc	3,473,358
380,000		Fifth Third Bancorp	3,849,400
266,355	*	First Horizon National Corp	3,523,877
485,777		Hudson City Bancorp, Inc	6,387,968
1,513,540		Huntington Bancshares, Inc	7,128,773
73,000		M&T Bank Corp	4,549,360
94,307		Northern Trust Corp	5,484,895
1,039,746		Regions Financial Corp	6,456,823
88,756		State Street Corp	4,668,566
615,000		SunTrust Banks, Inc	13,868,249
695,928		TCF Financial Corp	9,074,901
277,364		TFS Financial Corp	3,300,632
220,000		US Bancorp	4,809,200
158,854		Valley National Bancorp	1,952,316
143,221		Western Union Co	2,709,741

		TOTAL DEPOSITORY INSTITUTIONS	86,077,347

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 0.84%
397,000		Brinker International, Inc	$6,244,810
165,000	*	Cheesecake Factory	3,055,800
70,602		Darden Restaurants, Inc	2,409,646

		TOTAL EATING AND DRINKING PLACES	11,710,256

ELECTRIC, GAS, AND SANITARY SERVICES - 10.65%
153,000		Allegheny Energy, Inc	4,057,560
190,000		American Electric Power Co, Inc	5,888,100
140,000		American Water Works Co, Inc	2,791,600
455,050		Centerpoint Energy, Inc	5,656,272
322,751		CMS Energy Corp	4,324,863
370,000		Constellation Energy Group, Inc	11,976,901
87,128		DPL, Inc	2,274,041
152,298		Edison International	5,114,167
564,814		El Paso Corp	5,828,880
50,180		Energen Corp	2,162,758
36,000		Entergy Corp	2,874,960
34,292		FirstEnergy Corp	1,567,830
60,516		Integrys Energy Group, Inc	2,171,919
181,547	*	Mirant Corp	2,982,817
344,940		NorthWestern Corp	8,426,884
310,000	*	NRG Energy, Inc	8,738,900
265,000		Pepco Holdings, Inc	3,943,200
216,848		PG&E Corp	8,780,176
186,000		Progress Energy, Inc	7,265,160
184,573		Public Service Enterprise Group, Inc	5,802,975
186,590		Questar Corp	7,008,320
776,619	*	Reliant Energy, Inc	5,545,060
469,763		Republic Services, Inc	12,481,604
191,633		Sempra Energy	9,545,240
212,979		Southern Union Co	4,427,833
97,834		Williams Cos, Inc	1,748,294
262,235		Xcel Energy, Inc	5,045,401

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	148,431,715

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.47%
80,688	*	Avnet, Inc	2,095,467
175,000		Cooper Industries plc	6,574,749
37,318	*	Cree, Inc	1,371,437
39,903	*	Energizer Holdings, Inc	2,647,165
554,728	*	Fairchild Semiconductor International, Inc	5,674,867
160,147	*	Hexcel Corp	1,832,082
206,762		Intersil Corp (Class A)	3,165,526
144,131	*	Marvell Technology Group Ltd	2,333,481
191,633		Maxim Integrated Products, Inc	3,476,223
504,298	*	Micron Technology, Inc	4,135,244
302,579		Motorola, Inc	2,599,154
100,000	*	NetApp, Inc	2,668,000
53,456	*	Novellus Systems, Inc	1,121,507
161,375	*	Nvidia Corp	2,425,466
409,905	*	Tellabs, Inc	2,836,543
151,289		Tyco Electronics Ltd	3,370,719

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	48,327,630

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 1.79%
370,000		KBR, Inc	$8,617,300
230,000	*	McDermott International, Inc	5,812,100
210,000	*	Shaw Group, Inc	6,738,900
85,731	*	URS Corp	3,742,158

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	24,910,458

FABRICATED METAL PRODUCTS - 1.45%
480,440	*	Crown Holdings, Inc	13,067,968
244,000		Pentair, Inc	7,202,880

		TOTAL FABRICATED METAL PRODUCTS	20,270,848

FOOD AND KINDRED PRODUCTS - 2.96%
105,903		Bunge Ltd	6,630,587
134,000		Corn Products International, Inc	3,821,680
171,461		Del Monte Foods Co	1,985,518
122,040		H.J. Heinz Co	4,851,090
110,946		Pepsi Bottling Group, Inc	4,042,872
71,732	*	Ralcorp Holdings, Inc	4,194,170
125,000		Reynolds American, Inc	5,565,000
484,126	*	Smithfield Foods, Inc	6,680,940
282,407		Tyson Foods, Inc (Class A)	3,566,800

		TOTAL FOOD AND KINDRED PRODUCTS	41,338,657

FOOD STORES - 0.28%
95,817		Kroger Co	1,977,663
126,074		Supervalu, Inc	1,898,674

		TOTAL FOOD STORES	3,876,337

FORESTRY - 0.49%
187,000		Weyerhaeuser Co	6,853,550

		TOTAL FORESTRY	6,853,550

FURNITURE AND FIXTURES - 0.29%
216,848	*	Tempur-Pedic International, Inc	4,107,101

		TOTAL FURNITURE AND FIXTURES	4,107,101

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
61,924		Best Buy Co, Inc	2,323,388

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,323,388

GENERAL BUILDING CONTRACTORS - 0.45%
6,354	*	NVR, Inc	4,049,849
105,903		Ryland Group, Inc	2,231,376

		TOTAL GENERAL BUILDING CONTRACTORS	6,281,225

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

GENERAL MERCHANDISE STORES - 1.65%
291,000		JC Penney Co, Inc	$9,821,250
723,000		Macy’s, Inc	13,223,670

		TOTAL GENERAL MERCHANDISE STORES	23,044,920

HEALTH SERVICES - 1.12%
80,688	*	DaVita, Inc	4,570,168
706,017	*	Healthsouth Corp	11,042,106

		TOTAL HEALTH SERVICES	15,612,274

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.18%
80,000	*	Foster Wheeler AG.	2,552,800

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,552,800

HOLDING AND OTHER INVESTMENT OFFICES - 11.35%
725,997		Annaly Mortgage Management, Inc	13,169,586
161,375		Boston Properties, Inc	10,578,131
225,536		Brandywine Realty Trust	2,489,917
158,350		Equity Residential	4,861,345
54,464		Essex Property Trust, Inc	4,334,245
460,039		Glimcher Realty Trust	1,688,343
61,329	*,f,m	GSC Capital Corp	–
575,000		Host Marriott Corp	6,767,750
170,000		iShares Russell 1000 Value Index Fund	9,433,300
1,640,000		iShares Russell Midcap Value Index Fund	58,088,800
338,888		Kimco Realty Corp	4,419,100
100,000		Plum Creek Timber Co, Inc	3,064,000
69,396		Potlatch Corp	1,974,316
292,493		Prologis	3,486,517
58,720		Public Storage, Inc	4,418,093
77,662		Regency Centers Corp	2,877,377
89,651		SL Green Realty Corp	3,931,196
205,600	*	Starwood Property Trust, Inc	4,163,400
97,834		Taubman Centers, Inc	3,529,851
254,866	*	Vantage Drilling Co	466,405
180,543		Vornado Realty Trust	11,628,775
130,774		WABCO Holdings, Inc	2,746,254

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	158,116,701

HOTELS AND OTHER LODGING PLACES - 0.42%
211,805		Boyd Gaming Corp	2,315,029
61,980	*	Las Vegas Sands Corp	1,043,743
191,633	*	Orient-Express Hotels Ltd (Class A)	2,205,696
264,400	*,m	Wynn Macau Ltd	343,888

		TOTAL HOTELS AND OTHER LODGING PLACES	5,908,356

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.45%
136,000	*	AGCO Corp	3,757,680
181,717		Applied Materials, Inc	2,435,008
421,719	*	Brocade Communications Systems, Inc	3,314,711
101,426		Curtiss-Wright Corp	3,461,669

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

131,117		ITT Industries, Inc	$6,837,752
155,000		Joy Global, Inc	7,585,700
69,593		Pall Corp	2,246,462
240,000		Textron, Inc	4,555,200

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	34,194,182

INSTRUMENTS AND RELATED PRODUCTS - 2.01%
45,387	*	Agilent Technologies, Inc	1,263,120
1,050,000	*	Boston Scientific Corp	11,119,501
135,594	*	Bruker BioSciences Corp	1,446,788
405,000		PerkinElmer, Inc	7,792,200
48,413		Rockwell Collins, Inc	2,459,380
433,696	*	Teradyne, Inc	4,011,688

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	28,092,677

INSURANCE AGENTS, BROKERS AND SERVICE - 1.01%
170,823		AON Corp	6,950,788
290,399		Marsh & McLennan Cos, Inc	7,181,567

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	14,132,355

INSURANCE CARRIERS - 8.77%
79,005		ACE Ltd	4,223,607
77,938	*	Arch Capital Group Ltd	5,263,933
112,102		Aspen Insurance Holdings Ltd	2,967,340
79,005		Assurant, Inc	2,532,900
224,205		Axis Capital Holdings Ltd	6,766,507
116,373		Cincinnati Financial Corp	3,024,534
68,321		CNA Financial Corp	1,649,269
78,670		Everest Re Group Ltd	6,899,359
80,688		Hanover Insurance Group, Inc	3,334,835
156,332	*	Health Net, Inc	2,407,513
218,990		Lincoln National Corp	5,674,031
304,596		Max Re Capital Ltd	6,509,217
60,516		Metlife, Inc	2,303,844
120,643		PartnerRe Ltd	9,282,272
461,225		Principal Financial Group	12,632,953
341,646		Progressive Corp	5,664,491
181,547		Prudential Financial, Inc	9,061,011
125,982		RenaissanceRe Holdings Ltd	6,898,774
26,230		Transatlantic Holdings, Inc	1,315,959
144,229		UnitedHealth Group, Inc	3,611,494
106,764		Validus Holdings Ltd	2,754,511
993,467		XL Capital Ltd (Class A)	17,345,934

		TOTAL INSURANCE CARRIERS	122,124,288

METAL MINING - 1.12%
272,321		Anglo American plc	8,673,738
63,542		Compania de Minas Buenaventura S.A. (ADR) (Series B)	2,237,314
44,378		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,044,775
141,203	*	Thompson Creek Metals Co, Inc	1,704,320

		TOTAL METAL MINING	15,660,147

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.74%
114,651		Armstrong World Industries, Inc	$3,950,873
42,706		Compagnie Financiere Richemont S.A.	1,206,631
181,547		Jarden Corp	5,096,025

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	10,253,529

MISCELLANEOUS RETAIL - 0.07%
42,706		Barnes & Noble, Inc	948,927

		TOTAL MISCELLANEOUS RETAIL	948,927

MOTION PICTURES - 0.23%
58,579	*	Discovery Communications, Inc (Class A)	1,692,348
58,579	*	Discovery Communications, Inc (Class C)	1,524,811

		TOTAL MOTION PICTURES	3,217,159

NONDEPOSITORY INSTITUTIONS - 1.69%
126,074		Capital One Financial Corp	4,504,624
2,550,572		Chimera Investment Corp	9,743,185
485,343		Discover Financial Services	7,877,117
310,000		Westway Group, Inc	1,410,500

		TOTAL NONDEPOSITORY INSTITUTIONS	23,535,426

NONMETALLIC MINERALS, EXCEPT FUELS - 0.29%
66,000		Compass Minerals International, Inc	4,066,920

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	4,066,920

OIL AND GAS EXTRACTION - 6.03%
65,559		Anadarko Petroleum Corp	4,112,516
104,894		Baker Hughes, Inc	4,474,778
171,461		Berry Petroleum Co (Class A)	4,591,726
304,278		BJ Services Co	5,912,122
96,088		Cabot Oil & Gas Corp	3,435,146
171,461	*	Concho Resources, Inc	6,227,464
182,000		Crescent Point Energy Corp	6,153,645
410,499	*	Denbury Resources, Inc	6,210,850
135,000		ENSCO International, Inc	5,741,261
42,361		Equitable Resources, Inc	1,804,579
308,905	*	Forest Oil Corp	6,045,271
151,289	*	Hercules Offshore, Inc	742,829
131,117	*	Nabors Industries Ltd	2,740,345
141,203		Noble Energy, Inc	9,313,749
423,854	*	Pride International, Inc	12,902,115
22,955		Range Resources Corp	1,133,059
90,774		Smith International, Inc	2,605,214

		TOTAL OIL AND GAS EXTRACTION	84,146,669

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 1.80%
176,161		Greif, Inc (Class A)	$9,697,663
272,321		International Paper Co	6,053,696
139,186		MeadWestvaco Corp	3,105,240
378,000		Temple-Inland, Inc	6,206,760

		TOTAL PAPER AND ALLIED PRODUCTS	25,063,359

PETROLEUM AND COAL PRODUCTS - 1.18%
56,252		Ashland, Inc	2,431,211
40,344		Hess Corp	2,156,790
152,298		Murphy Oil Corp	8,767,796
52,447		Walter Industries, Inc	3,149,967

		TOTAL PETROLEUM AND COAL PRODUCTS	16,505,764

PIPELINES, EXCEPT NATURAL GAS - 0.68%
504,298		Spectra Energy Corp	9,551,404

		TOTAL PIPELINES, EXCEPT NATURAL GAS	9,551,404

PRIMARY METAL INDUSTRIES - 0.56%
40,344		Precision Castparts Corp	4,109,843
22,088		Vallourec	3,742,940

		TOTAL PRIMARY METAL INDUSTRIES	7,852,783

PRINTING AND PUBLISHING - 0.92%
71,610		Dun & Bradstreet Corp	5,393,665
605,158		Pearson plc	7,456,603

		TOTAL PRINTING AND PUBLISHING	12,850,268

RAILROAD TRANSPORTATION - 0.33%
70,000		CSX Corp	2,930,200
38,000		Norfolk Southern Corp	1,638,180

		TOTAL RAILROAD TRANSPORTATION	4,568,380

REAL ESTATE - 0.20%
162,969	*	Forestar Real Estate Group, Inc	2,799,807

		TOTAL REAL ESTATE	2,799,807

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.09%
444,000	*	Goodyear Tire & Rubber Co	7,561,321
272,321		Newell Rubbermaid, Inc	4,272,716
327,794		SSL International plc	3,352,732

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	15,186,769

SECURITY AND COMMODITY BROKERS - 1.83%
187,599		Ameriprise Financial, Inc	6,815,472
61,166	*	Artio Global Investors, Inc	1,599,491
98,000		Charles Schwab Corp	1,876,700

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

11,095		CME Group, Inc	$3,419,368
90,749	*	Jefferies Group, Inc	2,471,095
302,579		Legg Mason, Inc	9,389,026

		TOTAL SECURITY AND COMMODITY BROKERS	25,571,152

TOBACCO PRODUCTS - 0.97%
182,000		Lorillard, Inc	13,522,600

		TOTAL TOBACCO PRODUCTS	13,522,600

TRANSPORTATION BY AIR - 1.55%
554,728	*	AMR Corp	4,410,088
398,468	*	Continental Airlines, Inc (Class B)	6,550,813
494,212	*	Delta Air Lines, Inc	4,428,140
266,911	*	easyJet plc	1,617,531
62,000		FedEx Corp	4,663,640

		TOTAL TRANSPORTATION BY AIR	21,670,212

TRANSPORTATION EQUIPMENT - 2.67%
138,178		Autoliv, Inc	4,642,781
121,032		Brunswick Corp	1,449,963
242,063	*	Ford Motor Co	1,745,274
88,756		Goodrich Corp	4,823,001
93,000		Harsco Corp	3,293,130
120,000	*	Navistar International Corp	4,490,400
116,997		Porsche AG.	9,202,400
423,610	*	Spirit Aerosystems Holdings, Inc (Class A)	7,650,397

		TOTAL TRANSPORTATION EQUIPMENT	37,297,346

TRANSPORTATION SERVICES - 0.14%
131,117		UTI Worldwide, Inc	1,898,574

		TOTAL TRANSPORTATION SERVICES	1,898,574

TRUCKING AND WAREHOUSING - 0.14%
50,430		Con-way, Inc	1,932,478

		TOTAL TRUCKING AND WAREHOUSING	1,932,478

WATER TRANSPORTATION - 0.30%
318,769	*	Eagle Bulk Shipping, Inc	1,635,285
115,000		Genco Shipping & Trading Ltd	2,389,700
188,653		Globus Maritime Ltd	185,420

		TOTAL WATER TRANSPORTATION	4,210,405

WHOLESALE TRADE-DURABLE GOODS - 0.35%
100,860	*	Arrow Electronics, Inc	2,839,209
65,559		BorgWarner, Inc	1,983,815

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,823,024

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.49%
128,092	*	Dean Foods Co	$2,278,757
133,000		Terra Industries, Inc	4,611,110

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,889,867

		TOTAL COMMON STOCKS	1,386,015,649

		(Cost $1,328,085,859)

		TOTAL PORTFOLIO - 99.38%	1,386,015,649
		(Cost $1,328,085,859)
		OTHER ASSETS AND LIABILITIES, NET - 0.62%	8,631,700

		NET ASSETS - 100.00%	$1,394,647,349

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing.
f	Restricted security.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.95%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.12%
604		Seaboard Corp	$785,212

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	785,212

AMUSEMENT AND RECREATION SERVICES - 1.01%
50,148	*	Bally Technologies, Inc	1,924,179
8,690		Dover Downs Gaming & Entertainment, Inc	49,533
199,835	*	Live Nation, Inc	1,636,649
90,300	*	Pinnacle Entertainment, Inc	920,157
84,609	*	Ticketmaster	989,079
78,906		World Wrestling Entertainment, Inc (Class A)	1,105,473

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,625,070

APPAREL AND ACCESSORY STORES - 2.75%
99,682		Bebe Stores, Inc	733,660
45,905	*	Carter’s, Inc	1,225,664
162,218		Cato Corp (Class A)	3,291,402
188,200	*	Charming Shoppes, Inc	924,062
77,322	*	Chico’s FAS, Inc	1,005,186
44,506	*	Citi Trends, Inc	1,267,086
21,506	*	Collective Brands, Inc	372,699
158,983	*	Dress Barn, Inc	2,850,565
74,472		Finish Line, Inc (Class A)	756,636
172,109	*	Hot Topic, Inc	1,289,096
51,447	*	J Crew Group, Inc	1,842,832
24,600	*	JOS A Bank Clothiers, Inc	1,101,342
101,219		Stage Stores, Inc	1,311,798

		TOTAL APPAREL AND ACCESSORY STORES	17,972,028

APPAREL AND OTHER TEXTILE PRODUCTS - 0.50%
116,139		Jones Apparel Group, Inc	2,082,372
245,178		Liz Claiborne, Inc	1,208,728

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,291,100

AUTO REPAIR, SERVICES AND PARKING - 0.55%
117,446	*	Dollar Thrifty Automotive Group, Inc	2,887,997
24,276	*	Wright Express Corp	716,385

		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,604,382

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
50,500		Asbury Automotive Group, Inc	640,340

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	640,340

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 12.29%
846,365	*	3Com Corp	$4,426,489
4,716	*	ACI Worldwide, Inc	71,353
146,516	*	Actuate Corp	846,862
105,275		Acxiom Corp	995,902
44,569		Administaff, Inc	1,170,828
106,160	*	AMN Healthcare Services, Inc	1,009,582
39,500	*	ArcSight, Inc	950,765
23,000	*	Ariba, Inc	266,800
307,374	*	Art Technology Group, Inc	1,186,464
104,000	*	Avis Budget Group, Inc	1,389,440
1,000	*	Blackboard, Inc	37,780
18,400	*	Bottomline Technologies, Inc	237,360
29,300	*	CACI International, Inc (Class A)	1,385,011
9,800	*	Capella Education Co	659,932
54,237	*	Changyou.com Ltd (ADR)	1,926,498
101,171	*	Ciber, Inc	404,684
63,511	*	Cogent, Inc	641,461
36,581	*	Commvault Systems, Inc	759,056
68,219		Compass Diversified Trust	714,253
59,435	*	CSG Systems International, Inc	951,554
65,155	*	Dice Holdings, Inc	427,417
25,973	*	Digital River, Inc	1,047,231
20,900	*	Dynamics Research Corp	272,118
138,378	*	DynCorp International, Inc (Class A)	2,490,804
281,783		Earthlink, Inc	2,369,795
3,400	*	Eclipsys Corp	65,620
61,362	*	FalconStor Software, Inc	304,969
28,700	*	Forrester Research, Inc	764,568
102,380	*	Gartner, Inc	1,870,483
106,279	*	Global Cash Access, Inc	776,899
62,177	*	Global Sources Ltd	427,156
51,196	*	Hackett Group, Inc	148,468
13,700		Heartland Payment Systems, Inc	198,787
25,846	*	i2 Technologies, Inc	414,570
32,800		iGate Corp	281,424
89,456	*	Informatica Corp	2,019,916
2,313	*	Integral Systems, Inc	15,960
22,300	*	Interactive Intelligence, Inc	426,153
9,091	*	inVentiv Health, Inc	152,092
33,970	*	Kenexa Corp	457,916
9,050	*	Keynote Systems, Inc	85,342
124,534	*	Lawson Software, Inc	777,092
20,400	*	Liquidity Services, Inc	210,528
76,600	*	Liveperson, Inc	386,064
16,300	*	Mantech International Corp (Class A)	768,708
833	*	Mastech Holdings, Inc	3,832
16,000	*	MicroStrategy, Inc (Class A)	1,144,640
48,429	*	ModusLink Global Solutions, Inc	391,791
220,200	*	MoneyGram International, Inc	691,428
117,896	*	MPS Group, Inc	1,240,266
19,631	*	NCI, Inc (Class A)	562,624
30,008	*	Ness Technologies, Inc	236,763

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

135,885	*	Netscout Systems, Inc	$1,835,806
15,100		NIC, Inc	134,239
72,324	*	On Assignment, Inc	423,095
78,600		Pegasystems, Inc	2,714,058
4,288	*	Perfect World Co Ltd (ADR)	206,253
7,123	*	Perficient, Inc	58,907
17,112	*	Perot Systems Corp (Class A)	508,226
37,600	*	Pervasive Software, Inc	186,120
66,304	*	Premiere Global Services, Inc	550,986
51,610	*	PROS Holdings, Inc	434,556
135,294	*	Quest Software, Inc	2,279,704
108,700	*	RealNetworks, Inc	404,364
160,254	*	Rent-A-Center, Inc	3,025,596
23,812	*	RightNow Technologies, Inc	343,845
167,934	*	S1 Corp	1,037,832
44,848	*	Saba Software, Inc	188,810
246,124	*	Sapient Corp	1,978,837
19,106	*	SolarWinds, Inc	420,905
95,036	*	SonicWALL, Inc	798,302
7,400	*	Sonus Networks, Inc	15,688
21,786	*	Spherion Corp	135,291
1,864	*	SPSS, Inc	93,107
43,560	*	StarTek, Inc	378,101
79,530	*	SYKES Enterprises, Inc	1,655,815
69,061	*	SYNNEX Corp	2,104,979
52,844		Take-Two Interactive Software, Inc	592,381
129,422	*	TeleTech Holdings, Inc	2,207,939
326,348	*	TIBCO Software, Inc	3,097,043
32,932	*	TrueBlue, Inc	463,353
1,255,507	*	Unisys Corp	3,352,204
104,416		United Online, Inc	839,505
247,497	*	Valueclick, Inc	3,264,485
33,728	*	VanceInfo Technologies, Inc (ADR)	655,672
17,352	*	Vasco Data Security International	128,752
17,480		Viad Corp	348,027
35,632	*	Virtusa Corp	338,148
88,879	*	Websense, Inc	1,493,167

		TOTAL BUSINESS SERVICES	80,157,596

CHEMICALS AND ALLIED PRODUCTS - 6.93%
35,068	*	Acorda Therapeutics, Inc	816,383
111,629	*	Adolor Corp	177,490
20,540	*	Alexion Pharmaceuticals, Inc	914,852
52,837	*	Allos Therapeutics, Inc	383,068
48,035	*	Alnylam Pharmaceuticals, Inc	1,089,434
21,600	*	AMAG Pharmaceuticals, Inc	943,488
7,781	*	Arqule, Inc	35,326
52,400	*	Auxilium Pharmaceuticals, Inc	1,792,604
120,700	*	AVANIR Pharmaceuticals, Inc	251,056
21,387	*	Cambrex Corp	134,738
19,300	*	Caraco Pharmaceutical Laboratories Ltd	98,237
40,000	*	Chelsea Therapeutics International, Inc	100,400

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

22,300	*	China-Biotics, Inc	$356,800
33,800	*	Cornerstone Therapeutics, Inc	221,390
22,942	*	Cubist Pharmaceuticals, Inc	463,428
46,476	*	Emergent Biosolutions, Inc	820,766
15,405	*	Enzon Pharmaceuticals, Inc	127,091
46,647	*	Facet Biotech Corp	806,527
70,579	*	Geron Corp	462,998
89,646	*	Halozyme Therapeutics, Inc	637,383
16,600	*	Hi-Tech Pharmacal Co, Inc	372,504
124,521	*	Human Genome Sciences, Inc	2,343,485
40,900	*	Idenix Pharmaceuticals, Inc	126,381
10,900	*	Idera Pharmaceuticals, Inc	80,769
137,691	*	Immucor, Inc	2,437,130
5,804	*	Immunogen, Inc	47,070
70,051		Innophos Holdings, Inc	1,295,944
66,263		Innospec, Inc	977,379
57,157	*	Inspire Pharmaceuticals, Inc	298,360
9,720		Inter Parfums, Inc	118,681
27,800	*	InterMune, Inc	442,854
25,744		Koppers Holdings, Inc	763,310
8,400	*	Landec Corp	53,760
31,600	*	Lannett Co, Inc	236,368
38,500	*	Ligand Pharmaceuticals, Inc (Class B)	88,935
38,654	*	MAP Pharmaceuticals, Inc	404,321
51,500		Medicis Pharmaceutical Corp (Class A)	1,099,525
4,653	*	Medivation, Inc	126,282
1,211		Meridian Bioscience, Inc	30,287
66,900	*	Micromet, Inc	445,554
44,500		Minerals Technologies, Inc	2,116,420
43,617	*	Neurocrine Biosciences, Inc	133,032
9,402		NewMarket Corp	874,762
71,000	*	Novavax, Inc	281,160
170,829	*	NPS Pharmaceuticals, Inc	686,733
68,650	*	Obagi Medical Products, Inc	796,340
9,187	*	OM Group, Inc	279,193
186,984	*	Omnova Solutions, Inc	1,211,656
72,805	*	Onyx Pharmaceuticals, Inc	2,181,966
59,046	*	Orexigen Therapeutics, Inc	581,603
91,800	*	OXiGENE, Inc	130,356
83,038	*	Par Pharmaceutical Cos, Inc	1,786,147
270,317		PDL BioPharma, Inc	2,130,098
1,761		PetMed Express, Inc	33,195
332,138	*	PolyOne Corp	2,215,360
48,800	*	Poniard Pharmaceuticals, Inc	365,024
18,436	*	Pozen, Inc	135,689
91,972	*	Prestige Brands Holdings, Inc	647,483
144,381	*	Questcor Pharmaceuticals, Inc	796,983
42,054	*	Revlon, Inc (Class A)	204,382
92,900	*	Santarus, Inc	305,641
96,200	*	Sciclone Pharmaceuticals, Inc	409,812
106,612	*	Solutia, Inc	1,234,567
57,900	*	Spectrum Pharmaceuticals, Inc	389,667

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

27,807		Stepan Co	$1,670,645
26,491	*	Sucampo Pharmaceuticals, Inc (Class A)	154,443
115,100	*	SuperGen, Inc	307,317
10,878	*	Theravance, Inc	159,254
52,512	*	Vanda Pharmaceuticals, Inc	611,240

		TOTAL CHEMICALS AND ALLIED PRODUCTS	45,252,526

COAL MINING - 0.02%
14,077	*	Westmoreland Coal Co	114,446

		TOTAL COAL MINING	114,446

COMMUNICATIONS - 1.98%
34,826		Adtran, Inc	854,978
121,685	*	Aruba Networks, Inc	1,075,695
39,725		Atlantic Tele-Network, Inc	2,122,110
99,100	*	Brightpoint, Inc	867,125
60,000	*	Centennial Communications Corp	478,800
402,125	*	Cincinnati Bell, Inc	1,407,438
1	*	FiberTower Corp	1
68,735	*	Global Crossing Ltd	982,911
63,028	*	j2 Global Communications, Inc	1,450,274
56,600	*	Lodgenet Entertainment Corp	427,330
57,467	*	Mediacom Communications Corp (Class A)	331,010
9,000	*	Neutral Tandem, Inc	204,840
37,254	*	Novatel Wireless, Inc	423,205
183,968	*	PAETEC Holding Corp	711,956
8,464	*	TeleCommunication Systems, Inc (Class A)	70,759
99,119		USA Mobility, Inc	1,276,653
52,340	*	Virgin Mobile USA, Inc (Class A)	261,700

		TOTAL COMMUNICATIONS	12,946,785

DEPOSITORY INSTITUTIONS - 6.42%
20,000		1st Source Corp	326,000
7,194		Ameris Bancorp	51,436
13,802		Bancfirst Corp	509,708
18,365		Banco Latinoamericano de Exportaciones S.A. (Class E)	261,150
12,616		Banner Corp	34,442
1,621	*	Beneficial Mutual Bancorp, Inc	14,800
33,800		Berkshire Hills Bancorp, Inc	741,572
106,300		Boston Private Financial Holdings, Inc	692,013
78,460		Brookline Bancorp, Inc	762,631
63,993		Central Pacific Financial Corp	161,262
10,700		Century Bancorp, Inc	232,190
251,852	*	Citizens Republic Bancorp, Inc	191,408
142,618		Community Bank System, Inc	2,605,631
80,656		CVB Financial Corp	612,179
76,700		Dime Community Bancshares	876,681
114,132		East West Bancorp, Inc	947,296
3,780		First Bancorp	68,229
18,500		First Defiance Financial Corp	275,835
65,029		First Financial Bancorp	783,599
11,340		First Financial Bankshares, Inc	560,876

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,565		First Financial Holdings, Inc	$168,723
26,400		First Merchants Corp	184,008
61,910		First Niagara Financial Group, Inc	763,350
46,777		FirstMerit Corp	890,166
46,600	*	Flagstar Bancorp, Inc	47,998
8,300		Flushing Financial Corp	94,620
2		Fulton Financial Corp	15
24,757		Hancock Holding Co	930,120
11,743		Harleysville National Corp	62,590
10,211		Independent Bank Corp	225,969
91,746		International Bancshares Corp	1,496,377
28,770		Lakeland Bancorp, Inc	215,775
5,500		Lakeland Financial Corp	113,575
35,371		MainSource Financial Group, Inc	240,523
33,500		Nara Bancorp, Inc	232,825
151,198		National Penn Bancshares, Inc	923,820
52,050		NBT Bancorp, Inc	1,173,207
119,309	*	Net 1 UEPS Technologies, Inc	2,500,717
52,228		NewAlliance Bancshares, Inc	558,840
12,983		Northwest Bancorp, Inc	296,532
37,500		Pacific Capital Bancorp	54,000
108,293		Prosperity Bancshares, Inc	3,767,514
81,118		Provident Financial Services, Inc	834,704
10,252		Provident New York Bancorp	97,907
28,900		Qc Holdings, Inc	195,075
3,814		Renasant Corp	56,638
18,618		Republic Bancorp, Inc (Class A)	371,615
10,579		S.Y. Bancorp, Inc	244,269
16,129		SCBT Financial Corp	453,225
32,316	*	Signature Bank	937,164
31,643		Simmons First National Corp (Class A)	911,635
62,435		South Financial Group, Inc	91,779
7,565		Southside Bancshares, Inc	170,364
22,264		Southwest Bancorp, Inc	312,587
54,946		Sterling Bancorp	396,710
52,199		Sterling Financial Corp	104,398
13,648		Suffolk Bancorp	404,117
77,703	*	Sun Bancorp, Inc	410,272
175,021		Susquehanna Bancshares, Inc	1,030,874
30,500	*	The Bancorp, Inc	174,460
9,192		Tompkins Trustco, Inc	401,690
30,100		Trico Bancshares	493,640
136,874		Trustco Bank Corp NY	855,463
10,696		Trustmark Corp	203,759
72,767		UMB Financial Corp	2,942,697
58,453		Umpqua Holdings Corp	619,602
10,000		Union Bankshares Corp	124,500
9,808		United Community Banks, Inc	49,039
44,108		United Financial Bancorp, Inc	510,771
6,100		Washington Trust Bancorp, Inc	106,872
15,300		WesBanco, Inc	236,538
45,780		Westfield Financial, Inc	387,757

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

74,748		Wilshire Bancorp, Inc	$548,650
55,527		Wintrust Financial Corp	1,552,535

		TOTAL DEPOSITORY INSTITUTIONS	41,881,508

EATING AND DRINKING PLACES - 1.64%
34,950	*	AFC Enterprises	294,279
41,284		Bob Evans Farms, Inc	1,199,713
56,300	*	California Pizza Kitchen, Inc	879,406
135,300	*	Cheesecake Factory	2,505,756
61,071		CKE Restaurants, Inc	640,635
219,203	*	Denny’s Corp	583,080
23,477		O’Charleys, Inc	219,979
45,728	*	Papa John’s International, Inc	1,123,537
96,663	*	PF Chang’s China Bistro, Inc	3,283,642

		TOTAL EATING AND DRINKING PLACES	10,730,027

EDUCATIONAL SERVICES - 0.37%
19,097	*	American Public Education, Inc	663,430
93,551	*	Corinthian Colleges, Inc	1,736,307
5	*	Lincoln Educational Services Corp	114

		TOTAL EDUCATIONAL SERVICES	2,399,851

ELECTRIC, GAS, AND SANITARY SERVICES - 3.65%
124,539		Avista Corp	2,518,179
22,230		California Water Service Group	865,636
15,020		Chesapeake Utilities Corp	465,470
18,244	*	Clean Harbors, Inc	1,026,407
64,319	*	El Paso Electric Co	1,136,517
2,269		Empire District Electric Co	41,046
15,900	*	Heritage-Crystal Clean, Inc	202,725
37,930		Idacorp, Inc	1,092,005
89,130		Laclede Group, Inc	2,866,421
5,300		MGE Energy, Inc	193,344
55,130		New Jersey Resources Corp	2,001,770
53,930		Nicor, Inc	1,973,299
27,830		NorthWestern Corp	679,887
82,400		PNM Resources, Inc	962,432
32,800		South Jersey Industries, Inc	1,157,840
81,561		Southwest Gas Corp	2,086,330
62,203		UIL Holdings Corp	1,641,537
6,300	*	Waste Services, Inc	29,106
87,964		WGL Holdings, Inc	2,915,127

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	23,855,078

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.84%
17,737	*	A123 Systems, Inc	378,153
50,000	*	ADC Telecommunications, Inc	417,000
136,510	*	Applied Micro Circuits Corp	1,363,735
13,166		Applied Signal Technology, Inc	306,373
241,676	*	Arris Group, Inc	3,144,204
24,800	*	Atheros Communications, Inc	657,944
24,400	*	AZZ, Inc	980,148

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

170,825	*	Benchmark Electronics, Inc	$3,074,849
87,500	*	BigBand Networks, Inc	350,875
19,266	*	Ceradyne, Inc	353,146
10,057	*	Checkpoint Systems, Inc	165,337
73,398		CTS Corp	682,601
25,540		Cubic Corp	1,008,064
43,800	*	DDi Corp	186,150
30,000	*	Diodes, Inc	542,700
147,863	*	EnerSys	3,270,729
70,180	*	Exar Corp	515,823
253,644	*	Exide Technologies	2,021,543
56,600	*	GSI Technology, Inc	225,834
156,300	*	GT Solar International, Inc	908,103
197,681	*	Harris Stratex Networks, Inc (Class A)	1,383,767
20,469	*	Hittite Microwave Corp	752,850
44,050	*	InterDigital, Inc	1,020,198
28,500		IXYS Corp	242,535
294,426	*	Lattice Semiconductor Corp	662,459
54,700	*	MEMSIC, Inc	205,125
48,365		Methode Electronics, Inc	419,325
103,209	*	Microtune, Inc	187,840
14,946	*	MIPS Technologies, Inc	56,346
20,000	*	Monolithic Power Systems, Inc	469,000
59,645	*	Multi-Fineline Electronix, Inc	1,712,408
8,933		National Presto Industries, Inc	772,794
17,544	*	Omnivision Technologies, Inc	285,616
257,358	*	Openwave Systems, Inc	669,131
43,041	*	Oplink Communications, Inc	624,955
53,079	*	OSI Systems, Inc	970,815
66,910	*	Pericom Semiconductor Corp	656,387
96,248	*	Photronics, Inc	456,216
91,300		Plantronics, Inc	2,447,752
41,048	*	Plexus Corp	1,081,204
63,555	*	Polycom, Inc	1,700,096
26,594	*	Powell Industries, Inc	1,020,944
13,900		Raven Industries, Inc	371,547
29,711		Regal-Beloit Corp	1,358,090
260,706	*	RF Micro Devices, Inc	1,415,634
72,353	*	Seachange International, Inc	542,648
63,590	*	Semtech Corp	1,081,666
191,289	*	Silicon Storage Technology, Inc	462,919
121,950	*	Skyworks Solutions, Inc	1,614,618
52,556	*	Starent Networks Corp	1,335,974
12,549	*	Stoneridge, Inc	88,847
95,278	*	Symmetricom, Inc	493,540
56,585	*	Synaptics, Inc	1,425,942
63,678	*	Tekelec	1,046,230
87,412	*	Tessera Technologies, Inc	2,437,921
68,600	*	Trident Microsystems, Inc	177,674
49,436	*	Triquint Semiconductor, Inc	381,646
80,507	*	TTM Technologies, Inc	923,415
22,332	*	Universal Electronics, Inc	456,019

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

77,600	*	Utstarcom, Inc	$162,184
73,539	*	Volterra Semiconductor Corp	1,350,911
41,664	*	White Electronic Designs Corp	192,488
179,834	*	Zoran Corp	2,071,688

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	57,742,675

ENGINEERING AND MANAGEMENT SERVICES - 2.52%
16,000	*	Affymax, Inc	382,240
165,134	*	Ariad Pharmaceuticals, Inc	366,597
39,037	*	Celera Corp	243,201
74,131	*	Exelixis, Inc	472,956
31,929	*	Exponent, Inc	899,440
3,200	*	Furmanite Corp	13,792
8,841	*	Incyte Corp	59,677
40,900	*	Infinity Pharmaceuticals, Inc	254,807
149,300	*	Insmed, Inc	122,426
85,723	*	Isis Pharmaceuticals, Inc	1,248,984
7,073	*	Luminex Corp	120,241
28,496		MAXIMUS, Inc	1,327,913
83,246	*	Maxygen, Inc	556,916
35,500		MedQuist, Inc	225,780
26,032	*	Michael Baker Corp	946,003
45,772	*	Regeneron Pharmaceuticals, Inc	883,400
71,029	*	Repligen Corp	355,855
69,808	*	Savient Pharmaceuticals, Inc	1,061,082
88,257	*	Seattle Genetics, Inc	1,238,246
48,627	*	Tetra Tech, Inc	1,290,074
10,570		VSE Corp	412,336
90,713		Watson Wyatt & Co Holdings (Class A)	3,951,457

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	16,433,423

FABRICATED METAL PRODUCTS - 1.25%
79,582	*	Bway Holding Co	1,473,063
75,314	*	Chart Industries, Inc	1,626,029
77,735		CIRCOR International, Inc	2,196,792
14,800	*	Hawk Corp	203,056
15,462		Silgan Holdings, Inc	815,311
143,481		Sturm Ruger & Co, Inc	1,856,644

		TOTAL FABRICATED METAL PRODUCTS	8,170,895

FISHING, HUNTING, AND TRAPPING - 0.05%
36,681	*	HQ Sustainable Maritime Industries, Inc	322,793

		TOTAL FISHING, HUNTING, AND TRAPPING	322,793

FOOD AND KINDRED PRODUCTS - 0.98%
26,175	*	Central Garden and Pet Co (Class A)	286,093
7,430		Coca-Cola Bottling Co Consolidated	359,835
6,396	*	Darling International, Inc	47,011
10,839		Imperial Sugar Co	137,439
28,417		J&J Snack Foods Corp	1,227,330
40,600		Lancaster Colony Corp	2,081,561
16,400		Lance, Inc	423,448

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

36,800	*	Matrixx Initiatives, Inc	$209,024
16,911	*	National Beverage Corp	194,646
38,580	*	Peet’s Coffee & Tea, Inc	1,089,113
8,700		Sanderson Farms, Inc	327,468

		TOTAL FOOD AND KINDRED PRODUCTS	6,382,968

FOOD STORES - 0.71%
62,797	*	Great Atlantic & Pacific Tea Co, Inc	559,521
7,143		Ingles Markets, Inc (Class A)	113,074
75,721	*	Pantry, Inc	1,187,305
8,461		Village Super Market (Class A)	249,346
45,532		Weis Markets, Inc	1,454,748
79,611	*	Winn-Dixie Stores, Inc	1,044,496

		TOTAL FOOD STORES	4,608,490

FURNITURE AND FIXTURES - 0.16%
30,627		Kimball International, Inc (Class B)	233,684
25,100		La-Z-Boy, Inc	217,115
32,000	*	Tempur-Pedic International, Inc	606,080

		TOTAL FURNITURE AND FIXTURES	1,056,879

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
170,210	*	Pier 1 Imports, Inc	658,713

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	658,713

GENERAL BUILDING CONTRACTORS - 0.59%
12,000		Brookfield Homes Corp	80,160
71,310	*	Hovnanian Enterprises, Inc (Class A)	273,830
35,200	*	M/I Homes, Inc	478,368
30,000	*	Meritage Homes Corp	609,000
40,723	*	Perini Corp	867,400
44,409		Ryland Group, Inc	935,698
165,300	*	Standard-Pacific Corp	609,957

		TOTAL GENERAL BUILDING CONTRACTORS	3,854,413

GENERAL MERCHANDISE STORES - 0.71%
179,895	*	99 Cents Only Stores	2,419,587
25,766		Casey’s General Stores, Inc	808,537
22,411	*	Conn’s, Inc	253,020
53,768		Fred’s, Inc (Class A)	684,467
87,577	*	Retail Ventures, Inc	461,531

		TOTAL GENERAL MERCHANDISE STORES	4,627,142

HEALTH SERVICES - 0.96%
42,000	*	Amedisys, Inc	1,832,459
16,400		America Service Group, Inc	271,256
54,716	*	China Sky One Medical, Inc	721,704
79,100	*	Continucare Corp	238,882
78,147	*	CryoLife, Inc	622,832
16,700	*	Genomic Health, Inc	365,062
1,026	*	Genoptix, Inc	35,684

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

122,084	*	Immunomedics, Inc	$673,904
38,965	*	Nighthawk Radiology Holdings, Inc	281,717
65,687	*	Odyssey HealthCare, Inc	821,088
17,369	*	RehabCare Group, Inc	376,734

		TOTAL HEALTH SERVICES	6,241,322

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.47%
21,093		Granite Construction, Inc	652,617
25,240	*	LB Foster Co (Class A)	771,839
103,343	*	Matrix Service Co	1,123,339
30,100	*	Sterling Construction Co, Inc	539,091

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,086,886

HOLDING AND OTHER INVESTMENT OFFICES - 6.42%
60,549		Agree Realty Corp	1,388,389
132,407		Allied Capital Corp	406,489
157,900		Anthracite Capital, Inc	165,795
85,300		Anworth Mortgage Asset Corp	672,164
216,902		Ashford Hospitality Trust, Inc	750,481
72,385		Associated Estates Realty Corp	696,344
76,400		Capstead Mortgage Corp	1,062,724
165,920		CBL & Associates Properties, Inc	1,609,424
65,928		Colonial Properties Trust	641,479
35,800		Danvers Bancorp, Inc	486,522
124,849		Education Realty Trust, Inc	740,355
32,500		Equity Lifestyle Properties, Inc	1,390,675
103,041		FelCor Lodging Trust, Inc	466,776
87,200		First Industrial Realty Trust, Inc	457,800
17,700		First Potomac Realty Trust	204,612
50,288		Getty Realty Corp	1,234,068
22,000		Gladstone Commercial Corp	300,960
267,620		Glimcher Realty Trust	982,165
74,725	*	Gramercy Capital Corp	181,582
15,863		Hersha Hospitality Trust	49,175
22,092		Highwoods Properties, Inc	694,793
31,111		Investors Real Estate Trust	281,243
20,400		Kilroy Realty Corp	565,896
7,152		Kite Realty Group Trust	29,824
45,000		LaSalle Hotel Properties	884,700
172,500		Lexington Corporate Properties Trust	879,750
101,295		LTC Properties, Inc	2,435,131
513,354		MFA Mortgage Investments, Inc	4,086,297
16,000		Mid-America Apartment Communities, Inc	722,080
52,701		Mission West Properties, Inc	354,678
16,351		National Health Investors, Inc	517,509
38,593		National Retail Properties, Inc	828,592
169,084		NorthStar Realty Finance Corp	593,485
33,100		Omega Healthcare Investors, Inc	530,262
73,682		Parkway Properties, Inc	1,451,535
28,777		Potlatch Corp	818,706
97,024		Prospect Capital Corp	1,039,127
60,911		PS Business Parks, Inc	3,125,952

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

200,275		Redwood Trust, Inc	$3,104,262
47,180		Resource Capital Corp	256,659
8,870		Saul Centers, Inc	284,727
551		Sun Communities, Inc	11,858
328,630		Sunstone Hotel Investors, Inc	2,333,273
11,952		Tanger Factory Outlet Centers, Inc	446,288
51,869		Urstadt Biddle Properties, Inc (Class A)	756,769
158,222		U-Store-It Trust	988,888

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	41,910,263

HOTELS AND OTHER LODGING PLACES - 0.03%
132,000	*,m	Wynn Macau Ltd	171,684

		TOTAL HOTELS AND OTHER LODGING PLACES	171,684

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.51%
12,834		Alamo Group, Inc	202,777
128,596	*	Allis-Chalmers Energy, Inc	560,679
2,599	*	Altra Holdings, Inc	29,083
42,648		Ampco-Pittsburgh Corp	1,134,010
10,500	*	Bolt Technology Corp	131,985
92,578		Briggs & Stratton Corp	1,796,938
213,725	*	Cirrus Logic, Inc	1,188,311
70,477	*	Colfax Corp	749,171
44,989	*	Columbus McKinnon Corp	681,583
109,254	*	Cray, Inc	910,086
8,376	*	Dril-Quip, Inc	415,785
115,172	*	Emulex Corp	1,185,120
52,274	*	ENGlobal Corp	215,369
101,864	*	EnPro Industries, Inc	2,328,610
279,173	*	Entegris, Inc	1,381,906
242,337	*	Extreme Networks, Inc	678,544
25,500		John Bean Technologies Corp	463,335
18,239	*	Kadant, Inc	221,239
29,356	*	Micros Systems, Inc	886,258
8,424		Nacco Industries, Inc (Class A)	506,030
12,168	*	Netgear, Inc	223,283
58,913	*	Palm, Inc	1,026,854
351,300	*	Quantum Corp	442,638
74,280	*	Riverbed Technology, Inc	1,631,189
23,501		Robbins & Myers, Inc	551,803
73,181		Sauer-Danfoss, Inc	561,298
74,186	*	Sigma Designs, Inc	1,077,923
38,809		Standex International Corp	769,582
57,625	*	Super Micro Computer, Inc	487,508
16,997		Tennant Co	493,933

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	22,932,830

INSTRUMENTS AND RELATED PRODUCTS - 5.19%
8,200	*	Accuray, Inc	53,300
132,000	*	Affymetrix, Inc	1,158,960
15,700	*	Align Technology, Inc	223,254
51,700	*	American Medical Systems Holdings, Inc	874,764

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,300		American Science & Engineering, Inc	$768,852
119,900	*	Bruker BioSciences Corp	1,279,333
85,974	*	Cantel Medical Corp	1,294,768
1,209	*	Coherent, Inc	28,194
1,866	*	Conmed Corp	35,771
42,570	*	Cyberonics, Inc	678,566
5,905	*	Cynosure, Inc (Class A)	68,793
65,085	*	Depomed, Inc	284,421
9,814	*	Dionex Corp	637,616
34,060	*	DXP Enterprises, Inc	379,769
498,420		Eastman Kodak Co	2,382,448
100,000	*	ev3, Inc	1,231,000
83,322	*	Fossil, Inc	2,370,511
27,200	*	Haemonetics Corp	1,526,464
65,431	*	Hanger Orthopedic Group, Inc	907,528
9,273	*	ICU Medical, Inc	341,803
58,739	*	I-Flow Corp	669,037
105,664		Invacare Corp	2,354,194
8,300	*	IRIS International, Inc	93,790
61,400	*	ISTA Pharmaceuticals, Inc	273,844
42,932	*	Kensey Nash Corp	1,242,881
53,779	*	Kopin Corp	258,139
12,400	*	LaBarge, Inc	139,500
14,456	*	Masimo Corp	378,747
58,401	*	Merit Medical Systems, Inc	1,012,089
48,679		MTS Systems Corp	1,421,914
29,586	*	Orthofix International NV	869,533
149,700	*	RAE Systems, Inc	164,670
42,975	*	SonoSite, Inc	1,137,119
124,994		STERIS Corp	3,806,067
1,000	*	Symmetry Medical, Inc	10,370
24,345	*	Synovis Life Technologies, Inc	335,961
8,860	*	Teledyne Technologies, Inc	318,871
25,890	*	Thoratec Corp	783,690
22,959	*	Varian, Inc	1,172,287
39,219	*	Veeco Instruments, Inc	914,587
3,352	*	Zygo Corp	22,727

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	33,906,132

INSURANCE AGENTS, BROKERS AND SERVICE - 0.08%
115,847	*	Crawford & Co (Class B)	510,885

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	510,885

INSURANCE CARRIERS - 3.62%
486,549		Ambac Financial Group, Inc	817,402
2,800	*	American Safety Insurance Holdings Ltd	44,240
41,120	*	Amerisafe, Inc	709,320
80,737	*	Argo Group International Holdings Ltd	2,719,223
33,292		Aspen Insurance Holdings Ltd	881,239
47,026		Assured Guaranty Ltd	913,245
47,500	*	Catalyst Health Solutions, Inc	1,384,625
26,782	*	Centene Corp	507,251

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

73,891	*	CNA Surety Corp	$1,197,034
120,000	*	Conseco, Inc	631,200
6,900		FBL Financial Group, Inc (Class A)	134,067
51,387	*	Hallmark Financial Services	413,665
2,798	*	Healthspring, Inc	34,276
11,360		Horace Mann Educators Corp	158,699
33,400		Maiden Holdings Ltd	242,818
32,076		Max Re Capital Ltd	685,464
203,975		Meadowbrook Insurance Group, Inc	1,509,415
103,900	*	Metropolitan Health Networks, Inc	226,502
231,100	*	MGIC Investment Corp	1,712,451
109,293	*	Molina Healthcare, Inc	2,261,272
2,300		National Interstate Corp	40,250
50,519	*	PMA Capital Corp (Class A)	287,453
156,100		PMI Group, Inc	663,425
620	*	ProAssurance Corp	32,358
70,009		Radian Group, Inc	740,695
45,000	*	SeaBright Insurance Holdings, Inc	513,900
7,635		State Auto Financial Corp	136,896
47,000		Tower Group, Inc	1,146,330
57,957	*	Triple-S Management Corp (Class B)	971,939
112,286	*	Universal American Financial Corp	1,057,734
33,950		Validus Holdings Ltd	875,910

		TOTAL INSURANCE CARRIERS	23,650,298

LEATHER AND LEATHER PRODUCTS - 0.54%
130,297	*	Timberland Co (Class A)	1,813,734
68,058		Wolverine World Wide, Inc	1,690,561

		TOTAL LEATHER AND LEATHER PRODUCTS	3,504,295

LEGAL SERVICES - 0.12%
15,106	*	Pre-Paid Legal Services, Inc	767,385

		TOTAL LEGAL SERVICES	767,385

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.48%
67,810	*	Emergency Medical Services Corp (Class A)	3,153,165

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,153,165

METAL MINING - 0.19%
34,029	*	Coeur d’Alene Mines Corp	697,595
53,700	*	Hecla Mining Co	235,743
20,167	*	Rosetta Resources, Inc	296,253

		TOTAL METAL MINING	1,229,591

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
26,606		Blyth, Inc	1,030,450
20,412	*	Jakks Pacific, Inc	292,300

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,322,750

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS RETAIL - 1.85%
110,897	*	1-800-FLOWERS.COM, Inc (Class A)	$382,595
41,600	*	ALLION HEALTHCARE, Inc	243,360
27,100		Books-A-Million, Inc	326,284
255,886	*	Borders Group, Inc	795,805
48,637		Cash America International, Inc	1,466,892
8,432	*	CKX, Inc	56,579
43,835	*	Coldwater Creek, Inc	359,447
119,453	*	Ezcorp, Inc (Class A)	1,631,728
108,300	*	HSN, Inc	1,763,124
70,322	*	Jo-Ann Stores, Inc	1,886,739
21,000	*	Kirkland’s, Inc	299,250
31,535	*	PC Connection, Inc	171,550
43,666		Systemax, Inc	529,669
38,677		World Fuel Services Corp	1,859,203
41,900	*	Zale Corp	299,585

		TOTAL MISCELLANEOUS RETAIL	12,071,810

MOTION PICTURES - 0.20%
26,800	*	Carmike Cinemas, Inc	270,948
53,085		Cinemark Holdings, Inc	549,961
30,303		National CineMedia, Inc	514,242

		TOTAL MOTION PICTURES	1,335,151

NONDEPOSITORY INSTITUTIONS - 1.64%
112,015		Advance America Cash Advance Centers, Inc	627,284
369,788		Apollo Investment Corp	3,531,474
88,315		Ares Capital Corp	973,231
7,254		BlackRock Kelso Capital Corp	53,825
231,163	*	Boise, Inc	1,220,541
9,507	*	Doral Financial Corp	35,176
25,600		Kohlberg Capital Corp	154,368
7,291		NGP Capital Resources Co	52,933
31,260	*	Ocwen Financial Corp	353,863
82,215	*	PHH Corp	1,631,146
82,500	*	World Acceptance Corp	2,079,825

		TOTAL NONDEPOSITORY INSTITUTIONS	10,713,666

OIL AND GAS EXTRACTION - 3.14%
24,207	*	Approach Resources, Inc	219,800
25,200	*	Arena Resources, Inc	894,600
39,774	*	Basic Energy Services, Inc	337,681
30,000		Berry Petroleum Co (Class A)	803,400
39,503	*	Bill Barrett Corp	1,295,303
213,783	*	Cal Dive International, Inc	2,114,314
21,438	*	Clayton Williams Energy, Inc	645,713
158,406	*	Complete Production Services, Inc	1,789,988
9,900	*	Contango Oil & Gas Co	505,494
37,371	*	Dawson Geophysical Co	1,023,218
290,902	*	Endeavour International Corp	351,991
18,000	*	Georesources, Inc	198,900
4,500	*	Gulfport Energy Corp	39,330
46,100	*	Hercules Offshore, Inc	226,351
169,917	*	McMoRan Exploration Co	1,282,873

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,900		Panhandle Oil and Gas, Inc (Class A)	$296,904
33,523	*	Parker Drilling Co	183,036
53,501		Penn Virginia Corp	1,225,708
34,900	*	Petroleum Development Corp	651,234
108,059	*	Pioneer Drilling Co	793,153
35,047	*	Stone Energy Corp	571,617
42,200	*	TGC Industries, Inc	204,670
23,676	*	Union Drilling, Inc	180,885
192,344		Vaalco Energy, Inc	884,782
65,599	*	Venoco, Inc	755,044
198,144	*	Willbros Group, Inc	3,017,733

		TOTAL OIL AND GAS EXTRACTION	20,493,722

PAPER AND ALLIED PRODUCTS - 1.38%
98,055	*	Buckeye Technologies, Inc	1,052,130
45,700	*	Domtar Corporation	1,609,554
151,234		Glatfelter	1,736,166
45,523		Rock-Tenn Co (Class A)	2,144,589
45,081		Schweitzer-Mauduit International, Inc	2,450,603

		TOTAL PAPER AND ALLIED PRODUCTS	8,993,042

PERSONAL SERVICES - 0.14%
25,500	*	Steiner Leisure Ltd	911,880

		TOTAL PERSONAL SERVICES	911,880

PETROLEUM AND COAL PRODUCTS - 0.41%
111,443	*	CVR Energy, Inc	1,386,351
34,900		Delek US Holdings, Inc	299,093
114,769	*	Gran Tierra Energy, Inc	477,439
79,900	*	Western Refining, Inc	515,355

		TOTAL PETROLEUM AND COAL PRODUCTS	2,678,238

PRIMARY METAL INDUSTRIES - 1.41%
108,659		Belden CDT, Inc	2,510,023
74,980		Encore Wire Corp	1,675,053
12,667		Gibraltar Industries, Inc	168,091
29,962	*	Haynes International, Inc	953,391
5,037	*	Horsehead Holding Corp	59,034
104,935		Mueller Industries, Inc	2,504,798
32,064		Tredegar Corp	464,928
62,300		Worthington Industries, Inc	865,970

		TOTAL PRIMARY METAL INDUSTRIES	9,201,288

PRINTING AND PUBLISHING - 0.61%
127,006		EW Scripps Co (Class A)	952,545
84,433		Journal Communications, Inc (Class A)	310,713
55,292		Scholastic Corp	1,345,808
65,925		Standard Register Co	387,639
56,700	*	Valassis Communications, Inc	1,013,796

		TOTAL PRINTING AND PUBLISHING	4,010,501

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.16%
49,937		DuPont Fabros Technology, Inc	$665,661
38,512	*	LoopNet, Inc	348,148
1		Stewart Enterprises, Inc (Class A)	5

		TOTAL REAL ESTATE	1,013,814

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.86%
83,036		A. Schulman, Inc	1,654,907
18,000		Cooper Tire & Rubber Co	316,440
13,350	*	Deckers Outdoor Corp	1,132,748
9,900		Spartech Corp	106,623
60,900		Tupperware Corp	2,431,128

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,641,846

SECURITY AND COMMODITY BROKERS - 1.52%
47,864		Duff & Phelps Corp	917,074
1,093,347	*	E*Trade Financial Corp	1,913,357
10,900		Evercore Partners, Inc (Class A)	318,498
9,900		Fifth Street Finance Corp	108,207
19,700		GAMCO Investors, Inc (Class A)	900,290
139,300	*	Knight Capital Group, Inc (Class A)	3,029,776
9,000		Oppenheimer Holdings, Inc	219,150
16,450	*	Stifel Financial Corp	903,105
111,913		SWS Group, Inc	1,611,547

		TOTAL SECURITY AND COMMODITY BROKERS	9,921,004

SOCIAL SERVICES - 0.01%
2,613	*	Res-Care, Inc	37,131

		TOTAL SOCIAL SERVICES	37,131

SPECIAL TRADE CONTRACTORS - 1.52%
108,235	*	AsiaInfo Holdings, Inc	2,161,453
162,022		Comfort Systems USA, Inc	1,877,835
163,941	*	Dycom Industries, Inc	2,016,474
153,070	*	EMCOR Group, Inc	3,875,733

		TOTAL SPECIAL TRADE CONTRACTORS	9,931,495

STONE, CLAY, AND GLASS PRODUCTS - 0.33%
73,000		Apogee Enterprises, Inc	1,096,460
19,900		CARBO Ceramics, Inc	1,025,845

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,122,305

TOBACCO PRODUCTS - 0.17%
25,900		Universal Corp	1,083,138

		TOTAL TOBACCO PRODUCTS	1,083,138

TRANSPORTATION BY AIR - 1.14%
117,200	*	Air Transport Services Group, Inc	405,512
55,174	*	Alaska Air Group, Inc	1,478,111
52,830	*	Allegiant Travel Co	2,012,295
289,772	*	Hawaiian Holdings, Inc	2,393,516

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,020	*	PHI, Inc	$20,686
69,517		Skywest, Inc	1,152,592

		TOTAL TRANSPORTATION BY AIR	7,462,712

TRANSPORTATION EQUIPMENT - 3.14%
17,846		A.O. Smith Corp	679,933
19,900		American Railcar Industries, Inc	211,139
379,568		ArvinMeritor, Inc	2,968,222
66,786	*	ATC Technology Corp	1,319,691
113,192		Brunswick Corp	1,356,040
106,638	*	Cogo Group, Inc	652,625
167,328	*	Dana Holding Corp	1,139,504
32,861		Ducommun, Inc	621,402
314,252	*	Force Protection, Inc	1,715,816
39,948	*	GenCorp, Inc	214,121
36,000		Group 1 Automotive, Inc	966,600
11,468		Heico Corp	497,252
48,784		Kaman Corp	1,072,272
14,200	*	LMI Aerospace, Inc	142,426
212,736	*	Orbital Sciences Corp	3,184,657
147,341		Spartan Motors, Inc	757,333
62,200	*	Tenneco, Inc	811,088
45,385		Triumph Group, Inc	2,178,026

		TOTAL TRANSPORTATION EQUIPMENT	20,488,147

TRANSPORTATION SERVICES - 0.21%
16,749	*	Dynamex, Inc	273,511
42,877	*	Hub Group, Inc (Class A)	979,740
15,367	*	Orbitz Worldwide, Inc	94,968

		TOTAL TRANSPORTATION SERVICES	1,348,219

TRUCKING AND WAREHOUSING - 0.58%
41,400		Heartland Express, Inc	596,160
50,129	*	Marten Transport Ltd	855,201
58,629	*	Saia, Inc	942,754
16,900	*	USA Truck, Inc	214,630
64,300		Werner Enterprises, Inc	1,197,909

		TOTAL TRUCKING AND WAREHOUSING	3,806,654

WATER TRANSPORTATION - 0.20%
23,759	*	American Commercial Lines, Inc	691,862
14,500		Genco Shipping & Trading Ltd	301,310
8,632		International Shipholding Corp	265,952
12,900	*	Ultrapetrol Bahamas Ltd	63,468

		TOTAL WATER TRANSPORTATION	1,322,592

WHOLESALE TRADE-DURABLE GOODS - 1.94%
48,019		Applied Industrial Technologies, Inc	1,016,082
17,052	*	Beacon Roofing Supply, Inc	272,491
79,184		Castle (A.M.) & Co	787,089
7,205	*	Chindex International, Inc	90,639

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

17,575	*	Emdeon, Inc	$284,715
36,549		Houston Wire & Cable Co	403,866
72,436	*	Insight Enterprises, Inc	884,444
58,275		Knight Transportation, Inc	977,855
28,526	*	MWI Veterinary Supply, Inc	1,139,614
58,236		Owens & Minor, Inc	2,635,179
154,416	*	PSS World Medical, Inc	3,370,901
20,000		Solera Holdings, Inc	622,200
11,169	*	Tyler Technologies, Inc	190,878

		TOTAL WHOLESALE TRADE-DURABLE GOODS	12,675,953

WHOLESALE TRADE-NONDURABLE GOODS - 1.34%
32,147		Aceto Corp	212,170
23,036		Andersons, Inc	810,867
60,300	*	BioScrip, Inc	407,628
20,834	*	Core-Mark Holding Co, Inc	595,852
53,127	*	LSB Industries, Inc	827,187
71,318		Nu Skin Enterprises, Inc (Class A)	1,321,523
12,277		Spartan Stores, Inc	173,474
33,200	*	Tractor Supply Co	1,607,544
58,212	*	United Stationers, Inc	2,771,474

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,727,719

		TOTAL COMMON STOCKS	652,493,853

		(Cost $612,076,713)

		TOTAL INVESTMENTS - 99.95%	652,493,853
		(Cost $612,076,713)
		OTHER ASSETS AND LIABILITIES, NET - 0.05%	335,356

		NET ASSETS - 100.00%	$652,829,209

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.76%

AMUSEMENT AND RECREATION SERVICES - 0.15%
27,305	*	Electronic Arts, Inc	$520,160
831	*	Warner Music Group Corp	4,595
3,592	*	WMS Industries, Inc	160,060

		TOTAL AMUSEMENT AND RECREATION SERVICES	684,815

APPAREL AND ACCESSORY STORES - 1.05%
3,688		Abercrombie & Fitch Co (Class A)	121,261
5,918	*	Aeropostale, Inc	257,255
14,036		American Eagle Outfitters, Inc	236,647
14,909	*	Chico’s FAS, Inc	193,817
5,645		Foot Locker, Inc	67,458
36,830		Gap, Inc	788,162
8,024	*	Hanesbrands, Inc	171,714
24,667	*	Kohl’s Corp	1,407,252
15,602		Limited Brands, Inc	265,078
14,253		Nordstrom, Inc	435,287
10,916		Ross Stores, Inc	521,457
11,158	*	Urban Outfitters, Inc	336,637

		TOTAL APPAREL AND ACCESSORY STORES	4,802,025

APPAREL AND OTHER TEXTILE PRODUCTS - 0.61%
5,170		Guess ?, Inc	191,497
31,226		Nike, Inc (Class B)	2,020,322
2,820		Phillips-Van Heusen Corp	120,668
4,354		Polo Ralph Lauren Corp (Class A)	333,603
1,858		VF Corp	134,575

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,800,665

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.36%
8,247		Advance Auto Parts	323,942
574	*	Autonation, Inc	10,378
2,581	*	Autozone, Inc	377,394
13,718	*	Carmax, Inc	286,706
5,489	*	Copart, Inc	182,290
12,039	*	O’Reilly Automotive, Inc	435,089
1,137		Penske Auto Group, Inc	21,808

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,637,607

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.34%
11,300		Fastenal Co	437,310
9,813		Home Depot, Inc	261,418
40,125		Lowe’s Cos, Inc	840,218

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,538,946

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 13.32%
3,924		Aaron Rents, Inc	$103,594
28,081	*	Activision Blizzard, Inc	347,924
45,256	*	Adobe Systems, Inc	1,495,258
4,867	*	Affiliated Computer Services, Inc (Class A)	263,645
15,041	*	Akamai Technologies, Inc	296,007
4,781	*	Alliance Data Systems Corp	292,023
2,376	*	Amdocs Ltd	63,867
7,207	*	Ansys, Inc	270,046
12,868	*	Autodesk, Inc	306,258
43,353		Automatic Data Processing, Inc	1,703,773
16,160	*	BMC Software, Inc	606,485
3,741		Brink’s Co	100,670
3,760	*	Brink’s Home Security Holdings, Inc	115,770
26,384		CA, Inc	580,184
21,656	*	Cadence Design Systems, Inc	158,955
5,773	*	Cerner Corp	431,820
15,778	*	Citrix Systems, Inc	618,971
25,242	*	Cognizant Technology Solutions Corp (Class A)	975,856
1,046	*	Convergys Corp	10,397
3,050	*	DST Systems, Inc	136,640
22,507	*	eBay, Inc	531,390
8,124		Equifax, Inc	236,733
14,447	*	Expedia, Inc	346,006
6,833	*	F5 Networks, Inc	270,792
3,681		Factset Research Systems, Inc	243,829
5,926		Fidelity National Information Services, Inc	151,172
13,500	*	Fiserv, Inc	650,700
20,696	*	Google, Inc (Class A)	10,262,112
8,531	*	HLTH Corp	124,638
4,247	*	IHS, Inc (Class A)	217,149
3,373		IMS Health, Inc	51,776
1,397		Interactive Data Corp	36,615
28,332	*	Intuit, Inc	807,462
15,435	*	Iron Mountain, Inc	411,497
45,210	*	Juniper Networks, Inc	1,221,574
7,350		Mastercard, Inc (Class A)	1,485,803
13,537	*	McAfee, Inc	592,785
666,073		Microsoft Corp	17,244,631
6,398	*	Monster Worldwide, Inc	111,837
16,066		Moody’s Corp	328,710
13,034	*	NCR Corp	180,130
3,827	*	NetFlix, Inc	176,693
12,861	*	Novell, Inc	58,003
16,242	*	Nuance Communications, Inc	242,980
26,933		Omnicom Group, Inc	994,905
330,334		Oracle Corp	6,884,161
16,125	*	Red Hat, Inc	445,695
13,199		Robert Half International, Inc	330,239
9,244	*	Salesforce.com, Inc	526,261
2,709	*	Sohu.com, Inc	186,325
7,333	*	Sybase, Inc	285,254

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

70,949	*	Symantec Corp	$1,168,530
8,154	*	Synopsys, Inc	182,813
10,138		Total System Services, Inc	163,323
16,432	*	VeriSign, Inc	389,274
38,828		Visa, Inc (Class A)	2,683,403
4,221	*	VMware, Inc (Class A)	169,558
1,034	*	WebMD Health Corp (Class A)	34,246
95,965	*	Yahoo!, Inc	1,709,137

		TOTAL BUSINESS SERVICES	61,016,284

CHEMICALS AND ALLIED PRODUCTS - 16.04%
133,556		Abbott Laboratories	6,607,014
662	*	Abraxis Bioscience, Inc	24,084
6,180		Air Products & Chemicals, Inc	479,444
531		Albemarle Corp	18,373
6,624		Alberto-Culver Co	183,352
7,677	*	Alexion Pharmaceuticals, Inc	341,934
87,487	*	Amgen, Inc	5,269,341
1,740		Avery Dennison Corp	62,657
36,892		Avon Products, Inc	1,252,852
24,932	*	Biogen Idec, Inc	1,259,565
8,233	*	BioMarin Pharmaceuticals, Inc	148,853
94,835		Bristol-Myers Squibb Co	2,135,684
12,443		Celanese Corp (Series A)	311,075
39,777	*	Celgene Corp	2,223,534
6,377	*	Cephalon, Inc	371,396
3,679		CF Industries Holdings, Inc	317,240
3,622	*	Charles River Laboratories International, Inc	133,942
6,105		Church & Dwight Co, Inc	346,398
10,713		Clorox Co	630,139
43,170		Colgate-Palmolive Co	3,293,008
10,231	*	Dendreon Corp	286,366
25,843		Du Pont (E.I.) de Nemours & Co	830,594
20,594		Ecolab, Inc	952,061
45,888		Eli Lilly & Co	1,515,681
9,586		Estee Lauder Cos (Class A)	355,449
5,092		FMC Corp	286,425
23,306	*	Genzyme Corp	1,322,149
78,327	*	Gilead Sciences, Inc	3,648,472
13,974	*	Hospira, Inc	623,240
5,240	*	Idexx Laboratories, Inc	262,000
6,230		International Flavors & Fragrances, Inc	236,304
3,051	*	Inverness Medical Innovations, Inc	118,165
13,426	*	Invitrogen Corp	624,980
184,322		Johnson & Johnson	11,223,366
5,085		Lubrizol Corp	363,374
33,158		Merck & Co, Inc	1,048,788
47,163		Monsanto Co	3,650,415
13,653		Mosaic Co	656,300
17,935	*	Mylan Laboratories, Inc	287,139
11,367		Nalco Holding Co	232,910
3,034	*	NBTY, Inc	120,086
4,774	*	OSI Pharmaceuticals, Inc	168,522
8,883	*	Pactiv Corp	231,402
6,983		Perrigo Co	237,352

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

26,566		Praxair, Inc	$2,170,177
164,992		Procter & Gamble Co	9,556,336
5,569		RPM International, Inc	102,971
119,179		Schering-Plough Corp	3,366,807
4,053		Scotts Miracle-Gro Co (Class A)	174,076
9,633	*	Sepracor, Inc	220,596
7,298		Sherwin-Williams Co	439,048
10,671		Sigma-Aldrich Corp	576,021
4,158	*	United Therapeutics Corp	203,700
5,593	*	Valeant Pharmaceuticals International	156,940
15,141	*	Vertex Pharmaceuticals, Inc	573,844
25,815		Wyeth	1,254,093

		TOTAL CHEMICALS AND ALLIED PRODUCTS	73,486,034

COAL MINING - 0.46%
10,319	*	Alpha Natural Resources, Inc	362,197
15,643		Consol Energy, Inc	705,656
6,249		Massey Energy Co	174,285
23,014		Peabody Energy Corp	856,580

		TOTAL COAL MINING	2,098,718

COMMUNICATIONS - 1.06%
34,363	*	American Tower Corp (Class A)	1,250,814
17,728		Comcast Corp (Class A)	299,426
8,597	*	Crown Castle International Corp	269,602
3,868	*	CTC Media, Inc	60,805
39,880	*	DIRECTV Group, Inc	1,099,891
3,303	*	Equinix, Inc	303,876
13,160		Frontier Communications Corp	99,226
6,912		Global Payments, Inc	322,790
3,946	*	IAC/InterActiveCorp	79,670
4,530	*	Leap Wireless International, Inc	88,562
22,448	*	MetroPCS Communications, Inc	210,113
6,095	*	NeuStar, Inc (Class A)	137,747
742	*	NII Holdings, Inc (Class B)	22,245
9,580	*	SBA Communications Corp (Class A)	258,947
4,732		Scripps Networks Interactive (Class A)	174,847
16,687		Windstream Corp	169,039

		TOTAL COMMUNICATIONS	4,847,600

DEPOSITORY INSTITUTIONS - 1.44%
20,726		Bank of New York Mellon Corp	600,847
558		BOK Financial Corp	25,847
1,650		Capitol Federal Financial	54,318
2,133		Commerce Bancshares, Inc	79,433
21,372		Hudson City Bancorp, Inc	281,042
7,921	*	Metavante Technologies, Inc	273,116
20,817		Northern Trust Corp	1,210,716
22,741		State Street Corp	1,196,177
2,360		TFS Financial Corp	28,084
60,559		Wells Fargo & Co	1,706,552
60,096		Western Union Co	1,137,016

		TOTAL DEPOSITORY INSTITUTIONS	6,593,148

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 1.99%
8,922		Brinker International, Inc	$140,343
8,757		Burger King Holdings, Inc	154,036
2,677	*	Chipotle Mexican Grill, Inc (Class A)	259,803
11,638		Darden Restaurants, Inc	397,205
95,345		McDonald’s Corp	5,441,339
63,590	*	Starbucks Corp	1,313,134
12,095		Wendy’s/Arby’s Group, Inc (Class A)	57,209
39,883		Yum! Brands, Inc	1,346,450

		TOTAL EATING AND DRINKING PLACES	9,109,519

EDUCATIONAL SERVICES - 0.42%
11,642	*	Apollo Group, Inc (Class A)	857,667
5,556	*	Career Education Corp	135,455
5,454		DeVry, Inc	301,715
3,340	*	ITT Educational Services, Inc	368,769
1,256		Strayer Education, Inc	273,406

		TOTAL EDUCATIONAL SERVICES	1,937,012

ELECTRIC, GAS, AND SANITARY SERVICES - 1.28%
45,438	*	AES Corp	673,391
8,516		Allegheny Energy, Inc	225,844
695		American Water Works Co, Inc	13,858
15,426	*	Calpine Corp	177,708
27,929		Centerpoint Energy, Inc	347,157
13,285		Constellation Energy Group, Inc	430,035
1,736		DPL, Inc	45,310
16,015		El Paso Corp	165,275
5,102		Exelon Corp	253,161
4,724		FPL Group, Inc	260,907
1,329		Integrys Energy Group, Inc	47,698
4,455		ITC Holdings Corp	202,480
8,123		NV Energy, Inc	94,146
1,608		Ormat Technologies, Inc	65,639
32,524		PPL Corp	986,778
8,390		Republic Services, Inc	222,922
7,601	*	Stericycle, Inc	368,268
5,391	*	Waste Connections, Inc	155,584
38,136		Waste Management, Inc	1,137,216

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,873,377

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.62%
26,940	*	Advanced Micro Devices, Inc	152,480
25,741		Altera Corp	527,948
9,303		Ametek, Inc	324,768
14,593		Amphenol Corp (Class A)	549,864
25,208		Analog Devices, Inc	695,237
77,091	*	Apple Computer, Inc	14,290,360
4,353	*	Avnet, Inc	113,047
853		AVX Corp	10,176
42,458	*	Broadcom Corp (Class A)	1,303,036

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,037	*	Ciena Corp	$16,882
498,471	*	Cisco Systems, Inc	11,734,007
8,796	*	Cree, Inc	323,253
12,657	*	Cypress Semiconductor Corp	130,747
4,315	*	Dolby Laboratories, Inc (Class A)	164,790
4,814	*	Energizer Holdings, Inc	319,361
4,434	*	First Solar, Inc	677,781
2,785		Harman International Industries, Inc	94,356
8,956		Harris Corp	336,746
3,593	*	Integrated Device Technology, Inc	24,289
297,804		Intel Corp	5,828,024
2,619	*	International Rectifier Corp	51,044
5,001		Intersil Corp (Class A)	76,565
9,645	*	JDS Uniphase Corp	68,576
19,398		Linear Technology Corp	535,967
39,135	*	Marvell Technology Group Ltd	633,596
21,937		Maxim Integrated Products, Inc	397,937
19,234	*	MEMC Electronic Materials, Inc	319,861
14,679		Microchip Technology, Inc	388,994
12,277	*	Micron Technology, Inc	100,671
1,468		Molex, Inc	30,652
12,092		Motorola, Inc	103,870
19,957		National Semiconductor Corp	284,786
28,751	*	NetApp, Inc	767,077
4,863	*	Novellus Systems, Inc	102,026
47,326	*	Nvidia Corp	711,310
36,492	*	ON Semiconductor Corp	301,059
9,776	*	QLogic Corp	168,147
143,027		Qualcomm, Inc	6,433,354
8,986	*	Rambus, Inc	156,356
4,041	*	Silicon Laboratories, Inc	187,341
8,582	*	Sunpower Corp (Class A)	256,516
1,389		Teleflex, Inc	67,103
110,054		Texas Instruments, Inc	2,607,179
1,365	*	Thomas & Betts Corp	41,059
6,413	*	Varian Semiconductor Equipment Associates, Inc	210,603
3,268	*	Vishay Intertechnology, Inc	25,817
23,542		Xilinx, Inc	551,354

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	53,195,972

ENGINEERING AND MANAGEMENT SERVICES - 0.95%
8,117	*	Aecom Technology Corp	220,295
11,589	*	Amylin Pharmaceuticals, Inc	158,653
15,539		Fluor Corp	790,158
4,946	*	Genpact Ltd	60,836
4,687	*	Gen-Probe, Inc	194,229
7,040	*	Hewitt Associates, Inc (Class A)	256,467
10,529	*	Jacobs Engineering Group, Inc	483,808
20,089	*	McDermott International, Inc	507,649
8,510	*	Myriad Genetics, Inc	233,174
27,811		Paychex, Inc	807,909
13,564	*	SAIC, Inc	237,913
5,629	*	Shaw Group, Inc	180,635
881	*	URS Corp	38,456
6,973	*	VCA Antech, Inc	187,504

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,357,686

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 0.25%
2,909	*	Alliant Techsystems, Inc	$226,466
5,025		Ball Corp	247,230
2,087		Crane Co	53,865
13,161	*	Crown Holdings, Inc	357,979
2,245		Pentair, Inc	66,272
1,300		Snap-On, Inc	45,188
1,737		Valmont Industries, Inc	147,958

		TOTAL FABRICATED METAL PRODUCTS	1,144,958

FOOD AND KINDRED PRODUCTS - 4.93%
31,212		Archer Daniels Midland Co	912,015
11,553		Campbell Soup Co	376,859
157,248		Coca-Cola Co	8,444,217
22,679		Coca-Cola Enterprises, Inc	485,557
5,870		Flowers Foods, Inc	154,322
11,703		General Mills, Inc	753,439
22,221		H.J. Heinz Co	883,285
6,140	*	Hansen Natural Corp	225,584
7,815		Hershey Co	303,691
1,014		Hormel Foods Corp	36,017
21,985		Kellogg Co	1,082,322
11,246		McCormick & Co, Inc	381,689
1,524		Mead Johnson Nutrition Co	68,748
576		Molson Coors Brewing Co (Class B)	28,040
9,699		Pepsi Bottling Group, Inc	353,432
134,540		PepsiCo, Inc	7,892,116
14,209		Sara Lee Corp	158,288
740	*	Smithfield Foods, Inc	10,212

		TOTAL FOOD AND KINDRED PRODUCTS	22,549,833

FOOD STORES - 0.30%
47,609		Kroger Co	982,650
2,527	*	Panera Bread Co (Class A)	138,985
8,188	*	Whole Foods Market, Inc	249,652

		TOTAL FOOD STORES	1,371,287

FORESTRY - 0.03%
3,333		Rayonier, Inc	136,353

		TOTAL FORESTRY	136,353

FURNITURE AND FIXTURES - 0.10%
2,063		Hill-Rom Holdings, Inc	44,932
1,797	*	Kinetic Concepts, Inc	66,453
8,012		Leggett & Platt, Inc	155,433
13,937		Masco Corp	180,066

		TOTAL FURNITURE AND FIXTURES	446,884

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.52%
22,814	*	Bed Bath & Beyond, Inc	$856,438
29,097		Best Buy Co, Inc	1,091,718
12,531	*	GameStop Corp (Class A)	331,696
1,305		RadioShack Corp	21,624
3,139		Williams-Sonoma, Inc	63,502

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,364,978

GENERAL BUILDING CONTRACTORS - 0.03%
1,410		KB Home	23,420
1,178		MDC Holdings, Inc	40,924
83	*	NVR, Inc	52,901
2,910	*	Pulte Homes, Inc	31,981

		TOTAL GENERAL BUILDING CONTRACTORS	149,226

GENERAL MERCHANDISE STORES - 3.54%
774	*	Big Lots, Inc	19,365
792	*	BJ’s Wholesale Club, Inc	28,686
37,510		Costco Wholesale Corp	2,117,815
12,084		Family Dollar Stores, Inc	319,018
64,987		Target Corp	3,033,593
35,710		TJX Companies, Inc	1,326,627
191,056		Wal-Mart Stores, Inc	9,378,939

		TOTAL GENERAL MERCHANDISE STORES	16,224,043

HEALTH SERVICES - 1.95%
23,246		AmerisourceBergen Corp	520,245
4,293	*	Community Health Systems, Inc	137,075
5,563	*	Covance, Inc	301,236
3,388	*	Coventry Health Care, Inc	67,624
9,127	*	DaVita, Inc	516,953
4,867	*	Edwards Lifesciences Corp	340,252
23,711	*	Express Scripts, Inc	1,839,500
23,464	*	Health Management Associates, Inc (Class A)	175,745
9,440	*	Laboratory Corp of America Holdings	620,208
4,802	*	Lincare Holdings, Inc	150,063
11,512		McKesson Corp	685,540
41,681	*	Medco Health Solutions, Inc	2,305,377
4,116		Omnicare, Inc	92,692
1,323	*	Pediatrix Medical Group, Inc	72,659
9,132		Pharmaceutical Product Development, Inc	200,356
13,395		Quest Diagnostics, Inc	699,086
31,281	*	Tenet Healthcare Corp	183,932
275		Universal Health Services, Inc (Class B)	17,031

		TOTAL HEALTH SERVICES	8,925,574

HOLDING AND OTHER INVESTMENT OFFICES - 1.77%
3,395	*	Affiliated Managers Group, Inc	220,709
1,083		Alexandria Real Estate Equities, Inc	58,861
6,265		Digital Realty Trust, Inc	286,373
790		Federal Realty Investment Trust	48,482

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,533		HCP, Inc	$273,978
5,207		Health Care REIT, Inc	216,715
109,593		iShares Russell 1000 Growth Index Fund	5,075,253
6,369		Nationwide Health Properties, Inc	197,375
4,779		Plum Creek Timber Co, Inc	146,429
11,611		Public Storage, Inc	873,612
8,784		Simon Property Group, Inc	609,873
4,878		WABCO Holdings, Inc	102,438

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,110,098

HOTELS AND OTHER LODGING PLACES - 0.22%
759		Choice Hotels International, Inc	23,575
20,254	*	Las Vegas Sands Corp	341,076
11,618		Marriott International, Inc (Class A)	320,541
8,889	*	MGM Mirage	107,024
3,099		Starwood Hotels & Resorts Worldwide, Inc	102,360
7,487		Wyndham Worldwide Corp	122,188

		TOTAL HOTELS AND OTHER LODGING PLACES	1,016,764

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.19%
11,190	*	Brocade Communications Systems, Inc	87,953
1,841		Bucyrus International, Inc (Class A)	65,576
1,282		Carlisle Cos, Inc	43,473
25,994		Caterpillar, Inc	1,334,272
5,478		Cummins, Inc	245,469
8,622		Deere & Co	370,056
148,045	*	Dell, Inc	2,259,167
4,768		Diebold, Inc	157,010
6,692		Donaldson Co, Inc	231,744
11,378		Dover Corp	441,011
7,302	*	Dresser-Rand Group, Inc	226,873
18,322	*	EMC Corp	312,207
64,940		Emerson Electric Co	2,602,795
4,764		Flowserve Corp	469,445
10,567	*	FMC Technologies, Inc	552,020
2,357		Graco, Inc	65,690
159,962		Hewlett-Packard Co	7,551,806
4,032		IDEX Corp	112,694
114,199		International Business Machines Corp	13,659,342
21,048		International Game Technology	452,111
1,481		ITT Industries, Inc	77,234
8,285		Jabil Circuit, Inc	111,102
27,587		Johnson Controls, Inc	705,124
7,761		Joy Global, Inc	379,823
10,920	*	Lam Research Corp	373,027
4,271		Lennox International, Inc	154,269
6,622	*	Micros Systems, Inc	199,918
3,290		Northrop Grumman Corp	170,258
10,156		Pall Corp	327,836
26,223		Raytheon Co	1,257,917
8,996	*	SanDisk Corp	195,213
5,255	*	Scientific Games Corp (Class A)	83,187
37,521		Seagate Technology, Inc	570,694
12,179	*	Teradata Corp	335,166

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,963		Toro Co	$117,839
10,704	*	Varian Medical Systems, Inc	450,960
17,441	*	Western Digital Corp	637,120
4,884	*	Zebra Technologies Corp (Class A)	126,642

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	37,514,043

INSTRUMENTS AND RELATED PRODUCTS - 4.70%
29,642	*	Agilent Technologies, Inc	824,937
26,309		Allergan, Inc	1,493,299
8,609		Bard (C.R.), Inc	676,753
52,284		Baxter International, Inc	2,980,711
5,978		Beckman Coulter, Inc	412,123
20,699		Becton Dickinson & Co	1,443,755
1,581	*	Bio-Rad Laboratories, Inc (Class A)	145,262
46,322	*	Boston Scientific Corp	490,550
14,007		Danaher Corp	942,951
13,161		Dentsply International, Inc	454,581
12,980	*	Flir Systems, Inc	363,051
7,587		Garmin Ltd	286,333
1,996		Hillenbrand, Inc	40,659
2,118	*	Hologic, Inc	34,608
10,593	*	Illumina, Inc	450,203
3,267	*	Intuitive Surgical, Inc	856,771
3,257	*	Itron, Inc	208,904
96,731		Medtronic, Inc	3,559,701
2,990	*	Mettler-Toledo International, Inc	270,864
4,791	*	Millipore Corp	336,951
5,233		National Instruments Corp	144,588
2,166		PerkinElmer, Inc	41,674
6,501	*	Resmed, Inc	293,845
1,262		Rockwell Automation, Inc	53,761
13,397		Rockwell Collins, Inc	680,568
6,769		Roper Industries, Inc	345,084
29,931	*	St. Jude Medical, Inc	1,167,608
29,236		Stryker Corp	1,328,191
3,452		Techne Corp	215,923
14,271	*	Teradyne, Inc	132,007
2,787	*	Thermo Electron Corp	121,708
10,265	*	Trimble Navigation Ltd	245,436
8,355	*	Waters Corp	466,710

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	21,510,070

INSURANCE AGENTS, BROKERS AND SERVICE - 0.09%
7,644		Arthur J. Gallagher & Co	186,284
7,887		Brown & Brown, Inc	151,115
3,227		Marsh & McLennan Cos, Inc	79,804

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	417,203

INSURANCE CARRIERS - 1.18%
7,908		Aetna, Inc	220,080
40,389		Aflac, Inc	1,726,225
4,043		American International Group, Inc	178,337
3,323		Axis Capital Holdings Ltd	100,288

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,554		Cigna Corp	$43,652
1,028		CNA Financial Corp	24,816
1,379		Endurance Specialty Holdings Ltd	50,292
2,128		Erie Indemnity Co (Class A)	79,715
2,847		Fidelity National Title Group, Inc (Class A)	42,933
17,340		Genworth Financial, Inc (Class A)	207,213
322		Hanover Insurance Group, Inc	13,308
5,124	*	Humana, Inc	191,125
5,599	*	Leucadia National Corp	138,407
8,399		Lincoln National Corp	217,618
297		Odyssey Re Holdings Corp	19,249
26,893		Principal Financial Group	736,599
5,725		Progressive Corp	94,921
20,594		Prudential Financial, Inc	1,027,846
468		Reinsurance Group of America, Inc (Class A)	20,873
1,065		Validus Holdings Ltd	27,477
3,627		W.R. Berkley Corp	91,691
2,833	*	WellPoint, Inc	134,171

		TOTAL INSURANCE CARRIERS	5,386,836

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
1,094	*	Corrections Corp of America	24,779

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	24,779

LEATHER AND LEATHER PRODUCTS - 0.20%
27,439		Coach, Inc	903,292

		TOTAL LEATHER AND LEATHER PRODUCTS	903,292

LEGAL SERVICES - 0.04%
4,409	*	FTI Consulting, Inc	187,867

		TOTAL LEGAL SERVICES	187,867

METAL MINING - 0.82%
1,642		Cleveland-Cliffs, Inc	53,135
21,591		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,481,359
41,479		Newmont Mining Corp	1,825,905
1,290		Royal Gold, Inc	58,824
10,749		Southern Copper Corp	329,887

		TOTAL METAL MINING	3,749,110

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
745		Armstrong World Industries, Inc	25,673
6,141		Hasbro, Inc	170,413
3,127	*	Intrepid Potash, Inc	73,766
23,772		Mattel, Inc	438,831

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	708,683

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS RETAIL - 2.37%
28,403	*	Amazon.com, Inc	$2,651,704
644		Barnes & Noble, Inc	14,310
38,399		CVS Corp	1,372,380
6,955	*	Dick’s Sporting Goods, Inc	155,792
7,754	*	Dollar Tree, Inc	377,465
4,340	*	Marvel Entertainment, Inc	215,351
3,527		MSC Industrial Direct Co (Class A)	153,707
7,102	*	Office Depot, Inc	47,015
10,918		Petsmart, Inc	237,467
3,656	*	Priceline.com, Inc	606,238
61,820		Staples, Inc	1,435,460
9,413		Tiffany & Co	362,683
85,705		Walgreen Co	3,211,366

		TOTAL MISCELLANEOUS RETAIL	10,840,938

MOTION PICTURES - 0.22%
22,251	*	Discovery Communications, Inc (Class C)	579,193
6,240	*	Macrovision Solutions Corp	209,664
3,397		Regal Entertainment Group (Class A)	41,851
12,257	*	tw telecom inc (Class A)	164,857

		TOTAL MOTION PICTURES	995,565

NONDEPOSITORY INSTITUTIONS - 0.33%
15,744		American Express Co	533,722
2,241	*	AmeriCredit Corp	35,385
10,923		Capital One Financial Corp	390,279
6,849		CapitalSource, Inc	29,725
13,871		CIT Group, Inc	16,784
19,669		GLG Partners, Inc	79,266
8,282		Lender Processing Services, Inc	316,124
10,131	*	SLM Corp	88,342
30		Student Loan Corp	1,392

		TOTAL NONDEPOSITORY INSTITUTIONS	1,491,019

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
1,438		Compass Minerals International, Inc	88,610

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	88,610

OIL AND GAS EXTRACTION - 1.92%
4,550	*	Atwood Oceanics, Inc	160,479
18,751	*	Cameron International Corp	709,163
2,188	*	CNX Gas Corp	67,172
309	*	Comstock Resources, Inc	12,385
1,197	*	Continental Resources, Inc	46,886
6,038		Diamond Offshore Drilling, Inc	576,750
3,300		ENSCO International, Inc	140,382
11,309		Equitable Resources, Inc	481,763
10,090	*	EXCO Resources, Inc	188,582
3,066	*	Exterran Holdings, Inc	72,787
4,197	*	Forest Oil Corp	82,135
2,640		Helmerich & Payne, Inc	104,359
7,847	*	Mariner Energy, Inc	111,270
4,780	*	Oceaneering International, Inc	271,265

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,890		Patterson-UTI Energy, Inc	$28,539
25,218	*	PetroHawk Energy Corp	610,528
6,316	*	Plains Exploration & Production Co	174,701
6,666	*	Pride International, Inc	202,913
11,251	*	Quicksilver Resources, Inc	159,652
2,246		Range Resources Corp	110,863
1,641		Rowan Cos, Inc	37,858
46,941		Schlumberger Ltd	2,797,683
444	*	Seahawk Drilling, Inc	13,804
10,733		Smith International, Inc	308,037
29,696	*	Southwestern Energy Co	1,267,425
1,303		St. Mary Land & Exploration Co	42,295

		TOTAL OIL AND GAS EXTRACTION	8,779,676

PAPER AND ALLIED PRODUCTS - 0.41%
31,136		Kimberly-Clark Corp	1,836,401
1,068		Packaging Corp of America	21,787

		TOTAL PAPER AND ALLIED PRODUCTS	1,858,188

PERSONAL SERVICES - 0.13%
1,957		Cintas Corp	59,317
29,804		H&R Block, Inc	547,797
263		Weight Watchers International, Inc	7,217

		TOTAL PERSONAL SERVICES	614,331

PETROLEUM AND COAL PRODUCTS - 1.76%
480		Ashland, Inc	20,746
108,798		Exxon Mobil Corp	7,464,632
6,782		Frontier Oil Corp	94,405
4,178		Holly Corp	107,040
4,602		Tesoro Corp	68,938
4,640		Walter Industries, Inc	278,678

		TOTAL PETROLEUM AND COAL PRODUCTS	8,034,439

PRIMARY METAL INDUSTRIES - 0.79%
40,006		Alcoa, Inc	524,879
114,677		Corning, Inc	1,755,704
831		Hubbell, Inc (Class B)	34,902
12,102		Precision Castparts Corp	1,232,831
1,675		Schnitzer Steel Industries, Inc (Class A)	89,194

		TOTAL PRIMARY METAL INDUSTRIES	3,637,510

PRINTING AND PUBLISHING - 0.33%
4,582		Dun & Bradstreet Corp	345,116
3,399		John Wiley & Sons, Inc (Class A)	118,217
27,175		McGraw-Hill Cos, Inc	683,180
8,763	*	MSCI, Inc (Class A)	259,560
600		New York Times Co (Class A)	4,872
4,345		R.R. Donnelley & Sons Co	92,375

		TOTAL PRINTING AND PUBLISHING	1,503,320

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 0.36%
4,112	*	Kansas City Southern Industries, Inc	$108,927
3,927		Norfolk Southern Corp	169,293
23,101		Union Pacific Corp	1,347,943

		TOTAL RAILROAD TRANSPORTATION	1,626,163

REAL ESTATE - 0.10%
21,043	*	CB Richard Ellis Group, Inc (Class A)	247,045
7,606	*	St. Joe Co	221,487

		TOTAL REAL ESTATE	468,532

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.09%
20,842	*	Goodyear Tire & Rubber Co	354,939
3,713		Newell Rubbermaid, Inc	58,257

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	413,196

SECURITY AND COMMODITY BROKERS - 1.77%
1,431		Ameriprise Financial, Inc	51,988
560		BlackRock, Inc	121,419
7,294		Broadridge Financial Solutions, Inc	146,609
82,058		Charles Schwab Corp	1,571,412
317		CME Group, Inc	97,696
10,185		Eaton Vance Corp	285,078
6,931		Federated Investors, Inc (Class B)	182,770
5,843		Franklin Resources, Inc	587,806
2,674		Goldman Sachs Group, Inc	492,952
1,889		Greenhill & Co, Inc	169,217
6,334	*	IntercontinentalExchange, Inc	615,601
2,736		Invesco Ltd	62,271
340	*	Investment Technology Group, Inc	9,493
14,378		Janus Capital Group, Inc	203,880
7,224	*	Jefferies Group, Inc	196,710
6,670		Lazard Ltd (Class A)	275,538
26,764		Morgan Stanley	826,473
1,611	*	Morningstar, Inc	78,230
4,944	*	Nasdaq Stock Market, Inc	104,071
6,062		NYSE Euronext	175,131
9,961		SEI Investments Co	196,032
21,749		T Rowe Price Group, Inc	993,930
22,402	*	TD Ameritrade Holding Corp	439,527
7,501		Waddell & Reed Financial, Inc (Class A)	213,403

		TOTAL SECURITY AND COMMODITY BROKERS	8,097,237

STONE, CLAY, AND GLASS PRODUCTS - 1.17%
60,002		3M Co	4,428,147
3,583		Eagle Materials, Inc	102,402
12,233		Gentex Corp	173,097
1,511		Martin Marietta Materials, Inc	139,118
3,802	*	Owens Corning, Inc	85,355
11,755	*	Owens-Illinois, Inc	433,760

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,361,879

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TOBACCO PRODUCTS - 2.71%
178,687		Altria Group, Inc	$3,182,415
12,917		Lorillard, Inc	959,733
169,518		Philip Morris International, Inc	8,262,308

		TOTAL TOBACCO PRODUCTS	12,404,456

TRANSPORTATION BY AIR - 0.29%
25,442	*	AMR Corp	202,264
11,574	*	Continental Airlines, Inc (Class B)	190,277
2,858		Copa Holdings S.A. (Class A)	127,152
66,450	*	Delta Air Lines, Inc	595,391
20,876		Southwest Airlines Co	200,410

		TOTAL TRANSPORTATION BY AIR	1,315,494

TRANSPORTATION EQUIPMENT - 2.55%
3,831	*	BE Aerospace, Inc	77,156
4,898		Boeing Co	265,227
1,830	*	Federal Mogul Corp (Class A)	22,088
2,866		General Dynamics Corp	185,144
10,502		Goodrich Corp	570,679
4,880		Harsco Corp	172,801
64,286		Honeywell International, Inc	2,388,225
27,491		Lockheed Martin Corp	2,146,497
5,573	*	Navistar International Corp	208,542
29,040		Paccar, Inc	1,095,098
3,679	*	Spirit Aerosystems Holdings, Inc (Class A)	66,443
1,524		Thor Industries, Inc	47,168
3,603	*	TransDigm Group, Inc	179,465
1,885	*	TRW Automotive Holdings Corp	31,574
66,365		United Technologies Corp	4,043,619
4,396		Westinghouse Air Brake Technologies Corp	164,982

		TOTAL TRANSPORTATION EQUIPMENT	11,664,708

TRANSPORTATION SERVICES - 0.36%
14,820		CH Robinson Worldwide, Inc	855,855
17,954		Expeditors International Washington, Inc	631,083
1,657		GATX Corp	46,313
7,613		UTI Worldwide, Inc	110,236

		TOTAL TRANSPORTATION SERVICES	1,643,487

TRUCKING AND WAREHOUSING - 0.84%
1,257		Con-way, Inc	48,168
7,697		J.B. Hunt Transport Services, Inc	247,305
4,586		Landstar System, Inc	174,543
59,764		United Parcel Service, Inc (Class B)	3,374,873

		TOTAL TRUCKING AND WAREHOUSING	3,844,889

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.16%
17,167		Carnival Corp	$571,318
1,037	*	Kirby Corp	38,182
4,137	*	Royal Caribbean Cruises Ltd	99,619
1,518		Teekay Corp	33,199

		TOTAL WATER TRANSPORTATION	742,318

WHOLESALE TRADE-DURABLE GOODS - 0.31%
4,077	*	Arrow Electronics, Inc	114,768
8,899		BorgWarner, Inc	269,284
1,500	*	Emdeon, Inc	24,300
12,398	*	LKQ Corp	229,859
8,386	*	Patterson Cos, Inc	228,519
5,293		W.W. Grainger, Inc	472,981
2,386	*	WESCO International, Inc	68,717

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,408,428

WHOLESALE TRADE-NONDURABLE GOODS - 0.66%
6,131		Allscripts Healthcare Solutions, Inc	124,275
6,762		Brown-Forman Corp (Class B)	326,064
14,794	*	Dean Foods Co	263,185
3,118	*	Green Mountain Coffee Roasters, Inc	230,233
8,046	*	Henry Schein, Inc	441,806
5,399		Herbalife Ltd	176,763
50,977		Sysco Corp	1,266,779
5,609		Terra Industries, Inc	194,464
130		Valhi, Inc	1,576

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,025,145

		TOTAL COMMON STOCKS	456,680,817

		(Cost $448,911,700)

RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES
20		Krispy Kreme Doughnuts, Inc	1

		TOTAL RIGHTS / WARRANTS	1

		TOTAL PORTFOLIO - 99.76%	456,680,818
		(Cost $448,911,700)
		OTHER ASSETS AND LIABILITIES, NET - 0.24%	1,099,908

		NET ASSETS - 100.00%	$457,780,726

*	Non-income producing.
**	Percentage represents less than 0.01%.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.95%

AMUSEMENT AND RECREATION SERVICES - 0.99%
2,953		International Speedway Corp (Class A)	$81,414
6,020	*	Penn National Gaming, Inc	166,513
173,651		Walt Disney Co	4,768,457
5,170	*	Warner Music Group Corp	28,590

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,044,974

APPAREL AND ACCESSORY STORES - 0.12%
3,989		Abercrombie & Fitch Co (Class A)	131,158
1,500	*	Chico’s FAS, Inc	19,500
7,813		Foot Locker, Inc	93,365
5,286		Gap, Inc	113,120
2,132	*	Kohl’s Corp	121,631
7,915		Limited Brands, Inc	134,477

		TOTAL APPAREL AND ACCESSORY STORES	613,251

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
2,124		Phillips-Van Heusen Corp	90,886
227		Polo Ralph Lauren Corp (Class A)	17,393
6,585		VF Corp	476,951

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	585,230

AUTO REPAIR, SERVICES AND PARKING - 0.08%
16,838	*	Hertz Global Holdings, Inc	182,356
5,324		Ryder System, Inc	207,955

		TOTAL AUTO REPAIR, SERVICES AND PARKING	390,311

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
5,923	*	Autonation, Inc	107,088
5,740	*	Carmax, Inc	119,966
2,177		Penske Auto Group, Inc	41,755

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	268,809

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.16%
147,950		Home Depot, Inc	3,941,388
94,168		Lowe’s Cos, Inc	1,971,878

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,913,266

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 1.33%
21,028	*	Activision Blizzard, Inc	$260,537
3,244	*	Affiliated Computer Services, Inc (Class A)	175,727
15,970	*	Amdocs Ltd	429,274
6,637	*	Autodesk, Inc	157,961
8,182		CA, Inc	179,922
4,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	30,800
14,155	*	Computer Sciences Corp	746,109
21,811	*	Compuware Corp	159,875
7,741	*	Convergys Corp	76,946
525	*	DST Systems, Inc	23,520
80,189	*	eBay, Inc	1,893,261
2,550		Equifax, Inc	74,307
1,652	*	Expedia, Inc	39,565
10,764		Fidelity National Information Services, Inc	274,590
13,580		IMS Health, Inc	208,453
1,622		Interactive Data Corp	42,513
46,107	*	Interpublic Group of Cos, Inc	346,725
5,149	*	Lamar Advertising Co (Class A)	141,289
7,314		Manpower, Inc	414,777
4,701	*	Monster Worldwide, Inc	82,173
16,051	*	Novell, Inc	72,390
1,777	*	Nuance Communications, Inc	26,584
68,723	*	Sun Microsystems, Inc	624,692
4,959	*	Synopsys, Inc	111,181
3,963		Total System Services, Inc	63,844
6,971	*	Yahoo!, Inc	124,154

		TOTAL BUSINESS SERVICES	6,781,169

CHEMICALS AND ALLIED PRODUCTS - 8.61%
13,014		Air Products & Chemicals, Inc	1,009,626
7,768		Albemarle Corp	268,773
1,151		Alberto-Culver Co	31,860
8,258		Avery Dennison Corp	297,371
82,544		Bristol-Myers Squibb Co	1,858,891
6,239		Cabot Corp	144,183
698		CF Industries Holdings, Inc	60,189
2,002	*	Charles River Laboratories International, Inc	74,034
1,416		Clorox Co	83,289
4,765		Cytec Industries, Inc	154,720
103,985		Dow Chemical Co	2,710,889
56,490		Du Pont (E.I.) de Nemours & Co	1,815,589
6,546		Eastman Chemical Co	350,473
45,079		Eli Lilly & Co	1,488,959
1,199		FMC Corp	67,444
27,787	*	Forest Laboratories, Inc	818,049
14,726		Huntsman Corp	134,154
400		International Flavors & Fragrances, Inc	15,172
4,257	*	Inverness Medical Innovations, Inc	164,874
1,837	*	Invitrogen Corp	85,512
58,232		Johnson & Johnson	3,545,746
22,833	*	King Pharmaceuticals, Inc	245,911
772		Lubrizol Corp	55,167
161,275		Merck & Co, Inc	5,101,128
8,125	*	Mylan Laboratories, Inc	130,081
1,538	*	NBTY, Inc	60,874

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,159	*	Pactiv Corp	$56,242
628,300		Pfizer, Inc	10,398,365
15,510		PPG Industries, Inc	902,837
93,838		Procter & Gamble Co	5,435,097
5,469		RPM International, Inc	101,122
24,156		Schering-Plough Corp	682,407
1,552		Sherwin-Williams Co	93,368
9,030		Valspar Corp	248,415
10,203	*	Watson Pharmaceuticals, Inc	373,838
96,773		Wyeth	4,701,232

		TOTAL CHEMICALS AND ALLIED PRODUCTS	43,765,881

COAL MINING - 0.07%
14,807		Arch Coal, Inc	327,679
1,511		Massey Energy Co	42,142

		TOTAL COAL MINING	369,821

COMMUNICATIONS - 7.68%
549,331		AT&T, Inc	14,837,430
22,495		Cablevision Systems Corp (Class A)	534,256
56,971		CBS Corp (Class B)	686,501
3,101	*	Central European Media Enterprises Ltd (Class A)	106,209
27,735		CenturyTel, Inc	931,896
5,846	*	Clearwire Corp (Class A)	47,528
248,688		Comcast Corp (Class A)	4,200,340
17,739	*	Crown Castle International Corp	556,295
18,130	*	DISH Network Corp (Class A)	349,184
15,880		Frontier Communications Corp	119,735
5,506	*	IAC/InterActiveCorp	111,166
1,274	*	Leap Wireless International, Inc	24,907
146,685	*	Level 3 Communications, Inc	203,892
24,563	*	Liberty Global, Inc (Class A)	554,387
7,225	*	Liberty Media Corp - Capital (Series A)	151,147
48,454	*	Liberty Media Corp - Entertainment (Series A)	1,507,404
55,182	*	Liberty Media Holding Corp (Interactive A)	605,347
15,053	*	NII Holdings, Inc (Class B)	451,289
136,454		Qwest Communications International, Inc	519,890
3,308		Scripps Networks Interactive (Class A)	122,231
257,031	*	Sprint Nextel Corp	1,015,272
8,137		Telephone & Data Systems, Inc	252,328
32,861		Time Warner Cable, Inc	1,415,980
1,331	*	US Cellular Corp	52,002
265,565		Verizon Communications, Inc	8,038,653
50,715	*	Viacom, Inc (Class B)	1,422,049
23,371		Windstream Corp	236,748

		TOTAL COMMUNICATIONS	39,054,066

DEPOSITORY INSTITUTIONS - 13.07%
11,980		Associated Banc-Corp	136,812
8,535		Bancorpsouth, Inc	208,339
805,478		Bank of America Corp	13,628,688
4,512		Bank of Hawaii Corp	187,428
88,864		Bank of New York Mellon Corp	2,576,167

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

63,984		BB&T Corp	$1,742,924
1,212		BOK Financial Corp	56,140
1,414,171		Citigroup, Inc	6,844,588
3,955		City National Corp	153,968
13,980		Comerica, Inc	414,787
3,561		Commerce Bancshares, Inc	132,612
5,059		Cullen/Frost Bankers, Inc	261,247
75,544		Fifth Third Bancorp	765,261
545		First Citizens Bancshares, Inc (Class A)	86,710
19,689	*	First Horizon National Corp	260,488
13,677		First Niagara Financial Group, Inc	168,637
14,793		Fulton Financial Corp	108,876
18,766		Hudson City Bancorp, Inc	246,773
66,515		Huntington Bancshares, Inc	313,286
349,990		JPMorgan Chase & Co	15,336,562
83,435		Keycorp	542,328
6,938		M&T Bank Corp	432,376
36,119		Marshall & Ilsley Corp	291,480
31,123		New York Community Bancorp, Inc	355,425
32,235		People’s United Financial, Inc	501,577
42,917		PNC Financial Services Group, Inc	2,085,337
59,547		Popular, Inc	168,518
107,223		Regions Financial Corp	665,855
21,787		State Street Corp	1,145,996
46,749		SunTrust Banks, Inc	1,054,190
35,293		Synovus Financial Corp	132,349
11,460		TCF Financial Corp	149,438
6,610		TFS Financial Corp	78,659
177,441		US Bancorp	3,878,860
13,762		Valley National Bancorp	169,135
8,591		Washington Federal, Inc	144,844
377,263		Wells Fargo & Co	10,631,271
6,631		Whitney Holding Corp	63,260
6,576		Wilmington Trust Corp	93,379
11,255		Zions Bancorporation	202,252

		TOTAL DEPOSITORY INSTITUTIONS	66,416,822

EATING AND DRINKING PLACES - 0.02%
19,800		Wendy’s/Arby’s Group, Inc (Class A)	93,654

		TOTAL EATING AND DRINKING PLACES	93,654

EDUCATIONAL SERVICES - 0.00%**
514	*	Career Education Corp	12,531

		TOTAL EDUCATIONAL SERVICES	12,531

ELECTRIC, GAS, AND SANITARY SERVICES - 7.20%
11,673	*	AES Corp	172,994
7,273		AGL Resources, Inc	256,519
5,804		Allegheny Energy, Inc	153,922
10,235		Alliant Energy Corp	285,045
21,998		Ameren Corp	556,109

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

44,575		American Electric Power Co, Inc	$1,381,379
4,952		American Water Works Co, Inc	98,743
13,841		Aqua America, Inc	244,155
8,503		Atmos Energy Corp	239,615
15,604	*	Calpine Corp	179,758
5,040		Centerpoint Energy, Inc	62,647
20,969		CMS Energy Corp	280,985
25,937		Consolidated Edison, Inc	1,061,861
2,144		Constellation Energy Group, Inc	69,401
11,636	*	Covanta Holding Corp	197,812
55,172		Dominion Resources, Inc	1,903,435
9,828		DPL, Inc	256,511
15,152		DTE Energy Co	532,441
120,319		Duke Energy Corp	1,893,821
47,049	*	Dynegy, Inc (Class A)	119,975
30,461		Edison International	1,022,880
45,843		El Paso Corp	473,100
7,088		Energen Corp	305,493
18,536		Entergy Corp	1,480,285
56,245		Exelon Corp	2,790,878
27,979		FirstEnergy Corp	1,279,200
33,479		FPL Group, Inc	1,849,045
13,891		Great Plains Energy, Inc	249,343
8,165		Hawaiian Electric Industries, Inc	147,950
5,380		Integrys Energy Group, Inc	193,088
16,985		MDU Resources Group, Inc	354,137
12,932	*	Mirant Corp	212,473
6,380		National Fuel Gas Co	292,268
25,512		NiSource, Inc	354,362
16,222		Northeast Utilities	385,110
24,480	*	NRG Energy, Inc	690,091
9,942		NSTAR	316,354
12,088		NV Energy, Inc	140,100
9,314		OGE Energy Corp	308,107
9,660		Oneok, Inc	353,749
19,822		Pepco Holdings, Inc	294,951
34,407		PG&E Corp	1,393,139
10,164		Pinnacle West Capital Corp	333,582
26,352		Progress Energy, Inc	1,029,309
47,312		Public Service Enterprise Group, Inc	1,487,489
15,930		Questar Corp	598,331
32,135	*	Reliant Energy, Inc	229,444
20,418		Republic Services, Inc	542,506
11,311		SCANA Corp	394,754
22,919		Sempra Energy	1,141,595
73,121		Southern Co	2,315,743
10,296		Southern Union Co	214,054
19,923		TECO Energy, Inc	280,516
10,753		UGI Corp	269,470
7,805		Vectren Corp	179,827
2,816	*	Waste Connections, Inc	81,270
5,167		Waste Management, Inc	154,080
11,139		Westar Energy, Inc	217,322
54,639		Williams Cos, Inc	976,399
10,938		Wisconsin Energy Corp	494,069
43,266		Xcel Energy, Inc	832,438

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	36,605,429

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.48%
24,116	*	Advanced Micro Devices, Inc	$136,497
46,582	*	Atmel Corp	195,179
9,054	*	Avnet, Inc	235,132
5,339		AVX Corp	63,694
7,266	*	Ciena Corp	118,290
1,600	*	Cypress Semiconductor Corp	16,528
14,962		Eaton Corp	846,700
3,381	*	EchoStar Corp (Class A)	62,413
916	*	Energizer Holdings, Inc	60,767
11,843	*	Fairchild Semiconductor International, Inc	121,154
985,909		General Electric Co	16,188,625
2,240		Harman International Industries, Inc	75,891
2,503		Harris Corp	94,113
12,401	*	Integrated Device Technology, Inc	83,831
199,508		Intel Corp	3,904,372
3,769	*	International Rectifier Corp	73,458
5,687		Intersil Corp (Class A)	87,068
9,820	*	JDS Uniphase Corp	69,820
10,798		L-3 Communications Holdings, Inc	867,295
3,829		Lincoln Electric Holdings, Inc	181,686
58,486	*	LSI Logic Corp	321,088
4,643	*	Marvell Technology Group Ltd	75,170
4,419		Maxim Integrated Products, Inc	80,161
1,449		Microchip Technology, Inc	38,399
66,130	*	Micron Technology, Inc	542,266
10,760		Molex, Inc	224,669
200,704		Motorola, Inc	1,724,047
3,773	*	Novellus Systems, Inc	79,158
21,865	*	PMC - Sierra, Inc	209,029
2,660		Teleflex, Inc	128,505
36,070	*	Tellabs, Inc	249,604
3,371	*	Thomas & Betts Corp	101,400
13,653	*	Vishay Intertechnology, Inc	107,859
7,057		Whirlpool Corp	493,708

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	27,857,576

ENGINEERING AND MANAGEMENT SERVICES - 0.16%
15,555		KBR, Inc	362,276
4,874	*	SAIC, Inc	85,490
1,410	*	Shaw Group, Inc	45,247
7,103	*	URS Corp	310,046

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	803,059

FABRICATED METAL PRODUCTS - 0.76%
6,435		Aptargroup, Inc	240,412
3,406		Ball Corp	167,575
10,467		Commercial Metals Co	187,359
2,150		Crane Co	55,492
41,960		Illinois Tool Works, Inc	1,792,111
14,830		Parker Hannifin Corp	768,787

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,395		Pentair, Inc	$188,780
3,768		Snap-On, Inc	130,976
7,333		Stanley Works	313,046

		TOTAL FABRICATED METAL PRODUCTS	3,844,538

FOOD AND KINDRED PRODUCTS - 3.07%
26,010		Archer Daniels Midland Co	760,012
12,434		Bunge Ltd	778,493
5,832		Campbell Soup Co	190,240
46,150		Coca-Cola Co	2,478,256
4,273		Coca-Cola Enterprises, Inc	91,485
41,811		ConAgra Foods, Inc	906,462
17,729	*	Constellation Brands, Inc (Class A)	268,594
7,081		Corn Products International, Inc	201,950
18,454		Del Monte Foods Co	213,697
23,780	*	Dr Pepper Snapple Group, Inc	683,675
1,189		Flowers Foods, Inc	31,259
18,138		General Mills, Inc	1,167,725
5,387		H.J. Heinz Co	214,133
6,629		Hershey Co	257,603
6,169		Hormel Foods Corp	219,123
11,246		J.M. Smucker Co	596,150
137,743		Kraft Foods, Inc (Class A)	3,618,510
1,700		Mead Johnson Nutrition Co	76,687
11,668		Molson Coors Brewing Co (Class B)	567,998
2,535		Pepsi Bottling Group, Inc	92,375
5,105		PepsiAmericas, Inc	145,799
5,359	*	Ralcorp Holdings, Inc	313,341
16,206		Reynolds American, Inc	721,491
47,145		Sara Lee Corp	525,195
10,398	*	Smithfield Foods, Inc	143,492
27,883		Tyson Foods, Inc (Class A)	352,162

		TOTAL FOOD AND KINDRED PRODUCTS	15,615,907

FOOD STORES - 0.27%
10,528		Kroger Co	217,298
39,292		Safeway, Inc	774,838
21,053		Supervalu, Inc	317,058
1,498	*	Whole Foods Market, Inc	45,674

		TOTAL FOOD STORES	1,354,868

FORESTRY - 0.18%
4,068		Rayonier, Inc	166,422
19,744		Weyerhaeuser Co	723,617

		TOTAL FORESTRY	890,039

FURNITURE AND FIXTURES - 0.10%
3,426		Hill-Rom Holdings, Inc	74,618
3,581	*	Kinetic Concepts, Inc	132,425
5,336		Leggett & Platt, Inc	103,518
17,115		Masco Corp	221,127

		TOTAL FURNITURE AND FIXTURES	531,688

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.06%
1,778	*	GameStop Corp (Class A)	$47,064
9,794		RadioShack Corp	162,286
5,087		Williams-Sonoma, Inc	102,910

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	312,260

GENERAL BUILDING CONTRACTORS - 0.30%
27,195		DR Horton, Inc	310,295
6,376		KB Home	105,905
13,492		Lennar Corp (Class A)	192,261
2,075		MDC Holdings, Inc	72,086
443	*	NVR, Inc	282,355
27,918	*	Pulte Homes, Inc	306,819
12,349	*	Toll Brothers, Inc	241,299

		TOTAL GENERAL BUILDING CONTRACTORS	1,511,020

GENERAL MERCHANDISE STORES - 0.41%
7,114	*	Big Lots, Inc	177,992
4,768	*	BJ’s Wholesale Club, Inc	172,697
20,650		JC Penney Co, Inc	696,938
39,308		Macy’s, Inc	718,943
4,484	*	Sears Holdings Corp	292,850

		TOTAL GENERAL MERCHANDISE STORES	2,059,420

HEALTH SERVICES - 0.42%
3,816		AmerisourceBergen Corp	85,402
4,587		Brookdale Senior Living, Inc	83,162
4,150	*	Community Health Systems, Inc	132,510
9,617	*	Coventry Health Care, Inc	191,955
5,242	*	LifePoint Hospitals, Inc	141,849
1,600	*	Lincare Holdings, Inc	50,000
12,874		McKesson Corp	766,647
6,177		Omnicare, Inc	139,106
3,253	*	Pediatrix Medical Group, Inc	178,655
14,322	*	Tenet Healthcare Corp	84,213
4,224		Universal Health Services, Inc (Class B)	261,592

		TOTAL HEALTH SERVICES	2,115,091

HOLDING AND OTHER INVESTMENT OFFICES - 3.61%
3,340		Alexandria Real Estate Equities, Inc	181,529
13,878		AMB Property Corp	318,500
51,464		Annaly Mortgage Management, Inc	933,556
12,501		Apartment Investment & Management Co (Class A)	184,390
7,409		AvalonBay Communities, Inc	538,857
12,722		Boston Properties, Inc	833,927
12,789		Brandywine Realty Trust	141,191
5,189		BRE Properties, Inc (Class A)	162,416
6,111		Camden Property Trust	246,273

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,668		Corporate Office Properties Trust	$209,036
12,100		Douglas Emmett, Inc	148,588
20,198		Duke Realty Corp	242,578
25,163		Equity Residential	772,504
2,472		Essex Property Trust, Inc	196,722
4,632		Federal Realty Investment Trust	284,266
16,382		HCP, Inc	470,819
5,060		Health Care REIT, Inc	210,597
11,089		Hospitality Properties Trust	225,883
57,139		Host Marriott Corp	672,526
20,445		HRPT Properties Trust	153,746
84,640		iShares Russell 1000 Value Index Fund	4,696,673
35,817		Kimco Realty Corp	467,054
10,382		Liberty Property Trust	337,726
7,566		Macerich Co	229,477
6,894		Mack-Cali Realty Corp	222,883
2,307		Nationwide Health Properties, Inc	71,494
9,753		Plum Creek Timber Co, Inc	298,832
41,665		Prologis	496,647
9,358		Realty Income Corp	240,033
7,795		Regency Centers Corp	288,805
10,864		Senior Housing Properties Trust	207,611
12,694		Simon Property Group, Inc	881,344
7,672		SL Green Realty Corp	336,417
4,792		Taubman Centers, Inc	172,895
13,950		UDR, Inc	219,573
14,394		Ventas, Inc	554,169
27,286		Virgin Media, Inc	379,821
14,107		Vornado Realty Trust	908,632
900		WABCO Holdings, Inc	18,900
9,337		Weingarten Realty Investors	185,993

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,342,883

HOTELS AND OTHER LODGING PLACES - 0.37%
5,214		Boyd Gaming Corp	56,989
1,671		Choice Hotels International, Inc	51,901
7,774	*	Las Vegas Sands Corp	130,914
14,238		Marriott International, Inc (Class A)	392,826
11,692	*	MGM Mirage	140,772
14,077		Starwood Hotels & Resorts Worldwide, Inc	464,964
10,637		Wyndham Worldwide Corp	173,596
6,433	*	Wynn Resorts Ltd	456,035

		TOTAL HOTELS AND OTHER LODGING PLACES	1,867,997

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.55%
8,336	*	AGCO Corp	230,324
124,132		Applied Materials, Inc	1,663,369
5,425		Black & Decker Corp	251,123
25,777	*	Brocade Communications Systems, Inc	202,607
5,248		Bucyrus International, Inc (Class A)	186,934
4,022		Carlisle Cos, Inc	136,386
28,122		Caterpillar, Inc	1,443,502
12,586		Cummins, Inc	563,979
29,750		Deere & Co	1,276,870

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

740		Diebold, Inc	$24,368
4,749		Dover Corp	184,071
168,669	*	EMC Corp	2,874,121
5,022	*	Gardner Denver, Inc	175,167
3,831		Graco, Inc	106,770
50,472		Hewlett-Packard Co	2,382,783
2,986		IDEX Corp	83,459
4,411		International Game Technology	94,748
15,178		ITT Industries, Inc	791,533
8,493		Jabil Circuit, Inc	113,891
25,108		Johnson Controls, Inc	641,760
1,135		Joy Global, Inc	55,547
7,300		Kennametal, Inc	179,653
7,773	*	Lexmark International, Inc (Class A)	167,430
14,320		Manitowoc Co, Inc	135,610
26,647		Northrop Grumman Corp	1,378,982
5,262	*	Oil States International, Inc	184,854
18,801		Pitney Bowes, Inc	467,205
8,228		Raytheon Co	394,697
10,590	*	SanDisk Corp	229,803
4,401		Seagate Technology, Inc	66,939
4,636		SPX Corp	284,048
2,997	*	Teradata Corp	82,477
9,964	*	Terex Corp	206,554
26,050		Textron, Inc	494,429
8,714		Timken Co	204,169
2,324	*	Western Digital Corp	84,896
900	*	Zebra Technologies Corp (Class A)	23,337

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	18,068,395

INSTRUMENTS AND RELATED PRODUCTS - 1.40%
90,464	*	Boston Scientific Corp	958,014
16,225	*	CareFusion Corp	353,705
4,001		Cooper Cos, Inc	118,950
9,108		Danaher Corp	613,151
1,841		Garmin Ltd	69,479
4,006		Hillenbrand, Inc	81,602
20,857	*	Hologic, Inc	340,803
251	*	Itron, Inc	16,099
15,815		Kla-Tencor Corp	567,126
8,228		PerkinElmer, Inc	158,307
12,103		Rockwell Automation, Inc	515,588
1,142		Roper Industries, Inc	58,219
36,048	*	Thermo Electron Corp	1,574,216
81,149		Xerox Corp	628,093
19,786	*	Zimmer Holdings, Inc	1,057,562

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,110,914

INSURANCE AGENTS, BROKERS AND SERVICE - 0.64%
26,150		AON Corp	1,064,044
657		Arthur J. Gallagher & Co	16,011
2,879		Brown & Brown, Inc	55,162
30,116		Hartford Financial Services Group, Inc	798,074
45,470		Marsh & McLennan Cos, Inc	1,124,472
710		White Mountains Insurance Group Ltd	217,977

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,275,740

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 5.43%
32,167		Aetna, Inc	$895,208
559	*	Alleghany Corp	144,809
4,573		Allied World Assurance Holdings Ltd	219,184
50,138		Allstate Corp	1,535,226
7,977		American Financial Group, Inc	203,414
7,276		American International Group, Inc	320,944
1,435		American National Insurance Co	122,262
5,113	*	Arch Capital Group Ltd	345,332
7,297		Aspen Insurance Holdings Ltd	193,152
11,069		Assurant, Inc	354,872
9,206		Axis Capital Holdings Ltd	277,837
33,035		Chubb Corp	1,665,294
23,549		Cigna Corp	661,491
13,045		Cincinnati Financial Corp	339,040
1,314		CNA Financial Corp	31,720
2,945		Endurance Specialty Holdings Ltd	107,404
806		Erie Indemnity Co (Class A)	30,193
5,849		Everest Re Group Ltd	512,957
18,049		Fidelity National Title Group, Inc (Class A)	272,179
8,477		First American Corp	274,400
23,982		Genworth Financial, Inc (Class A)	286,585
4,255		Hanover Insurance Group, Inc	175,859
10,114		HCC Insurance Holdings, Inc	276,618
9,600	*	Health Net, Inc	147,840
10,273	*	Humana, Inc	383,183
10,806	*	Leucadia National Corp	267,124
19,530		Lincoln National Corp	506,022
30,663		Loews Corp	1,050,208
884	*	Markel Corp	291,561
15,121	*	MBIA, Inc	117,339
2,689		Mercury General Corp	97,288
53,918		Metlife, Inc	2,052,658
1,394		Odyssey Re Holdings Corp	90,345
22,477		Old Republic International Corp	273,770
1,774		OneBeacon Insurance Group Ltd (Class A)	24,375
5,531		PartnerRe Ltd	425,555
56,995		Progressive Corp	944,977
7,997		Protective Life Corp	171,296
21,066		Prudential Financial, Inc	1,051,404
6,646		Reinsurance Group of America, Inc (Class A)	296,412
5,651		RenaissanceRe Holdings Ltd	309,449
4,382		Stancorp Financial Group, Inc	176,901
7,508		Torchmark Corp	326,072
2,294		Transatlantic Holdings, Inc	115,090
54,665		Travelers Cos, Inc	2,691,158
110,521		UnitedHealth Group, Inc	2,767,446
4,466		Unitrin, Inc	87,042
31,072		UnumProvident Corp	666,184
8,135		Validus Holdings Ltd	209,883
8,136		W.R. Berkley Corp	205,678
41,981	*	WellPoint, Inc	1,988,220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

126		Wesco Financial Corp	$41,013
31,877		XL Capital Ltd (Class A)	556,572

		TOTAL INSURANCE CARRIERS	27,578,045

JUSTICE, PUBLIC ORDER AND SAFETY - 0.04%
9,053	*	Corrections Corp of America	205,050

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	205,050

METAL MINING - 0.33%
11,478		Cleveland-Cliffs, Inc	371,428
15,145		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,039,098
2,728		Royal Gold, Inc	124,397
4,185		Southern Copper Corp	128,438

		TOTAL METAL MINING	1,663,361

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
1,692		Armstrong World Industries, Inc	58,306
4,560		Hasbro, Inc	126,540
373	*	Intrepid Potash, Inc	8,799
8,218		Jarden Corp	230,680
7,250		Mattel, Inc	133,835

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	558,160

MISCELLANEOUS RETAIL - 0.77%
2,660		Barnes & Noble, Inc	59,105
94,573		CVS Corp	3,380,040
20,228	*	Office Depot, Inc	133,909
59,749	*	Rite Aid Corp	97,988
8,150		Signet Jewelers Ltd	214,590
874		Tiffany & Co	33,675

		TOTAL MISCELLANEOUS RETAIL	3,919,307

MOTION PICTURES - 1.23%
2,340	*	Discovery Communications, Inc (Class C)	60,910
7,324	*	DreamWorks Animation SKG, Inc (Class A)	260,515
2,811	*	Macrovision Solutions Corp	94,450
212,924		News Corp (Class A)	2,552,959
3,499		Regal Entertainment Group (Class A)	43,108
111,827		Time Warner, Inc	3,218,380

		TOTAL MOTION PICTURES	6,230,322

NONDEPOSITORY INSTITUTIONS - 1.04%
77,469		American Express Co	2,626,198
5,629	*	AmeriCredit Corp	88,882
30,537		Capital One Financial Corp	1,091,087
21,518		CapitalSource, Inc	93,388
60,446		Chimera Investment Corp	230,904
43,070		CIT Group, Inc	52,115
49,251		Discover Financial Services	799,344

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

34,764	*	SLM Corp	$303,142
382		Student Loan Corp	17,725

		TOTAL NONDEPOSITORY INSTITUTIONS	5,302,785

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
1,585		Compass Minerals International, Inc	97,668
11,312		Vulcan Materials Co	611,640

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	709,308

OIL AND GAS EXTRACTION - 7.43%
46,481		Anadarko Petroleum Corp	2,915,753
31,346		Apache Corp	2,878,503
1,532	*	Atwood Oceanics, Inc	54,034
27,201		Baker Hughes, Inc	1,160,395
26,394		BJ Services Co	512,835
10,037		Cabot Oil & Gas Corp	358,823
58,485		Chesapeake Energy Corp	1,660,974
7,819		Cimarex Energy Co	338,719
3,850	*	Comstock Resources, Inc	154,308
7,385	*	Concho Resources, Inc	268,223
1,438	*	Continental Resources, Inc	56,326
22,431	*	Denbury Resources, Inc	339,381
41,457		Devon Energy Corp	2,791,300
4,755	*	Encore Acquisition Co	177,837
9,631		ENSCO International, Inc	409,703
23,558		EOG Resources, Inc	1,967,329
1,484	*	EXCO Resources, Inc	27,736
3,026	*	Exterran Holdings, Inc	71,837
6,353	*	Forest Oil Corp	124,328
83,861		Halliburton Co	2,274,310
9,964	*	Helix Energy Solutions Group, Inc	149,261
6,558		Helmerich & Payne, Inc	259,238
1,639	*	Mariner Energy, Inc	23,241
26,822	*	Nabors Industries Ltd	560,580
39,090	*	National Oilwell Varco, Inc	1,685,952
12,552	*	Newfield Exploration Co	534,213
16,324		Noble Energy, Inc	1,076,731
75,807		Occidental Petroleum Corp	5,943,269
11,819		Patterson-UTI Energy, Inc	178,467
10,268		Pioneer Natural Resources Co	372,626
5,735	*	Plains Exploration & Production Co	158,630
8,289	*	Pride International, Inc	252,317
12,433		Range Resources Corp	613,693
8,390		Rowan Cos, Inc	193,557
61,079		Schlumberger Ltd	3,640,308
1,953	*	SEACOR Holdings, Inc	159,423
552	*	Seahawk Drilling, Inc	17,162
8,009		Smith International, Inc	229,858
4,241		St. Mary Land & Exploration Co	137,663
7,044	*	Superior Energy Services	158,631
5,119		Tidewater, Inc	241,054
3,685	*	Unit Corp	152,006
4,585	*	Whiting Petroleum Corp	264,004
54,154		XTO Energy, Inc	2,237,643

		TOTAL OIL AND GAS EXTRACTION	37,782,181

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.51%
9,966		Bemis Co	$258,219
3,131		Greif, Inc (Class A)	172,362
39,705		International Paper Co	882,642
5,153		Kimberly-Clark Corp	303,924
16,217		MeadWestvaco Corp	361,801
8,606		Packaging Corp of America	175,562
9,928		Sonoco Products Co	273,417
9,590		Temple-Inland, Inc	157,468

		TOTAL PAPER AND ALLIED PRODUCTS	2,585,395

PERSONAL SERVICES - 0.11%
10,613		Cintas Corp	321,680
24,298		Service Corp International	170,329
2,712		Weight Watchers International, Inc	74,417

		TOTAL PERSONAL SERVICES	566,426

PETROLEUM AND COAL PRODUCTS - 9.64%
6,240		Ashland, Inc	269,693
186,651		Chevron Corp	13,145,830
138,541		ConocoPhillips	6,256,512
337,107		Exxon Mobil Corp	23,128,911
2,035		Frontier Oil Corp	28,327
27,078		Hess Corp	1,447,590
66,190		Marathon Oil Corp	2,111,461
17,995		Murphy Oil Corp	1,035,972
11,212	*	SandRidge Energy, Inc	145,308
10,454		Sunoco, Inc	297,416
7,406		Tesoro Corp	110,942
53,147		Valero Energy Corp	1,030,520

		TOTAL PETROLEUM AND COAL PRODUCTS	49,008,482

PIPELINES, EXCEPT NATURAL GAS - 0.23%
60,532		Spectra Energy Corp	1,146,476

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,146,476

PRIMARY METAL INDUSTRIES - 0.90%
9,844		AK Steel Holding Corp	194,222
48,422		Alcoa, Inc	635,297
8,833		Allegheny Technologies, Inc	309,067
4,081		Carpenter Technology Corp	95,455
8,593	*	CommScope, Inc	257,188
20,456		Corning, Inc	313,181
5,385	*	General Cable Corp	210,823
4,462		Hubbell, Inc (Class B)	187,404
29,327		Nucor Corp	1,378,661
434		Schnitzer Steel Industries, Inc (Class A)	23,111
19,474		Steel Dynamics, Inc	298,731

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,632		Titanium Metals Corp	$82,781
13,227		United States Steel Corp	586,882

		TOTAL PRIMARY METAL INDUSTRIES	4,572,803

PRINTING AND PUBLISHING - 0.19%
20,974		Gannett Co, Inc	262,385
3,228		Meredith Corp	96,646
8,733		New York Times Co (Class A)	70,912
13,731		R.R. Donnelley & Sons Co	291,922
556		Washington Post Co (Class B)	260,252

		TOTAL PRINTING AND PUBLISHING	982,117

RAILROAD TRANSPORTATION - 1.22%
24,688		Burlington Northern Santa Fe Corp	1,970,843
36,591		CSX Corp	1,531,699
5,416	*	Kansas City Southern Industries, Inc	143,470
29,855		Norfolk Southern Corp	1,287,049
21,612		Union Pacific Corp	1,261,060

		TOTAL RAILROAD TRANSPORTATION	6,194,121

REAL ESTATE - 0.07%
11,761		Forest City Enterprises, Inc (Class A)	157,245
3,875		Jones Lang LaSalle, Inc	183,558

		TOTAL REAL ESTATE	340,803

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
20,977		Newell Rubbermaid, Inc	329,129
14,889		Sealed Air Corp	292,271

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	621,400

SECURITY AND COMMODITY BROKERS - 3.41%
21,966		Ameriprise Financial, Inc	798,025
1,201		BlackRock, Inc	260,401
4,779		Broadridge Financial Solutions, Inc	96,058
5,834		CME Group, Inc	1,797,980
538		Federated Investors, Inc (Class B)	14,187
7,970		Franklin Resources, Inc	801,782
44,044		Goldman Sachs Group, Inc	8,119,511
3,670	*	Interactive Brokers Group, Inc (Class A)	72,923
35,261		Invesco Ltd	802,540
3,580	*	Investment Technology Group, Inc	99,954
2,134		Janus Capital Group, Inc	30,260
2,543	*	Jefferies Group, Inc	69,246
14,903		Legg Mason, Inc	462,440
97,633		Morgan Stanley	3,014,907
6,793	*	Nasdaq Stock Market, Inc	142,993
18,095		NYSE Euronext	522,765
9,358		Raymond James Financial, Inc	217,854

		TOTAL SECURITY AND COMMODITY BROKERS	17,323,826

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SPECIAL TRADE CONTRACTORS - 0.08%
18,435	*	Quanta Services, Inc	$407,967

		TOTAL SPECIAL TRADE CONTRACTORS	407,967

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
2,470		Martin Marietta Materials, Inc	227,413
4,318	*	Owens Corning, Inc	96,939
2,844	*	Owens-Illinois, Inc	104,944
4,483	*	USG Corp	77,018

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	506,314

TEXTILE MILL PRODUCTS - 0.05%
5,152	*	Mohawk Industries, Inc	245,699

		TOTAL TEXTILE MILL PRODUCTS	245,699

TOBACCO PRODUCTS - 0.15%
14,137		Fortune Brands, Inc	607,608
2,076		Lorillard, Inc	154,247

		TOTAL TOBACCO PRODUCTS	761,855

TRANSPORTATION BY AIR - 0.52%
29,062		FedEx Corp	2,186,044
48,557		Southwest Airlines Co	466,147

		TOTAL TRANSPORTATION BY AIR	2,652,191

TRANSPORTATION EQUIPMENT - 1.97%
8,344		Autoliv, Inc	280,358
5,675	*	BE Aerospace, Inc	114,295
62,292		Boeing Co	3,373,111
1,308	*	Federal Mogul Corp (Class A)	15,788
290,320	*	Ford Motor Co	2,093,207
29,166		General Dynamics Corp	1,884,124
14,377		Genuine Parts Co	547,189
21,819		Harley-Davidson, Inc	501,837
1,955		Harsco Corp	69,227
8,893		Oshkosh Truck Corp	275,060
2,452		Paccar, Inc	92,465
6,529	*	Spirit Aerosystems Holdings, Inc (Class A)	117,914
1,594		Thor Industries, Inc	49,334
7,580		Trinity Industries, Inc	130,300
4,808	*	TRW Automotive Holdings Corp	80,534
6,484		United Technologies Corp	395,070

		TOTAL TRANSPORTATION EQUIPMENT	10,019,813

TRANSPORTATION SERVICES - 0.02%
2,420		GATX Corp	67,639
1,400		UTI Worldwide, Inc	20,272

		TOTAL TRANSPORTATION SERVICES	87,911

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TRUCKING AND WAREHOUSING - 0.02%
3,128		Con-way, Inc	$119,865

		TOTAL TRUCKING AND WAREHOUSING	119,865

WATER TRANSPORTATION - 0.28%
4,299		Alexander & Baldwin, Inc	137,955
22,161		Carnival Corp	737,518
4,391		Frontline Ltd	102,705
3,702	*	Kirby Corp	136,308
2,149		Overseas Shipholding Group, Inc	80,308
8,194	*	Royal Caribbean Cruises Ltd	197,312
2,124		Teekay Corp	46,452

		TOTAL WATER TRANSPORTATION	1,438,558

WHOLESALE TRADE-DURABLE GOODS - 0.20%
6,314	*	Arrow Electronics, Inc	177,739
1,015		BorgWarner, Inc	30,714
600	*	Emdeon, Inc	9,720
15,313	*	Ingram Micro, Inc (Class A)	258,024
6,275		Reliance Steel & Aluminum Co	267,063
4,721	*	Tech Data Corp	196,441
1,812	*	WESCO International, Inc	52,186

		TOTAL WHOLESALE TRADE-DURABLE GOODS	991,887

WHOLESALE TRADE-NONDURABLE GOODS - 0.36%
7,305		Airgas, Inc	353,343
1,436		Brown-Forman Corp (Class B)	69,244
33,550		Cardinal Health, Inc	899,140
4,588	*	Central European Distribution Corp	150,303
11,670	*	Endo Pharmaceuticals Holdings, Inc	264,092
2,730		Terra Industries, Inc	94,649
1,100		Valhi, Inc	13,332

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,844,103

		TOTAL COMMON STOCKS	497,843,140

		(Cost $598,622,252)

		TOTAL PORTFOLIO - 97.95%	497,843,140
		(Cost $598,622,252)
		OTHER ASSETS AND LIABILITIES, NET - 2.05%	10,444,861

		NET ASSETS - 100.00%	$508,288,001

*	Non-income producing.

**	Percentage represents less than 0.01%.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.24%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
5,158	*	Chiquita Brands International, Inc	$83,353
406		Griffin Land & Nurseries, Inc (Class A)	12,992

		TOTAL AGRICULTURAL PRODUCTION-CROPS	96,345

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,783		Cal-Maine Foods, Inc	47,731
45		Seaboard Corp	58,501

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	106,232

AGRICULTURAL SERVICES - 0.00%**
1,229	*	Cadiz, Inc	14,379
1,132		Calavo Growers, Inc	21,485

		TOTAL AGRICULTURAL SERVICES	35,864

AMUSEMENT AND RECREATION SERVICES - 0.60%
7,056	*	Bally Technologies, Inc	270,739
1,228		Churchill Downs, Inc	47,278
1,156		Dover Downs Gaming & Entertainment, Inc	6,589
41,833	*	Electronic Arts, Inc	796,919
4,072		International Speedway Corp (Class A)	112,265
2,461	*	Lakes Entertainment, Inc	8,269
5,202	*	Life Time Fitness, Inc	145,916
10,888	*	Live Nation, Inc	89,173
3,462	*	Multimedia Games, Inc	17,725
8,685	*	Penn National Gaming, Inc	240,227
7,662	*	Pinnacle Entertainment, Inc	78,076
1,944		Speedway Motorsports, Inc	27,974
4,032	*	Ticketmaster	47,134
1,639	*	Town Sports International Holdings, Inc	4,114
240,425		Walt Disney Co	6,602,070
5,014	*	Warner Music Group Corp	27,727
5,811	*	WMS Industries, Inc	258,939
2,876		World Wrestling Entertainment, Inc (Class A)	40,293
3,845	*	Youbet.com, Inc	8,075

		TOTAL AMUSEMENT AND RECREATION SERVICES	8,829,502

APPAREL AND ACCESSORY STORES - 0.68%
11,391		Abercrombie & Fitch Co (Class A)	374,536
8,750	*	Aeropostale, Inc	380,363

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,389	*	American Apparel, Inc	$22,425
21,814		American Eagle Outfitters, Inc	367,784
8,262	*	AnnTaylor Stores Corp	131,283
4,038		Bebe Stores, Inc	29,720
5,717		Brown Shoe Co, Inc	45,850
3,222		Buckle, Inc	109,999
7,460	*	Carter’s, Inc	199,182
3,184		Cato Corp (Class A)	64,603
16,258	*	Charming Shoppes, Inc	79,827
22,932	*	Chico’s FAS, Inc	298,116
3,097	*	Children’s Place Retail Stores, Inc	92,786
4,003		Christopher & Banks Corp	27,100
1,882	*	Citi Trends, Inc	53,581
8,663	*	Collective Brands, Inc	150,130
637	*	Destination Maternity Corp	11,549
5,364	*	Dress Barn, Inc	96,177
1,563	*	DSW, Inc (Class A)	24,961
5,452		Finish Line, Inc (Class A)	55,392
20,037		Foot Locker, Inc	239,442
62,430		Gap, Inc	1,336,002
12,272	*	Hanesbrands, Inc	262,621
5,396	*	Hot Topic, Inc	40,416
6,524	*	J Crew Group, Inc	233,690
2,631	*	JOS A Bank Clothiers, Inc	117,790
39,572	*	Kohl’s Corp	2,257,582
34,300		Limited Brands, Inc	582,757
5,120	*	Lululemon Athletica, Inc	116,480
4,007	*	New York & Co, Inc	20,516
21,425		Nordstrom, Inc	654,320
7,321	*	Pacific Sunwear Of California, Inc	37,703
16,458		Ross Stores, Inc	786,199
677	*	Shoe Carnival, Inc	10,439
4,465		Stage Stores, Inc	57,866
2,472		Talbots, Inc	22,817
4,734	*	Tween Brands, Inc	39,718
4,291	*	Under Armour, Inc (Class A)	119,419
16,578	*	Urban Outfitters, Inc	500,158
14,690	*	Wet Seal, Inc (Class A)	55,528

		TOTAL APPAREL AND ACCESSORY STORES	10,106,827

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
1,435		Columbia Sportswear Co	59,065
1,373	*	G-III Apparel Group Ltd	19,428
7,551		Guess ?, Inc	279,689
3,795	*	Gymboree Corp	183,602
11,188		Jones Apparel Group, Inc	200,601
12,327		Liz Claiborne, Inc	60,772
3,770	*	Maidenform Brands, Inc	60,546
46,664		Nike, Inc (Class B)	3,019,161
6,714		Phillips-Van Heusen Corp	287,292
6,989		Polo Ralph Lauren Corp (Class A)	535,497

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,824	*	Quiksilver, Inc	$54,516
3,556	*	True Religion Apparel, Inc	92,207
11,301		VF Corp	818,531
5,846	*	Warnaco Group, Inc	256,406

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,927,313

AUTO REPAIR, SERVICES AND PARKING - 0.06%
1,027	*	Amerco, Inc	47,098
3,281	*	Dollar Thrifty Automotive Group, Inc	80,680
24,212	*	Hertz Global Holdings, Inc	262,216
1,859	*	Midas, Inc	17,475
2,494		Monro Muffler, Inc	79,284
7,269		Ryder System, Inc	283,927
655	*	Standard Parking Corp	11,456
4,999	*	Wright Express Corp	147,520

		TOTAL AUTO REPAIR, SERVICES AND PARKING	929,656

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.21%
12,360		Advance Auto Parts	485,501
1,107	*	America’s Car-Mart, Inc	26,513
4,858		Asbury Automotive Group, Inc	61,599
9,434	*	Autonation, Inc	170,567
3,954	*	Autozone, Inc	578,154
28,613	*	Carmax, Inc	598,012
8,658	*	Copart, Inc	287,532
2,205	*	Lithia Motors, Inc (Class A)	34,376
17,598	*	O’Reilly Automotive, Inc	635,991
4,582		Penske Auto Group, Inc	87,883
4,447	*	Rush Enterprises, Inc (Class A)	57,455
3,416		Sonic Automotive, Inc (Class A)	35,868

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,059,451

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.72%
1,660	*	Builders FirstSource, Inc	7,238
17,048		Fastenal Co	659,757
220,302		Home Depot, Inc	5,868,845
191,220		Lowe’s Cos, Inc	4,004,147
1,833	*	Lumber Liquidators, Inc	39,758

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,579,745

BUSINESS SERVICES - 7.79%
50,225	*	3Com Corp	262,677
2,306	*	3D Systems Corp	21,284
6,016		Aaron Rents, Inc	158,822
5,943		ABM Industries, Inc	125,041
4,220	*	Acacia Research (Acacia Technologies)	36,756
5,152	*	ACI Worldwide, Inc	77,950
5,931	*	ActivIdentity Corp	16,429

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

72,535	*	Activision Blizzard, Inc	$898,709
5,201	*	Actuate Corp	30,062
8,820		Acxiom Corp	83,437
2,891		Administaff, Inc	75,947
68,155	*	Adobe Systems, Inc	2,251,841
1,847	*	Advent Software, Inc	74,342
11,645	*	Affiliated Computer Services, Inc (Class A)	630,810
6,340		Aircastle Ltd	61,308
22,428	*	Akamai Technologies, Inc	441,383
6,950	*	Alliance Data Systems Corp	424,506
25,435	*	Amdocs Ltd	683,693
4,199	*	American Reprographics Co	39,974
2,477		American Software, Inc (Class A)	16,175
4,375	*	AMICAS, Inc	15,750
4,551	*	AMN Healthcare Services, Inc	43,280
11,367	*	Ansys, Inc	425,921
3,422	*	APAC Customer Services, Inc	20,224
3,227		Arbitron, Inc	66,993
903	*	ArcSight, Inc	21,735
11,758	*	Ariba, Inc	136,393
17,423	*	Art Technology Group, Inc	67,253
1,920	*	Asset Acceptance Capital Corp	13,920
4,350	*	athenahealth, Inc	166,910
29,651	*	Autodesk, Inc	705,694
65,466		Automatic Data Processing, Inc	2,572,813
13,896	*	Avis Budget Group, Inc	185,651
5,429	*	Avocent Corp	110,046
1,044		Barrett Business Services, Inc	11,046
6,174		BGC Partners, Inc (Class A)	26,425
5,683		Blackbaud, Inc	131,846
4,359	*	Blackboard, Inc	164,683
5,148	*	Blue Coat Systems, Inc	116,293
24,001	*	BMC Software, Inc	900,758
3,261	*	Bottomline Technologies, Inc	42,067
12,010	*	BPZ Energy, Inc	90,315
6,283		Brady Corp (Class A)	180,448
5,872		Brink’s Co	158,016
5,933	*	Brink’s Home Security Holdings, Inc	182,677
50,111		CA, Inc	1,101,941
3,848	*	CACI International, Inc (Class A)	181,895
33,680	*	Cadence Design Systems, Inc	247,211
4,397	*	CAI International, Inc	32,406
3,314	*	Callidus Software, Inc	9,975
1,948	*	Capella Education Co	131,178
4,718	*	Cavium Networks, Inc	101,295
5,729	*	CBIZ, Inc	42,738
8,775	*	Cerner Corp	656,370
3,010	*	Chordiant Software, Inc	11,709
8,966	*	Ciber, Inc	35,864
23,651	*	Citrix Systems, Inc	927,829
4,845	*	Clear Channel Outdoor Holdings, Inc (Class A)	33,915
1,190	*	Clinical Data, Inc	19,837

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,861	*	Cogent Communications Group, Inc	$66,229
5,264	*	Cogent, Inc	53,166
5,105		Cognex Corp	83,620
37,700	*	Cognizant Technology Solutions Corp (Class A)	1,457,482
5,497	*	Commvault Systems, Inc	114,063
2,725		Compass Diversified Trust	28,531
2,786	*	Compellent Technologies, Inc	50,287
1,794		Computer Programs & Systems, Inc	74,290
19,549	*	Computer Sciences Corp	1,030,428
1,871	*	Computer Task Group, Inc	15,174
30,443	*	Compuware Corp	223,147
1,291	*	COMSYS IT Partners, Inc	8,262
5,175	*	Concur Technologies, Inc	205,758
3,121	*	Constant Contact, Inc	60,079
13,147	*	Convergys Corp	130,681
2,579	*	CoStar Group, Inc	106,306
4,368	*	CSG Systems International, Inc	69,932
9,087	*	Cybersource Corp	151,480
4,697	*	DealerTrack Holdings, Inc	88,820
3,070	*	Deltek, Inc	23,608
6,239		Deluxe Corp	106,687
2,577	*	Dice Holdings, Inc	16,905
5,095	*	Digital River, Inc	205,430
3,290	*	DivX, Inc	17,963
1,756	*	Double-Take Software, Inc	17,894
4,982	*	DST Systems, Inc	223,194
1,140	*	Dynamics Research Corp	14,843
3,452	*	DynCorp International, Inc (Class A)	62,136
14,721		Earthlink, Inc	123,804
144,175	*	eBay, Inc	3,403,972
711	*	Ebix, Inc	39,361
4,143	*	Echelon Corp	53,320
7,488	*	Eclipsys Corp	144,518
1,833		Electro Rent Corp	21,116
6,726	*	Electronics for Imaging, Inc	75,802
892	*	eLoyalty Corp	7,145
6,019	*	Epicor Software Corp	38,341
4,863	*	EPIQ Systems, Inc	70,514
16,400		Equifax, Inc	477,896
11,329	*	Evergreen Energy, Inc	7,024
2,092	*	ExlService Holdings, Inc	31,087
24,217	*	Expedia, Inc	579,997
10,315	*	F5 Networks, Inc	408,783
5,375		Factset Research Systems, Inc	356,040
5,966		Fair Isaac Corp	128,209
4,355	*	FalconStor Software, Inc	21,644
24,756		Fidelity National Information Services, Inc	631,526
1,134	*	First Advantage Corp (Class A)	21,036
20,204	*	Fiserv, Inc	973,832
2,430	*	Forrester Research, Inc	64,735
7,691	*	Gartner, Inc	140,515
4,486	*	Global Cash Access, Inc	32,793

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,775	*	Global Sources Ltd	$12,194
31,062	*	Google, Inc (Class A)	15,402,093
2,089	*	GSE Systems, Inc	12,994
3,588	*	H&E Equipment Services, Inc	40,652
4,601	*	Hackett Group, Inc	13,343
5,594		Healthcare Services Group	102,706
4,854		Heartland Payment Systems, Inc	70,432
595	*	HeartWare International, Inc	17,844
2,279		Heidrick & Struggles International, Inc	53,010
14,021	*	HLTH Corp	204,847
3,514	*	HMS Holdings Corp	134,340
2,111	*	i2 Technologies, Inc	33,860
556	*	ICT Group, Inc	5,838
1,992		iGate Corp	17,091
6,194	*	IHS, Inc (Class A)	316,699
23,328		IMS Health, Inc	358,084
3,451		infoGROUP, Inc	24,192
11,249	*	Informatica Corp	254,002
4,538		Infospace, Inc	35,124
3,531	*	Innerworkings, Inc	17,443
2,887	*	Innodata Isogen, Inc	22,952
2,229	*	Integral Systems, Inc	15,380
4,981		Interactive Data Corp	130,552
1,357	*	Interactive Intelligence, Inc	25,932
7,358	*	Internap Network Services Corp	23,619
3,584	*	Internet Brands, Inc (Class A)	28,600
4,866	*	Internet Capital Group, Inc	40,680
61,987	*	Interpublic Group of Cos, Inc	466,142
41,375	*	Intuit, Inc	1,179,188
4,301	*	inVentiv Health, Inc	71,956
6,252		Ipass, Inc	8,628
23,419	*	Iron Mountain, Inc	624,350
10,903		Jack Henry & Associates, Inc	255,893
3,401	*	JDA Software Group, Inc	74,618
67,923	*	Juniper Networks, Inc	1,835,279
3,451		Kelly Services, Inc (Class A)	42,447
2,518	*	Kenexa Corp	33,943
1,540	*	Keynote Systems, Inc	14,522
3,295	*	Kforce, Inc	39,606
3,834	*	Knot, Inc	41,867
6,410	*	Korn/Ferry International	93,522
7,674	*	Lamar Advertising Co (Class A)	210,575
17,847	*	Lawson Software, Inc	111,365
6,364	*	Limelight Networks, Inc	25,838
7,576	*	Lionbridge Technologies	19,698
1,553	*	Liquidity Services, Inc	16,027
5,298	*	Liveperson, Inc	26,702
3,886	*	Manhattan Associates, Inc	78,497
10,087		Manpower, Inc	572,034
3,124	*	Mantech International Corp (Class A)	147,328
4,509		Marchex, Inc (Class B)	22,139
11,198		Mastercard, Inc (Class A)	2,263,675

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,062	*	McAfee, Inc	$878,515
12,324	*	Mentor Graphics Corp	114,736
997,795		Microsoft Corp	25,832,914
1,180	*	MicroStrategy, Inc (Class A)	84,417
5,701	*	ModusLink Global Solutions, Inc	46,121
10,660	*	MoneyGram International, Inc	33,472
2,915	*	Monotype Imaging Holdings, Inc	24,515
16,315	*	Monster Worldwide, Inc	285,186
24,362		Moody’s Corp	498,447
21,523	*	Move, Inc	58,112
11,358	*	MPS Group, Inc	119,486
5,889	*	MSC Software Corp	49,526
739	*	NCI, Inc (Class A)	21,180
20,545	*	NCR Corp	283,932
3,723	*	Ness Technologies, Inc	29,374
5,391	*	NetFlix, Inc	248,902
3,378	*	Netscout Systems, Inc	45,637
2,162	*	NetSuite, Inc	33,079
3,837	*	Network Equipment Technologies, Inc	27,742
6,586		NIC, Inc	58,550
44,773	*	Novell, Inc	201,926
28,112	*	Nuance Communications, Inc	420,556
40,383		Omnicom Group, Inc	1,491,749
8,510	*	Omniture, Inc	182,454
4,672	*	On Assignment, Inc	27,331
2,235	*	Online Resources Corp	13,790
404	*	OpenTable, Inc	11,134
9,429	*	OpenTV Corp (Class A)	13,012
1,902		Opnet Technologies, Inc	20,789
494,431		Oracle Corp	10,303,942
15,069	*	Parametric Technology Corp	208,254
2,257		PC-Tel, Inc	14,106
1,917		Pegasystems, Inc	66,194
3,115	*	Perficient, Inc	25,761
11,260	*	Perot Systems Corp (Class A)	334,422
2,058	*	Pervasive Software, Inc	10,187
5,720	*	Phase Forward, Inc	80,309
3,088	*	Phoenix Technologies Ltd	11,271
1,918	*	Portfolio Recovery Associates, Inc	86,943
7,736	*	Premiere Global Services, Inc	64,286
5,631	*	Progress Software Corp	127,542
2,488	*	PROS Holdings, Inc	20,949
1,629		QAD, Inc	7,412
2,955		Quality Systems, Inc	181,939
8,582	*	Quest Software, Inc	144,607
8,634	*	Rackspace Hosting, Inc	147,296
3,564	*	Radiant Systems, Inc	38,277
3,069	*	Radisys Corp	26,670
9,251	*	Raser Technologies, Inc	14,154
10,668	*	RealNetworks, Inc	39,685
24,533	*	Red Hat, Inc	678,092
905		Renaissance Learning, Inc	8,996

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,555	*	Rent-A-Center, Inc	$161,518
859	*	Rewards Network, Inc	11,803
3,111	*	RightNow Technologies, Inc	44,923
2,823	*	Riskmetrics Group Inc	41,272
19,800		Robert Half International, Inc	495,396
5,749		Rollins, Inc	108,369
813	*	Rosetta Stone, Inc	18,666
6,393	*	RSC Holdings, Inc	46,477
6,583	*	S1 Corp	40,683
3,078	*	Saba Software, Inc	12,958
14,011	*	Salesforce.com, Inc	797,646
11,021	*	Sapient Corp	88,609
3,435	*	Smith Micro Software, Inc	42,457
3,902	*	Sohu.com, Inc	268,380
1,544	*	SolarWinds, Inc	34,014
5,780	*	SonicWALL, Inc	48,552
26,166	*	Sonus Networks, Inc	55,472
9,227		Sotheby’s (Class A)	158,981
2,848	*	Sourcefire, Inc	61,147
6,485	*	Spherion Corp	40,272
2,714	*	SPSS, Inc	135,564
5,032	*	SRA International, Inc (Class A)	108,641
1,632	*	StarTek, Inc	14,166
2,680	*	Stratasys, Inc	45,989
4,782	*	SuccessFactors, Inc	67,283
97,136	*	Sun Microsystems, Inc	882,966
5,101	*	SupportSoft, Inc	12,242
10,554	*	Sybase, Inc	410,551
4,523	*	SYKES Enterprises, Inc	94,169
106,587	*	Symantec Corp	1,755,488
2,979	*	Synchronoss Technologies, Inc	37,148
2,335	*	SYNNEX Corp	71,171
18,772	*	Synopsys, Inc	420,868
1,994		Syntel, Inc	95,174
10,406		Take-Two Interactive Software, Inc	116,651
1,727		TAL International Group, Inc	24,558
4,056	*	Taleo Corp (Class A)	91,828
1,516	*	TechTarget, Inc	8,641
4,814	*	TeleTech Holdings, Inc	82,127
1,091		Textainer Group Holdings Ltd	17,467
8,859	*	THQ, Inc	60,596
22,803	*	TIBCO Software, Inc	216,400
2,223	*	Tier Technologies, Inc	18,851
3,251	*	TNS, Inc	89,077
21,068		Total System Services, Inc	339,405
3,576	*	TradeStation Group, Inc	29,144
740	*	Travelzoo, Inc	10,456
7,240	*	TrueBlue, Inc	101,867
3,097	*	Ultimate Software Group, Inc	88,946
1,952	*	Unica Corp	14,874
45,764	*	Unisys Corp	122,190
10,775		United Online, Inc	86,631

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,678	*	United Rentals, Inc	$89,383
10,763	*	Valueclick, Inc	141,964
3,329	*	Vasco Data Security International	24,701
24,725	*	VeriSign, Inc	585,736
3,315		Viad Corp	66,002
1,678	*	Virtusa Corp	15,924
58,362		Visa, Inc (Class A)	4,033,397
6,614	*	VMware, Inc (Class A)	265,684
1,826	*	Vocus, Inc	38,145
1,051	*	Volt Information Sciences, Inc	12,843
891	*	WebMD Health Corp (Class A)	29,510
5,420	*	Websense, Inc	91,056
3,067	*	Website Pros, Inc	21,745
152,870	*	Yahoo!, Inc	2,722,615

		TOTAL BUSINESS SERVICES	114,937,520

CHEMICALS AND ALLIED PRODUCTS - 12.14%
199,647		Abbott Laboratories	9,876,537
936	*	Abraxis Bioscience, Inc	34,052
4,766	*	Acorda Therapeutics, Inc	110,952
1,501	*	Acura Pharmaceuticals, Inc	7,670
5,174	*	Adolor Corp	8,227
27,189		Air Products & Chemicals, Inc	2,109,322
2,549	*	Albany Molecular Research, Inc	22,074
11,806		Albemarle Corp	408,488
11,292		Alberto-Culver Co	312,563
11,380	*	Alexion Pharmaceuticals, Inc	506,865
12,096	*	Alkermes, Inc	111,162
7,557	*	Allos Therapeutics, Inc	54,788
4,459	*	Alnylam Pharmaceuticals, Inc	101,130
2,208	*	AMAG Pharmaceuticals, Inc	96,445
6,983	*	American Oriental Bioengineering, Inc	33,937
3,548		American Vanguard Corp	29,484
131,110	*	Amgen, Inc	7,896,755
1,953	*	Amicus Therapeutics, Inc	17,089
3,025		Arch Chemicals, Inc	90,720
1,822	*	Ardea Biosciences, Inc	33,379
10,496	*	Arena Pharmaceuticals, Inc	46,917
5,311	*	Arqule, Inc	24,112
4,906	*	Array Biopharma, Inc	11,676
2,627	*	ARYx Therapeutics, Inc	8,223
5,558	*	Auxilium Pharmaceuticals, Inc	190,139
8,010	*	AVANIR Pharmaceuticals, Inc	16,661
14,507		Avery Dennison Corp	522,397
10,080	*	AVI BioPharma, Inc	17,338
55,708		Avon Products, Inc	1,891,844
3,051		Balchem Corp	80,241
2,776	*	BioCryst Pharmaceuticals, Inc	22,874
1,225	*	Biodel, Inc	6,578
1,178	*	BioDelivery Sciences International, Inc	5,654
37,526	*	Biogen Idec, Inc	1,895,814

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,593	*	BioMarin Pharmaceuticals, Inc	$227,681
1,263	*	BioMimetic Therapeutics, Inc	15,421
489	*	Biospecifics Technologies Corp	15,653
257,162		Bristol-Myers Squibb Co	5,791,288
8,534		Cabot Corp	197,221
4,144	*	Cadence Pharmaceuticals, Inc	45,833
7,935	*	Calgon Carbon Corp	117,676
2,815	*	Cambrex Corp	17,735
1,551	*	Caraco Pharmaceutical Laboratories Ltd	7,895
1,227	*	Cardiovascular Systems, Inc	8,920
18,498		Celanese Corp (Series A)	462,450
59,790	*	Celgene Corp	3,342,261
72,557	*	Cell Therapeutics, Inc	89,245
1,712	*	Celldex Therapeutics, Inc	9,399
9,812	*	Cephalon, Inc	571,451
6,291		CF Industries Holdings, Inc	542,473
8,667	*	Charles River Laboratories International, Inc	320,506
783		Chase Corp	9,161
2,531	*	Chattem, Inc	168,084
3,400	*	Chelsea Therapeutics International, Inc	8,534
1,510	*	China Green Agriculture, Inc	17,697
5,493	*	China Precision Steel, Inc	14,941
964	*	China-Biotics, Inc	15,424
9,101		Church & Dwight Co, Inc	516,391
18,014		Clorox Co	1,059,583
64,882		Colgate-Palmolive Co	4,949,199
859	*	Cornerstone Therapeutics, Inc	5,626
7,314	*	Cubist Pharmaceuticals, Inc	147,743
8,112	*	Curis, Inc	18,982
5,131	*	Cypress Bioscience, Inc	41,920
6,144		Cytec Industries, Inc	199,496
5,699	*	Cytokinetics, Inc	30,148
2,308	*	Cytori Therapeutics, Inc	9,117
14,996	*	Dendreon Corp	419,738
22,234	*	Discovery Laboratories, Inc	30,238
143,978		Dow Chemical Co	3,753,506
117,358		Du Pont (E.I.) de Nemours & Co	3,771,886
10,480	*	Durect Corp	27,982
9,423		Eastman Chemical Co	504,507
30,562		Ecolab, Inc	1,412,881
131,233		Eli Lilly & Co	4,334,626
3,346	*	Elizabeth Arden, Inc	39,382
2,563	*	Emergent Biosolutions, Inc	45,263
5,926	*	Enzon Pharmaceuticals, Inc	48,890
14,595		Estee Lauder Cos (Class A)	541,183
2,687	*	Facet Biotech Corp	46,458
1,969	*	Female Health Co	9,943
5,929		Ferro Corp	52,768
9,426		FMC Corp	530,213
39,185	*	Forest Laboratories, Inc	1,153,606
35,035	*	Genzyme Corp	1,987,536
11,068	*	Geron Corp	72,606

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

117,349	*	Gilead Sciences, Inc	$5,466,116
1,944	*	GTx, Inc	24,883
6,097		H.B. Fuller Co	127,427
8,194	*	Halozyme Therapeutics, Inc	58,259
1,153		Hawkins, Inc	26,934
14,640	*	Hemispherx Biopharma, Inc	29,280
1,040	*	Hi-Tech Pharmacal Co, Inc	23,338
20,715	*	Hospira, Inc	923,889
20,981	*	Human Genome Sciences, Inc	394,862
21,067		Huntsman Corp	191,920
3,187	*	ICO, Inc	14,883
2,716	*	Idenix Pharmaceuticals, Inc	8,392
2,334	*	Idera Pharmaceuticals, Inc	17,295
7,698	*	Idexx Laboratories, Inc	384,900
8,952	*	Immucor, Inc	158,450
6,517	*	Immunogen, Inc	52,853
7,933	*	Impax Laboratories, Inc	69,334
2,604		Innophos Holdings, Inc	48,174
3,103		Innospec, Inc	45,769
8,043	*	Inspire Pharmaceuticals, Inc	41,984
1,054		Inter Parfums, Inc	12,869
4,993	*	InterMune, Inc	79,538
10,235		International Flavors & Fragrances, Inc	388,214
10,225	*	Inverness Medical Innovations, Inc	396,014
22,682	*	Invitrogen Corp	1,055,847
12,481	*	Javelin Pharmaceuticals, Inc	24,338
356,806		Johnson & Johnson	21,725,918
2,017		Kaiser Aluminum Corp	73,338
31,698	*	King Pharmaceuticals, Inc	341,387
2,659		Koppers Holdings, Inc	78,839
3,815	*	KV Pharmaceutical Co (Class A)	11,712
3,337	*	Landec Corp	21,357
1,247	*	Lannett Co, Inc	9,328
14,867	*	Ligand Pharmaceuticals, Inc (Class B)	34,343
8,760		Lubrizol Corp	625,990
1,410		Mannatech, Inc	5,400
7,628	*	MannKind Corp	75,136
1,008	*	MAP Pharmaceuticals, Inc	10,544
4,541		Martek Biosciences Corp	102,581
6,842	*	Medicines Co	75,330
7,627		Medicis Pharmaceutical Corp (Class A)	162,836
1,637	*	Medifast, Inc	35,556
3,722	*	Medivation, Inc	101,015
272,910		Merck & Co, Inc	8,632,144
5,263		Meridian Bioscience, Inc	131,628
5,586	*	Micromet, Inc	37,203
2,431		Minerals Technologies, Inc	115,618
2,680	*	Molecular Insight Pharmaceuticals, Inc	14,820
4,505	*	Momenta Pharmaceuticals, Inc	47,798
70,701		Monsanto Co	5,472,257
20,533		Mosaic Co	987,021
39,080	*	Mylan Laboratories, Inc	625,671

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,069	*	Myriad Pharmaceuticals, Inc	$17,984
5,947	*	Nabi Biopharmaceuticals	21,350
17,722		Nalco Holding Co	363,124
1,874	*	Nanosphere, Inc	13,418
6,943	*	NBTY, Inc	274,804
4,035	*	Neurocrine Biosciences, Inc	12,307
1,264	*	NeurogesX, Inc	10,112
1,332		NewMarket Corp	123,929
677		NL Industries, Inc	4,536
9,347	*	Novavax, Inc	37,014
5,344	*	NPS Pharmaceuticals, Inc	21,483
1,366	*	Nutraceutical International Corp	15,395
2,003	*	Obagi Medical Products, Inc	23,235
9,611		Olin Corp	167,616
3,948	*	OM Group, Inc	119,980
5,497	*	Omnova Solutions, Inc	35,621
509	*	OncoGenex Pharmaceutical, Inc	18,324
7,956	*	Onyx Pharmaceuticals, Inc	238,441
1,458	*	Opko Health, Inc	3,324
4,183	*	Optimer Pharmaceuticals, Inc	56,596
4,263	*	OraSure Technologies, Inc	12,363
4,654	*	Orexigen Therapeutics, Inc	45,842
7,544	*	OSI Pharmaceuticals, Inc	266,303
2,607	*	Osiris Therapeutics, Inc	17,363
3,704	*	OXiGENE, Inc	5,260
17,131	*	Pactiv Corp	446,263
3,449	*	Pain Therapeutics, Inc	17,452
5,145	*	Par Pharmaceutical Cos, Inc	110,669
6,960	*	Parexel International Corp	94,586
15,682		PDL BioPharma, Inc	123,574
10,193		Perrigo Co	346,460
3,274		PetMed Express, Inc	61,715
873,635		Pfizer, Inc	14,458,660
2,731	*	Pharmasset, Inc	57,733
3,964	*	PharMerica Corp	73,611
10,531	*	PolyOne Corp	70,242
3,066	*	Poniard Pharmaceuticals, Inc	22,934
4,262	*	Pozen, Inc	31,368
21,128		PPG Industries, Inc	1,229,861
39,933		Praxair, Inc	3,262,127
3,726	*	Prestige Brands Holdings, Inc	26,231
377,224		Procter & Gamble Co	21,848,815
4,070	*	Progenics Pharmaceuticals, Inc	21,327
4,635	*	Protalix BioTherapeutics, Inc	38,285
7,453	*	Questcor Pharmaceuticals, Inc	41,141
2,846	*	Quidel Corp	46,191
1,147	*	Repros Therapeutics, Inc	1,032
2,561	*	Revlon, Inc (Class A)	12,446
6,389	*	Rockwood Holdings, Inc	131,422
16,912		RPM International, Inc	312,703
5,945	*	Salix Pharmaceuticals Ltd	126,391
6,779	*	Santarus, Inc	22,303

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

210,580		Schering-Plough Corp	$5,948,885
4,842	*	Sciclone Pharmaceuticals, Inc	20,627
5,982		Scotts Miracle-Gro Co (Class A)	256,927
6,335		Sensient Technologies Corp	175,923
14,209	*	Sepracor, Inc	325,386
12,851		Sherwin-Williams Co	773,116
3,337	*	SIGA Technologies, Inc	26,329
15,827		Sigma-Aldrich Corp	854,341
15,401	*	Solutia, Inc	178,344
6,602	*	Spectrum Pharmaceuticals, Inc	44,431
13,171	*	StemCells, Inc	21,469
841		Stepan Co	50,527
7,560	*	SuperGen, Inc	20,185
2,085	*	SurModics, Inc	51,291
4,090	*	Synta Pharmaceuticals Corp	12,679
7,069	*	Theravance, Inc	103,490
4,359	*	Ulta Salon Cosmetics & Fragrance, Inc	71,967
6,060	*	United Therapeutics Corp	296,879
769	*	USANA Health Sciences, Inc	26,231
13,469	*	USEC, Inc	63,170
8,846	*	Valeant Pharmaceuticals International	248,219
12,882		Valspar Corp	354,384
3,408	*	Vanda Pharmaceuticals, Inc	39,669
22,397	*	Vertex Pharmaceuticals, Inc	848,846
4,552	*	Vical, Inc	19,392
9,086	*	Viropharma, Inc	87,407
13,707	*	Watson Pharmaceuticals, Inc	502,224
2,689		Westlake Chemical Corp	69,107
9,670	*	WR Grace & Co	210,226
172,601		Wyeth	8,384,958
3,828	*	Xenoport, Inc	81,268
3,640	*	Zymogenetics, Inc	21,986

		TOTAL CHEMICALS AND ALLIED PRODUCTS	179,152,154

COAL MINING - 0.26%
15,395	*	Alpha Natural Resources, Inc	540,365
20,940		Arch Coal, Inc	463,402
23,379		Consol Energy, Inc	1,054,627
14,601	*	International Coal Group, Inc	58,842
3,762	*	James River Coal Co	71,892
11,115		Massey Energy Co	309,997
34,604		Peabody Energy Corp	1,287,960
1,067	*	Westmoreland Coal Co	8,675

		TOTAL COAL MINING	3,795,760

COMMUNICATIONS - 4.35%
1,614	*	AboveNet, Inc	78,699
7,439		Adtran, Inc	182,627
4,884		Alaska Communications Systems Group, Inc	45,177
51,746	*	American Tower Corp (Class A)	1,883,554

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,889	*	Anixter International, Inc	$155,988
7,648	*	Aruba Networks, Inc	67,608
763,797		AT&T, Inc	20,630,157
1,088		Atlantic Tele-Network, Inc	58,121
1,926	*	Audiovox Corp (Class A)	13,193
5,384	*	Brightpoint, Inc	47,110
30,471		Cablevision Systems Corp (Class A)	723,686
2,884	*	Cbeyond Communications, Inc	46,519
78,926		CBS Corp (Class B)	951,058
10,770	*	Centennial Communications Corp	85,945
4,644	*	Central European Media Enterprises Ltd (Class A)	159,057
38,577		CenturyTel, Inc	1,296,187
30,076	*	Cincinnati Bell, Inc	105,266
7,564	*	Clearwire Corp (Class A)	61,495
371,809		Comcast Corp (Class A)	6,279,854
2,598		Consolidated Communications Holdings, Inc	41,594
37,766	*	Crown Castle International Corp	1,184,342
1,364	*	Crown Media Holdings, Inc (Class A)	2,128
4,784	*	CTC Media, Inc	75,204
1,821		D&E Communications, Inc	20,923
2,638	*	DG FastChannel, Inc	55,240
1,911	*	DigitalGlobe, Inc	42,749
59,749	*	DIRECTV Group, Inc	1,647,877
26,210	*	DISH Network Corp (Class A)	504,805
4,870	*	Equinix, Inc	448,040
9,553		Fairpoint Communications, Inc	3,917
727		Fisher Communications, Inc	13,217
40,998		Frontier Communications Corp	309,125
4,504	*	General Communication, Inc (Class A)	30,897
2,927	*	GeoEye, Inc	78,444
4,028	*	Global Crossing Ltd	57,600
10,452		Global Payments, Inc	488,108
1,699		HickoryTech Corp	14,526
1,164	*	Hughes Communications, Inc	35,316
12,488	*	IAC/InterActiveCorp	252,133
2,397	*	Ibasis, Inc	5,082
3,376	*	inContact, Inc	10,060
4,315		Iowa Telecommunications Services, Inc	54,369
2,166	*	iPCS, Inc	37,688
5,563	*	j2 Global Communications, Inc	128,005
3,806	*	Knology, Inc	37,109
7,638	*	Leap Wireless International, Inc	149,323
211,429	*	Level 3 Communications, Inc	293,886
34,174	*	Liberty Global, Inc (Class A)	771,307
10,629	*	Liberty Media Corp - Capital (Series A)	222,359
67,110	*	Liberty Media Corp - Entertainment (Series A)	2,087,792
77,433	*	Liberty Media Holding Corp (Interactive A)	849,440
2,539	*	Lin TV Corp (Class A)	12,009
2,527	*	Lodgenet Entertainment Corp	19,079
6,394	*	Mastec, Inc	77,687
5,002	*	Mediacom Communications Corp (Class A)	28,812
32,917	*	MetroPCS Communications, Inc	308,103

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,460	*	NeuStar, Inc (Class A)	$213,796
4,247	*	Neutral Tandem, Inc	96,662
21,529	*	NII Holdings, Inc (Class B)	645,439
3,613	*	Novatel Wireless, Inc	41,044
4,003		NTELOS Holdings Corp	70,693
13,900	*	PAETEC Holding Corp	53,793
352		Preformed Line Products Co	14,098
187,985		Qwest Communications International, Inc	716,223
4,234	*	RCN Corp	39,376
4,183	*	SAVVIS, Inc	66,175
15,096	*	SBA Communications Corp (Class A)	408,045
11,323		Scripps Networks Interactive (Class A)	418,385
2,836		Shenandoah Telecom Co	50,906
4,435		Sinclair Broadcast Group, Inc (Class A)	15,877
363,119	*	Sprint Nextel Corp	1,434,320
1,849	*	SureWest Communications	22,965
2,301	*	Switch & Data Facilities Co, Inc	31,317
8,856	*	Syniverse Holdings, Inc	154,980
4,894	*	TeleCommunication Systems, Inc (Class A)	40,914
12,191		Telephone & Data Systems, Inc	378,043
6,922	*	Terremark Worldwide, Inc	43,055
45,747		Time Warner Cable, Inc	1,971,238
13,528	*	TiVo, Inc	140,150
1,973	*	US Cellular Corp	77,085
2,888		USA Mobility, Inc	37,197
367,112		Verizon Communications, Inc	11,112,480
70,513	*	Viacom, Inc (Class B)	1,977,185
5,480	*	Virgin Mobile USA, Inc (Class A)	27,400
56,475		Windstream Corp	572,092

		TOTAL COMMUNICATIONS	64,140,529

DEPOSITORY INSTITUTIONS - 7.49%
2,196		1st Source Corp	35,795
2,686		Abington Bancorp, Inc	20,790
551		Alliance Financial Corp	14,905
764		American National Bankshares, Inc	16,670
1,109		Ameris Bancorp	7,933
726		Ames National Corp	17,504
1,878		Arrow Financial Corp	51,242
16,639		Associated Banc-Corp	190,017
10,574		Astoria Financial Corp	116,737
318		Auburn National Bancorporation, Inc	7,759
972		Bancfirst Corp	35,896
3,519		Banco Latinoamericano de Exportaciones S.A. (Class E)	50,040
494		Bancorp Rhode Island, Inc	12,340
10,508		Bancorpsouth, Inc	256,500
5,691		Bank Mutual Corp	50,308
1,120,010		Bank of America Corp	18,950,568
6,349		Bank of Hawaii Corp	263,737
403		Bank of Kentucky Financial Corp	8,527
655		Bank of Marin Bancorp	20,521

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

154,815		Bank of New York Mellon Corp	$4,488,087
2,220		Bank of the Ozarks, Inc	58,897
2,337		BankFinancial Corp	22,388
7,572		Banner Corp	20,672
385		Bar Harbor Bankshares	13,090
88,813		BB&T Corp	2,419,266
3,510	*	Beneficial Mutual Bancorp, Inc	32,046
2,198		Berkshire Hills Bancorp, Inc	48,224
2,870		BOK Financial Corp	132,938
8,884		Boston Private Financial Holdings, Inc	57,835
1,513		Bridge Bancorp, Inc	36,811
8,233		Brookline Bancorp, Inc	80,025
67		Brooklyn Federal Bancorp, Inc	817
754		Bryn Mawr Bank Corp	13,172
866		Camden National Corp	28,613
1,241		Capital City Bank Group, Inc	17,622
2,609		Capitol Federal Financial	85,888
2,929		Cardinal Financial Corp	24,106
1,272		Cass Information Systems, Inc	37,982
6,499		Cathay General Bancorp	52,577
1,535		Center Bancorp, Inc	11,559
1,022		Centerstate Banks of Florida, Inc	8,064
4,864		Central Pacific Financial Corp	12,257
488		Century Bancorp, Inc	10,590
3,176		Chemical Financial Corp	69,205
859	*	Chicopee Bancorp, Inc	11,347
1,960,272		Citigroup, Inc	9,487,715
1,004		Citizens & Northern Corp	14,849
511		Citizens Holding Co	13,521
23,569	*	Citizens Republic Bancorp, Inc	17,912
2,307		City Holding Co	68,772
5,590		City National Corp	217,619
988		Clifton Savings Bancorp, Inc	9,682
1,130		CNB Financial Corp	19,402
1,432		CoBiz, Inc	7,131
3,542		Columbia Banking System, Inc	58,620
19,380		Comerica, Inc	575,005
7,997		Commerce Bancshares, Inc	297,808
4,942		Community Bank System, Inc	90,290
1,818		Community Trust Bancorp, Inc	47,577
6,709		Cullen/Frost Bankers, Inc	346,453
9,180		CVB Financial Corp	69,676
2,506		Dime Community Bancshares	28,644
2,735	*	Dollar Financial Corp	43,815
1,268	*	Eagle Bancorp, Inc	12,147
11,796		East West Bancorp, Inc	97,907
641		Enterprise Bancorp, Inc	8,205
844		Enterprise Financial Services Corp	7,807
1,184		ESB Financial Corp	15,854
3,379		ESSA Bancorp, Inc	44,637
6,008	*	Euronet Worldwide, Inc	144,372
706		Farmers Capital Bank Corp	12,623

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

102,959		Fifth Third Bancorp	$1,042,975
1,243		Financial Institutions, Inc	12,393
1,871		First Bancorp	33,772
16,585		First Bancorp (Puerto Rico)	50,584
1,005		First Bancorp, Inc	18,693
3,431		First Busey Corp	16,126
786		First Citizens Bancshares, Inc (Class A)	125,053
10,771		First Commonwealth Financial Corp	61,179
968		First Community Bancshares, Inc	12,216
1,089		First Defiance Financial Corp	16,237
6,912		First Financial Bancorp	83,290
3,074		First Financial Bankshares, Inc	152,040
1,415		First Financial Corp	43,356
1,410		First Financial Holdings, Inc	22,518
2,512		First Financial Northwest, Inc	14,620
494		First Financial Service Corp	6,654
28,186	*	First Horizon National Corp	372,903
2,791		First Merchants Corp	19,453
6,077		First Midwest Bancorp, Inc	68,488
19,037		First Niagara Financial Group, Inc	234,726
710		First of Long Island Corp	18,879
833		First South Bancorp, Inc	9,580
10,567		FirstMerit Corp	201,090
5,522	*	Flagstar Bancorp, Inc	5,688
2,762		Flushing Financial Corp	31,487
14,709		FNB Corp	104,581
189	*	Fox Chase Bancorp, Inc	1,894
21,922		Fulton Financial Corp	161,346
1,436		German American Bancorp, Inc	22,272
7,776		Glacier Bancorp, Inc	116,173
1,323		Great Southern Bancorp, Inc	31,368
5,289	*	Guaranty Bancorp	7,828
2,349		Hampton Roads Bankshares, Inc	6,765
3,439		Hancock Holding Co	129,203
5,178		Harleysville National Corp	27,599
1,399		Heartland Financial USA, Inc	20,635
736	*	Heritage Financial Corp	9,678
1,143	*	Home Bancorp, Inc	13,910
2,089		Home Bancshares, Inc	45,791
2,141		Home Federal Bancorp, Inc	24,450
60,736		Hudson City Bancorp, Inc	798,678
92,413		Huntington Bancshares, Inc	435,265
2,679		IBERIABANK Corp	122,055
2,436		Independent Bank Corp	53,909
6,749		International Bancshares Corp	110,076
6,469	*	Investors Bancorp, Inc	68,636
486,412		JPMorgan Chase & Co	21,314,573
2,357		Kearny Financial Corp	24,560
113,693		Keycorp	739,005
2,678		Lakeland Bancorp, Inc	20,085
1,570		Lakeland Financial Corp	32,421
1,013		Legacy Bancorp, Inc	10,637

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,819		M&T Bank Corp	$611,920
2,173		MainSource Financial Group, Inc	14,776
47,594		Marshall & Ilsley Corp	384,084
6,440		MB Financial, Inc	135,047
641		Merchants Bancshares, Inc	13,692
1,281	*	Meridian Interstate Bancorp, Inc	10,889
11,636	*	Metavante Technologies, Inc	401,209
602		Midsouth Bancorp, Inc	7,946
2,420		Nara Bancorp, Inc	16,819
447		NASB Financial, Inc	11,756
906		National Bankshares, Inc	23,058
16,335		National Penn Bancshares, Inc	99,807
4,727		NBT Bancorp, Inc	106,547
4,034	*	Net 1 UEPS Technologies, Inc	84,552
44,961		New York Community Bancorp, Inc	513,455
13,652		NewAlliance Bancshares, Inc	146,076
824		Northeast Community Bancorp, Inc	6,081
31,416		Northern Trust Corp	1,827,155
2,925		Northfield Bancorp, Inc	37,440
792		Northrim BanCorp, Inc	12,078
2,687		Northwest Bancorp, Inc	61,371
243		Norwood Financial Corp	7,557
967		OceanFirst Financial Corp	11,217
518		Ohio Valley Banc Corp	13,727
11,288		Old National Bancorp	126,426
1,374		Old Second Bancorp, Inc	7,873
3,871		Oriental Financial Group, Inc	49,162
1,470		Oritani Financial Corp	20,051
651		Orrstown Financial Services, Inc	25,155
7,129		Pacific Capital Bancorp	10,266
1,188		Pacific Continental Corp	12,510
2,839		PacWest Bancorp	54,083
1,606		Park National Corp	93,694
984		Peapack Gladstone Financial Corp	15,803
502		Penns Woods Bancorp, Inc	16,069
562	*	Pennsylvania Commerce Bancorp, Inc	6,840
1,071		Peoples Bancorp, Inc	13,977
494		Peoples Financial Corp	9,193
44,880		People’s United Financial, Inc	698,333
4,438	*	Pinnacle Financial Partners, Inc	56,407
59,459		PNC Financial Services Group, Inc	2,889,113
82,742		Popular, Inc	234,160
2,949		Premierwest Bancorp	7,992
4,551		PrivateBancorp, Inc	111,317
5,970		Prosperity Bancshares, Inc	207,696
7,799		Provident Financial Services, Inc	80,252
6,757		Provident New York Bancorp	64,529
150,082		Regions Financial Corp	932,009
2,898		Renasant Corp	43,035
1,611		Republic Bancorp, Inc (Class A)	32,156
1,003	*	Republic First Bancorp, Inc	4,554
1,039		Rockville Financial, Inc	11,169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,561		Roma Financial Corp	$31,833
3,613		S&T Bancorp, Inc	46,824
2,108		S.Y. Bancorp, Inc	48,674
2,117		Sandy Spring Bancorp, Inc	34,465
501	*	Santander BanCorp	4,885
1,759		SCBT Financial Corp	49,428
961		Shore Bancshares, Inc	16,078
478		Sierra Bancorp	5,741
4,815	*	Signature Bank	139,635
2,355		Simmons First National Corp (Class A)	67,848
1,906		Smithtown Bancorp, Inc	21,995
30,009		South Financial Group, Inc	44,113
1,731		Southside Bancshares, Inc	38,982
1,211		Southwest Bancorp, Inc	17,002
1,608		State Bancorp, Inc	13,588
63,547		State Street Corp	3,342,572
2,537		StellarOne Corp	37,421
1,830		Sterling Bancorp	13,213
10,958		Sterling Bancshares, Inc	80,103
5,912		Sterling Financial Corp	11,824
995		Suffolk Bancorp	29,462
1,445	*	Sun Bancorp, Inc	7,630
64,577		SunTrust Banks, Inc	1,456,211
11,131		Susquehanna Bancshares, Inc	65,562
4,289	*	SVB Financial Group	185,585
49,077		Synovus Financial Corp	184,039
16,542		TCF Financial Corp	215,708
4,614	*	Texas Capital Bancshares, Inc	77,700
10,757		TFS Financial Corp	128,008
4,383	*	The Bancorp, Inc	25,071
1,081		Tompkins Trustco, Inc	47,240
456		Tower Bancorp, Inc	11,979
2,306		TowneBank	29,402
1,407		Trico Bancshares	23,075
9,680		Trustco Bank Corp NY	60,500
7,428		Trustmark Corp	141,503
18,206		UCBH Holdings, Inc	14,565
4,243		UMB Financial Corp	171,587
11,157		Umpqua Holdings Corp	118,264
1,317		Union Bankshares Corp	16,397
4,934		United Bankshares, Inc	96,657
5,343		United Community Banks, Inc	26,714
3,463		United Financial Bancorp, Inc	40,102
803		United Security Bancshares	17,819
1,558		Univest Corp of Pennsylvania	33,762
244,507		US Bancorp	5,344,923
18,281		Valley National Bancorp	224,673
1,160		ViewPoint Financial Group	16,286
1,217		Washington Banking Co	11,269
14,549		Washington Federal, Inc	245,296
1,832		Washington Trust Bancorp, Inc	32,097
8,781		Webster Financial Corp	109,499

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

615,190		Wells Fargo & Co	$17,336,053
3,132		WesBanco, Inc	48,421
1,895		West Bancorporation, Inc	9,399
3,821		Westamerica Bancorporation	198,692
5,956	*	Western Alliance Bancorp	37,582
91,633		Western Union Co	1,733,696
4,587		Westfield Financial, Inc	38,852
8,049		Whitney Holding Corp	76,787
713		Wilber Corp	5,989
8,761		Wilmington Trust Corp	124,406
1,760		Wilshire Bancorp, Inc	12,918
3,118		Wintrust Financial Corp	87,179
616		WSFS Financial Corp	16,410
1,456		Yadkin Valley Financial Corp	6,800
15,015		Zions Bancorporation	269,820

		TOTAL DEPOSITORY INSTITUTIONS	110,477,199

EATING AND DRINKING PLACES - 1.05%
2,981	*	AFC Enterprises	25,100
1,799	*	Benihana, Inc	10,308
2,714	*	BJ’s Restaurants, Inc	40,683
4,154		Bob Evans Farms, Inc	120,715
12,845		Brinker International, Inc	202,052
2,342	*	Buffalo Wild Wings, Inc	97,451
13,810		Burger King Holdings, Inc	242,918
2,727	*	California Pizza Kitchen, Inc	42,596
1,372	*	Carrols Restaurant Group, Inc	10,372
2,793		CBRL Group, Inc	96,079
2,989	*	CEC Entertainment, Inc	77,296
7,796	*	Cheesecake Factory	144,382
4,087	*	Chipotle Mexican Grill, Inc (Class A)	396,643
6,184		CKE Restaurants, Inc	64,870
17,811		Darden Restaurants, Inc	607,889
16,136	*	Denny’s Corp	42,922
840	*	Diedrich Coffee, Inc	20,202
2,195		DineEquity, Inc	54,326
4,206	*	Domino’s Pizza, Inc	37,181
275		Frisch’s Restaurants, Inc	7,117
7,305	*	Jack in the Box, Inc	149,679
5,786	*	Krispy Kreme Doughnuts, Inc	20,656
1,566	*	Landry’s Restaurants, Inc	16,443
2,349	*	Luby’s, Inc	9,866
2,024	*	McCormick & Schmick’s Seafood Restaurants, Inc	15,059
143,188		McDonald’s Corp	8,171,740
2,014		O’Charleys, Inc	18,871
2,825	*	Papa John’s International, Inc	69,410
3,448	*	PF Chang’s China Bistro, Inc	117,129
1,815	*	Red Robin Gourmet Burgers, Inc	37,062
9,719	*	Ruby Tuesday, Inc	81,834
1,897	*	Ruth’s Chris Steak House, Inc	8,005
7,305	*	Sonic Corp	80,793

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

95,492	*	Starbucks Corp	$1,971,910
2,756	*	Steak N Shake Co	32,438
7,052	*	Texas Roadhouse, Inc (Class A)	74,892
47,225		Wendy’s/Arby’s Group, Inc (Class A)	223,374
59,946		Yum! Brands, Inc	2,023,778

		TOTAL EATING AND DRINKING PLACES	15,464,041

EDUCATIONAL SERVICES - 0.23%
2,348	*	American Public Education, Inc	81,570
17,130	*	Apollo Group, Inc (Class A)	1,261,967
1,831	*	Bridgepoint Education, Inc	27,941
9,504	*	Career Education Corp	231,708
3,904	*	ChinaCast Education Corp	28,382
10,396	*	Corinthian Colleges, Inc	192,950
7,951		DeVry, Inc	439,849
2,044	*	Grand Canyon Education, Inc	36,445
4,983	*	ITT Educational Services, Inc	550,173
860	*	K12, Inc	14,173
960	*	Learning Tree International, Inc	10,934
1,347	*	Lincoln Educational Services Corp	30,819
1,835	*	Princeton Review, Inc	7,707
1,818		Strayer Education, Inc	395,742
2,716	*	Universal Technical Institute, Inc	53,505

		TOTAL EDUCATIONAL SERVICES	3,363,865

ELECTRIC, GAS, AND SANITARY SERVICES - 4.34%
86,491	*	AES Corp	1,281,797
10,018		AGL Resources, Inc	353,335
21,900		Allegheny Energy, Inc	580,788
3,989		Allete, Inc	133,911
14,419		Alliant Energy Corp	401,569
30,533		Ameren Corp	771,874
2,330		American Ecology Corp	43,571
62,116		American Electric Power Co, Inc	1,924,975
3,076		American States Water Co	111,290
7,758		American Water Works Co, Inc	154,695
17,737		Aqua America, Inc	312,881
832		Artesian Resources Corp	13,994
11,849		Atmos Energy Corp	333,905
7,555		Avista Corp	152,762
5,022		Black Hills Corp	126,404
2,987		California Water Service Group	116,314
43,581	*	Calpine Corp	502,053
50,338		Centerpoint Energy, Inc	625,701
1,516		Central Vermont Public Service Corp	29,259
2,108		CH Energy Group, Inc	93,405
1,412		Chesapeake Utilities Corp	43,758
3,822	*	Clean Energy Fuels Corp	55,075
2,760	*	Clean Harbors, Inc	155,278
7,847		Cleco Corp	196,803

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,373		CMS Energy Corp	$393,598
1,947		Connecticut Water Service, Inc	43,593
35,593		Consolidated Edison, Inc	1,457,177
1,509		Consolidated Water Co, Inc	24,642
23,666		Constellation Energy Group, Inc	766,068
16,568	*	Covanta Holding Corp	281,656
8,565		Crosstex Energy, Inc	45,223
76,599		Dominion Resources, Inc	2,642,665
14,555		DPL, Inc	379,886
21,278		DTE Energy Co	747,709
166,695		Duke Energy Corp	2,623,779
64,797	*	Dynegy, Inc (Class A)	165,232
42,532		Edison International	1,428,225
91,259		El Paso Corp	941,793
5,916	*	El Paso Electric Co	104,536
5,268		Empire District Electric Co	95,298
9,349		Energen Corp	402,942
9,728		EnergySolutions, Inc	89,692
1,941	*	EnerNOC, Inc	64,364
25,397		Entergy Corp	2,028,204
85,348		Exelon Corp	4,234,967
39,478		FirstEnergy Corp	1,804,934
836		Florida Public Utilities Co	10,157
53,358		FPL Group, Inc	2,946,961
17,516		Great Plains Energy, Inc	314,412
12,033		Hawaiian Electric Industries, Inc	218,038
6,356		Idacorp, Inc	182,989
9,583		Integrys Energy Group, Inc	343,934
6,459		ITC Holdings Corp	293,562
2,844		Laclede Group, Inc	91,463
23,651		MDU Resources Group, Inc	493,123
2,991		MGE Energy, Inc	109,112
1,521		Middlesex Water Co	22,937
18,691	*	Mirant Corp	307,093
9,184		National Fuel Gas Co	420,719
5,637		New Jersey Resources Corp	204,679
5,646		Nicor, Inc	206,587
34,577		NiSource, Inc	480,275
22,708		Northeast Utilities	539,088
3,608		Northwest Natural Gas Co	150,309
4,937		NorthWestern Corp	120,611
34,471	*	NRG Energy, Inc	971,737
13,865		NSTAR	441,184
30,425		NV Energy, Inc	352,626
12,408		OGE Energy Corp	410,457
13,696		Oneok, Inc	501,548
2,760		Ormat Technologies, Inc	112,663
4,600		Otter Tail Corp	110,078
563		Pennichuck Corp	12,251
27,725		Pepco Holdings, Inc	412,548
6,766	*	Perma-Fix Environmental Services	15,832
47,779		PG&E Corp	1,934,572

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,451	*	Pico Holdings, Inc	$81,741
9,731		Piedmont Natural Gas Co, Inc	232,960
1,814	*	Pike Electric Corp	21,732
13,031		Pinnacle West Capital Corp	427,677
11,588		PNM Resources, Inc	135,348
9,863		Portland General Electric Co	194,498
48,838		PPL Corp	1,481,745
36,339		Progress Energy, Inc	1,419,401
65,712		Public Service Enterprise Group, Inc	2,065,985
22,478		Questar Corp	844,274
45,605	*	Reliant Energy, Inc	325,620
41,952		Republic Services, Inc	1,114,665
1,849		Resource America, Inc (Class A)	8,894
15,885		SCANA Corp	554,387
31,734		Sempra Energy	1,580,671
1,633		SJW Corp	37,314
3,990		South Jersey Industries, Inc	140,847
101,604		Southern Co	3,217,798
14,230		Southern Union Co	295,842
5,744		Southwest Gas Corp	146,932
2,092		Southwest Water Co	10,293
11,020	*	Stericycle, Inc	533,919
27,314		TECO Energy, Inc	384,581
13,957		UGI Corp	349,762
3,671		UIL Holdings Corp	96,878
4,646		Unisource Energy Corp	142,865
1,354		Unitil Corp	30,397
10,523		Vectren Corp	242,450
10,372	*	Waste Connections, Inc	299,336
63,797		Waste Management, Inc	1,902,426
2,027	*	Waste Services, Inc	9,365
13,706		Westar Energy, Inc	267,404
6,630		WGL Holdings, Inc	219,718
74,942		Williams Cos, Inc	1,339,213
15,162		Wisconsin Energy Corp	684,868
58,591		Xcel Energy, Inc	1,127,291
1,526		York Water Co	21,150

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	64,003,372

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.66%
5,105	*	Acme Packet, Inc	51,101
2,804	*	Actel Corp	34,125
5,399		Acuity Brands, Inc	173,902
15,673	*	Adaptec, Inc	52,348
12,341	*	ADC Telecommunications, Inc	102,924
7,481	*	Advanced Analogic Technologies, Inc	29,700
4,895	*	Advanced Battery Technologies, Inc	21,244
4,932	*	Advanced Energy Industries, Inc	70,232
72,698	*	Advanced Micro Devices, Inc	411,471
2,912	*	Airvana, Inc	19,714
38,463		Altera Corp	788,876

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,373	*	American Superconductor Corp	$180,210
14,033		Ametek, Inc	489,892
14,137	*	Amkor Technology, Inc	97,263
22,333		Amphenol Corp (Class A)	841,506
7,320	*	Anadigics, Inc	34,477
37,827		Analog Devices, Inc	1,043,269
115,551	*	Apple Computer, Inc	21,419,688
8,910	*	Applied Micro Circuits Corp	89,011
2,357		Applied Signal Technology, Inc	54,847
15,870	*	Arris Group, Inc	206,469
2,544	*	Ascent Solar Technologies, Inc	19,182
7,920	*	Atheros Communications, Inc	210,118
57,058	*	Atmel Corp	239,073
4,064	*	ATMI, Inc	73,762
19,350	*	Avnet, Inc	502,519
6,849		AVX Corp	81,709
1,722	*	AZZ, Inc	69,173
6,064		Baldor Electric Co	165,790
1,192		Bel Fuse, Inc (Class B)	22,684
8,519	*	Benchmark Electronics, Inc	153,342
4,790	*	BigBand Networks, Inc	19,208
63,833	*	Broadcom Corp (Class A)	1,959,035
3,223	*	Ceradyne, Inc	59,078
2,298	*	Ceva, Inc	24,704
4,741	*	Checkpoint Systems, Inc	77,942
3,582	*	China BAK Battery, Inc	17,731
5,087	*	China Security & Surveillance Technology, Inc	36,321
12,220	*	Ciena Corp	198,942
747,173	*	Cisco Systems, Inc	17,588,451
3,449	*	Comtech Telecommunications Corp	114,576
290	*	CPI International, Inc	3,245
13,271	*	Cree, Inc	487,709
3,875		CTS Corp	36,038
2,038		Cubic Corp	80,440
18,709	*	Cypress Semiconductor Corp	193,264
1,723	*	DDi Corp	7,323
4,141	*	Diodes, Inc	74,911
6,800	*	Dolby Laboratories, Inc (Class A)	259,692
3,097	*	DSP Group, Inc	25,210
2,654	*	DTS, Inc	72,667
21,204		Eaton Corp	1,199,934
4,466	*	EchoStar Corp (Class A)	82,442
3,576	*	Electro Scientific Industries, Inc	47,883
8,233	*	EMCORE Corp	10,703
2,442	*	EMS Technologies, Inc	50,842
9,083	*	Energizer Holdings, Inc	602,566
6,201	*	Energy Conversion Devices, Inc	71,808
5,248	*	EnerSys	116,086
7,041	*	Entropic Communications, Inc	19,292
24,820	*	Evergreen Solar, Inc	47,654
6,380	*	Exar Corp	46,893
8,008	*	Exide Technologies	63,824

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,030	*	Fairchild Semiconductor International, Inc	$163,987
6,659	*	First Solar, Inc	1,017,895
3,414		Franklin Electric Co, Inc	97,879
10,335	*	FuelCell Energy, Inc	44,130
1,370,944		General Electric Co	22,510,901
2,251	*	Globecomm Systems, Inc	16,365
2,050	*	GP Strategies Corp	15,355
15,978	*	GrafTech International Ltd	234,877
3,358	*	Greatbatch, Inc	75,454
2,225	*	GSI Technology, Inc	8,878
4,084	*	GT Solar International, Inc	23,728
7,651		Harman International Industries, Inc	259,216
12,369	*	Harmonic, Inc	82,625
17,203		Harris Corp	646,833
6,547	*	Harris Stratex Networks, Inc (Class A)	45,829
3,875	*	Helen of Troy Ltd	75,291
12,485	*	Hexcel Corp	142,828
2,843	*	Hittite Microwave Corp	104,566
3,256		Imation Corp	30,183
11,288	*	Infinera Corp	89,740
21,438	*	Integrated Device Technology, Inc	144,921
721,696		Intel Corp	14,123,590
2,905	*	Intellon Corp	20,596
5,905	*	InterDigital, Inc	136,760
9,516	*	International Rectifier Corp	185,467
15,707		Intersil Corp (Class A)	240,474
3,006	*	IPG Photonics Corp	45,691
2,414	*	iRobot Corp	29,716
3,810		IXYS Corp	32,423
27,339	*	JDS Uniphase Corp	194,380
14,979		L-3 Communications Holdings, Inc	1,203,114
15,176	*	Lattice Semiconductor Corp	34,146
5,496		Lincoln Electric Holdings, Inc	260,785
28,834		Linear Technology Corp	796,683
2,791	*	Littelfuse, Inc	73,236
1,389	*	Loral Space & Communications, Inc	38,170
1,762		LSI Industries, Inc	11,717
84,316	*	LSI Logic Corp	462,895
66,886	*	Marvell Technology Group Ltd	1,082,884
39,889		Maxim Integrated Products, Inc	723,586
2,921	*	Maxwell Technologies, Inc	53,834
28,731	*	MEMC Electronic Materials, Inc	477,797
2,110	*	Mercury Computer Systems, Inc	20,805
4,166		Methode Electronics, Inc	36,119
6,185		Micrel, Inc	50,408
23,773		Microchip Technology, Inc	629,985
109,140	*	Micron Technology, Inc	894,948
10,867	*	Microsemi Corp	171,590
5,326	*	Microtune, Inc	9,693
6,568	*	Microvision, Inc	36,190
5,157	*	MIPS Technologies, Inc	19,442
16,726		Molex, Inc	349,239

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,362	*	Monolithic Power Systems, Inc	$102,289
5,483	*	Moog, Inc (Class A)	161,749
297,614		Motorola, Inc	2,556,504
944	*	Multi-Fineline Electronix, Inc	27,102
705		National Presto Industries, Inc	60,990
29,566		National Semiconductor Corp	421,907
43,241	*	NetApp, Inc	1,153,670
2,439	*	Netlogic Microsystems, Inc	109,755
12,524	*	Novellus Systems, Inc	262,754
501	*	NVE Corp	26,633
70,723	*	Nvidia Corp	1,062,967
5,933	*	Omnivision Technologies, Inc	96,589
53,392	*	ON Semiconductor Corp	440,484
10,821	*	Openwave Systems, Inc	28,135
2,214	*	Oplink Communications, Inc	32,147
2,317	*	OpNext, Inc	6,789
2,173	*	Orion Energy Systems, Inc	6,801
1,991	*	OSI Systems, Inc	36,415
2,732		Park Electrochemical Corp	67,344
2,769	*	Parkervision, Inc	11,325
3,175	*	Pericom Semiconductor Corp	31,147
4,328	*	Photronics, Inc	20,515
6,315		Plantronics, Inc	169,305
5,206	*	Plexus Corp	137,126
4,433	*	PLX Technology, Inc	14,939
28,196	*	PMC - Sierra, Inc	269,554
11,253	*	Polycom, Inc	301,018
2,249	*	Polypore International, Inc	29,035
833	*	Powell Industries, Inc	31,979
3,583		Power Integrations, Inc	119,421
7,135	*	Power-One, Inc	13,913
15,727	*	Powerwave Technologies, Inc	25,163
15,569	*	QLogic Corp	267,787
214,731		Qualcomm, Inc	9,658,599
13,554	*	Rambus, Inc	235,840
2,063		Raven Industries, Inc	55,144
4,522		Regal-Beloit Corp	206,701
34,518	*	RF Micro Devices, Inc	187,433
2,622	*	Rogers Corp	78,581
1,463	*	Rubicon Technology, Inc	21,711
6,568	*	SatCon Technology Corp	11,231
4,180	*	Seachange International, Inc	31,350
8,397	*	Semtech Corp	142,833
4,894	*	ShoreTel, Inc	38,222
10,536	*	Silicon Image, Inc	25,602
5,990	*	Silicon Laboratories, Inc	277,696
9,286	*	Silicon Storage Technology, Inc	22,472
20,926	*	Skyworks Solutions, Inc	277,060
5,002	*	Smart Modular Technologies WWH, Inc	23,810
1,646	*	Spectrum Control, Inc	13,975
3,330	*	Standard Microsystems Corp	77,289
5,096	*	Starent Networks Corp	129,540

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,067	*	Stoneridge, Inc	$7,554
12,514	*	Sunpower Corp (Class A)	374,043
2,072	*	Supertex, Inc	62,160
25,176	*	Sycamore Networks, Inc	76,032
4,821	*	Symmetricom, Inc	24,973
4,449	*	Synaptics, Inc	112,115
6,096		Technitrol, Inc	56,144
1,757	*	Techwell, Inc	19,292
8,632	*	Tekelec	141,824
5,258		Teleflex, Inc	254,014
51,120	*	Tellabs, Inc	353,750
6,215	*	Tessera Technologies, Inc	173,336
164,961		Texas Instruments, Inc	3,907,925
6,845	*	Thomas & Betts Corp	205,898
6,393	*	Trident Microsystems, Inc	16,558
19,057	*	Triquint Semiconductor, Inc	147,120
5,666	*	TTM Technologies, Inc	64,989
1,411	*	Ultralife Corp	8,551
37	*	United Capital Corp	855
3,489	*	Universal Display Corp	41,659
1,452	*	Universal Electronics, Inc	29,650
6,822	*	US Geothermal, Inc	10,643
13,533	*	Utstarcom, Inc	28,284
5,804	*	Valence Technology, Inc	10,447
9,343	*	Varian Semiconductor Equipment Associates, Inc	306,824
3,266	*	Viasat, Inc	86,810
1,634		Vicor Corp	12,614
2,098	*	Virage Logic Corp	10,931
23,959	*	Vishay Intertechnology, Inc	189,276
2,783	*	Volterra Semiconductor Corp	51,124
9,576		Whirlpool Corp	669,936
2,400	*	White Electronic Designs Corp	11,088
35,622		Xilinx, Inc	834,267
7,995	*	Zix Corp	17,589
3,097	*	Zoltek Cos, Inc	32,519
6,661	*	Zoran Corp	76,735

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	127,769,748

ENGINEERING AND MANAGEMENT SERVICES - 0.72%
3,074	*	Accelrys, Inc	17,829
2,122	*	Advisory Board Co	53,347
12,288	*	Aecom Technology Corp	333,496
1,790	*	Affymax, Inc	42,763
18,251	*	Amylin Pharmaceuticals, Inc	249,855
17,208	*	Ariad Pharmaceuticals, Inc	38,202
1,178		CDI Corp	16,551
11,342	*	Celera Corp	70,661
2,843	*	comScore, Inc	51,202
1,125	*	Cornell Cos, Inc	25,245
5,152		Corporate Executive Board Co	128,285
1,398	*	CRA International, Inc	38,151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,258		Diamond Management & Technology Consultants, Inc	$22,317
6,395	*	Dyax Corp	22,958
4,895	*	eResearch Technology, Inc	34,265
13,208	*	Exelixis, Inc	84,267
2,163	*	Exponent, Inc	60,932
23,357		Fluor Corp	1,187,703
1,588	*	Franklin Covey Co	9,290
4,064	*	Furmanite Corp	17,516
8,104	*	Genpact Ltd	99,679
7,060	*	Gen-Probe, Inc	292,567
10,843	*	Hewitt Associates, Inc (Class A)	395,010
2,635	*	Hill International, Inc	18,709
2,745	*	Huron Consulting Group, Inc	70,903
1,218	*	ICF International, Inc	36,930
9,529	*	Incyte Corp	64,321
2,412	*	Infinity Pharmaceuticals, Inc	15,027
16,106	*	Insmed, Inc	13,207
12,085	*	Isis Pharmaceuticals, Inc	176,078
15,892	*	Jacobs Engineering Group, Inc	730,237
20,738		KBR, Inc	482,988
1,774	*	Kendle International, Inc	29,661
1,350		Landauer, Inc	74,223
9,318	*	Lexicon Pharmaceuticals, Inc	19,847
5,854	*	Luminex Corp	99,518
2,513		MAXIMUS, Inc	117,106
2,493	*	Maxygen, Inc	16,678
29,965	*	McDermott International, Inc	757,216
1,030	*	Michael Baker Corp	37,430
12,418	*	Myriad Genetics, Inc	340,254
34		National Research Corp	820
6,468	*	Navigant Consulting, Inc	87,318
4,251	*	Omnicell, Inc	47,356
41,598		Paychex, Inc	1,208,422
8,046	*	Regeneron Pharmaceuticals, Inc	155,288
3,413	*	Repligen Corp	17,099
6,349	*	Resources Connection, Inc	108,314
4,301	*	Rigel Pharmaceuticals, Inc	35,268
6,037	*	RTI Biologics, Inc	26,261
26,891	*	SAIC, Inc	471,668
4,063	*	Sangamo Biosciences, Inc	33,357
7,947	*	Savient Pharmaceuticals, Inc	120,794
10,832	*	Seattle Genetics, Inc	151,973
8,026	*	Sequenom, Inc	25,924
10,884	*	Shaw Group, Inc	349,268
1,474	*	Stanley, Inc	37,911
4,456	*	Symyx Technologies, Inc	29,499
1,429	*	Tejon Ranch Co	36,697
7,695	*	Tetra Tech, Inc	204,148
817	*	Transcend Services, Inc	14,273
10,949	*	URS Corp	477,924
10,906	*	VCA Antech, Inc	293,263
492		VSE Corp	19,193
5,612		Watson Wyatt & Co Holdings (Class A)	244,459

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	10,588,921

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 0.56%
4,105	*	Alliant Techsystems, Inc	$319,574
1,082		Ameron International Corp	75,718
8,779		Aptargroup, Inc	327,983
11,937		Ball Corp	587,301
969	*	Bway Holding Co	17,936
3,689	*	Chart Industries, Inc	79,646
2,194		CIRCOR International, Inc	62,002
14,503		Commercial Metals Co	259,604
6,403		Crane Co	165,261
20,697	*	Crown Holdings, Inc	562,958
1,707		Dynamic Materials Corp	34,072
5,131	*	Griffon Corp	51,669
1,432		Gulf Island Fabrication, Inc	26,836
746	*	Hawk Corp	10,235
58,296		Illinois Tool Works, Inc	2,489,823
2,184		Insteel Industries, Inc	26,099
1,984	*	Ladish Co, Inc	30,018
4,228	*	Mobile Mini, Inc	73,398
16,819		Mueller Water Products, Inc (Class A)	92,168
2,565	*	NCI Building Systems, Inc	8,208
1,656	*	North American Galvanizing & Coating, Inc	10,052
20,837		Parker Hannifin Corp	1,080,190
12,596		Pentair, Inc	371,834
4,337		Quanex Building Products Corp	62,279
3,438		Silgan Holdings, Inc	181,286
4,655		Simpson Manufacturing Co, Inc	117,585
6,835	*	Smith & Wesson Holding Corp	35,747
7,450		Snap-On, Inc	258,962
10,552		Stanley Works	450,465
2,457		Sturm Ruger & Co, Inc	31,794
1,797		Sun Hydraulics Corp	37,845
7,378	*	Taser International, Inc	34,824
2,735		Valmont Industries, Inc	232,967
3,779		Watts Water Technologies, Inc (Class A)	114,315

		TOTAL FABRICATED METAL PRODUCTS	8,320,654

FISHING, HUNTING, AND TRAPPING - 0.00%**
1,187	*	HQ Sustainable Maritime Industries, Inc	10,446

		TOTAL FISHING, HUNTING, AND TRAPPING	10,446

FOOD AND KINDRED PRODUCTS - 3.84%
2,477	*	AgFeed Industries, Inc	13,227
1,614	*	American Dairy, Inc	45,725
2,740	*	American Italian Pasta Co	74,473
83,119		Archer Daniels Midland Co	2,428,737

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,205		B&G Foods, Inc (Class A)	$18,059
1,155	*	Boston Beer Co, Inc (Class A)	42,827
17,311		Bunge Ltd	1,083,842
25,564		Campbell Soup Co	833,898
8,549	*	Central Garden and Pet Co (Class A)	93,441
540		Coca-Cola Bottling Co Consolidated	26,152
299,770		Coca-Cola Co	16,097,649
40,089		Coca-Cola Enterprises, Inc	858,305
58,295		ConAgra Foods, Inc	1,263,836
24,086	*	Constellation Brands, Inc (Class A)	364,903
9,581		Corn Products International, Inc	273,250
10,104	*	Darling International, Inc	74,264
25,178		Del Monte Foods Co	291,561
2,447		Diamond Foods, Inc	77,619
33,045	*	Dr Pepper Snapple Group, Inc	950,044
797		Farmer Bros Co	16,498
10,043		Flowers Foods, Inc	264,030
42,719		General Mills, Inc	2,750,249
40,702		H.J. Heinz Co	1,617,905
9,063	*	Hansen Natural Corp	332,975
19,990		Hershey Co	776,811
9,048		Hormel Foods Corp	321,385
1,129		Imperial Sugar Co	14,316
1,825		J&J Snack Foods Corp	78,822
15,422		J.M. Smucker Co	817,520
33,218		Kellogg Co	1,635,322
191,046		Kraft Foods, Inc (Class A)	5,018,778
2,533		Lancaster Colony Corp	129,867
3,870		Lance, Inc	99,923
1,243	*	M&F Worldwide Corp	25,158
17,222		McCormick & Co, Inc	584,515
4,784		Mead Johnson Nutrition Co	215,806
16,800		Molson Coors Brewing Co (Class B)	817,824
2,418	*	National Beverage Corp	27,831
2,093	*	Omega Protein Corp	10,151
2,097	*	Overhill Farms, Inc	12,687
1,810	*	Peet’s Coffee & Tea, Inc	51,096
18,174		Pepsi Bottling Group, Inc	662,261
7,437		PepsiAmericas, Inc	212,401
201,216		PepsiCo, Inc	11,803,331
7,337	*	Ralcorp Holdings, Inc	428,994
21,903		Reynolds American, Inc	975,122
2,706		Sanderson Farms, Inc	101,854
90,798		Sara Lee Corp	1,011,490
1,589	*	Seneca Foods Corp	43,539
8,176	*	Smart Balance, Inc	50,201
18,048	*	Smithfield Foods, Inc	249,062
3,396		Tootsie Roll Industries, Inc	80,757
4,117	*	TreeHouse Foods, Inc	146,853
38,839		Tyson Foods, Inc (Class A)	490,537
1,197	*	Zapata Corp	8,331

		TOTAL FOOD AND KINDRED PRODUCTS	56,796,014

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FOOD STORES - 0.30%
139		Arden Group, Inc (Class A)	$16,611
3,643	*	Great Atlantic & Pacific Tea Co, Inc	32,459
1,440		Ingles Markets, Inc (Class A)	22,795
84,723		Kroger Co	1,748,682
3,473	*	Panera Bread Co (Class A)	191,015
2,954	*	Pantry, Inc	46,319
5,464		Ruddick Corp	145,452
55,333		Safeway, Inc	1,091,167
27,175		Supervalu, Inc	409,256
974	*	Susser Holdings Corp	12,243
1,257		Village Super Market (Class A)	37,044
1,431		Weis Markets, Inc	45,720
14,196	*	Whole Foods Market, Inc	432,836
6,782	*	Winn-Dixie Stores, Inc	88,980

		TOTAL FOOD STORES	4,320,579

FORESTRY - 0.10%
10,092		Rayonier, Inc	412,864
27,155		Weyerhaeuser Co	995,230

		TOTAL FORESTRY	1,408,094

FURNITURE AND FIXTURES - 0.15%
1,195	*	Astronics Corp	11,233
2,952		Ethan Allen Interiors, Inc	48,708
5,835		Furniture Brands International, Inc	32,268
7,317		Herman Miller, Inc	123,730
8,168		Hill-Rom Holdings, Inc	177,899
5,834		HNI Corp	137,682
1,401		Hooker Furniture Corp	18,914
4,080		Kimball International, Inc (Class B)	31,130
7,999	*	Kinetic Concepts, Inc	295,803
6,824		La-Z-Boy, Inc	59,028
19,930		Leggett & Platt, Inc	386,642
46,932		Masco Corp	606,362
8,861	*	Sealy Corp	28,355
1,340	*	Stanley Furniture Co, Inc	13,896
8,115		Steelcase, Inc (Class A)	50,394
9,318	*	Tempur-Pedic International, Inc	176,482

		TOTAL FURNITURE AND FIXTURES	2,198,526

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
33,805	*	Bed Bath & Beyond, Inc	1,269,040
43,775		Best Buy Co, Inc	1,642,438
21,371	*	GameStop Corp (Class A)	565,690
1,921		Haverty Furniture Cos, Inc	22,687
1,442	*	hhgregg, Inc	24,427

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,090		Knoll, Inc	$63,519
11,762	*	Pier 1 Imports, Inc	45,519
15,790		RadioShack Corp	261,640
995	*	Rex Stores Corp	10,846
2,562	*	Tuesday Morning Corp	10,658
12,291		Williams-Sonoma, Inc	248,647

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	4,165,111

GENERAL BUILDING CONTRACTORS - 0.20%
200	*	Amrep Corp	2,640
976	*	Avatar Holdings, Inc	18,544
5,089	*	Beazer Homes USA, Inc	28,448
1,171		Brookfield Homes Corp	7,822
716	*	Cavco Industries, Inc	25,418
36,032		DR Horton, Inc	411,125
6,699	*	Hovnanian Enterprises, Inc (Class A)	25,724
9,886		KB Home	164,206
19,302		Lennar Corp (Class A)	275,054
1,746	*	M/I Homes, Inc	23,728
3,103		McGrath RentCorp	66,001
4,852		MDC Holdings, Inc	168,558
3,764	*	Meritage Homes Corp	76,409
752	*	NVR, Inc	479,302
3,635	*	Perini Corp	77,426
44,189	*	Pulte Homes, Inc	485,638
5,596		Ryland Group, Inc	117,908
15,051	*	Standard-Pacific Corp	55,538
2,075	*	Team, Inc	35,171
17,195	*	Toll Brothers, Inc	335,990

		TOTAL GENERAL BUILDING CONTRACTORS	2,880,650

GENERAL MERCHANDISE STORES - 1.88%
6,473	*	99 Cents Only Stores	87,062
10,746	*	Big Lots, Inc	268,865
7,158	*	BJ’s Wholesale Club, Inc	259,263
6,599		Casey’s General Stores, Inc	207,077
1,986	*	Conn’s, Inc	22,422
56,454		Costco Wholesale Corp	3,187,393
7,361		Dillard’s, Inc (Class A)	103,790
18,201		Family Dollar Stores, Inc	480,506
6,428		Fred’s, Inc (Class A)	81,828
28,897		JC Penney Co, Inc	975,274
54,432		Macy’s, Inc	995,561
4,884	*	Retail Ventures, Inc	25,739
16,370	*	Saks, Inc	111,643
6,462	*	Sears Holdings Corp	422,033
3,381	*	Stein Mart, Inc	42,973
96,740		Target Corp	4,515,823
53,666		TJX Companies, Inc	1,993,692
286,246		Wal-Mart Stores, Inc	14,051,815

		TOTAL GENERAL MERCHANDISE STORES	27,832,759

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

HEALTH SERVICES - 1.25%
3,355	*	Alliance Imaging, Inc	$18,989
5,849	*	Allied Healthcare International, Inc	16,377
1,251	*	Almost Family, Inc	37,217
3,547	*	Amedisys, Inc	154,756
1,085		America Service Group, Inc	17,946
1,669	*	American Dental Partners, Inc	23,366
39,716		AmerisourceBergen Corp	888,844
3,939	*	Amsurg Corp	83,625
1,207	*	Assisted Living Concepts, Inc (A Shares)	25,009
1,527	*	Bio-Reference Labs, Inc	52,529
5,129		Brookdale Senior Living, Inc	92,989
1,339	*	China Sky One Medical, Inc	17,661
12,057	*	Community Health Systems, Inc	384,980
3,983	*	Continucare Corp	12,029
729	*	Corvel Corp	20,704
8,375	*	Covance, Inc	453,506
19,286	*	Coventry Health Care, Inc	384,949
4,057	*	Cross Country Healthcare, Inc	37,771
4,692	*	CryoLife, Inc	37,395
13,430	*	DaVita, Inc	760,675
7,491	*	Edwards Lifesciences Corp	523,696
3,179	*	eHealth, Inc	46,159
2,244	*	Emeritus Corp	49,256
1,159		Ensign Group, Inc	16,261
2,685	*	Enzo Biochem, Inc	19,010
35,633	*	Express Scripts, Inc	2,764,407
2,300	*	Genomic Health, Inc	50,278
1,761	*	Genoptix, Inc	61,248
3,932	*	Gentiva Health Services, Inc	98,339
3,175	*	Health Grades, Inc	15,716
31,898	*	Health Management Associates, Inc (Class A)	238,916
11,871	*	Healthsouth Corp	185,662
4,492	*	Healthways, Inc	68,817
8,542	*	Immunomedics, Inc	47,152
805	*	IPC The Hospitalist Co, Inc	25,317
5,060	*	Kindred Healthcare, Inc	82,124
14,054	*	Laboratory Corp of America Holdings	923,348
2,013	*	LCA-Vision, Inc	14,111
2,034	*	LHC Group, Inc	60,878
6,971	*	LifePoint Hospitals, Inc	188,635
8,921	*	Lincare Holdings, Inc	278,781
4,214	*	Magellan Health Services, Inc	130,887
35,402		McKesson Corp	2,108,189
1,957	*	Medcath Corp	17,163
62,661	*	Medco Health Solutions, Inc	3,465,779
1,055		National Healthcare Corp	39,341
12,169	*	Nektar Therapeutics	118,526
2,230	*	Nighthawk Radiology Holdings, Inc	16,123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,714	*	NovaMed, Inc	$12,294
4,576	*	Odyssey HealthCare, Inc	57,200
15,307		Omnicare, Inc	344,714
5,993	*	Pediatrix Medical Group, Inc	329,136
13,911		Pharmaceutical Product Development, Inc	305,207
7,268	*	Psychiatric Solutions, Inc	194,492
20,184		Quest Diagnostics, Inc	1,053,403
2,601	*	RehabCare Group, Inc	56,416
2,181	*	Skilled Healthcare Group, Inc (Class A)	17,513
6,161	*	Sun Healthcare Group, Inc	53,231
5,876	*	Sunrise Senior Living, Inc	17,804
61,553	*	Tenet Healthcare Corp	361,932
5,991		Universal Health Services, Inc (Class B)	371,023
1,324	*	US Physical Therapy, Inc	19,953
202	*	Virtual Radiologic Corp	2,632

		TOTAL HEALTH SERVICES	18,372,386

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
4,000	*	Broadwind Energy, Inc	31,560
3,665	*	Comverge, Inc	44,750
4,878		Granite Construction, Inc	150,925
4,740		Great Lakes Dredge & Dock Corp	33,085
1,627	*	LB Foster Co (Class A)	49,754
3,111	*	Matrix Service Co	33,817
2,246	*	MYR Group, Inc	47,368
3,759	*	Orion Marine Group, Inc	77,210
1,320	*	Sterling Construction Co, Inc	23,641

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	492,110

HOLDING AND OTHER INVESTMENT OFFICES - 2.19%
4,686		Acadia Realty Trust	70,618
5,357	*	Affiliated Managers Group, Inc	348,259
1,028		Agree Realty Corp	23,572
272		Alexander’s, Inc	80,479
4,944		Alexandria Real Estate Equities, Inc	268,706
25,764		Allied Capital Corp	79,095
18,980		AMB Property Corp	435,591
6,705		American Campus Communities, Inc	180,029
1,917		American Capital Agency Corp	54,539
70,692		Annaly Mortgage Management, Inc	1,282,353
9,643		Anthracite Capital, Inc	10,125
13,690		Anworth Mortgage Asset Corp	107,877
15,200		Apartment Investment & Management Co (Class A)	224,200
9,144		Ashford Hospitality Trust, Inc	31,638
1,546		Associated Estates Realty Corp	14,873
10,297		AvalonBay Communities, Inc	748,901
12,756		BioMed Realty Trust, Inc	176,033
18,293		Boston Properties, Inc	1,199,106
16,672		Brandywine Realty Trust	184,059
6,635		BRE Properties, Inc (Class A)	207,676

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,581		Camden Property Trust	$345,814
1,479	*	Cape Bancorp, Inc	11,359
5,045		Capital Lease Funding, Inc	20,331
387		Capital Southwest Corp	29,702
7,837		Capstead Mortgage Corp	109,013
1,512		Care Investment Trust, Inc	11,597
17,889		CBL & Associates Properties, Inc	173,523
5,900		Cedar Shopping Centers, Inc	38,055
716		Cherokee, Inc	17,163
3,528		Cogdell Spencer, Inc	16,934
6,149		Colonial Properties Trust	59,830
7,386		Corporate Office Properties Trust	272,396
9,378		Cousins Properties, Inc	77,650
3,359		Danvers Bancorp, Inc	45,649
24,672		DCT Industrial Trust, Inc	126,074
18,737		Developers Diversified Realty Corp	173,130
14,803		DiamondRock Hospitality Co	119,904
9,763		Digital Realty Trust, Inc	446,267
15,480		Douglas Emmett, Inc	190,094
28,851		Duke Realty Corp	346,501
1,528		Dynex Capital, Inc	12,881
3,284		EastGroup Properties, Inc	125,514
7,323		Education Realty Trust, Inc	43,425
4,461		Entertainment Properties Trust	152,299
3,288		Equity Lifestyle Properties, Inc	140,694
4,118		Equity One, Inc	64,529
35,393		Equity Residential	1,086,565
3,513		Essex Property Trust, Inc	279,565
11,183		Extra Space Storage, Inc	117,981
7,679		Federal Realty Investment Trust	471,260
8,398		FelCor Lodging Trust, Inc	38,043
5,124		First Industrial Realty Trust, Inc	26,901
3,532		First Potomac Realty Trust	40,830
8,500		Franklin Street Properties Corp	111,350
1,930		Getty Realty Corp	47,362
2,385		Gladstone Capital Corp	21,298
1,129		Gladstone Commercial Corp	15,445
5,453		Glimcher Realty Trust	20,013
6,634	*	Gramercy Capital Corp	16,121
2,695	*	Harris & Harris Group, Inc	16,844
5,319		Hatteras Financial Corp	159,464
37,862		HCP, Inc	1,088,154
15,486		Health Care REIT, Inc	644,527
7,698		Healthcare Realty Trust, Inc	162,659
6,357		Hersha Hospitality Trust	19,707
9,208		Highwoods Properties, Inc	289,592
5,755	*	Hilltop Holdings, Inc	70,556
4,261		Home Properties, Inc	183,606
15,792		Hospitality Properties Trust	321,683
78,454		Host Marriott Corp	923,404
29,181		HRPT Properties Trust	219,441
9,071		Inland Real Estate Corp	79,462

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,653		Investors Real Estate Trust	$69,183
23,392		iShares Russell 3000 Index Fund	1,450,070
14,652	*	iStar Financial, Inc	44,542
5,512		Kilroy Realty Corp	152,903
48,882		Kimco Realty Corp	637,421
3,657		Kite Realty Group Trust	15,250
8,268		LaSalle Hotel Properties	162,549
13,934		Lexington Corporate Properties Trust	71,063
14,395		Liberty Property Trust	468,269
3,078		LTC Properties, Inc	73,995
10,414		Macerich Co	315,857
10,138		Mack-Cali Realty Corp	327,762
914		Main Street Capital Corp	13,006
10,382		Medical Properties Trust, Inc	81,083
36,219		MFA Mortgage Investments, Inc	288,303
3,651		Mid-America Apartment Communities, Inc	164,770
2,132		Mission West Properties, Inc	14,348
3,849		Monmouth Real Estate Investment Corp (Class A)	26,789
2,771		MVC Capital, Inc	24,329
3,376		National Health Investors, Inc	106,850
10,288		National Retail Properties, Inc	220,883
13,127		Nationwide Health Properties, Inc	406,806
13,324		NorthStar Realty Finance Corp	46,767
10,658		Omega Healthcare Investors, Inc	170,741
3,412		Parkway Properties, Inc	67,216
5,663		Pennsylvania Real Estate Investment Trust	43,095
21,131		Plum Creek Timber Co, Inc	647,454
5,768		Post Properties, Inc	103,824
5,184		Potlatch Corp	147,485
57,530		Prologis	685,758
5,470		Prospect Capital Corp	58,584
1,958		PS Business Parks, Inc	100,485
17,441		Public Storage, Inc	1,312,261
4,675		RAIT Investment Trust	13,745
2,353		Ramco-Gershenson Properties	20,989
13,175		Realty Income Corp	337,939
9,942		Redwood Trust, Inc	154,101
10,382		Regency Centers Corp	384,653
2,885		Resource Capital Corp	15,694
1,219		Saul Centers, Inc	39,130
15,555		Senior Housing Properties Trust	297,256
31,068		Simon Property Group, Inc	2,157,050
9,754		SL Green Realty Corp	427,713
2,928		Sovran Self Storage, Inc	89,099
1,424	*	SRS Labs, Inc	10,409
4,500	*	Starwood Property Trust, Inc	91,125
19,933	*	Strategic Hotels & Resorts, Inc	51,626
2,114		Sun Communities, Inc	45,493
9,769		Sunstone Hotel Investors, Inc	69,360
5,208		Tanger Factory Outlet Centers, Inc	194,467
6,878		Taubman Centers, Inc	248,158
19,484		UDR, Inc	306,678

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,151		UMH Properties, Inc	$9,381
2,001		Universal Health Realty Income Trust	65,133
2,642		Urstadt Biddle Properties, Inc (Class A)	38,547
10,192		U-Store-It Trust	63,700
12,910	*	Vantage Drilling Co	23,625
20,133		Ventas, Inc	775,121
38,112		Virgin Media, Inc	530,519
1,018	*	Virtus Investment Partners, Inc	15,891
19,940		Vornado Realty Trust	1,284,335
8,342		WABCO Holdings, Inc	175,182
2,804		Walter Investment Management Corp	44,920
7,573		Washington Real Estate Investment Trust	218,102
13,552		Weingarten Realty Investors	269,956
900		Winthrop Realty Trust	8,766

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	32,367,454

HOTELS AND OTHER LODGING PLACES - 0.31%
3,304		Ameristar Casinos, Inc	52,137
5,191	*	Bluegreen Corp	15,833
7,647		Boyd Gaming Corp	83,582
3,376		Choice Hotels International, Inc	104,859
4,788	*	Gaylord Entertainment Co	96,239
4,680	*	Great Wolf Resorts, Inc	16,708
2,570	*	Isle of Capri Casinos, Inc	30,300
38,873	*	Las Vegas Sands Corp	654,621
2,030		Marcus Corp	25,964
38,670		Marriott International, Inc (Class A)	1,066,904
25,413	*	MGM Mirage	305,973
951	*	Monarch Casino & Resort, Inc	10,233
3,148	*	Morgans Hotel Group Co	17,062
10,845	*	Orient-Express Hotels Ltd (Class A)	124,826
1,967	*	Outdoor Channel Holdings, Inc	12,864
1,672	*	Red Lion Hotels Corp	9,614
24,018		Starwood Hotels & Resorts Worldwide, Inc	793,314
3,654	*	Vail Resorts, Inc	122,555
23,139		Wyndham Worldwide Corp	377,628
8,719	*	Wynn Resorts Ltd	618,090

		TOTAL HOTELS AND OTHER LODGING PLACES	4,539,306

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.87%
2,983	*	3PAR, Inc	32,902
2,373		Aaon, Inc	47,650
9,457		Actuant Corp (Class A)	151,879
11,867	*	AGCO Corp	327,885
699		Alamo Group, Inc	11,044
7,664	*	Allis-Chalmers Energy, Inc	33,415
2,657	*	Altra Holdings, Inc	29,732
1,082		Ampco-Pittsburgh Corp	28,770
172,916		Applied Materials, Inc	2,317,074
954	*	Argan, Inc	12,822

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,323	*	Astec Industries, Inc	$59,167
7,785		Black & Decker Corp	360,369
2,281		Black Box Corp	57,230
4,309	*	Blount International, Inc	40,806
985	*	Bolt Technology Corp	12,381
6,555		Briggs & Stratton Corp	127,233
49,965	*	Brocade Communications Systems, Inc	392,725
7,493	*	Brooks Automation, Inc	57,921
9,920		Bucyrus International, Inc (Class A)	353,350
7,851		Carlisle Cos, Inc	266,227
1,378		Cascade Corp	36,848
77,797		Caterpillar, Inc	3,993,320
8,279	*	Cirrus Logic, Inc	46,031
3,065	*	Colfax Corp	32,581
2,552	*	Columbus McKinnon Corp	38,663
6,267	*	Cray, Inc	52,204
26,354		Cummins, Inc	1,180,923
5,715		Curtiss-Wright Corp	195,053
4,059	*	Cymer, Inc	157,733
54,898		Deere & Co	2,356,222
220,893	*	Dell, Inc	3,370,827
8,367		Diebold, Inc	275,525
10,030		Donaldson Co, Inc	347,339
24,170		Dover Corp	936,829
10,685	*	Dresser-Rand Group, Inc	331,983
3,785	*	Dril-Quip, Inc	187,887
260,550	*	EMC Corp	4,439,772
96,962		Emerson Electric Co	3,886,237
10,818	*	Emulex Corp	111,317
6,271	*	Ener1, Inc	43,395
5,116	*	ENGlobal Corp	21,078
2,632	*	EnPro Industries, Inc	60,168
12,825	*	Entegris, Inc	63,484
9,915	*	Extreme Networks, Inc	27,762
2,058	*	Flanders Corp	10,619
3,885	*	Flow International Corp	10,062
7,313		Flowserve Corp	720,623
16,060	*	FMC Technologies, Inc	838,974
2,934	*	Fuel Tech, Inc	32,861
6,731	*	Gardner Denver, Inc	234,777
1,618		Gorman-Rupp Co	40,304
7,847		Graco, Inc	218,696
2,859		Graham Corp	44,457
2,405	*	Harbin Electric, Inc	40,596
309,557		Hewlett-Packard Co	14,614,186
592	*	Hurco Cos, Inc	10,111
10,738		IDEX Corp	300,127
5,014	*	Immersion Corp	21,460
8,630	*	Intermec, Inc	121,683
171,045		International Business Machines Corp	20,458,693
38,897		International Game Technology	835,508
3,013	*	Intevac, Inc	40,495

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,993	*	Isilon Systems, Inc	$24,357
23,726		ITT Industries, Inc	1,237,311
24,795		Jabil Circuit, Inc	332,501
3,112		John Bean Technologies Corp	56,545
76,859		Johnson Controls, Inc	1,964,516
13,634		Joy Global, Inc	667,248
1,309	*	Kadant, Inc	15,878
4,331		Kaydon Corp	140,411
10,655		Kennametal, Inc	262,220
9,033	*	Kulicke & Soffa Industries, Inc	54,469
16,239	*	Lam Research Corp	554,724
6,155		Lennox International, Inc	222,319
9,747	*	Lexmark International, Inc (Class A)	209,950
1,433		Lindsay Manufacturing Co	56,432
1,777		Lufkin Industries, Inc	94,501
17,162		Manitowoc Co, Inc	162,524
1,685		Met-Pro Corp	16,328
10,459	*	Micros Systems, Inc	315,757
2,110	*	Middleby Corp	116,071
3,215		Modine Manufacturing Co	29,803
595		Nacco Industries, Inc (Class A)	35,742
2,384	*	NATCO Group, Inc (Class A)	105,564
1,361	*	Natural Gas Services Group, Inc	23,981
6,148	*	Netezza Corp	69,104
4,968	*	Netgear, Inc	91,163
4,344		Nordson Corp	243,655
42,015		Northrop Grumman Corp	2,174,276
6,413	*	Oil States International, Inc	225,289
15,263		Pall Corp	492,690
21,375	*	Palm, Inc	372,566
26,843		Pitney Bowes, Inc	667,049
1,439	*	PMFG, Inc	18,506
1,106		Primoris Services Corp	7,974
27,783	*	Quantum Corp	35,007
3,486	*	Rackable Systems, Inc	23,391
51,476		Raytheon Co	2,469,304
2,785	*	RBC Bearings, Inc	64,974
2,264	*	Rimage Corp	38,692
7,242	*	Riverbed Technology, Inc	159,034
3,362		Robbins & Myers, Inc	78,940
3,771	*	Safeguard Scientifics, Inc	41,368
29,495	*	SanDisk Corp	640,042
1,058		Sauer-Danfoss, Inc	8,115
3,581	*	Scansource, Inc	101,414
8,322	*	Scientific Games Corp (Class A)	131,737
63,799		Seagate Technology, Inc	970,383
1,549	*	Semitool, Inc	13,089
3,329	*	Sigma Designs, Inc	48,370
6,413		SPX Corp	392,925
2,334		Standex International Corp	46,283
3,292	*	STEC, Inc	96,752
2,579	*	Super Micro Computer, Inc	21,818

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,414	*	T-3 Energy Services, Inc	$27,856
1,732	*	Tecumseh Products Co (Class A)	19,624
2,288		Tennant Co	66,489
22,465	*	Teradata Corp	618,237
13,428	*	Terex Corp	278,362
35,076		Textron, Inc	665,742
12,597		Timken Co	295,148
4,625		Toro Co	183,936
934		Twin Disc, Inc	11,647
2,552	*	Ultratech, Inc	33,763
16,351	*	Varian Medical Systems, Inc	688,868
9,420	*	VeriFone Holdings, Inc	149,684
3,485		Watsco, Inc	187,876
29,164	*	Western Digital Corp	1,065,361
7,547		Woodward Governor Co	183,090
7,922	*	Zebra Technologies Corp (Class A)	205,417

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	86,632,157

INSTRUMENTS AND RELATED PRODUCTS - 3.32%
2,960	*	Abaxis, Inc	79,180
4,993	*	Abiomed, Inc	48,482
5,062	*	Accuray, Inc	32,903
9,131	*	Affymetrix, Inc	80,170
44,533	*	Agilent Technologies, Inc	1,239,353
7,349	*	Align Technology, Inc	104,503
39,545		Allergan, Inc	2,244,574
3,717	*	Alphatec Holdings, Inc	17,098
9,693	*	American Medical Systems Holdings, Inc	164,006
1,195		American Science & Engineering, Inc	81,308
1,646		Analogic Corp	60,935
2,042	*	Anaren, Inc	34,714
3,593	*	Angiodynamics, Inc	49,512
1,785	*	Argon ST, Inc	34,004
2,179	*	Aspect Medical Systems, Inc	26,104
194		Atrion Corp	28,014
5,961	*	ATS Medical, Inc	15,975
1,919		Badger Meter, Inc	74,246
13,094		Bard (C.R.), Inc	1,029,319
78,128		Baxter International, Inc	4,454,078
9,264		Beckman Coulter, Inc	638,660
31,119		Becton Dickinson & Co	2,170,550
2,518	*	Bio-Rad Laboratories, Inc (Class A)	231,354
195,349	*	Boston Scientific Corp	2,068,745
2,164	*	Bovie Medical Corp	16,987
6,313	*	Bruker BioSciences Corp	67,360
1,243	*	Cantel Medical Corp	18,720
2,200	*	Cardiac Science Corp	8,800
3,126	*	CardioNet, Inc	21,007
23,272	*	CareFusion Corp	507,330
6,851	*	Cepheid, Inc	90,570
3,983	*	Clarient, Inc	16,768

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,681	*	Coherent, Inc	$62,521
3,077		Cohu, Inc	41,724
3,896	*	Conmed Corp	74,686
5,775		Cooper Cos, Inc	171,691
1,698	*	Cutera, Inc	14,688
3,519	*	Cyberonics, Inc	56,093
854	*	Cynosure, Inc (Class A)	9,949
33,579		Danaher Corp	2,260,537
2,931	*	Delcath Systems, Inc	14,391
19,118		Dentsply International, Inc	660,336
5,637	*	Depomed, Inc	24,634
5,908	*	DexCom, Inc	46,850
2,280	*	Dionex Corp	148,132
815	*	DXP Enterprises, Inc	9,087
34,476		Eastman Kodak Co	164,795
2,242	*	Electro-Optical Sciences, Inc	21,478
5,762	*	Endologix, Inc	35,667
2,008	*	EnteroMedics, Inc	9,618
3,411	*	ESCO Technologies, Inc	134,393
3,983	*	Esterline Technologies Corp	156,173
9,164	*	ev3, Inc	112,809
789	*	Exactech, Inc	12,419
2,437	*	FARO Technologies, Inc	41,868
5,046	*	FEI Co	124,384
1,318	*	FGX International Holdings Ltd	18,386
19,340	*	Flir Systems, Inc	540,940
6,633	*	Formfactor, Inc	158,661
5,812	*	Fossil, Inc	165,352
14,604		Garmin Ltd	551,155
3,428	*	Haemonetics Corp	192,379
4,321	*	Hanger Orthopedic Group, Inc	59,932
3,250	*	Harvard Bioscience, Inc	12,318
1,515	*	Herley Industries, Inc	19,771
8,064		Hillenbrand, Inc	164,264
33,310	*	Hologic, Inc	544,285
1,483	*	Home Diagnostics, Inc	10,025
1,707	*	ICU Medical, Inc	62,920
419	*	ICx Technologies, Inc	2,480
2,066	*	I-Flow Corp	23,532
3,047	*	II-VI, Inc	77,516
15,950	*	Illumina, Inc	677,875
3,467	*	Insulet Corp	38,934
2,380	*	Integra LifeSciences Holdings Corp	81,277
4,948	*	Intuitive Surgical, Inc	1,297,613
3,574		Invacare Corp	79,629
15,121	*	ION Geophysical Corp	53,226
2,036	*	IRIS International, Inc	23,007
4,236	*	ISTA Pharmaceuticals, Inc	18,893
5,126	*	Itron, Inc	328,782
3,573	*	Ixia	24,511
948	*	Kensey Nash Corp	27,445
22,043		Kla-Tencor Corp	790,462

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,852	*	Kopin Corp	$37,690
268	*	K-Tron International, Inc	25,516
1,851	*	KVH Industries, Inc	18,491
9,771	*	L-1 Identity Solutions, Inc	68,299
1,362	*	LaBarge, Inc	15,323
1,735	*	MAKO Surgical Corp	15,199
6,574	*	Masimo Corp	172,239
1,147	*	Measurement Specialties, Inc	11,711
1,341	*	Medical Action Industries, Inc	16,186
144,588		Medtronic, Inc	5,320,837
3,400	*	Merit Medical Systems, Inc	58,922
4,417	*	Mettler-Toledo International, Inc	400,136
1,584	*	Micrus Endovascular Corp	20,513
7,156	*	Millipore Corp	503,281
3,609		Mine Safety Appliances Co	99,284
6,958	*	MKS Instruments, Inc	134,220
1,630		Movado Group, Inc	23,684
2,975		MTS Systems Corp	86,900
7,701		National Instruments Corp	212,779
3,129	*	Natus Medical, Inc	48,280
1,714	*	Neogen Corp	55,345
4,256	*	Newport Corp	37,283
4,581	*	NuVasive, Inc	191,303
2,263	*	NxStage Medical, Inc	15,139
2,234	*	Orthofix International NV	65,657
7,270	*	Orthovita, Inc	31,915
381	*	OYO Geospace Corp	9,841
2,379	*	Palomar Medical Technologies, Inc	38,564
14,992		PerkinElmer, Inc	288,446
9,998	*	Resmed, Inc	451,910
1,284	*	Rochester Medical Corp	15,459
18,404		Rockwell Automation, Inc	784,010
20,717		Rockwell Collins, Inc	1,052,424
1,897	*	Rockwell Medical Technologies, Inc	14,759
4,337	*	Rofin-Sinar Technologies, Inc	99,578
11,785		Roper Industries, Inc	600,799
2,820	*	Rudolph Technologies, Inc	20,868
2,186	*	Sirona Dental Systems, Inc	65,034
1,386	*	Somanetics Corp	22,342
2,793	*	SonoSite, Inc	73,903
3,010	*	Spectranetics Corp	19,294
44,923	*	St. Jude Medical, Inc	1,752,446
8,250	*	Star Scientific, Inc	7,673
2,943	*	Stereotaxis, Inc	13,126
7,340		STERIS Corp	223,503
43,945		Stryker Corp	1,996,421
4,705	*	Symmetry Medical, Inc	48,791
1,402	*	Synovis Life Technologies, Inc	19,348
4,748		Techne Corp	296,987
4,584	*	Teledyne Technologies, Inc	164,978
22,236	*	Teradyne, Inc	205,683
54,469	*	Thermo Electron Corp	2,378,661

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,338	*	Thoratec Corp	$222,121
1,404	*	Trans1, Inc	6,753
15,498	*	Trimble Navigation Ltd	370,557
399		Utah Medical Products, Inc	11,699
3,798	*	Varian, Inc	193,926
2,153	*	Vascular Solutions, Inc	17,805
4,134	*	Veeco Instruments, Inc	96,405
2,190	*	Vital Images, Inc	27,419
8,747	*	Vivus, Inc	91,406
6,579	*	Volcano Corp	110,659
12,669	*	Waters Corp	707,690
4,910	*	Wright Medical Group, Inc	87,693
112,291		Xerox Corp	869,132
727		Young Innovations, Inc	19,127
28,077	*	Zimmer Holdings, Inc	1,500,716
2,685	*	Zoll Medical Corp	57,781
1,695	*	Zygo Corp	11,492

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	48,963,183

INSURANCE AGENTS, BROKERS AND SERVICE - 0.36%
35,931		AON Corp	1,462,032
13,016		Arthur J. Gallagher & Co	317,200
15,342		Brown & Brown, Inc	293,953
3,194	*	Crawford & Co (Class B)	14,086
42,182		Hartford Financial Services Group, Inc	1,117,823
850		Life Partners Holdings, Inc	15,215
67,854		Marsh & McLennan Cos, Inc	1,678,029
6,087	*	National Financial Partners Corp	53,079
1,032		White Mountains Insurance Group Ltd	316,834

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,268,251

INSURANCE CARRIERS - 3.47%
58,055		Aetna, Inc	1,615,671
60,717		Aflac, Inc	2,595,044
672	*	Alleghany Corp	174,082
6,315		Allied World Assurance Holdings Ltd	302,678
69,682		Allstate Corp	2,133,662
40,710		Ambac Financial Group, Inc	68,393
7,935		American Equity Investment Life Holding Co	55,704
11,140		American Financial Group, Inc	284,070
15,437		American International Group, Inc	680,926
1,920		American National Insurance Co	163,584
1,664		American Physicians Capital, Inc	47,940
810		American Physicians Service Group, Inc	18,662
1,178	*	American Safety Insurance Holdings Ltd	18,612
6,831	*	AMERIGROUP Corp	151,443
2,489	*	Amerisafe, Inc	42,935
2,306		Amtrust Financial Services, Inc	26,311
6,788	*	Arch Capital Group Ltd	458,462
4,019	*	Argo Group International Holdings Ltd	135,360

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,857		Aspen Insurance Holdings Ltd	$287,385
15,402		Assurant, Inc	493,788
13,541		Assured Guaranty Ltd	262,966
18,397		Axis Capital Holdings Ltd	555,221
975		Baldwin & Lyons, Inc (Class B)	22,864
4,739	*	Catalyst Health Solutions, Inc	138,142
5,618	*	Centene Corp	106,405
45,718		Chubb Corp	2,304,643
35,421		Cigna Corp	994,976
18,685		Cincinnati Financial Corp	485,623
6,538	*	Citizens, Inc (Class A)	41,451
3,480		CNA Financial Corp	84,007
2,171	*	CNA Surety Corp	35,170
24,995	*	Conseco, Inc	131,474
5,567		Delphi Financial Group, Inc (Class A)	125,981
1,472		Donegal Group, Inc (Class A)	22,728
1,068		Eastern Insurance Holdings, Inc	10,178
358		EMC Insurance Group, Inc	7,565
6,574		Employers Holdings, Inc	101,766
6,277		Endurance Specialty Holdings Ltd	228,922
862	*	Enstar Group Ltd	53,677
4,132		Erie Indemnity Co (Class A)	154,785
8,017		Everest Re Group Ltd	703,091
1,739		FBL Financial Group, Inc (Class A)	33,789
30,208		Fidelity National Title Group, Inc (Class A)	455,537
1,688	*	First Acceptance Corp	4,558
11,978		First American Corp	387,728
1,363		First Mercury Financial Corp	18,155
5,082		Flagstone Reinsurance Holdings Ltd	57,325
902	*	Fpic Insurance Group, Inc	30,262
63,214		Genworth Financial, Inc (Class A)	755,407
3,638	*	Greenlight Capital Re Ltd (Class A)	68,394
1,260	*	Hallmark Financial Services	10,143
6,605		Hanover Insurance Group, Inc	272,985
2,025		Harleysville Group, Inc	64,091
14,586		HCC Insurance Holdings, Inc	398,927
13,263	*	Health Net, Inc	204,250
7,355	*	Healthspring, Inc	90,099
5,092		Horace Mann Educators Corp	71,135
21,842	*	Humana, Inc	814,707
675		Independence Holding Co	3,969
2,241		Infinity Property & Casualty Corp	95,198
387		Kansas City Life Insurance Co	12,051
24,205	*	Leucadia National Corp	598,348
40,024		Lincoln National Corp	1,037,022
42,156		Loews Corp	1,443,842
5,473		Maiden Holdings Ltd	39,789
1,275	*	Markel Corp	420,521
6,214		Max Re Capital Ltd	132,793
17,230	*	MBIA, Inc	133,705
7,466		Meadowbrook Insurance Group, Inc	55,248
700		Mercer Insurance Group, Inc	12,649

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,472		Mercury General Corp	$125,617
74,874		Metlife, Inc	2,850,452
5,145	*	Metropolitan Health Networks, Inc	11,216
17,122	*	MGIC Investment Corp	126,874
1,846	*	Molina Healthcare, Inc	38,194
10,728		Montpelier Re Holdings Ltd	175,081
1,259		National Interstate Corp	22,033
293		National Western Life Insurance Co (Class A)	51,562
1,719	*	Navigators Group, Inc	94,545
529		NYMAGIC, Inc	9,131
2,219		Odyssey Re Holdings Corp	143,813
30,715		Old Republic International Corp	374,109
2,838		OneBeacon Insurance Group Ltd (Class A)	38,994
7,153		PartnerRe Ltd	550,352
15,004		Phoenix Cos, Inc	48,763
6,538		Platinum Underwriters Holdings Ltd	234,322
3,736	*	PMA Capital Corp (Class A)	21,258
13,562		PMI Group, Inc	57,639
2,046		Presidential Life Corp	21,197
3,955	*	Primus Guaranty Ltd	16,888
40,365		Principal Financial Group	1,105,596
4,187	*	ProAssurance Corp	218,520
88,467		Progressive Corp	1,466,782
11,141		Protective Life Corp	238,640
59,322		Prudential Financial, Inc	2,960,760
10,944		Radian Group, Inc	115,788
2,351	*	RadNet, Inc	6,089
9,103		Reinsurance Group of America, Inc (Class A)	405,994
7,967		RenaissanceRe Holdings Ltd	436,273
2,542		RLI Corp	134,167
2,069		Safety Insurance Group, Inc	68,111
2,764	*	SeaBright Insurance Holdings, Inc	31,565
7,228		Selective Insurance Group, Inc	113,696
6,386		Stancorp Financial Group, Inc	257,803
1,773		State Auto Financial Corp	31,790
2,253		Stewart Information Services Corp	27,870
10,921		Torchmark Corp	474,299
5,266		Tower Group, Inc	128,438
3,624		Transatlantic Holdings, Inc	181,816
76,046		Travelers Cos, Inc	3,743,744
2,648	*	Triple-S Management Corp (Class B)	44,407
4,504	*	United America Indemnity Ltd (Class A)	33,285
2,585		United Fire & Casualty Co	46,272
154,478		UnitedHealth Group, Inc	3,868,128
5,508		Unitrin, Inc	107,351
3,792	*	Universal American Financial Corp	35,721
1,705		Universal Insurance Holdings, Inc	8,576
43,208		UnumProvident Corp	926,380
12,144		Validus Holdings Ltd	313,315
17,264		W.R. Berkley Corp	436,434
5,450	*	WellCare Health Plans, Inc	134,343
62,412	*	WellPoint, Inc	2,955,832

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

199		Wesco Financial Corp	$64,775
44,362		XL Capital Ltd (Class A)	774,561
4,822		Zenith National Insurance Corp	149,000

		TOTAL INSURANCE CARRIERS	51,107,135

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
2,084	*	China Fire & Security Group, Inc	40,013
14,866	*	Corrections Corp of America	336,715
6,685	*	Geo Group, Inc	134,836

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	511,564

LEATHER AND LEATHER PRODUCTS - 0.13%
41,171		Coach, Inc	1,355,349
11,920	*	CROCS, Inc	79,268
2,366	*	Genesco, Inc	56,950
9,153	*	Iconix Brand Group, Inc	114,138
2,047	*	Steven Madden Ltd	75,350
6,438	*	Timberland Co (Class A)	89,617
1,327		Weyco Group, Inc	30,388
6,340		Wolverine World Wide, Inc	157,486

		TOTAL LEATHER AND LEATHER PRODUCTS	1,958,546

LEGAL SERVICES - 0.02%
6,558	*	FTI Consulting, Inc	279,436
1,106	*	Pre-Paid Legal Services, Inc	56,185

		TOTAL LEGAL SERVICES	335,621

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
1,565	*	Emergency Medical Services Corp (Class A)	72,773

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	72,773

LUMBER AND WOOD PRODUCTS - 0.02%
1,343		American Woodmark Corp	25,974
1,658		Deltic Timber Corp	75,887
14,699	*	Louisiana-Pacific Corp	98,042
709		Skyline Corp	15,995
2,441		Universal Forest Products, Inc	96,322

		TOTAL LUMBER AND WOOD PRODUCTS	312,220

METAL MINING - 0.59%
6,342	*	Allied Nevada Gold Corp	62,088
16,720		Cleveland-Cliffs, Inc	541,058
9,993	*	Coeur d’Alene Mines Corp	204,857
53,470		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,668,577
28,308	*	Hecla Mining Co	124,272

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

61,503		Newmont Mining Corp	$2,707,362
8,615	*	Paramount Gold and Silver Corp	11,803
9,582	*	Patriot Coal Corp	112,684
6,732	*	Rosetta Resources, Inc	98,893
4,726		Royal Gold, Inc	215,506
4,822	*	ShengdaTech, Inc	30,668
23,121		Southern Copper Corp	709,583
5,111	*	Stillwater Mining Co	34,346
6,264	*	Uranerz Energy Corp	14,345
10,386	*	US Gold Corp	30,016

		TOTAL METAL MINING	8,566,058

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
2,351		Armstrong World Industries, Inc	81,015
661		Blyth, Inc	25,601
9,582		Callaway Golf Co	72,919
3,991		Daktronics, Inc	34,203
15,917		Hasbro, Inc	441,697
5,349	*	Intrepid Potash, Inc	126,183
3,384	*	Jakks Pacific, Inc	48,459
11,151		Jarden Corp	313,009
3,206	*	Leapfrog Enterprises, Inc	13,177
589		Marine Products Corp	3,257
46,907		Mattel, Inc	865,902
674		Oil-Dri Corp of America	9,773
2,015	*	RC2 Corp	28,714
6,954	*	Shuffle Master, Inc	65,507
773	*	Steinway Musical Instruments, Inc	9,176

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,138,592

MISCELLANEOUS RETAIL - 1.56%
3,043	*	1-800-FLOWERS.COM, Inc (Class A)	10,498
2,597	*	ALLION HEALTHCARE,Inc	15,192
42,321	*	Amazon.com, Inc	3,951,089
4,851		Barnes & Noble, Inc	107,789
2,789		Big 5 Sporting Goods Corp	42,114
1,664	*	Blue Nile, Inc	103,368
6,118	*	Borders Group, Inc	19,027
1,412	*	Build-A-Bear Workshop, Inc	6,876
4,945	*	Cabela’s, Inc	65,966
3,852		Cash America International, Inc	116,176
7,525	*	CKX, Inc	50,493
6,419	*	Coldwater Creek, Inc	52,636
187,909		CVS Corp	6,715,868
11,390	*	Dick’s Sporting Goods, Inc	255,136
11,601	*	Dollar Tree, Inc	564,737
9,521	*	Drugstore.Com	23,136
5,248	*	Ezcorp, Inc (Class A)	71,688
1,939	*	Fuqi International, Inc	56,774
2,837	*	GSI Commerce, Inc	54,782

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,730	*	Hibbett Sports, Inc	$67,998
5,105	*	HSN, Inc	83,109
3,430	*	Jo-Ann Stores, Inc	92,027
1,561	*	Kirkland’s, Inc	22,244
6,109	*	Marvel Entertainment, Inc	303,129
5,687		MSC Industrial Direct Co (Class A)	247,839
3,938		Nutri/System, Inc	60,094
36,102	*	Office Depot, Inc	238,995
10,532	*	OfficeMax, Inc	132,493
2,090	*	Overstock.com, Inc	30,660
1,197	*	PC Mall, Inc	8,211
16,262		Petsmart, Inc	353,699
5,407	*	Priceline.com, Inc	896,589
2,097		Pricesmart, Inc	39,319
75,461	*	Rite Aid Corp	123,756
2,731	*	Shutterfly, Inc	45,417
11,099		Signet Jewelers Ltd	292,237
1,595	*	Stamps.com, Inc	14,754
92,413		Staples, Inc	2,145,830
1,478		Systemax, Inc	17,928
16,242		Tiffany & Co	625,804
127,973		Walgreen Co	4,795,148
3,822		World Fuel Services Corp	183,724
3,083	*	Zale Corp	22,043
2,519	*	Zumiez, Inc	41,337

		TOTAL MISCELLANEOUS RETAIL	23,167,729

MOTION PICTURES - 0.71%
1,582	*	Ascent Media Corp (Series A)	40,499
4,057	*	Avid Technology, Inc	57,163
1,462	*	Carmike Cinemas, Inc	14,781
3,892		Cinemark Holdings, Inc	40,321
36,497	*	Discovery Communications, Inc (Class C)	950,017
9,418	*	DreamWorks Animation SKG, Inc (Class A)	334,998
1,564	*	Gaiam, Inc (Class A)	10,917
12,989	*	Macrovision Solutions Corp	436,431
5,561		National CineMedia, Inc	94,370
295,702		News Corp (Class A)	3,545,467
10,943		Regal Entertainment Group (Class A)	134,818
1,223	*	Rentrak Corp	21,843
155,082		Time Warner, Inc	4,463,260
18,707	*	tw telecom inc (Class A)	251,609

		TOTAL MOTION PICTURES	10,396,494

NONDEPOSITORY INSTITUTIONS - 0.74%
6,039		Advance America Cash Advance Centers, Inc	33,818
37,750		American Capital Ltd	121,933
131,250		American Express Co	4,449,374
12,250	*	AmeriCredit Corp	193,428
21,055		Apollo Investment Corp	201,075

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,577		Ares Capital Corp	$138,599
405		BlackRock Kelso Capital Corp	3,005
3,783	*	Boise, Inc	19,974
57,758		Capital One Financial Corp	2,063,693
34,785		CapitalSource, Inc	150,967
87,209		Chimera Investment Corp	333,138
52,102		CIT Group, Inc	63,043
2,059	*	CompuCredit Corp	9,698
820	*	Credit Acceptance Corp	26,396
1,500	*	Cypress Sharpridge Investments, Inc	21,300
69,326		Discover Financial Services	1,125,161
4,463	*	Doral Financial Corp	16,513
1,573	*	Encore Capital Group, Inc	21,157
3,883		Financial Federal Corp	95,832
2,987	*	First Cash Financial Services, Inc	51,167
8,315	*	First Marblehead Corp	18,293
2,486		Gladstone Investment Corp	12,057
24,636		GLG Partners, Inc	99,283
10,264	*	Heckmann Corp	47,009
4,585		Hercules Technology Growth Capital, Inc	45,025
2,967	*	Information Services Group, Inc	11,838
4,907		Kohlberg Capital Corp	29,589
12,436		Lender Processing Services, Inc	474,682
8,726	*	MCG Capital Corp	36,562
1,650		Medallion Financial Corp	13,794
3,357	*	Mercadolibre, Inc	129,110
2,474	*	Nelnet, Inc (Class A)	30,777
8,951	*	NewStar Financial, Inc	29,449
2,416		NGP Capital Resources Co	17,540
7,334	*	Ocwen Financial Corp	83,021
2,088		PennantPark Investment Corp	16,934
1,200	*	Pennymac Mortgage Investment Trust	23,892
6,772	*	PHH Corp	134,357
60,793	*	SLM Corp	530,115
408		Student Loan Corp	18,931
3,545		TICC Capital Corp	17,867
669	*	Tree.com, Inc	5,051
968		Triangle Capital Corp	11,945
1,952	*	World Acceptance Corp	49,210

		TOTAL NONDEPOSITORY INSTITUTIONS	11,025,602

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
3,417		AMCOL International Corp	78,215
4,883	*	Cardium Therapeutics, Inc	7,910
4,172		Compass Minerals International, Inc	257,079
9,018	*	General Moly, Inc	28,407
230	*	United States Lime & Minerals, Inc	8,262
16,119		Vulcan Materials Co	871,553

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,251,426

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 4.67%
64,582		Anadarko Petroleum Corp	$4,051,229
43,609		Apache Corp	4,004,614
1,359		APCO Argentina, Inc	31,148
1,024	*	Approach Resources, Inc	9,298
4,975	*	Arena Resources, Inc	176,613
4,937		Atlas America, Inc	133,645
4,644	*	ATP Oil & Gas Corp	83,081
7,382	*	Atwood Oceanics, Inc	260,363
37,905		Baker Hughes, Inc	1,617,027
2,824	*	Basic Energy Services, Inc	23,976
5,782		Berry Petroleum Co (Class A)	154,842
4,983	*	Bill Barrett Corp	163,393
37,943		BJ Services Co	737,232
10,529	*	Boots & Coots, Inc	16,952
13,165	*	Brigham Exploration Co	119,538
3,630	*	Bronco Drilling Co, Inc	23,777
13,217		Cabot Oil & Gas Corp	472,508
7,193	*	Cal Dive International, Inc	71,139
27,944	*	Cameron International Corp	1,056,842
3,623	*	Carrizo Oil & Gas, Inc	88,727
11,138	*	Cheniere Energy, Inc	32,634
81,317		Chesapeake Energy Corp	2,309,403
11,035		Cimarex Energy Co	478,036
614	*	Clayton Williams Energy, Inc	18,494
3,296	*	CNX Gas Corp	101,187
7,554	*	Complete Production Services, Inc	85,360
5,881	*	Comstock Resources, Inc	235,710
10,258	*	Concho Resources, Inc	372,571
1,680	*	Contango Oil & Gas Co	85,781
4,202	*	Continental Resources, Inc	164,592
887	*	CREDO Petroleum Corp	8,976
858	*	Dawson Geophysical Co	23,492
25,397	*	Delta Petroleum Corp	44,445
32,106	*	Denbury Resources, Inc	485,764
57,421		Devon Energy Corp	3,866,156
8,997		Diamond Offshore Drilling, Inc	859,393
6,680	*	Encore Acquisition Co	249,832
12,821	*	Endeavour International Corp	15,513
4,349	*	Energy Recovery, Inc	25,311
18,422		ENSCO International, Inc	783,672
32,461		EOG Resources, Inc	2,710,818
17,009		Equitable Resources, Inc	724,583
18,601	*	EXCO Resources, Inc	347,653
7,973	*	Exterran Holdings, Inc	189,279
14,503	*	Forest Oil Corp	283,824
3,859	*	FX Energy, Inc	12,465
652	*	Geokinetics, Inc	13,822
1,428	*	Georesources, Inc	15,779
13,946	*	Global Industries Ltd	132,487
3,180	*	GMX Resources, Inc	49,958
3,236	*	Goodrich Petroleum Corp	83,521

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,968	*	Gulfport Energy Corp	$25,940
116,188		Halliburton Co	3,151,019
4,650	*	Harvest Natural Resources, Inc	23,855
13,120	*	Helix Energy Solutions Group, Inc	196,538
13,442		Helmerich & Payne, Inc	531,362
13,699	*	Hercules Offshore, Inc	67,262
139	*	Isramco, Inc	18,159
1,025		Kayne Anderson Energy Development Co	13,561
17,653	*	Key Energy Services, Inc	153,581
13,113	*	Mariner Energy, Inc	185,942
9,611	*	McMoRan Exploration Co	72,563
36,260	*	Nabors Industries Ltd	757,834
54,229	*	National Oilwell Varco, Inc	2,338,897
16,992	*	Newfield Exploration Co	723,180
11,506	*	Newpark Resources, Inc	36,934
22,675		Noble Energy, Inc	1,495,643
3,656	*	Northern Oil And Gas, Inc	30,710
104,573		Occidental Petroleum Corp	8,198,523
7,100	*	Oceaneering International, Inc	402,925
20,610	*	Oilsands Quest, Inc	23,289
839		Panhandle Oil and Gas, Inc (Class A)	17,921
5,400	*	Parallel Petroleum Corp	17,118
14,520	*	Parker Drilling Co	79,279
19,984		Patterson-UTI Energy, Inc	301,758
5,835		Penn Virginia Corp	133,680
38,920	*	PetroHawk Energy Corp	942,253
3,370	*	Petroleum Development Corp	62,884
6,790	*	Petroquest Energy, Inc	44,067
6,202	*	Pioneer Drilling Co	45,523
14,840		Pioneer Natural Resources Co	538,544
17,971	*	Plains Exploration & Production Co	497,078
2,134	*	PowerSecure International, Inc	14,469
22,221	*	Pride International, Inc	676,407
15,275	*	Quicksilver Resources, Inc	216,752
20,027		Range Resources Corp	988,533
4,567	*	Rex Energy Corp	38,134
14,700		Rowan Cos, Inc	339,129
3,480		RPC, Inc	36,470
154,873		Schlumberger Ltd	9,230,432
2,507	*	SEACOR Holdings, Inc	204,646
1,481	*	Seahawk Drilling, Inc	46,044
28,462		Smith International, Inc	816,859
44,498	*	Southwestern Energy Co	1,899,175
8,106		St. Mary Land & Exploration Co	263,121
5,403	*	Stone Energy Corp	88,123
10,362	*	Sulphco, Inc	14,196
10,423	*	Superior Energy Services	234,726
2,145	*	Superior Well Services, Inc	20,764
4,782	*	Swift Energy Co	113,238
8,467	*	Syntroleum Corp	22,861
9,129	*	Tetra Technologies, Inc	88,460
1,676	*	TGC Industries, Inc	8,129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,449		Tidewater, Inc	$303,683
2,463		Toreador Resources Corp	24,605
1,437	*	Union Drilling, Inc	10,979
5,395	*	Unit Corp	222,544
8,415		Vaalco Energy, Inc	38,709
3,880	*	Venoco, Inc	44,659
4,456		W&T Offshore, Inc	52,180
7,282	*	Warren Resources, Inc	21,555
6,449	*	Whiting Petroleum Corp	371,333
5,721	*	Willbros Group, Inc	87,131
74,875		XTO Energy, Inc	3,093,835
1,544	*	Zion Oil & Gas, Inc	15,069

		TOTAL OIL AND GAS EXTRACTION	68,881,227

PAPER AND ALLIED PRODUCTS - 0.49%
13,961		Bemis Co	361,730
6,263	*	Buckeye Technologies, Inc	67,202
5,407	*	Cenveo, Inc	37,416
5,532	*	Domtar Corporation	194,837
6,091		Glatfelter	69,925
16,329	*	Graphic Packaging Holding Co	37,720
4,333		Greif, Inc (Class A)	238,532
55,648		International Paper Co	1,237,054
2,612	*	Kapstone Paper and Packaging Corp	21,262
53,794		Kimberly-Clark Corp	3,172,770
21,805		MeadWestvaco Corp	486,469
1,522		Neenah Paper, Inc	17,914
604	*	Orchids Paper Products Co	12,080
13,160		Packaging Corp of America	268,464
4,823		Rock-Tenn Co (Class A)	227,212
2,229		Schweitzer-Mauduit International, Inc	121,168
13,088		Sonoco Products Co	360,444
13,554		Temple-Inland, Inc	222,557
6,546		Wausau Paper Corp	65,460

		TOTAL PAPER AND ALLIED PRODUCTS	7,220,216

PERSONAL SERVICES - 0.16%
17,090		Cintas Corp	517,997
3,925	*	Coinstar, Inc	129,447
626		CPI Corp	7,806
2,660		G & K Services, Inc (Class A)	58,946
44,124		H&R Block, Inc	810,999
3,281		Jackson Hewitt Tax Service, Inc	16,733
1,501	*	Mac-Gray Corp	16,181
7,317		Regis Corp	113,413
11,087	*	Sally Beauty Holdings, Inc	78,829
33,720		Service Corp International	236,377
1,671	*	Steiner Leisure Ltd	59,755
1,834		Unifirst Corp	81,521
4,246		Weight Watchers International, Inc	116,510

		TOTAL PERSONAL SERVICES	2,244,514

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

PETROLEUM AND COAL PRODUCTS - 5.46%
1,357		Alon USA Energy, Inc	$13,475
9,570		Ashland, Inc	413,615
259,374		Chevron Corp	18,267,711
191,759		ConocoPhillips	8,659,836
4,142	*	CVR Energy, Inc	51,526
874		Delek US Holdings, Inc	7,490
631,780	d	Exxon Mobil Corp	43,346,427
13,645		Frontier Oil Corp	189,938
26,867	*	Gran Tierra Energy, Inc	111,767
2,630	*	Green Plains Renewable Energy, Inc	18,673
7,698	*	Headwaters, Inc	29,791
37,209		Hess Corp	1,989,193
5,556		Holly Corp	142,345
91,738		Marathon Oil Corp	2,926,442
24,787		Murphy Oil Corp	1,426,988
1,178		Quaker Chemical Corp	25,834
16,179	*	SandRidge Energy, Inc	209,680
15,161		Sunoco, Inc	431,330
17,975		Tesoro Corp	269,266
72,865		Valero Energy Corp	1,412,852
6,920		Walter Industries, Inc	415,615
2,698		WD-40 Co	76,623
4,705	*	Western Refining, Inc	30,347

		TOTAL PETROLEUM AND COAL PRODUCTS	80,466,764

PIPELINES, EXCEPT NATURAL GAS - 0.11%
83,783		Spectra Energy Corp	1,586,850

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,586,850

PRIMARY METAL INDUSTRIES - 0.88%
14,363		AK Steel Holding Corp	283,382
127,181		Alcoa, Inc	1,668,615
12,699		Allegheny Technologies, Inc	444,338
6,136		Belden CDT, Inc	141,742
2,402	*	Brush Engineered Materials, Inc	58,753
5,721		Carpenter Technology Corp	133,814
6,598	*	Century Aluminum Co	61,691
12,098	*	CommScope, Inc	362,093
201,775		Corning, Inc	3,089,175
2,476		Encore Wire Corp	55,314
1,609	*	Fushi Copperweld, Inc	13,612
6,782	*	General Cable Corp	265,515
3,066	*	General Steel Holdings, Inc	11,927
3,250		Gibraltar Industries, Inc	43,128
1,635	*	Haynes International, Inc	52,026
6,022	*	Horsehead Holding Corp	70,578

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,313		Hubbell, Inc (Class B)	$307,146
4,217		Matthews International Corp (Class A)	149,197
5,352	*	Metalico, Inc	22,318
4,809		Mueller Industries, Inc	114,791
1,181	*	Northwest Pipe Co	39,599
40,757		Nucor Corp	1,915,986
1,023		Olympic Steel, Inc	29,350
18,108		Precision Castparts Corp	1,844,661
3,010	*	RTI International Metals, Inc	74,979
2,903		Schnitzer Steel Industries, Inc (Class A)	154,585
27,816		Steel Dynamics, Inc	426,697
980	*	Sutor Technology Group Ltd	3,097
3,063		Texas Industries, Inc	128,615
11,385		Titanium Metals Corp	109,182
3,792		Tredegar Corp	54,984
18,510		United States Steel Corp	821,289
682	*	Universal Stainless & Alloy	12,447
6,024	*	Uranium Energy Corp	17,771
8,327		Worthington Industries, Inc	115,745

		TOTAL PRIMARY METAL INDUSTRIES	13,098,142

PRINTING AND PUBLISHING - 0.32%
8,909	*	ACCO Brands Corp	64,323
5,245		American Greetings Corp (Class A)	116,964
11,592		Belo (A.H.) Corp (Class A)	62,713
5,103		Bowne & Co, Inc	39,293
2,529	*	China Information Security Technology, Inc	14,011
1,053	*	Consolidated Graphics, Inc	26,272
1,056		Courier Corp	15,998
732		CSS Industries, Inc	14,472
3,928	*	Dolan Media Co	47,097
6,902		Dun & Bradstreet Corp	519,859
3,317		Ennis, Inc	53,503
3,424		EW Scripps Co (Class A)	25,680
31,077		Gannett Co, Inc	388,773
5,553		Harte-Hanks, Inc	76,798
5,165		John Wiley & Sons, Inc (Class A)	179,639
9,251		Journal Communications, Inc (Class A)	34,044
2,212	*	Martha Stewart Living Omnimedia, Inc (Class A)	13,847
40,850		McGraw-Hill Cos, Inc	1,026,969
4,384		Meredith Corp	131,257
13,001	*	MSCI, Inc (Class A)	385,090
943		Multi-Color Corp	14,550
15,311		New York Times Co (Class A)	124,325
2,165	*	Playboy Enterprises, Inc (Class B)	6,538
3,992		Primedia, Inc	10,060
26,652		R.R. Donnelley & Sons Co	566,623
1,335		Schawk, Inc (Class A)	15,579
3,036		Scholastic Corp	73,896
1,542		Standard Register Co	9,067
6,500	*	Valassis Communications, Inc	116,220
798		Washington Post Co (Class B)	373,527

		TOTAL PRINTING AND PUBLISHING	4,546,987

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 0.76%
34,130		Burlington Northern Santa Fe Corp	$2,724,598
50,193		CSX Corp	2,101,079
4,940	*	Genesee & Wyoming, Inc (Class A)	149,781
11,671	*	Kansas City Southern Industries, Inc	309,165
47,665		Norfolk Southern Corp	2,054,838
65,311		Union Pacific Corp	3,810,896

		TOTAL RAILROAD TRANSPORTATION	11,150,357

REAL ESTATE - 0.09%
30,471	*	CB Richard Ellis Group, Inc (Class A)	357,731
3,396	*	China Housing & Land Development, Inc	13,075
570		Consolidated-Tomoka Land Co	21,831
3,053		DuPont Fabros Technology, Inc	40,696
14,636		Forest City Enterprises, Inc (Class A)	195,683
4,924	*	Forestar Real Estate Group, Inc	84,594
1,000	*	Government Properties Income Trust	24,010
5,352		Jones Lang LaSalle, Inc	253,524
2,864	*	LoopNet, Inc	25,891
2,303	*	Reading International, Inc	9,465
12,009	*	St. Joe Co	349,702
9,077		Stewart Enterprises, Inc (Class A)	47,473

		TOTAL REAL ESTATE	1,423,675

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
4,115		A. Schulman, Inc	82,012
650	*	AEP Industries, Inc	25,935
7,718		Cooper Tire & Rubber Co	135,682
1,698	*	Deckers Outdoor Corp	144,075
31,815	*	Goodyear Tire & Rubber Co	541,809
4,132	*	Metabolix, Inc	42,477
35,613		Newell Rubbermaid, Inc	558,769
20,505		Sealed Air Corp	402,513
3,771	*	Skechers U.S.A., Inc (Class A)	64,635
3,615		Spartech Corp	38,934
5,297		Titan International, Inc	47,143
2,290	*	Trex Co, Inc	41,678
7,940		Tupperware Corp	316,965
4,353		West Pharmaceutical Services, Inc	176,775

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,619,402

SECURITY AND COMMODITY BROKERS - 2.59%
32,942		Ameriprise Financial, Inc	1,196,783
2,612		BlackRock, Inc	566,334

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,583	*	Broadpoint Securities Group, Inc	$38,222
18,019		Broadridge Financial Solutions, Inc	362,182
3,140		Calamos Asset Management, Inc (Class A)	41,008
123,338		Charles Schwab Corp	2,361,923
8,622		CME Group, Inc	2,657,214
1,782		Cohen & Steers, Inc	42,768
230		Diamond Hill Investment Group, Inc	13,333
2,125		Duff & Phelps Corp	40,715
189,445	*	E*Trade Financial Corp	331,529
15,120		Eaton Vance Corp	423,209
1,720		Epoch Holding Corp	15,050
1,369		Evercore Partners, Inc (Class A)	40,002
2,781	*	FBR Capital Markets Corp	16,491
6,966	*	FCStone Group, Inc	33,576
11,454		Federated Investors, Inc (Class B)	302,042
2,534		Fifth Street Finance Corp	27,697
19,705		Franklin Resources, Inc	1,982,323
918		GAMCO Investors, Inc (Class A)	41,953
9,191		GFI Group, Inc	66,451
65,173		Goldman Sachs Group, Inc	12,014,644
2,668		Greenhill & Co, Inc	238,999
5,291	*	Interactive Brokers Group, Inc (Class A)	105,132
9,455	*	IntercontinentalExchange, Inc	918,931
54,072		Invesco Ltd	1,230,679
5,637	*	Investment Technology Group, Inc	157,385
23,492		Janus Capital Group, Inc	333,117
15,107	*	Jefferies Group, Inc	411,364
1,865		JMP Group, Inc	18,016
4,543	*	KBW, Inc	146,375
12,211	*	Knight Capital Group, Inc (Class A)	265,589
10,177	*	LaBranche & Co, Inc	34,602
9,750		Lazard Ltd (Class A)	402,773
20,682		Legg Mason, Inc	641,762
4,116	*	MarketAxess Holdings, Inc	49,598
13,798	*	MF Global Ltd	100,311
176,359		Morgan Stanley	5,445,966
2,531	*	Morningstar, Inc	122,905
17,468	*	Nasdaq Stock Market, Inc	367,701
33,749		NYSE Euronext	975,009
1,247		Oppenheimer Holdings, Inc	30,364
5,501		optionsXpress Holdings, Inc	95,057
2,573	*	Penson Worldwide, Inc	25,061
2,543	*	Piper Jaffray Cos	121,352
2,515	*	Pzena Investment Management, Inc (Class A)	20,548
12,710		Raymond James Financial, Inc	295,889
1,329		Sanders Morris Harris Group, Inc	7,854
15,956		SEI Investments Co	314,014
3,553	*	Stifel Financial Corp	195,060
4,033		SWS Group, Inc	58,075
33,388		T Rowe Price Group, Inc	1,525,832
33,916	*	TD Ameritrade Holding Corp	665,432
6	m	Teton Advisors, Inc	0

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,164	*	Thomas Weisel Partners Group, Inc	$11,556
1,219		US Global Investors, Inc (Class A)	15,030
65		Value Line, Inc	2,007
10,945		Waddell & Reed Financial, Inc (Class A)	311,385
606		Westwood Holdings Group, Inc	21,028

		TOTAL SECURITY AND COMMODITY BROKERS	38,297,207

SOCIAL SERVICES - 0.00%**
2,148	*	Capital Senior Living Corp	13,103
1,666	*	Providence Service Corp	19,426
3,295	*	Res-Care, Inc	46,822

		TOTAL SOCIAL SERVICES	79,351

SPECIAL TRADE CONTRACTORS - 0.09%
445		Alico, Inc	13,079
3,776	*	AsiaInfo Holdings, Inc	75,407
2,952		Chemed Corp	129,563
5,071		Comfort Systems USA, Inc	58,773
5,343	*	Dycom Industries, Inc	65,719
8,373	*	EMCOR Group, Inc	212,005
5,008	*	Insituform Technologies, Inc (Class A)	95,853
1,267	*	Integrated Electrical Services, Inc	10,199
2,505	*	Layne Christensen Co	80,285
25,413	*	Quanta Services, Inc	562,389

		TOTAL SPECIAL TRADE CONTRACTORS	1,303,272

STONE, CLAY, AND GLASS PRODUCTS - 0.61%
89,646		3M Co	6,615,875
3,287		Apogee Enterprises, Inc	49,371
3,360	*	Cabot Microelectronics Corp	117,130
2,501		CARBO Ceramics, Inc	128,927
5,882		Eagle Materials, Inc	168,108
17,375		Gentex Corp	245,856
5,826		Martin Marietta Materials, Inc	536,400
11,003	*	Owens Corning, Inc	247,017
21,823	*	Owens-Illinois, Inc	805,269
6,558	*	US Concrete, Inc	11,345
5,658	*	USG Corp	97,204

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	9,022,502

TEXTILE MILL PRODUCTS - 0.03%
3,567		Albany International Corp (Class A)	69,200
5,514		Interface, Inc (Class A)	45,766
7,339	*	Mohawk Industries, Inc	349,997
1,411		Oxford Industries, Inc	27,797

		TOTAL TEXTILE MILL PRODUCTS	492,760

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TOBACCO PRODUCTS - 1.34%
268,530		Altria Group, Inc	$4,782,519
19,313		Fortune Brands, Inc	830,073
21,775		Lorillard, Inc	1,617,883
253,706		Philip Morris International, Inc	12,365,630
3,244		Universal Corp	135,664
6,341		Vector Group Ltd	98,792

		TOTAL TOBACCO PRODUCTS	19,830,561

TRANSPORTATION BY AIR - 0.47%
1,495	*	Air Methods Corp	48,692
7,342	*	Air Transport Services Group, Inc	25,403
15,712	*	Airtran Holdings, Inc	98,200
4,725	*	Alaska Air Group, Inc	126,583
1,805	*	Allegiant Travel Co	68,752
37,107	*	AMR Corp	295,000
2,228	*	Atlas Air Worldwide Holdings, Inc	71,229
3,798	*	Bristow Group, Inc	112,763
17,826	*	Continental Airlines, Inc (Class B)	293,059
3,926		Copa Holdings S.A. (Class A)	174,668
100,105	*	Delta Air Lines, Inc	896,941
40,259		FedEx Corp	3,028,282
6,701	*	Hawaiian Holdings, Inc	55,350
32,636	*	JetBlue Airways Corp	195,163
1,339	*	PHI, Inc	27,155
4,158	*	Republic Airways Holdings, Inc	38,794
7,262		Skywest, Inc	120,404
96,699		Southwest Airlines Co	928,310
17,807		UAL Corp	164,181
16,938	*	US Airways Group, Inc	79,609

		TOTAL TRANSPORTATION BY AIR	6,848,538

TRANSPORTATION EQUIPMENT - 2.26%
2,625		A.O. Smith Corp	100,013
5,029	*	AAR Corp	110,336
1,800	*	Aerovironment, Inc	50,562
5,410		American Axle & Manufacturing Holdings, Inc	38,303
961		American Railcar Industries, Inc	10,196
2,224	*	Amerigon, Inc (Class A)	16,346
9,353		ArvinMeritor, Inc	73,140
2,451	*	ATC Technology Corp	48,432
10,909		Autoliv, Inc	366,542
12,655	*	BE Aerospace, Inc	254,872
94,091		Boeing Co	5,095,028
13,169		Brunswick Corp	157,765
6,540		Clarcor, Inc	205,094
2,519	*	Cogo Group, Inc	15,416
12,995	*	Dana Holding Corp	88,496
1,327	*	Dorman Products, Inc	19,932

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,185		Ducommun, Inc	$22,408
2,738	*	Federal Mogul Corp (Class A)	33,048
6,405		Federal Signal Corp	46,052
8,609	*	Force Protection, Inc	47,005
405,948	*	Ford Motor Co	2,926,884
1,243		Freightcar America, Inc	30,205
2,005	*	Fuel Systems Solutions, Inc	72,160
6,305	*	GenCorp, Inc	33,795
44,902		General Dynamics Corp	2,900,669
967	*	GenTek, Inc	36,785
20,772		Genuine Parts Co	790,582
16,080		Goodrich Corp	873,787
2,484		Greenbrier Cos, Inc	29,088
2,940		Group 1 Automotive, Inc	78,939
30,428		Harley-Davidson, Inc	699,843
10,447		Harsco Corp	369,928
3,060		Heico Corp	132,682
96,377		Honeywell International, Inc	3,580,406
3,347		Kaman Corp	73,567
989	*	LMI Aerospace, Inc	9,920
40,982		Lockheed Martin Corp	3,199,875
1,233	*	Miller Industries, Inc	13,563
8,060	*	Navistar International Corp	301,605
7,346	*	Orbital Sciences Corp	109,970
11,489		Oshkosh Truck Corp	355,355
46,946		Paccar, Inc	1,770,334
3,995		Polaris Industries, Inc	162,916
887		Portec Rail Products, Inc	8,418
4,271		Spartan Motors, Inc	21,953
13,465	*	Spirit Aerosystems Holdings, Inc (Class A)	243,178
2,028	*	Standard Motor Products, Inc	30,826
3,010		Superior Industries International, Inc	42,742
6,893	*	Tenneco, Inc	89,885
4,543		Thor Industries, Inc	140,606
718	*	Todd Shipyards Corp	11,804
5,159	*	TransDigm Group, Inc	256,970
10,485		Trinity Industries, Inc	180,237
2,162		Triumph Group, Inc	103,754
7,726	*	TRW Automotive Holdings Corp	129,411
107,952		United Technologies Corp	6,577,515
6,267		Westinghouse Air Brake Technologies Corp	235,201
3,222	*	Winnebago Industries, Inc	47,396
2,429	*	Wonder Auto Technology, Inc	29,148

		TOTAL TRANSPORTATION EQUIPMENT	33,500,888

TRANSPORTATION SERVICES - 0.20%
1,972		Ambassadors Group, Inc	30,862
21,880		CH Robinson Worldwide, Inc	1,263,570
1,114	*	Dynamex, Inc	18,192
27,442		Expeditors International Washington, Inc	964,586
6,316		GATX Corp	176,532

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,377	*	Hub Group, Inc (Class A)	$122,864
5,100	*	Interval Leisure Group, Inc	63,648
3,552	*	Orbitz Worldwide, Inc	21,951
7,266		Pacer International, Inc	28,047
1,339	*	Universal Travel Group	17,273
12,943		UTI Worldwide, Inc	187,415

		TOTAL TRANSPORTATION SERVICES	2,894,940

TRUCKING AND WAREHOUSING - 0.45%
3,275		Arkansas Best Corp	98,054
2,215	*	Celadon Group, Inc	25,052
6,029		Con-way, Inc	231,031
3,746		Forward Air Corp	86,720
6,755		Heartland Express, Inc	97,272
11,103		J.B. Hunt Transport Services, Inc	356,739
6,683		Landstar System, Inc	254,355
2,648	*	Marten Transport Ltd	45,175
3,605	*	Old Dominion Freight Line	109,700
174	*	Patriot Transportation Holding, Inc	13,137
1,527	*	Saia, Inc	24,554
89,524		United Parcel Service, Inc (Class B)	5,055,421
575		Universal Truckload Services, Inc	9,493
973	*	USA Truck, Inc	12,357
5,447		Werner Enterprises, Inc	101,478
7,716	*	YRC Worldwide, Inc	34,336

		TOTAL TRUCKING AND WAREHOUSING	6,554,874

WATER TRANSPORTATION - 0.27%
5,328		Alexander & Baldwin, Inc	170,976
1,004	*	American Commercial Lines, Inc	29,236
57,103		Carnival Corp	1,900,388
6,431		DHT Maritime, Inc	24,181
7,683	*	Eagle Bulk Shipping, Inc	39,414
6,702		Frontline Ltd	156,760
3,523		Genco Shipping & Trading Ltd	73,208
6,308		General Maritime Corp	48,824
3,615		Golar LNG Ltd	39,982
2,901	*	Gulfmark Offshore, Inc	94,979
6,833		Horizon Lines, Inc (Class A)	43,390
2,819	*	Hornbeck Offshore Services, Inc	77,692
666		International Shipholding Corp	20,519
6,969	*	Kirby Corp	256,598
1,763		Knightsbridge Tankers Ltd	22,990
5,461		Nordic American Tanker Shipping	161,536
4,509	*	Odyssey Marine Exploration, Inc	8,387
2,995		Overseas Shipholding Group, Inc	111,922
17,002	*	Royal Caribbean Cruises Ltd	409,408
5,409		Ship Finance International Ltd	66,477
1,723	*	TBS International Ltd (Class A)	14,990
5,430		Teekay Corp	118,754

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,432		Teekay Tankers Ltd (Class A)	$11,957
3,322	*	Ultrapetrol Bahamas Ltd	16,344

		TOTAL WATER TRANSPORTATION	3,918,912

WHOLESALE TRADE-DURABLE GOODS - 0.37%
3,013		Agilysys, Inc	19,856
5,265		Applied Industrial Technologies, Inc	111,407
15,399	*	Arrow Electronics, Inc	433,481
6,078		Barnes Group, Inc	103,873
6,040	*	Beacon Roofing Supply, Inc	96,519
15,069		BorgWarner, Inc	455,988
2,670	*	Cardtronics, Inc	20,879
2,330		Castle (A.M.) & Co	23,160
1,253	*	Chindex International, Inc	15,763
776		Communications Systems, Inc	9,064
3,833	*	Conceptus, Inc	71,064
2,284	*	DemandTec, Inc	20,168
3,160	*	Digi International, Inc	26,923
2,372	*	Drew Industries, Inc	51,449
763		Eastern Co	12,132
2,800	*	Emdeon, Inc	45,360
2,139	*	Hansen Medical, Inc	7,487
2,261		Houston Wire & Cable Co	24,984
21,049	*	Ingram Micro, Inc (Class A)	354,675
5,989	*	Insight Enterprises, Inc	73,126
3,808	*	Interline Brands, Inc	64,165
7,431		Knight Transportation, Inc	124,692
427		Lawson Products, Inc	7,434
18,121	*	LKQ Corp	335,963
1,924	*	MedAssets, Inc	43,425
3,374	*	Merge Healthcare, Inc	13,867
1,495	*	MWI Veterinary Supply, Inc	59,725
5,339		Owens & Minor, Inc	241,590
13,619	*	Patterson Cos, Inc	371,117
6,301		PEP Boys - Manny Moe & Jack	61,561
6,617		Pool Corp	147,030
8,016	*	PSS World Medical, Inc	174,989
8,072		Reliance Steel & Aluminum Co	343,544
8,869		Solera Holdings, Inc	275,914
1,160		Sport Supply Group, Inc	11,820
6,489	*	Tech Data Corp	270,007
1,730	*	Titan Machinery, Inc	21,660
4,598	*	TomoTherapy, Inc	19,909
4,632	*	Tyler Technologies, Inc	79,161
7,992		W.W. Grainger, Inc	714,166
5,502	*	WESCO International, Inc	158,458
1,913	*	West Marine, Inc	15,036
610	*	Willis Lease Finance Corp	8,339

		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,540,930

TIAA-CREF FUNDS- Equity Index Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
2,783		Aceto Corp	$18,368
10,655		Airgas, Inc	515,382
4,723	*	Akorn, Inc	6,471
10,904	*	Alliance One International, Inc	48,850
8,131		Allscripts Healthcare Solutions, Inc	164,815
2,362		Andersons, Inc	83,142
8,660	*	Bare Escentuals, Inc	102,967
5,334	*	BioScrip, Inc	36,058
2,736	*	BMP Sunstone Corp	11,136
11,692		Brown-Forman Corp (Class B)	563,788
46,545		Cardinal Health, Inc	1,247,407
6,428	*	Central European Distribution Corp	210,581
1,499	*	Clearwater Paper Corp	61,954
1,264	*	Core-Mark Holding Co, Inc	36,150
23,350	*	Dean Foods Co	415,397
15,638	*	Endo Pharmaceuticals Holdings, Inc	353,888
5,781	*	Fresh Del Monte Produce, Inc	130,708
4,469	*	Green Mountain Coffee Roasters, Inc	329,991
5,271	*	Hain Celestial Group, Inc	101,045
11,718	*	Henry Schein, Inc	643,435
8,261		Herbalife Ltd	270,465
951		Kenneth Cole Productions, Inc (Class A)	9,539
3,409		K-Swiss, Inc (Class A)	29,965
2,233	*	LSB Industries, Inc	34,768
7,176		Men’s Wearhouse, Inc	177,247
4,131		Myers Industries, Inc	44,491
1,805		Nash Finch Co	49,349
6,544		Nu Skin Enterprises, Inc (Class A)	121,260
1,214	*	Perry Ellis International, Inc	19,473
2,283	*	School Specialty, Inc	54,153
3,606		Spartan Stores, Inc	50,953
2,409	*	Synutra International, Inc	33,027
76,606		Sysco Corp	1,903,659
12,757		Terra Industries, Inc	442,285
4,520	*	Tractor Supply Co	218,858
5,520	*	United Natural Foods, Inc	132,038
2,875	*	United Stationers, Inc	136,878
537		Valhi, Inc	6,508
2,417	*	Volcom, Inc	39,832
3,726		Zep, Inc	60,548
2,048	*	Zhongpin, Inc	30,147

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,946,976

		TOTAL COMMON STOCKS	1,479,245,329

		(Cost $1,430,825,501)

RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES
111		Krispy Kreme Doughnuts, Inc	6

		TOTAL RIGHTS / WARRANTS	6

		(Cost $0)

TIAA-CREF FUNDS- Equity Index Fund

SHARES	COMPANY	VALUE

	TOTAL PORTFOLIO - 100.24%	$1,479,245,335
	(Cost $1,430,825,501)
	OTHER ASSETS AND LIABILITIES, NET - (0.24)%	(3,583,455)

	NET ASSETS - 100.00%	$1,475,661,880

*	Non-income producing.
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $13,550.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.26%

AMUSEMENT AND RECREATION SERVICES - 0.60%
38,069	*	Electronic Arts, Inc	$725,214
220,840		Walt Disney Co	6,064,267

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,789,481

APPAREL AND ACCESSORY STORES - 0.41%
10,060		Abercrombie & Fitch Co (Class A)	330,773
54,237		Gap, Inc	1,160,672
36,035	*	Kohl’s Corp	2,055,797
30,870		Limited Brands, Inc	524,481
18,413		Nordstrom, Inc	562,333

		TOTAL APPAREL AND ACCESSORY STORES	4,634,056

APPAREL AND OTHER TEXTILE PRODUCTS - 0.37%
46,252		Nike, Inc (Class B)	2,992,505
6,910		Polo Ralph Lauren Corp (Class A)	529,444
9,959		VF Corp	721,330

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,243,279

AUTO REPAIR, SERVICES AND PARKING - 0.02%
6,460		Ryder System, Inc	252,328

		TOTAL AUTO REPAIR, SERVICES AND PARKING	252,328

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
12,820	*	Autonation, Inc	231,786
3,802	*	Autozone, Inc	555,928
16,440	*	O’Reilly Automotive, Inc	594,142

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,381,856

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.85%
15,408		Fastenal Co	596,290
200,820		Home Depot, Inc	5,349,844
175,467		Lowe’s Cos, Inc	3,674,279

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,620,413

BUSINESS SERVICES - 7.18%
62,023	*	Adobe Systems, Inc	2,049,240
11,342	*	Affiliated Computer Services, Inc (Class A)	614,396
20,750	*	Akamai Technologies, Inc	408,360

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

25,784	*	Autodesk, Inc	$613,659
60,159		Automatic Data Processing, Inc	2,364,249
22,614	*	BMC Software, Inc	848,703
46,828		CA, Inc	1,029,748
21,821	*	Citrix Systems, Inc	856,038
34,520	*	Cognizant Technology Solutions Corp (Class A)	1,334,543
17,496	*	Computer Sciences Corp	922,214
26,698	*	Compuware Corp	195,696
13,106	*	Convergys Corp	130,274
132,599	*	eBay, Inc	3,130,662
14,175		Equifax, Inc	413,060
25,670	*	Expedia, Inc	614,797
23,800		Fidelity National Information Services, Inc	607,138
18,505	*	Fiserv, Inc	891,941
28,396	*	Google, Inc (Class A)	14,080,157
23,027		IMS Health, Inc	353,464
53,391	*	Interpublic Group of Cos, Inc	401,500
38,374	*	Intuit, Inc	1,093,659
21,820	*	Iron Mountain, Inc	581,721
61,843	*	Juniper Networks, Inc	1,670,998
11,332		Mastercard, Inc (Class A)	2,290,764
18,680	*	McAfee, Inc	817,997
915,911		Microsoft Corp	23,712,936
14,992	*	Monster Worldwide, Inc	262,060
21,619		Moody’s Corp	442,325
38,250	*	Novell, Inc	172,508
36,934		Omnicom Group, Inc	1,364,342
461,411		Oracle Corp	9,615,805
21,300	*	Red Hat, Inc	588,732
17,605		Robert Half International, Inc	440,477
12,290	*	Salesforce.com, Inc	699,670
86,578	*	Sun Microsystems, Inc	786,994
96,225	*	Symantec Corp	1,584,826
21,640		Total System Services, Inc	348,620
22,432	*	VeriSign, Inc	531,414
140,879	*	Yahoo!, Inc	2,509,055

		TOTAL BUSINESS SERVICES	81,374,742

CHEMICALS AND ALLIED PRODUCTS - 12.97%
182,576		Abbott Laboratories	9,032,034
24,593		Air Products & Chemicals, Inc	1,907,925
120,039	*	Amgen, Inc	7,229,949
13,074		Avery Dennison Corp	470,795
50,996		Avon Products, Inc	1,731,824
33,927	*	Biogen Idec, Inc	1,713,992
233,120		Bristol-Myers Squibb Co	5,249,862
54,211	*	Celgene Corp	3,030,395
8,680	*	Cephalon, Inc	505,523
5,600		CF Industries Holdings, Inc	482,888
16,294		Clorox Co	958,413
58,909		Colgate-Palmolive Co	4,493,579
135,472		Dow Chemical Co	3,531,755
107,163		Du Pont (E.I.) de Nemours & Co	3,444,219
8,916		Eastman Chemical Co	477,363
27,982		Ecolab, Inc	1,293,608

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

119,755		Eli Lilly & Co	$3,955,508
14,536		Estee Lauder Cos (Class A)	538,995
8,100		FMC Corp	455,625
35,736	*	Forest Laboratories, Inc	1,052,068
31,932	*	Genzyme Corp	1,811,502
106,683	*	Gilead Sciences, Inc	4,969,294
19,246	*	Hospira, Inc	858,372
9,413		International Flavors & Fragrances, Inc	357,035
20,980	*	Invitrogen Corp	976,619
325,589		Johnson & Johnson	19,825,113
29,891	*	King Pharmaceuticals, Inc	321,926
249,728		Merck & Co, Inc	7,898,897
64,677		Monsanto Co	5,006,000
35,676	*	Mylan Laboratories, Inc	571,173
14,961	*	Pactiv Corp	389,734
800,675		Pfizer, Inc	13,251,170
19,028		PPG Industries, Inc	1,107,620
36,461		Praxair, Inc	2,978,499
344,887		Procter & Gamble Co	19,975,854
193,298		Schering-Plough Corp	5,460,669
11,705		Sherwin-Williams Co	704,173
14,820		Sigma-Aldrich Corp	799,984
11,316	*	Watson Pharmaceuticals, Inc	414,618
157,534		Wyeth	7,653,002

		TOTAL CHEMICALS AND ALLIED PRODUCTS	146,887,574

COAL MINING - 0.22%
21,635		Consol Energy, Inc	975,955
10,784		Massey Energy Co	300,766
31,600		Peabody Energy Corp	1,176,152

		TOTAL COAL MINING	2,452,873

COMMUNICATIONS - 4.18%
47,060	*	American Tower Corp (Class A)	1,712,984
697,060		AT&T, Inc	18,827,590
79,872		CBS Corp (Class B)	962,458
35,245		CenturyTel, Inc	1,184,232
340,821		Comcast Corp (Class A)	5,756,467
53,073	*	DIRECTV Group, Inc	1,463,753
36,350		Frontier Communications Corp	274,079
27,500	*	MetroPCS Communications, Inc	257,400
170,457		Qwest Communications International, Inc	649,441
11,755		Scripps Networks Interactive (Class A)	434,347
338,984	*	Sprint Nextel Corp	1,338,987
41,401		Time Warner Cable, Inc	1,783,969
335,603		Verizon Communications, Inc	10,158,703
71,241	*	Viacom, Inc (Class B)	1,997,598
52,863		Windstream Corp	535,502

		TOTAL COMMUNICATIONS	47,337,510

DEPOSITORY INSTITUTIONS - 7.80%
1,024,216		Bank of America Corp	17,329,734
142,097		Bank of New York Mellon Corp	4,119,392

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

80,616		BB&T Corp	$2,195,980
1,540,670		Citigroup, Inc	7,456,843
18,054		Comerica, Inc	535,662
94,008		Fifth Third Bancorp	952,301
24,700	*	First Horizon National Corp	326,776
55,649		Hudson City Bancorp, Inc	731,784
65,777		Huntington Bancshares, Inc	309,810
464,620		JPMorgan Chase & Co	20,359,647
99,161		Keycorp	644,547
9,606		M&T Bank Corp	598,646
43,476		Marshall & Ilsley Corp	350,851
28,583		Northern Trust Corp	1,662,387
41,470		People’s United Financial, Inc	645,273
54,370		PNC Financial Services Group, Inc	2,641,838
138,536		Regions Financial Corp	860,309
58,814		State Street Corp	3,093,616
59,030		SunTrust Banks, Inc	1,331,127
224,581		US Bancorp	4,909,341
552,063		Wells Fargo & Co	15,557,135
82,973		Western Union Co	1,569,849
14,749		Zions Bancorporation	265,040

		TOTAL DEPOSITORY INSTITUTIONS	88,447,888

EATING AND DRINKING PLACES - 1.02%
16,359		Darden Restaurants, Inc	558,333
128,926		McDonald’s Corp	7,357,806
86,705	*	Starbucks Corp	1,790,458
54,064		Yum! Brands, Inc	1,825,201

		TOTAL EATING AND DRINKING PLACES	11,531,798

EDUCATIONAL SERVICES - 0.13%
15,056	*	Apollo Group, Inc (Class A)	1,109,175
7,390		DeVry, Inc	408,815

		TOTAL EDUCATIONAL SERVICES	1,517,990

ELECTRIC, GAS, AND SANITARY SERVICES - 4.03%
78,687	*	AES Corp	1,166,141
20,546		Allegheny Energy, Inc	544,880
26,920		Ameren Corp	680,538
54,852		American Electric Power Co, Inc	1,699,863
44,729		Centerpoint Energy, Inc	555,981
25,305		CMS Energy Corp	339,087
32,882		Consolidated Edison, Inc	1,346,189
22,350		Constellation Energy Group, Inc	723,470
69,998		Dominion Resources, Inc	2,414,931
19,911		DTE Energy Co	699,673
152,720		Duke Energy Corp	2,403,813
52,358	*	Dynegy, Inc (Class A)	133,513
38,296		Edison International	1,285,980
82,600		El Paso Corp	852,432
23,209		Entergy Corp	1,853,471
78,015		Exelon Corp	3,871,105
36,022		FirstEnergy Corp	1,646,926

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

47,914		FPL Group, Inc	$2,646,290
10,246		Integrys Energy Group, Inc	367,729
5,590		Nicor, Inc	204,538
35,834		NiSource, Inc	497,734
18,180		Northeast Utilities	431,593
27,956		Pepco Holdings, Inc	415,985
43,566		PG&E Corp	1,763,987
12,532		Pinnacle West Capital Corp	411,300
44,399		PPL Corp	1,347,066
32,991		Progress Energy, Inc	1,288,628
61,198		Public Service Enterprise Group, Inc	1,924,065
20,840		Questar Corp	782,750
37,635		Republic Services, Inc	999,962
12,996		SCANA Corp	453,560
28,380		Sempra Energy	1,413,608
92,881		Southern Co	2,941,541
9,787	*	Stericycle, Inc	474,180
27,389		TECO Energy, Inc	385,637
58,247		Waste Management, Inc	1,736,926
68,183		Williams Cos, Inc	1,218,430
14,700		Wisconsin Energy Corp	663,999
54,815		Xcel Energy, Inc	1,054,641

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	45,642,142

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.80%
73,949	*	Advanced Micro Devices, Inc	418,551
34,847		Altera Corp	714,712
20,000		Amphenol Corp (Class A)	753,600
35,019		Analog Devices, Inc	965,824
105,846	*	Apple Computer, Inc	19,620,673
51,190	*	Broadcom Corp (Class A)	1,571,021
11,658	*	Ciena Corp	189,792
683,333	*	Cisco Systems, Inc	16,085,659
19,518		Eaton Corp	1,104,524
1,256,497		General Electric Co	20,631,681
8,424		Harman International Industries, Inc	285,405
15,490		Harris Corp	582,424
662,153		Intel Corp	12,958,334
29,044	*	JDS Uniphase Corp	206,503
13,957		L-3 Communications Holdings, Inc	1,121,026
25,495		Linear Technology Corp	704,427
72,014	*	LSI Logic Corp	395,357
25,400	*	MEMC Electronic Materials, Inc	422,402
22,500		Microchip Technology, Inc	596,250
100,214	*	Micron Technology, Inc	821,755
15,971		Molex, Inc	333,474
267,600		Motorola, Inc	2,298,684
27,580		National Semiconductor Corp	393,567
39,552	*	NetApp, Inc	1,055,247
11,905	*	Novellus Systems, Inc	249,767
65,033	*	Nvidia Corp	977,446
15,180	*	QLogic Corp	261,096
196,607		Qualcomm, Inc	8,843,383
44,922	*	Tellabs, Inc	310,860
148,994		Texas Instruments, Inc	3,529,668

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

8,297		Whirlpool Corp	$580,458
32,615		Xilinx, Inc	763,843

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	99,747,413

ENGINEERING AND MANAGEMENT SERVICES - 0.25%
21,662		Fluor Corp	1,101,513
14,410	*	Jacobs Engineering Group, Inc	662,140
38,127		Paychex, Inc	1,107,589

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,871,242

FABRICATED METAL PRODUCTS - 0.36%
11,149		Ball Corp	548,531
45,020		Illinois Tool Works, Inc	1,922,804
18,784		Parker Hannifin Corp	973,763
6,226		Snap-On, Inc	216,416
9,734		Stanley Works	415,544

		TOTAL FABRICATED METAL PRODUCTS	4,077,058

FOOD AND KINDRED PRODUCTS - 4.21%
75,320		Archer Daniels Midland Co	2,200,850
23,639		Campbell Soup Co	771,104
273,792		Coca-Cola Co	14,702,629
37,451		Coca-Cola Enterprises, Inc	801,826
53,011		ConAgra Foods, Inc	1,149,278
23,550	*	Constellation Brands, Inc (Class A)	356,783
30,490	*	Dr Pepper Snapple Group, Inc	876,588
38,481		General Mills, Inc	2,477,406
37,234		H.J. Heinz Co	1,480,052
20,245		Hershey Co	786,721
8,310		Hormel Foods Corp	295,171
14,455		J.M. Smucker Co	766,260
30,561		Kellogg Co	1,504,518
174,780		Kraft Foods, Inc (Class A)	4,591,470
15,257		McCormick & Co, Inc	517,823
17,554		Molson Coors Brewing Co (Class B)	854,529
16,458		Pepsi Bottling Group, Inc	599,730
183,857		PepsiCo, Inc	10,785,051
19,253		Reynolds American, Inc	857,144
81,242		Sara Lee Corp	905,036
35,441		Tyson Foods, Inc (Class A)	447,620

		TOTAL FOOD AND KINDRED PRODUCTS	47,727,589

FOOD STORES - 0.31%
77,110		Kroger Co	1,591,550
50,797		Safeway, Inc	1,001,717
24,020		Supervalu, Inc	361,741
17,153	*	Whole Foods Market, Inc	522,995

		TOTAL FOOD STORES	3,478,003

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FORESTRY - 0.08%
24,427		Weyerhaeuser Co	$895,250

		TOTAL FORESTRY	895,250

FURNITURE AND FIXTURES - 0.08%
17,803		Leggett & Platt, Inc	345,378
43,611		Masco Corp	563,454

		TOTAL FURNITURE AND FIXTURES	908,832

FURNITURE AND HOME FURNISHINGS STORES - 0.30%
30,305	*	Bed Bath & Beyond, Inc	1,137,650
40,016		Best Buy Co, Inc	1,501,399
19,150	*	GameStop Corp (Class A)	506,901
15,566		RadioShack Corp	257,929

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,403,879

GENERAL BUILDING CONTRACTORS - 0.10%
31,786		DR Horton, Inc	362,678
9,500		KB Home	157,795
17,331		Lennar Corp (Class A)	246,967
38,137	*	Pulte Homes, Inc	419,126

		TOTAL GENERAL BUILDING CONTRACTORS	1,186,566

GENERAL MERCHANDISE STORES - 2.16%
11,115	*	Big Lots, Inc	278,097
51,778		Costco Wholesale Corp	2,923,386
17,583		Family Dollar Stores, Inc	464,191
27,899		JC Penney Co, Inc	941,591
49,157		Macy’s, Inc	899,082
6,551	*	Sears Holdings Corp	427,846
89,073		Target Corp	4,157,928
49,254		TJX Companies, Inc	1,829,786
255,167		Wal-Mart Stores, Inc	12,526,148

		TOTAL GENERAL MERCHANDISE STORES	24,448,055

HEALTH SERVICES - 1.00%
35,906		AmerisourceBergen Corp	803,576
18,109	*	Coventry Health Care, Inc	361,456
11,925	*	DaVita, Inc	675,432
32,174	*	Express Scripts, Inc	2,496,059
12,230	*	Laboratory Corp of America Holdings	803,511
31,486		McKesson Corp	1,874,991
55,954	*	Medco Health Solutions, Inc	3,094,816
18,437		Quest Diagnostics, Inc	962,227
52,498	*	Tenet Healthcare Corp	308,688

		TOTAL HEALTH SERVICES	11,380,756

HOLDING AND OTHER INVESTMENT OFFICES - 4.07%
15,921		Apartment Investment & Management Co (Class A)	234,835
9,028		AvalonBay Communities, Inc	656,606

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

16,744		Boston Properties, Inc	$1,097,569
31,262		Equity Residential	959,743
34,120		HCP, Inc	980,609
13,059		Health Care REIT, Inc	543,516
69,680		Host Marriott Corp	820,134
44,469		Kimco Realty Corp	579,876
20,005		Plum Creek Timber Co, Inc	612,953
53,835		Prologis	641,713
16,008		Public Storage, Inc	1,204,442
33,848		Simon Property Group, Inc	2,350,067
318,235		SPDR Trust Series 1	33,592,886
17,850		Ventas, Inc	687,225
18,293		Vornado Realty Trust	1,178,252

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	46,140,426

HOTELS AND OTHER LODGING PLACES - 0.22%
29,659		Marriott International, Inc (Class A)	818,293
21,904		Starwood Hotels & Resorts Worldwide, Inc	723,489
21,239		Wyndham Worldwide Corp	346,620
8,790	*	Wynn Resorts Ltd	623,123

		TOTAL HOTELS AND OTHER LODGING PLACES	2,511,525

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.91%
157,166		Applied Materials, Inc	2,106,024
7,831		Black & Decker Corp	362,497
73,387		Caterpillar, Inc	3,766,955
23,852		Cummins, Inc	1,068,808
49,920		Deere & Co	2,142,566
203,269	*	Dell, Inc	3,101,885
22,009		Dover Corp	853,069
238,645	*	EMC Corp	4,066,511
88,740		Emerson Electric Co	3,556,699
6,710		Flowserve Corp	661,203
13,736	*	FMC Technologies, Inc	717,569
280,124		Hewlett-Packard Co	13,224,654
154,876		International Business Machines Corp	18,524,717
36,469		International Game Technology	783,354
21,502		ITT Industries, Inc	1,121,329
21,694		Jabil Circuit, Inc	290,917
70,166		Johnson Controls, Inc	1,793,443
8,335	*	Lexmark International, Inc (Class A)	179,536
38,453		Northrop Grumman Corp	1,989,943
13,740		Pall Corp	443,527
24,526		Pitney Bowes, Inc	609,471
45,705		Raytheon Co	2,192,469
28,060	*	SanDisk Corp	608,902
21,284	*	Teradata Corp	585,736
34,310		Textron, Inc	651,204
14,920	*	Varian Medical Systems, Inc	628,580
26,350	*	Western Digital Corp	962,566

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	66,994,134

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 2.92%
41,595	*	Agilent Technologies, Inc	$1,157,589
36,276		Allergan, Inc	2,059,025
11,147		Bard (C.R.), Inc	876,266
71,299		Baxter International, Inc	4,064,755
28,358		Becton Dickinson & Co	1,977,971
176,552	*	Boston Scientific Corp	1,869,686
21,206	*	CareFusion Corp	462,291
30,472		Danaher Corp	2,051,375
17,800		Dentsply International, Inc	614,812
28,885		Eastman Kodak Co	138,070
17,260	*	Flir Systems, Inc	482,762
4,418	*	Intuitive Surgical, Inc	1,158,621
20,080		Kla-Tencor Corp	720,069
132,342		Medtronic, Inc	4,870,185
6,178	*	Millipore Corp	434,499
12,503		PerkinElmer, Inc	240,558
16,526		Rockwell Automation, Inc	704,008
19,142		Rockwell Collins, Inc	972,414
40,684	*	St. Jude Medical, Inc	1,587,083
33,350		Stryker Corp	1,515,091
19,541	*	Teradyne, Inc	180,754
49,152	*	Thermo Electron Corp	2,146,467
11,178	*	Waters Corp	624,403
101,677		Xerox Corp	786,980
26,507	*	Zimmer Holdings, Inc	1,416,799

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	33,112,533

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
32,785		AON Corp	1,334,022
43,655		Hartford Financial Services Group, Inc	1,156,858
61,995		Marsh & McLennan Cos, Inc	1,533,136

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,024,016

INSURANCE CARRIERS - 3.09%
53,448		Aetna, Inc	1,487,458
55,014		Aflac, Inc	2,351,298
62,924		Allstate Corp	1,926,733
16,172		American International Group, Inc	713,347
13,620		Assurant, Inc	436,657
41,426		Chubb Corp	2,088,285
32,620		Cigna Corp	916,296
19,549		Cincinnati Financial Corp	508,079
56,593		Genworth Financial, Inc (Class A)	676,286
20,548	*	Humana, Inc	766,440
21,080	*	Leucadia National Corp	521,098
35,579		Lincoln National Corp	921,852
42,706		Loews Corp	1,462,681
18,678	*	MBIA, Inc	144,941
97,116		Metlife, Inc	3,697,207
37,147		Principal Financial Group	1,017,456
80,073		Progressive Corp	1,327,610
54,748		Prudential Financial, Inc	2,732,473
9,308		Torchmark Corp	404,246
67,036		Travelers Cos, Inc	3,300,182

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

137,305		UnitedHealth Group, Inc	$3,438,117
39,104		UnumProvident Corp	838,390
56,109	*	WellPoint, Inc	2,657,322
41,700		XL Capital Ltd (Class A)	728,082

		TOTAL INSURANCE CARRIERS	35,062,536

LEATHER AND LEATHER PRODUCTS - 0.11%
38,136		Coach, Inc	1,255,437

		TOTAL LEATHER AND LEATHER PRODUCTS	1,255,437

METAL MINING - 0.52%
48,566		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,332,113
58,027		Newmont Mining Corp	2,554,349

		TOTAL METAL MINING	5,886,462

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
14,186		Hasbro, Inc	393,662
42,210		Mattel, Inc	779,196

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,172,858

MISCELLANEOUS RETAIL - 1.49%
39,272	*	Amazon.com, Inc	3,666,434
170,492		CVS Corp	6,093,384
32,458	*	Office Depot, Inc	214,872
83,824		Staples, Inc	1,946,393
13,787		Tiffany & Co	531,213
118,031		Walgreen Co	4,422,622

		TOTAL MISCELLANEOUS RETAIL	16,874,918

MOTION PICTURES - 0.65%
270,234		News Corp (Class A)	3,240,106
141,827		Time Warner, Inc	4,081,781

		TOTAL MOTION PICTURES	7,321,887

NONDEPOSITORY INSTITUTIONS - 0.72%
141,031		American Express Co	4,780,950
53,509		Capital One Financial Corp	1,911,877
63,346		Discover Financial Services	1,028,106
54,838	*	SLM Corp	478,187

		TOTAL NONDEPOSITORY INSTITUTIONS	8,199,120

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
14,425		Vulcan Materials Co	779,960

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	779,960

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 4.56%
57,940		Anadarko Petroleum Corp	$3,634,576
39,495		Apache Corp	3,626,826
36,547		Baker Hughes, Inc	1,559,095
35,711		BJ Services Co	693,865
11,912		Cabot Oil & Gas Corp	425,854
26,130	*	Cameron International Corp	988,237
75,773		Chesapeake Energy Corp	2,151,953
29,200	*	Denbury Resources, Inc	441,796
52,854		Devon Energy Corp	3,558,660
7,995		Diamond Offshore Drilling, Inc	763,682
16,830		ENSCO International, Inc	715,948
29,874		EOG Resources, Inc	2,494,778
15,606		Equitable Resources, Inc	664,816
106,466		Halliburton Co	2,887,358
35,221	*	Nabors Industries Ltd	736,119
49,572	*	National Oilwell Varco, Inc	2,138,040
20,555		Noble Energy, Inc	1,355,808
95,387		Occidental Petroleum Corp	7,478,340
13,790		Pioneer Natural Resources Co	500,439
17,960		Range Resources Corp	886,506
12,901		Rowan Cos, Inc	297,626
141,472		Schlumberger Ltd	8,431,730
25,517		Smith International, Inc	732,338
41,020	*	Southwestern Energy Co	1,750,734
68,705		XTO Energy, Inc	2,838,891

		TOTAL OIL AND GAS EXTRACTION	51,754,015

PAPER AND ALLIED PRODUCTS - 0.42%
12,951		Bemis Co	335,560
50,966		International Paper Co	1,132,974
49,005		Kimberly-Clark Corp	2,890,316
19,091		MeadWestvaco Corp	425,920

		TOTAL PAPER AND ALLIED PRODUCTS	4,784,770

PERSONAL SERVICES - 0.11%
14,681		Cintas Corp	444,981
41,177		H&R Block, Inc	756,833

		TOTAL PERSONAL SERVICES	1,201,814

PETROLEUM AND COAL PRODUCTS - 6.29%
236,942		Chevron Corp	16,687,825
175,857		ConocoPhillips	7,941,702
567,802	d	Exxon Mobil Corp	38,956,895
34,372		Hess Corp	1,837,527
83,164		Marathon Oil Corp	2,652,932
22,621		Murphy Oil Corp	1,302,291
13,065		Sunoco, Inc	371,699
16,770		Tesoro Corp	251,215
65,822		Valero Energy Corp	1,276,289

		TOTAL PETROLEUM AND COAL PRODUCTS	71,278,375

PIPELINES, EXCEPT NATURAL GAS - 0.13%
76,115		Spectra Energy Corp	1,441,618

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,441,618

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PRIMARY METAL INDUSTRIES - 0.82%
14,629		AK Steel Holding Corp	$288,630
116,258		Alcoa, Inc	1,525,305
10,885		Allegheny Technologies, Inc	380,866
184,465		Corning, Inc	2,824,159
37,491		Nucor Corp	1,762,452
16,620		Precision Castparts Corp	1,693,079
10,500		Titanium Metals Corp	100,695
16,602		United States Steel Corp	736,631

		TOTAL PRIMARY METAL INDUSTRIES	9,311,817

PRINTING AND PUBLISHING - 0.25%
6,790		Dun & Bradstreet Corp	511,423
27,622		Gannett Co, Inc	345,551
36,892		McGraw-Hill Cos, Inc	927,464
3,486		Meredith Corp	104,371
14,063		New York Times Co (Class A)	114,192
22,195		R.R. Donnelley & Sons Co	471,866
740		Washington Post Co (Class B)	346,379

		TOTAL PRINTING AND PUBLISHING	2,821,246

RAILROAD TRANSPORTATION - 0.86%
30,921		Burlington Northern Santa Fe Corp	2,468,423
46,928		CSX Corp	1,964,406
43,520		Norfolk Southern Corp	1,876,147
59,644		Union Pacific Corp	3,480,228

		TOTAL RAILROAD TRANSPORTATION	9,789,204

REAL ESTATE - 0.03%
31,400	*	CB Richard Ellis Group, Inc (Class A)	368,636

		TOTAL REAL ESTATE	368,636

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
28,598	*	Goodyear Tire & Rubber Co	487,024
34,247		Newell Rubbermaid, Inc	537,336
18,656		Sealed Air Corp	366,217

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC
		PRODUCTS	1,390,577

SECURITY AND COMMODITY BROKERS - 2.60%
29,386		Ameriprise Financial, Inc	1,067,593
111,979		Charles Schwab Corp	2,144,398
7,854		CME Group, Inc	2,420,524
140,033	*	E*Trade Financial Corp	245,058
10,166		Federated Investors, Inc (Class B)	268,077
17,824		Franklin Resources, Inc	1,793,094
60,398		Goldman Sachs Group, Inc	11,134,372

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

8,806	*	IntercontinentalExchange, Inc	$855,855
47,920		Invesco Ltd	1,090,659
19,206		Janus Capital Group, Inc	272,341
19,159		Legg Mason, Inc	594,504
160,097		Morgan Stanley	4,943,796
15,880	*	Nasdaq Stock Market, Inc	334,274
31,110		NYSE Euronext	898,768
30,091		T Rowe Price Group, Inc	1,375,159

		TOTAL SECURITY AND COMMODITY BROKERS	29,438,472

SPECIAL TRADE CONTRACTORS - 0.04%
21,450	*	Quanta Services, Inc	474,689

		TOTAL SPECIAL TRADE CONTRACTORS	474,689

STONE, CLAY, AND GLASS PRODUCTS - 0.60%
82,654		3M Co	6,099,865
20,320	*	Owens-Illinois, Inc	749,808

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,849,673

TOBACCO PRODUCTS - 1.56%
246,187		Altria Group, Inc	4,384,590
17,669		Fortune Brands, Inc	759,414
19,544		Lorillard, Inc	1,452,119
228,538		Philip Morris International, Inc	11,138,942

		TOTAL TOBACCO PRODUCTS	17,735,065

TRANSPORTATION BY AIR - 0.32%
36,599		FedEx Corp	2,752,976
87,251		Southwest Airlines Co	837,610

		TOTAL TRANSPORTATION BY AIR	3,590,586

TRANSPORTATION EQUIPMENT - 2.40%
85,835		Boeing Co	4,647,965
380,203	*	Ford Motor Co	2,741,264
45,379		General Dynamics Corp	2,931,483
20,048		Genuine Parts Co	763,027
14,313		Goodrich Corp	777,768
28,293		Harley-Davidson, Inc	650,739
88,060		Honeywell International, Inc	3,271,429
38,036		Lockheed Martin Corp	2,969,851
42,656		Paccar, Inc	1,608,558
111,522		United Technologies Corp	6,795,036

		TOTAL TRANSPORTATION EQUIPMENT	27,157,120

TRANSPORTATION SERVICES - 0.18%
19,668		CH Robinson Worldwide, Inc	1,135,827
26,097		Expeditors International Washington, Inc	917,310

		TOTAL TRANSPORTATION SERVICES	2,053,137

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TRUCKING AND WAREHOUSING - 0.59%
118,197		United Parcel Service, Inc (Class B)	$6,674,585

		TOTAL TRUCKING AND WAREHOUSING	6,674,585

WATER TRANSPORTATION - 0.15%
51,505		Carnival Corp	1,714,086

		TOTAL WATER TRANSPORTATION	1,714,086

WHOLESALE TRADE-DURABLE GOODS - 0.08%
11,217	*	Patterson Cos, Inc	305,663
7,348		W.W. Grainger, Inc	656,618

		TOTAL WHOLESALE TRADE-DURABLE GOODS	962,281

WHOLESALE TRADE-NONDURABLE GOODS - 0.38%
9,300		Airgas, Inc	449,841
13,126		Brown-Forman Corp (Class B)	632,936
42,413		Cardinal Health, Inc	1,136,668
20,794	*	Dean Foods Co	369,925
70,445		Sysco Corp	1,750,559

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,339,929

		TOTAL COMMON STOCKS	1,136,706,080

		(Cost $1,274,994,013)

		TOTAL PORTFOLIO - 100.26%	1,136,706,080
		(Cost $1,274,994,013)
		OTHER ASSETS AND LIABILITIES, NET - (0.26)%	(2,989,784)

		NET ASSETS - 100.00%	$1,133,716,296

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $389,842.

The following abbreviations are used in portfolio descriptions:
SPDR	Standard & Poor’s Depository Receipts

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.67%

AGRICULTURAL PRODUCTION-CROPS - 0.09%
30,079	*	Chiquita Brands International, Inc	$486,077
2,188		Griffin Land & Nurseries, Inc (Class A)	70,016

		TOTAL AGRICULTURAL PRODUCTION-CROPS	556,093

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.09%
9,147		Cal-Maine Foods, Inc	244,865
223		Seaboard Corp	289,905

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	534,770

AGRICULTURAL SERVICES - 0.04%
8,432	*	Cadiz, Inc	98,654
7,038		Calavo Growers, Inc	133,582

		TOTAL AGRICULTURAL SERVICES	232,236

AMUSEMENT AND RECREATION SERVICES - 0.69%
36,606	*	Bally Technologies, Inc	1,404,571
6,427		Churchill Downs, Inc	247,440
10,659		Dover Downs Gaming & Entertainment, Inc	60,756
12,623	*	Lakes Entertainment, Inc	42,413
27,065	*	Life Time Fitness, Inc	759,173
56,473	*	Live Nation, Inc	462,514
17,980	*	Multimedia Games, Inc	92,058
40,585	*	Pinnacle Entertainment, Inc	413,561
8,822		Speedway Motorsports, Inc	126,949
25,426	*	Ticketmaster	297,230
13,117	*	Town Sports International Holdings, Inc	32,924
14,765		World Wrestling Entertainment, Inc (Class A)	206,858
19,168	*	Youbet.com, Inc	40,253

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,186,700

APPAREL AND ACCESSORY STORES - 1.75%
21,970	*	American Apparel, Inc	77,115
39,578	*	AnnTaylor Stores Corp	628,894
16,071		Bebe Stores, Inc	118,283
28,119		Brown Shoe Co, Inc	225,514
17,232		Buckle, Inc	588,300
38,102	*	Carter’s, Inc	1,017,323
18,692		Cato Corp (Class A)	379,261
77,083	*	Charming Shoppes, Inc	378,478
14,712	*	Children’s Place Retail Stores, Inc	440,772
24,267		Christopher & Banks Corp	164,288

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,925	*	Citi Trends, Inc	$282,565
43,282	*	Collective Brands, Inc	750,077
3,144	*	Destination Maternity Corp	57,001
30,043	*	Dress Barn, Inc	538,671
8,320	*	DSW, Inc (Class A)	132,870
28,545		Finish Line, Inc (Class A)	290,017
29,078	*	Hot Topic, Inc	217,794
33,795	*	J Crew Group, Inc	1,210,537
12,251	*	JOS A Bank Clothiers, Inc	548,477
27,460	*	Lululemon Athletica, Inc	624,715
16,865	*	New York & Co, Inc	86,349
44,396	*	Pacific Sunwear Of California, Inc	228,639
6,073	*	Shoe Carnival, Inc	93,646
25,633		Stage Stores, Inc	332,204
4,059	*	Syms Corp	32,837
16,293		Talbots, Inc	150,384
16,737	*	Tween Brands, Inc	140,423
22,386	*	Under Armour, Inc (Class A)	623,002
65,543	*	Wet Seal, Inc (Class A)	247,753

		TOTAL APPAREL AND ACCESSORY STORES	10,606,189

APPAREL AND OTHER TEXTILE PRODUCTS - 0.82%
7,723		Columbia Sportswear Co	317,879
8,626	*	G-III Apparel Group Ltd	122,058
19,613	*	Gymboree Corp	948,877
57,397		Jones Apparel Group, Inc	1,029,128
64,183		Liz Claiborne, Inc	316,422
12,991	*	Maidenform Brands, Inc	208,635
85,916	*	Quiksilver, Inc	236,269
16,991	*	True Religion Apparel, Inc	440,577
30,774	*	Warnaco Group, Inc	1,349,748

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,969,593

AUTO REPAIR, SERVICES AND PARKING - 0.32%
6,085	*	Amerco, Inc	279,058
14,597	*	Dollar Thrifty Automotive Group, Inc	358,940
9,456	*	Midas, Inc	88,886
11,120		Monro Muffler, Inc	353,505
5,046	*	Standard Parking Corp	88,255
25,919	*	Wright Express Corp	764,870

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,933,514

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
6,696	*	America’s Car-Mart, Inc	160,369
21,738		Asbury Automotive Group, Inc	275,638
11,042	*	Lithia Motors, Inc (Class A)	172,145
21,820	*	Rush Enterprises, Inc (Class A)	281,914
16,330		Sonic Automotive, Inc (Class A)	171,465
5,842	*	US Auto Parts Network, Inc	31,839

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,093,370

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
10,989	*	Builders FirstSource, Inc	$47,912
9,742	*	Lumber Liquidators, Inc	211,304

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	259,216

BUSINESS SERVICES - 11.88%
260,422	*	3Com Corp	1,362,006
11,643	*	3D Systems Corp	107,465
31,063		ABM Industries, Inc	653,566
21,582	*	Acacia Research (Acacia Technologies)	187,979
23,652	*	ACI Worldwide, Inc	357,855
30,873	*	ActivIdentity Corp	85,518
30,217	*	Actuate Corp	174,654
45,862		Acxiom Corp	433,855
14,120		Administaff, Inc	370,932
10,313	*	Advent Software, Inc	415,098
31,624		Aircastle Ltd	305,804
24,594	*	American Reprographics Co	234,135
15,335		American Software, Inc (Class A)	100,138
23,858	*	AMICAS, Inc	85,889
22,020	*	AMN Healthcare Services, Inc	209,410
17,131	*	APAC Customer Services, Inc	101,244
17,958		Arbitron, Inc	372,808
4,539	*	ArcSight, Inc	109,254
58,727	*	Ariba, Inc	681,233
84,646	*	Art Technology Group, Inc	326,734
10,131	*	Asset Acceptance Capital Corp	73,450
22,636	*	athenahealth, Inc	868,543
68,406	*	Avis Budget Group, Inc	913,904
29,955	*	Avocent Corp	607,188
5,198		Barrett Business Services, Inc	54,995
31,262		BGC Partners, Inc (Class A)	133,801
29,259		Blackbaud, Inc	678,809
21,259	*	Blackboard, Inc	803,165
26,676	*	Blue Coat Systems, Inc	602,611
16,952	*	Bottomline Technologies, Inc	218,681
63,128	*	BPZ Energy, Inc	474,723
32,193		Brady Corp (Class A)	924,583
20,136	*	CACI International, Inc (Class A)	951,829
6,591	*	CAI International, Inc	48,576
18,690	*	Callidus Software, Inc	56,257
9,755	*	Capella Education Co	656,902
24,500	*	Cavium Networks, Inc	526,015
29,338	*	CBIZ, Inc	218,861
19,775	*	Chordiant Software, Inc	76,925
46,508	*	Ciber, Inc	186,032
7,458	*	Clinical Data, Inc	124,325
29,950	*	Cogent Communications Group, Inc	338,435
28,848	*	Cogent, Inc	291,365
26,815		Cognex Corp	439,230
28,140	*	Commvault Systems, Inc	583,905
15,940		Compass Diversified Trust	166,892
11,375	*	Compellent Technologies, Inc	205,319
6,454		Computer Programs & Systems, Inc	267,260
10,111	*	Computer Task Group, Inc	82,000
9,966	*	COMSYS IT Partners, Inc	63,782

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,733	*	Concur Technologies, Inc	$1,062,904
16,193	*	Constant Contact, Inc	311,715
13,429	*	CoStar Group, Inc	553,543
23,750	*	CSG Systems International, Inc	380,238
46,433	*	Cybersource Corp	774,038
25,240	*	DealerTrack Holdings, Inc	477,288
8,550	*	Deltek, Inc	65,750
34,349		Deluxe Corp	587,368
10,323	*	Dice Holdings, Inc	67,719
25,658	*	Digital River, Inc	1,034,531
21,938	*	DivX, Inc	119,781
11,599	*	Double-Take Software, Inc	118,194
5,821	*	Dynamics Research Corp	75,789
16,731	*	DynCorp International, Inc (Class A)	301,158
71,038		Earthlink, Inc	597,430
4,569	*	Ebix, Inc	252,940
21,903	*	Echelon Corp	281,892
36,084	*	Eclipsys Corp	696,421
12,059		Electro Rent Corp	138,920
32,844	*	Electronics for Imaging, Inc	370,152
4,399	*	eLoyalty Corp	35,236
31,761	*	Epicor Software Corp	202,318
21,787	*	EPIQ Systems, Inc	315,912
88,175	*	Evergreen Energy, Inc	54,669
10,070	*	ExlService Holdings, Inc	149,640
31,931		Fair Isaac Corp	686,197
23,634	*	FalconStor Software, Inc	117,461
7,285	*	First Advantage Corp (Class A)	135,137
10,555	*	Forrester Research, Inc	281,185
40,020	*	Gartner, Inc	731,165
25,211	*	Global Cash Access, Inc	184,292
10,904	*	Global Sources Ltd	74,910
10,823	*	GSE Systems, Inc	67,319
18,458	*	H&E Equipment Services, Inc	209,129
25,499	*	Hackett Group, Inc	73,947
28,964		Healthcare Services Group	531,779
25,177		Heartland Payment Systems, Inc	365,318
3,148	*	HeartWare International, Inc	94,409
11,461		Heidrick & Struggles International, Inc	266,583
17,383	*	HMS Holdings Corp	664,552
10,893	*	i2 Technologies, Inc	174,724
5,939	*	ICT Group, Inc	62,360
15,332		iGate Corp	131,549
5,205		Imergent, Inc	41,015
23,099		infoGROUP, Inc	161,924
58,565	*	Informatica Corp	1,322,397
23,643		Infospace, Inc	182,997
16,585	*	Innerworkings, Inc	81,930
14,491	*	Innodata Isogen, Inc	115,203
11,710	*	Integral Systems, Inc	80,799
8,749	*	Interactive Intelligence, Inc	167,193
33,605	*	Internap Network Services Corp	107,872
18,498	*	Internet Brands, Inc (Class A)	147,614
24,798	*	Internet Capital Group, Inc	207,311
22,596	*	inVentiv Health, Inc	378,031
34,093		Ipass, Inc	47,048

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,318		Jack Henry & Associates, Inc	$1,321,782
17,866	*	JDA Software Group, Inc	391,980
17,684		Kelly Services, Inc (Class A)	217,513
15,206	*	Kenexa Corp	204,977
8,282	*	Keynote Systems, Inc	78,099
19,343	*	Kforce, Inc	232,503
20,283	*	Knot, Inc	221,490
30,058	*	Korn/Ferry International	438,546
92,903	*	Lawson Software, Inc	579,715
22,180	*	Limelight Networks, Inc	90,051
38,653	*	Lionbridge Technologies	100,498
10,128	*	Liquidity Services, Inc	104,521
27,936	*	Liveperson, Inc	140,797
5,020	*	LogMeIn, Inc	91,916
15,573	*	Manhattan Associates, Inc	314,575
14,712	*	Mantech International Corp (Class A)	693,818
15,033		Marchex, Inc (Class B)	73,812
4,880	*	Medidata Solutions, Inc	73,932
63,625	*	Mentor Graphics Corp	592,349
6,112	*	MicroStrategy, Inc (Class A)	437,252
30,842	*	ModusLink Global Solutions, Inc	249,512
55,707	*	MoneyGram International, Inc	174,920
14,680	*	Monotype Imaging Holdings, Inc	123,459
104,167	*	Move, Inc	281,251
62,485	*	MPS Group, Inc	657,342
30,738	*	MSC Software Corp	258,507
4,318	*	NCI, Inc (Class A)	123,754
25,483	*	Ness Technologies, Inc	201,061
17,096	*	Netscout Systems, Inc	230,967
4,695	*	NetSuite, Inc	71,834
19,700	*	Network Equipment Technologies, Inc	142,431
34,059		NIC, Inc	302,785
45,552	*	Omniture, Inc	976,635
24,438	*	On Assignment, Inc	142,962
17,872	*	Online Resources Corp	110,270
2,029	*	OpenTable, Inc	55,919
57,786	*	OpenTV Corp (Class A)	79,745
8,894		Opnet Technologies, Inc	97,211
77,880	*	Parametric Technology Corp	1,076,302
12,769		PC-Tel, Inc	79,806
9,597		Pegasystems, Inc	331,384
19,735	*	Perficient, Inc	163,208
58,645	*	Perot Systems Corp (Class A)	1,741,756
10,421	*	Pervasive Software, Inc	51,584
29,147	*	Phase Forward, Inc	409,224
20,848	*	Phoenix Technologies Ltd	76,095
10,367	*	Portfolio Recovery Associates, Inc	469,936
41,035	*	Premiere Global Services, Inc	341,001
26,813	*	Progress Software Corp	607,314
12,902	*	PROS Holdings, Inc	108,635
8,405		QAD, Inc	38,243
15,846		Quality Systems, Inc	975,638
41,087	*	Quest Software, Inc	692,316
44,625	*	Rackspace Hosting, Inc	761,303
18,530	*	Radiant Systems, Inc	199,012
15,766	*	Radisys Corp	137,007

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,812	*	Raser Technologies, Inc	$53,262
56,366	*	RealNetworks, Inc	209,682
4,372		Renaissance Learning, Inc	43,458
44,358	*	Rent-A-Center, Inc	837,479
4,311	*	Rewards Network, Inc	59,233
14,714	*	RightNow Technologies, Inc	212,470
14,857	*	Riskmetrics Group Inc	217,209
29,357		Rollins, Inc	553,379
4,234	*	Rosetta Stone, Inc	97,213
33,154	*	RSC Holdings, Inc	241,030
35,697	*	S1 Corp	220,607
16,226	*	Saba Software, Inc	68,311
56,688	*	Sapient Corp	455,772
19,399	*	Smith Micro Software, Inc	239,772
7,750	*	SolarWinds, Inc	170,733
36,341	*	SonicWALL, Inc	305,264
139,353	*	Sonus Networks, Inc	295,428
45,273		Sotheby’s (Class A)	780,054
14,975	*	Sourcefire, Inc	321,513
35,013	*	Spherion Corp	217,431
12,389	*	SPSS, Inc	618,831
28,011	*	SRA International, Inc (Class A)	604,757
8,051	*	StarTek, Inc	69,883
13,481	*	Stratasys, Inc	231,334
24,948	*	SuccessFactors, Inc	351,018
31,328	*	SupportSoft, Inc	75,187
23,404	*	SYKES Enterprises, Inc	487,271
13,277	*	Synchronoss Technologies, Inc	165,564
13,000	*	SYNNEX Corp	396,240
8,697		Syntel, Inc	415,108
54,256		Take-Two Interactive Software, Inc	608,210
10,214		TAL International Group, Inc	145,243
21,122	*	Taleo Corp (Class A)	478,202
8,244	*	TechTarget, Inc	46,991
21,603	*	TeleTech Holdings, Inc	368,547
6,306		Textainer Group Holdings Ltd	100,959
45,631	*	THQ, Inc	312,116
117,969	*	TIBCO Software, Inc	1,119,526
11,857	*	Tier Technologies, Inc	100,547
17,039	*	TNS, Inc	466,869
22,515	*	TradeStation Group, Inc	183,497
3,748	*	Travelzoo, Inc	52,959
29,597	*	TrueBlue, Inc	416,430
16,458	*	Ultimate Software Group, Inc	472,674
9,600	*	Unica Corp	73,152
249,023	*	Unisys Corp	664,891
56,415		United Online, Inc	453,577
40,651	*	United Rentals, Inc	418,705
58,763	*	Valueclick, Inc	775,084
18,036	*	Vasco Data Security International	133,827
13,910		Viad Corp	276,948
8,887	*	Virtusa Corp	84,338
11,182	*	Vocus, Inc	233,592
8,144	*	Volt Information Sciences, Inc	99,520
29,927	*	Websense, Inc	502,774
18,025	*	Website Pros, Inc	127,797

		TOTAL BUSINESS SERVICES	71,904,759

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CHEMICALS AND ALLIED PRODUCTS - 7.19%
25,694	*	Acorda Therapeutics, Inc	$598,156
5,638	*	Acura Pharmaceuticals, Inc	28,810
32,302	*	Adolor Corp	51,360
15,800	*	Albany Molecular Research, Inc	136,828
62,919	*	Alkermes, Inc	578,226
42,124	*	Allos Therapeutics, Inc	305,399
24,335	*	Alnylam Pharmaceuticals, Inc	551,918
11,504	*	AMAG Pharmaceuticals, Inc	502,495
41,696	*	American Oriental Bioengineering, Inc	202,643
13,192		American Vanguard Corp	109,626
10,217	*	Amicus Therapeutics, Inc	89,399
16,913		Arch Chemicals, Inc	507,221
9,599	*	Ardea Biosciences, Inc	175,854
62,323	*	Arena Pharmaceuticals, Inc	278,584
28,012	*	Arqule, Inc	127,174
32,444	*	Array Biopharma, Inc	77,217
14,099	*	ARYx Therapeutics, Inc	44,130
28,857	*	Auxilium Pharmaceuticals, Inc	987,198
41,076	*	AVANIR Pharmaceuticals, Inc	85,438
65,411	*	AVI BioPharma, Inc	112,507
12,390		Balchem Corp	325,857
14,982	*	BioCryst Pharmaceuticals, Inc	123,452
10,293	*	Biodel, Inc	55,273
6,346	*	BioDelivery Sciences International, Inc	30,461
9,791	*	BioMimetic Therapeutics, Inc	119,548
2,427	*	Biospecifics Technologies Corp	77,688
16,543	*	Cadence Pharmaceuticals, Inc	182,966
36,780	*	Calgon Carbon Corp	545,447
19,713	*	Cambrex Corp	124,192
7,325	*	Caraco Pharmaceutical Laboratories Ltd	37,284
6,052	*	Cardiovascular Systems, Inc	43,998
360,457	*	Cell Therapeutics, Inc	443,362
6,869	*	Celldex Therapeutics, Inc	37,711
4,095		Chase Corp	47,912
13,059	*	Chattem, Inc	867,248
17,500	*	Chelsea Therapeutics International, Inc	43,925
6,704	*	China Green Agriculture, Inc	78,571
20,863	*	China Precision Steel, Inc	56,747
4,927	*	China-Biotics, Inc	78,832
4,398	*	Cornerstone Therapeutics, Inc	28,807
38,930	*	Cubist Pharmaceuticals, Inc	786,386
5,420	*	Cumberland Pharmaceuticals, Inc	87,750
43,180	*	Curis, Inc	101,041
25,705	*	Cypress Bioscience, Inc	210,010
29,597	*	Cytokinetics, Inc	156,568
18,228	*	Cytori Therapeutics, Inc	72,001
80,781	*	Discovery Laboratories, Inc	109,862
55,526	*	Durect Corp	148,254
15,949	*	Elizabeth Arden, Inc	187,720
11,039	*	Emergent Biosolutions, Inc	194,949
30,629	*	Enzon Pharmaceuticals, Inc	252,689
16,591	*	Facet Biotech Corp	286,858

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,737	*	Female Health Co	$54,222
30,559		Ferro Corp	271,975
60,157	*	Geron Corp	394,630
12,895	*	GTx, Inc	165,056
32,653		H.B. Fuller Co	682,448
42,454	*	Halozyme Therapeutics, Inc	301,848
5,886		Hawkins, Inc	137,497
82,220	*	Hemispherx Biopharma, Inc	164,440
5,498	*	Hi-Tech Pharmacal Co, Inc	123,375
109,382	*	Human Genome Sciences, Inc	2,058,568
17,716	*	ICO, Inc	82,734
21,145	*	Idenix Pharmaceuticals, Inc	65,338
14,628	*	Idera Pharmaceuticals, Inc	108,393
47,341	*	Immucor, Inc	837,936
34,518	*	Immunogen, Inc	279,941
40,975	*	Impax Laboratories, Inc	358,122
11,643		Innophos Holdings, Inc	215,396
15,951		Innospec, Inc	235,277
40,872	*	Inspire Pharmaceuticals, Inc	213,352
9,579		Inter Parfums, Inc	116,960
25,805	*	InterMune, Inc	411,074
35,337	*	Javelin Pharmaceuticals, Inc	68,907
10,347		Kaiser Aluminum Corp	376,217
13,803		Koppers Holdings, Inc	409,259
26,216	*	KV Pharmaceutical Co (Class A)	80,483
17,739	*	Landec Corp	113,530
6,801	*	Lannett Co, Inc	50,871
76,566	*	Ligand Pharmaceuticals, Inc (Class B)	176,867
11,682		Mannatech, Inc	44,742
38,465	*	MannKind Corp	378,880
5,843	*	MAP Pharmaceuticals, Inc	61,118
22,394		Martek Biosciences Corp	505,880
35,616	*	Medicines Co	392,132
39,777		Medicis Pharmaceutical Corp (Class A)	849,239
8,750	*	Medifast, Inc	190,050
19,399	*	Medivation, Inc	526,489
27,232		Meridian Bioscience, Inc	681,072
38,923	*	Micromet, Inc	259,227
22,961	*	MiddleBrook Pharmaceuticals, Inc	26,405
12,585		Minerals Technologies, Inc	598,543
11,576	*	Molecular Insight Pharmaceuticals, Inc	64,015
23,790	*	Momenta Pharmaceuticals, Inc	252,412
15,598	*	Myriad Pharmaceuticals, Inc	91,404
33,642	*	Nabi Biopharmaceuticals	120,775
7,709	*	Nanosphere, Inc	55,196
26,414	*	Neurocrine Biosciences, Inc	80,563
6,976	*	NeurogesX, Inc	55,808
6,765		NewMarket Corp	629,416
4,826		NL Industries, Inc	32,334
42,843	*	Novavax, Inc	169,658
32,135	*	NPS Pharmaceuticals, Inc	129,183
7,355	*	Nutraceutical International Corp	82,891
11,353	*	Obagi Medical Products, Inc	131,695
51,069		Olin Corp	890,643
20,663	*	OM Group, Inc	627,949
29,648	*	Omnova Solutions, Inc	192,119

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,989	*	OncoGenex Pharmaceutical, Inc	$107,604
41,480	*	Onyx Pharmaceuticals, Inc	1,243,155
29,415	*	Opko Health, Inc	67,066
19,350	*	Optimer Pharmaceuticals, Inc	261,806
31,142	*	OraSure Technologies, Inc	90,312
17,694	*	Orexigen Therapeutics, Inc	174,286
10,845	*	Osiris Therapeutics, Inc	72,228
24,987	*	OXiGENE, Inc	35,482
23,522	*	Pain Therapeutics, Inc	119,021
23,499	*	Par Pharmaceutical Cos, Inc	505,463
38,877	*	Parexel International Corp	528,338
80,731		PDL BioPharma, Inc	636,160
15,705		PetMed Express, Inc	296,039
14,151	*	Pharmasset, Inc	299,152
20,609	*	PharMerica Corp	382,709
62,472	*	PolyOne Corp	416,688
15,525	*	Poniard Pharmaceuticals, Inc	116,127
17,658	*	Pozen, Inc	129,963
22,919	*	Prestige Brands Holdings, Inc	161,350
18,036	*	Progenics Pharmaceuticals, Inc	94,509
23,338	*	Protalix BioTherapeutics, Inc	192,772
38,766	*	Questcor Pharmaceuticals, Inc	213,988
17,392	*	Quidel Corp	282,272
6,403	*	Repros Therapeutics, Inc	5,763
13,187	*	Revlon, Inc (Class A)	64,089
33,308	*	Rockwood Holdings, Inc	685,146
32,544	*	Salix Pharmaceuticals Ltd	691,885
35,081	*	Santarus, Inc	115,416
24,048	*	Sciclone Pharmaceuticals, Inc	102,444
32,740		Sensient Technologies Corp	909,190
17,514	*	SIGA Technologies, Inc	138,185
79,271	*	Solutia, Inc	917,958
25,660	*	Spectrum Pharmaceuticals, Inc	172,692
69,578	*	StemCells, Inc	113,412
4,964		Stepan Co	298,237
7,285	*	Sucampo Pharmaceuticals, Inc (Class A)	42,472
39,998	*	SuperGen, Inc	106,795
10,402	*	SurModics, Inc	255,889
12,429	*	Synta Pharmaceuticals Corp	38,530
36,009	*	Theravance, Inc	527,172
18,692	*	Ulta Salon Cosmetics & Fragrance, Inc	308,605
31,061	*	Unifi, Inc	99,395
4,376	*	USANA Health Sciences, Inc	149,265
75,956	*	USEC, Inc	356,234
18,008	*	Vanda Pharmaceuticals, Inc	209,613
29,205	*	Vical, Inc	124,413
52,341	*	Viropharma, Inc	503,520
13,198		Westlake Chemical Corp	339,189
48,498	*	WR Grace & Co	1,054,347
18,455	*	Xenoport, Inc	391,800
24,625	*	Zymogenetics, Inc	148,735

		TOTAL CHEMICALS AND ALLIED PRODUCTS	43,464,987

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

COAL MINING - 0.11%
61,112	*	International Coal Group, Inc	$246,281
19,010	*	James River Coal Co	363,281
6,750	*	Westmoreland Coal Co	54,878

		TOTAL COAL MINING	664,440

COMMUNICATIONS - 2.32%
8,340	*	AboveNet, Inc	406,658
37,134		Adtran, Inc	911,639
29,857		Alaska Communications Systems Group, Inc	276,177
19,682	*	Anixter International, Inc	789,445
39,779	*	Aruba Networks, Inc	351,646
6,160		Atlantic Tele-Network, Inc	329,067
11,658	*	Audiovox Corp (Class A)	79,857
33,797	*	Brightpoint, Inc	295,724
15,467	*	Cbeyond Communications, Inc	249,483
57,426	*	Centennial Communications Corp	458,259
145,126	*	Cincinnati Bell, Inc	507,941
15,814		Consolidated Communications Holdings, Inc	253,182
7,284	*	Crown Media Holdings, Inc (Class A)	11,363
9,742		D&E Communications, Inc	111,936
12,302	*	DG FastChannel, Inc	257,604
9,943	*	DigitalGlobe, Inc	222,425
58,923		Fairpoint Communications, Inc	24,158
4,074		Fisher Communications, Inc	74,065
28,284	*	General Communication, Inc (Class A)	194,028
12,531	*	GeoEye, Inc	335,831
19,596	*	Global Crossing Ltd	280,223
8,799		HickoryTech Corp	75,231
6,004	*	Hughes Communications, Inc	182,161
18,146	*	Ibasis, Inc	38,470
18,224	*	inContact, Inc	54,308
21,703		Iowa Telecommunications Services, Inc	273,458
11,514	*	iPCS, Inc	200,344
29,942	*	j2 Global Communications, Inc	688,965
19,630	*	Knology, Inc	191,393
17,735	*	Lin TV Corp (Class A)	83,887
13,641	*	Lodgenet Entertainment Corp	102,990
35,203	*	Mastec, Inc	427,716
26,505	*	Mediacom Communications Corp (Class A)	152,669
22,172	*	Neutral Tandem, Inc	504,635
20,832	*	Novatel Wireless, Inc	236,652
19,566		NTELOS Holdings Corp	345,536
82,393	*	PAETEC Holding Corp	318,861
1,789		Preformed Line Products Co	71,649
24,461	*	RCN Corp	227,487
24,605	*	SAVVIS, Inc	389,251
15,976		Shenandoah Telecom Co	286,769
28,775		Sinclair Broadcast Group, Inc (Class A)	103,015
9,641	*	SureWest Communications	119,741
13,735	*	Switch & Data Facilities Co, Inc	186,933
46,007	*	Syniverse Holdings, Inc	805,123
25,880	*	TeleCommunication Systems, Inc (Class A)	216,357
39,153	*	Terremark Worldwide, Inc	243,532
70,622	*	TiVo, Inc	731,644
15,282		USA Mobility, Inc	196,832
25,937	*	Virgin Mobile USA, Inc (Class A)	129,685

		TOTAL COMMUNICATIONS	14,006,005

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 7.16%
10,148		1st Source Corp	$165,412
14,463		Abington Bancorp, Inc	111,944
2,770		Alliance Financial Corp	74,929
4,112		American National Bankshares, Inc	89,724
8,984		Ameris Bancorp	64,232
4,423		Ames National Corp	106,639
6,331		Arrow Financial Corp	172,784
57,801		Astoria Financial Corp	638,123
1,591		Auburn National Bancorporation, Inc	38,820
4,390		Bancfirst Corp	162,123
17,316		Banco Latinoamericano de Exportaciones S.A. (Class E)	246,234
2,452		Bancorp Rhode Island, Inc	61,251
31,478		Bank Mutual Corp	278,266
2,081		Bank of Kentucky Financial Corp	44,034
3,497		Bank of Marin Bancorp	109,561
8,796		Bank of the Ozarks, Inc	233,358
14,484		BankFinancial Corp	138,757
10,833		Banner Corp	29,574
1,948		Bar Harbor Bankshares	66,232
22,044	*	Beneficial Mutual Bancorp, Inc	201,262
9,252		Berkshire Hills Bancorp, Inc	202,989
45,788		Boston Private Financial Holdings, Inc	298,080
4,195		Bridge Bancorp, Inc	102,064
39,888		Brookline Bancorp, Inc	387,711
2,071		Brooklyn Federal Bancorp, Inc	25,266
4,685		Bryn Mawr Bank Corp	81,847
5,162		Camden National Corp	170,552
8,011		Capital City Bank Group, Inc	113,756
19,147		Cardinal Financial Corp	157,580
5,565		Cass Information Systems, Inc	166,171
33,475		Cathay General Bancorp	270,813
8,371		Center Bancorp, Inc	63,034
12,346		Centerstate Banks of Florida, Inc	97,410
18,676		Central Pacific Financial Corp	47,064
2,112		Century Bancorp, Inc	45,830
14,194		Chemical Financial Corp	309,287
1,884		Cheviot Financial Corp	16,127
3,970	*	Chicopee Bancorp, Inc	52,444
6,057		Citizens & Northern Corp	89,583
2,687		Citizens Holding Co	71,098
85,583	*	Citizens Republic Bancorp, Inc	65,043
10,786		City Holding Co	321,531
7,296		Clifton Savings Bancorp, Inc	71,501
5,833		CNB Financial Corp	100,153
19,549		CoBiz, Inc	97,354
18,709		Columbia Banking System, Inc	309,634
22,006		Community Bank System, Inc	402,050
10,226		Community Trust Bancorp, Inc	267,614
57,064		CVB Financial Corp	433,116
17,456		Dime Community Bancshares	199,522
16,290	*	Dollar Financial Corp	260,966
6,668	*	Eagle Bancorp, Inc	63,879

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,606		East West Bancorp, Inc	$511,330
3,425		Enterprise Bancorp, Inc	43,840
7,386		Enterprise Financial Services Corp	68,321
6,207		ESB Financial Corp	83,112
10,152		ESSA Bancorp, Inc	134,108
32,885	*	Euronet Worldwide, Inc	790,226
4,347		Farmers Capital Bank Corp	77,724
7,113		Financial Institutions, Inc	70,917
9,947		First Bancorp	179,543
54,294		First Bancorp (Puerto Rico)	165,597
5,784		First Bancorp, Inc	107,582
17,533		First Busey Corp	82,405
3,779	*	First California Financial Group, Inc	18,139
57,495		First Commonwealth Financial Corp	326,572
9,377		First Community Bancshares, Inc	118,338
5,471		First Defiance Financial Corp	81,573
34,316		First Financial Bancorp	413,508
13,961		First Financial Bankshares, Inc	690,511
7,981		First Financial Corp	244,538
7,672		First Financial Holdings, Inc	122,522
13,463		First Financial Northwest, Inc	78,355
2,721		First Financial Service Corp	36,652
14,119		First Merchants Corp	98,409
32,882		First Midwest Bancorp, Inc	370,580
3,654		First of Long Island Corp	97,160
5,667		First South Bancorp, Inc	65,171
55,480		FirstMerit Corp	1,055,783
47,054	*	Flagstar Bancorp, Inc	48,466
20,150		Flushing Financial Corp	229,710
76,624		FNB Corp	544,797
3,944	*	Fox Chase Bancorp, Inc	39,519
7,480		German American Bancorp, Inc	116,015
41,342		Glacier Bancorp, Inc	617,649
6,775		Great Southern Bancorp, Inc	160,635
36,537	*	Guaranty Bancorp	54,075
12,481		Hampton Roads Bankshares, Inc	35,945
16,102		Hancock Holding Co	604,952
29,171		Harleysville National Corp	155,481
8,226		Heartland Financial USA, Inc	121,334
3,769	*	Heritage Financial Corp	49,562
1,374		Heritage Financial Group	11,377
6,032	*	Home Bancorp, Inc	73,409
9,450		Home Bancshares, Inc	207,144
11,306		Home Federal Bancorp, Inc	129,115
13,803		IBERIABANK Corp	628,865
14,144		Independent Bank Corp	313,007
35,244		International Bancshares Corp	574,830
31,597	*	Investors Bancorp, Inc	335,244
11,772		Kearny Financial Corp	122,664
2,073		Kentucky First Federal Bancorp	25,892
2,700		K-Fed Bancorp	24,354
13,836		Lakeland Bancorp, Inc	103,770
8,385		Lakeland Financial Corp	173,150
4,998		Legacy Bancorp, Inc	52,479
13,272		MainSource Financial Group, Inc	90,250
33,489		MB Financial, Inc	702,264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,223		Merchants Bancshares, Inc	$68,843
6,709	*	Meridian Interstate Bancorp, Inc	57,027
3,109		Midsouth Bancorp, Inc	41,039
15,190		Nara Bancorp, Inc	105,571
2,239		NASB Financial, Inc	58,886
4,688		National Bankshares, Inc	119,310
84,352		National Penn Bancshares, Inc	515,391
23,149		NBT Bancorp, Inc	521,778
20,721	*	Net 1 UEPS Technologies, Inc	434,312
71,754		NewAlliance Bancshares, Inc	767,768
3,959		Northeast Community Bancorp, Inc	29,217
12,908		Northfield Bancorp, Inc	165,222
4,285		Northrim BanCorp, Inc	65,346
11,613		Northwest Bancorp, Inc	265,241
1,261		Norwood Financial Corp	39,217
6,083		OceanFirst Financial Corp	70,563
2,689		Ohio Valley Banc Corp	71,259
58,115		Old National Bancorp	650,888
1,353		Old Point Financial Corp	22,541
7,268		Old Second Bancorp, Inc	41,646
16,074		Oriental Financial Group, Inc	204,140
6,763		Oritani Financial Corp	92,247
3,454		Orrstown Financial Services, Inc	133,463
31,579		Pacific Capital Bancorp	45,474
8,697		Pacific Continental Corp	91,579
16,352		PacWest Bancorp	311,506
7,217		Park National Corp	421,040
5,893		Peapack Gladstone Financial Corp	94,642
2,591		Penns Woods Bancorp, Inc	82,938
3,566	*	Pennsylvania Commerce Bancorp, Inc	43,398
7,054		Peoples Bancorp, Inc	92,055
2,294		Peoples Financial Corp	42,691
22,082	*	Pinnacle Financial Partners, Inc	280,662
1,821		Porter Bancorp, Inc	29,682
14,644		Premierwest Bancorp	39,685
23,599		PrivateBancorp, Inc	577,232
30,988		Prosperity Bancshares, Inc	1,078,072
38,547		Provident Financial Services, Inc	396,649
23,386		Provident New York Bancorp	223,336
2,690		Prudential Bancorp, Inc of Pennsylvania	27,008
2,352		Qc Holdings, Inc	15,876
14,230		Renasant Corp	211,316
6,344		Republic Bancorp, Inc (Class A)	126,626
4,816	*	Republic First Bancorp, Inc	21,865
5,851		Rockville Financial, Inc	62,898
5,766		Roma Financial Corp	71,671
15,898		S&T Bancorp, Inc	206,038
7,704		S.Y. Bancorp, Inc	177,885
11,117		Sandy Spring Bancorp, Inc	180,985
2,881	*	Santander BanCorp	28,090
8,544		SCBT Financial Corp	240,086
5,579		Shore Bancshares, Inc	93,337
5,045		Sierra Bancorp	60,590
27,019	*	Signature Bank	783,551
9,470		Simmons First National Corp (Class A)	272,831
9,924		Smithtown Bancorp, Inc	114,523

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

107,395		South Financial Group, Inc	$157,871
8,897		Southside Bancshares, Inc	200,360
9,885		Southwest Bancorp, Inc	138,785
9,835		State Bancorp, Inc	83,106
15,348		StellarOne Corp	226,383
11,346		Sterling Bancorp	81,918
55,669		Sterling Bancshares, Inc	406,940
35,421		Sterling Financial Corp	70,842
6,277		Suffolk Bancorp	185,862
9,323	*	Sun Bancorp, Inc	49,225
58,279		Susquehanna Bancshares, Inc	343,263
22,165	*	SVB Financial Group	959,079
8,150	*	Territorial Bancorp, Inc	127,792
24,080	*	Texas Capital Bancshares, Inc	405,507
13,277	*	The Bancorp, Inc	75,944
5,574		Tompkins Trustco, Inc	243,584
2,357		Tower Bancorp, Inc	61,918
14,190		TowneBank	180,923
9,404		Trico Bancshares	154,226
51,542		Trustco Bank Corp NY	322,138
38,513		Trustmark Corp	733,673
82,658		UCBH Holdings, Inc	66,126
21,643		UMB Financial Corp	875,242
57,750		Umpqua Holdings Corp	612,150
9,185		Union Bankshares Corp	114,353
25,803		United Bankshares, Inc	505,481
27,566		United Community Banks, Inc	137,832
10,973		United Financial Bancorp, Inc	127,067
4,064		United Security Bancshares	90,180
10,954		Univest Corp of Pennsylvania	237,373
7,175		ViewPoint Financial Group	100,737
6,427		Washington Banking Co	59,514
9,471		Washington Trust Bancorp, Inc	165,932
3,816	*	Waterstone Financial, Inc	19,309
45,375		Webster Financial Corp	565,826
15,483		WesBanco, Inc	239,367
10,920		West Bancorporation, Inc	54,163
19,619		Westamerica Bancorporation	1,020,187
31,007	*	Western Alliance Bancorp	195,654
21,090		Westfield Financial, Inc	178,632
3,935		Wilber Corp	33,054
13,267		Wilshire Bancorp, Inc	97,380
16,214		Wintrust Financial Corp	453,343
4,184		WSFS Financial Corp	111,462
10,915		Yadkin Valley Financial Corp	50,973

		TOTAL DEPOSITORY INSTITUTIONS	43,280,206

EATING AND DRINKING PLACES - 1.38%
16,566	*	AFC Enterprises	139,486
8,848	*	Benihana, Inc	50,699
12,936	*	BJ’s Restaurants, Inc	193,911
20,751		Bob Evans Farms, Inc	603,024
12,147	*	Buffalo Wild Wings, Inc	505,437
12,865	*	California Pizza Kitchen, Inc	200,951
6,862	*	Carrols Restaurant Group, Inc	51,877

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,278		CBRL Group, Inc	$525,563
15,556	*	CEC Entertainment, Inc	402,278
40,611	*	Cheesecake Factory	752,116
32,967		CKE Restaurants, Inc	345,824
63,980	*	Denny’s Corp	170,187
2,022	*	Diedrich Coffee, Inc	48,629
11,780		DineEquity, Inc	291,555
24,758	*	Domino’s Pizza, Inc	218,861
3,168	*	Einstein Noah Restaurant Group, Inc	38,143
1,289		Frisch’s Restaurants, Inc	33,359
38,364	*	Jack in the Box, Inc	786,077
39,587	*	Krispy Kreme Doughnuts, Inc	141,326
5,068	*	Landry’s Restaurants, Inc	53,214
13,250	*	Luby’s, Inc	55,650
9,884	*	McCormick & Schmick’s Seafood Restaurants, Inc	73,537
11,812		O’Charleys, Inc	110,678
14,734	*	Papa John’s International, Inc	362,014
16,016	*	PF Chang’s China Bistro, Inc	544,064
10,501	*	Red Robin Gourmet Burgers, Inc	214,430
43,664	*	Ruby Tuesday, Inc	367,651
12,987	*	Ruth’s Chris Steak House, Inc	54,805
41,006	*	Sonic Corp	453,526
16,379	*	Steak N Shake Co	192,781
33,775	*	Texas Roadhouse, Inc (Class A)	358,691

		TOTAL EATING AND DRINKING PLACES	8,340,344

EDUCATIONAL SERVICES - 0.41%
12,129	*	American Public Education, Inc	421,361
9,366	*	Bridgepoint Education, Inc	142,925
19,846	*	ChinaCast Education Corp	144,280
53,797	*	Corinthian Colleges, Inc	998,473
9,506	*	Grand Canyon Education, Inc	169,492
4,063	*	K12, Inc	66,958
5,040	*	Learning Tree International, Inc	57,406
6,534	*	Lincoln Educational Services Corp	149,498
9,803	*	Princeton Review, Inc	41,173
13,363	*	Universal Technical Institute, Inc	263,251

		TOTAL EDUCATIONAL SERVICES	2,454,817

ELECTRIC, GAS, AND SANITARY SERVICES - 3.76%
19,606		Allete, Inc	658,173
12,056		American Ecology Corp	225,447
12,483		American States Water Co	451,635
4,178		Artesian Resources Corp	70,274
36,726		Avista Corp	742,600
26,076		Black Hills Corp	656,333
13,141		California Water Service Group	511,711
7,726		Central Vermont Public Service Corp	149,112
10,559		CH Energy Group, Inc	467,869
4,570		Chesapeake Utilities Corp	141,624
23,699	*	Clean Energy Fuels Corp	341,503
13,762	*	Clean Harbors, Inc	774,250
40,297		Cleco Corp	1,010,649
5,753		Connecticut Water Service, Inc	128,810

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,805		Consolidated Water Co, Inc	$160,116
27,320		Crosstex Energy, Inc	144,250
30,370	*	El Paso Electric Co	536,638
23,077		Empire District Electric Co	417,463
51,029		EnergySolutions, Inc	470,487
9,338	*	EnerNOC, Inc	309,648
4,122		Florida Public Utilities Co	50,082
1,719	*	Heritage-Crystal Clean, Inc	21,917
31,679		Idacorp, Inc	912,038
14,962		Laclede Group, Inc	481,178
15,471		MGE Energy, Inc	564,382
9,087		Middlesex Water Co	137,032
28,323		New Jersey Resources Corp	1,028,408
30,389		Nicor, Inc	1,111,934
5,571	*	NIVS IntelliMedia Technology Group, Inc	14,930
17,788		Northwest Natural Gas Co	741,048
24,286		NorthWestern Corp	593,307
24,033		Otter Tail Corp	575,110
2,874		Pennichuck Corp	62,538
36,456	*	Perma-Fix Environmental Services	85,307
15,071	*	Pico Holdings, Inc	502,618
49,389		Piedmont Natural Gas Co, Inc	1,182,372
11,138	*	Pike Electric Corp	133,433
58,555		PNM Resources, Inc	683,922
50,496		Portland General Electric Co	995,781
7,965		Resource America, Inc (Class A)	38,312
8,729		SJW Corp	199,458
20,026		South Jersey Industries, Inc	706,918
30,210		Southwest Gas Corp	772,772
16,209		Southwest Water Co	79,748
68	*,b,m	Touch America Holdings, Inc	0
19,812		UIL Holdings Corp	522,839
24,057		Unisource Energy Corp	739,753
7,108		Unitil Corp	159,575
11,915	*	Waste Services, Inc	55,047
33,700		WGL Holdings, Inc	1,116,817
7,725		York Water Co	107,069

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	22,744,237

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.00%
26,278	*	Acme Packet, Inc	263,043
17,228	*	Actel Corp	209,665
28,958		Acuity Brands, Inc	932,737
80,783	*	Adaptec, Inc	269,815
65,314	*	ADC Telecommunications, Inc	544,719
28,968	*	Advanced Analogic Technologies, Inc	115,003
32,683	*	Advanced Battery Technologies, Inc	141,844
22,292	*	Advanced Energy Industries, Inc	317,438
15,726	*	Airvana, Inc	106,465
29,178	*	American Superconductor Corp	978,630
73,828	*	Amkor Technology, Inc	507,937
42,737	*	Anadigics, Inc	201,291
44,530	*	Applied Micro Circuits Corp	444,855
8,779		Applied Signal Technology, Inc	204,287
83,272	*	Arris Group, Inc	1,083,369

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,545	*	Ascent Solar Technologies, Inc	$79,509
41,039	*	Atheros Communications, Inc	1,088,765
21,057	*	ATMI, Inc	382,185
8,213	*	AZZ, Inc	329,916
31,109		Baldor Electric Co	850,520
6,960		Bel Fuse, Inc (Class B)	132,449
43,872	*	Benchmark Electronics, Inc	789,696
23,997	*	BigBand Networks, Inc	96,228
17,425	*	Ceradyne, Inc	319,400
13,344	*	Ceva, Inc	143,448
26,268	*	Checkpoint Systems, Inc	431,846
25,389	*	China BAK Battery, Inc	125,676
16	*,m	China Energy Savings Technology, Inc	1
22,100	*	China Security & Surveillance Technology, Inc	157,794
5,823	*	China TransInfo Technology Corp	55,086
19,008	*	Comtech Telecommunications Corp	631,446
4,932	*	CPI International, Inc	55,189
22,769		CTS Corp	211,752
10,555		Cubic Corp	416,606
9,731	*	DDi Corp	41,357
21,529	*	Diodes, Inc	389,460
14,948	*	DSP Group, Inc	121,677
11,739	*	DTS, Inc	321,414
18,476	*	Electro Scientific Industries, Inc	247,394
51,244	*	EMCORE Corp	66,617
10,273	*	EMS Technologies, Inc	213,884
30,921	*	Energy Conversion Devices, Inc	358,065
27,274	*	EnerSys	603,301
6,010	*	Entropic Communications, Inc	16,467
126,944	*	Evergreen Solar, Inc	243,732
23,669	*	Exar Corp	173,967
33,388	*	Exide Technologies	266,102
15,591		Franklin Electric Co, Inc	446,994
44,804	*	FuelCell Energy, Inc	191,313
14,052	*	Globecomm Systems, Inc	102,158
10,648	*	GP Strategies Corp	79,754
80,838	*	GrafTech International Ltd	1,188,319
15,671	*	Greatbatch, Inc	352,127
12,421	*	GSI Technology, Inc	49,560
21,240	*	GT Solar International, Inc	123,404
64,635	*	Harmonic, Inc	431,762
39,862	*	Harris Stratex Networks, Inc (Class A)	279,034
20,173	*	Helen of Troy Ltd	391,961
65,249	*	Hexcel Corp	746,449
14,341	*	Hittite Microwave Corp	527,462
20,045		Imation Corp	185,817
55,876	*	Infinera Corp	444,214
14,372	*	Intellon Corp	101,897
29,378	*	InterDigital, Inc	680,394
15,626	*	IPG Photonics Corp	237,515
13,120	*	iRobot Corp	161,507
15,823		IXYS Corp	134,654
77,920	*	Lattice Semiconductor Corp	175,320
14,683	*	Littelfuse, Inc	385,282
7,231	*	Loral Space & Communications, Inc	198,708
12,645		LSI Industries, Inc	84,089

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,182	*	Maxwell Technologies, Inc	$279,804
10,430	*	MEMSIC, Inc	39,113
15,330	*	Mercury Computer Systems, Inc	151,154
25,546		Methode Electronics, Inc	221,484
30,340		Micrel, Inc	247,271
54,503	*	Microsemi Corp	860,602
35,146	*	Microtune, Inc	63,966
45,996	*	Microvision, Inc	253,438
29,395	*	MIPS Technologies, Inc	110,819
22,890	*	Monolithic Power Systems, Inc	536,771
28,603	*	Moog, Inc (Class A)	843,789
6,631	*	Multi-Fineline Electronix, Inc	190,376
3,240		National Presto Industries, Inc	280,292
12,207	*	Netlogic Microsystems, Inc	549,315
3,154	*	NVE Corp	167,667
33,638	*	Omnivision Technologies, Inc	547,627
56,276	*	Openwave Systems, Inc	146,318
13,817	*	Oplink Communications, Inc	200,623
18,704	*	OpNext, Inc	54,803
5,857	*	Orion Energy Systems, Inc	18,332
10,529	*	OSI Systems, Inc	192,575
13,838		Park Electrochemical Corp	341,107
19,010	*	Parkervision, Inc	77,751
17,074	*	Pericom Semiconductor Corp	167,496
27,565	*	Photronics, Inc	130,658
32,861		Plantronics, Inc	881,003
26,074	*	Plexus Corp	686,789
22,047	*	PLX Technology, Inc	74,298
56,344	*	Polycom, Inc	1,507,201
15,288	*	Polypore International, Inc	197,368
5,254	*	Powell Industries, Inc	201,701
15,946		Power Integrations, Inc	531,480
51,965	*	Power-One, Inc	101,332
89,320	*	Powerwave Technologies, Inc	142,912
10,818		Raven Industries, Inc	289,165
24,072		Regal-Beloit Corp	1,100,331
178,660	*	RF Micro Devices, Inc	970,124
10,594	*	Rogers Corp	317,502
8,409	*	Rubicon Technology, Inc	124,790
37,752	*	SatCon Technology Corp	64,556
21,480	*	Seachange International, Inc	161,100
41,015	*	Semtech Corp	697,665
29,862	*	ShoreTel, Inc	233,222
50,478	*	Silicon Image, Inc	122,662
53,645	*	Silicon Storage Technology, Inc	129,821
112,536	*	Skyworks Solutions, Inc	1,489,976
24,687	*	Smart Modular Technologies WWH, Inc	117,510
8,511	*	Spectrum Control, Inc	72,258
14,688	*	Standard Microsystems Corp	340,908
26,463	*	Starent Networks Corp	672,689
10,245	*	Stoneridge, Inc	72,535
7,325	*	Supertex, Inc	219,750
130,122	*	Sycamore Networks, Inc	392,968
29,472	*	Symmetricom, Inc	152,665
23,056	*	Synaptics, Inc	581,011
27,659		Technitrol, Inc	254,739

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,625	*	Techwell, Inc	$116,663
44,738	*	Tekelec	735,045
32,686	*	Tessera Technologies, Inc	911,613
42,063	*	Trident Microsystems, Inc	108,943
99,546	*	Triquint Semiconductor, Inc	768,495
29,143	*	TTM Technologies, Inc	334,270
8,113	*	Ultralife Corp	49,165
1,288	*	United Capital Corp	29,779
19,734	*	Universal Display Corp	235,624
9,152	*	Universal Electronics, Inc	186,884
41,994	*	US Geothermal, Inc	65,511
76,609	*	Utstarcom, Inc	160,113
33,383	*	Valence Technology, Inc	60,089
17,538	*	Viasat, Inc	466,160
13,211		Vicor Corp	101,989
10,973	*	Virage Logic Corp	57,169
15,413	*	Volterra Semiconductor Corp	283,137
12,999	*	White Electronic Designs Corp	60,055
42,905	*	Zix Corp	94,391
18,736	*	Zoltek Cos, Inc	196,728
34,459	*	Zoran Corp	396,968

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	48,375,714

ENGINEERING AND MANAGEMENT SERVICES - 2.51%
18,436	*	Accelrys, Inc	106,929
10,475	*	Advisory Board Co	263,342
9,312	*	Affymax, Inc	222,464
72,466	*	Ariad Pharmaceuticals, Inc	160,875
7,963		CDI Corp	111,880
55,284	*	Celera Corp	344,419
14,555	*	comScore, Inc	262,136
7,457	*	Cornell Cos, Inc	167,335
22,907		Corporate Executive Board Co	570,384
7,357	*	CRA International, Inc	200,773
16,116		Diamond Management & Technology Consultants, Inc	110,395
45,182	*	Dyax Corp	162,203
28,753	*	eResearch Technology, Inc	201,271
71,896	*	Exelixis, Inc	458,696
9,229	*	Exponent, Inc	259,981
8,583	*	Franklin Covey Co	50,211
24,150	*	Furmanite Corp	104,087
16,046	*	Hill International, Inc	113,927
14,546	*	Huron Consulting Group, Inc	375,723
5,943	*	ICF International, Inc	180,192
48,040	*	Incyte Corp	324,270
12,118	*	Infinity Pharmaceuticals, Inc	75,495
84,480	*	Insmed, Inc	69,274
62,590	*	Isis Pharmaceuticals, Inc	911,936
10,042	*	Kendle International, Inc	167,902
6,313		Landauer, Inc	347,089
54,209	*	Lexicon Pharmaceuticals, Inc	115,465
27,989	*	Luminex Corp	475,813
11,708		MAXIMUS, Inc	545,593
17,092	*	Maxygen, Inc	114,345
6,156		MedQuist, Inc	39,152

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,310	*	Michael Baker Corp	$192,965
1,117		National Research Corp	26,953
33,717	*	Navigant Consulting, Inc	455,180
21,340	*	Omnicell, Inc	237,728
42,364	*	Regeneron Pharmaceuticals, Inc	817,625
20,297	*	Repligen Corp	101,688
30,157	*	Resources Connection, Inc	514,478
33,553	*	Rigel Pharmaceuticals, Inc	275,135
36,606	*	RTI Biologics, Inc	159,236
27,730	*	Sangamo Biosciences, Inc	227,663
41,092	*	Savient Pharmaceuticals, Inc	624,598
55,378	*	Seattle Genetics, Inc	776,953
41,319	*	Sequenom, Inc	133,460
7,756	*	Stanley, Inc	199,484
23,056	*	Symyx Technologies, Inc	152,631
7,271	*	Tejon Ranch Co	186,719
40,476	*	Tetra Tech, Inc	1,073,828
4,244	*	Transcend Services, Inc	74,143
2,739		VSE Corp	106,848
28,654		Watson Wyatt & Co Holdings (Class A)	1,248,168

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,199,040

FABRICATED METAL PRODUCTS - 1.11%
6,186		Ameron International Corp	432,896
4,989	*	Bway Holding Co	92,346
19,202	*	Chart Industries, Inc	414,571
11,474		CIRCOR International, Inc	324,255
8,695		Dynamic Materials Corp	173,552
28,907	*	Griffon Corp	291,093
8,281		Gulf Island Fabrication, Inc	155,186
3,702	*	Hawk Corp	50,791
11,871		Insteel Industries, Inc	141,858
10,743	*	Ladish Co, Inc	162,542
23,979	*	Mobile Mini, Inc	416,275
102,510		Mueller Water Products, Inc (Class A)	561,755
13,377	*	NCI Building Systems, Inc	42,806
8,569	*	North American Galvanizing & Coating, Inc	52,014
25,435		Quanex Building Products Corp	365,247
18,063		Silgan Holdings, Inc	952,463
25,756		Simpson Manufacturing Co, Inc	650,597
4,517	*	SmartHeat, Inc	53,617
35,938	*	Smith & Wesson Holding Corp	187,956
12,856		Sturm Ruger & Co, Inc	166,357
8,387		Sun Hydraulics Corp	176,630
41,879	*	Taser International, Inc	197,669
10,444	*	Trimas Corp	53,264
19,764		Watts Water Technologies, Inc (Class A)	597,861

		TOTAL FABRICATED METAL PRODUCTS	6,713,601

FISHING, HUNTING, AND TRAPPING - 0.01%
5,954	*	HQ Sustainable Maritime Industries, Inc	52,395

		TOTAL FISHING, HUNTING, AND TRAPPING	52,395

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 1.13%
17,821	*	AgFeed Industries, Inc	$95,164
5,398	*	American Dairy, Inc	152,925
14,154	*	American Italian Pasta Co	384,706
12,366		B&G Foods, Inc (Class A)	101,278
5,649	*	Boston Beer Co, Inc (Class A)	209,465
41,537	*	Central Garden and Pet Co (Class A)	453,999
2,738		Coca-Cola Bottling Co Consolidated	132,601
55,258	*	Darling International, Inc	406,146
11,143		Diamond Foods, Inc	353,456
4,519		Farmer Bros Co	93,543
7,982		Imperial Sugar Co	101,212
9,455		J&J Snack Foods Corp	408,361
12,898		Lancaster Colony Corp	661,281
18,767		Lance, Inc	484,564
3,394	*	Lifeway Foods, Inc	37,300
7,362	*	M&F Worldwide Corp	149,007
6,373	*	Matrixx Initiatives, Inc	36,199
7,347	*	National Beverage Corp	84,564
12,389	*	Omega Protein Corp	60,087
10,708	*	Overhill Farms, Inc	64,783
7,670	*	Peet’s Coffee & Tea, Inc	216,524
13,739		Sanderson Farms, Inc	517,136
6,286	*	Seneca Foods Corp	172,236
42,311	*	Smart Balance, Inc	259,790
16,112		Tootsie Roll Industries, Inc	383,143
21,323	*	TreeHouse Foods, Inc	760,592
6,128	*	Zapata Corp	42,651

		TOTAL FOOD AND KINDRED PRODUCTS	6,822,713

FOOD STORES - 0.39%
782		Arden Group, Inc (Class A)	93,449
4,649	*	Caribou Coffee Co, Inc	33,566
23,184	*	Great Atlantic & Pacific Tea Co, Inc	206,569
8,240		Ingles Markets, Inc (Class A)	130,439
14,665	*	Pantry, Inc	229,947
28,859		Ruddick Corp	768,228
4,953	*	Susser Holdings Corp	62,259
4,037		Village Super Market (Class A)	118,970
7,355		Weis Markets, Inc	234,992
36,727	*	Winn-Dixie Stores, Inc	481,858

		TOTAL FOOD STORES	2,360,277

FURNITURE AND FIXTURES - 0.62%
6,239	*	Astronics Corp	58,647
16,632		Ethan Allen Interiors, Inc	274,428
27,148		Furniture Brands International, Inc	150,128
36,151		Herman Miller, Inc	611,313
30,165		HNI Corp	711,894
7,260		Hooker Furniture Corp	98,010
20,688		Kimball International, Inc (Class B)	157,849
33,445		La-Z-Boy, Inc	289,299
30,452	*	Sealy Corp	97,446
6,972	*	Stanley Furniture Co, Inc	72,300

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,276		Steelcase, Inc (Class A)	$299,794
50,337	*	Tempur-Pedic International, Inc	953,384

		TOTAL FURNITURE AND FIXTURES	3,774,492

FURNITURE AND HOME FURNISHINGS STORES - 0.16%
11,957		Haverty Furniture Cos, Inc	141,212
7,628	*	hhgregg, Inc	129,218
32,060		Knoll, Inc	334,387
61,943	*	Pier 1 Imports, Inc	239,719
5,189	*	Rex Stores Corp	56,560
20,333	*	Tuesday Morning Corp	84,585

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	985,681

GENERAL BUILDING CONTRACTORS - 0.49%
870	*	Amrep Corp	11,484
4,103	*	Avatar Holdings, Inc	77,957
26,401	*	Beazer Homes USA, Inc	147,582
6,644		Brookfield Homes Corp	44,382
4,403	*	Cavco Industries, Inc	156,307
34,852	*	Hovnanian Enterprises, Inc (Class A)	133,832
12,398	*	M/I Homes, Inc	168,489
16,041		McGrath RentCorp	341,192
21,170	*	Meritage Homes Corp	429,751
17,157	*	Perini Corp	365,444
29,099		Ryland Group, Inc	613,115
68,280	*	Standard-Pacific Corp	251,953
12,741	*	Team, Inc	215,960

		TOTAL GENERAL BUILDING CONTRACTORS	2,957,448

GENERAL MERCHANDISE STORES - 0.54%
31,498	*	99 Cents Only Stores	423,648
34,196		Casey’s General Stores, Inc	1,073,070
6,566	*	Conn’s, Inc	74,130
34,596		Dillard’s, Inc (Class A)	487,804
26,655		Fred’s, Inc (Class A)	339,318
16,854	*	Retail Ventures, Inc	88,821
79,868	*	Saks, Inc	544,700
17,256	*	Stein Mart, Inc	219,324

		TOTAL GENERAL MERCHANDISE STORES	3,250,815

HEALTH SERVICES - 1.86%
17,709	*	Alliance Imaging, Inc	100,233
30,376	*	Allied Healthcare International, Inc	85,053
4,847	*	Almost Family, Inc	144,198
18,368	*	Amedisys, Inc	801,396
5,598		America Service Group, Inc	92,591
8,745	*	American Dental Partners, Inc	122,430
20,564	*	Amsurg Corp	436,574
6,803	*	Assisted Living Concepts, Inc (A Shares)	140,958
7,845	*	Bio-Reference Labs, Inc	269,868
7,039	*	China Sky One Medical, Inc	92,844
19,781	*	Continucare Corp	59,739

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,011	*	Corvel Corp	$142,312
20,818	*	Cross Country Healthcare, Inc	193,816
19,097	*	CryoLife, Inc	152,203
16,733	*	eHealth, Inc	242,963
13,382	*	Emeritus Corp	293,735
7,444		Ensign Group, Inc	104,439
22,207	*	Enzo Biochem, Inc	157,226
9,516	*	Genomic Health, Inc	208,020
11,388	*	Genoptix, Inc	396,075
19,568	*	Gentiva Health Services, Inc	489,396
16,078	*	Health Grades, Inc	79,586
59,660	*	Healthsouth Corp	933,082
22,888	*	Healthways, Inc	350,644
44,031	*	Immunomedics, Inc	243,051
3,916	*	IPC The Hospitalist Co, Inc	123,158
26,375	*	Kindred Healthcare, Inc	428,066
11,109	*	LCA-Vision, Inc	77,874
10,240	*	LHC Group, Inc	306,483
23,723	*	Magellan Health Services, Inc	736,836
10,060	*	Medcath Corp	88,226
5,272		National Healthcare Corp	196,593
62,576	*	Nektar Therapeutics	609,490
14,193	*	Nighthawk Radiology Holdings, Inc	102,615
13,477	*	NovaMed, Inc	61,051
22,265	*	Odyssey HealthCare, Inc	278,313
37,796	*	Psychiatric Solutions, Inc	1,011,422
12,444	*	RehabCare Group, Inc	269,910
13,091	*	Skilled Healthcare Group, Inc (Class A)	105,121
29,444	*	Sun Healthcare Group, Inc	254,396
31,871	*	Sunrise Senior Living, Inc	96,569
8,013	*	US Physical Therapy, Inc	120,756
4,237	*	Virtual Radiologic Corp	55,208

		TOTAL HEALTH SERVICES	11,254,519

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.40%
21,000	*	Broadwind Energy, Inc	165,690
12,807	*	Comverge, Inc	156,373
22,994		Granite Construction, Inc	711,435
27,036		Great Lakes Dredge & Dock Corp	188,711
6,856	*	LB Foster Co (Class A)	209,656
17,680	*	Matrix Service Co	192,182
11,631	*	MYR Group, Inc	245,298
18,071	*	Orion Marine Group, Inc	371,178
8,911	*	Sterling Construction Co, Inc	159,596

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,400,119

HOLDING AND OTHER INVESTMENT OFFICES - 6.41%
26,796		Acadia Realty Trust	403,816
5,229		Agree Realty Corp	119,901
1,323		Alexander’s, Inc	391,449
120,717		Allied Capital Corp	370,601
35,070		American Campus Communities, Inc	941,630
8,413		American Capital Agency Corp	239,350
13,976	*	Ampal American Israel (Class A)	28,371

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,046		Anthracite Capital, Inc	$55,698
68,678		Anworth Mortgage Asset Corp	541,183
41,812		Ashford Hospitality Trust, Inc	144,670
9,638		Associated Estates Realty Corp	92,718
65,888		BioMed Realty Trust, Inc	909,254
7,949	*	Cape Bancorp, Inc	61,048
32,355		Capital Lease Funding, Inc	130,391
1,945		Capital Southwest Corp	149,279
42,919		Capstead Mortgage Corp	597,003
8,361		Care Investment Trust, Inc	64,129
91,815		CBL & Associates Properties, Inc	890,606
26,287		Cedar Shopping Centers, Inc	169,551
5,064		Cherokee, Inc	121,384
20,443		Cogdell Spencer, Inc	98,126
32,980		Colonial Properties Trust	320,895
48,646		Cousins Properties, Inc	402,789
11,490		Danvers Bancorp, Inc	156,149
137,331		DCT Industrial Trust, Inc	701,761
95,819		Developers Diversified Realty Corp	885,368
72,987		DiamondRock Hospitality Co	591,195
5,795		Dynex Capital, Inc	48,852
16,943		EastGroup Properties, Inc	647,561
38,112		Education Realty Trust, Inc	226,004
23,490		Entertainment Properties Trust	801,949
16,981		Equity Lifestyle Properties, Inc	726,617
22,090		Equity One, Inc	346,150
58,401		Extra Space Storage, Inc	616,131
43,814		FelCor Lodging Trust, Inc	198,477
26,608		First Industrial Realty Trust, Inc	139,692
18,570		First Potomac Realty Trust	214,669
44,505		Franklin Street Properties Corp	583,016
11,825		Getty Realty Corp	290,186
14,278		Gladstone Capital Corp	127,503
5,577		Gladstone Commercial Corp	76,293
40,966		Glimcher Realty Trust	150,345
28,415	*	Gramercy Capital Corp	69,048
17,445	*	Harris & Harris Group, Inc	109,031
24,453		Hatteras Financial Corp	733,101
39,862		Healthcare Realty Trust, Inc	842,284
28,817		Hersha Hospitality Trust	89,333
47,609		Highwoods Properties, Inc	1,497,302
26,640	*	Hilltop Holdings, Inc	326,606
22,116		Home Properties, Inc	952,978
47,189		Inland Real Estate Corp	413,376
5,830	*	Invesco Mortgage Capital, Inc	127,386
39,955		Investors Real Estate Trust	361,193
12,938		iShares Russell 2000 Index Fund	779,256
67,333	*	iStar Financial, Inc	204,692
29,001		Kilroy Realty Corp	804,488
31,351		Kite Realty Group Trust	130,734
42,716		LaSalle Hotel Properties	839,797
59,048		Lexington Corporate Properties Trust	301,145
15,663		LTC Properties, Inc	376,539
4,786		Main Street Capital Corp	68,105
54,118		Medical Properties Trust, Inc	422,662
186,737		MFA Mortgage Investments, Inc	1,486,427

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,968		Mid-America Apartment Communities, Inc	$856,026
13,070		Mission West Properties, Inc	87,961
12,959		Monmouth Real Estate Investment Corp (Class A)	90,195
15,257		MVC Capital, Inc	133,956
17,538		National Health Investors, Inc	555,078
53,718		National Retail Properties, Inc	1,153,325
37,599		NorthStar Realty Finance Corp	131,972
55,387		Omega Healthcare Investors, Inc	887,300
14,629		Parkway Properties, Inc	288,191
25,944		Pennsylvania Real Estate Investment Trust	197,434
29,809		Post Properties, Inc	536,562
26,712		Potlatch Corp	759,956
32,274		Prospect Capital Corp	345,655
11,878		PS Business Parks, Inc	609,579
43,261		RAIT Investment Trust	127,187
17,491		Ramco-Gershenson Properties	156,020
52,359		Redwood Trust, Inc	811,565
14,778		Resource Capital Corp	80,392
4,254		Saul Centers, Inc	136,553
15,322		Sovran Self Storage, Inc	466,248
7,844	*	SRS Labs, Inc	57,340
27,000	*	Starwood Property Trust, Inc	546,750
51,404	*	Strategic Hotels & Resorts, Inc	133,136
11,154		Sun Communities, Inc	240,034
50,762		Sunstone Hotel Investors, Inc	360,410
27,061		Tanger Factory Outlet Centers, Inc	1,010,458
5,892		UMH Properties, Inc	48,020
7,860		Universal Health Realty Income Trust	255,843
13,485		Urstadt Biddle Properties, Inc (Class A)	196,746
53,025		U-Store-It Trust	331,406
19,133	*	Vantage Drilling Co	35,013
3,913	*	Virtus Investment Partners, Inc	61,082
12,070		Walter Investment Management Corp	193,361
39,150		Washington Real Estate Investment Trust	1,127,520
7,884		Winthrop Realty Trust	76,790

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	38,792,307

HOTELS AND OTHER LODGING PLACES - 0.44%
17,292		Ameristar Casinos, Inc	272,868
8,691	*	Bluegreen Corp	26,508
23,013	*	Gaylord Entertainment Co	462,561
19,600	*	Great Wolf Resorts, Inc	69,972
10,459	*	Isle of Capri Casinos, Inc	123,312
13,545		Marcus Corp	173,241
6,008	*	Monarch Casino & Resort, Inc	64,646
14,898	*	Morgans Hotel Group Co	80,747
51,904	*	Orient-Express Hotels Ltd (Class A)	597,415
9,442	*	Outdoor Channel Holdings, Inc	61,751
9,011	*	Red Lion Hotels Corp	51,813
19,363	*	Vail Resorts, Inc	649,434

		TOTAL HOTELS AND OTHER LODGING PLACES	2,634,268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.44%
18,549	*	3PAR, Inc	$204,595
8,390		Aaon, Inc	168,471
45,504		Actuant Corp (Class A)	730,794
4,390		Alamo Group, Inc	69,362
39,803	*	Allis-Chalmers Energy, Inc	173,541
18,028	*	Altra Holdings, Inc	201,733
5,746		Ampco-Pittsburgh Corp	152,786
4,995	*	Argan, Inc	67,133
12,061	*	Astec Industries, Inc	307,194
11,854		Black Box Corp	297,417
25,929	*	Blount International, Inc	245,548
5,729	*	Bolt Technology Corp	72,014
33,670		Briggs & Stratton Corp	653,535
43,458	*	Brooks Automation, Inc	335,930
5,901		Cascade Corp	157,793
2,964	*	China Automotive Systems, Inc	27,536
44,144	*	Cirrus Logic, Inc	245,441
16,011	*	Colfax Corp	170,197
12,505	*	Columbus McKinnon Corp	189,451
23,074	*	Cray, Inc	192,206
30,395		Curtiss-Wright Corp	1,037,381
19,939	*	Cymer, Inc	774,830
19,624	*	Dril-Quip, Inc	974,135
55,746	*	Emulex Corp	573,626
32,314	*	Ener1, Inc	223,613
12,494	*	ENGlobal Corp	51,475
13,494	*	EnPro Industries, Inc	308,473
76,719	*	Entegris, Inc	379,759
60,049	*	Extreme Networks, Inc	168,137
10,615	*	Flanders Corp	54,773
24,964	*	Flow International Corp	64,657
12,073	*	Fuel Tech, Inc	135,218
9,690		Gorman-Rupp Co	241,378
6,839		Graham Corp	106,346
10,036	*	Harbin Electric, Inc	169,408
4,179	*	Hurco Cos, Inc	71,377
18,631	*	Immersion Corp	79,741
41,689	*	Intermec, Inc	587,815
14,840	*	Intevac, Inc	199,450
17,420	*	Isilon Systems, Inc	106,262
18,594		John Bean Technologies Corp	337,853
8,155	*	Kadant, Inc	98,920
22,331		Kaydon Corp	723,971
44,765	*	Kulicke & Soffa Industries, Inc	269,933
8,311		Lindsay Manufacturing Co	327,287
10,047		Lufkin Industries, Inc	534,299
9,689		Met-Pro Corp	93,886
10,871	*	Middleby Corp	598,014
22,116		Modine Manufacturing Co	205,015
3,605		Nacco Industries, Inc (Class A)	216,552
13,386	*	NATCO Group, Inc (Class A)	592,732
8,286	*	Natural Gas Services Group, Inc	145,999
31,864	*	Netezza Corp	358,151
23,091	*	Netgear, Inc	423,720
22,577		Nordson Corp	1,266,345
1,883		Omega Flex, Inc	31,578
110,484	*d	Palm, Inc	1,925,737

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,525	*	PAR Technology Corp	$35,250
8,913	*	PMFG, Inc	114,621
5,527		Primoris Services Corp	39,850
141,881	*	Quantum Corp	178,770
20,196	*	Rackable Systems, Inc	135,515
14,678	*	RBC Bearings, Inc	342,438
6,126	*	Rimage Corp	104,693
36,977	*	Riverbed Technology, Inc	812,015
17,822		Robbins & Myers, Inc	418,461
13,720	*	Safeguard Scientifics, Inc	150,508
7,576		Sauer-Danfoss, Inc	58,108
17,933	*	Scansource, Inc	507,863
15,327	*	Semitool, Inc	129,513
17,973	*	Sigma Designs, Inc	261,148
8,212		Standex International Corp	162,844
16,614	*	STEC, Inc	488,285
15,302	*	Super Micro Computer, Inc	129,455
8,509	*	T-3 Energy Services, Inc	167,627
12,461	*	Tecumseh Products Co (Class A)	141,183
12,590		Tennant Co	365,865
5,911		Twin Disc, Inc	73,710
15,966	*	Ultratech, Inc	211,230
48,762	*	VeriFone Holdings, Inc	774,828
17,703		Watsco, Inc	954,369
40,528		Woodward Governor Co	983,209

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	26,861,881

INSTRUMENTS AND RELATED PRODUCTS - 5.83%
14,789	*	Abaxis, Inc	395,606
20,698	*	Abiomed, Inc	200,978
26,759	*	Accuray, Inc	173,934
47,756	*	Affymetrix, Inc	419,298
39,406	*	Align Technology, Inc	560,353
20,268	*	Alphatec Holdings, Inc	93,233
49,890	*	American Medical Systems Holdings, Inc	844,139
6,154		American Science & Engineering, Inc	418,718
8,680		Analogic Corp	321,334
9,667	*	Anaren, Inc	164,339
16,499	*	Angiodynamics, Inc	227,356
8,901	*	Argon ST, Inc	169,564
11,788	*	Aspect Medical Systems, Inc	141,220
1,018		Atrion Corp	146,999
32,008	*	ATS Medical, Inc	85,781
9,701		Badger Meter, Inc	375,332
11,497	*	Bovie Medical Corp	90,251
32,701	*	Bruker BioSciences Corp	348,920
8,466	*	Cantel Medical Corp	127,498
13,348	*	Cardiac Science Corp	53,392
16,053	*	CardioNet, Inc	107,876
39,140	*	Cepheid, Inc	517,431
19,815	*	Clarient, Inc	83,421
14,571	*	Coherent, Inc	339,796
15,789		Cohu, Inc	214,099
19,609	*	Conmed Corp	375,905
8,958	*	Cutera, Inc	77,487

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,486	*	Cyberonics, Inc	$294,667
6,636	*	Cynosure, Inc (Class A)	77,309
15,212	*	Delcath Systems, Inc	74,691
35,046	*	Depomed, Inc	153,151
30,990	*	DexCom, Inc	245,751
11,885	*	Dionex Corp	772,168
5,218	*	DXP Enterprises, Inc	58,181
180,254		Eastman Kodak Co	861,614
11,889	*	Electro-Optical Sciences, Inc	113,897
29,659	*	Endologix, Inc	183,589
10,297	*	EnteroMedics, Inc	49,323
17,615	*	ESCO Technologies, Inc	694,031
20,063	*	Esterline Technologies Corp	786,670
47,912	*	ev3, Inc	589,797
5,480	*	Exactech, Inc	86,255
11,315	*	FARO Technologies, Inc	194,392
25,252	*	FEI Co	622,462
9,867	*	FGX International Holdings Ltd	137,645
33,131	*	Formfactor, Inc	792,494
31,524	*	Fossil, Inc	896,858
17,224	*	Haemonetics Corp	966,611
16,966	*	Hanger Orthopedic Group, Inc	235,318
16,594	*	Harvard Bioscience, Inc	62,891
8,926	*	Herley Industries, Inc	116,484
7,837	*	Home Diagnostics, Inc	52,978
8,592	*	ICU Medical, Inc	316,701
8,606	*	ICx Technologies, Inc	50,948
14,698	*	I-Flow Corp	167,410
16,826	*	II-VI, Inc	428,053
17,515	*	Insulet Corp	196,693
12,724	*	Integra LifeSciences Holdings Corp	434,525
19,417		Invacare Corp	432,611
70,743	*	ION Geophysical Corp	249,015
12,033	*	IRIS International, Inc	135,973
22,342	*	ISTA Pharmaceuticals, Inc	99,645
21,176	*	Ixia	145,267
5,549	*	Kensey Nash Corp	160,644
45,662	*	Kopin Corp	219,178
1,678	*	K-Tron International, Inc	159,762
9,446	*	KVH Industries, Inc	94,366
50,523	*	L-1 Identity Solutions, Inc	353,156
8,523	*	LaBarge, Inc	95,884
11,732	*	MAKO Surgical Corp	102,772
34,090	*	Masimo Corp	893,158
9,729	*	Measurement Specialties, Inc	99,333
9,551	*	Medical Action Industries, Inc	115,281
18,869	*	Merit Medical Systems, Inc	327,000
10,652	*	Micrus Endovascular Corp	137,943
18,022		Mine Safety Appliances Co	495,785
33,317	*	MKS Instruments, Inc	642,685
10,927		Movado Group, Inc	158,769
11,394		MTS Systems Corp	332,819
18,930	*	Natus Medical, Inc	292,090
8,899	*	Neogen Corp	287,349
24,465	*	Newport Corp	214,313
24,500	*	NuVasive, Inc	1,023,119

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,295	*	NxStage Medical, Inc	$109,014
11,556	*	Orthofix International NV	339,631
44,653	*	Orthovita, Inc	196,027
2,649	*	OYO Geospace Corp	68,424
12,176	*	Palomar Medical Technologies, Inc	197,373
27,254	*	RAE Systems, Inc	29,979
6,772	*	Rochester Medical Corp	81,535
9,530	*	Rockwell Medical Technologies, Inc	74,143
19,533	*	Rofin-Sinar Technologies, Inc	448,478
20,798	*	Rudolph Technologies, Inc	153,905
11,456	*	Sirona Dental Systems, Inc	340,816
8,148	*	Somanetics Corp	131,346
11,566	*	SonoSite, Inc	306,036
21,708	*	Spectranetics Corp	139,148
47,947	*	Star Scientific, Inc	44,591
18,384	*	Stereotaxis, Inc	81,993
39,291		STERIS Corp	1,196,410
24,188	*	Symmetry Medical, Inc	250,830
7,786	*	Synovis Life Technologies, Inc	107,447
24,205	*	Teledyne Technologies, Inc	871,138
37,950	*	Thoratec Corp	1,148,746
8,829	*	Trans1, Inc	42,467
1,998		Utah Medical Products, Inc	58,581
19,374	*	Varian, Inc	989,236
10,961	*	Vascular Solutions, Inc	90,647
21,696	*	Veeco Instruments, Inc	505,951
9,659	*	Vital Images, Inc	120,931
53,521	*	Vivus, Inc	559,294
32,638	*	Volcano Corp	548,971
25,560	*	Wright Medical Group, Inc	456,502
17,465	*	X-Rite, Inc	35,105
3,680		Young Innovations, Inc	96,821
14,241	*	Zoll Medical Corp	306,466
9,498	*	Zygo Corp	64,396

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	35,248,112

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
14,032	*	Crawford & Co (Class B)	61,881
4,847		Life Partners Holdings, Inc	86,761
27,777	*	National Financial Partners Corp	242,216

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	390,858

INSURANCE CARRIERS - 3.93%
193,122		Ambac Financial Group, Inc	324,445
7,208	*	American Caresource Holdings, Inc	31,499
35,334		American Equity Investment Life Holding Co	248,045
6,678		American Physicians Capital, Inc	192,393
4,030		American Physicians Service Group, Inc	92,851
6,187	*	American Safety Insurance Holdings Ltd	97,755
35,542	*	AMERIGROUP Corp	787,966
12,759	*	Amerisafe, Inc	220,093
15,335		Amtrust Financial Services, Inc	174,972
20,828	*	Argo Group International Holdings Ltd	701,487
69,661		Assured Guaranty Ltd	1,352,816

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,597		Baldwin & Lyons, Inc (Class B)	$131,250
24,625	*	Catalyst Health Solutions, Inc	717,819
29,098	*	Centene Corp	551,116
22,390	*	Citizens, Inc (Class A)	141,953
11,362	*	CNA Surety Corp	184,064
126,290	*	Conseco, Inc	664,285
31,518		Delphi Financial Group, Inc (Class A)	713,252
7,835		Donegal Group, Inc (Class A)	120,972
4,714		Eastern Insurance Holdings, Inc	44,924
3,291		EMC Insurance Group, Inc	69,539
31,552		Employers Holdings, Inc	488,425
4,512	*	Enstar Group Ltd	280,962
8,727		FBL Financial Group, Inc (Class A)	169,566
11,085	*	First Acceptance Corp	29,930
9,642		First Mercury Financial Corp	128,431
25,716		Flagstone Reinsurance Holdings Ltd	290,076
4,747	*	Fpic Insurance Group, Inc	159,262
18,936	*	Greenlight Capital Re Ltd (Class A)	355,997
6,209	*	Hallmark Financial Services	49,982
8,893		Harleysville Group, Inc	281,463
33,091	*	Healthspring, Inc	405,365
26,252		Horace Mann Educators Corp	366,740
4,372		Independence Holding Co	25,707
9,217		Infinity Property & Casualty Corp	391,538
2,858		Kansas City Life Insurance Co	88,998
33,683		Maiden Holdings Ltd	244,875
31,170		Max Re Capital Ltd	666,103
38,849		Meadowbrook Insurance Group, Inc	287,483
3,497		Mercer Insurance Group, Inc	63,191
27,304	*	Metropolitan Health Networks, Inc	59,523
84,545	*	MGIC Investment Corp	626,478
8,932	*	Molina Healthcare, Inc	184,803
58,322		Montpelier Re Holdings Ltd	951,815
4,084		National Interstate Corp	71,470
1,523		National Western Life Insurance Co (Class A)	268,018
8,388	*	Navigators Group, Inc	461,340
3,256		NYMAGIC, Inc	56,199
78,934		Phoenix Cos, Inc	256,536
34,387		Platinum Underwriters Holdings Ltd	1,232,429
21,765	*	PMA Capital Corp (Class A)	123,843
49,028		PMI Group, Inc	208,369
14,232		Presidential Life Corp	147,444
13,826	*	Primus Guaranty Ltd	59,037
22,236	*	ProAssurance Corp	1,160,497
55,207		Radian Group, Inc	584,090
18,590	*	RadNet, Inc	48,148
12,529		RLI Corp	661,281
8,909		Safety Insurance Group, Inc	293,284
14,678	*	SeaBright Insurance Holdings, Inc	167,623
34,827		Selective Insurance Group, Inc	547,829
9,671		State Auto Financial Corp	173,401
11,610		Stewart Information Services Corp	143,616
27,325		Tower Group, Inc	666,457
9,273	*	Triple-S Management Corp (Class B)	155,508
24,744	*	United America Indemnity Ltd (Class A)	182,858
14,975		United Fire & Casualty Co	268,053

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,173	*	Universal American Financial Corp	$171,190
8,469		Universal Insurance Holdings, Inc	42,599
28,544	*	WellCare Health Plans, Inc	703,610
25,239		Zenith National Insurance Corp	779,885

		TOTAL INSURANCE CARRIERS	23,794,823

JUSTICE, PUBLIC ORDER AND SAFETY - 0.15%
9,507	*	China Fire & Security Group, Inc	182,534
34,559	*	Geo Group, Inc	697,055

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	879,589

LEATHER AND LEATHER PRODUCTS - 0.50%
56,600	*	CROCS, Inc	376,390
12,773	*	Genesco, Inc	307,446
47,931	*	Iconix Brand Group, Inc	597,700
10,511	*	Steven Madden Ltd	386,910
29,263	*	Timberland Co (Class A)	407,341
4,530		Weyco Group, Inc	103,737
33,052		Wolverine World Wide, Inc	821,011

		TOTAL LEATHER AND LEATHER PRODUCTS	3,000,535

LEGAL SERVICES - 0.04%
4,978	*	Pre-Paid Legal Services, Inc	252,882

		TOTAL LEGAL SERVICES	252,882

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.05%
6,604	*	Emergency Medical Services Corp (Class A)	307,086

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	307,086

LUMBER AND WOOD PRODUCTS - 0.26%
6,976		American Woodmark Corp	134,916
7,172		Deltic Timber Corp	328,262
70,070	*	Louisiana-Pacific Corp	467,367
4,606		Skyline Corp	103,911
12,966		Universal Forest Products, Inc	511,639

		TOTAL LUMBER AND WOOD PRODUCTS	1,546,095

METAL MINING - 0.62%
36,696	*	Allied Nevada Gold Corp	359,254
50,223	*	Coeur d’Alene Mines Corp	1,029,571
146,466	*	Hecla Mining Co	642,986
42,369	*	Paramount Gold and Silver Corp	58,046
49,205	*	Patriot Coal Corp	578,651
35,304	*	Rosetta Resources, Inc	518,616
20,384	*	ShengdaTech, Inc	129,642
27,633	*	Stillwater Mining Co	185,694
30,321	*	Uranerz Energy Corp	69,435
52,523	*	US Gold Corp	151,791

		TOTAL METAL MINING	3,723,686

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
4,053		Blyth, Inc	$156,973
43,324		Callaway Golf Co	329,696
22,669		Daktronics, Inc	194,273
18,868	*	Jakks Pacific, Inc	270,190
23,797	*	Leapfrog Enterprises, Inc	97,806
6,663		Marine Products Corp	36,846
3,480		Oil-Dri Corp of America	50,460
14,218	*	RC2 Corp	202,607
36,277	*	Shuffle Master, Inc	341,729
4,574	*	Steinway Musical Instruments, Inc	54,293

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,734,873

MISCELLANEOUS RETAIL - 1.36%
18,563	*	1-800-FLOWERS.COM, Inc (Class A)	64,042
12,736	*	ALLION HEALTHCARE,Inc	74,506
14,555		Big 5 Sporting Goods Corp	219,781
8,507	*	Blue Nile, Inc	528,455
4,668		Books-A-Million, Inc	56,203
33,506	*	Borders Group, Inc	104,204
11,329	*	Build-A-Bear Workshop, Inc	55,172
26,822	*	Cabela’s, Inc	357,805
19,960		Cash America International, Inc	601,994
39,228	*	CKX, Inc	263,220
38,580	*	Coldwater Creek, Inc	316,356
58,633	*	Drugstore.Com	142,478
30,556	*	Ezcorp, Inc (Class A)	417,395
8,140	*	Fuqi International, Inc	238,339
3,500	*	Gander Mountain Co	17,990
16,800	*	GSI Commerce, Inc	324,408
19,027	*	Hibbett Sports, Inc	346,862
26,822	*	HSN, Inc	436,662
17,777	*	Jo-Ann Stores, Inc	476,957
8,403	*	Kirkland’s, Inc	119,743
20,735		Nutri/System, Inc	316,416
51,275	*	OfficeMax, Inc	645,040
10,608	*	Overstock.com, Inc	155,619
6,267	*	PC Connection, Inc	34,092
7,335	*	PC Mall, Inc	50,318
10,799		Pricesmart, Inc	202,481
14,014	*	Shutterfly, Inc	233,053
7,374	*	Stamps.com, Inc	68,210
7,022		Systemax, Inc	85,177
19,806		World Fuel Services Corp	952,074
16,133	*	Zale Corp	115,351
13,662	*	Zumiez, Inc	224,193

		TOTAL MISCELLANEOUS RETAIL	8,244,596

MOTION PICTURES - 0.25%
9,512	*	Ascent Media Corp (Series A)	243,507
18,959	*	Avid Technology, Inc	267,132
7,404	*	Carmike Cinemas, Inc	74,854

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,791		Cinemark Holdings, Inc	$225,755
10,666	*	Gaiam, Inc (Class A)	74,449
28,478		National CineMedia, Inc	483,272
6,381	*	Rentrak Corp	113,965

		TOTAL MOTION PICTURES	1,482,934

NONDEPOSITORY INSTITUTIONS - 1.31%
30,938		Advance America Cash Advance Centers, Inc	173,253
188,593		American Capital Ltd	609,155
109,500		Apollo Investment Corp	1,045,726
65,587		Ares Capital Corp	722,769
8,176		BlackRock Kelso Capital Corp	60,666
19,688	*	Boise, Inc	103,953
1,240		California First National Bancorp	13,727
11,828	*	CompuCredit Corp	55,710
4,071	*	Credit Acceptance Corp	131,045
11,000	*	Cypress Sharpridge Investments, Inc	156,200
3,662	*	Doral Financial Corp	13,549
9,041	*	Encore Capital Group, Inc	121,601
2,508	*	ePlus, Inc	38,999
17,449		Financial Federal Corp	430,641
15,515	*	First Cash Financial Services, Inc	265,772
41,774	*	First Marblehead Corp	91,903
15,203		Gladstone Investment Corp	73,735
54,031	*	Heckmann Corp	247,462
22,911		Hercules Technology Growth Capital, Inc	224,986
16,032	*	Information Services Group, Inc	63,968
12,379		Kohlberg Capital Corp	74,645
43,971	*	MCG Capital Corp	184,238
9,746		Medallion Financial Corp	81,477
17,455	*	Mercadolibre, Inc	671,319
13,009	*	Nelnet, Inc (Class A)	161,832
16,129	*	NewStar Financial, Inc	53,064
14,067		NGP Capital Resources Co	102,126
37,966	*	Ocwen Financial Corp	429,775
14,269		PennantPark Investment Corp	115,722
9,760	*	Pennymac Mortgage Investment Trust	194,322
36,747	*	PHH Corp	729,060
17,949		TICC Capital Corp	90,463
4,303	*	Tree.com, Inc	32,488
4,851		Triangle Capital Corp	59,861
10,970	*	World Acceptance Corp	276,554

		TOTAL NONDEPOSITORY INSTITUTIONS	7,901,766

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
15,921		AMCOL International Corp	364,431
25,806	*	Cardium Therapeutics, Inc	41,806
43,067	*	General Moly, Inc	135,661
1,165	*	United States Lime & Minerals, Inc	41,847

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	583,745

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 2.76%
6,156		APCO Argentina, Inc	$141,096
8,085	*	Approach Resources, Inc	73,412
25,827	*	Arena Resources, Inc	916,858
22,977		Atlas America, Inc	621,987
23,642	*	ATP Oil & Gas Corp	422,955
15,686	*	Basic Energy Services, Inc	133,174
29,179		Berry Petroleum Co (Class A)	781,414
25,954	*	Bill Barrett Corp	851,031
51,686	*	Boots & Coots, Inc	83,214
56,111	*	Brigham Exploration Co	509,488
16,393	*	Bronco Drilling Co, Inc	107,374
30,264	*	Cal Dive International, Inc	299,311
18,864	*	Carrizo Oil & Gas, Inc	461,979
37,979	*	Cheniere Energy, Inc	111,278
3,975	*	Clayton Williams Energy, Inc	119,727
39,202	*	Complete Production Services, Inc	442,983
8,140	*	Contango Oil & Gas Co	415,628
4,736	*	CREDO Petroleum Corp	47,928
18,039	*	Cubic Energy, Inc	16,957
5,279	*	Dawson Geophysical Co	144,539
120,238	*	Delta Petroleum Corp	210,417
76,803	*	Endeavour International Corp	92,932
22,685	*	Energy Recovery, Inc	132,027
28,718	*	FX Energy, Inc	92,759
3,747	*	Geokinetics, Inc	79,436
4,907	*	Georesources, Inc	54,222
67,388	*	Global Industries Ltd	640,186
16,573	*	GMX Resources, Inc	260,362
16,557	*	Goodrich Petroleum Corp	427,336
17,535	*	Gulfport Energy Corp	153,256
22,243	*	Harvest Natural Resources, Inc	114,107
58,993	*	Hercules Offshore, Inc	289,656
719	*	Isramco, Inc	93,930
6,826		Kayne Anderson Energy Development Co	90,308
83,064	*	Key Energy Services, Inc	722,657
51,038	*	McMoRan Exploration Co	385,337
59,984	*	Newpark Resources, Inc	192,549
19,064	*	Northern Oil And Gas, Inc	160,138
131,260	*	Oilsands Quest, Inc	148,324
4,742		Panhandle Oil and Gas, Inc (Class A)	101,289
30,456	*	Parallel Petroleum Corp	96,546
78,403	*	Parker Drilling Co	428,080
30,503		Penn Virginia Corp	698,824
12,838	*	Petroleum Development Corp	239,557
29,404	*	Petroquest Energy, Inc	190,832
29,288	*	Pioneer Drilling Co	214,974
11,638	*	PowerSecure International, Inc	78,906
512	*	PrimeEnergy Corp	14,684
17,094	*	Rex Energy Corp	142,735
19,158		RPC, Inc	200,776
28,594	*	Stone Energy Corp	466,368
45,749	*	Sulphco, Inc	62,676
9,453	*	Superior Well Services, Inc	91,505
25,136	*	Swift Energy Co	595,220
42,599	*	Syntroleum Corp	115,017
50,580	*	Tetra Technologies, Inc	490,120
8,923	*	TGC Industries, Inc	43,277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,762		Toreador Resources Corp	$137,482
6,753	*	Union Drilling, Inc	51,593
39,338		Vaalco Energy, Inc	180,955
13,023	*	Venoco, Inc	149,895
22,956		W&T Offshore, Inc	268,815
39,750	*	Warren Resources, Inc	117,660
26,531	*	Willbros Group, Inc	404,067
8,016	*	Zion Oil & Gas, Inc	78,236

		TOTAL OIL AND GAS EXTRACTION	16,702,361

PAPER AND ALLIED PRODUCTS - 0.72%
26,109	*	Buckeye Technologies, Inc	280,150
32,632	*	Cenveo, Inc	225,813
27,647	*	Domtar Corporation	973,727
30,745		Glatfelter	352,953
76,180	*	Graphic Packaging Holding Co	175,976
13,292	*	Kapstone Paper and Packaging Corp	108,197
9,883		Neenah Paper, Inc	116,323
3,267	*	Orchids Paper Products Co	65,340
25,775		Rock-Tenn Co (Class A)	1,214,260
10,276		Schweitzer-Mauduit International, Inc	558,603
29,420		Wausau Paper Corp	294,200

		TOTAL PAPER AND ALLIED PRODUCTS	4,365,542

PERSONAL SERVICES - 0.49%
19,749	*	Coinstar, Inc	651,323
3,387		CPI Corp	42,236
12,309		G & K Services, Inc (Class A)	272,767
19,434		Jackson Hewitt Tax Service, Inc	99,113
7,756	*	Mac-Gray Corp	83,610
38,384		Regis Corp	594,952
62,554	*	Sally Beauty Holdings, Inc	444,759
9,848	*	Steiner Leisure Ltd	352,164
9,544		Unifirst Corp	424,231

		TOTAL PERSONAL SERVICES	2,965,155

PETROLEUM AND COAL PRODUCTS - 0.28%
5,952		Alon USA Energy, Inc	59,103
15,564	*	CVR Energy, Inc	193,616
8,888		Delek US Holdings, Inc	76,170
139,124	*	Gran Tierra Energy, Inc	578,756
4,856	*	Green Plains Renewable Energy, Inc	34,478
30,454	*	Headwaters, Inc	117,857
7,440		Quaker Chemical Corp	163,159
10,968		WD-40 Co	311,491
27,368	*	Western Refining, Inc	176,524

		TOTAL PETROLEUM AND COAL PRODUCTS	1,711,154

PRIMARY METAL INDUSTRIES - 1.09%
31,467		Belden CDT, Inc	726,887
13,643	*	Brush Engineered Materials, Inc	333,708
30,710	*	Century Aluminum Co	287,139

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,281		Encore Wire Corp	$274,358
10,688	*	Fushi Copperweld, Inc	90,420
10,461	*	General Steel Holdings, Inc	40,693
18,223		Gibraltar Industries, Inc	241,819
8,125	*	Haynes International, Inc	258,538
29,092	*	Horsehead Holding Corp	340,958
20,571		Matthews International Corp (Class A)	727,801
17,498	*	Metalico, Inc	72,967
25,092		Mueller Industries, Inc	598,946
6,240	*	Northwest Pipe Co	209,227
6,123		Olympic Steel, Inc	175,669
19,998	*	RTI International Metals, Inc	498,150
5,426	*	Sutor Technology Group Ltd	17,146
15,950		Texas Industries, Inc	669,741
19,959		Tredegar Corp	289,406
4,534	*	Universal Stainless & Alloy	82,746
31,357	*	Uranium Energy Corp	92,503
40,708		Worthington Industries, Inc	565,841

		TOTAL PRIMARY METAL INDUSTRIES	6,594,663

PRINTING AND PUBLISHING - 0.72%
36,928	*	ACCO Brands Corp	266,620
26,492		American Greetings Corp (Class A)	590,771
61,079		Belo (A.H.) Corp (Class A)	330,437
25,516		Bowne & Co, Inc	196,473
18,245	*	China Information Security Technology, Inc	101,077
6,710	*	Consolidated Graphics, Inc	167,415
6,805		Courier Corp	103,096
5,065		CSS Industries, Inc	100,135
20,446	*	Dolan Media Co	245,148
17,504		Ennis, Inc	282,340
17,446		EW Scripps Co (Class A)	130,845
24,131		Harte-Hanks, Inc	333,732
28,910		Journal Communications, Inc (Class A)	106,389
16,198	*	Martha Stewart Living Omnimedia, Inc (Class A)	101,399
6,899		Multi-Color Corp	106,452
14,583	*	Playboy Enterprises, Inc (Class B)	44,041
14,824		Primedia, Inc	37,356
9,483		Schawk, Inc (Class A)	110,667
15,219		Scholastic Corp	370,430
11,932		Standard Register Co	70,160
31,785	*	Valassis Communications, Inc	568,316

		TOTAL PRINTING AND PUBLISHING	4,363,299

RAILROAD TRANSPORTATION - 0.12%
24,874	*	Genesee & Wyoming, Inc (Class A)	754,180

		TOTAL RAILROAD TRANSPORTATION	754,180

REAL ESTATE - 0.25%
1,270	*	American Realty Investors, Inc	14,694
15,685	*	China Housing & Land Development, Inc	60,387
3,657		Consolidated-Tomoka Land Co	140,063
17,867		DuPont Fabros Technology, Inc	238,167

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,209	*	Forestar Real Estate Group, Inc	$415,911
7,620	*	Government Properties Income Trust	182,956
13,544	*	LoopNet, Inc	122,438
11,659	*	Reading International, Inc	47,918
54,307		Stewart Enterprises, Inc (Class A)	284,026

		TOTAL REAL ESTATE	1,506,560

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.93%
15,885		A. Schulman, Inc	316,588
3,561	*	AEP Industries, Inc	142,084
39,842		Cooper Tire & Rubber Co	700,422
8,860	*	Deckers Outdoor Corp	751,771
13,088	*	Metabolix, Inc	134,545
22,403	*	Skechers U.S.A., Inc (Class A)	383,987
20,630		Spartech Corp	222,185
23,655		Titan International, Inc	210,530
10,394	*	Trex Co, Inc	189,171
42,087		Tupperware Corp	1,680,113
22,018		West Pharmaceutical Services, Inc	894,151

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC
		PRODUCTS	5,625,547

SECURITY AND COMMODITY BROKERS - 1.70%
34,686	*	Broadpoint Securities Group, Inc	289,281
13,195		Calamos Asset Management, Inc (Class A)	172,327
11,632		Cohen & Steers, Inc	279,168
1,565		Diamond Hill Investment Group, Inc	90,723
10,961		Duff & Phelps Corp	210,013
979,302	*	E*Trade Financial Corp	1,713,778
8,562		Epoch Holding Corp	74,918
7,034		Evercore Partners, Inc (Class A)	205,533
12,183	*	FBR Capital Markets Corp	72,245
18,924	*	FCStone Group, Inc	91,214
18,848		Fifth Street Finance Corp	206,009
4,948		GAMCO Investors, Inc (Class A)	226,124
43,874		GFI Group, Inc	317,209
3,017	*	International Assets Holding Corp	49,811
9,881		JMP Group, Inc	95,450
23,552	*	KBW, Inc	758,845
62,480	*	Knight Capital Group, Inc (Class A)	1,358,940
37,492	*	LaBranche & Co, Inc	127,473
21,462	*	MarketAxess Holdings, Inc	258,617
65,042	*	MF Global Ltd	472,855
6,396		Oppenheimer Holdings, Inc	155,743
28,525		optionsXpress Holdings, Inc	492,912
13,176	*	Penson Worldwide, Inc	128,334
13,306	*	Piper Jaffray Cos	634,962
4,963	*	Pzena Investment Management, Inc (Class A)	40,548
12,991		Sanders Morris Harris Group, Inc	76,777
20,052	*	Stifel Financial Corp	1,100,855
16,266		SWS Group, Inc	234,230
67	m	Teton Advisors, Inc	0
14,028	*	Thomas Weisel Partners Group, Inc	74,910
8,706		US Global Investors, Inc (Class A)	107,345

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

883		Value Line, Inc	$27,258
3,779		Westwood Holdings Group, Inc	131,131

		TOTAL SECURITY AND COMMODITY BROKERS	10,275,538

SOCIAL SERVICES - 0.07%
15,169	*	Capital Senior Living Corp	92,531
2,755	*	Nobel Learning Communities, Inc	25,842
7,466	*	Providence Service Corp	87,054
16,687	*	Res-Care, Inc	237,122

		TOTAL SOCIAL SERVICES	442,549

SPECIAL TRADE CONTRACTORS - 0.63%
2,355		Alico, Inc	69,213
19,780	*	AsiaInfo Holdings, Inc	395,007
15,153		Chemed Corp	665,065
26,014		Comfort Systems USA, Inc	301,502
26,211	*	Dycom Industries, Inc	322,395
44,234	*	EMCOR Group, Inc	1,120,006
26,242	*	Insituform Technologies, Inc (Class A)	502,272
5,103	*	Integrated Electrical Services, Inc	41,079
13,146	*	Layne Christensen Co	421,329

		TOTAL SPECIAL TRADE CONTRACTORS	3,837,868

STONE, CLAY, AND GLASS PRODUCTS - 0.25%
18,893		Apogee Enterprises, Inc	283,773
15,684	*	Cabot Microelectronics Corp	546,744
13,036		CARBO Ceramics, Inc	672,006
22,328	*	US Concrete, Inc	38,627

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,541,150

TEXTILE MILL PRODUCTS - 0.13%
18,282		Albany International Corp (Class A)	354,670
32,660		Interface, Inc (Class A)	271,078
8,475		Oxford Industries, Inc	166,958

		TOTAL TEXTILE MILL PRODUCTS	792,706

TOBACCO PRODUCTS - 0.18%
16,686		Universal Corp	697,808
26,247		Vector Group Ltd	408,926

		TOTAL TOBACCO PRODUCTS	1,106,734

TRANSPORTATION BY AIR - 1.09%
7,342	*	Air Methods Corp	239,129
37,738	*	Air Transport Services Group, Inc	130,573
80,289	*	Airtran Holdings, Inc	501,806
24,401	*	Alaska Air Group, Inc	653,703
10,255	*	Allegiant Travel Co	390,613
11,556	*	Atlas Air Worldwide Holdings, Inc	369,445
19,696	*	Bristow Group, Inc	584,774

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,872	*	Hawaiian Holdings, Inc	$288,043
168,720	*	JetBlue Airways Corp	1,008,946
8,978	*	PHI, Inc	182,074
22,455	*	Republic Airways Holdings, Inc	209,505
37,395		Skywest, Inc	620,009
96,968		UAL Corp	894,045
107,440	*	US Airways Group, Inc	504,968

		TOTAL TRANSPORTATION BY AIR	6,577,633

TRANSPORTATION EQUIPMENT - 1.91%
14,751		A.O. Smith Corp	562,013
26,138	*	AAR Corp	573,468
8,983	*	Aerovironment, Inc	252,332
29,026		American Axle & Manufacturing Holdings, Inc	205,504
6,079		American Railcar Industries, Inc	64,498
14,659	*	Amerigon, Inc (Class A)	107,744
49,724		ArvinMeritor, Inc	388,842
13,348	*	ATC Technology Corp	263,756
59,280		Brunswick Corp	710,174
34,216		Clarcor, Inc	1,073,015
17,082	*	Cogo Group, Inc	104,542
67,267	*	Dana Holding Corp	458,088
7,673	*	Dorman Products, Inc	115,248
7,062		Ducommun, Inc	133,542
32,918		Federal Signal Corp	236,680
47,262	*	Force Protection, Inc	258,051
8,055		Freightcar America, Inc	195,737
8,455	*	Fuel Systems Solutions, Inc	304,295
33,895	*	GenCorp, Inc	181,677
5,897	*	GenTek, Inc	224,322
10,954		Greenbrier Cos, Inc	128,271
16,174		Group 1 Automotive, Inc	434,272
15,481		Heico Corp	671,256
17,326		Kaman Corp	380,825
5,930	*	LMI Aerospace, Inc	59,478
6,785	*	Miller Industries, Inc	74,635
37,906	*	Orbital Sciences Corp	567,453
20,576		Polaris Industries, Inc	839,090
4,338		Portec Rail Products, Inc	41,168
21,919		Spartan Motors, Inc	112,664
10,583	*	Standard Motor Products, Inc	160,862
15,629		Superior Industries International, Inc	221,932
31,756	*	Tenneco, Inc	414,098
3,887	*	Todd Shipyards Corp	63,902
11,155		Triumph Group, Inc	535,328
19,679	*	Winnebago Industries, Inc	289,478
9,938	*	Wonder Auto Technology, Inc	119,256

		TOTAL TRANSPORTATION EQUIPMENT	11,527,496

TRANSPORTATION SERVICES - 0.25%
12,470		Ambassadors Group, Inc	195,156
6,574	*	Dynamex, Inc	107,353
24,882	*	Hub Group, Inc (Class A)	568,554
26,714	*	Interval Leisure Group, Inc	333,391

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,018	*	Orbitz Worldwide, Inc	$154,611
23,019		Pacer International, Inc	88,853
5,929	*	Universal Travel Group	76,484

		TOTAL TRANSPORTATION SERVICES	1,524,402

TRUCKING AND WAREHOUSING - 0.56%
17,095		Arkansas Best Corp	511,824
14,955	*	Celadon Group, Inc	169,141
19,548		Forward Air Corp	452,536
33,890		Heartland Express, Inc	488,016
10,384	*	Marten Transport Ltd	177,151
18,206	*	Old Dominion Freight Line	554,008
1,003	*	Patriot Transportation Holding, Inc	75,727
9,119	*	Saia, Inc	146,634
4,016		Universal Truckload Services, Inc	66,304
5,268	*	USA Truck, Inc	66,904
28,504		Werner Enterprises, Inc	531,030
38,943	*	YRC Worldwide, Inc	173,296

		TOTAL TRUCKING AND WAREHOUSING	3,412,571

WATER TRANSPORTATION - 0.69%
6,103	*	American Commercial Lines, Inc	177,719
33,566		DHT Maritime, Inc	126,208
41,219	*	Eagle Bulk Shipping, Inc	211,453
17,389		Genco Shipping & Trading Ltd	361,343
32,935		General Maritime Corp	254,917
21,733		Golar LNG Ltd	240,367
15,373	*	Gulfmark Offshore, Inc	503,312
20,789		Horizon Lines, Inc (Class A)	132,010
15,405	*	Hornbeck Offshore Services, Inc	424,562
3,745		International Shipholding Corp	115,383
11,563		Knightsbridge Tankers Ltd	150,782
28,522		Nordic American Tanker Shipping	843,682
35,927	*	Odyssey Marine Exploration, Inc	66,824
29,392		Ship Finance International Ltd	361,228
9,040	*	TBS International Ltd (Class A)	78,648
7,060		Teekay Tankers Ltd (Class A)	58,951
15,471	*	Ultrapetrol Bahamas Ltd	76,117

		TOTAL WATER TRANSPORTATION	4,183,506

WHOLESALE TRADE-DURABLE GOODS - 1.75%
10,306		Agilysys, Inc	67,917
28,399		Applied Industrial Technologies, Inc	600,923
31,359		Barnes Group, Inc	535,925
30,461	*	Beacon Roofing Supply, Inc	486,767
7,904	*	Bluelinx Holdings, Inc	31,695
9,067	*	Cardtronics, Inc	70,904
11,229		Castle (A.M.) & Co	111,616
8,990	*	Chindex International, Inc	113,094
4,130		Communications Systems, Inc	48,238
20,637	*	Conceptus, Inc	382,610
13,438	*	DemandTec, Inc	118,658
16,814	*	Digi International, Inc	143,255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,340	*	Drew Industries, Inc	$267,655
4,040		Eastern Co	64,236
17,162	*	Hansen Medical, Inc	60,067
11,908		Houston Wire & Cable Co	131,583
30,968	*	Insight Enterprises, Inc	378,119
21,948	*	Interline Brands, Inc	369,824
38,328		Knight Transportation, Inc	643,144
2,812		Lawson Products, Inc	48,957
9,689	*	MedAssets, Inc	218,681
18,727	*	Merge Healthcare, Inc	76,968
7,274	*	MWI Veterinary Supply, Inc	290,596
27,993		Owens & Minor, Inc	1,266,683
32,899		PEP Boys - Manny Moe & Jack	321,423
31,239		Pool Corp	694,131
39,904	*	PSS World Medical, Inc	871,104
46,715		Solera Holdings, Inc	1,453,304
5,825		Sport Supply Group, Inc	59,357
3,616	*	Titan Machinery, Inc	45,272
31,163	*	TomoTherapy, Inc	134,936
21,002	*	Tyler Technologies, Inc	358,924
9,685	*	West Marine, Inc	76,124
2,921	*	Willis Lease Finance Corp	39,930

		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,582,620

WHOLESALE TRADE-NONDURABLE GOODS - 1.61%
16,862		Aceto Corp	111,289
37,862	*	Akorn, Inc	51,871
58,538	*	Alliance One International, Inc	262,250
12,301		Andersons, Inc	432,995
44,722	*	Bare Escentuals, Inc	531,745
25,966	*	BioScrip, Inc	175,530
21,851	*	BMP Sunstone Corp	88,934
7,664	*	Clearwater Paper Corp	316,753
6,556	*	Core-Mark Holding Co, Inc	187,502
27,550	*	Fresh Del Monte Produce, Inc	622,906
26,452	*	Hain Celestial Group, Inc	507,085
5,127		Kenneth Cole Productions, Inc (Class A)	51,424
17,681		K-Swiss, Inc (Class A)	155,416
11,667	*	LSB Industries, Inc	181,655
35,011		Men’s Wearhouse, Inc	864,772
21,276		Myers Industries, Inc	229,143
8,656		Nash Finch Co	236,655
33,398		Nu Skin Enterprises, Inc (Class A)	618,865
6,602	*	Perry Ellis International, Inc	105,896
7,589		Schiff Nutrition International, Inc	39,539
12,692	*	School Specialty, Inc	301,054
15,007		Spartan Stores, Inc	212,049
12,141	*	Synutra International, Inc	166,453
24,121	*	Tractor Supply Co	1,167,938
28,860	*	United Natural Foods, Inc	690,331
16,027	*	United Stationers, Inc	763,045
12,730	*	Volcom, Inc	209,790
14,562		Zep, Inc	236,633
13,292	*	Zhongpin, Inc	195,658

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	9,715,176

		TOTAL COMMON STOCKS	602,866,736

		(Cost $655,981,887)

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - –%**
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
4	m	GreenHunter Energy, Inc	$0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $-)

		TOTAL PORTFOLIO - 99.67%	602,866,736
		(Cost $655,981,887)
		OTHER ASSETS AND LIABILITIES, NET - 0.33%	1,996,072

		NET ASSETS - 100.00%	$604,862,808

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	b	In bankruptcy.
	m	Indicates a security that has been deemed illiquid.
	d	All or a portion of these securities have been segregated by the custodian to cover margin on futures contracts in the amount of $4,059.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.70%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.02%
5,463		Bureau Veritas S.A.	$308,259

		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	308,259

AMUSEMENT AND RECREATION SERVICES - 0.47%
44,344		Aristocrat Leisure Ltd	205,381
71,563		Ladbrokes plc	214,327
6,232		Lottomatica S.p.A.	139,621
11,800		Nintendo Co Ltd	3,023,450
26,731		OPAP S.A.	689,238
6,000		Oriental Land Co Ltd	422,436
21,900		Sega Sammy Holdings, Inc	284,957
60,717		Sky City Entertainment Group Ltd	142,512
66,970		TABCORP Holdings Ltd	421,247
138,105		Tattersall’s Ltd	309,464

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,852,633

APPAREL AND ACCESSORY STORES - 0.48%
50,973		Burberry Group plc	410,164
5,700		Fast Retailing Co Ltd	721,350
60,673		Hennes & Mauritz AB (B Shares)	3,407,300
25,442		Inditex S.A.	1,459,809

		TOTAL APPAREL AND ACCESSORY STORES	5,998,623

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
6,113		Hermes International	902,149
14,000		Onward Kashiyama Co Ltd	104,183
2,500		Shimamura Co Ltd	245,363

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,251,695

AUTO REPAIR, SERVICES AND PARKING - 0.47%
236,833		Standard Chartered plc	5,836,392

		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,836,392

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
280,835		Kingfisher plc	955,531

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	955,531

BUSINESS SERVICES - 1.95%
14,143		Adecco S.A.	751,982
5,934		Atos Origin S.A.	299,581
24,719	*	Autonomy Corp plc	643,532
51,123		Computershare Ltd	503,324
7,460		Dassault Systemes S.A.	415,813

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

31		Dena Co Ltd	$85,646
20,300		Dentsu, Inc	472,645
120,459		Experian Group Ltd	1,013,574
220,000		Fujitsu Ltd	1,438,644
12,537		Gestevision Telecinco S.A.	158,143
144,187		Group 4 Securicor plc	508,334
2,880		Hakuhodo DY Holdings, Inc	156,890
13,031		Indra Sistemas S.A.	324,934
7,740		JC Decaux S.A.	167,630
20,900		JSR Corp	428,408
10,600		Konami Corp	216,098
6,830		Mitsubishi UFJ Lease & Finance Co Ltd	206,197
228,000		NEC Corp	716,270
11,800		Nomura Research Institute Ltd	280,655
144		NTT Data Corp	461,365
920		Obic Co Ltd	155,682
4,500		Oracle Corp Japan	200,524
1,900		Otsuka Corp	113,663
13,597		Publicis Groupe S.A.	545,381
838		Rakuten, Inc	558,262
11,999		Randstad Holdings NV	518,246
150,004		Sage Group plc	559,528
101,712		SAP AG.	4,953,399
24,500		Secom Co Ltd	1,233,666
35,958		Securitas AB (B Shares)	347,131
536		SGS S.A.	721,529
3,416		Societe Des Autoroutes Paris-Rhin-Rhone	260,288
90,400		Softbank Corp	1,986,956
7,000		Square Enix Co Ltd	189,495
12,000		Trend Micro, Inc	447,836
14,354		United Internet AG.	216,561
2,640		USS Co Ltd	157,344
145,681		WPP plc	1,250,245
1,702		Yahoo! Japan Corp	578,299

		TOTAL BUSINESS SERVICES	24,243,700

CHEMICALS AND ALLIED PRODUCTS - 9.42%
12,215	*	Actelion Ltd	758,502
29,509		Air Liquide	3,357,398
145,000		Asahi Kasei Corp	738,205
52,800		Astellas Pharma, Inc	2,170,467
171,225		AstraZeneca plc	7,672,962
109,675		BASF AG.	5,811,444
11,350		Beiersdorf AG.	666,520
7,428		Christian Dior S.A.	733,709
26,858		Chugai Pharmaceutical Co Ltd	555,621
71,082		CSL Ltd	2,098,227
35,000		Daicel Chemical Industries Ltd	211,330
81,600		Daiichi Sankyo Co Ltd	1,684,452
76,000		Dainippon Ink and Chemicals, Inc	108,372
19,000		Dainippon Sumitomo Pharma Co Ltd	207,219
18,042		DSM NV	753,770

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

29,300		Eisai Co Ltd	$1,103,259
57,504	*	Elan Corp plc	412,411
633		Eramet	219,672
970		Givaudan S.A.	727,289
615,268		GlaxoSmithKline plc	12,089,566
15,017		Grifols S.A.	286,006
6,706		H Lundbeck A/s	139,075
15,233		Henkel KGaA	553,490
20,742		Henkel KGaA (Preference)	892,979
7,800		Hisamitsu Pharmaceutical Co, Inc	316,293
185,252		Incitec Pivot Ltd	462,505
2,796		Ipsen	153,146
25,000		Kansai Paint Co Ltd	194,953
64,000		Kao Corp	1,582,800
40,500		Kuraray Co Ltd	442,155
30,000		Kyowa Hakko Kogyo Co Ltd	379,992
17,816		Linde AG.	1,931,342
5,860		Lonza Group AG.	638,985
28,487		L’Oreal S.A.	2,832,592
16,600		Mediceo Paltac Holdings Co Ltd	233,563
7,526		Merck KGaA	748,345
154,000		Mitsubishi Chemical Holdings Corp	639,915
45,000		Mitsubishi Gas Chemical Co, Inc	244,639
17,000		Nissan Chemical Industries Ltd	245,062
250,516		Novartis AG.	12,534,260
53,123		Novo Nordisk AS (Class B)	3,326,029
5,338		Novozymes AS (B Shares)	502,367
19,693		Nufarm Ltd	197,185
10,100		Ono Pharmaceutical Co Ltd	525,450
9,414		Orion Oyj (Class B)	173,577
71,711		Reckitt Benckiser Group plc	3,504,622
83,236		Roche Holding AG.	13,453,661
124,731		Sanofi-Aventis	9,153,627
8,600		Santen Pharmaceutical Co Ltd	316,159
48,600		Shin-Etsu Chemical Co Ltd	2,988,604
35,000		Shionogi & Co Ltd	828,552
68,861		Shire Ltd	1,192,945
41,000		Shiseido Co Ltd	714,811
144,000		Showa Denko KK	293,567
6,770		Solvay S.A.	702,893
184,000		Sumitomo Chemical Co Ltd	766,624
11,406		Syngenta AG.	2,620,639
18,000		Taisho Pharmaceutical Co Ltd	363,950
34,000		Taiyo Nippon Sanso Corp	404,902
89,200		Takeda Pharmaceutical Co Ltd	3,716,460
29,000		Tanabe Seiyaku Co Ltd	386,710
33,000		Tokuyama Corp	241,898
160,000		Toray Industries, Inc	969,643
58,000		Tosoh Corp	146,672
7,000		Tsumura & Co	252,660
120,000		UBE Industries Ltd	315,490
11,645		UCB S.A.	491,454

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,853		Wacker Chemie AG.	$289,028
22,285		Yara International ASA	701,410

		TOTAL CHEMICALS AND ALLIED PRODUCTS	117,074,081

COMMUNICATIONS - 6.04%
19,283		Belgacom S.A.	751,157
132,054		British Sky Broadcasting plc	1,206,107
918,181		BT Group plc	1,907,610
303,012		Cable & Wireless plc	694,912
43,676		Carphone Warehouse Group plc	133,459
334,288		Deutsche Telekom AG.	4,564,049
15,865		Elisa Oyj (Series A)	325,489
11,715		Eutelsat Communications	356,063
216,475		France Telecom S.A.	5,766,952
57		Fuji Television Network, Inc	93,344
29,131		Hellenic Telecommunications Organization S.A.	481,706
2,900		Hikari Tsushin, Inc	63,353
2,063		Iliad Sa	232,454
278		Jupiter Telecommunications Co	268,817
350		KDDI Corp	1,972,929
7,207		M6-Metropole Television	189,518
81,607		Mediaset S.p.A.	570,825
3,448		Mobistar S.A.	238,608
62,100		Nippon Telegraph & Telephone Corp	2,877,915
1,836		NTT DoCoMo, Inc	2,933,018
432,000		PCCW Ltd	112,598
66,189		Portugal Telecom SGPS S.A.	700,765
201,829		Royal KPN NV	3,347,750
32,622		SES Global S.A.	739,929
931,403		Singapore Telecommunications Ltd	2,148,908
13,026		Societe Television Francaise 1	228,930
69,000		StarHub Ltd	106,293
2,799		Swisscom AG.	1,001,379
36,379		Tele2 AB (B Shares)	482,698
227,052		Telecom Corp of New Zealand Ltd	436,179
704,306		Telecom Italia RSP	865,742
1,178,932		Telecom Italia S.p.A.	2,068,502
501,810		Telefonica S.A.	13,845,663
37,762		Telekom Austria AG.	680,791
97,654		Telenor ASA	1,131,049
33,000		Television Broadcasts Ltd	142,218
265,969		TeliaSonera AB	1,747,349
535,337		Telstra Corp Ltd	1,544,337
3,700		Tokyo Broadcasting System, Inc	62,941
136,147		Vivendi Universal S.A.	4,212,730
6,214,565		Vodafone Group plc	13,924,404

		TOTAL COMMUNICATIONS	75,159,440

DEPOSITORY INSTITUTIONS - 15.27%
39,000		77 Bank Ltd	222,448
42,127		Alpha Bank S.A.	776,746
67,097	*,m	Anglo Irish Bank Corp plc	21,306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

84,000		Aozora Bank Ltd	$121,651
275,935	*	Australia & New Zealand Banking Group Ltd	5,937,253
75,946		Banca Carige S.p.A.	226,716
910,269	*	Banca Intesa S.p.A.	4,026,095
108,367		Banca Intesa S.p.A. RSP	384,950
257,602		Banca Monte dei Paschi di Siena S.p.A.	551,118
45,096		Banca Popolare di Milano	343,154
66,419		Banche Popolari Unite Scpa	1,019,567
423,351		Banco Bilbao Vizcaya Argentaria S.A.	7,514,659
293,997		Banco Comercial Portugues S.A.	434,953
102,398		Banco de Sabadell S.A.	757,461
27,929		Banco de Valencia S.A.	261,976
65,897		Banco Espirito Santo S.A.	467,687
75,420		Banco Popolare Scarl	723,448
101,921		Banco Popular Espanol S.A.	1,021,650
968,782		Banco Santander Central Hispano S.A.	15,594,326
173,647		Bank of East Asia Ltd	627,366
39,000		Bank of Kyoto Ltd	358,436
143,000		Bank of Yokohama Ltd	700,941
32,509		Bankinter S.A.	410,309
1,309,417		Barclays plc	7,742,792
40,809		Bendigo Bank Ltd	338,416
99,349		BNP Paribas	7,937,871
441,500		BOC Hong Kong Holdings Ltd	968,445
89,000		Chiba Bank Ltd	551,262
20,000		Chugoku Bank Ltd	253,328
86,059		Commerzbank AG.	1,091,221
179,914		Commonwealth Bank of Australia	8,213,764
105,791		Credit Agricole S.A.	2,210,675
54,121		Danske Bank AS	1,417,643
202,500		DBS Group Holdings Ltd	1,909,062
70,411		Deutsche Bank AG.	5,403,716
10,308	*	Deutsche Postbank AG.	364,585
62,359		Dexia	574,894
86,863		DNB NOR Holding ASA	1,006,065
38,137		EFG Eurobank Ergasias S.A.	599,933
21,197		Erste Bank der Oesterreichischen Sparkassen AG.	947,308
264,775	*	Fortis	1,240,254
91,000		Fukuoka Financial Group, Inc	378,132
46,000		Gunma Bank Ltd	253,150
50,000		Hachijuni Bank Ltd	278,505
90,300		Hang Seng Bank Ltd	1,301,477
57,000		Hiroshima Bank Ltd	235,582
144,000		Hokuhoku Financial Group, Inc	336,880
2,052,922		HSBC Holdings plc	23,491,099
232,828	*	ING Groep NV	4,156,645
50,485		Investec plc	369,527
30,000		Iyo Bank Ltd	270,707
78,000		Joyo Bank Ltd	383,201
24,907		Julius Baer Holding AG.	1,243,788
1,929,659		Lloyds TSB Group plc	3,197,991
54,720		Mediobanca S.p.A.	747,895

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,103,680		Mitsubishi UFJ Financial Group, Inc	$5,926,294
121,000		Mitsui Trust Holdings, Inc	448,872
1,498,900		Mizuho Financial Group, Inc	2,972,252
182,000		Mizuho Trust & Banking Co Ltd	192,614
226,885		National Australia Bank Ltd	6,156,857
72,388		National Bank of Greece S.A.	2,595,258
108,996		Natixis	657,137
75,000		Nishi-Nippon City Bank Ltd	189,662
385,074		Nordea Bank AB	3,877,613
18,869		OKO Bank (Class A)	215,373
293,520		Oversea-Chinese Banking Corp	1,635,702
35,700		Piraeus Bank S.A.	661,901
6,519		Raiffeisen International Bank Holding AG.	425,083
59,500		Resona Holdings, Inc	765,582
2,001,342		Royal Bank of Scotland Group plc	1,693,578
31,800	*	Sapporo Hokuyo Holdings, Inc	113,008
70		SEVEN BANK Ltd	173,119
127,000	*	Shinsei Bank Ltd	195,243
72,000		Shizuoka Bank Ltd	760,385
180,704		Skandinaviska Enskilda Banken AB (Class A)	1,218,285
55,184		Societe Generale	4,441,440
108,000		Sumitomo Mitsui Financial Group, Inc	3,765,833
169,000		Sumitomo Trust & Banking Co Ltd	898,045
151,189		Suncorp-Metway Ltd	1,184,405
24,000		Suruga Bank Ltd	226,993
58,828		Svenska Handelsbanken (A Shares)	1,502,060
59,531		Swedbank AB (A Shares)	567,869
421,077	*	UBS A.G. (Switzerland)	7,708,029
1,690,288	*	UniCredito Italiano S.p.A	6,604,195
144,000		United Overseas Bank Ltd	1,715,344
344,562		Westpac Banking Corp	7,979,279
20,000		Wing Hang Bank Ltd	196,773
24,000		Yamaguchi Financial Group, Inc	248,917

		TOTAL DEPOSITORY INSTITUTIONS	189,833,029

EATING AND DRINKING PLACES - 0.22%
11,504		Autogrill S.p.A.	139,052
214,834		Compass Group plc	1,312,578
7,600		McDonald’s Holdings Co Japan Ltd	151,975
11,996		Sodexho Alliance S.A.	718,674
19,815		Whitbread plc	385,075

		TOTAL EATING AND DRINKING PLACES	2,707,354

EDUCATIONAL SERVICES - 0.03%
8,800		Benesse Corp	431,349

		TOTAL EDUCATIONAL SERVICES	431,349

ELECTRIC, GAS, AND SANITARY SERVICES - 5.70%
131,273		A2A S.p.A.	257,988
10,118		ACEA S.p.A.	132,441
51,770		AGL Energy Ltd	624,329
1,796		Bkw Fmb Energie AG	155,805

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

610,621		Centrica plc	$2,455,276
79,400		Chubu Electric Power Co, Inc	1,928,279
32,600		Chugoku Electric Power Co, Inc	716,899
243,000		CLP Holdings Ltd	1,649,254
36,504		Contact Energy Ltd	151,852
41,877		Drax Group plc	315,555
225,226		E.ON AG.	9,551,350
23,588	*	EDP Renovaveis S.A.	259,399
15,400		Electric Power Development Co	488,086
28,134		Electricite de France	1,669,026
21,129		Enagas	441,525
775,831		Enel S.p.A.	4,924,413
202,322		Energias de Portugal S.A.	926,692
52,111		Fortum Oyj	1,336,015
26,502		Gas Natural SDG S.A.	585,603
142,848		Gaz de France	6,343,211
21,700		Hokkaido Electric Power Co, Inc	451,575
22,000		Hokuriku Electric Power Co	560,018
462,110		Hong Kong & China Gas Ltd	1,167,491
166,000		Hong Kong Electric Holdings Ltd	910,317
110,652		Iberdrola Renovables	544,060
432,652		Iberdrola S.A.	4,245,075
175,921		International Power plc	812,519
91,300		Kansai Electric Power Co, Inc	2,207,107
44,200		Kyushu Electric Power Co, Inc	1,002,028
288,300		National Grid plc	2,782,912
9,062		Oest Elektrizitatswirts AG. (Class A)	458,163
228,000		Osaka Gas Co Ltd	800,089
13,444		Public Power Corp	299,230
12,797		Red Electrica de Espana	654,865
49,429		RWE A.G.	4,590,903
4,535		RWE A.G. (Preference)	373,424
108,852		Scottish & Southern Energy plc	2,040,574
27,644		Severn Trent plc	428,760
21,500		Shikoku Electric Power Co, Inc	656,269
187,768		Snam Rete Gas S.p.A.	913,611
193,370		SP AusNet	150,973
31,391		Suez Environnement S.A.	717,061
153,027		Terna Rete Elettrica Nazionale S.p.A.	596,779
55,000		Toho Gas Co Ltd	251,212
50,100		Tohoku Electric Power Co, Inc	1,116,248
144,800		Tokyo Electric Power Co, Inc	3,798,853
271,000		Tokyo Gas Co Ltd	1,126,085
79,504		United Utilities Group plc	580,153
44,692		Veolia Environnement	1,712,826

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	70,862,178

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.97%
260,293		ABB Ltd	5,224,447
271,800	*	Alcatel S.A.	1,215,886
20,700	*	Elpida Memory, Inc	271,419
352,418		Ericsson (LM) (B Shares)	3,538,663

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

245,000	*	Foxconn International Holdings Ltd	$160,909
63,000		Fuji Electric Holdings Co Ltd	116,504
20,949		Gamesa Corp Tecnologica S.A.	469,339
47,000		GS Yuasa Corp	429,343
3,600		Hirose Electric Co Ltd	405,860
12,400		Hitachi Chemical Co Ltd	253,346
8,100		Hitachi High-Technologies Corp	169,372
411,000		Hitachi Ltd	1,263,700
48,000		Hoya Corp	1,133,627
14,900	*	Ibiden Co Ltd	554,403
128,449	*	Infineon Technologies AG.	724,608
116,238		Koninklijke Philips Electronics NV	2,830,410
19,100		Kyocera Corp	1,772,439
13,039		Legrand S.A.	362,722
3,400		Mabuchi Motor Co Ltd	173,096
231,100		Matsushita Electric Industrial Co Ltd	3,406,064
44,000		Matsushita Electric Works Ltd	525,951
9,063		Millicom International Cellular S.A.	661,718
41,000		Minebea Co Ltd	188,180
229,000		Mitsubishi Electric Corp	1,734,752
10,000		Mitsumi Electric Co Ltd	215,897
25,600		Murata Manufacturing Co Ltd	1,214,906
19,000		NGK Spark Plug Co Ltd	242,567
12,800		Nidec Corp	1,039,514
19,600		Nitto Denko Corp	600,457
443,417		Nokia Oyj	6,521,181
27,000		Omron Corp	509,530
38,429	*	Renewable Energy Corp AS	337,312
78,000		Ricoh Co Ltd	1,136,568
4,700		Rinnai Corp	222,002
11,800		Rohm Co Ltd	825,533
201,000	*	Sanyo Electric Co Ltd	476,945
118,000		Sharp Corp	1,311,914
8,400		Shinko Electric Industries	149,631
49,475		Smiths Group plc	702,524
118,700		Sony Corp	3,510,817
16,500		Stanley Electric Co Ltd	334,540
81,923		STMicroelectronics NV	771,920
14,100		Sumco Corp	320,437
13,600		TDK Corp	786,320
7,600	*	Toyota Boshoku Corp	149,943
13,900		Ushio, Inc	242,338
28,000		Yaskawa Electric Corp	202,128

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	49,411,682

ENGINEERING AND MANAGEMENT SERVICES - 0.37%
9,300		Aeon Mall Co Ltd	193,636
16,901		Cap Gemini S.A.	885,284
77,118		Capita Group plc	890,454
7,733		Fugro NV	446,589
25,000		JGC Corp	511,335
26,125		Petrofac Ltd	412,298

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

118,460		SembCorp Industries Ltd	$285,081
61,786		Serco Group plc	498,654
19,249		WorleyParsons Ltd	504,519

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,627,850

FABRICATED METAL PRODUCTS - 0.32%
174,400		Amcor Ltd	843,129
4,708		Geberit AG.	723,259
19,000		Hitachi Metals Ltd	194,519
30,300		JS Group Corp	531,638
104,417		Rexam plc	435,542
4,533		Salzgitter AG.	434,485
21,533		Ssab Svenskt Stal AB (Series A)	333,589
9,899		Ssab Svenskt Stal AB (Series B)	139,866
18,000		Toyo Seikan Kaisha Ltd	346,304

		TOTAL FABRICATED METAL PRODUCTS	3,982,331

FOOD AND KINDRED PRODUCTS - 4.56%
84,000		Ajinomoto Co, Inc	841,263
9,278	*	Aryzta AG.	376,026
46,200		Asahi Breweries Ltd	845,100
41,349		Associated British Foods plc	559,714
161,367		Cadbury plc	2,070,848
12,699		Carlsberg AS (Class B)	919,901
21,338		Coca Cola Hellenic Bottling Co S.A.	567,982
63,918		Coca-Cola Amatil Ltd	553,171
5,900		Coca-Cola West Japan Co Ltd	115,483
160,690		CSR Ltd	266,510
296,068		Diageo plc	4,542,349
796,647		Golden Agri-Resources Ltd	243,182
65,359		Groupe Danone	3,938,579
28,497		Heineken NV	1,313,792
85,121		InBev NV	3,886,949
7,500		Ito En Ltd	138,863
35,000		Kaneka Corp	251,490
16,334		Kerry Group plc (Class A)	467,267
98,000		Kirin Brewery Co Ltd	1,502,234
108		Lindt & Spruengli AG.	262,210
15		Lindt & Spruengli AG.	416,289
33,388		Lion Nathan Ltd	337,258
8,700	*	MEIJI Holdings Co Ltd	371,203
431,171		Nestle S.A.	18,373,550
21,000		Nippon Meat Packers, Inc	269,972
21,000		Nisshin Seifun Group, Inc	293,834
9,100		Nissin Food Products Co Ltd	349,747
144,700		Olam International Ltd	256,806
202,018		Parmalat S.p.A.	558,432
22,893		Pernod-Ricard S.A.	1,818,069
110,830		SABMiller plc	2,672,788
30,000		Sapporo Holdings Ltd	153,066
7,875		Suedzucker AG.	159,606
92,000		Swire Pacific Ltd (Class A)	1,081,438

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

11,000		Toyo Suisan Kaisha Ltd	$297,778
152,264		Unilever plc	4,326,600
163,000		Wilmar International Ltd	731,310
11,400		Yakult Honsha Co Ltd	304,161
14,000		Yamazaki Baking Co Ltd	189,651

		TOTAL FOOD AND KINDRED PRODUCTS	56,624,471

FOOD STORES - 1.73%
75,189		Carrefour S.A.	3,410,860
2,005		Colruyt S.A.	471,203
11,728		Delhaize Group	814,173
8,000		FamilyMart Co Ltd	257,561
140,070		Goodman Fielder Ltd	206,361
141,846		J Sainsbury plc	736,747
25,103		Jeronimo Martins SGPS S.A.	219,856
7,759		Kesko Oyj (B Shares)	260,009
144,067		Koninklijke Ahold NV	1,732,943
8,900		Lawson, Inc	413,446
91,000		Seven & I Holdings Co Ltd	2,179,580
932,537		Tesco plc	5,955,380
252,941		WM Morrison Supermarkets plc	1,120,952
146,192		Woolworths Ltd	3,772,389

		TOTAL FOOD STORES	21,551,460

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
63,153		Harvey Norman Holdings Ltd	239,568
4,550		Nitori Co Ltd	387,762
10,140		Yamada Denki Co Ltd	686,807

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,314,137

GENERAL BUILDING CONTRACTORS - 0.84%
17,285		ACS Actividades Cons y Servicios S.A.	901,478
38,328		AMEC plc	462,467
61,489		Balfour Beatty plc	316,425
16,694		Berkeley Group Holdings plc	236,381
51,000		Cheung Kong Infrastructure Holdings Ltd	182,283
9,400		Daito Trust Construction Co Ltd	410,494
60,000		Daiwa House Industry Co Ltd	628,307
4,617		Eiffage S.A.	294,169
67,162		Fletcher Building Ltd	405,012
4,959		Hochtief AG.	377,786
97,000		Kajima Corp	248,538
51,972		Lend Lease Corp Ltd	486,007
15,600	*	Leopalace21 Corp	125,301
75,000		Obayashi Corp	328,357
11,298		Sacyr Vallehermoso S.A.	213,853
51,000		Sekisui Chemical Co Ltd	296,574
59,000		Sekisui House Ltd	532,390
71,000		Shimizu Corp	279,207
47,452		Skanska AB (B Shares)	696,327
117,000		Taisei Corp	232,006
50,119		Vinci S.A.	2,835,385

		TOTAL GENERAL BUILDING CONTRACTORS	10,488,747

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

GENERAL MERCHANDISE STORES - 0.66%
75,700	Aeon Co Ltd	$724,406
40,280	Isetan Mitsukoshi Holdings Ltd	462,638
55,400	J Front Retailing Co Ltd	333,887
68,000	Keio Corp	464,368
188,000	Kintetsu Corp	726,742
84,000	Lifestyle International Holdings Ltd	127,246
184,939	Marks & Spencer Group plc	1,070,225
26,800	Marui Co Ltd	191,972
23,211	Next plc	664,737
74,000	Odakyu Electric Railway Co Ltd	667,744
9,126	PPR	1,169,722
36,000	Takashimaya Co Ltd	287,952
96,000	Tobu Railway Co Ltd	586,064
131,000	Tokyu Corp	627,527
21,300	UNY Co Ltd	159,456

	TOTAL GENERAL MERCHANDISE STORES	8,264,686

HEALTH SERVICES - 0.18%
1,588	BioMerieux	174,540
110,000	Fraser and Neave Ltd	310,013
23,608	Fresenius Medical Care AG.	1,175,626
42,083	Sonic Healthcare Ltd	527,555

	TOTAL HEALTH SERVICES	2,187,734

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.38%
33,114	Abertis Infraestructuras S.A.	751,573
3,206	Acciona S.A.	436,309
6,341	Boskalis Westminster	216,574
26,460	Bouygues S.A.	1,345,528
5,062	Fomento de Construcciones y Contratas S.A.	237,039
7,090	Grupo Ferrovial S.A.	339,163
31,062	Saipem S.p.A.	935,455
136,302	Transurban Group	493,007

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,754,648

HOLDING AND OTHER INVESTMENT OFFICES - 4.35%
110,987	3i Group plc	511,901
168,960	Ascendas Real Estate Investment Trust	231,493
214,863	CFS Gandel Retail Trust	381,000
555,234	DB RREEF Trust	413,904
3,383	Eurazeo	221,090
2,791	Fonciere Des Regions	325,062
1,034,657	GPT Group	625,250
9,351	Groupe Bruxelles Lambert S.A.	863,721
12,664	Heineken Holding NV	516,575
786,834	iShares MSCI EAFE Index Fund	43,039,821
3,600	Jafco Co Ltd	110,087
66	Japan Prime Realty Investment Corp	160,432
51	Japan Real Estate Investment Corp	417,022

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

40	*	Japan Retail Fund Investment Corp	$217,011
276,203		Macquarie Infrastructure Group	359,408
74,980		Marfin Investment Group S.A	322,582
4,118		Nationale A Portefeuille	224,049
60		Nippon Building Fund, Inc	535,398
33		Nomura Real Estate Office Fund, Inc	219,473
96,000		NWS Holdings Ltd	185,805
1,996		SBI Holdings, Inc	394,908
243,289		Westfield Group	2,983,351
164,875		Wharf Holdings Ltd	875,428

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	54,134,771

HOTELS AND OTHER LODGING PLACES - 0.21%
16,948		Accor S.A.	943,425
56,821		Crown Ltd	447,638
30,161		Intercontinental Hotels Group plc	391,640
146,947		Shangri-La Asia Ltd	276,827
49,239		Thomas Cook Group plc	182,800
64,437		TUI Travel plc	262,187
60,000		United Overseas Land Ltd	146,523

		TOTAL HOTELS AND OTHER LODGING PLACES	2,651,040

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.08%
39,929		Alfa Laval AB	468,516
23,874		Alstom RGPT	1,742,258
40,000		Amada Co Ltd	269,147
22,500		ASM Pacific Technology	159,531
50,831		ASML Holding NV	1,495,108
80,476		Atlas Copco AB (A Shares)	1,036,635
46,745		Atlas Copco AB (B Shares)	533,071
162,540		Brambles Ltd	1,158,614
25,300		Brother Industries Ltd	303,267
126,100		Canon, Inc	5,099,349
29,600		Casio Computer Co Ltd	241,707
34,000		Citizen Watch Co Ltd	191,277
27,900		Daikin Industries Ltd	1,003,921
30,593		Electrolux AB (Series B)	699,948
22,600		Fanuc Ltd	2,026,736
57,600		FUJIFILM Holdings Corp	1,726,107
17,908		GEA Group AG.	373,693
12,800		Hitachi Construction Machinery Co Ltd	274,780
47,854		Husqvarna AB (B Shares)	332,236
152,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	308,182
3,200		Itochu Techno-Science Corp	98,568
40,000		Japan Steel Works Ltd	459,867
112,600		Komatsu Ltd	2,109,879
17,868		Kone Oyj (Class B)	656,816
55,500		Konica Minolta Holdings, Inc	526,157
132,000		Kubota Corp	1,098,468
13,200		Kurita Water Industries Ltd	473,503
20,665	*	Logitech International S.A.	376,688
13,100		Makita Corp	415,919

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

356,000		Mitsubishi Heavy Industries Ltd	$1,348,410
53,000	*	NTN Corp	219,640
119,412		Sandvik AB	1,318,930
5,702		Schindler Holding AG.	390,936
2,355		Schindler Holding AG.	165,893
17,500		Seiko Epson Corp	262,407
46,657		SKF AB (B Shares)	732,848
6,500		SMC Corp	799,421
10,232		Solarworld AG.	248,552
67,000	*	Sumitomo Heavy Industries Ltd	326,920
20,400		Tokyo Electron Ltd	1,302,200
461,000		Toshiba Corp	2,418,884
25,200	*	Toyota Tsusho Corp	380,113
24,193	*	Vestas Wind Systems AS	1,748,946
9,755		Wartsila Oyj (B Shares)	390,849
27,500		Yokogawa Electric Corp	243,553
15,529		Zardoya Otis S.A.	337,002

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	38,295,452

INSTRUMENTS AND RELATED PRODUCTS - 1.18%
18,700		Advantest Corp	518,721
6,409		Cochlear Ltd	377,462
2,834		Coloplast AS (Class B)	237,046
24,020		Compagnie Generale d’Optique Essilor International S.A.	1,368,902
50,326		Finmeccanica S.p.A.	889,626
9,494		Fresenius AG (Preference)	555,582
3,552		Fresenius SE	174,699
23,260		Getinge AB (B Shares)	390,372
92,893		Invensys plc	432,159
5,000		Keyence Corp	1,068,345
14,526		Luxottica Group S.p.A.	376,242
38,000		Nikon Corp	695,104
41,000		Nippon Electric Glass Co Ltd	374,077
14,331		Nobel Biocare Holding AG.	474,335
25,600	*	Olympus Corp	678,750
5,379		Phonak Holding AG.	542,416
23,068	*	Qiagen NV	489,470
21,635		Safran S.A.	405,401
29,000		Shimadzu Corp	209,993
109,081		Smith & Nephew plc	977,108
888		Straumann Holding AG.	229,862
3,557		Swatch Group AG.	837,850
5,222		Swatch Group AG. Reg	237,341
7,377		Synthes, Inc	889,113
19,900		Terumo Corp	1,095,147
2,704	*	William Demant Holding	200,924

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	14,726,047

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
85,700		Millea Holdings, Inc	2,482,259
123,564		QBE Insurance Group Ltd	2,622,736
88,667		Unipol Gruppo Finanziario S.p.A.	134,552

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,239,547

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 3.90%
21,303		Admiral Group plc	$393,905
185,670	*	Aegon NV	1,576,132
59,000		Aioi Insurance Co Ltd	301,030
48,652		Alleanza Assicurazioni S.p.A	438,916
53,710		Allianz AG.	6,709,780
236,789		AMP Ltd	1,361,997
125,575		Assicurazioni Generali S.p.A.	3,441,826
325,622		Aviva plc	2,331,882
124,391		AXA Asia Pacific Holdings Ltd	479,554
186,308		AXA S.A.	5,043,721
5,800		Baloise Holding AG.	554,087
4,330		CNP Assurances	441,197
86,614		Corp Mapfre S.A.	387,464
8,795		Fondiaria-Sai S.p.A	184,944
265,683		Friends Provident Group plc	353,269
7,050	*	Hannover Rueckversicherung AG.	323,219
239,754		Insurance Australia Group Ltd	799,511
19,019	*	KBC Groep NV	955,314
26,954		Mediolanum S.p.A.	187,552
49,500		Mitsui Sumitomo Insurance Group Holdings, Inc	1,364,814
24,423		Muenchener Rueckver AG.	3,896,664
81,000		Nipponkoa Insurance Co Ltd	507,124
28,000		Nissay Dowa General Insurance Co Ltd	143,174
631,725		Old Mutual plc	1,009,592
299,919		Prudential plc	2,883,085
387,687		Royal & Sun Alliance Insurance Group plc	829,001
49,434		Sampo Oyj (A Shares)	1,244,958
19,583		SCOR	535,308
104,000		Sompo Japan Insurance, Inc	699,783
105		Sony Financial Holdings, Inc	301,671
258,339		Standard Life plc	904,174
3,653		Swiss Life Holding	432,170
41,000		Swiss Reinsurance Co	1,850,796
29,000		T&D Holdings, Inc	785,050
1,674	*	Topdanmark AS	253,056
2,666		TrygVesta A.S.	203,866
4,585		Wiener Staedtische Allgemeine Versicherung AG.	261,669
17,372		Zurich Financial Services AG.	4,132,199

		TOTAL INSURANCE CARRIERS	48,503,454

LEATHER AND LEATHER PRODUCTS - 0.35%
22,982		Adidas-Salomon AG.	1,216,422
28,959		LVMH Moet Hennessy Louis Vuitton S.A.	2,912,580
75,500		Yue Yuen Industrial Holdings	209,450

		TOTAL LEATHER AND LEATHER PRODUCTS	4,338,452

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.09%
27,260		Brisa-Auto Estradas de Portugal S.A.	268,466
209,000		ComfortDelgro Corp Ltd	238,874

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

51,000		Keihin Electric Express Railway Co Ltd	$432,362
35,000		Keisei Electric Railway Co Ltd	232,385

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,172,087

METAL MINING - 3.67%
285,939		Alumina Ltd	461,627
155,943		Anglo American plc	4,966,965
48,169		Antofagasta plc	584,673
397,367		BHP Billiton Ltd	13,226,521
261,705		BHP Billiton plc	7,143,611
8,448		Energy Resources of Australia Ltd	187,886
33,130		Eurasian Natural Resources Corp	464,078
22,950		Fresnillo plc	283,151
27,701		Kazakhmys plc	475,464
19,668		Lonmin PLC	526,179
56,910		Newcrest Mining Ltd	1,601,571
41,750		Orica Ltd	865,548
359,706		Oxiana Ltd	361,759
74,749	*	Paladin Resources Ltd	296,746
9,402		Randgold Resources Ltd	657,530
51,451		Rio Tinto Ltd	2,688,907
162,568		Rio Tinto plc	6,932,983
1,900		Sumitomo Titanium Corp	54,398
18,001		Vedanta Resources plc	547,173
226,355		Xstrata plc	3,337,139

		TOTAL METAL MINING	45,663,909

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
60,422		Compagnie Financiere Richemont S.A.	1,707,185
24,200		Namco Bandai Holdings, Inc	247,756
6,200		Sankyo Co Ltd	388,169
3,096		Societe BIC S.A.	220,184
18,600		Yamaha Corp	220,055

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,783,349

MISCELLANEOUS RETAIL - 0.36%
101,667		Home Retail Group	441,781
251,000		Hutchison Whampoa Ltd	1,812,046
13,460		Metro AG.	761,277
102,033		Origin Energy Ltd	1,469,020

		TOTAL MISCELLANEOUS RETAIL	4,484,124

MOTION PICTURES - 0.02%
12,600		Toho Co Ltd	213,497

		TOTAL MOTION PICTURES	213,497

NONDEPOSITORY INSTITUTIONS - 0.98%
5,060		Acom Co Ltd	77,903
9,200		Aeon Credit Service Co Ltd	92,651
64,377		Bank of Cyprus Public Co Ltd	489,871
18,800		Credit Saison Co Ltd	221,164

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

94,731		Criteria Caixacorp S.A.	$486,572
53,616		Investor AB (B Shares)	978,668
12,540		ORIX Corp	765,546
8,000		Promise Co Ltd	43,670
97,446		Siemens AG.	9,023,569

		TOTAL NONDEPOSITORY INSTITUTIONS	12,179,614

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
3,901		Imerys S.A.	223,860
17,657		K+S AG.	963,512

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,187,372

OIL AND GAS EXTRACTION - 1.39%
69,550	*	Arrow Energy NL	262,608
398,000		BG Group plc	6,914,018
16,133	*	Cairn Energy plc	718,571
17,050	*	Compagnie Generale de Geophysique S.A.	397,829
2,700		Idemitsu Kosan Co Ltd	222,882
97		Inpex Holdings, Inc	827,739
3,100		Japan Petroleum Exploration Co	158,169
26,633	*	Lundin Petroleum AB	215,850
96,044		Santos Ltd	1,287,896
17,397		SBM Offshore NV	369,903
33,253	*	SeaDrill Ltd	694,294
12,472		Technip S.A.	796,651
96,943		Tullow Oil plc	1,747,606
58,631		Woodside Petroleum Ltd	2,696,386

		TOTAL OIL AND GAS EXTRACTION	17,310,402

PAPER AND ALLIED PRODUCTS - 0.34%
10,243		Exor S.p.A	189,612
6,182		Holmen AB (B Shares)	170,260
14,991		Metso Oyj	421,850
11,300		Nippon Paper Group, Inc	326,040
103,000		OJI Paper Co Ltd	464,713
69,038		Stora Enso Oyj (R Shares)	480,887
68,098		Svenska Cellulosa AB (B Shares)	923,102
5,000		Uni-Charm Corp	474,572
60,589		UPM-Kymmene Oyj	727,036

		TOTAL PAPER AND ALLIED PRODUCTS	4,178,072

PETROLEUM AND COAL PRODUCTS - 5.76%
2,219,737		BP plc	19,617,540
15,025		Caltex Australia Ltd	160,519
68,000		Cosmo Oil Co Ltd	189,383
308,109		ENI S.p.A.	7,700,876
18,219		Galp Energia SGPS S.A.	315,130
12,186		Hellenic Petroleum S.A.	138,379
14,612		Neste Oil Oyj	269,847
105,100		Nippon Mining Holdings, Inc	517,509
17,929		OMV AG.	723,337
86,202		Repsol YPF S.A.	2,345,010

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

419,212		Royal Dutch Shell plc (A Shares)	$11,948,811
318,834		Royal Dutch Shell plc (B Shares)	8,845,700
47,984		Saras S.p.A.	185,198
21,400		Showa Shell Sekiyu KK	233,871
130,650		Statoil ASA	2,938,217
34,000		TonenGeneral Sekiyu KK	332,178
253,048		Total S.A.	15,035,932

		TOTAL PETROLEUM AND COAL PRODUCTS	71,497,437

PRIMARY METAL INDUSTRIES - 1.52%
16,411		Acerinox S.A.	352,781
101,994	*	ArcelorMittal	3,813,408
218,737		BlueScope Steel Ltd	565,401
32,000		Daido Steel Co Ltd	116,215
29,000		DOWA HOLDINGS CO Ltd	175,748
74,000		Furukawa Electric Co Ltd	300,897
58,600		JFE Holdings, Inc	2,010,672
25,170		Johnson Matthey plc	558,329
298,000		Kobe Steel Ltd	521,205
5,200		Maruichi Steel Tube Ltd	103,983
127,000		Mitsubishi Materials Corp	350,872
65,000		Mitsui Mining & Smelting Co Ltd	166,546
603,000		Nippon Steel Corp	2,203,353
78,715		Norsk Hydro ASA	523,849
159,396		OneSteel Ltd	426,076
13,765		Outokumpu Oyj	259,039
89,500	*	Sumitomo Electric Industries Ltd	1,170,534
399,000		Sumitomo Metal Industries Ltd	982,332
62,000		Sumitomo Metal Mining Co Ltd	1,018,081
54,695		Tenaris S.A.	974,861
11,400		Tokyo Steel Manufacturing Co Ltd	139,698
13,267		Umicore	397,216
6,367		Vallourec	1,078,925
13,857		Voestalpine AG.	494,571
5,000		Yamato Kogyo Co Ltd	140,924

		TOTAL PRIMARY METAL INDUSTRIES	18,845,516

PRINTING AND PUBLISHING - 0.65%
65,000		Dai Nippon Printing Co Ltd	895,004
246,830		John Fairfax Holdings Ltd	373,447
13,484		Lagardere S.C.A.	628,063
89,436		Orkla ASA	843,093
15,482		PagesJaunes Groupe S.A.	200,751
93,969		Pearson plc	1,157,862
83,737		Reed Elsevier NV	944,756
140,292		Reed Elsevier plc	1,049,965
10,345		Sanoma-WSOY Oyj	228,438
182,000		Singapore Press Holdings Ltd	498,719
65,000		Toppan Printing Co Ltd	615,496
31,274		Wolters Kluwer NV	667,937

		TOTAL PRINTING AND PUBLISHING	8,103,531

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 0.57%
315,615	*	Asciano Group	$460,811
181		Central Japan Railway Co	1,300,563
40,600		East Japan Railway Co	2,921,807
56,998		Firstgroup PLC	376,845
145,000		Hankyu Hanshin Holdings, Inc	694,591
163,462		MTR Corp	567,368
195		West Japan Railway Co	738,595

		TOTAL RAILROAD TRANSPORTATION	7,060,580

REAL ESTATE - 2.05%
98,489		British Land Co plc	747,966
299,000		CapitaLand Ltd	789,607
251,330		CapitaMall Trust	330,075
164,000		Cheung Kong Holdings Ltd	2,081,199
85,680		Chinese Estates Holdings Ltd	144,826
58,400		City Developments Ltd	427,848
6,205		Corio NV	427,944
2,170		Gecina S.A.	258,801
544,000	*	Genting International plc	432,528
81,799		Hammerson plc	515,457
93,000		Hang Lung Group Ltd	465,597
247,000		Hang Lung Properties Ltd	909,910
127,344		Henderson Land Development Co Ltd	838,000
65,000		Hopewell Holdings	204,224
71,932		Hysan Development Co Ltd	180,061
2,906		ICADE	311,282
10,478		Klepierre	415,600
90,458		Land Securities Group plc	903,535
17,523		Leighton Holdings Ltd	559,144
52,941		Liberty International plc	406,117
251,704		Link Real Estate Investment Trust	554,070
703,621		Macquarie Goodman Group	412,788
296,639		Mirvac Group	439,647
139,000		Mitsubishi Estate Co Ltd	2,186,465
99,000		Mitsui Fudosan Co Ltd	1,675,274
357,000	*	Mongolia Energy Co ltd	126,677
304,987		New World Development Ltd	656,407
10,600		Nomura Real Estate Holdings, Inc	172,288
141		NTT Urban Development Corp	129,431
87,219		Segro plc	512,255
203,326		Sino Land Co	364,148
266,545		Stockland Trust Group	959,396
45,000		Sumitomo Realty & Development Co Ltd	823,651
168,000		Sun Hung Kai Properties Ltd	2,475,546
33,000		Tokyo Tatemono Co Ltd	161,388
52,000		Tokyu Land Corp	207,965
9,564		Unibail	1,986,657
107,000		Wheelock & Co Ltd	350,682

		TOTAL REAL ESTATE	25,544,456

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.87%
18,000		Asics Corp	$167,437
90,248		Bayer AG.	6,253,245
72,100		Bridgestone Corp	1,293,969
62,000		Denki Kagaku Kogyo KK	255,556
17,210		Michelin (C.G.D.E.) (Class B)	1,350,127
61,000		Mitsubishi Rayon Co Ltd	209,302
68,000		Mitsui Chemicals, Inc	242,411
12,900	*	NOK Corp	192,282
11,811		Nokian Renkaat Oyj	275,328
293,711		Pirelli & C S.p.A.	157,307
675		Puma AG. Rudolf Dassler Sport	224,153
19,600		Sumitomo Rubber Industries, Inc	184,941

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	10,806,058

SECURITY AND COMMODITY BROKERS - 1.68%
20,279		Australian Stock Exchange Ltd	629,733
133,574		Credit Suisse Group	7,411,469
194,000		Daiwa Securities Group, Inc	1,000,635
23,107		Deutsche Boerse AG.	1,888,490
122,700		Hong Kong Exchanges and Clearing Ltd	2,224,418
61,631		ICAP plc	416,341
690,818		Legal & General Group plc	969,340
17,009		London Stock Exchange Group plc	232,686
36,001		Macquarie Group Ltd	1,867,175
200,706		Man Group plc	1,062,352
12,900		Matsui Securities Co Ltd	105,195
298,500		Nomura Holdings, Inc	1,838,918
4,392		Perpetual Trustees Australia Ltd	151,653
15,142		Schroders plc	264,497
68,000		Shinko Securities Co Ltd	247,713
102,000		Singapore Exchange Ltd	609,690

		TOTAL SECURITY AND COMMODITY BROKERS	20,920,305

SPECIAL TRADE CONTRACTORS - 0.01%
16,000		Kinden Corp	133,861

		TOTAL SPECIAL TRADE CONTRACTORS	133,861

STONE, CLAY, AND GLASS PRODUCTS - 0.82%
120,000		Asahi Glass Co Ltd	969,197
68,772		Boral Ltd	369,484
25,577		Cimpor Cimentos de Portugal S.A.	211,282
81,744		CRH plc	2,261,417
29,065		Holcim Ltd	1,994,134
8,688		Italcementi S.p.A.	133,747
50,366	*	James Hardie Industries NV	349,242
23,805		Lafarge S.A.	2,130,162
30,000		NGK Insulators Ltd	695,148
73,000		Nippon Sheet Glass Co Ltd	243,970
3,169		Pargesa Holding S.A.	273,691
111,000		Taiheiyo Cement Corp	148,387
6,675		Titan Cement Co S.A.	230,521
31,000		Toto Ltd	194,085

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	10,204,467

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

TEXTILE MILL PRODUCTS - 0.04%
15,000		Nisshinbo Industries, Inc	$159,583
111,000		Teijin Ltd	346,238

		TOTAL TEXTILE MILL PRODUCTS	505,821

TOBACCO PRODUCTS - 1.07%
235,491		British American Tobacco plc	7,387,754
120,316		Imperial Tobacco Group plc	3,476,480
545		Japan Tobacco, Inc	1,869,994
30,254		Swedish Match AB	607,567

		TOTAL TOBACCO PRODUCTS	13,341,795

TRANSPORTATION BY AIR - 0.28%
3,605		Aeroports de Paris	324,383
15,671		Air France-KLM	284,817
96,000	*	All Nippon Airways Co Ltd	275,920
93,672		Auckland International Airport Ltd	125,829
65,978		British Airways plc	232,501
134,000		Cathay Pacific Airways Ltd	211,632
4,268		Fraport AG. Frankfurt Airport Services Worldwide	227,027
6,400		Hong Kong Aircraft Engineerg	76,469
53,831		Iberia Lineas Aereas de Espana	167,473
101,000	*	Japan Airlines Corp	148,521
78,858		Macquarie Airports	197,575
125,666		Qantas Airways Ltd	317,067
41,178	*	Ryanair Holdings plc	205,479
900	*	Ryanair Holdings plc (ADR)	26,136
62,933		Singapore Airlines Ltd	615,637
45,211		Singapore Airport Terminal Services Ltd	72,535

		TOTAL TRANSPORTATION BY AIR	3,509,001

TRANSPORTATION EQUIPMENT - 4.22%
22,300	*	Aisin Seiki Co Ltd	544,054
424,024		BAE Systems plc	2,366,369
39,324		Bayerische Motoren Werke AG.	1,896,099
6,003		Bayerische Motoren Werke AG. (Preference)	199,671
150,320		Cobham plc	525,872
121,000		Cosco Corp Singapore Ltd	103,077
22,000		Daihatsu Motor Co Ltd	224,742
106,835		DaimlerChrysler AG. (EUR)	5,378,771
57,600	*	Denso Corp	1,694,023
47,931		European Aeronautic Defence and Space Co	1,076,295
90,104		Fiat S.p.A.	1,158,993
72,000		Fuji Heavy Industries Ltd	279,931
28,000	*	Hino Motors Ltd	106,367
196,200	*	Honda Motor Co Ltd	6,043,480
140,000	*	Isuzu Motors Ltd	296,329
15,009		Jardine Cycle & Carriage Ltd	258,914
22,600		JTEKT Corp	263,350
165,000		Kawasaki Heavy Industries Ltd	419,094

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

151,000		Keppel Corp Ltd	$868,278
12,411		MAN AG.	1,024,316
106,000	*	Mazda Motor Corp	237,353
424,000	*	Mitsubishi Motors Corp	699,070
87,000		Mitsui Engineering & Shipbuilding Co Ltd	225,823
18,000		NHK Spring Co Ltd	148,588
55,000		NSK Ltd	341,280
17,590		Peugeot S.A.	536,299
10,361		Porsche AG.	814,945
21,982		Renault S.A.	1,025,012
218,779		Rolls-Royce Group plc	1,646,114
36,965		Scania AB (B Shares)	458,659
100,600		SembCorp Marine Ltd	227,103
7,700		Shimano, Inc	332,825
165,000		Singapore Technologies Engineering Ltd	322,117
42,000		Suzuki Motor Corp	980,226
11,621		Thales S.A.	576,489
101,458		Tomkins PLC	305,806
7,900		Toyoda Gosei Co Ltd	231,020
21,300	*	Toyota Industries Corp	584,911
326,300		Toyota Motor Corp	12,977,119
10,503		Volkswagen AG.	1,726,462
12,466		Volkswagen AG. (Preference)	1,451,889
51,171		Volvo AB (A Shares)	458,762
129,660		Volvo AB (B Shares)	1,199,634
25,100		Yamaha Motor Co Ltd	309,538

		TOTAL TRANSPORTATION EQUIPMENT	52,545,069

TRANSPORTATION SERVICES - 0.19%
30,343		Autostrade S.p.A.	735,747
25,782		Cintra Concesiones de Infraestructuras de Transporte S.A.	300,127
26,658		Deutsche Lufthansa AG.	472,411
77,115		Toll Holdings Ltd	580,303
21,812		TUI AG.	225,026

		TOTAL TRANSPORTATION SERVICES	2,313,614

TRUCKING AND WAREHOUSING - 0.45%
99,383		Deutsche Post AG.	1,861,529
23,616		DSV AS	421,064
85,123		Kerry Properties Ltd	455,268
13,000		Mitsubishi Logistics Corp	157,422
4,152		Neopost S.A.	372,630
96,000		Nippon Express Co Ltd	390,353
43,909		TNT NV	1,178,422
46,000		Yamato Transport Co Ltd	755,863

		TOTAL TRUCKING AND WAREHOUSING	5,592,551

WATER TRANSPORTATION - 0.38%
65		AP Moller - Maersk AS (Class A)	434,436
127		AP Moller - Maersk AS (Class B)	873,788
18,820		Carnival plc	641,246
2,757		Hamburger Hafen und Logistik AG.	124,221

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

30,000		Kamigumi Co Ltd	$244,973
69,000		Kawasaki Kisen Kaisha Ltd	255,968
6,208		Kuehne & Nagel International AG.	539,448
139,000		Mitsui OSK Lines Ltd	823,796
110,250		Neptune Orient Lines Ltd	139,314
128,000		Nippon Yusen Kabushiki Kaisha	494,803
26,300		Orient Overseas International Ltd	134,384

		TOTAL WATER TRANSPORTATION	4,706,377

WHOLESALE TRADE-DURABLE GOODS - 2.00%
37,097		Assa Abloy AB (Class B)	602,909
44,123		Bunzl plc	447,419
9,500		Canon Marketing Japan, Inc	168,167
43,632		Compagnie de Saint-Gobain	2,263,441
145,574	*	Fortescue Metals Group Ltd	490,585
179,000		Itochu Corp	1,186,487
267,300		Li & Fung Ltd	1,077,816
161,400		Mitsubishi Corp	3,265,220
205,400		Mitsui & Co Ltd	2,686,343
295,800		Nissan Motor Co Ltd	2,000,229
82,000		Nisshin Steel Co Ltd	146,159
11,416		Prysmian S.p.A.	214,166
9,500		Rautaruukki Oyj	227,990
27,677		Schneider Electric S.A.	2,805,107
16,962		Sims Group Ltd	341,625
132,800		Sumitomo Corp	1,368,462
13,900		THK Co Ltd	272,224
39,592		ThyssenKrupp AG.	1,363,256
118,741		Wesfarmers Ltd	2,774,915
17,697		Wesfarmers Ltd PPS	414,506
33,675	*	Wolseley plc	811,033

		TOTAL WHOLESALE TRADE-DURABLE GOODS	24,928,059

WHOLESALE TRADE-NONDURABLE GOODS - 1.11%
3,100		ABC-Mart, Inc	96,524
27,536		Akzo Nobel NV	1,705,879
4,100		Alfresa Holdings Corp	167,170
22,685		Billabong International Ltd	240,152
6,838		Casino Guichard Perrachon S.A.	542,346
9,777		Celesio AG.	269,547
131,700		Esprit Holdings Ltd	883,659
224,403		Foster’s Group Ltd	1,098,724
19,000		Kikkoman Corp	236,640
195,000		Marubeni Corp	984,070
88,146		Metcash Ltd	349,931
146,000		Nippon Oil Corp	819,740
165,400		Noble Group Ltd	287,673
142,100	*	Sojitz Holdings Corp	270,697
8,200		Suzuken Co Ltd	283,184
192,963		Unilever NV	5,561,320

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	13,797,256

		TOTAL COMMON STOCKS	1,215,138,953

		(Cost $1,277,990,872)

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.03%
BUSINESS SERVICES - 0.00%**
87,400		Genting Singapore plc	$19,544

		TOTAL BUSINESS SERVICES	19,544

DEPOSITORY INSTITUTIONS - 0.03%
98,365		BNP Paribas	213,035
185,414	m	Fortis	0
51,191		Mediobanca S.p.A	3,638
38,582		Swedbank AB	76,098

		TOTAL DEPOSITORY INSTITUTIONS	292,771

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
989,098	m	GPT Group	0

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	0

PRIMARY METAL INDUSTRIES - 0.00%**
8,000		DOWA HOLDINGS CO LTD	89

		TOTAL PRIMARY METAL INDUSTRIES	89

		TOTAL RIGHTS / WARRANTS	312,404

		(Cost $136,050)

		TOTAL INVESTMENTS - 97.73%	1,215,451,357
		(Cost $1,278,126,922)
		OTHER ASSETS AND LIABILITIES, NET - 2.27%	28,268,946

		NET ASSETS - 100.00%	$1,243,720,303

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	m	Indicates a security that has been deemed illiquid.

INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY
September 30, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$43,572,523	3.58%

TOTAL DOMESTIC	43,572,523	3.58

FOREIGN
ARGENTINA	974,861	0.08
AUSTRALIA	96,503,219	7.94
AUSTRIA	3,990,922	0.33
BELGIUM	11,611,885	0.96
CHINA	968,445	0.08
CYPRUS	489,871	0.04
DENMARK	10,678,141	0.88
FINLAND	14,014,682	1.15
FRANCE	122,111,884	10.05
GERMANY	94,522,494	7.78
GREECE	7,363,476	0.61
HONG KONG	26,287,582	2.16
INDIA	547,173	0.05
IRELAND	4,586,961	0.38
ITALY	42,862,941	3.53
JAPAN	250,458,782	20.61
JERSEY, C.I.	657,530	0.05
KAZAKHSTAN	464,078	0.04
LUXEMBOURG	5,215,055	0.43
MALAYSIA	452,072	0.04
MEXICO	283,151	0.02
NETHERLANDS	52,120,971	4.29
NEW ZEALAND	1,261,384	0.10
NORWAY	8,175,289	0.67
PORTUGAL	3,804,230	0.31
SINGAPORE	15,221,505	1.25
SPAIN	55,831,247	4.59
SWEDEN	29,062,815	2.39
SWITZERLAND	91,503,162	7.53
TAIWAN	160,909	0.01
UNITED KINGDOM	219,692,117	18.07

TOTAL FOREIGN	1,171,878,834	96.42

TOTAL PORTFOLIO	$1,215,451,357	100.00%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.39%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.13%
8,009	Bureau Veritas S.A.	$451,922

	TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	451,922

AMUSEMENT AND RECREATION SERVICES - 0.61%
307,221	Ladbrokes plc	920,107
1,600	Nintendo Co Ltd	409,959
39,270	TABCORP Holdings Ltd	247,012
282,635	Tattersall’s Ltd	633,325

	TOTAL AMUSEMENT AND RECREATION SERVICES	2,210,403

APPAREL AND ACCESSORY STORES - 0.49%
2,300	Fast Retailing Co Ltd	291,071
26,076	Hennes & Mauritz AB (B Shares)	1,464,387

	TOTAL APPAREL AND ACCESSORY STORES	1,755,458

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
3,400	Shimamura Co Ltd	333,694

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	333,694

AUTO REPAIR, SERVICES AND PARKING - 0.84%
122,892	Standard Chartered plc	3,028,488

	TOTAL AUTO REPAIR, SERVICES AND PARKING	3,028,488

BUSINESS SERVICES - 1.85%
146,982	Experian Group Ltd	1,236,746
83,000	Fujitsu Ltd	542,762
12,913	Indra Sistemas S.A.	321,992
12,070	Mitsubishi UFJ Lease & Finance Co Ltd	364,393
8,100	Nomura Research Institute Ltd	192,653
189	NTT Data Corp	605,541
3,700	Oracle Corp Japan	164,875
29,522	Publicis Groupe S.A.	1,184,139
71,203	Sage Group plc	265,593
27,452	SAP AG.	1,336,919
3,800	Secom Co Ltd	191,344
9,800	Softbank Corp	215,400
500	Trend Micro, Inc	18,660

	TOTAL BUSINESS SERVICES	6,641,017

CHEMICALS AND ALLIED PRODUCTS - 10.27%
1,072	Air Liquide	121,967
70,000	Asahi Kasei Corp	356,375
39,400	Astellas Pharma, Inc	1,619,629

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

44,356	AstraZeneca plc (ADR)	$1,993,802
58,538	BASF AG.	3,101,804
6,052	Christian Dior S.A.	597,793
16,100	Chugai Pharmaceutical Co Ltd	333,066
21,841	CSL Ltd	644,712
40,000	Daicel Chemical Industries Ltd	241,520
27,836	DSM NV	1,162,949
2,600	Eisai Co Ltd	97,900
242,978	GlaxoSmithKline plc	4,774,341
10,825	Henkel KGaA	393,326
1,629	Henkel KGaA (Preference)	70,131
100,710	Incitec Pivot Ltd	251,435
20,000	Kansai Paint Co Ltd	155,963
14,000	Kao Corp	346,237
1,000	Kyowa Hakko Kogyo Co Ltd	12,666
4,970	Linde AG.	538,772
2,191	L’Oreal S.A.	217,861
9,700	Mediceo Paltac Holdings Co Ltd	136,480
5,000	Nissan Chemical Industries Ltd	72,077
104,100	Novartis AG.	5,208,515
19,815	Novo Nordisk AS (Class B)	1,240,617
20,304	Reckitt Benckiser Group plc	992,286
26,222	Roche Holding AG.	4,238,333
57,410	Sanofi-Aventis	4,213,145
16,800	Santen Pharmaceutical Co Ltd	617,613
6,900	Shin-Etsu Chemical Co Ltd	424,308
2,000	Shiseido Co Ltd	34,869
3,022	Solvay S.A.	313,758
2,199	Syngenta AG.	505,242
33,200	Takeda Pharmaceutical Co Ltd	1,383,256
11,000	Tanabe Seiyaku Co Ltd	146,683
120,000	UBE Industries Ltd	315,490
1,392	UCB S.A.	58,747

	TOTAL CHEMICALS AND ALLIED PRODUCTS	36,933,668

COMMUNICATIONS - 6.69%
1,652	Belgacom S.A.	64,353
714,138	BT Group plc	1,483,691
11,702	France Telecom S.A.	311,744
307	Fuji Television Network, Inc	502,746
4,882	Hellenic Telecommunications Organization S.A.	80,728
317	Jupiter Telecommunications Co	306,529
92	KDDI Corp	518,599
35,100	Nippon Telegraph & Telephone Corp	1,626,647
388	NTT DoCoMo, Inc	619,832
16,794	Portugal Telecom SGPS S.A.	177,804
67,101	Royal KPN NV	1,113,008
275,000	Singapore Telecommunications Ltd	634,473
4,072	Swisscom AG.	1,456,812
24,575	Tele2 AB (B Shares)	326,076
22,528	Telecom Corp of New Zealand Ltd	43,277
1,400,213	Telecom Italia RSP	1,721,161

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

171,862		Telecom Italia S.p.A.	$301,541
203,390		Telefonica S.A.	5,611,824
60,943		Telenor ASA	705,855
206,881		Telstra Corp Ltd	596,809
78,372		Vivendi Universal S.A.	2,425,027
153,543		Vodafone Group plc (ADR)	3,454,717

		TOTAL COMMUNICATIONS	24,083,253

DEPOSITORY INSTITUTIONS - 15.89%
20,429	*	Australia & New Zealand Banking Group Ltd	439,568
149,793		Banco Bilbao Vizcaya Argentaria S.A.	2,658,889
39,693		Banco Espirito Santo S.A.	281,711
63,238		Banco Popular Espanol S.A.	633,894
378,013		Banco Santander Central Hispano S.A.	6,084,813
45,930		Bankinter S.A.	579,700
585,941		Barclays plc	3,464,763
1,782		Bendigo Bank Ltd	14,778
38,509		BNP Paribas	3,076,824
55,489		Commonwealth Bank of Australia	2,533,286
3,930		Danske Bank AS	102,942
135,000		DBS Group Holdings Ltd	1,272,707
6,552		EFG Eurobank Ergasias S.A.	103,070
228,122	*	Fortis	1,068,564
270,000		Fukuoka Financial Group, Inc	1,121,929
39,600		Hang Seng Bank Ltd	570,747
152,000		Hokuhoku Financial Group, Inc	355,595
545,367		HSBC Holdings plc	6,240,506
112,984	*	ING Groep NV	2,017,087
105,761		Investec plc	774,121
20,589		Julius Baer Holding AG.	1,028,159
107,368		Mediobanca S.p.A.	1,467,471
435,300		Mitsubishi UFJ Financial Group, Inc	2,337,377
115,051		National Australia Bank Ltd	3,122,077
62,969		National Bank of Greece S.A.	2,257,567
36,304		Nordea Bank AB	365,574
32,000		Oversea-Chinese Banking Corp	178,327
20,344		Raiffeisen International Bank Holding AG.	1,326,567
27,200	*	Sapporo Hokuyo Holdings, Inc	96,661
98		SEVEN BANK Ltd	242,366
26,043		Societe Generale	2,096,050
34,900		Sumitomo Mitsui Financial Group, Inc	1,216,922
104,000		Sumitomo Trust & Banking Co Ltd	552,643
48,873		Suncorp-Metway Ltd	382,868
70,582		Svenska Handelsbanken (A Shares)	1,802,175
51,321	*	UBS A.G. (Switzerland)	939,457
254,803	*	UniCredito Italiano S.p.A	995,551
18,000		United Overseas Bank Ltd	214,418
117,572		Westpac Banking Corp	2,722,702
43,000		Yamaguchi Financial Group, Inc	445,976

		TOTAL DEPOSITORY INSTITUTIONS	57,186,402

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 0.08%
4,950		Sodexho Alliance S.A.	$296,552

		TOTAL EATING AND DRINKING PLACES	296,552

ELECTRIC, GAS, AND SANITARY SERVICES - 5.89%
25,230		ACEA S.p.A.	330,252
49,953		AGL Energy Ltd	602,417
14,900		Chubu Electric Power Co, Inc	361,856
141,271		Drax Group plc	1,064,517
42,761		E.ON AG.	1,813,403
433,159		Enel S.p.A.	2,749,379
170,834		Energias de Portugal S.A.	782,467
67,450		Fortum Oyj	1,729,275
26,837		Gas Natural SDG S.A.	593,006
9,054		Gaz de France	402,046
5,700		Hokuriku Electric Power Co	145,096
112,000		Hong Kong Electric Holdings Ltd	614,190
18,006		Iberdrola S.A.	176,670
51,300		Kansai Electric Power Co, Inc	1,240,138
24,200		Kyushu Electric Power Co, Inc	548,621
185,199		National Grid plc	1,787,695
118,000		Osaka Gas Co Ltd	414,081
31,273		RWE A.G.	2,904,598
48,036		Suez Environnement S.A.	1,097,280
112,000		Toho Gas Co Ltd	511,558
28,200		Tohoku Electric Power Co, Inc	628,307
24,300		Tokyo Electric Power Co, Inc	637,515

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	21,134,367

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.60%
98,361		ABB Ltd	1,974,244
230,117		Ericsson (LM) (B Shares)	2,310,627
2,700		Hitachi Chemical Co Ltd	55,164
321,000		Hitachi Ltd	986,977
5,600		Hoya Corp	132,256
1,700	*	Ibiden Co Ltd	63,254
20,630	*	Infineon Technologies AG.	116,378
7,000		Kyocera Corp	649,585
82,800		Matsushita Electric Industrial Co Ltd	1,220,347
1,887		Millicom International Cellular S.A.	137,776
46,000		Mitsubishi Electric Corp	348,465
2,200		Mitsumi Electric Co Ltd	47,497
11,100		Murata Manufacturing Co Ltd	526,775
2,700		Nidec Corp	219,273
13,900		Nitto Denko Corp	425,834
34,910		Nokia Oyj	513,409
8,300		Rohm Co Ltd	580,672
66,000	*	Sanyo Electric Co Ltd	156,609
3,000		Sharp Corp	33,354
65,700		Sony Corp	1,943,225
8,100		TDK Corp	468,323
5,000		Yaskawa Electric Corp	36,094

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,946,138

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 1.08%
24,362		Cap Gemini S.A.	$1,276,096
14,357		Fugro NV	829,132
29,000		JGC Corp	593,149
64,822		Petrofac Ltd	1,023,004
8,328		WorleyParsons Ltd	218,278

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,939,659

FABRICATED METAL PRODUCTS - 0.31%
29,998		Amcor Ltd	145,024
2,730		Geberit AG.	419,392
1,100		JS Group Corp	19,300
17,768		Ssab Svenskt Stal AB (Series B)	251,049
14,700		Toyo Seikan Kaisha Ltd	282,816

		TOTAL FABRICATED METAL PRODUCTS	1,117,581

FOOD AND KINDRED PRODUCTS - 4.68%
47,000		Ajinomoto Co, Inc	470,706
3,100		Asahi Breweries Ltd	56,706
6,599		Carlsberg AS (Class B)	478,024
3,802		Coca Cola Hellenic Bottling Co S.A.	101,203
16,058		Coca-Cola Amatil Ltd	138,972
3,330		Diageo plc	51,090
18,293		InBev NV	835,327
8,100		Ito En Ltd	149,972
63,000		Kaneka Corp	452,682
9,473		Kerry Group plc (Class A)	270,994
39,000		Kirin Brewery Co Ltd	597,827
5,609		Lion Nathan Ltd	56,658
7,000	*	MEIJI Holdings Co Ltd	298,669
140,588		Nestle S.A.	5,990,897
6,000		Nisshin Seifun Group, Inc	83,953
3,100		Nissin Food Products Co Ltd	119,144
371,323		Parmalat S.p.A.	1,026,436
75,312		SABMiller plc	1,816,232
24,566		Suedzucker AG.	497,889
25,500		Swire Pacific Ltd (Class A)	299,746
17,000		Toyo Suisan Kaisha Ltd	460,202
57,440		Unilever plc	1,632,165
163,000		Wilmar International Ltd	731,310
19,000		Yamazaki Baking Co Ltd	257,383

		TOTAL FOOD AND KINDRED PRODUCTS	16,874,187

FOOD STORES - 1.37%
200		Colruyt S.A.	47,003
8,683		Delhaize Group	602,785
1,400		FamilyMart Co Ltd	45,073
287,041		J Sainsbury plc	1,490,888
82,100		Koninklijke Ahold NV	987,559
27,500		Seven & I Holdings Co Ltd	658,665
106,303		Tesco plc	678,874
91,725		WM Morrison Supermarkets plc	406,495

		TOTAL FOOD STORES	4,917,342

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.25%
53,326		Harvey Norman Holdings Ltd	$202,290
6,100		Nitori Co Ltd	519,857
2,220		Yamada Denki Co Ltd	150,366

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	872,513

GENERAL BUILDING CONTRACTORS - 1.08%
10,931		Balfour Beatty plc	56,251
49,000		Cheung Kong Infrastructure Holdings Ltd	175,134
7,100		Daito Trust Construction Co Ltd	310,054
28,000		Daiwa House Industry Co Ltd	293,210
5,552		Fletcher Building Ltd	33,481
7,570		Hochtief AG.	576,697
25,000		Sekisui House Ltd	225,589
38,855		Vinci S.A.	2,198,147

		TOTAL GENERAL BUILDING CONTRACTORS	3,868,563

GENERAL MERCHANDISE STORES - 0.80%
53,000		J Front Retailing Co Ltd	319,423
44,362		Next plc	1,270,478
8,799		PPR	1,127,810
26,000		UNY Co Ltd	194,642

		TOTAL GENERAL MERCHANDISE STORES	2,912,353

HEALTH SERVICES - 0.03%
7,279		Sonic Healthcare Ltd	91,250

		TOTAL HEALTH SERVICES	91,250

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.45%
7,003		Abertis Infraestructuras S.A.	158,944
1,178		Acciona S.A.	160,316
18,724		Bouygues S.A.	952,141
12,077		Saipem S.p.A.	363,708

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,635,109

HOLDING AND OTHER INVESTMENT OFFICES - 2.90%
145,100		iShares MSCI EAFE Index Fund	7,936,970
49		Japan Prime Realty Investment Corp	119,109
21		Japan Real Estate Investment Corp	171,716
23	*	Japan Retail Fund Investment Corp	124,781
8		Nippon Building Fund, Inc	71,386
133,168		Westfield Group	1,632,983
73,000		Wharf Holdings Ltd	387,604

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,444,549

HOTELS AND OTHER LODGING PLACES - 0.01%
1,731		Intercontinental Hotels Group plc	22,477

		TOTAL HOTELS AND OTHER LODGING PLACES	22,477

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.93%
20,231		Alstom RGPT	$1,476,402
37,700		ASM Pacific Technology	267,303
40,301		Brambles Ltd	287,273
60,900		Brother Industries Ltd	729,999
38,700		Canon, Inc	1,564,987
32,327		Electrolux AB (Series B)	739,621
29,400		FUJIFILM Holdings Corp	881,035
18,874		GEA Group AG.	393,850
19,600		Hitachi Construction Machinery Co Ltd	420,756
174,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	352,788
9,500		Itochu Techno-Science Corp	292,625
23,800		Komatsu Ltd	445,960
4,272		Kone Oyj (Class B)	157,036
9,500		Konica Minolta Holdings, Inc	90,063
1,900		Kurita Water Industries Ltd	68,156
1,500		Makita Corp	47,624
59,000		Mitsubishi Heavy Industries Ltd	223,472
10,000	*	NTN Corp	41,442
4,255		Schindler Holding AG.	299,735
6,000	*	Sumitomo Heavy Industries Ltd	29,276
72,000		Toshiba Corp	377,786
17,700	*	Toyota Tsusho Corp	266,984
27,107		Wartsila Oyj (B Shares)	1,086,082

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	10,540,255

INSTRUMENTS AND RELATED PRODUCTS - 0.67%
2,328		Cochlear Ltd	137,109
2,769		Compagnie Generale d’Optique Essilor International S.A.	157,806
30,399		Finmeccanica S.p.A.	537,371
16,341		Fresenius AG (Preference)	956,264
52,000		Nippon Electric Glass Co Ltd	474,439
1,700	*	Olympus Corp	45,073
1,003		Phonak Holding AG.	101,142

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,409,204

INSURANCE AGENTS, BROKERS AND SERVICE - 0.52%
24,900		Millea Holdings, Inc	721,217
53,689		QBE Insurance Group Ltd	1,139,588

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,860,805

INSURANCE CARRIERS - 3.67%
58,935		Admiral Group plc	1,089,744
7,419		Allianz AG.	926,827
63,877		AMP Ltd	367,417
263,100		Aviva plc	1,884,142
4,617		Baloise Holding AG.	441,072
9,534		CNP Assurances	971,448
9,100	*	Hannover Rueckversicherung AG.	417,205
16,445		Muenchener Rueckver AG.	2,623,782
39,000		Nipponkoa Insurance Co Ltd	244,171

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

54,505	SCOR	$1,489,913
317	Sony Financial Holdings, Inc	910,759
27,447	Swiss Reinsurance Co	1,238,995
10,842	Wiener Staedtische Allgemeine Versicherung AG.	618,760

	TOTAL INSURANCE CARRIERS	13,224,235

METAL MINING - 4.36%
5,641	Anglo American plc	179,672
139,752	BHP Billiton Ltd	4,651,701
124,612	BHP Billiton plc	3,401,462
39,294	Energy Resources of Australia Ltd	873,909
104,306	Eurasian Natural Resources Corp	1,461,097
3,471	Newcrest Mining Ltd	97,681
29,668	Rio Tinto Ltd	1,550,495
80,954	Rio Tinto plc	3,452,419

	TOTAL METAL MINING	15,668,436

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
7,581	Compagnie Financiere Richemont S.A.	214,196
5,080	Societe BIC S.A.	361,283

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	575,479

MISCELLANEOUS RETAIL - 0.84%
26,945	Home Retail Group	117,086
170,000	Hutchison Whampoa Ltd	1,227,282
19,930	Metro AG.	1,127,210
40,478	Origin Energy Ltd	582,782

	TOTAL MISCELLANEOUS RETAIL	3,054,360

NONDEPOSITORY INSTITUTIONS - 1.06%
7,624	Criteria Caixacorp S.A.	39,160
12,680	ORIX Corp	774,092
32,121	Siemens AG.	2,974,428

	TOTAL NONDEPOSITORY INSTITUTIONS	3,787,680

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
7,078	K+S AG.	386,234

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	386,234

OIL AND GAS EXTRACTION - 1.20%
137,698	BG Group plc	2,392,076
800	Idemitsu Kosan Co Ltd	66,039
39	Inpex Holdings, Inc	332,802
14,574	Santos Ltd	195,429
20,760	Technip S.A.	1,326,049

	TOTAL OIL AND GAS EXTRACTION	4,312,395

PAPER AND ALLIED PRODUCTS - 0.75%
29,242	Exor S.p.A	541,309
3,513	Holmen AB (B Shares)	96,753
7,000	Nippon Paper Group, Inc	201,971

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

123,008		Svenska Cellulosa AB (B Shares)	$1,667,432
1,900		Uni-Charm Corp	180,338

		TOTAL PAPER AND ALLIED PRODUCTS	2,687,803

PETROLEUM AND COAL PRODUCTS - 5.61%
118,100		BP plc (ADR)	6,286,463
12,551		Caltex Australia Ltd	134,088
80,545		ENI S.p.A.	2,013,142
15,500		Nippon Mining Holdings, Inc	76,322
11,424		OMV AG.	460,896
26,892		Repsol YPF S.A.	731,561
124,593		Royal Dutch Shell plc (A Shares)	3,551,278
72,510		Royal Dutch Shell plc (B Shares)	2,011,711
23,750		Statoil ASA	534,119
18,000		TonenGeneral Sekiyu KK	175,859
69,867		Total S.A.	4,151,447

		TOTAL PETROLEUM AND COAL PRODUCTS	20,126,886

PRIMARY METAL INDUSTRIES - 1.48%
39,515	*	ArcelorMittal	1,477,409
23,600		JFE Holdings, Inc	809,759
297,000		Nippon Steel Corp	1,085,233
66,432		OneSteel Ltd	177,577
22,300	*	Sumitomo Electric Industries Ltd	291,653
8,000		Sumitomo Metal Mining Co Ltd	131,365
24,100		Tokyo Steel Manufacturing Co Ltd	295,327
1,896		Vallourec	321,288
25,700		Yamato Kogyo Co Ltd	724,347

		TOTAL PRIMARY METAL INDUSTRIES	5,313,958

PRINTING AND PUBLISHING - 0.43%
5,000		Dai Nippon Printing Co Ltd	68,846
17,347		PagesJaunes Groupe S.A.	224,934
36,000		Singapore Press Holdings Ltd	98,648
15,853		Thomson Corp	531,567
66,000		Toppan Printing Co Ltd	624,966

		TOTAL PRINTING AND PUBLISHING	1,548,961

RAILROAD TRANSPORTATION - 0.73%
71,979	*	Asciano Group	105,092
80		Central Japan Railway Co	574,834
19,900		East Japan Railway Co	1,432,118
26,461		MTR Corp	91,845
107		West Japan Railway Co	405,280

		TOTAL RAILROAD TRANSPORTATION	2,609,169

REAL ESTATE - 1.91%
7,000		Cheung Kong Holdings Ltd	88,832
2,873		Gecina S.A.	342,642
120,000		Hang Lung Group Ltd	600,770
124,000		Hang Lung Properties Ltd	456,797

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

191,327	Hysan Development Co Ltd	$478,932
7,287	Land Securities Group plc	72,786
263,355	Link Real Estate Investment Trust	579,717
13,000	Mitsubishi Estate Co Ltd	204,490
19,000	Mitsui Fudosan Co Ltd	321,517
3,900	Nomura Real Estate Holdings, Inc	63,389
143,927	Segro plc	845,313
24,000	Sumitomo Realty & Development Co Ltd	439,280
83,000	Sun Hung Kai Properties Ltd	1,223,038
64,000	Tokyo Tatemono Co Ltd	312,995
2,916	Unibail	605,719
82,000	Wheelock & Co Ltd	268,747

	TOTAL REAL ESTATE	6,904,964

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.47%
5,860	Bayer AG.	406,037
1,700	Bridgestone Corp	30,510
57,000	Denki Kagaku Kogyo KK	234,946
4,185	Michelin (C.G.D.E.) (Class B)	328,314
2,159	Puma AG. Rudolf Dassler Sport	716,956

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,716,763

SECURITY AND COMMODITY BROKERS - 1.62%
57,393	Credit Suisse Group	3,184,500
16,000	Daiwa Securities Group, Inc	82,527
6,547	Deutsche Boerse AG.	535,073
25,600	Hong Kong Exchanges and Clearing Ltd	464,100
3,951	Macquarie Group Ltd	204,917
15,100	Matsui Securities Co Ltd	123,135
28,600	Nomura Holdings, Inc	176,191
43,000	Shinko Securities Co Ltd	156,642
149,000	Singapore Exchange Ltd	890,626

	TOTAL SECURITY AND COMMODITY BROKERS	5,817,711

STONE, CLAY, AND GLASS PRODUCTS - 0.68%
159,000	Asahi Glass Co Ltd	1,284,186
37,905	Boral Ltd	203,648
5,572	CRH plc	154,147
8,549	Holcim Ltd	586,542
2,370	Lafarge S.A.	212,077

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,440,600

TOBACCO PRODUCTS - 1.28%
114,375	British American Tobacco plc	3,588,139
60	Japan Tobacco, Inc	205,871
40,139	Swedish Match AB	806,079

	TOTAL TOBACCO PRODUCTS	4,600,089

TRANSPORTATION BY AIR - 0.33%
351,237	Macquarie Airports	880,005
118,424	Qantas Airways Ltd	298,795

	TOTAL TRANSPORTATION BY AIR	1,178,800

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 4.99%
20,300	*	Aisin Seiki Co Ltd	$495,260
382,994		BAE Systems plc	2,137,392
40,957		Bayerische Motoren Werke AG.	1,974,838
24,000		Daihatsu Motor Co Ltd	245,174
3,126		DaimlerChrysler AG. (EUR)	157,383
9,800	*	Denso Corp	288,219
80,874		European Aeronautic Defence and Space Co	1,816,033
7,000		Fuji Heavy Industries Ltd	27,216
43,000	*	Hino Motors Ltd	163,349
66,600	*	Honda Motor Co Ltd	2,051,456
142,000	*	Isuzu Motors Ltd	300,563
27,000		Jardine Cycle & Carriage Ltd	465,765
10,800		JTEKT Corp	125,849
11,000	*	Mazda Motor Corp	24,631
52,000	*	Mitsubishi Motors Corp	85,735
303,000		Mitsui Engineering & Shipbuilding Co Ltd	786,487
10,000		NHK Spring Co Ltd	82,549
48,000		NSK Ltd	297,844
20,711		Porsche AG.	1,629,024
227,000		SembCorp Marine Ltd	512,448
9,800		Suzuki Motor Corp	228,719
97,200		Toyota Motor Corp	3,865,693
1,159		Volkswagen AG.	190,514

		TOTAL TRANSPORTATION EQUIPMENT	17,952,141

TRANSPORTATION SERVICES - 0.39%
57,530		Autostrade S.p.A.	1,394,970

		TOTAL TRANSPORTATION SERVICES	1,394,970

TRUCKING AND WAREHOUSING - 0.63%
5,000		Kerry Properties Ltd	26,742
6,347		Neopost S.A.	569,625
265,000		Nippon Express Co Ltd	1,077,536
35,000		Yamato Transport Co Ltd	575,113

		TOTAL TRUCKING AND WAREHOUSING	2,249,016

WATER TRANSPORTATION - 0.09%
33		AP Moller - Maersk AS (Class A)	220,560
1,058		Kuehne & Nagel International AG.	91,936

		TOTAL WATER TRANSPORTATION	312,496

WHOLESALE TRADE-DURABLE GOODS - 1.74%
82,000		Itochu Corp	543,530
68,000		Li & Fung Ltd	274,192
66,800		Mitsubishi Corp	1,351,404
50,000		Mitsui & Co Ltd	653,930
164,000		Nissan Motor Co Ltd	1,108,985
8,237		Schneider Electric S.A.	834,833

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

730		Sims Group Ltd	$14,703
60,500		Sumitomo Corp	623,433
5,698		ThyssenKrupp AG.	196,197
23,198		Wesfarmers Ltd	542,125
5,727		Wesfarmers Ltd PPS	134,140

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,277,472

WHOLESALE TRADE-NONDURABLE GOODS - 1.35%
500		Alfresa Holdings Corp	20,387
6,661		Casino Guichard Perrachon S.A.	528,307
69,000		Marubeni Corp	348,209
386,460		Metcash Ltd	1,534,207
77,000		Nippon Oil Corp	432,328
4,300		Suzuken Co Ltd	148,499
63,217		Unilever NV	1,821,956

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,833,893

		TOTAL COMMON STOCKS (Cost $324,058,570)	357,481,720

RIGHTS / WARRANTS - 0.02%
DEPOSITORY INSTITUTIONS - 0.02%
38,509		BNP Paribas	83,401
102,256		Mediobanca S.p.A	7,268

		TOTAL DEPOSITORY INSTITUTIONS	90,669

		TOTAL RIGHTS / WARRANTS (Cost $0)	90,669

		TOTAL INVESTMENTS - 99.41% (Cost $324,058,570)	357,572,389
		OTHER ASSETS AND LIABILITIES, NET - 0.59%	2,124,366

		NET ASSETS - 100.00%	$359,696,755

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing.

ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY
September 30, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$8,277,704	2.31%

TOTAL DOMESTIC	8,277,704	2.31

FOREIGN
AUSTRALIA	28,789,125	8.05
AUSTRIA	2,406,223	0.67
BELGIUM	2,990,537	0.84
CANADA	531,567	0.15
DENMARK	2,042,143	0.57
FINLAND	3,485,802	0.98
FRANCE	36,032,032	10.08
GERMANY	26,961,739	7.54
GREECE	2,542,568	0.71
HONG KONG	8,095,718	2.26
IRELAND	425,141	0.12
ITALY	13,449,559	3.76
JAPAN	74,722,368	20.90
KAZAKHSTAN	1,461,097	0.41
LUXEMBOURG	1,615,185	0.45
NETHERLANDS	15,310,713	4.28
NEW ZEALAND	76,758	0.02
NORWAY	1,239,974	0.35
PORTUGAL	1,241,982	0.35
SINGAPORE	4,998,722	1.40
SPAIN	17,750,769	4.96
SWEDEN	9,829,773	2.75
SWITZERLAND	27,919,169	7.81
UNITED KINGDOM	65,376,021	18.28

TOTAL FOREIGN	349,294,685	97.69

TOTAL PORTFOLIO	$357,572,389	100.00%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.82%

AMUSEMENT AND RECREATION SERVICES - 0.00%**
3,900	*	Warner Music Group Corp	$21,567

		TOTAL AMUSEMENT AND RECREATION SERVICES	21,567

APPAREL AND ACCESSORY STORES - 1.43%
29,100	*	Aeropostale, Inc	1,264,977
12,800	*	Chico’s FAS, Inc	166,400
92,000		Gap, Inc	1,968,800
14,300	*	Kohl’s Corp	815,815
26,400		Nordstrom, Inc	806,256
43,300		Ross Stores, Inc	2,068,441

		TOTAL APPAREL AND ACCESSORY STORES	7,090,689

APPAREL AND OTHER TEXTILE PRODUCTS - 0.38%
25,200		Phillips-Van Heusen Corp	1,078,308
10,400		Polo Ralph Lauren Corp (Class A)	796,848

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,875,156

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.93%
52,900		Advance Auto Parts	2,077,912
15,900	*	Autozone, Inc	2,324,898
9,600		Penske Auto Group, Inc	184,128

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,586,938

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.01%
2,600		Home Depot, Inc	69,264

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	69,264

BUSINESS SERVICES - 11.80%
4,100		Aaron Rents, Inc	108,240
78,400	*	Adobe Systems, Inc	2,590,336
21,100	*	Affiliated Computer Services, Inc (Class A)	1,142,987
14,900	*	BMC Software, Inc	559,197
13,100		Brink’s Co	352,521
7,100		CA, Inc	156,129
56,500	*	Cognizant Technology Solutions Corp (Class A)	2,184,290
66,300	*	eBay, Inc	1,565,343
1,500	*	Expedia, Inc	35,925
15,900	*	F5 Networks, Inc	630,117
22,300	*	Google, Inc (Class A)	11,057,455
1,800	*	HLTH Corp	26,298
42,500		IMS Health, Inc	652,375
6,000		Mastercard, Inc (Class A)	1,212,900
734,200		Microsoft Corp	19,008,438

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

72,530		Moody’s Corp	$1,483,964
5,100	*	NetFlix, Inc	235,467
4,100		Omnicom Group, Inc	151,454
475,700		Oracle Corp	9,913,588
9,000	*	Salesforce.com, Inc	512,370
14,200	*	Sohu.com, Inc	976,676
28,900	*	Symantec Corp	475,983
37,100	*	Synopsys, Inc	831,782
19,900		Visa, Inc (Class A)	1,375,289
28,600	*	VMware, Inc (Class A)	1,148,862

		TOTAL BUSINESS SERVICES	58,387,986

CHEMICALS AND ALLIED PRODUCTS - 14.68%
189,000		Abbott Laboratories	9,349,830
200	*	Abraxis Bioscience, Inc	7,276
1,400		Albemarle Corp	48,440
7,500	*	Alexion Pharmaceuticals, Inc	334,050
122,900	*	Amgen, Inc	7,402,267
21,800		Avery Dennison Corp	785,018
66,800	*	Biogen Idec, Inc	3,374,736
20,200		Bristol-Myers Squibb Co	454,904
10,100	*	Celgene Corp	564,590
11,100		CF Industries Holdings, Inc	957,153
13,700		Colgate-Palmolive Co	1,045,036
32,300		Du Pont (E.I.) de Nemours & Co	1,038,122
36,000		Eli Lilly & Co	1,189,080
43,700		Estee Lauder Cos (Class A)	1,620,396
12,800		FMC Corp	720,000
1,100	*	Genzyme Corp	62,403
138,300	*	Gilead Sciences, Inc	6,442,014
12,300	*	Hospira, Inc	548,580
192,100		Johnson & Johnson	11,696,969
27,800		Lubrizol Corp	1,986,588
19,700		Monsanto Co	1,524,780
32,900		Nalco Holding Co	674,121
57,600	*	Pactiv Corp	1,500,480
4,200		Perrigo Co	142,758
199,600		Procter & Gamble Co	11,560,832
23,600		RPM International, Inc	436,364
117,400		Schering-Plough Corp	3,316,550
8,900		Scotts Miracle-Gro Co (Class A)	382,255
56,800	*	Sepracor, Inc	1,300,720
35,300		Sherwin-Williams Co	2,123,648

		TOTAL CHEMICALS AND ALLIED PRODUCTS	72,589,960

COAL MINING - 0.20%
2,800	*	Alpha Natural Resources, Inc	98,280
23,400		Peabody Energy Corp	870,948

		TOTAL COAL MINING	969,228

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 0.83%
45,400	*	American Tower Corp (Class A)	$1,652,560
20,500		Comcast Corp (Class A)	346,245
8,700	*	CTC Media, Inc	136,764
7,100	*	DIRECTV Group, Inc	195,818
19,200		Global Payments, Inc	896,640
3,600	*	NII Holdings, Inc (Class B)	107,928
22,004		Scripps Networks Interactive (Class A)	813,048

		TOTAL COMMUNICATIONS	4,149,003

DEPOSITORY INSTITUTIONS - 1.39%
700		Bank of New York Mellon Corp	20,293
1,100		Capitol Federal Financial	36,212
95,500		Hudson City Bancorp, Inc	1,255,825
90,400		Wells Fargo & Co	2,547,472
159,600		Western Union Co	3,019,632

		TOTAL DEPOSITORY INSTITUTIONS	6,879,434

EATING AND DRINKING PLACES - 1.51%
47,600		Brinker International, Inc	748,748
60,100		McDonald’s Corp	3,429,907
159,200	*	Starbucks Corp	3,287,480

		TOTAL EATING AND DRINKING PLACES	7,466,135

EDUCATIONAL SERVICES - 0.78%
48,800	*	Apollo Group, Inc (Class A)	3,595,096
1,200		Strayer Education, Inc	261,216

		TOTAL EDUCATIONAL SERVICES	3,856,312

ELECTRIC, GAS, AND SANITARY SERVICES - 1.29%
69,400	*	AES Corp	1,028,508
110,900		Centerpoint Energy, Inc	1,378,487
33,500		Constellation Energy Group, Inc	1,084,395
54,900		Exelon Corp	2,724,138
4,100	*	Stericycle, Inc	198,645

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,414,173

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.04%
43,400		Amphenol Corp (Class A)	1,635,312
97,900	*	Apple Computer, Inc	18,147,723
32,300	*	Avnet, Inc	838,831
112,800	*	Broadcom Corp (Class A)	3,461,832
535,500	*	Cisco Systems, Inc	12,605,670
96,000	*	Cypress Semiconductor Corp	991,680
17,300	*	Dolby Laboratories, Inc (Class A)	660,687
12,600		Harman International Industries, Inc	426,888
36,800		Harris Corp	1,383,680
35,500	*	Integrated Device Technology, Inc	239,980
237,000		Intel Corp	4,638,090
186,500	*	Marvell Technology Group Ltd	3,019,435
92,300	*	Micron Technology, Inc	756,860
79,400	*	Nvidia Corp	1,193,382
16,500	*	ON Semiconductor Corp	136,125

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

191,600		Qualcomm, Inc	$8,618,168
6,100	*	Silicon Laboratories, Inc	282,796
222,800		Texas Instruments, Inc	5,278,132
10,374	*	Thomas & Betts Corp	312,050

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	64,627,321

ENGINEERING AND MANAGEMENT SERVICES - 1.72%
6,300	*	Aecom Technology Corp	170,982
29,900		Fluor Corp	1,520,415
1,000	*	Gen-Probe, Inc	41,440
28,700	*	Hewitt Associates, Inc (Class A)	1,045,541
51,000	*	Jacobs Engineering Group, Inc	2,343,450
38,900	*	Myriad Genetics, Inc	1,065,860
61,100	*	SAIC, Inc	1,071,694
34,900	*	Shaw Group, Inc	1,119,941
2,900	*	URS Corp	126,585

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,505,908

FABRICATED METAL PRODUCTS - 0.47%
3,200	*	Alliant Techsystems, Inc	249,120
32,600		Ball Corp	1,603,920
17,400	*	Crown Holdings, Inc	473,280

		TOTAL FABRICATED METAL PRODUCTS	2,326,320

FOOD AND KINDRED PRODUCTS - 4.93%
122,500		Archer Daniels Midland Co	3,579,450
62,100		Campbell Soup Co	2,025,702
121,600		Coca-Cola Co	6,529,920
133,200		Coca-Cola Enterprises, Inc	2,851,812
13,700		Pepsi Bottling Group, Inc	499,228
123,600		PepsiCo, Inc	7,250,376
151,300		Sara Lee Corp	1,685,482

		TOTAL FOOD AND KINDRED PRODUCTS	24,421,970

FOOD STORES - 0.30%
46,200		Kroger Co	953,568
10,000	*	Panera Bread Co (Class A)	550,000

		TOTAL FOOD STORES	1,503,568

FORESTRY - 0.03%
4,200		Rayonier, Inc	171,822

		TOTAL FORESTRY	171,822

FURNITURE AND FIXTURES - 0.13%
17,800	*	Kinetic Concepts, Inc	658,244

		TOTAL FURNITURE AND FIXTURES	658,244

FURNITURE AND HOME FURNISHINGS STORES - 0.03%
8,500		Williams-Sonoma, Inc	171,955

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	171,955

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

GENERAL BUILDING CONTRACTORS - 0.11%
8,700		Walter Industries, Inc	$522,522

		TOTAL GENERAL BUILDING CONTRACTORS	522,522

GENERAL MERCHANDISE STORES - 3.36%
4,900		Costco Wholesale Corp	276,654
15,000		Family Dollar Stores, Inc	396,000
67,400		Target Corp	3,146,232
5,800		TJX Companies, Inc	215,470
256,300		Wal-Mart Stores, Inc	12,581,767

		TOTAL GENERAL MERCHANDISE STORES	16,616,123

HEALTH SERVICES - 2.54%
100,500		AmerisourceBergen Corp	2,249,190
32,000	*	Coventry Health Care, Inc	638,720
2,500	*	Express Scripts, Inc	193,950
16,200	*	Laboratory Corp of America Holdings	1,064,340
3,100	*	Lincare Holdings, Inc	96,875
56,500		McKesson Corp	3,364,575
90,300	*	Medco Health Solutions, Inc	4,994,493

		TOTAL HEALTH SERVICES	12,602,143

HOLDING AND OTHER INVESTMENT OFFICES - 0.85%
42,112		iShares Russell 1000 Growth Index Fund	1,950,207
60,000		Plum Creek Timber Co, Inc	1,838,400
100		Simon Property Group, Inc	6,943
18,400		WABCO Holdings, Inc	386,400

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,181,950

HOTELS AND OTHER LODGING PLACES - 0.12%
3,100		Marriott International, Inc (Class A)	85,529
26,000	*	MGM Mirage	313,040
11,700		Wyndham Worldwide Corp	190,944

		TOTAL HOTELS AND OTHER LODGING PLACES	589,513

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.08%
13,100		Carlisle Cos, Inc	444,221
5,900		Caterpillar, Inc	302,847
96,900	*	Dell, Inc	1,478,694
7,700		Diebold, Inc	253,561
33,500		Dover Corp	1,298,460
23,400	*	Dresser-Rand Group, Inc	727,038
70,200	*	EMC Corp	1,196,208
12,600		Flowserve Corp	1,241,604
8,300	*	FMC Technologies, Inc	433,592
156,800		Hewlett-Packard Co	7,402,528
131,300		International Business Machines Corp	15,704,793
2,800		ITT Industries, Inc	146,020
53,100		Joy Global, Inc	2,598,714
15,600		Lennox International, Inc	563,472
8,600	*	Micros Systems, Inc	259,634

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

46,300		Raytheon Co	$2,221,011
44,400	*	Teradata Corp	1,221,888
5,800	*	Varian Medical Systems, Inc	244,354
62,200	*	Western Digital Corp	2,272,166
500	*	Zebra Technologies Corp (Class A)	12,965

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	40,023,770

INSTRUMENTS AND RELATED PRODUCTS - 4.81%
17,500		Allergan, Inc	993,300
32,900		Bard (C.R.), Inc	2,586,269
40,100		Baxter International, Inc	2,286,101
31,900		Becton Dickinson & Co	2,225,025
2,500		Danaher Corp	168,300
75,100		Emerson Electric Co	3,010,008
47,000	*	Flir Systems, Inc	1,314,590
58,900		Garmin Ltd	2,222,886
2,400	*	Intuitive Surgical, Inc	629,400
108,000		Medtronic, Inc	3,974,400
1,600	*	Mettler-Toledo International, Inc	144,944
8,200	*	Millipore Corp	576,706
14,900	*	St. Jude Medical, Inc	581,249
51,600		Stryker Corp	2,344,188
6,100		Techne Corp	381,555
7,500	*	Waters Corp	418,950

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,857,871

INSURANCE AGENTS, BROKERS AND SERVICE - 0.09%
24,100		Brown & Brown, Inc	461,756

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	461,756

INSURANCE CARRIERS - 1.59%
19,800		Aetna, Inc	551,034
59,600		Aflac, Inc	2,547,304
4,800		American International Group, Inc	211,728
1,600		Erie Indemnity Co (Class A)	59,936
7,500	*	Humana, Inc	279,750
51,100		Principal Financial Group	1,399,629
29,800		Progressive Corp	494,084
45,700		Prudential Financial, Inc	2,280,887
1,800	*	WellPoint, Inc	85,248

		TOTAL INSURANCE CARRIERS	7,909,600

LEATHER AND LEATHER PRODUCTS - 0.39%
58,600		Coach, Inc	1,929,112

		TOTAL LEATHER AND LEATHER PRODUCTS	1,929,112

METAL MINING - 0.56%
8,600		Freeport-McMoRan Copper & Gold, Inc (Class B)	590,046
49,400		Newmont Mining Corp	2,174,588

		TOTAL METAL MINING	2,764,634

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS RETAIL - 2.72%
37,800	*	Amazon.com, Inc	$3,529,008
8,000		Barnes & Noble, Inc	177,760
18,800	*	Dollar Tree, Inc	915,184
16,400	*	Marvel Entertainment, Inc	813,768
11,600		MSC Industrial Direct Co (Class A)	505,528
40,300	*	Office Depot, Inc	266,786
22,100		Petsmart, Inc	480,675
4,600	*	Priceline.com, Inc	762,772
34,800		Staples, Inc	808,056
139,100		Walgreen Co	5,212,077

		TOTAL MISCELLANEOUS RETAIL	13,471,614

MOTION PICTURES - 0.09%
17,900	*	Discovery Communications, Inc (Class C)	465,937

		TOTAL MOTION PICTURES	465,937

NONDEPOSITORY INSTITUTIONS - 0.54%
28,900		American Express Co	979,710
14,900		Capital One Financial Corp	532,377
40,600		CapitalSource, Inc	176,204
26,500		Lender Processing Services, Inc	1,011,505

		TOTAL NONDEPOSITORY INSTITUTIONS	2,699,796

OIL AND GAS EXTRACTION - 1.40%
60,200	*	Cameron International Corp	2,276,764
6,600	*	CNX Gas Corp	202,620
52,700		Schlumberger Ltd	3,140,920
27,400		Smith International, Inc	786,380
15,800		St. Mary Land & Exploration Co	512,868

		TOTAL OIL AND GAS EXTRACTION	6,919,552

PAPER AND ALLIED PRODUCTS - 0.96%
76,900		Kimberly-Clark Corp	4,535,562
10,500		Packaging Corp of America	214,200

		TOTAL PAPER AND ALLIED PRODUCTS	4,749,762

PERSONAL SERVICES - 0.38%
102,000		H&R Block, Inc	1,874,760

		TOTAL PERSONAL SERVICES	1,874,760

PETROLEUM AND COAL PRODUCTS - 1.91%
5,700		Ashland, Inc	246,354
133,800		Exxon Mobil Corp	9,180,018

		TOTAL PETROLEUM AND COAL PRODUCTS	9,426,372

PRIMARY METAL INDUSTRIES - 0.29%
4,900		Hubbell, Inc (Class B)	205,800
4,700		Precision Castparts Corp	478,789
14,100		Schnitzer Steel Industries, Inc (Class A)	750,825

		TOTAL PRIMARY METAL INDUSTRIES	1,435,414

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.80%
14,800		Dun & Bradstreet Corp	$1,114,736
111,910		McGraw-Hill Cos, Inc	2,813,417

		TOTAL PRINTING AND PUBLISHING	3,928,153

RAILROAD TRANSPORTATION - 0.31%
8,300		Norfolk Southern Corp	357,813
20,300		Union Pacific Corp	1,184,505

		TOTAL RAILROAD TRANSPORTATION	1,542,318

SECURITY AND COMMODITY BROKERS - 2.03%
33,200		Broadridge Financial Solutions, Inc	667,320
68,500		Charles Schwab Corp	1,311,775
10,100		Goldman Sachs Group, Inc	1,861,935
11,500	*	IntercontinentalExchange, Inc	1,117,685
3,700	*	Investment Technology Group, Inc	103,304
5,100		Lazard Ltd (Class A)	210,681
31,200		Morgan Stanley	963,456
52,800	*	Nasdaq Stock Market, Inc	1,111,440
32,900		SEI Investments Co	647,472
104,500	*	TD Ameritrade Holding Corp	2,050,290

		TOTAL SECURITY AND COMMODITY BROKERS	10,045,358

STONE, CLAY, AND GLASS PRODUCTS - 1.34%
81,200		3M Co	5,992,560
16,800	*	Owens-Illinois, Inc	619,920

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,612,480

TOBACCO PRODUCTS - 2.69%
280,700		Altria Group, Inc	4,999,267
170,800		Philip Morris International, Inc	8,324,792

		TOTAL TOBACCO PRODUCTS	13,324,059

TRANSPORTATION BY AIR - 0.34%
1,300	*	AMR Corp	10,335
10,600		Copa Holdings S.A. (Class A)	471,594
134,000	*	Delta Air Lines, Inc	1,200,640

		TOTAL TRANSPORTATION BY AIR	1,682,569

TRANSPORTATION EQUIPMENT - 3.42%
12,100		Harsco Corp	428,461
83,100		Honeywell International, Inc	3,087,165
62,100		Lockheed Martin Corp	4,848,768
29,300	*	Navistar International Corp	1,096,406
5,600	*	TransDigm Group, Inc	278,936
14,800	*	TRW Automotive Holdings Corp	247,900
115,000		United Technologies Corp	7,006,950

		TOTAL TRANSPORTATION EQUIPMENT	16,994,586

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.22%
16,000		CH Robinson Worldwide, Inc	$924,000
4,000		Expeditors International Washington, Inc	140,600
1,500		UTI Worldwide, Inc	21,720

		TOTAL TRANSPORTATION SERVICES	1,086,320

TRUCKING AND WAREHOUSING - 0.72%
15,900		Landstar System, Inc	605,154
52,500		United Parcel Service, Inc (Class B)	2,964,675

		TOTAL TRUCKING AND WAREHOUSING	3,569,829

WHOLESALE TRADE-DURABLE GOODS - 0.22%
27,300	*	Arrow Electronics, Inc	768,495
700	*	LKQ Corp	12,978
9,400	*	WESCO International, Inc	270,720

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,052,193

WHOLESALE TRADE-NONDURABLE GOODS - 1.06%
75,500	*	Dean Foods Co	1,343,145
2,400	*	Henry Schein, Inc	131,784
115,600		Sysco Corp	2,872,660
26,200		Terra Industries, Inc	908,354

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,255,943

		TOTAL COMMON STOCKS	494,338,962

		(Cost $445,580,650)

		TOTAL INVESTMENTS - 99.82%	494,338,962
		(Cost $445,580,650)
		OTHER ASSETS AND LIABILITIES, NET - 0.18%	908,744

		NET ASSETS - 100.00%	$495,247,706

*	Non-income producing.
**	Percentage represents less than 0.01%.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.10%

AMUSEMENT AND RECREATION SERVICES - 0.84%
5,102		International Speedway Corp (Class A)	$140,662
6,086	*	Penn National Gaming, Inc	168,339
138,699		Walt Disney Co	3,808,675
19,900	*	Warner Music Group Corp	110,047

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,227,723

APPAREL AND ACCESSORY STORES - 0.33%
50,988		Foot Locker, Inc	609,307
40,926		Gap, Inc	875,816
7,931		Limited Brands, Inc	134,748

		TOTAL APPAREL AND ACCESSORY STORES	1,619,871

APPAREL AND OTHER TEXTILE PRODUCTS - 0.38%
18,987		Phillips-Van Heusen Corp	812,454
14,791		VF Corp	1,071,312

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,883,766

AUTO REPAIR, SERVICES AND PARKING - 0.00%**
82	*	Hertz Global Holdings, Inc	888
578		Ryder System, Inc	22,577

		TOTAL AUTO REPAIR, SERVICES AND PARKING	23,465

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
19,855	*	Autonation, Inc	358,978
23,059		Penske Auto Group, Inc	442,272

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	801,250

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.90%
97,437		Home Depot, Inc	2,595,721
92,234		Lowe’s Cos, Inc	1,931,380

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,527,101

BUSINESS SERVICES - 1.66%
6,144	*	Activision Blizzard, Inc	76,124
6,055	*	Affiliated Computer Services, Inc (Class A)	327,999
37,229		CA, Inc	818,667
5,806	*	Computer Sciences Corp	306,034
68,080	*	Compuware Corp	499,026
13,534	*	Convergys Corp	134,528
22,282	*	DST Systems, Inc	998,234
90,481	*	eBay, Inc	2,136,257
10,149		Equifax, Inc	295,742
81,692		IMS Health, Inc	1,253,972

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

17,608		Manpower, Inc	$998,549
2,770		Omnicom Group, Inc	102,324
9,820	*	Symantec Corp	161,735
51,551	*	Unisys Corp	137,641

		TOTAL BUSINESS SERVICES	8,246,832

CHEMICALS AND ALLIED PRODUCTS - 8.90%
9,740		Alberto-Culver Co	269,603
8,020	*	Amgen, Inc	483,045
46,102		Bristol-Myers Squibb Co	1,038,217
35,383		Cabot Corp	817,701
14,741		CF Industries Holdings, Inc	1,271,116
2,732		Cytec Industries, Inc	88,708
125,231		Dow Chemical Co	3,264,773
976		Eastman Chemical Co	52,255
67,104		Eli Lilly & Co	2,216,445
86,154	*	Forest Laboratories, Inc	2,536,374
110,233		Huntsman Corp	1,004,223
55,684		Johnson & Johnson	3,390,599
63,289	*	King Pharmaceuticals, Inc	681,623
98,786		Merck & Co, Inc	3,124,601
19,883	*	Pactiv Corp	517,952
587,366		Pfizer, Inc	9,720,907
72,062		Procter & Gamble Co	4,173,831
96,832		Schering-Plough Corp	2,735,504
5,004		Sherwin-Williams Co	301,041
16,199		Valspar Corp	445,634
127,916		Wyeth	6,214,159

		TOTAL CHEMICALS AND ALLIED PRODUCTS	44,348,311

COAL MINING - 0.01%
2,145		Arch Coal, Inc	47,469

		TOTAL COAL MINING	47,469

COMMUNICATIONS - 8.03%
523,547		AT&T, Inc	14,141,004
6,880		Cablevision Systems Corp (Class A)	163,400
100,853		CBS Corp (Class B)	1,215,279
58,639		CenturyTel, Inc	1,970,270
242,176		Comcast Corp (Class A)	4,090,352
103,061	*	DISH Network Corp (Class A)	1,984,954
217	*	Liberty Global, Inc (Series C)	4,874
7,754	*	Liberty Media Corp - Capital (Series A)	162,214
33,761	*	Liberty Media Corp - Entertainment (Series A)	1,050,305
77,835	*	Liberty Media Holding Corp (Interactive A)	853,850
284,552		Qwest Communications International, Inc	1,084,143
411,246	*	Sprint Nextel Corp	1,624,422
5,860		Time Warner Cable, Inc	252,507
2,566	*	US Cellular Corp	100,254
277,101		Verizon Communications, Inc	8,387,847
67,641	*	Viacom, Inc (Class B)	1,896,654
98,221		Windstream Corp	994,979

		TOTAL COMMUNICATIONS	39,977,308

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 13.34%
814,392		Bank of America Corp	$13,779,512
4,248		Bank of Hawaii Corp	176,462
59,162		Bank of New York Mellon Corp	1,715,106
45,040		BB&T Corp	1,226,890
1,428,358		Citigroup, Inc	6,913,253
6,772		Cullen/Frost Bankers, Inc	349,706
62,450		Fifth Third Bancorp	632,619
509		First Citizens Bancshares, Inc (Class A)	80,982
33,192	*	First Horizon National Corp	439,134
59,210		Hudson City Bancorp, Inc	778,612
20,948		Huntington Bancshares, Inc	98,665
400,874		JPMorgan Chase & Co	17,566,298
3,618		M&T Bank Corp	225,474
56,197		Marshall & Ilsley Corp	453,510
20,353		People’s United Financial, Inc	316,693
58,757		PNC Financial Services Group, Inc	2,855,003
85,781		Regions Financial Corp	532,700
33,713		State Street Corp	1,773,304
61,228		SunTrust Banks, Inc	1,380,691
170,991		US Bancorp	3,737,863
402,387		Wells Fargo & Co	11,339,265
6,731		Zions Bancorporation	120,956

		TOTAL DEPOSITORY INSTITUTIONS	66,492,698

ELECTRIC, GAS, AND SANITARY SERVICES - 6.77%
77,700	*	AES Corp	1,151,514
10,439		AGL Resources, Inc	368,184
8,334		Alliant Energy Corp	232,102
1,377		Ameren Corp	34,811
90,654		American Electric Power Co, Inc	2,809,367
16,346		Atmos Energy Corp	460,630
32,289		Centerpoint Energy, Inc	401,352
4,574		Constellation Energy Group, Inc	148,060
31,780		DTE Energy Co	1,116,749
95,050		Duke Energy Corp	1,496,087
57,407		Edison International	1,927,727
3,993		El Paso Corp	41,208
24,479		Energen Corp	1,055,045
12,746		Entergy Corp	1,017,896
42,548		Exelon Corp	2,111,232
30,064		FirstEnergy Corp	1,374,526
28,050		FPL Group, Inc	1,549,202
1,287		Hawaiian Electric Industries, Inc	23,320
16,107		MDU Resources Group, Inc	335,831
570		National Fuel Gas Co	26,112
32,770		Northeast Utilities	777,960
52,310	*	NRG Energy, Inc	1,474,619
13,414		OGE Energy Corp	443,735
62,386		PG&E Corp	2,526,009

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,182		Progress Energy, Inc	$632,069
99,089		Public Service Enterprise Group, Inc	3,115,357
17,400		SCANA Corp	607,260
54,990		Sempra Energy	2,739,052
13,510		Southern Co	427,862
19,244		Southern Union Co	400,083
2,685		TECO Energy, Inc	37,805
35,251		UGI Corp	883,390
7,385		Westar Energy, Inc	144,081
25,995		Wisconsin Energy Corp	1,174,194
34,348		Xcel Energy, Inc	660,856

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	33,725,287

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.26%
85,930	*	Atmel Corp	360,047
43,517	*	Avnet, Inc	1,130,135
13,887		Cooper Industries plc	521,735
15,290		Eaton Corp	865,261
6,594	*	Fairchild Semiconductor International, Inc	67,457
1,037,700		General Electric Co	17,039,034
1,055		Harman International Industries, Inc	35,743
62,444	*	Integrated Device Technology, Inc	422,121
161,850		Intel Corp	3,167,404
13,872	*	JDS Uniphase Corp	98,630
30,290		L-3 Communications Holdings, Inc	2,432,893
122,766	*	Marvell Technology Group Ltd	1,987,582
85,560		Motorola, Inc	734,960
39,844	*	Novellus Systems, Inc	835,927
7,930	*	Tellabs, Inc	54,876
30,002	*	Thomas & Betts Corp	902,460
64,696	*	Vishay Intertechnology, Inc	511,098

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	31,167,363

ENGINEERING AND MANAGEMENT SERVICES - 0.18%
4,969		KBR, Inc	115,728
29,591	*	SAIC, Inc	519,026
8,077	*	Shaw Group, Inc	259,191

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	893,945

FABRICATED METAL PRODUCTS - 0.39%
44,792		Illinois Tool Works, Inc	1,913,066
1,101		Stanley Works	47,002

		TOTAL FABRICATED METAL PRODUCTS	1,960,068

FOOD AND KINDRED PRODUCTS - 2.95%
85,591		Archer Daniels Midland Co	2,500,968
14,888		Bunge Ltd	932,138
15,466		Coca-Cola Co	830,524
39,251		Coca-Cola Enterprises, Inc	840,364
35,970	*	Constellation Brands, Inc (Class A)	544,946
1,219		Corn Products International, Inc	34,766
70,382		Del Monte Foods Co	815,024

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

622	*	Dr Pepper Snapple Group, Inc	$17,883
31,633		General Mills, Inc	2,036,533
6,616		Hershey Co	257,098
40		J.M. Smucker Co	2,120
121,976		Kraft Foods, Inc (Class A)	3,204,309
693		Molson Coors Brewing Co (Class B)	33,735
3,631		Pepsi Bottling Group, Inc	132,314
17,531		PepsiAmericas, Inc	500,685
5,146	*	Ralcorp Holdings, Inc	300,887
19,700		Reynolds American, Inc	877,044
28,610		Sara Lee Corp	318,715
38,459		Tyson Foods, Inc (Class A)	485,737

		TOTAL FOOD AND KINDRED PRODUCTS	14,665,790

FOOD STORES - 0.21%
30,697		Safeway, Inc	605,345
29,854		Supervalu, Inc	449,601

		TOTAL FOOD STORES	1,054,946

FORESTRY - 0.04%
5,080		Rayonier, Inc	207,823

		TOTAL FORESTRY	207,823

FURNITURE AND FIXTURES - 0.01%
4,560		Masco Corp	58,915

		TOTAL FURNITURE AND FIXTURES	58,915

FURNITURE AND HOME FURNISHINGS STORES - 0.08%
24,220		RadioShack Corp	401,325

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	401,325

GENERAL BUILDING CONTRACTORS - 0.61%
37,903		DR Horton, Inc	432,473
2,316		KB Home	38,469
20,651		Lennar Corp (Class A)	294,277
26,665		MDC Holdings, Inc	926,342
108,346	*	Pulte Homes, Inc	1,190,723
6,849	*	Toll Brothers, Inc	133,829

		TOTAL GENERAL BUILDING CONTRACTORS	3,016,113

GENERAL MERCHANDISE STORES - 0.19%
2,134		Family Dollar Stores, Inc	56,338
5,742		JC Penney Co, Inc	193,793
24,407		Macy’s, Inc	446,403
4,748		Wal-Mart Stores, Inc	233,079

		TOTAL GENERAL MERCHANDISE STORES	929,613

HEALTH SERVICES - 0.36%
77,494	*	Coventry Health Care, Inc	1,546,780
1,369	*	Lincare Holdings, Inc	42,781
3,586	*	Pediatrix Medical Group, Inc	196,943

		TOTAL HEALTH SERVICES	1,786,504

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 2.66%
72,186		Annaly Mortgage Management, Inc	$1,309,454
3,250		Apartment Investment & Management Co (Class A)	47,938
5,853		AvalonBay Communities, Inc	425,689
12,308		Boston Properties, Inc	806,789
23,598		Brandywine Realty Trust	260,522
15,121		Camden Property Trust	609,376
5,272		Corporate Office Properties Trust	194,431
3,658		Douglas Emmett, Inc	44,920
122,750		Duke Realty Corp	1,474,227
8,585		Equity Residential	263,560
3,991		Federal Realty Investment Trust	244,928
4,640		Health Care REIT, Inc	193,117
99,818		Host Marriott Corp	1,174,858
82,272		HRPT Properties Trust	618,685
9,600		iShares Russell 1000 Value Index Fund	532,704
25,291		Kimco Realty Corp	329,795
23,128		Mack-Cali Realty Corp	747,728
14,324		Nationwide Health Properties, Inc	443,901
16,048		Plum Creek Timber Co, Inc	491,711
3,661		Public Storage, Inc	275,454
4,241		Regency Centers Corp	157,129
21,005		Simon Property Group, Inc	1,458,376
6,370		Virgin Media, Inc	88,670
9,438		Vornado Realty Trust	607,902
18,241		WABCO Holdings, Inc	383,061
1,475		Weingarten Realty Investors	29,382

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,214,307

HOTELS AND OTHER LODGING PLACES - 0.13%
3,592		Marriott International, Inc (Class A)	99,103
34,604	*	MGM Mirage	416,633
1,570	*	Wynn Resorts Ltd	111,297

		TOTAL HOTELS AND OTHER LODGING PLACES	627,033

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.94%
2,711	*	AGCO Corp	74,905
3,176		Bucyrus International, Inc (Class A)	113,129
28,425		Carlisle Cos, Inc	963,892
1,880		Caterpillar, Inc	96,500
3,759		Diebold, Inc	123,784
48,082		Dover Corp	1,863,658
160,696	*	EMC Corp	2,738,260
24,820	*	Gardner Denver, Inc	865,722
54,715		Hewlett-Packard Co	2,583,095
15,666		ITT Industries, Inc	816,982
14,494		Joy Global, Inc	709,336
55,792		Northrop Grumman Corp	2,887,237
22,515		Pitney Bowes, Inc	559,498
37,336		Raytheon Co	1,791,008

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,661	*	SanDisk Corp	$209,644
26,590	*	Teradata Corp	731,757
2,073	*	Terex Corp	42,973
39,147		Timken Co	917,214
41,076	*	Western Digital Corp	1,500,506

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	19,589,100

INSTRUMENTS AND RELATED PRODUCTS - 1.06%
117,334	*	Boston Scientific Corp	1,242,567
3,557	*	CareFusion Corp	77,543
10,353		Danaher Corp	696,964
10,898		Garmin Ltd	411,291
2,492	*	Hologic, Inc	40,719
425		Kla-Tencor Corp	15,241
17,366	*	Thermo Electron Corp	758,373
99,513		Xerox Corp	770,230
23,403	*	Zimmer Holdings, Inc	1,250,891

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,263,819

INSURANCE AGENTS, BROKERS AND SERVICE - 0.27%
20,438		AON Corp	831,623
26,659		Brown & Brown, Inc	510,786

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,342,409

INSURANCE CARRIERS - 6.75%
45,316		Aetna, Inc	1,261,144
16,359		Allied World Assurance Holdings Ltd	784,087
34,169		American Financial Group, Inc	871,310
571		American National Insurance Co	48,649
12,540	*	Arch Capital Group Ltd	846,952
35,426		Aspen Insurance Holdings Ltd	937,726
25,013		Assurant, Inc	801,917
46,682		Axis Capital Holdings Ltd	1,408,863
72,272		Chubb Corp	3,643,231
40,935		Cigna Corp	1,149,864
9,835		Cincinnati Financial Corp	255,612
424		Everest Re Group Ltd	37,185
31,671		Genworth Financial, Inc (Class A)	378,468
39,197		HCC Insurance Holdings, Inc	1,072,038
21,387	*	Humana, Inc	797,735
76,001		Metlife, Inc	2,893,357
7,630		Old Republic International Corp	92,933
20,035		PartnerRe Ltd	1,541,493
42,750		Prudential Financial, Inc	2,133,653
21,607		Stancorp Financial Group, Inc	872,275
17,628		Torchmark Corp	765,584
6,700		Transatlantic Holdings, Inc	336,139
43,373		Travelers Cos, Inc	2,135,252
144,326		UnitedHealth Group, Inc	3,613,924
88,975		UnumProvident Corp	1,907,624
23,182		Validus Holdings Ltd	598,096
35,274		W.R. Berkley Corp	891,727
32,970	*	WellPoint, Inc	1,561,459

		TOTAL INSURANCE CARRIERS	33,638,297

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

METAL MINING - 0.41%
44,710		Cleveland-Cliffs, Inc	$1,446,816
9,015		Freeport-McMoRan Copper & Gold, Inc (Class B)	618,519

		TOTAL METAL MINING	2,065,335

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
19,574		Hasbro, Inc	543,179
1,518		Jarden Corp	42,610

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	585,789

MISCELLANEOUS RETAIL - 0.83%
83,178		CVS Corp	2,972,782
101,062	*	Office Depot, Inc	669,030
335,115	*	Rite Aid Corp	549,589

		TOTAL MISCELLANEOUS RETAIL	4,191,401

MOTION PICTURES - 1.13%
4,520	*	Discovery Communications, Inc (Class A)	130,583
888	*	Discovery Communications, Inc (Class C)	23,115
124,076		News Corp (Class A)	1,487,671
138,082		Time Warner, Inc	3,974,000

		TOTAL MOTION PICTURES	5,615,369

NONDEPOSITORY INSTITUTIONS - 1.48%
92,643		American Express Co	3,140,598
1,209	*	AmeriCredit Corp	19,090
22,917		Capital One Financial Corp	818,824
69,388		CapitalSource, Inc	301,144
15,828		Chimera Investment Corp	60,463
177,893		Discover Financial Services	2,887,203
14,319	*	SLM Corp	124,862

		TOTAL NONDEPOSITORY INSTITUTIONS	7,352,184

OIL AND GAS EXTRACTION - 7.51%
74,566		Anadarko Petroleum Corp	4,677,525
23,698		Apache Corp	2,176,187
52,361		Chesapeake Energy Corp	1,487,052
20,662	*	Comstock Resources, Inc	828,133
6,950	*	Concho Resources, Inc	252,424
29,160		Devon Energy Corp	1,963,343
29,319	*	Encore Acquisition Co	1,096,531
44,210		ENSCO International, Inc	1,880,693
27,195		EOG Resources, Inc	2,271,054
71,964		Halliburton Co	1,951,664
5,347	*	Nabors Industries Ltd	111,752
72,274	*	National Oilwell Varco, Inc	3,117,178
9,293		Noble Energy, Inc	612,966
91,227		Occidental Petroleum Corp	7,152,196

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

35,182		Patterson-UTI Energy, Inc	$531,248
32,401	*	Pride International, Inc	986,286
732		Range Resources Corp	36,132
18,455		Rowan Cos, Inc	425,757
40,886		Schlumberger Ltd	2,436,806
1,843	*	Seahawk Drilling, Inc	57,299
17,795		Tidewater, Inc	837,967
60,536		XTO Energy, Inc	2,501,348

		TOTAL OIL AND GAS EXTRACTION	37,391,541

PAPER AND ALLIED PRODUCTS - 0.90%
11,594		Bemis Co	300,401
135,035		International Paper Co	3,001,828
4,724		Kimberly-Clark Corp	278,622
11,162		Packaging Corp of America	227,705
23,850		Sonoco Products Co	656,829

		TOTAL PAPER AND ALLIED PRODUCTS	4,465,385

PERSONAL SERVICES - 0.07%
3,236		Cintas Corp	98,083
8,653		Weight Watchers International, Inc	237,438

		TOTAL PERSONAL SERVICES	335,521

PETROLEUM AND COAL PRODUCTS - 10.41%
27,297		Ashland, Inc	1,179,776
197,229		Chevron Corp	13,890,838
142,119		ConocoPhillips	6,418,094
338,656		Exxon Mobil Corp	23,235,189
1,706		Frontier Oil Corp	23,748
5,342		Hess Corp	285,583
92,027		Marathon Oil Corp	2,935,661
43,390		Murphy Oil Corp	2,497,962
27,955		Tesoro Corp	418,766
51,931		Valero Energy Corp	1,006,942

		TOTAL PETROLEUM AND COAL PRODUCTS	51,892,559

PIPELINES, EXCEPT NATURAL GAS - 0.00%**
81		Spectra Energy Corp	1,534

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,534

PRIMARY METAL INDUSTRIES - 0.69%
3,619		Alcoa, Inc	47,481
1,830	*	CommScope, Inc	54,772
45,985		Corning, Inc	704,030
2,405		Hubbell, Inc (Class B)	101,010
15,579		Nucor Corp	732,369
160		Schnitzer Steel Industries, Inc (Class A)	8,520
92,796		Steel Dynamics, Inc	1,423,490
8,891		United States Steel Corp	394,494

		TOTAL PRIMARY METAL INDUSTRIES	3,466,166

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.17%
13,401		McGraw-Hill Cos, Inc	$336,901
23,941		R.R. Donnelley & Sons Co	508,986

		TOTAL PRINTING AND PUBLISHING	845,887

RAILROAD TRANSPORTATION - 1.23%
13,185		Burlington Northern Santa Fe Corp	1,052,559
30,462		CSX Corp	1,275,139
47,946		Norfolk Southern Corp	2,066,952
29,555		Union Pacific Corp	1,724,534

		TOTAL RAILROAD TRANSPORTATION	6,119,184

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.25%
13,611		Newell Rubbermaid, Inc	213,557
52,301		Sealed Air Corp	1,026,669

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,240,226

SECURITY AND COMMODITY BROKERS - 3.27%
1,930		BlackRock, Inc	418,463
11,788		Broadridge Financial Solutions, Inc	236,939
2,967		CME Group, Inc	914,400
544		Franklin Resources, Inc	54,726
55,378		Goldman Sachs Group, Inc	10,208,934
18,878	*	Investment Technology Group, Inc	527,074
7,212		Janus Capital Group, Inc	102,266
104,191		Morgan Stanley	3,217,418
80	*	Nasdaq Stock Market, Inc	1,684
25,374		Raymond James Financial, Inc	590,707

		TOTAL SECURITY AND COMMODITY BROKERS	16,272,611

TEXTILE MILL PRODUCTS - 0.09%
8,932	*	Mohawk Industries, Inc	425,967

		TOTAL TEXTILE MILL PRODUCTS	425,967

TOBACCO PRODUCTS - 0.08%
5,660		Lorillard, Inc	420,538

		TOTAL TOBACCO PRODUCTS	420,538

TRANSPORTATION BY AIR - 0.32%
4,275		Copa Holdings S.A. (Class A)	190,195
18,917		FedEx Corp	1,422,936

		TOTAL TRANSPORTATION BY AIR	1,613,131

TRANSPORTATION EQUIPMENT - 2.00%
13,234		Autoliv, Inc	444,662
15,333		Boeing Co	830,282
283,608	*	Ford Motor Co	2,044,814
52,518		General Dynamics Corp	3,392,663
50,198		Oshkosh Truck Corp	1,552,624
32,581	*	TRW Automotive Holdings Corp	545,732
19,653		United Technologies Corp	1,197,457

		TOTAL TRANSPORTATION EQUIPMENT	10,008,234

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.05%
16,960		UTI Worldwide, Inc	$245,581

		TOTAL TRANSPORTATION SERVICES	245,581

WATER TRANSPORTATION - 0.01%
1,628		Teekay Corp	35,604

		TOTAL WATER TRANSPORTATION	35,604

WHOLESALE TRADE-DURABLE GOODS - 1.15%
53,249	*	Arrow Electronics, Inc	1,498,959
87,499	*	Ingram Micro, Inc (Class A)	1,474,359
34,305		Reliance Steel & Aluminum Co	1,460,021
7,086	*	Tech Data Corp	294,848
34,026	*	WESCO International, Inc	979,949

		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,708,136

WHOLESALE TRADE-NONDURABLE GOODS - 0.52%
7,429		Airgas, Inc	359,341
6,697		Cardinal Health, Inc	179,480
2,819	*	Central European Distribution Corp	92,350
1,338	*	Dean Foods Co	23,803
43,915	*	Endo Pharmaceuticals Holdings, Inc	993,796
27,414		Terra Industries, Inc	950,442

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,599,212

		TOTAL COMMON STOCKS	498,635,546

		(Cost $462,691,635)

		TOTAL INVESTMENTS - 100.10%	498,635,546
		(Cost $462,691,635)
		OTHER ASSETS AND LIABILITIES, NET - (0.10)%	(501,824)

		NET ASSETS - 100.00%	$498,133,722

		The following abbreviations are used in portfolio descriptions:
	plc	Public Limited Company

	*	Non-income producing.
	**	Percent represents less than 0.01%.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.67%

AMUSEMENT AND RECREATION SERVICES - 0.89%
2,420	*	Electronic Arts, Inc	$46,101
224,014		Walt Disney Co	6,151,424

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,197,525

APPAREL AND ACCESSORY STORES - 0.74%
12,033		American Eagle Outfitters, Inc	202,876
2,243	*	AnnTaylor Stores Corp	35,641
1,450		Cato Corp (Class A)	29,421
1,936	*	Charming Shoppes, Inc	9,506
7,029	*	Chico’s FAS, Inc	91,377
8,780		Foot Locker, Inc	104,921
78,943		Gap, Inc	1,689,381
29,122	*	Kohl’s Corp	1,661,410
42,078		Limited Brands, Inc	714,905
19,232		Nordstrom, Inc	587,345
1,873		Stage Stores, Inc	24,274

		TOTAL APPAREL AND ACCESSORY STORES	5,151,057

APPAREL AND OTHER TEXTILE PRODUCTS - 0.79%
77		Columbia Sportswear Co	3,169
4,748		Liz Claiborne, Inc	23,408
71,272		Nike, Inc (Class B)	4,611,299
5,265		Phillips-Van Heusen Corp	225,289
2,141		Polo Ralph Lauren Corp (Class A)	164,043
6,910		VF Corp	500,491

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,527,699

AUTO REPAIR, SERVICES AND PARKING - 0.06%
4,680	*	Dollar Thrifty Automotive Group, Inc	115,081
10,649	*	Hertz Global Holdings, Inc	115,330
1,721		Ryder System, Inc	67,222
3,199	*	Wright Express Corp	94,402

		TOTAL AUTO REPAIR, SERVICES AND PARKING	392,035

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
533		Advance Auto Parts	20,936
5,013	*	Autozone, Inc	733,001
8,078	*	Carmax, Inc	168,830
2,041	*	Copart, Inc	67,782
2,611	*	Rush Enterprises, Inc (Class A)	33,734

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,024,283

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.17%
2,717		Fastenal Co	$105,148
198,407		Home Depot, Inc	5,285,562
135,436		Lowe’s Cos, Inc	2,836,030

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,226,740

BUSINESS SERVICES - 7.19%
36,096	*	3Com Corp	188,782
6,044	*	3D Systems Corp	55,786
626		Administaff, Inc	16,445
50,030	*	Adobe Systems, Inc	1,652,991
10,789	*	Akamai Technologies, Inc	212,328
6,174	*	Alliance Data Systems Corp	377,108
36,440	*	Art Technology Group, Inc	140,658
17,790	*	Autodesk, Inc	423,402
109,572		Automatic Data Processing, Inc	4,306,180
49	*	Avocent Corp	993
1,800	*	Blackboard, Inc	68,004
3,880	*	Blue Coat Systems, Inc	87,649
15,700	*	BPZ Energy, Inc	118,064
305		Brink’s Co	8,208
4,688	*	Ciber, Inc	18,752
11,750	*	Cogent, Inc	118,675
600		Cognex Corp	9,828
15,948	*	Compuware Corp	116,899
9,356	*	COMSYS IT Partners, Inc	59,878
2,053	*	CSG Systems International, Inc	32,869
8,976	*	Deltek, Inc	69,025
2,857		Deluxe Corp	48,855
6,173	*	DivX, Inc	33,705
11,638	*	DST Systems, Inc	521,382
16,116		Earthlink, Inc	135,536
105,983	*	eBay, Inc	2,502,259
830	*	Ebix, Inc	45,949
21,431	*	Expedia, Inc	513,272
3,385		Fair Isaac Corp	72,744
149	*	Gartner, Inc	2,722
989	*	Gerber Scientific, Inc	5,914
20,980	*	Google, Inc (Class A)	10,402,933
295	*	Hudson Highland Group, Inc	897
1,420		iGate Corp	12,184
23,057		IMS Health, Inc	353,925
11,824	*	Informatica Corp	266,986
42,677		Innovative Solutions & Support, Inc	213,812
1,537		Interactive Data Corp	40,285
5,595	*	Internap Network Services Corp	17,960
400	*	inVentiv Health, Inc	6,692
3,346		Ipass, Inc	4,617
9,529	*	Iron Mountain, Inc	254,043
8,973		Jack Henry & Associates, Inc	210,596
6,848	*	Lamar Advertising Co (Class A)	187,909
12,417	*	Lawson Software, Inc	77,482

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,066	*	Lionbridge Technologies	$5,372
3,792	*	Liquidity Services, Inc	39,133
7,600	*	Magma Design Automation, Inc	15,884
3,859		Manpower, Inc	218,844
6,347		Marchex, Inc (Class B)	31,164
7,427	*	Mentor Graphics Corp	69,145
610,249		Microsoft Corp	15,799,348
5,413	*	ModusLink Global Solutions, Inc	43,791
77,732	*	MoneyGram International, Inc	244,078
13,091	*	Monster Worldwide, Inc	228,831
685	*	MPS Group, Inc	7,206
12,062	*	Network Equipment Technologies, Inc	87,208
22,052		NIC, Inc	196,042
47,902	*	Novell, Inc	216,038
57,776		Omnicom Group, Inc	2,134,245
1,800	*	Omniture, Inc	38,592
2,100	*	PDF Solutions, Inc	7,329
2,681		Pegasystems, Inc	92,575
1,100		QAD, Inc	5,005
17,622	*	Radisys Corp	153,135
8,052	*	RealNetworks, Inc	29,953
14,919	*	Red Hat, Inc	412,361
16,241		Robert Half International, Inc	406,350
8,479	*	S1 Corp	52,400
7,589	*	Salesforce.com, Inc	432,042
16,509	*	Sapient Corp	132,732
8,703	*	Smith Micro Software, Inc	107,569
3,590	*	SonicWALL, Inc	30,156
74,810	*	Sun Microsystems, Inc	680,023
3,652	*	Sybase, Inc	142,063
86,852	*	Symantec Corp	1,430,452
3,047	*	Synchronoss Technologies, Inc	37,996
25,055	*	TIBCO Software, Inc	237,772
10,213	*	TNS, Inc	279,836
31,564		Total System Services, Inc	508,496
2,880	*	TradeStation Group, Inc	23,472
3,040	*	Ultimate Software Group, Inc	87,309
5,036		United Online, Inc	40,489
5,055	*	Vasco Data Security International	37,508
457		Viad Corp	9,099
89,150	*	Yahoo!, Inc	1,587,762

		TOTAL BUSINESS SERVICES	50,353,988

CHEMICALS AND ALLIED PRODUCTS - 12.73%
50,508		Abbott Laboratories	2,498,631
50,877		Air Products & Chemicals, Inc	3,947,038
1,000		Alberto-Culver Co	27,680
3,462	*	Alexion Pharmaceuticals, Inc	154,197
12,000	*	Alexza Pharmaceuticals, Inc	27,000
2,038	*	Alkermes, Inc	18,729
119,116	*	Amgen, Inc	7,174,357
1,650	*	Amicus Therapeutics, Inc	14,438
1,775	*	Arena Pharmaceuticals, Inc	7,934
828	*	Array Biopharma, Inc	1,971
2,400	*	Auxilium Pharmaceuticals, Inc	82,104

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26,412		Avery Dennison Corp	$951,096
30,703		Avon Products, Inc	1,042,674
675		Balchem Corp	17,753
13,053	*	Biodel, Inc	70,095
37,774	*	Biogen Idec, Inc	1,908,342
8,101	*	BioMarin Pharmaceuticals, Inc	146,466
8,002	*	BioMimetic Therapeutics, Inc	97,704
259,364		Bristol-Myers Squibb Co	5,840,877
4,139	*	Calgon Carbon Corp	61,381
2,940	*	Cambrex Corp	18,522
2,700	*	Caraco Pharmaceutical Laboratories Ltd	13,743
3,549	*	Cell Genesys, Inc	1,235
1,130		Church & Dwight Co, Inc	64,116
8,607		Clorox Co	506,264
69,787		Colgate-Palmolive Co	5,323,352
3,345	*	Cypress Bioscience, Inc	27,329
13,313	*	Dendreon Corp	372,631
50,126	*	Durect Corp	133,836
50,422		Ecolab, Inc	2,331,009
533		Estee Lauder Cos (Class A)	19,764
32,004	*	Genzyme Corp	1,815,587
3,741	*	Geron Corp	24,541
115,633	*	Gilead Sciences, Inc	5,386,185
13,714		H.B. Fuller Co	286,623
10,929	*	Human Genome Sciences, Inc	205,684
6,587	*	Idexx Laboratories, Inc	329,350
2,774		Innophos Holdings, Inc	51,319
6,627	*	Inverness Medical Innovations, Inc	256,664
4,662	*	Invitrogen Corp	217,016
73,636	*	Javelin Pharmaceuticals, Inc	143,590
218,126		Johnson & Johnson	13,281,691
8,526		Lubrizol Corp	609,268
980	*	MAP Pharmaceuticals, Inc	10,251
230,704		Merck & Co, Inc	7,297,167
3,919		Minerals Technologies, Inc	186,388
4,050	*	Molecular Insight Pharmaceuticals, Inc	22,397
8,240		Nalco Holding Co	168,838
5,898	*	Neurocrine Biosciences, Inc	17,989
6,130	*	Omnova Solutions, Inc	39,722
419	*	OraSure Technologies, Inc	1,215
10,130	*	Orexigen Therapeutics, Inc	99,781
3,207		PDL BioPharma, Inc	25,271
4,530	*	Penwest Pharmaceuticals Co	9,468
12,492		Perrigo Co	424,603
3,248	*	Pharmasset, Inc	68,663
4,057	*	PharMerica Corp	75,338
9,525	*	Pozen, Inc	70,104
60,078		Praxair, Inc	4,907,772
233,189		Procter & Gamble Co	13,506,306
3,084	*	Progenics Pharmaceuticals, Inc	16,160
10,125		RPM International, Inc	187,211
10,871	*	Salix Pharmaceuticals Ltd	231,117
131,382		Schering-Plough Corp	3,711,542
5,694		Sensient Technologies Corp	158,122
11,390	*	SIGA Technologies, Inc	89,867
30,110		Sigma-Aldrich Corp	1,625,338

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,886	*	SuperGen, Inc	$5,036
8,040	*	Synta Pharmaceuticals Corp	24,924
1,710	*	United Therapeutics Corp	83,773
3,191	*	USANA Health Sciences, Inc	108,845
7,555		Valspar Corp	207,838
4,030	*	Vertex Pharmaceuticals, Inc	152,737

		TOTAL CHEMICALS AND ALLIED PRODUCTS	89,043,569

COMMUNICATIONS - 4.58%
20,866		Alaska Communications Systems Group, Inc	193,011
381	*	Anixter International, Inc	15,282
16,042	*	Centennial Communications Corp	128,015
41,492		CenturyTel, Inc	1,394,131
103,467	*	DIRECTV Group, Inc	2,853,620
5,670		Entercom Communications Corp (Class A)	28,917
51,464	*	Entravision Communications Corp (Class A)	89,033
1,898	*	Equinix, Inc	174,616
180,831	*	FiberTower Corp	195,297
2,900		Fisher Communications, Inc	52,722
158,445		Frontier Communications Corp	1,194,675
50,906		Gray Television, Inc	118,102
31,291	*	ICO Global Communications Holdings Ltd (Class A)	26,910
3,269	*	iPCS, Inc	56,881
17,895	*	Leap Wireless International, Inc	349,847
43,155	*	Liberty Global, Inc (Class A)	974,008
48,257	*	Liberty Media Corp - Capital (Series A)	1,009,536
94,113	*	Liberty Media Corp - Entertainment (Series A)	2,927,855
74,095	*	Liberty Media Holding Corp (Interactive A)	812,822
29,856	*	Lin TV Corp (Class A)	141,219
13,472	*	Mediacom Communications Corp (Class A)	77,599
22,820	*	MetroPCS Communications, Inc	213,595
2,408	*	NeuStar, Inc (Class A)	54,421
16,370	*	NII Holdings, Inc (Class B)	490,773
3,739		NTELOS Holdings Corp	66,031
266,830		Qwest Communications International, Inc	1,016,622
20,886		Scripps Networks Interactive (Class A)	771,738
388,613	*	Sprint Nextel Corp	1,535,021
13,691	*	SureWest Communications	170,042
2,435	*	Switch & Data Facilities Co, Inc	33,140
8,709	*	Syniverse Holdings, Inc	152,408
10,850	*	Terremark Worldwide, Inc	67,487
59,039		Time Warner Cable, Inc	2,543,991
14,925	*	TiVo, Inc	154,623
265,160		Verizon Communications, Inc	8,026,394
104,362	*	Viacom, Inc (Class B)	2,926,310
105,497		Windstream Corp	1,068,685

		TOTAL COMMUNICATIONS	32,105,379

DEPOSITORY INSTITUTIONS - 5.28%
1,100		Associated Banc-Corp	12,562
2,836		Bank of Hawaii Corp	117,807
133,778		Bank of New York Mellon Corp	3,878,224
30,970		BankAtlantic Bancorp Inc (Class A)	89,813
82,938		BB&T Corp	2,259,231

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,245		City National Corp	$204,188
19,093		Comerica, Inc	566,489
111,160		Fifth Third Bancorp	1,126,051
24,026	*	First Horizon National Corp	317,865
1,300		First Midwest Bancorp, Inc	14,651
36,115	*	Flagstar Bancorp, Inc	37,198
2,850		Fulton Financial Corp	20,976
28,656		Hudson City Bancorp, Inc	376,826
55,830		Keycorp	362,895
17,172		M&T Bank Corp	1,070,159
31,618		Marshall & Ilsley Corp	255,157
6,636	*	Metavante Technologies, Inc	228,809
24,683		New York Community Bancorp, Inc	281,880
3,790		NewAlliance Bancshares, Inc	40,553
26,071		Northern Trust Corp	1,516,289
3,640		Old National Bancorp	40,768
3,430		People’s United Financial, Inc	53,371
55,593		PNC Financial Services Group, Inc	2,701,264
10,833		Popular, Inc	30,657
8,893		Provident Financial Services, Inc	91,509
100,894		Regions Financial Corp	626,552
1,650		South Financial Group, Inc	2,426
58,800		State Street Corp	3,092,880
53,553		SunTrust Banks, Inc	1,207,620
3,610	*	SVB Financial Group	156,205
16,641		Synovus Financial Corp	62,404
50,236		UCBH Holdings, Inc	40,189
207,715		US Bancorp	4,540,650
840		Washington Federal, Inc	14,162
650		Webster Financial Corp	8,106
408,630		Wells Fargo & Co	11,515,194
2,527		Zions Bancorporation	45,410

		TOTAL DEPOSITORY INSTITUTIONS	37,006,990

EATING AND DRINKING PLACES - 1.39%
9,927	*	AFC Enterprises	83,585
1,289		Bob Evans Farms, Inc	37,458
17,257		Darden Restaurants, Inc	588,981
117,827		McDonald’s Corp	6,724,388
700		O’Charleys, Inc	6,559
200	*	Ruby Tuesday, Inc	1,684
3,040	*	Sonic Corp	33,622
89,751	*	Starbucks Corp	1,853,359
12,900		Yum! Brands, Inc	435,504

		TOTAL EATING AND DRINKING PLACES	9,765,140

EDUCATIONAL SERVICES - 0.02%
986	*	ITT Educational Services, Inc	108,864

		TOTAL EDUCATIONAL SERVICES	108,864

ELECTRIC, GAS, AND SANITARY SERVICES - 6.35%
90,168	*	AES Corp	1,336,290
27,180		AGL Resources, Inc	958,639

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

25,257		Alliant Energy Corp	$703,407
22,232		Aqua America, Inc	392,172
23,679		Atmos Energy Corp	667,274
55,504		Avista Corp	1,122,291
22,750	*	Calpine Corp	262,080
34,330		Centerpoint Energy, Inc	426,722
5,970		Central Vermont Public Service Corp	115,221
3,626		CH Energy Group, Inc	160,668
43,100	*	Clean Energy Fuels Corp	621,071
63,363		Cleco Corp	1,589,144
66,919		Consolidated Edison, Inc	2,739,664
67,633		Crosstex Energy, Inc	357,102
34,996		Edison International	1,175,166
109,854		El Paso Corp	1,133,693
8,301		Energen Corp	357,773
58,426		FPL Group, Inc	3,226,867
62,738		Hawaiian Electric Industries, Inc	1,136,813
53,568		Idacorp, Inc	1,542,223
1,741		ITC Holdings Corp	79,128
4,643		Laclede Group, Inc	149,319
12,084		MGE Energy, Inc	440,824
47,061		National Fuel Gas Co	2,155,864
4,389		New Jersey Resources Corp	159,365
16,711		Nicor, Inc	611,455
117,945		NiSource, Inc	1,638,256
27,172		Northeast Utilities	645,063
4,127		Northwest Natural Gas Co	171,931
27,598	*	NRG Energy, Inc	777,988
24,079		NSTAR	766,194
75,074		NV Energy, Inc	870,108
89,866		OGE Energy Corp	2,972,767
124,594		Pepco Holdings, Inc	1,853,959
20,153		PG&E Corp	815,995
27,408		Piedmont Natural Gas Co, Inc	656,148
51,767		PPL Corp	1,570,611
45,870		Public Service Enterprise Group, Inc	1,442,153
48,037		Questar Corp	1,804,270
21,989		Resource America, Inc (Class A)	105,767
27,940		Sempra Energy	1,391,691
4,988		SJW Corp	113,976
12,727		South Jersey Industries, Inc	449,263
4,683		Southwest Gas Corp	119,791
10,634		UGI Corp	266,488
4,960		UIL Holdings Corp	130,894
14,518		WGL Holdings, Inc	481,127
102,242		Williams Cos, Inc	1,827,065

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	44,491,740

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.67%
35,067	*	Adaptec, Inc	117,124
5,880	*	Advanced Energy Industries, Inc	83,731
51,580	*	Advanced Micro Devices, Inc	291,943
42,698		Ametek, Inc	1,490,587
2,880	*	Anadigics, Inc	13,565
7,027	*	Avnet, Inc	182,491

TIAA-CREF FUNDS- Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,942		Baldor Electric Co	$107,774
2,614	*	Benchmark Electronics, Inc	47,052
505,105	*	Cisco Systems, Inc	11,890,171
5,533	*	Conexant Systems, Inc	15,160
8,143	*	Cree, Inc	299,255
1,600		CTS Corp	14,880
3,700	*	Dolby Laboratories, Inc (Class A)	141,303
1,190	*	DTS, Inc	32,582
12,147		Eaton Corp	687,399
1,559	*	Energy Conversion Devices, Inc	18,053
3,735	*	Evergreen Solar, Inc	7,171
13,951	*	Finisar Corp	135,048
7,884	*	First Solar, Inc	1,205,148
3,111	*	FuelCell Energy, Inc	13,284
9,460	*	GrafTech International Ltd	139,062
1,329	*	Greatbatch, Inc	29,863
2,255		Harman International Industries, Inc	76,399
10,982	*	Harmonic, Inc	73,360
8,524	*	Hutchinson Technology, Inc	60,520
506,663		Intel Corp	9,915,395
2,905	*	InterDigital, Inc	67,280
2,007		Lincoln Electric Holdings, Inc	95,232
11,150	*	Loral Space & Communications, Inc	306,402
556		LSI Industries, Inc	3,697
57,650	*	LSI Logic Corp	316,499
57,443	*	Micron Technology, Inc	471,033
265,182		Motorola, Inc	2,277,913
26,577	*	NetApp, Inc	709,074
35,732	*	ON Semiconductor Corp	294,789
12,666	*	Oplink Communications, Inc	183,910
7,198		Plantronics, Inc	192,978
183	*	PLX Technology, Inc	617
9,781	*	Polycom, Inc	261,642
2,828	*	Power-One, Inc	5,515
29,726	*	Powerwave Technologies, Inc	47,562
11,185	*	QLogic Corp	192,382
13,942	*	Quantum Fuel Systems Technologies Worldwide, Inc	18,543
11,334	*	RF Micro Devices, Inc	61,544
11,454	*	Silicon Storage Technology, Inc	27,719
338,196	*	Sirius XM Radio, Inc	214,754
10,177	*	Skyworks Solutions, Inc	134,743
3,292	*	Sunpower Corp (Class A)	98,398
7,773	*	Sycamore Networks, Inc	23,474
23,453	*	Symmetricom, Inc	121,487
2,770	*	Synaptics, Inc	69,804
7,020	*	Tekelec	115,339
6,401		Teleflex, Inc	309,232
35,417	*	Tellabs, Inc	245,086
193,978		Texas Instruments, Inc	4,595,339
9,427	*	Thomas & Betts Corp	283,564
23,218	*	Triquint Semiconductor, Inc	179,243
2,358	*	TTM Technologies, Inc	27,046
13,011	*	Valence Technology, Inc	23,420
1,000		Vicor Corp	7,720
1,685		Whirlpool Corp	117,883
19,768		Xilinx, Inc	462,967

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,944	*	Zix Corp	$24,077
1,396	*	Zoltek Cos, Inc	14,658

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	39,690,885

ENGINEERING AND MANAGEMENT SERVICES - 0.94%
103,400		Accenture plc	3,853,717
3,523	*	Amylin Pharmaceuticals, Inc	48,230
5,260	*	Ariad Pharmaceuticals, Inc	11,677
4,094	*	Celera Corp	25,506
805		Corporate Executive Board Co	20,045
353	*	Gen-Probe, Inc	14,628
7,023	*	Hewitt Associates, Inc (Class A)	255,848
14,939	*	Incyte Corp	100,838
8,839	*	Isis Pharmaceuticals, Inc	128,784
400	*	Maxygen, Inc	2,676
2,746	*	Navigant Consulting, Inc	37,071
41,402		Paychex, Inc	1,202,728
3,875	*	Regeneron Pharmaceuticals, Inc	74,788
235,382	*	Rentech, Inc	381,319
3,623	*	Savient Pharmaceuticals, Inc	55,070
19	*	Symyx Technologies, Inc	126
6,140	*	Tetra Tech, Inc	162,894
7,966	*	VCA Antech, Inc	214,206

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,590,151

FABRICATED METAL PRODUCTS - 0.92%
3,611		Aptargroup, Inc	134,907
18,882		Commercial Metals Co	337,988
837	*	Commercial Vehicle Group, Inc	5,449
7,107		Dynamic Materials Corp	141,856
2,918		Gulf Island Fabrication, Inc	54,683
105,717		Illinois Tool Works, Inc	4,515,174
1,400		Insteel Industries, Inc	16,730
31,942	*	NCI Building Systems, Inc	102,214
5,525		Pentair, Inc	163,098
4,517		Quanex Building Products Corp	64,864
3,025		Snap-On, Inc	105,149
16,361		Stanley Works	698,451
1,496		Valmont Industries, Inc	127,429

		TOTAL FABRICATED METAL PRODUCTS	6,467,992

FOOD AND KINDRED PRODUCTS - 3.72%
43,854		Campbell Soup Co	1,430,517
59,594		General Mills, Inc	3,836,662
45,945		H.J. Heinz Co	1,826,314
1,337	*	Hansen Natural Corp	49,121
25,789		Hershey Co	1,002,161
3,834		J.M. Smucker Co	203,240
68,542		Kellogg Co	3,374,323
184,137		Kraft Foods, Inc (Class A)	4,837,279
1,730		Lancaster Colony Corp	88,697
2,752		McCormick & Co, Inc	93,403
145,189		PepsiCo, Inc	8,516,787

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

221	*	Ralcorp Holdings, Inc	$12,922
67,126		Sara Lee Corp	747,784
1,389		Tootsie Roll Industries, Inc	33,030

		TOTAL FOOD AND KINDRED PRODUCTS	26,052,240

FOOD STORES - 0.26%
315	*	Great Atlantic & Pacific Tea Co, Inc	2,807
31,491		Kroger Co	649,974
48,811		Safeway, Inc	962,552
6,940	*	Whole Foods Market, Inc	211,601

		TOTAL FOOD STORES	1,826,934

FORESTRY - 0.13%
25,386		Weyerhaeuser Co	930,397

		TOTAL FORESTRY	930,397

FURNITURE AND FIXTURES - 0.23%
1,540		Herman Miller, Inc	26,041
11,749		Hill-Rom Holdings, Inc	255,893
3,520		HNI Corp	83,072
3,856	*	Kinetic Concepts, Inc	142,595
17,543		Leggett & Platt, Inc	340,334
57,989		Masco Corp	749,218
1,069	*	Tempur-Pedic International, Inc	20,247

		TOTAL FURNITURE AND FIXTURES	1,617,400

FURNITURE AND HOME FURNISHINGS STORES - 0.29%
23,888	*	Bed Bath & Beyond, Inc	896,756
24,007		Best Buy Co, Inc	900,743
3,890	*	GameStop Corp (Class A)	102,968
1,000	*	Pier 1 Imports, Inc	3,870
5,067		RadioShack Corp	83,960
1,505		Williams-Sonoma, Inc	30,446

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,018,743

GENERAL BUILDING CONTRACTORS - 0.06%
100	*	Amrep Corp	1,320
121	*	Avatar Holdings, Inc	2,299
7,815		Lennar Corp (Class A)	111,364
4,853	*	M/I Homes, Inc	65,952
7,517	*	Pulte Homes, Inc	82,612
48,558	*	Standard-Pacific Corp	179,179

		TOTAL GENERAL BUILDING CONTRACTORS	442,726

GENERAL MERCHANDISE STORES - 1.71%
75,260		Costco Wholesale Corp	4,249,180
24,110		JC Penney Co, Inc	813,713
16,000		Macy’s, Inc	292,640
457	*	Retail Ventures, Inc	2,408

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

101,802		Target Corp	$4,752,117
50,665		TJX Companies, Inc	1,882,205

		TOTAL GENERAL MERCHANDISE STORES	11,992,263

HEALTH SERVICES - 0.54%
1,661	*	Amsurg Corp	35,263
1,680	*	Corvel Corp	47,712
5,478	*	Edwards Lifesciences Corp	382,967
15,297	*	Five Star Quality Care, Inc	55,987
3,186	*	Healthways, Inc	48,810
17,728	*	Laboratory Corp of America Holdings	1,164,730
7,760	*	LCA-Vision, Inc	54,398
7,985	*	LifePoint Hospitals, Inc	216,074
41,909	*	Nektar Therapeutics	408,194
6,226	*	Nighthawk Radiology Holdings, Inc	45,014
24,869		Quest Diagnostics, Inc	1,297,912

		TOTAL HEALTH SERVICES	3,757,061

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
2,642	*	Comverge, Inc	32,259
6,798	*	LB Foster Co (Class A)	207,883
2,100	*	Matrix Service Co	22,827

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	262,969

HOLDING AND OTHER INVESTMENT OFFICES - 1.63%
62,130		Annaly Mortgage Management, Inc	1,127,038
18,230		Anthracite Capital, Inc	19,142
17,100		Anworth Mortgage Asset Corp	134,748
42,984		Ashford Hospitality Trust, Inc	148,725
8,937		Boston Properties, Inc	585,820
9,218		Capstead Mortgage Corp	128,222
3,730		CBL & Associates Properties, Inc	36,181
3,150		Cedar Shopping Centers, Inc	20,318
2,455		Cherokee, Inc	58,846
22,863		Duke Realty Corp	274,585
42,251		Equity Residential	1,297,106
153		FelCor Lodging Trust, Inc	693
10,020		First Industrial Realty Trust, Inc	52,605
19,631		HCP, Inc	564,195
4,822		Health Care REIT, Inc	200,692
66,800		Hersha Hospitality Trust	207,080
863		Highwoods Properties, Inc	27,141
60,853		Host Marriott Corp	716,240
14,102		HRPT Properties Trust	106,047
23,687	*	iStar Financial, Inc	72,008
24,276		Kimco Realty Corp	316,559
2,578		Lexington Corporate Properties Trust	13,148
5,753		Liberty Property Trust	187,145
637		Macerich Co	19,320
4,785		MFA Mortgage Investments, Inc	38,089
2,190		Mid-America Apartment Communities, Inc	98,835
33,594		NorthStar Realty Finance Corp	117,915
1,000		Post Properties, Inc	18,000

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

25,869		Prologis	$308,358
31,052		Public Storage, Inc	2,336,352
23,510		RAIT Investment Trust	69,119
1,630		Regency Centers Corp	60,392
3,440		Resource Capital Corp	18,714
3,242		UDR, Inc	51,029
42,468		Virgin Media, Inc	591,155
14,267		Vornado Realty Trust	918,937
7,013		WABCO Holdings, Inc	147,273
15,111		Weingarten Realty Investors	301,011

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	11,388,783

HOTELS AND OTHER LODGING PLACES - 0.31%
16,697		Choice Hotels International, Inc	518,609
10,915	*	Gaylord Entertainment Co	219,392
18,705	*	Great Wolf Resorts, Inc	66,777
14,627	*	Lodgian, Inc	24,281
7,730		Marcus Corp	98,867
34,420		Marriott International, Inc (Class A)	949,647
9,841		Starwood Hotels & Resorts Worldwide, Inc	325,048

		TOTAL HOTELS AND OTHER LODGING PLACES	2,202,621

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.29%
7,890	*	AGCO Corp	218,001
118,844	*	Allis-Chalmers Energy, Inc	518,160
1,565		Ampco-Pittsburgh Corp	41,613
172,952		Applied Materials, Inc	2,317,557
2,055	*	Astec Industries, Inc	52,341
8,648	*	Axcelis Technologies, Inc	10,378
9,845		Black & Decker Corp	455,725
3,285		Briggs & Stratton Corp	63,762
757		Cascade Corp	20,242
60,435		Caterpillar, Inc	3,102,129
1,693	*	Columbus McKinnon Corp	25,649
22,605	*	Cray, Inc	188,300
28,838		Cummins, Inc	1,292,231
64,266		Deere & Co	2,758,297
217,231	*	Dell, Inc	3,314,945
1,640		Donaldson Co, Inc	56,793
1,851	*	Dril-Quip, Inc	91,884
125,354		Emerson Electric Co	5,024,188
5,176	*	ENGlobal Corp	21,325
3,442	*	Entegris, Inc	17,038
10,690	*	Flotek Industries, Inc	22,021
13,794	*	FMC Technologies, Inc	720,599
400	*	Gardner Denver, Inc	13,952
11,215		Graco, Inc	312,562
221,010		Hewlett-Packard Co	10,433,882
15,553	*	Immersion Corp	66,567
1,629	*	Intermec, Inc	22,969
109,569		International Business Machines Corp	13,105,548
2,132	*	Intevac, Inc	28,654
3,007		John Bean Technologies Corp	54,637
95,577		Johnson Controls, Inc	2,442,948

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,487	*	Lam Research Corp	$324,076
7,744	*	Lexmark International, Inc (Class A)	166,806
1,117		Lufkin Industries, Inc	59,402
9,926		Manitowoc Co, Inc	93,999
6,975		Modine Manufacturing Co	64,658
10,904		Nordson Corp	611,605
2,572	*	Oil States International, Inc	90,354
7,866		Pall Corp	253,914
134,656	*	Quantum Corp	169,667
1,686	*	Safeguard Scientifics, Inc	18,495
305		Sauer-Danfoss, Inc	2,339
62,823		Seagate Technology, Inc	955,538
4,004	*	Semitool, Inc	33,834
4,222	*	Sigma Designs, Inc	61,346
9,316	*	STEC, Inc	273,797
2,438	*	Tecumseh Products Co (Class A)	27,623
17,705		Tennant Co	514,507
2,380	*	Ultratech, Inc	31,487
10,925	*	Varian Medical Systems, Inc	460,270

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	51,028,614

INSTRUMENTS AND RELATED PRODUCTS - 4.52%
1,715	*	Affymetrix, Inc	15,058
35,451	*	Agilent Technologies, Inc	986,601
32,062		Allergan, Inc	1,819,839
377		Analogic Corp	13,957
89,379		Baxter International, Inc	5,095,496
10,252		Beckman Coulter, Inc	706,773
47,193		Becton Dickinson & Co	3,291,712
3,850	*	Bruker BioSciences Corp	41,080
7,400	*	Cardiac Science Corp	29,600
9,136	*	Cepheid, Inc	120,778
55,038		Danaher Corp	3,705,158
17,771		Dentsply International, Inc	613,810
9,828	*	Flir Systems, Inc	274,889
13,551		Garmin Ltd	511,415
12,138		Hillenbrand, Inc	247,251
17,480	*	Hologic, Inc	285,623
4,082	*	Illumina, Inc	173,485
2,798	*	Intuitive Surgical, Inc	733,776
11,291	*	ION Geophysical Corp	39,744
350	*	Itron, Inc	22,449
3,346	*	Ixia	22,954
82	*	L-1 Identity Solutions, Inc	573
4,280	*	LTX-Credence Corp	7,062
146,365		Medtronic, Inc	5,386,231
5,828	*	Millipore Corp	409,883
4,410		Movado Group, Inc	64,077
606	*	OYO Geospace Corp	15,653
381	*	Resmed, Inc	17,221
7,390		Rockwell Automation, Inc	314,814
610	*	Rofin-Sinar Technologies, Inc	14,006
4,723		Roper Industries, Inc	240,779
36,965	*	St. Jude Medical, Inc	1,442,005
6,950		STERIS Corp	211,628

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,367		Techne Corp	$85,506
35,385	*	Thermo Electron Corp	1,545,263
6,368	*	Trimble Navigation Ltd	152,259
11,676	*	Vivus, Inc	122,014
8,007	*	Waters Corp	447,271
106,042		Xerox Corp	820,765
29,345	*	Zimmer Holdings, Inc	1,568,490
800	*	Zygo Corp	5,424

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,622,372

INSURANCE AGENTS, BROKERS AND SERVICE - 0.47%
42,038		AON Corp	1,710,525
25,878	*	Crawford & Co (Class B)	114,122
50,191		Hartford Financial Services Group, Inc	1,330,062
11,873	*	National Financial Partners Corp	103,533

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,258,242

INSURANCE CARRIERS - 4.44%
59,888		Aetna, Inc	1,666,683
87,724		Aflac, Inc	3,749,324
72	*	Alleghany Corp	18,652
1,240		American Physicians Capital, Inc	35,724
2,918	*	Arch Capital Group Ltd	197,082
21,014		Aspen Insurance Holdings Ltd	556,241
15,844		Assurant, Inc	507,959
3,844	*	Catalyst Health Solutions, Inc	112,053
6,345	*	Centene Corp	120,174
81,463		Chubb Corp	4,106,549
62,820		Cincinnati Financial Corp	1,632,692
7,730		Endurance Specialty Holdings Ltd	281,913
5,095		Erie Indemnity Co (Class A)	190,859
60,661		Genworth Financial, Inc (Class A)	724,899
3,915		Hanover Insurance Group, Inc	161,807
17,707	*	Humana, Inc	660,471
52,139		Lincoln National Corp	1,350,921
802	*	Markel Corp	264,516
4,448	*	Molina Healthcare, Inc	92,029
19,700		Montpelier Re Holdings Ltd	321,504
1,767		Odyssey Re Holdings Corp	114,519
28,452		Phoenix Cos, Inc	92,469
9,265		Platinum Underwriters Holdings Ltd	332,058
3,089		PMI Group, Inc	13,128
49,375		Principal Financial Group	1,352,381
121,081		Progressive Corp	2,007,523
7,015		Protective Life Corp	150,261
7,470		Radian Group, Inc	79,033
941		Stancorp Financial Group, Inc	37,988
94,569		Travelers Cos, Inc	4,655,631
35,872		UnumProvident Corp	769,096
18,417		W.R. Berkley Corp	465,582
81,859	*	WellPoint, Inc	3,876,842
20,989		XL Capital Ltd (Class A)	366,468

		TOTAL INSURANCE CARRIERS	31,065,031

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

LEATHER AND LEATHER PRODUCTS - 0.14%
27,152		Coach, Inc	$893,844
2,309		Weyco Group, Inc	52,876

		TOTAL LEATHER AND LEATHER PRODUCTS	946,720

LEGAL SERVICES - 0.01%
2,433	*	FTI Consulting, Inc	103,670

		TOTAL LEGAL SERVICES	103,670

LUMBER AND WOOD PRODUCTS - 0.00%**
6,717	*	Champion Enterprises, Inc	3,090
300		Skyline Corp	6,768

		TOTAL LUMBER AND WOOD PRODUCTS	9,858

METAL MINING - 0.17%
2,358	*	Rosetta Resources, Inc	34,639
24,050		Royal Gold, Inc	1,096,680
6,100	*	Stillwater Mining Co	40,992

		TOTAL METAL MINING	1,172,311

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
7,877		Armstrong World Industries, Inc	271,441
3,340		Callaway Golf Co	25,417
1,145		Daktronics, Inc	9,813
77,300		Mattel, Inc	1,426,958
390	*	Nautilus, Inc	663

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,734,292

MISCELLANEOUS RETAIL - 2.25%
32,113	*	Amazon.com, Inc	2,998,070
658	*	Coldwater Creek, Inc	5,396
148,146		CVS Corp	5,294,738
1,162	*	Dollar Tree, Inc	56,566
5,064	*	GSI Commerce, Inc	97,786
20,463	*	Hibbett Sports, Inc	373,040
4,592	*	HSN, Inc	74,758
315		Nutri/System, Inc	4,807
12,229	*	Office Depot, Inc	80,956
930	*	Overstock.com, Inc	13,643
5,113		Petsmart, Inc	111,208
1,714	*	Priceline.com, Inc	284,215
72,211		Staples, Inc	1,676,739
6,747		Tiffany & Co	259,962
117,727		Walgreen Co	4,411,231

		TOTAL MISCELLANEOUS RETAIL	15,743,115

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MOTION PICTURES - 0.16%
1,457	*	Avid Technology, Inc	$20,529
13,567	*	Discovery Communications, Inc (Class A)	391,951
10,408	*	Discovery Communications, Inc (Class C)	270,920
8,379	*	DreamWorks Animation SKG, Inc (Class A)	298,041
3,481		Regal Entertainment Group (Class A)	42,886
7,584	*	tw telecom inc (Class A)	102,005

		TOTAL MOTION PICTURES	1,126,332

NONDEPOSITORY INSTITUTIONS - 1.28%
148,018		American Express Co	5,017,810
18,999	*	AmeriCredit Corp	299,994
55,880		Capital One Financial Corp	1,996,592
28,896		CapitalSource, Inc	125,409
44,890		CIT Group, Inc	54,317
53,771		Discover Financial Services	872,703
14,580		Federal Agricultural Mortgage Corp (Class C)	109,350
35,105		Medallion Financial Corp	293,478
26,217	*	NewStar Financial, Inc	86,254
1,600	*	PHH Corp	31,744
2,313	*	World Acceptance Corp	58,311

		TOTAL NONDEPOSITORY INSTITUTIONS	8,945,962

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
20,113		AMCOL International Corp	460,387
920		Compass Minerals International, Inc	56,690
7,870	*	General Moly, Inc	24,791
18,683		Vulcan Materials Co	1,010,189

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,552,057

OIL AND GAS EXTRACTION - 6.97%
57,397		Apache Corp	5,270,766
7,741		Atlas America, Inc	209,549
6,616	*	ATP Oil & Gas Corp	118,360
580	*	Atwood Oceanics, Inc	20,457
7,854		Berry Petroleum Co (Class A)	210,330
23,650	*	Boots & Coots, Inc	38,077
3,340	*	Bronco Drilling Co, Inc	21,877
17,495		Cabot Oil & Gas Corp	625,446
35,667	*	Callon Petroleum Co	65,271
18,825	*	Cameron International Corp	711,962
837	*	Carrizo Oil & Gas, Inc	20,498
95,286		Chesapeake Energy Corp	2,706,122
14,611		Cimarex Energy Co	632,949
8,189	*	Complete Production Services, Inc	92,536
6,324	*	Contango Oil & Gas Co	322,903
1,100	*	Continental Resources, Inc	43,087
1,310	*	Dawson Geophysical Co	35,868
69,399	*	Denbury Resources, Inc	1,050,007
77,057		Devon Energy Corp	5,188,247
26,060		Diamond Offshore Drilling, Inc	2,489,251
7,860	*	Encore Acquisition Co	293,964
27,605		ENSCO International, Inc	1,174,317

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

41,208		EOG Resources, Inc	$3,441,280
54,634		Equitable Resources, Inc	2,327,408
4,570	*	EXCO Resources, Inc	85,413
1,383	*	Exterran Holdings, Inc	32,832
8,890	*	Geokinetics, Inc	188,468
8,200	*	Geomet, Inc	13,858
24,632	*	Global Industries Ltd	234,004
2,553	*	GMX Resources, Inc	40,108
8,531	*	Goodrich Petroleum Corp	220,185
23,633		Helmerich & Payne, Inc	934,212
3,600	*	Hercules Offshore, Inc	17,676
50,009	*	Meridian Resource Corp	20,504
20,923	*	Nabors Industries Ltd	437,291
79,671	*	National Oilwell Varco, Inc	3,436,210
17,660	*	Newfield Exploration Co	751,610
42,680		Noble Energy, Inc	2,815,173
2,860	*	Northern Oil And Gas, Inc	24,024
1,457	*	Oceaneering International, Inc	82,685
3,912	*	Parallel Petroleum Corp	12,401
21,861	*	Parker Drilling Co	119,361
39,590	*	PetroHawk Energy Corp	958,474
5,699	*	Petroleum Development Corp	106,343
8,683	*	Petroquest Energy, Inc	56,353
13,000	*	Pioneer Drilling Co	95,420
24,123		Pioneer Natural Resources Co	875,424
27,278	*	Pride International, Inc	830,342
19,410	*	Quicksilver Resources, Inc	275,428
12,994		Range Resources Corp	641,384
4,932	*	Rex Energy Corp	41,182
2,430		RPC, Inc	25,466
1,818	*	Seahawk Drilling, Inc	56,522
24,067		Smith International, Inc	690,723
22,248	*	Southwestern Energy Co	949,545
13,156		St. Mary Land & Exploration Co	427,044
3,305	*	Stone Energy Corp	53,905
46,321	*	Sulphco, Inc	63,460
9,793	*	Swift Energy Co	231,898
15,390	*	Ultra Petroleum Corp	753,494
6,313	*	Unit Corp	260,411
12,073	*	Venoco, Inc	138,960
10,198		W&T Offshore, Inc	119,419
7,741	*	Whiting Petroleum Corp	445,727
100,470		XTO Energy, Inc	4,151,419

		TOTAL OIL AND GAS EXTRACTION	48,824,890

PAPER AND ALLIED PRODUCTS - 0.94%
14,339		Bemis Co	371,523
8,531	*	Buckeye Technologies, Inc	91,538
1,841	*	Domtar Corporation	64,840
2,230		Glatfelter	25,600
32,340		International Paper Co	718,918
60,067		Kimberly-Clark Corp	3,542,751
41,921		MeadWestvaco Corp	935,258
2,117		Rock-Tenn Co (Class A)	99,732
19,164		Sonoco Products Co	527,777

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,530		Temple-Inland, Inc	$189,323
1,674		Wausau Paper Corp	16,740

		TOTAL PAPER AND ALLIED PRODUCTS	6,584,000

PERSONAL SERVICES - 0.02%
5,300		Regis Corp	82,150
1,350		Unifirst Corp	60,008
1,105		Weight Watchers International, Inc	30,321

		TOTAL PERSONAL SERVICES	172,479

PETROLEUM AND COAL PRODUCTS - 1.14%
2,550		Ashland, Inc	110,211
69,800		Hess Corp	3,731,508
130,060		Marathon Oil Corp	4,148,914

		TOTAL PETROLEUM AND COAL PRODUCTS	7,990,633

PIPELINES, EXCEPT NATURAL GAS - 0.57%
212,133		Spectra Energy Corp	4,017,799

		TOTAL PIPELINES, EXCEPT NATURAL GAS	4,017,799

PRIMARY METAL INDUSTRIES - 1.34%
108,212		Alcoa, Inc	1,419,741
5,142		Allegheny Technologies, Inc	179,919
139,024		Corning, Inc	2,128,458
457		Encore Wire Corp	10,209
8,963		Gibraltar Industries, Inc	118,939
5,740	*	Horsehead Holding Corp	67,273
8,210		Hubbell, Inc (Class B)	344,820
52,400	*	Metalico, Inc	218,508
55,948		Nucor Corp	2,630,116
4,390		Olympic Steel, Inc	125,949
33,360		Steel Dynamics, Inc	511,742
12,740		Tredegar Corp	184,730
20,139		United States Steel Corp	893,567
41,206		Worthington Industries, Inc	572,763

		TOTAL PRIMARY METAL INDUSTRIES	9,406,734

PRINTING AND PUBLISHING - 0.49%
5,611	*	ACCO Brands Corp	40,511
11,146		Dun & Bradstreet Corp	839,516
13,473		EW Scripps Co (Class A)	101,048
4,867		Harte-Hanks, Inc	67,311
1,520		John Wiley & Sons, Inc (Class A)	52,866
42,077		Journal Communications, Inc (Class A)	154,843
1,890	*	Lee Enterprises, Inc	5,198
4,910		Meredith Corp	147,005
33,775		New York Times Co (Class A)	274,253
12,660		R.R. Donnelley & Sons Co	269,152
13,835		Standard Register Co	81,350
2,997		Washington Post Co (Class B)	1,402,835

		TOTAL PRINTING AND PUBLISHING	3,435,888

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 1.03%
14,620		Burlington Northern Santa Fe Corp	$1,167,115
61,985		CSX Corp	2,594,692
533	*	Genesee & Wyoming, Inc (Class A)	16,161
10,587	*	Kansas City Southern Industries, Inc	280,450
73,865		Norfolk Southern Corp	3,184,319

		TOTAL RAILROAD TRANSPORTATION	7,242,737

REAL ESTATE - 0.04%
8,458	*	CB Richard Ellis Group, Inc (Class A)	99,297
1,693		Forest City Enterprises, Inc (Class A)	22,635
4,316	*	Forestar Real Estate Group, Inc	74,149
229		Jones Lang LaSalle, Inc	10,848
7,397		Stewart Enterprises, Inc (Class A)	38,686

		TOTAL REAL ESTATE	245,615

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
190	*	Deckers Outdoor Corp	16,122
8,878		Sealed Air Corp	174,275
1,937		Spartech Corp	20,861
3,250		Tupperware Corp	129,740

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	340,998

SECURITY AND COMMODITY BROKERS - 2.81%
16,401		Ameriprise Financial, Inc	595,848
13,120		BlackRock, Inc	2,844,678
14,886		Broadridge Financial Solutions, Inc	299,209
159,316		Charles Schwab Corp	3,050,901
7,911		CME Group, Inc	2,438,091
8,802		Duff & Phelps Corp	168,646
5,278		Eaton Vance Corp	147,731
7,070		Evercore Partners, Inc (Class A)	206,585
7,906		Federated Investors, Inc (Class B)	208,481
38,480		Franklin Resources, Inc	3,871,089
9,981	*	IntercontinentalExchange, Inc	970,053
57,173		Invesco Ltd	1,301,257
153	*	Investment Technology Group, Inc	4,272
13,851		Legg Mason, Inc	429,797
10,870	*	Nasdaq Stock Market, Inc	228,814
32,868		NYSE Euronext	949,557
16,279		SEI Investments Co	320,371
33,589		T Rowe Price Group, Inc	1,535,017
6,457		US Global Investors, Inc (Class A)	79,615

		TOTAL SECURITY AND COMMODITY BROKERS	19,650,012

SOCIAL SERVICES - 0.01%
9,200	*	Capital Senior Living Corp	56,120

		TOTAL SOCIAL SERVICES	56,120

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SPECIAL TRADE CONTRACTORS - 0.05%
1,500		Chemed Corp	$65,835
1,785	*	Layne Christensen Co	57,209
11,456	*	Quanta Services, Inc	253,522

		TOTAL SPECIAL TRADE CONTRACTORS	376,566

STONE, CLAY, AND GLASS PRODUCTS - 1.01%
89,117		3M Co	6,576,835
241		Apogee Enterprises, Inc	3,620
980	*	Cabot Microelectronics Corp	34,163
3,846		CARBO Ceramics, Inc	198,261
11,056		Gentex Corp	156,442
5,360	*	Owens Corning, Inc	120,332

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	7,089,653

TEXTILE MILL PRODUCTS - 0.01%
4,154		Oxford Industries, Inc	81,834

		TOTAL TEXTILE MILL PRODUCTS	81,834

TRANSPORTATION BY AIR - 0.87%
74,916	*	Airtran Holdings, Inc	468,225
13,648	*	Continental Airlines, Inc (Class B)	224,373
44,910	*	Delta Air Lines, Inc	402,394
10,270	*	ExpressJet Holdings, Inc	25,675
45,626		FedEx Corp	3,431,989
71,926	*	JetBlue Airways Corp	430,117
800	*	PHI, Inc	16,224
4,790		Skywest, Inc	79,418
102,664		Southwest Airlines Co	985,574

		TOTAL TRANSPORTATION BY AIR	6,063,989

TRANSPORTATION EQUIPMENT - 1.28%
560		A.O. Smith Corp	21,336
22,105		American Axle & Manufacturing Holdings, Inc	156,503
12,937		ArvinMeritor, Inc	101,167
1,151	*	ATC Technology Corp	22,744
35,792	*	BE Aerospace, Inc	720,851
429		Federal Signal Corp	3,085
317,800	*	Ford Motor Co	2,291,338
1,482	*	Fuel Systems Solutions, Inc	53,337
43,438		Genuine Parts Co	1,653,250
34,003		Harley-Davidson, Inc	782,069
16,524		Harsco Corp	585,115
34,666		Paccar, Inc	1,307,255
31,780	*	Spirit Aerosystems Holdings, Inc (Class A)	573,947
7,881		Superior Industries International, Inc	111,910
23,429	*	Tenneco, Inc	305,514
7,723		Westinghouse Air Brake Technologies Corp	289,844

		TOTAL TRANSPORTATION EQUIPMENT	8,979,265

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.07%
3,663		CH Robinson Worldwide, Inc	$211,538
3,826		Expeditors International Washington, Inc	134,484
6,302	*	Interval Leisure Group, Inc	78,649
14,576	*	Orbitz Worldwide, Inc	90,080

		TOTAL TRANSPORTATION SERVICES	514,751

TRUCKING AND WAREHOUSING - 0.76%
94,688		United Parcel Service, Inc (Class B)	5,347,031

		TOTAL TRUCKING AND WAREHOUSING	5,347,031

WATER TRANSPORTATION - 0.08%
2,390		Alexander & Baldwin, Inc	76,695
9,049	*	Gulfmark Offshore, Inc	296,265
5,913	*	Hornbeck Offshore Services, Inc	162,962

		TOTAL WATER TRANSPORTATION	535,922

WHOLESALE TRADE-DURABLE GOODS - 0.57%
25,354		Agilysys, Inc	167,083
18,420		Barnes Group, Inc	314,798
8,080		BorgWarner, Inc	244,501
8,335		Castle (A.M.) & Co	82,850
8,120	*	Chindex International, Inc	102,150
1,841	*	MWI Veterinary Supply, Inc	73,548
890		Owens & Minor, Inc	40,273
13,907	*	Patterson Cos, Inc	378,966
21,564		Reliance Steel & Aluminum Co	917,764
153	*	Tech Data Corp	6,366
3,750	*	Tyler Technologies, Inc	64,088
16,798		W.W. Grainger, Inc	1,501,068
3,133	*	WESCO International, Inc	90,230

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,983,685

WHOLESALE TRADE-NONDURABLE GOODS - 0.57%
1,181		Airgas, Inc	57,125
6,350	*	Akorn, Inc	8,700
10,683		Allscripts Healthcare Solutions, Inc	216,544
413	*	Clearwater Paper Corp	17,069
1,522	*	Dean Foods Co	27,076
13,375	*	Endo Pharmaceuticals Holdings, Inc	302,676
3,014	*	Henry Schein, Inc	165,499
300		Men’s Wearhouse, Inc	7,410
2,547		Nash Finch Co	69,635
2,716		Spartan Stores, Inc	38,377
125,324		Sysco Corp	3,114,302

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,024,413

		TOTAL COMMON STOCKS	697,909,764

		(Cost $739,597,831)

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

	TOTAL PORTFOLIO - 99.67%	$697,909,764
	(Cost $739,597,831)
	OTHER ASSETS AND LIABILITIES, NET - 0.33%	2,343,876

	NET ASSETS - 100.00%	$700,253,640

The following abbreviations are used in portfolio descriptions:
CPI	Consumer Price Index
plc	Public Limited Company

*	Non-income producing.
**	Percentage represents less than 0.01%.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.09%

FORESTRY - 0.61%
65,000		Rayonier, Inc	$2,659,150

		TOTAL FORESTRY	2,659,150

HOLDING AND OTHER INVESTMENT OFFICES - 98.05%
79,000		Acadia Realty Trust	1,190,530
4,200		Alexander’s, Inc	1,242,696
130,500		Alexandria Real Estate Equities, Inc	7,092,675
195,000		AMB Property Corp	4,475,250
220,000		American Campus Communities, Inc	5,907,000
30,000		Associated Estates Realty Corp	288,600
280,000		AvalonBay Communities, Inc	20,364,400
113,000		BioMed Realty Trust, Inc	1,559,400
415,000		Boston Properties, Inc	27,203,250
245,000		BRE Properties, Inc (Class A)	7,668,500
280,000		CBL & Associates Properties, Inc	2,716,000
80,000		Cedar Shopping Centers, Inc	516,000
95,000		Colonial Properties Trust	924,350
125,000		Corporate Office Properties Trust	4,610,000
360,000		DCT Industrial Trust, Inc	1,839,600
280,000		Developers Diversified Realty Corp	2,587,200
330,000		DiamondRock Hospitality Co	2,673,000
168,100		Digital Realty Trust, Inc	7,683,851
180,000		Douglas Emmett, Inc	2,210,400
111,000		EastGroup Properties, Inc	4,242,420
70,000		Entertainment Properties Trust	2,389,800
75,000		Equity Lifestyle Properties, Inc	3,209,250
690,000		Equity Residential	21,183,000
55,000		Essex Property Trust, Inc	4,376,900
170,000		Extra Space Storage, Inc	1,793,500
187,000		Federal Realty Investment Trust	11,476,190
320,000		FelCor Lodging Trust, Inc	1,449,600
337,000		First Industrial Realty Trust, Inc	1,769,250
96,000		Franklin Street Properties Corp	1,257,600
300,000		Glimcher Realty Trust	1,101,000
123,500	*	Gramercy Capital Corp	300,105
140,000	*,f,m	GSC Capital Corp	0
475,000		HCP, Inc	13,651,500
160,000		Health Care REIT, Inc	6,659,200
120,000		Healthcare Realty Trust, Inc	2,535,600
100,000		Hersha Hospitality Trust	310,000
1,600,000		Host Marriott Corp	18,832,000
74,000		Investors Real Estate Trust	668,960
95,000		Kilroy Realty Corp	2,635,300
1,065,000		Kimco Realty Corp	13,887,600

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

480,000		Kite Realty Group Trust	$2,001,600
125,000		LaSalle Hotel Properties	2,457,500
139,000		Liberty Property Trust	4,521,670
238,000		Macerich Co	7,218,540
423,097		Mission West Properties, Inc	2,847,443
140,000		National Retail Properties, Inc	3,005,800
210,000		Nationwide Health Properties, Inc	6,507,900
130,000		Omega Healthcare Investors, Inc	2,082,600
400,000		Plum Creek Timber Co, Inc	12,256,000
90,000		Post Properties, Inc	1,620,000
39,000		Potlatch Corp	1,109,550
895,000		Prologis	10,668,400
50,000		PS Business Parks, Inc	2,566,000
230,000		Public Storage, Inc	17,305,200
200,000		Realty Income Corp	5,130,000
330,000		Regency Centers Corp	12,226,500
25,000		Saul Centers, Inc	802,500
240,000		Senior Housing Properties Trust	4,586,400
638,000		Simon Property Group, Inc	44,296,340
365,000		SL Green Realty Corp	16,005,250
20,000		Sovran Self Storage, Inc	608,600
245,956	*	Strategic Hotels & Resorts, Inc	637,026
380,000		Sunstone Hotel Investors, Inc	2,698,000
50,000		Tanger Factory Outlet Centers, Inc	1,867,000
630,000		UDR, Inc	9,916,200
300,000		U-Store-It Trust	1,875,000
260,000		Ventas, Inc	10,010,000
400,000		Vornado Realty Trust	25,764,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	429,072,496

NONDEPOSITORY INSTITUTIONS - 0.00%**
211,200	*,f,m	People’s Choice Financial Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	0

REAL ESTATE - 0.43%
658,648		Thomas Properties Group, Inc	1,903,493

		TOTAL REAL ESTATE	1,903,493

		TOTAL COMMON STOCKS	433,635,139

		(Cost $539,664,905)

		TOTAL INVESTMENTS - 99.09%	433,635,139
		(Cost $539,664,905)
		OTHER ASSETS AND LIABILITIES, NET - 0.91%	3,968,298

		NET ASSETS - 100.00%	$437,603,437

	*	Non-income producing.

TIAA-CREF FUNDS - Real Estate Securities Fund

**	Percentage represents less than 0.01%.
f	Restricted security.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES		COMPANY	VALUE

TIAA-CREF FUNDS - 100.06%(a)

20,054,307		TIAA-CREF Bond Plus Fund	$196,131,125
5,555,138		TIAA-CREF Enhanced International Equity Index Fund	37,274,976
6,614,220		TIAA-CREF Enhanced Large-Cap Growth Index Fund	51,392,491
7,276,750		TIAA-CREF Enhanced Large-Cap Value Index Fund	51,664,921
3,736,410		TIAA-CREF Growth & Income Fund	29,256,091
4,645,065		TIAA-CREF International Equity Fund	37,439,223
4,039,630		TIAA-CREF Large-Cap Growth Fund	34,377,253
3,097,506		TIAA-CREF Large-Cap Value Fund	34,506,217
181,358		TIAA-CREF Mid-Cap Growth Fund	2,520,881
193,079		TIAA-CREF Mid-Cap Value Fund	2,681,867
1,590,838		TIAA-CREF Small-Cap Equity Fund	17,531,034

		TOTAL TIAA-CREF FUNDS	494,776,079

		(Cost $512,419,975)

		TOTAL INVESTMENTS - 100.06%	494,776,079
		(Cost $512,419,975)
		OTHER ASSETS AND LIABILITIES, NET - (0.06)%	(287,394)

		NET ASSETS - 100.00%	$494,488,685

	(a)	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 96.03%

CORPORATE BONDS - 27.15%

AGENCY SECURITIES - 2.44%

$ 11,000,000	p	Citigroup Funding, Inc	2.000%	03/30/12	Aaa	$11,120,538
11,000,000	p	Citigroup Funding, Inc	1.880	10/22/12	Aaa	11,021,307
10,000,000	p	Citigroup Funding, Inc	2.250	12/10/12	Aaa	10,134,640
5,000,000	p	General Electric Capital Corp	2.250	03/12/12	Aaa	5,090,295
2,400,000	p	General Electric Capital Corp	2.200	06/08/12	Aaa	2,437,099
16,394,000	p	GMAC, Inc	2.200	12/19/12	Aaa	16,569,023

		TOTAL AGENCY SECURITIES				56,372,902

AMUSEMENT AND RECREATION SERVICES - 0.17%
500,000	g	Speedway Motorsports, Inc	8.750	06/01/16	Ba1	520,000
1,480,000		Walt Disney Co	5.700	07/15/11	A2	1,584,267
178,357		Walt Disney Co	6.380	03/01/12	A2	195,845
1,500,000		Walt Disney Co	4.500	12/15/13	A2	1,600,814

		TOTAL AMUSEMENT AND RECREATION SERVICES				3,900,926

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
500,000		Home Depot, Inc	5.250	12/16/13	Baa1	532,849
925,000		Home Depot, Inc	5.880	12/16/36	Baa1	897,440
425,000		Lowe’s Cos, Inc	8.250	06/01/10	A1	446,056

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				1,876,345

BUSINESS SERVICES - 0.17%
670,000		Daimler Finance North America LLC	5.880	03/15/11	A3	695,271
1,350,000		Daimler Finance North America LLC	5.750	09/08/11	A3	1,417,980
178,357		Daimler Finance North America LLC	7.300	01/15/12	A3	192,411
675,000		Oracle Corp	4.950	04/15/13	A2	730,561
950,000		Oracle Corp	3.750	07/08/14	A2	986,905

		TOTAL BUSINESS SERVICES				4,023,128

CHEMICALS AND ALLIED PRODUCTS - 1.12%
370,000		Abbott Laboratories	5.600	05/15/11	A1	395,913
1,000,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	1,043,388
600,000		Amgen, Inc	5.850	06/01/17	A3	659,917
345,000		Clorox Co	5.450	10/15/12	Baa2	369,726
700,000		Colgate-Palmolive Co	3.150	08/05/15	Aa2	717,886
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	212,496
740,000		Ecolab, Inc	6.880	02/01/11	A2	783,981
1,105,000		EI Du Pont de Nemours & Co	4.130	03/06/13	A2	1,162,708
2,000,000		Eli Lilly & Co	3.550	03/06/12	A1	2,094,420
500,000		Eli Lilly & Co	5.950	11/15/37	A1	568,685
1,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	1,917,120

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 720,000		GlaxoSmithKline Capital, Inc	6.380%	05/15/38	A1	$848,807
900,000		Johnson & Johnson	5.850	07/15/38	Aaa	1,013,000
2,515,000		Novartis Capital Corp	4.130	02/10/14	Aa2	2,655,708
2,150,000		Pfizer, Inc	4.450	03/15/12	Aa2	2,283,775
1,500,000		Pfizer, Inc	6.200	03/15/19	Aa2	1,690,706
1,575,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	Baa1	1,573,195
1,200,000		Praxair, Inc	5.250	11/15/14	A2	1,330,090
2,300,000		Procter & Gamble Co	4.600	01/15/14	Aa3	2,470,879
960,000		Procter & Gamble Co	5.550	03/05/37	Aa3	1,033,778
705,000		Schering-Plough Corp	6.550	09/15/37	Baa1	855,259
178,357		Wyeth	6.950	03/15/11	A3	191,630

		TOTAL CHEMICALS AND ALLIED PRODUCTS				25,873,067

COMMUNICATIONS - 2.65%
390,000		America Movil SAB de C.V.	6.130	11/15/37	A3	394,057
1,900,000		AT&T Corp	7.300	11/15/11	A2	2,104,586
1,075,000		AT&T, Inc	4.950	01/15/13	A2	1,146,165
940,000		AT&T, Inc	6.150	09/15/34	A2	960,658
1,525,000		AT&T, Inc	6.500	09/01/37	A2	1,638,623
1,700,000		AT&T, Inc	6.550	02/15/39	A2	1,853,411
1,875,000		BellSouth Corp	5.200	09/15/14	A2	2,030,038
180,000		BellSouth Corp	6.880	10/15/31	A2	196,800
178,357		British Telecommunications plc	9.130	12/15/10	Baa2	192,033
178,357		CBS Corp	6.630	05/15/11	Baa3	186,834
3,275,000	g	Cellco Partnership	3.750	05/20/11	A2	3,378,906
2,350,000	g	Cellco Partnership	5.550	02/01/14	A2	2,539,600
3,425,000	g	Cellco Partnership	8.500	11/15/18	A2	4,276,564
64,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	Baa1	74,333
330,000		Comcast Corp	5.650	06/15/35	Baa1	319,166
270,000		Comcast Corp	6.500	11/15/35	Baa1	287,708
1,400,000		Comcast Corp	6.550	07/01/39	Baa1	1,496,076
950,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	1,230,272
925,000	g	DirecTV Holdings LLC	4.750	10/01/14	Ba2	925,000
2,500,000	g	DirecTV Holdings LLC	5.880	10/01/19	Ba2	2,484,375
833,357		France Telecom S.A.	7.750	03/01/11	A3	902,338
850,000		France Telecom S.A.	5.380	07/08/19	A3	904,080
400,000		Grupo Televisa S.A.	6.000	05/15/18	Baa1	401,864
1,330,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	1,443,361
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	490,125
90,000		Sprint Capital Corp	8.380	03/15/12	Ba2	92,925
1,000,000		Sprint Capital Corp	8.750	03/15/32	Ba2	945,000
365,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	325,763
1,025,000		Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	1,111,866
550,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	569,131
1,000,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	1,105,087
1,450,000		Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	1,617,972
1,075,000		Telefonica Emisiones SAU	5.880	07/15/19	Baa1	1,168,005
1,000,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	Baa2	1,195,000
1,475,000		Time Warner Cable, Inc	6.200	07/01/13	Baa2	1,606,861
2,300,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,424,998
1,100,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	1,215,236
1,500,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	1,847,895
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	2,508,044
1,250,000		Verizon Communications, Inc	4.350	02/15/13	A3	1,314,165
645,000		Verizon Communications, Inc	8.750	11/01/18	A3	805,766
1,200,000		Verizon Communications, Inc	6.350	04/01/19	A3	1,325,120

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 650,000		Verizon Communications, Inc	6.400%	02/15/38	A3	$694,530
1,475,000		Verizon Communications, Inc	8.950	03/01/39	A3	2,020,698
670,000		Verizon New England, Inc	4.750	10/01/13	Baa2	696,621
1,120,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	1,203,726
178,357		Verizon New York, Inc	6.880	04/01/12	Baa3	193,985
500,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	519,412
850,000		Viacom, Inc	4.380	09/15/14	Baa3	867,980
350,000		Viacom, Inc	6.130	10/05/17	Baa3	374,773
675,000		Vodafone Group plc	4.150	06/10/14	Baa1	693,176
900,000		Vodafone Group plc	5.380	01/30/15	Baa1	964,505

		TOTAL COMMUNICATIONS				61,265,213

DEPOSITORY INSTITUTIONS - 6.09%
575,000		American Express Co	7.000	03/19/18	A3	632,545
1,125,000		American Express Co	8.130	05/20/19	A3	1,330,527
1,010,000		Asian Development Bank/Pasig	4.130	09/15/10	Aaa	1,044,003
1,400,000	g	Banco Bradesco S.A.	6.750	09/29/19	Baa2	1,443,732
178,357		Bank of America Corp	7.400	01/15/11	A3	187,284
5,000,000	p	Bank of America Corp	2.380	06/22/12	Aaa	5,098,345
400,000		Bank of America Corp	4.900	05/01/13	A2	410,067
1,075,000		Bank of America Corp	7.380	05/15/14	A2	1,196,114
1,700,000		Bank of America Corp	6.000	09/01/17	A2	1,719,946
1,750,000		Bank of America Corp	5.750	12/01/17	A2	1,746,810
825,000		Bank of America Corp	7.630	06/01/19	A2	929,603
2,275,000		Bank of America NA	5.300	03/15/17	A1	2,182,433
1,275,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	1,350,161
875,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	945,838
178,357		Bank One Corp	5.900	11/15/11	A1	190,699
2,225,000		Bank One Corp	5.250	01/30/13	A1	2,349,936
825,000		Barclays Bank plc	5.200	07/10/14	Aa3	871,462
350,000	i	BB&T Capital Trust IV	6.820	06/12/57	A2	283,500
1,275,000		BB&T Corp	3.850	07/27/27	A1	1,315,206
1,900,000		Capital One Bank USA NA	8.800	07/15/19	A3	2,196,322
1,100,000		Capital One Capital V	10.250	08/15/39	Baa2	1,215,522
1,480,000		Capital One Financial Corp	5.700	09/15/11	Baa1	1,546,168
750,000		Citigroup, Inc	5.100	09/29/11	A3	771,255
178,357		Citigroup, Inc	6.000	02/21/12	A3	185,280
12,000,000		Citigroup, Inc	2.130	04/30/12	Aaa	12,169,835
1,125,000		Citigroup, Inc	5.300	10/17/12	A3	1,160,719
1,750,000		Citigroup, Inc	5.500	10/15/14	A3	1,747,471
1,100,000		Citigroup, Inc	6.130	05/15/18	A3	1,083,107
1,975,000		Citigroup, Inc	8.500	05/22/19	A3	2,229,449
1,700,000		Citigroup, Inc	6.880	03/05/38	A3	1,705,153
850,000		Citigroup, Inc	8.130	07/15/39	A3	951,481
2,270,000		Credit Suisse	5.000	05/15/13	Aa1	2,402,382
2,150,000		Credit Suisse	5.500	05/01/14	Aa1	2,310,345
1,700,000		Credit Suisse	5.300	08/13/19	Aa1	1,743,090
15,700,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	11,825,443
800,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	852,134
270,000		Golden West Financial Corp	4.750	10/01/12	A1	277,562
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A3	258,587
900,000		HSBC Holdings plc	6.500	09/15/37	A1	973,459
670,000	i	ING Groep NV	5.780	12/30/49	Ba1	428,800
370,000		JPMorgan Chase & Co	7.880	06/15/10	A1	386,826
11,000,000	p	JPMorgan Chase & Co	3.130	12/01/11	Aaa	11,413,962
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	261,076

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,000,000	p	JPMorgan Chase & Co	2.130%	12/26/12	Aaa	$3,040,149
2,000,000		JPMorgan Chase & Co	3.700	01/20/15	Aa3	1,982,362
2,980,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	3,198,509
2,525,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	2,756,611
1,400,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	1,567,360
4,000,000	p	KeyBank NA	3.200	06/15/12	Aaa	4,169,268
500,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	405,349
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	394,949
370,000		National Westminster Bank plc	7.380	10/01/09	Baa3	370,000
3,000,000	p	New York Community Bank	3.000	12/16/11	Aaa	3,088,887
2,800,000		Northern Trust Corp	4.630	05/01/14	A1	2,979,337
1,700,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	1,723,691
1,260,000	g,i	Rabobank Nederland NV	11.000	12/30/49	Aa2	1,543,500
2,000,000	p	Regions Bank	3.250	12/09/11	Aaa	2,080,612
1,400,000	g	Shinhan Bank	6.000	06/29/12	A2	1,470,420
2,000,000	p	Sovereign Bank	2.750	01/17/12	Aaa	2,058,574
7,000,000	p	State Street Corp	2.150	04/30/12	Aaa	7,110,557
1,400,000		State Street Corp	4.300	05/30/14	A1	1,470,976
1,010,000		Union Bank of California NA	5.950	05/11/16	A3	1,004,298
1,300,000		Wachovia Bank NA	4.800	11/01/14	Aa3	1,319,313
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,934,528
200,000		Wachovia Corp	5.300	10/15/11	A1	211,899
4,000,000	p	Wells Fargo & Co	2.130	06/15/12	Aaa	4,057,372
4,900,000		Wells Fargo Bank NA	4.750	02/09/15	Aa3	4,968,502
560,000		Zions Bancorporation	7.750	09/23/14	Baa3	501,200

		TOTAL DEPOSITORY INSTITUTIONS				140,731,862

ELECTRIC, GAS, AND SANITARY SERVICES - 2.40%
790,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	Aa2	795,837
1,100,000		AGL Capital Corp	5.250	08/15/19	Baa1	1,129,002
1,945,000		Alliant Energy Corp	1.000	10/15/14	Baa1	1,950,154
1,175,000		Atmos Energy Corp	8.500	03/15/19	Baa2	1,450,614
2,300,000		Carolina Power & Light Co	5.300	01/15/19	A1	2,490,939
330,000		Carolina Power & Light Co	5.700	04/01/35	A1	354,177
500,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	568,229
270,000		CenterPoint Energy Resources Corp	7.880	04/01/13	Baa3	304,035
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	962,079
600,000		Commonweatlh Edison Co	5.900	03/15/36	Baa1	637,654
625,000		Connecticut Light & Power Co	5.500	02/01/19	A2	676,621
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	1,012,428
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	349,635
875,000		Dominion Resources, Inc	5.200	08/15/19	Baa2	908,528
1,750,000		Duke Energy Carolinas LLC	5.750	11/15/13	A1	1,933,342
2,900,000		Duke Energy Corp	3.950	09/15/14	Baa2	2,942,919
2,830,000	g	Enel Finance International S.A.	3.880	10/07/14	A2	2,830,000
2,990,000	g	Enel Finance International S.A.	5.130	10/07/19	A2	2,989,999
1,175,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	1,412,775
825,000	g	FirstEnergy Solutions Corp	4.800	02/16/15	Baa2	847,703
950,000	g	FirstEnergy Solutions Corp	6.050	08/15/21	Baa2	981,698
550,000		Florida Power & Light Co	4.850	02/01/13	Aa2	587,314
1,700,000		Florida Power & Light Co	5.960	04/01/39	Aa2	1,936,224
670,000		Florida Power Corp	4.500	06/01/10	A1	686,264
500,000		Florida Power Corp	6.400	06/15/38	A1	591,494
950,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	1,094,777
290,000	g	Kansas Gas & Electric	6.700	06/15/19	Baa1	332,068
185,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	199,321

TIAA-CREF FUNDS - Bond Fund
PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 250,000		Kinder Morgan Energy Partners LP	5.630%	02/15/15	Baa2	$268,348
1,175,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	1,423,684
850,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	Baa2	864,680
1,400,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	1,489,229
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	275,604
950,000		Nevada Power Co	6.500	08/01/18	Baa3	1,039,293
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	2,052,760
220,000		Oncor Electric Delivery Co	7.250	01/15/33	Baa1	271,885
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	705,798
1,050,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	1,334,180
700,000		Pacific Gas & Electric Co	6.250	03/01/39	A3	800,892
750,000		Pacificorp	6.000	01/15/39	A2	839,767
2,200,000		PG&E Corp	5.750	04/01/14	Baa1	2,402,059
200,000		Potomac Electric Power Co	7.900	12/15/38	A3	267,567
850,000		Progress Energy, Inc	7.050	03/15/19	Baa2	989,688
675,000		Public Service Co of Colorado	4.880	03/01/13	A2	710,741
270,000		Public Service Co of Colorado	5.500	04/01/14	A2	295,537
660,000		Public Service Electric & Gas Co	5.300	05/01/18	A2	706,442
330,000		Puget Sound Energy, Inc	6.270	03/15/37	Baa1	358,582
1,200,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	6.750	09/30/19	Aa2	1,345,540
475,000		San Diego Gas & Electric Co	6.000	06/01/39	Aa3	544,037
250,000		Southern California Edison Co	6.000	01/15/34	A1	283,032
1,100,000		Texas Eastern Transmission LP	7.300	12/01/10	Baa1	1,153,820
650,000		Veolia Environnement	5.250	06/03/13	A3	681,424
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,346,880

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				55,407,299

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.34%
850,000		Analog Devices, Inc	5.000	07/01/14	A3	893,052
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,162,906
625,000		General Electric Co	5.250	12/06/17	Aa2	641,406
725,000		Koninklijke Philips Electronics NV	6.880	03/11/38	A3	847,724
515,000	g	L-3 Communications Corp	5.200	10/15/19	Baa2	516,288
925,000		Nokia OYJ	5.380	05/15/19	A1	984,566
515,000		Tyco International Finance S.A.	4.130	10/15/14	Baa1	518,095
1,225,000		Whirlpool Corp	8.000	05/01/12	Baa3	1,322,267

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				7,886,304

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.06%
1,400,000	g,h	National Agricultural Cooperative Federation	5.000	09/30/14	A2	1,412,275

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				1,412,275

FABRICATED METAL PRODUCTS - 0.02%
425,000		CRH America, Inc	6.950	03/15/12	Baa1	455,290

		TOTAL FABRICATED METAL PRODUCTS				455,290

FOOD AND KINDRED PRODUCTS - 0.62%
1,525,000		Bottling Group LLC	6.950	03/15/14	Aa2	1,777,314
725,000		Bottling Group LLC	5.130	01/15/19	A2	772,601
700,000		Bunge Ltd	8.500	06/15/19	Baa2	806,981
700,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	740,253
300,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	A3	308,408
2,000,000		ConAgra Foods, Inc	5.880	04/15/14	Baa2	2,195,522
835,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	949,214
925,000		General Mills, Inc	5.250	08/15/13	Baa1	1,006,346
1,500,000		General Mills, Inc	5.650	02/15/19	Baa1	1,624,548

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 178,357		Kraft Foods, Inc	6.250%	06/01/12	Baa2	$193,953
800,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	865,398
755,000		Kraft Foods, Inc	6.130	02/01/18	Baa2	800,058
330,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	343,421
850,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	933,901
150,000		PepsiAmericas, Inc	4.380	02/15/14	Baa1	156,486
550,000		PepsiCo, Inc	7.900	11/01/18	Aa2	694,495
178,357		Tyson Foods, Inc	8.250	10/01/11	B2	187,275

		TOTAL FOOD AND KINDRED PRODUCTS				14,356,174

FOOD STORES - 0.18%
850,000		Delhaize Group	6.500	06/15/17	Baa3	925,086
875,000		Delhaize Group S.A.	5.880	02/01/14	Baa3	942,351
740,000		Kroger Co	6.800	04/01/11	Baa2	792,524
900,000		Kroger Co	6.400	08/15/17	Baa2	995,808
175,000		Kroger Co	6.800	12/15/18	Baa2	199,499
375,000		Safeway, Inc	5.000	08/15/19	Baa2	383,471

		TOTAL FOOD STORES				4,238,739

FOREIGN GOVERNMENT BONDS - 0.13%
3,000,000	h	Province of Ontario Canada	4.000	10/07/19	Aa1	2,997,780

		TOTAL FOREIGN GOVERNMENT BONDS				2,997,780

GENERAL MERCHANDISE STORES - 0.13%
425,000		TJX Cos, Inc	6.950	04/15/19	A3	498,993
875,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	876,187
1,375,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	1,564,824

		TOTAL GENERAL MERCHANDISE STORES				2,940,004

HEALTH SERVICES - 0.08%
500,000		Express Scripts, Inc	7.250	06/15/19	Baa3	587,225
1,150,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,250,605

		TOTAL HEALTH SERVICES				1,837,830

HOLDING AND OTHER INVESTMENT OFFICES - 0.31%
435,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	470,058
575,000		Boston Properties LP	6.250	01/15/13	Baa2	596,974
350,000		Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	350,160
350,000		Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	315,103
325,000		Duke Realty LP	7.380	02/15/15	Baa2	335,187
350,000		Duke Realty LP	8.250	08/15/19	Baa2	365,441
178,357		EOP Operating LP	7.000	07/15/11	WR	180,589
50,000		Federal Realty Investment Trust	5.650	06/01/16	Baa1	47,527
375,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	330,275
150,000		Kimco Realty Corp	5.700	05/01/17	Baa1	140,419
375,000		Mack-Cali Realty Corp	7.750	08/15/19	Baa2	386,398
55,000		National Retail Properties, Inc	6.880	10/15/17	Baa2	50,493
125,000	g	PPF Funding, Inc	5.350	04/15/12	Baa1	105,729
125,000		ProLogis	5.500	04/01/12	Baa2	123,512
300,000		ProLogis	5.500	03/01/13	Baa2	284,655
25,000		ProLogis	5.750	04/01/16	Baa2	22,362
375,000		ProLogis	5.630	11/15/16	Baa2	336,476
200,000		ProLogis	6.630	05/15/18	Baa2	184,678
500,000		Realty Income Corp	5.950	09/15/16	Baa1	479,395
525,000		Regency Centers LP	5.250	08/01/15	Baa2	487,575

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 50,000		Regency Centers LP	5.880%	06/15/17	Baa2	$46,997
350,000		Simon Property Group LP	6.750	05/15/14	A3	375,368
150,000		Simon Property Group LP	5.250	12/01/16	A3	147,855
710,000		Simon Property Group LP	10.350	04/01/19	A3	883,560

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				7,046,786

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.47%
325,000		Black & Decker Corp	8.950	04/15/14	Baa3	381,895
935,000		Dover Corp	6.500	02/15/11	A2	996,128
1,625,000		Hewlett-Packard Co	4.250	02/24/12	A2	1,716,912
1,750,000		Hewlett-Packard Co	2.950	08/15/12	A2	1,794,268
975,000		Hewlett-Packard Co	4.750	06/02/14	A2	1,046,433
650,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	768,059
850,000		International Game Technology	7.500	06/15/19	Baa2	941,928
3,075,000		ITT Corp	4.900	05/01/14	Baa1	3,206,474

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				10,852,097

INSTRUMENTS AND RELATED PRODUCTS - 0.22%
1,000,000		Agilent Technologies, Inc	4.450	09/12/12	Baa3	1,010,875
600,000		Medtronic, Inc	4.750	09/15/15	A1	650,034
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	356,045
1,200,000		St. Jude Medical, Inc	3.750	07/15/14	Baa1	1,220,999
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	520,000
650,000		Xerox Corp	7.630	06/15/13	Baa2	667,535
675,000		Xerox Corp	8.250	05/15/14	Baa2	767,266

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				5,192,754

INSURANCE CARRIERS - 0.80%
850,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	928,856
460,000		Aetna, Inc	6.500	09/15/18	A3	497,949
425,000		Aetna, Inc	6.630	06/15/36	A3	441,493
2,525,000		Aflac, Inc	8.500	05/15/19	A2	3,009,976
1,175,000		Allstate Corp	7.450	05/16/19	A3	1,400,477
1,325,000		American Financial Group, Inc	9.880	06/15/19	Baa2	1,455,505
750,000		Chubb Corp	6.000	05/11/37	A2	827,955
250,000		Metlife, Inc	5.000	06/15/15	A2	261,075
500,000		Metlife, Inc	5.700	06/15/35	A2	514,242
1,700,000		MetLife, Inc	6.750	06/01/16	A2	1,897,214
2,700,000		Prudential Financial, Inc	7.380	06/15/19	Baa2	3,013,226
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A3	1,506,416
925,000		Travelers Cos, Inc	5.800	05/15/18	A2	1,024,896
250,000		Travelers Cos, Inc	5.900	06/02/19	A2	280,137
750,000		WellPoint, Inc	5.880	06/15/17	Baa1	791,612
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	654,932

		TOTAL INSURANCE CARRIERS				18,505,961

METAL MINING - 0.21%
900,000		Barrick Gold Financeco LLC	6.130	09/15/13	Baa1	989,184
350,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	372,313
1,650,000		Newmont Mining Corp	6.250	10/01/39	Baa2	1,638,804
850,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	915,812
900,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	967,806

		TOTAL METAL MINING				4,883,919

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.03%
$ 560,000		Harsco Corp	5.130%	09/15/13	Baa1	$587,749

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				587,749

MISCELLANEOUS RETAIL - 0.18%
2,650,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,836,839
175,000		CVS Caremark Corp	6.600	03/15/19	Baa2	197,272
900,000		Staples, Inc	9.750	01/15/14	Baa2	1,081,114

		TOTAL MISCELLANEOUS RETAIL				4,115,225

MOTION PICTURES - 0.09%
1,088,357		Time Warner, Inc	6.880	05/01/12	Baa2	1,198,085
850,000		Time Warner, Inc	6.500	11/15/36	Baa2	869,765

		TOTAL MOTION PICTURES				2,067,850

NONDEPOSITORY INSTITUTIONS - 2.33%
1,350,000	g	American Honda Finance Corp	5.130	12/15/10	A1	1,387,500
500,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	582,500
5,200,000		Countrywide Home Loans, Inc	4.000	03/22/11	A2	5,284,937
600,000		General Electric Capital Corp	5.880	02/15/12	Aa2	638,866
178,357		General Electric Capital Corp	6.000	06/15/12	Aa2	191,025
4,000,000	p	General Electric Capital Corp	2.630	12/28/12	Aaa	4,098,204
1,650,000		General Electric Capital Corp	5.900	05/13/14	Aa2	1,769,280
6,100,000		General Electric Capital Corp	5.500	06/04/14	Aa2	6,442,308
1,225,000		General Electric Capital Corp	6.880	01/10/39	Aa2	1,282,979
875,000	g	Holcim US Finance Sarl & Cie SCS	6.000	12/30/19	Baa2	885,647
1,520,000		HSBC Finance Corp	5.250	01/14/11	A3	1,562,610
178,357		HSBC Finance Corp	7.000	05/15/12	A3	192,672
7,250,000		HSBC Finance Corp	6.380	11/27/12	A3	7,796,555
250,000		HSBC Finance Corp	4.750	07/15/13	A3	254,139
1,400,000	g	HUTCHINSON WHAMPOA FINAN	5.750	09/11/19	A3	1,408,459
2,250,000		International Lease Finance Corp	5.750	06/15/11	Baa3	2,049,494
975,000		International Lease Finance Corp	5.630	09/20/13	Baa3	742,842
875,000		International Lease Finance Corp	6.630	11/15/13	Baa3	693,803
3,250,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	3,440,996
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	844,559
3,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	Aaa	3,260,031
500,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	501,117
1,077,000		MBNA Corp	6.130	03/01/13	A2	1,131,344
178,357		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	A2	196,975
1,330,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	A1	1,337,135
1,610,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	1,753,061
850,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	1,124,181
1,845,000		Svensk Exportkredit AB	5.130	03/01/17	Aa1	1,978,423
885,937		Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	944,347
60,000	g	WEA Finance LLC	7.130	04/15/18	A2	62,547

		TOTAL NONDEPOSITORY INSTITUTIONS				53,838,536

OIL AND GAS EXTRACTION - 1.52%
1,650,000		Anadarko Petroleum Corp	7.630	03/15/14	Baa3	1,882,634
510,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	609,787
850,000		Anadarko Petroleum Corp	7.950	06/15/39	Baa3	1,030,576
1,325,000		Baker Hughes, Inc	6.500	11/15/13	A2	1,507,455
1,110,000		Baker Hughes, Inc	6.880	01/15/29	A2	1,311,935
600,000		BJ Services Co	5.750	06/01/11	Baa1	632,909
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	1,006,708
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,324,323

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 725,000	g	Cenovus Energy, Inc	4.500%	09/15/14	Baa2	$740,775
1,200,000	g	Cenovus Energy, Inc	5.700	10/15/19	Baa2	1,230,468
178,357		Devon Financing Corp ULC	6.880	09/30/11	Baa1	194,040
930,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	A3	992,968
325,000		EnCana Corp	6.500	05/15/19	Baa2	360,800
350,000		EnCana Corp	6.630	08/15/37	Baa2	387,085
1,325,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	1,372,904
700,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	753,958
400,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	436,750
2,000,000	h	Enterprise Products Operating LLC	6.130	10/15/39	Baa3	2,020,700
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	532,559
725,000		EOG Resources, Inc	5.630	06/01/19	A3	793,671
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	541,397
400,000		Husky Energy, Inc	6.800	09/15/37	Baa2	437,376
350,000		Nexen, Inc	6.200	07/30/19	Baa3	363,013
700,000		Nexen, Inc	7.500	07/30/39	Baa3	762,243
550,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	543,813
375,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	352,500
1,835,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	2,117,130
1,400,000	g	Petroleos Mexicanos	4.880	03/15/15	Baa1	1,382,500
250,000	g	Petroleos Mexicanos	8.000	05/03/19	Baa1	285,500
1,230,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	1,392,975
2,500,000		Rowan Cos, Inc	3.530	05/01/20	NR	2,545,949
950,000		SEACOR Holdings, Inc	7.380	10/01/19	Ba1	954,264
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,426,605
1,000,000		XTO Energy, Inc	4.630	06/15/13	Baa2	1,034,478
750,000		XTO Energy, Inc	5.500	06/15/18	Baa2	773,986

		TOTAL OIL AND GAS EXTRACTION				35,036,734

PAPER AND ALLIED PRODUCTS - 0.08%
592,000	g	Celulosa Arauco y Constitucion S.A.	7.250	07/29/19	Baa2	651,816
357		International Paper Co	6.750	09/01/11	Baa3	360
1,035,000		International Paper Co	7.500	08/15/21	Baa3	1,096,650

		TOTAL PAPER AND ALLIED PRODUCTS				1,748,826

PETROLEUM AND COAL PRODUCTS - 0.64%
1,650,000		BP Capital Markets plc	3.130	03/10/12	Aa1	1,704,574
2,500,000		BP Capital Markets plc	3.880	03/10/15	Aa1	2,582,652
1,625,000		Chevron Corp	3.450	03/03/12	Aa1	1,691,734
2,125,000		ConocoPhillips	4.600	01/15/15	A1	2,267,999
1,725,000		ConocoPhillips	6.500	02/01/39	A1	1,988,485
500,000		Hess Corp	7.000	02/15/14	Baa2	557,969
700,000		Hess Corp	8.130	02/15/19	Baa2	840,942
625,000		Marathon Oil Corp	6.500	02/15/14	Baa1	688,238
625,000		Marathon Oil Corp	7.500	02/15/19	Baa1	720,892
425,000		Shell International Finance BV	6.380	12/15/38	Aa1	504,668
625,000		StatoilHydro ASA	3.880	04/15/14	Aa2	654,466
700,000		Valero Energy Corp	6.630	06/15/37	Baa2	625,150

		TOTAL PETROLEUM AND COAL PRODUCTS				14,827,769

PIPELINES, EXCEPT NATURAL GAS - 0.29%
950,000		Magellan Midstream Partners LP	6.550	07/15/19	Baa2	1,055,659
900,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	972,694
220,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	224,155
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A3	3,402,897
1,000,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	1,058,699

		TOTAL PIPELINES, EXCEPT NATURAL GAS				6,714,104

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

PRIMARY METAL INDUSTRIES - 0.14%
$ 178,357		Alcoa, Inc	6.500%	06/01/11	Baa3	$184,548
750,000		ArcelorMittal	5.380	06/01/13	Baa3	766,770
415,000		ArcelorMittal	9.850	06/01/19	Baa3	490,864
1,345,000	g	CSN Islands XI Corp	6.880	09/21/19	Ba1	1,353,407
350,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	329,419

		TOTAL PRIMARY METAL INDUSTRIES				3,125,008

PRINTING AND PUBLISHING - 0.22%
300,000		News America, Inc	7.250	05/18/18	Baa1	331,582
330,000		News America, Inc	7.630	11/30/28	Baa1	342,254
1,100,000		News America, Inc	6.650	11/15/37	Baa1	1,145,865
1,800,000	g	News America, Inc	6.900	08/15/39	Baa1	1,916,248
1,125,000		Thomson Corp	5.700	10/01/14	Baa1	1,233,617

		TOTAL PRINTING AND PUBLISHING				4,969,566

RAILROAD TRANSPORTATION - 0.31%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	729,139
2,000,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	Baa1	2,023,815
450,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	499,482
370,000		Canadian National Railway Co	4.400	03/15/13	A3	388,435
625,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	679,846
740,000		Norfolk Southern Corp	5.900	06/15/19	Baa1	822,697
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,303,039
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	364,171
250,000		Union Pacific Corp	5.130	02/15/14	Baa2	268,185

		TOTAL RAILROAD TRANSPORTATION				7,078,809

REAL ESTATE - 0.02%
750,000	g,i	USB Realty Corp	6.090	12/30/49	A2	521,250

		TOTAL REAL ESTATE				521,250

SECURITY AND COMMODITY BROKERS - 1.87%
950,000		Charles Schwab Corp	4.950	06/01/14	A2	1,001,698
178,357		Credit Suisse USA, Inc	6.500	01/15/12	Aa1	193,261
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	1,080,024
1,000,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	720,000
178,357		Goldman Sachs Group, Inc	6.600	01/15/12	A1	193,673
100,000		Goldman Sachs Group, Inc	3.630	08/01/12	A1	102,660
1,500,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	1,618,461
1,645,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	1,727,148
810,000		Goldman Sachs Group, Inc	6.000	05/01/14	A1	880,904
1,400,000		Goldman Sachs Group, Inc	5.350	01/15/16	A1	1,445,961
5,750,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	6,575,797
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	198,730
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	516,016
750,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	75
5,725,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	6,105,637
1,875,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	1,944,227
1,075,000		Merrill Lynch & Co, Inc	6.400	08/28/17	A2	1,088,721
3,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	3,233,968
3,225,000		Morgan Stanley	6.000	05/13/14	A2	3,433,354
875,000		Morgan Stanley	6.000	04/28/15	A2	926,599

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,190,000	Morgan Stanley	5.750%	10/18/16	A2	$1,207,516
1,375,000	Morgan Stanley	5.450	01/09/17	A2	1,376,920
965,000	Morgan Stanley	5.950	12/28/17	A2	982,509
835,000	Morgan Stanley	6.630	04/01/18	A2	882,948
1,650,000	Morgan Stanley	7.300	05/13/19	A2	1,815,452
3,900,000	Morgan Stanley	5.630	09/23/19	A2	3,834,866

	TOTAL SECURITY AND COMMODITY BROKERS				43,087,125

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
305,000	3M Co	4.380	08/15/13	Aa2	326,571
1,300,000	3M Co	5.700	03/15/37	Aa2	1,465,660

	TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,792,231

TOBACCO PRODUCTS - 0.14%
850,000	Philip Morris International, Inc	4.880	05/16/13	A2	902,978
1,675,000	Philip Morris International, Inc	6.880	03/17/14	A2	1,913,460
300,000	Philip Morris International, Inc	6.380	05/16/38	A2	345,252

	TOTAL TOBACCO PRODUCTS				3,161,690

TRANSPORTATION EQUIPMENT - 0.31%
1,900,000	Boeing Capital Corp Ltd	6.100	03/01/11	A2	2,018,032
435,000	Boeing Co	5.000	03/15/14	A2	474,345
790,000	Goodrich Corp	6.130	03/01/19	Baa2	858,469
100,000	Honeywell International, Inc	3.880	02/15/14	A2	104,090
775,000	Lockheed Martin Corp	6.150	09/01/36	Baa1	887,127
740,000	United Technologies Corp	6.350	03/01/11	A2	787,381
1,025,000	United Technologies Corp	6.130	02/01/19	A2	1,172,723
530,000	United Technologies Corp	5.400	05/01/35	A2	554,432
235,000	United Technologies Corp	6.050	06/01/36	A2	270,338

	TOTAL TRANSPORTATION EQUIPMENT				7,126,937

WHOLESALE TRADE-DURABLE GOODS - 0.08%
350,000	Vale Overseas Ltd	6.250	01/23/17	Baa2	374,708
725,000	Vale Overseas Ltd	5.630	09/15/19	Baa2	737,455
725,000	Vale Overseas Ltd	6.880	11/21/36	Baa2	750,034

	TOTAL WHOLESALE TRADE-DURABLE GOODS				1,862,197

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
250,000	Airgas, Inc	4.500	09/15/14	Baa3	254,427
950,000	McKesson Corp	6.500	02/15/14	Baa3	1,041,338
1,700,000	Plains All American Pipeline LP	5.750	01/15/20	Baa3	1,713,154

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				3,008,919

	TOTAL CORPORATE BONDS				626,727,180

	(Cost $594,922,629)

GOVERNMENT BONDS - 62.90%

AGENCY SECURITIES - 6.37%
10,000,000	Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	10,264,500
2,500,000	Federal Home Loan Banks	5.000	11/17/17	Aaa	2,731,068
4,000,000	FHLB	2.380	04/30/10	Aaa	4,047,432
3,000,000	Federal Home Loan Mortgage Corp (FHLMC)	4.130	12/21/12	Aaa	3,219,135

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 7,500,000		FHLMC	5.500%	08/20/12	Aaa	$8,317,223
7,670,000		FHLMC	5.130	10/18/16	Aaa	8,498,115
2,000,000		FHLMC	3.500	05/29/13	Aaa	2,102,942
5,000,000		FHLMC	3.250	07/16/10	Aaa	5,110,700
5,100,000		FHLMC	2.500	04/23/14	Aaa	5,108,685
5,000,000		FHLMC	2.130	09/21/12	Aaa	5,063,730
3,500,000		FHLMC	4.880	02/09/10	Aaa	3,556,847
2,500,000		FHLMC	3.750	03/27/19	Aaa	2,501,220
4,200,000		Federal National Mortgage Association (FNMA)	7.130	06/15/10	Aaa	4,400,033
1,975,000		FNMA	3.250	08/12/10	Aaa	2,021,942
4,000,000		FNMA	5.000	10/15/11	Aaa	4,332,972
10,000,000		FNMA	3.000	09/16/14	Aaa	10,165,070
5,000,000		FNMA	1.380	04/28/11	Aaa	5,043,585
10,000,000		FNMA	2.750	03/13/14	Aaa	10,154,410
10,000,000		FNMA	2.500	05/15/14	Aaa	9,978,320
1,502,293		Cal Dive I- Title XI, Inc
		4.930%, 02/01/27				1,574,132
1,210,855		Overseas Private Investment Corp
		3.420%, 01/15/15				1,232,808
5,000,000		Private Export Funding Corp
		4.900%, 12/15/11				5,412,200
7,500,000		Private Export Funding Corp
		3.550%, 04/15/13				7,889,543
4,750,000		Private Export Funding Corp
		3.050%, 10/15/14				4,778,970
13,000,000		Private Export Funding Corp
		5.450%, 09/15/17				14,250,872
5,000,000		Private Export Funding Corp
		4.380%, 03/15/19				5,165,900

		TOTAL AGENCY SECURITIES				146,922,354

FOREIGN GOVERNMENT BONDS - 2.68%
970,000	g	Banco Nacional de Desenvolvimento Economico e Social
		6.500%, 06/10/19				1,030,625
2,000,000	g	Belgium Government International Bond
		2.880%, 09/15/14				2,002,768
770,000		Brazilian Government International Bond
		5.880%, 01/15/19				827,750
250,000		Brazilian Government International Bond
		7.130%, 01/20/37				298,125
1,400,000		Brazilian Government International Bond
		5.630%, 01/07/41				1,381,047
2,750,000		Canada Government International Bond
		2.380%, 09/10/14				2,734,122
1,690,000		Canada Mortgage & Housing Corp
		4.800%, 10/01/10				1,759,192
1,110,000		China Development Bank
		5.000%, 10/15/15				1,192,277
600,000		Development Bank of Japan
		4.250%, 06/09/15				625,824
840,000		Eksportfinans A/S
		5.000%, 02/14/12				901,270
600,000		European Investment Bank
		4.880%, 02/15/36				614,916
994,000		Export-Import Bank of Korea
		5.880%, 01/14/15				1,047,925

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	VALUE

$ 1,690,000	g	Federal Republic of Germany
		3.880%, 06/01/10	$1,724,582
2,535,000		Federative Republic of Brazil
		6.000%, 01/17/17	2,742,870
1,700,000		Federative Republic of Brazil
		8.000%, 01/15/18	1,968,600
2,020,000		International Finance Corp
		5.130%, 05/02/11	2,146,161
178,357		Italian Republic
		5.630%, 06/15/12	195,501
1,275,000		Italy Government International Bond
		5.380%, 06/12/17	1,392,683
3,600,000		Japan Finance Corp
		2.000%, 06/24/11	3,646,019
242,000		Mexico Government International Bond
		6.380%, 01/16/13	265,353
130,000		Mexico Government International Bond
		5.880%, 01/15/14	139,100
750,000		Mexico Government International Bond
		6.750%, 09/27/34	825,000
1,120,000		Mexico Government International Bond
		6.050%, 01/11/40	1,117,200
1,150,000		Oesterreichische Kontrollbank AG.
		5.000%, 04/25/17	1,225,946
375,000		Peruvian Government International Bond
		7.350%, 07/21/25	437,813
1,135,000		Poland Government International Bond
		6.380%, 07/15/19	1,275,082
1,500,000		Province of Manitoba Canada
		5.000%, 02/15/12	1,560,006
3,740,000		Province of Ontario Canada
		3.130%, 09/08/10	3,826,056
5,000,000		Province of Ontario Canada
		2.630%, 01/20/12	5,127,329
6,000,000		Province of Ontario Canada
		4.100%, 06/16/14	6,343,589
178,357		Province of Quebec Canada
		6.130%, 01/22/11	190,034
2,600,000		Province of Quebec Canada
		5.130%, 11/14/16	2,826,741
1,285,000		Province of Quebec Canada
		4.630%, 05/14/18	1,339,245
930,000		Province of Quebec Canada
		7.500%, 09/15/29	1,232,800
1,350,000		Province of Saskatchewan Canada
		8.000%, 02/01/13	1,544,802
1,400,000		Republic of Korea
		5.750%, 04/16/14	1,509,603
709,000		Republic of Peru
		7.130%, 03/30/19	817,832
886,000		South Africa Government International Bond
		6.880%, 05/27/19	987,890
205,000		United Mexican States
		5.880%, 02/17/14	219,350
700,000		United Mexican States
		5.950%, 03/19/19	735,000

		TOTAL FOREIGN GOVERNMENT BONDS	$61,778,028

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MORTGAGE BACKED - 35.71%
$ 677,841		Federal National Mortgage Association (FNMA)	6.000%	04/01/35	$720,248
3,040,294		FNMA	5.500	04/01/35	3,192,942
1,937,764		FNMA	6.000	05/01/35	2,054,150
827,194		FNMA	5.500	05/01/35	868,726
5,515,401		FNMA	5.500	04/01/35	5,795,767
6,982,417		FNMA	4.500	01/01/35	7,116,974
346,025		FNMA	6.000	12/01/34	367,673
18,046,955		FNMA	5.500	02/01/35	18,986,900
791,728		FNMA	5.500	01/01/35	831,974
110,490		FNMA	7.500	06/01/35	122,228
4,325,572		FNMA	5.500	11/01/35	4,542,751
773,793		FNMA	5.000	11/01/35	796,078
2,309,108		FNMA	6.000	12/01/35	2,447,799
316,543		FNMA	5.500	12/01/35	332,436
2,712,749		FNMA	5.500	10/01/35	2,848,952
6,858,324		FNMA	5.500	09/01/35	7,215,529
2,758,199		FNMA	5.000	08/01/35	2,859,160
2,507,600		FNMA	5.500	10/01/35	2,633,502
2,177,635		FNMA	5.000	10/01/35	2,257,346
1,012,577		FNMA	6.000	11/01/34	1,075,927
8,002,105		FNMA	5.000	11/01/33	8,307,518
3,583,302		FNMA	5.500	10/01/33	3,769,932
3,545,896		FNMA	6.000	02/01/34	3,773,276
2,660,843		FNMA	5.500	12/01/33	2,799,428
2,019,187		FNMA	5.500	10/01/33	2,124,353
1,988,602		FNMA	4.500	10/01/33	2,028,166
816,053		FNMA	5.500	09/01/33	858,556
909,275		FNMA	5.000	10/01/33	943,979
1,000,858		FNMA	5.000	10/01/33	1,039,058
474,460		FNMA	5.000	03/01/34	492,569
1,022,133		FNMA	6.000	08/01/34	1,087,677
8,706,572		FNMA	5.000	08/01/34	9,039,122
1,570,437		FNMA	5.500	09/01/34	1,650,267
5,710,196		FNMA	5.500	09/01/34	6,000,464
2,686,486		FNMA	5.000	04/01/34	2,786,501
352,004		FNMA	5.000	03/01/34	365,438
971,213		FNMA	5.000	03/01/34	1,008,281
308,993		FNMA	5.000	03/01/34	320,786
6,752,346		FNMA	5.000	03/01/34	7,010,060
349,839		FNMA	5.000	02/01/36	359,911
589,126		FNMA	6.500	01/01/38	630,666
5,739,079		FNMA	5.500	01/01/38	6,014,675
206,677		FNMA	6.500	02/01/38	221,250
10,258,367		FNMA	5.500	02/01/38	10,746,173
2,438,703		FNMA	7.000	11/01/37	2,663,927
1,176,085		FNMA	6.000	09/01/37	1,243,415
933,079		FNMA	6.000	09/01/37	986,498
5,563,105	i	FNMA	5.890	10/01/37	5,846,515
2,754,967		FNMA	6.500	09/01/37	2,949,221
5,050,056		FNMA	6.500	03/01/38	5,405,854
5,000,000	h	FNMA	5.000	10/25/38	5,164,060
4,115,265		FNMA	5.000	05/01/38	4,257,310
23,000,000	h	FNMA	6.500	10/25/38	24,581,249

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 48,000,000	h	FNMA	6.000%	10/25/38	$50,639,999
12,855,381		FNMA	5.000	04/01/38	13,299,106
2,241,503		FNMA	6.500	03/01/38	2,399,426
854,706		FNMA	6.500	03/01/38	914,924
4,977,590		FNMA	5.000	04/01/38	5,149,400
5,388,397		FNMA	5.000	04/01/38	5,574,386
1,545,561		FNMA	6.000	09/01/37	1,634,045
2,988,604	i	FNMA	5.990	07/01/36	3,144,580
2,553,575	i	FNMA	5.930	07/01/36	2,693,125
510,350	i	FNMA	5.770	12/01/36	538,145
1,315,541		FNMA	6.500	09/01/36	1,409,123
4,546,535		FNMA	6.000	06/01/36	4,833,525
3,683,070	i	FNMA	5.740	02/01/36	3,880,832
766,301		FNMA	5.000	02/01/36	788,364
1,868,216		FNMA	5.500	04/01/36	1,962,016
2,112,752		FNMA	6.500	02/01/36	2,265,355
2,251,017		FNMA	5.000	02/01/37	2,328,841
3,831,838		FNMA	6.500	08/01/37	4,102,023
2,237,298		FNMA	7.000	04/01/37	2,443,921
1,411,442		FNMA	6.000	09/01/37	1,492,247
967,062		FNMA	6.500	08/01/37	1,035,250
1,174,505		FNMA	6.500	03/01/37	1,257,319
594,664		FNMA	7.000	02/01/37	649,584
9,606,333		FNMA	5.500	02/01/37	10,075,142
2,266,202		FNMA	6.500	03/01/37	2,427,409
3,919,722		FNMA	5.500	03/01/37	4,107,951
38,000,000	h	FNMA	4.500	10/25/39	38,486,855
3,000,000	h	FNMA	4.000	10/25/39	2,970,000
48,087		FNMA	5.000	06/01/13	49,765
3,000,000	h	FNMA	5.500	10/25/39	3,137,814
3,493,210	h	FNMA	4.500	08/01/39	3,543,061
2,489,795		FNMA	5.500	02/01/39	2,608,190
7,753,185		FNMA	4.500	02/01/39	7,864,605
4,011,815		FNMA	4.500	05/01/39	4,069,067
2,879,616		FNMA	5.000	04/01/39	2,978,722
1,829,062		FNMA	4.440	07/01/13	1,922,157
4,387,713		FNMA	4.640	11/01/14	4,632,537
429		FNMA	6.500	07/01/14	432
54,531		FNMA	6.500	10/01/16	58,866
4,550,054		FNMA	4.870	03/01/16	4,778,070
24,387		FNMA	6.000	06/01/14	26,153
1,957,875		FNMA	4.760	10/01/13	2,053,987
22,695		FNMA	6.000	09/01/13	24,325
1,481,128		FNMA	4.780	02/01/14	1,566,461
18,170		FNMA	6.500	12/01/13	19,451
3,076,469		FNMA	4.500	02/01/39	3,120,681
4,976,274		FNMA	4.000	09/01/24	5,070,114
1,045,570		FNMA	4.500	08/01/24	1,084,238
1,546,130		FNMA	6.500	07/01/32	1,668,436
7,000,000	h	FNMA	4.500	10/25/24	7,247,184
3,908,810		FNMA	4.000	05/01/24	3,982,520
494,001		FNMA	4.500	11/01/20	520,297
1,032,000		FNMA	4.500	06/01/19	1,086,936
1,008,674		FNMA	5.500	08/01/21	1,070,061
1,508,204		FNMA	5.000	12/01/20	1,594,807
1,967,869		FNMA	4.500	08/01/35	2,003,331

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 2,997,053		FNMA	5.500%	01/01/39	$3,139,570
3,223,508		FNMA	4.500	01/01/39	3,269,833
2,597,733		FNMA	6.000	01/01/39	2,744,278
2,778,168		FNMA	6.000	01/01/39	2,934,892
1,583,473	i	FNMA	4.890	10/01/38	1,657,050
4,838,421		FNMA	6.000	03/01/36	5,119,957
2,907,011		FNMA	5.000	02/01/36	3,013,420
1,834,291	i	FNMA	5.240	09/01/38	1,932,300
2,679,015		FNMA	6.000	12/01/36	2,834,900
289,318		FNMA	6.500	11/01/16	312,317
9,451		FNMA	7.500	05/01/31	10,589
15,804		FNMA	7.500	03/01/31	17,707
8,286		FNMA	6.500	10/01/31	8,947
16,221		FNMA	6.500	09/01/31	17,514
2,730		FNMA	7.500	02/01/31	3,059
9,850		FNMA	6.500	04/01/29	10,651
2,071		FNMA	7.500	01/01/29	2,317
2,019		FNMA	7.500	07/01/29	2,262
16,906		FNMA	7.500	07/01/29	18,938
86,133		FNMA	6.500	11/01/31	93,001
1,176,744		FNMA	4.500	08/01/33	1,200,156
1,934,880		FNMA	4.500	03/25/33	2,030,115
645,275		FNMA	5.500	09/01/33	678,883
920,009		FNMA	5.000	08/01/33	955,123
315,150		FNMA	5.000	02/01/33	327,178
2,431,037		FNMA	5.500	01/01/33	2,558,413
175,861		FNMA	6.000	01/01/32	187,413
1,931,397		FNMA	5.000	02/01/33	2,008,251
9,937,834		FNMA	6.000	01/01/33	10,589,240
8,242,375		FNMA	5.000	10/01/25	8,625,874
2,752,383		FNMA	5.000	11/01/18	2,924,192
1,204,702		FNMA	4.500	10/01/18	1,272,596
294,422		FNMA	4.500	05/01/19	310,095
147,878		FNMA	6.000	01/01/19	159,120
135,591		FNMA	5.500	05/01/18	145,114
1,380,616		FNMA	5.000	12/01/17	1,467,659
206,030		FNMA	6.500	04/01/17	222,407
261,327		FNMA	5.500	04/01/18	279,802
3,066,062		FNMA	5.500	04/01/18	3,281,404
723,646		FNMA	5.000	03/01/20	768,818
274,638		FNMA	5.500	07/01/24	291,091
488,803		FNMA	5.500	02/01/24	518,937
3,683,063		FNMA	5.000	03/01/25	3,854,428
3,694		FNMA	8.000	07/01/24	4,176
592,818		FNMA	5.000	11/01/23	621,484
4,980,987		FNMA	4.500	06/01/23	5,168,309
1,071,810		FNMA	5.000	03/01/21	1,138,715
3,311,613		FNMA	5.000	07/01/23	3,477,266
4,790,876		FNMA	5.000	07/01/23	5,030,525
2,914,624	h,i	Federal Home Loan Mortgage Corp (FHLMC)	6.010	05/01/37	3,073,536
3,810,790	h,i	FHLMC	5.870	04/01/37	4,005,731
1,214,464	h,i	FHLMC	5.710	06/01/37	1,281,113
3,787,575	h,i	FHLMC	5.840	09/01/37	4,022,173
3,006,933	h,i	FHLMC	5.830	08/01/37	3,194,880
3,972,635	h,i	FHLMC	5.770	03/01/37	4,184,012
541,861	h,i	FHLMC	5.790	07/01/36	571,238

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,518,319	h,i	FHLMC	3.650%	02/01/36		$1,537,634
1,201,566	h,i	FHLMC	4.860	09/01/36		1,234,519
2,613,121	h,i	FHLMC	6.070	09/01/36		2,770,792
1,393,531	h,i	FHLMC	5.950	09/01/36		1,467,697
600,186		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	05/01/36		640,724
1,707,010		FGLMC	6.500	10/01/36		1,822,304
719,229		FGLMC	7.000	01/01/36		781,736
2,459,194		FGLMC	5.500	04/01/36		2,579,592
2,784,364		FGLMC	6.000	08/01/37		2,945,509
1,231,018		FGLMC	6.000	09/01/37		1,302,264
3,785,193		FGLMC	5.500	01/01/37		3,970,510
6,740,442		FGLMC	5.500	04/01/37		7,065,176
895,262		FGLMC	6.000	07/01/35		949,034
313,218		FGLMC	5.500	08/01/35		329,042
2,034,383		FGLMC	6.000	05/01/35		2,156,574
2,511,551		FGLMC	7.000	05/01/35		2,762,942
2,648,576		FGLMC	5.000	11/01/35		2,746,352
824,097		FGLMC	6.000	01/01/36		872,306
536,183		FGLMC	6.000	08/01/35		568,388
830,620		FGLMC	5.000	10/01/35		861,284
1,225,343		FGLMC	5.000	04/01/38		1,268,020
5,035,302		FGLMC	6.000	11/01/38		5,320,929
2,553,449		FGLMC	5.500	01/01/39		2,676,323
1,179,058		FGLMC	5.000	02/01/36		1,222,584
3,105,997		FGLMC	6.500	11/01/37		3,315,121
2,826,736		FGLMC	5.000	07/01/39		2,924,907
6,000,000	h	FGLMC	6.500	10/15/39		6,393,750
6,921,918		FGLMC	4.500	05/01/39		7,012,047
3,975,042		FGLMC	4.000	06/01/39		3,934,878
1,283,103		FGLMC	4.500	01/01/20		1,350,604
1,330,606		FGLMC	5.000	04/01/23	Aaa	1,398,413
5,296,490		FGLMC	5.000	04/01/38		5,480,963
789,455		FGLMC	5.500	07/01/38		827,444
2,408,076		FGLMC	5.000	05/01/34		2,499,232
1,750,781	h	FGLMC	6.000	09/01/34		1,859,767
3,519,187		FGLMC	4.000	07/01/24		3,585,550
1,366,614		FGLMC	4.500	09/01/24		1,416,301
9,989,312		FGLMC	4.500	06/01/21		10,458,634
4,456		FGLMC	6.500	10/01/28		4,806
52,307		FGLMC	7.000	10/01/20		58,151
6,072,008		FGLMC	4.500	06/01/21		6,357,285
61,040		FGLMC	6.500	07/01/29		65,792
10,888		FGLMC	8.000	01/01/31		12,353
82,945		FGLMC	6.500	01/01/29		89,455
13,746		FGLMC	6.500	03/01/29		14,824
4,130		FGLMC	7.500	06/01/16		4,472
1,893,918		FGLMC	4.500	09/01/18		2,000,654
35,082		FGLMC	7.500	01/01/16		37,982
3,631		FGLMC	7.500	05/01/16		3,932
2,404,023		FGLMC	5.000	05/01/20		2,544,321
386,052		FGLMC	4.500	07/01/20		404,190
1,971,828		FGLMC	4.500	01/01/19		2,075,561
3,357,204		FGLMC	4.500	05/01/19		3,533,818
92,784		FGLMC	6.500	09/01/31		99,891
4,991,049		FGLMC	5.500	12/01/33		5,254,119
9,415,808		FGLMC	7.000	12/01/33		10,358,272

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,185,677		FGLMC	5.500%	09/01/33	$1,247,802
1,739,134		FGLMC	5.500	10/01/33	1,830,257
703,443		FGLMC	5.500	12/01/34	739,641
4,067,634		FGLMC	4.500	04/01/35	4,137,123
4,826,930		FGLMC	5.000	01/01/34	5,012,666
12,089,256		FGLMC	5.000	12/01/34	12,546,885
2,259,721		FGLMC	6.000	03/01/33	2,406,038
357,882		FGLMC	6.000	03/01/33	380,607
111,889		FGLMC	8.000	09/01/31	126,947
664,473		FGLMC	7.000	12/01/31	730,983
1,433,940		FGLMC	5.500	09/01/33	1,509,072
1,478,348		FGLMC	5.500	09/01/33	1,555,808
1,818,215		FGLMC	4.500	07/01/33	1,850,981
3,209,769		FGLMC	5.000	09/01/33	3,333,278
16,071		Government National Mortgage Association (GNMA)	7.500	02/15/32	18,025
27,012		GNMA	7.000	07/15/31	29,848
30,181		GNMA	7.000	07/15/31	33,350
757,502		GNMA	5.500	02/20/35	799,464
1,891,907		GNMA	5.500	09/15/33	1,999,213
2,693		GNMA	6.500	03/15/33	2,870
29,551		GNMA	8.500	10/20/30	33,858
30,512		GNMA	8.500	10/15/30	35,089
1,609		GNMA	8.500	07/15/30	1,851
3,414		GNMA	6.500	07/15/31	3,685
6,794		GNMA	7.000	06/20/31	7,448
4,779		GNMA	8.500	12/15/30	5,495
1,460,931		GNMA	6.000	08/15/38	1,545,391
3,297,532		GNMA	5.500	07/20/38	3,469,526
3,214,845		GNMA	5.500	07/15/38	3,379,606
2,480,596		GNMA	6.230	09/15/43	2,540,928
6,000,000	h	GNMA	5.500	10/15/38	6,294,372
1,390,155		GNMA	6.000	08/20/38	1,473,499
2,098,323		GNMA	5.500	02/20/36	2,211,497
5,318,244		GNMA	5.500	05/20/35	5,612,850
5,647,182		GNMA	5.000	03/20/35	5,868,444
1,159,162		GNMA	6.000	12/15/37	1,226,357
436,198		GNMA	6.000	01/20/37	462,820
418,346		GNMA	6.000	10/20/36	444,042
10,000,000	h	GNMA	4.500	10/15/39	10,146,880
1,372,856		GNMA	4.000	08/15/39	1,360,114
7,153,506		GNMA	5.000	06/15/39	7,418,857
3,980,771		GNMA	6.500	01/15/44	4,380,482
9,000,000	h	GNMA	6.000	10/15/39	9,500,625
4,000,000	h	GNMA	5.000	10/15/39	4,138,752
2,937,747		GNMA	5.000	04/15/38	3,046,719
5,335,762		GNMA	5.500	02/15/37	5,611,720
838,854		GNMA	5.500	07/15/33	886,433
7,743,697		GNMA	5.000	06/15/39	8,030,940
6,949,286		GNMA	4.500	05/15/39	7,066,555
2,971,336		GNMA	4.500	03/15/39	3,021,477
46,053		GNMA	6.500	09/15/28	49,804
2,962		GNMA	7.000	06/15/28	3,266
2,071		GNMA	7.000	06/15/28	2,283
9,771		GNMA	7.500	11/15/28	10,947
32,842		GNMA	6.500	11/15/28	35,517
9,034		GNMA	6.500	09/15/28	9,770

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 3,538,527	GNMA	4.500%	07/20/39	$3,589,393
1,348,691	GNMA	6.500	11/20/38	1,433,593
1,419,081	GNMA	6.000	02/20/37	1,505,691
2,054	GNMA	7.000	02/15/28	2,265
358	GNMA	7.000	01/15/28	395
1,368,549	GNMA	5.000	07/20/39	1,418,041

	TOTAL MORTGAGE BACKED			824,209,206

MUNICIPAL BONDS - 0.03%
670,000	Charlotte-Mecklenburg Hospital Authority
	5.000%, 08/01/15			701,483

	TOTAL MUNICIPAL BONDS			701,483

U.S. TREASURY SECURITIES - 18.11%
54,236,000	United States Treasury Bond
	8.000%, 11/15/21			76,769,377
3,000,000	United States Treasury Bond
	6.380%, 08/15/27			3,899,064
30,650,000	United States Treasury Bond
	5.250%, 02/15/29			35,577,938
5,194,000	United States Treasury Bond
	5.380%, 02/15/31			6,171,121
101,000	United States Treasury Bond
	4.500%, 02/15/36			108,480
2,509,000	United States Treasury Bond
	4.380%, 02/15/38			2,643,076
12,080,000	United States Treasury Bond
	3.500%, 02/15/39			10,943,731
12,033,000	United States Treasury Bond
	4.250%, 05/15/39			12,448,512
1,950,000	United States Treasury Note
	0.880%, 05/31/11			1,954,647
13,250,000	United States Treasury Note
	1.000%, 07/31/11			13,287,789
14,525,000	United States Treasury Note
	1.000%, 08/31/11			14,550,535
11,000,000	United States Treasury Note
	1.880%, 06/15/12			11,171,875
4,530,000	United States Treasury Note
	3.130%, 08/31/13			4,747,653
7,458,000	United States Treasury Note
	2.750%, 10/31/13			7,696,887
41,182,000	United States Treasury Note
	2.000%, 11/30/13			41,239,902
13,287,000	United States Treasury Note
	1.880%, 04/30/14			13,129,217
30,190,000	United States Treasury Note
	2.250%, 05/31/14			30,281,989
19,370,000	United States Treasury Note
	2.630%, 06/30/14			19,715,018
12,880,000	United States Treasury Note
	2.630%, 07/31/14			13,095,341
3,081,000	United States Treasury Note
	2.380%, 08/31/14			3,092,554
38,285,000	United States Treasury Note
	2.380%, 09/30/14			38,383,775

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 750,000		United States Treasury Note
		2.630%, 02/29/16				$742,031
4,600,000		United States Treasury Note
		2.380%, 03/31/16				4,477,451
3,475,000		United States Treasury Note
		2.630%, 04/30/16				3,429,933
11,900,000		United States Treasury Note
		3.250%, 07/31/16				12,178,912
12,763,000		United States Treasury Note
		4.750%, 08/15/17				14,221,773
12,312,000		United States Treasury Note
		4.000%, 08/15/18				12,997,815
3,756,000		United States Treasury Note
		3.630%, 08/15/19				3,855,181
11,000,000	j	United States Treasury Strip Principal
		0.000%, 08/15/27				5,158,692

		TOTAL U.S. TREASURY SECURITIES				417,970,269

		TOTAL GOVERNMENT BONDS				1,451,581,340

		(Cost $1,401,422,513)

STRUCTURED ASSETS - 5.98%

ASSET BACKED - 2.80%
3,224,685		AmeriCredit Automobile Receivables Trust	5.160%	04/06/12	Aa3	3,255,087
		Series - 2007 BF (Class A3A)
2,314,031		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	Aa3	2,359,101
		Series - 2006 AF (Class A4)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	6
		Series - 2006 WMC1 (Class N1)
7,900,000	g,h	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	7,899,491
		Series - 2009 2A (Class A)
500,000	i	Capital One Auto Finance Trust	0.270	05/15/13	Baa2	490,484
		Series - 2006 C (Class A4)
4,000,000		Capital One Multi-Asset Execution Trust	4.790	08/15/13	A2	4,089,082
		Series - 2003 B5 (Class B5)
2,000,000	i	Capital One Multi-Asset Execution Trust	0.270	03/16/15	Aaa	1,961,579
		Series - 2007 A4 (Class A4)
681,866	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	432,002
		Series - 2004 2 (Class 1M1)
681,866	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	226,772
		Series - 2004 2 (Class 1B)
999,347		CIT Group Home Equity Loan Trust	6.200	02/25/30	Aa2	860,414
		Series - 2002 1 (Class AF6)
1,600,000		Citicorp Mortgage Securities, Inc	5.710	07/25/36	Aaa	1,520,015
		Series - 2006 1 (Class A3)
4,296,695		Citicorp Mortgage Securities, Inc	5.560	09/25/36	Aaa	4,125,607
		Series - 2006 2 (Class A3)
132,935	i	Countrywide Home Equity Loan Trust	0.460	02/15/29	B3	52,098
		Series - 2004 B (Class 1A)
1,285,344	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	1,174,700
		Series - 2007 MX1 (Class A1)
7,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	4,051,648
		Series - 2007 1A (Class AF3)
20,722	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3	4.620	11/25/35	B1	20,167

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

		Series - 2005 HE2 (Class A3)
$ 1,237,335		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590%	10/25/29	Baa2	$1,140,953
		Series - 2006 HLTV (Class A3)
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	806,927
		Series - 2006 HLTV (Class A4)
5,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	4,707,976
		Series - 2007 1 (Class A3F)
201,270		HFC Home Equity Loan Asset Backed Certificates	5.790	03/20/36	Aaa	200,538
		Series - 2006 4 (Class A1F)
924,730		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	933,520
		Series - 2007 1 (Class A1F)
373,490		Household Automotive Trust	5.610	08/17/11	Aaa	379,698
		Series - 2006 2 (Class A3)
2,891,823	g	JPMorgan Auto Receivables Trust	5.220	07/15/15	A1	2,939,579
		Series - 2008 A (Class C)
1,001,601	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	1,007,748
		Series - 2007 A (Class A3)
1,179,107	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	1,054,331
		Series - 2006 1A (Class A)
1,324,838	g	Marriott Vacation Club Owner Trust	5.520	05/20/29	Aaa	1,118,915
		Series - 2007 1A (Class A)
1,150,000		Merrill Auto Trust Securitization	6.150	04/15/15	Aaa	1,214,656
		Series - 2008 1 (Class A4A)
203,531		Nissan Auto Lease Trust	5.100	07/16/12	Aaa	203,817
		Series - 2006 A (Class A4)
8,000,000	i	Residential Asset Mortgage Products, Inc	0.870	11/25/34	Aa1	5,406,094
		Series - 2004 RS11 (Class M1)
266,541	i	Residential Asset Securities Corp	6.490	10/25/30	Baa1	194,014
		Series - 2001 KS2 (Class AI6)
1,400,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	1,268,780
		Series - 2006 HI5 (Class A2)
2,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Aa3	1,695,260
		Series - 2006 HI5 (Class A3)
1,027,425		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	975,884
		Series - 2006 HI2 (Class A2)
2,020,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	1,260,865
		Series - 2006 HI3 (Class A3)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	54,123
		Series - 2006 HI1 (Class M2)
6,760,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	4,594,610
		Series - 2006 HI4 (Class A3)
454,996	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	405,932
		Series - 2006 1A (Class A1)
162,339	g	Wachovia Auto Loan Owner Trust	5.230	08/22/11	Aaa	162,768
		Series - 2006 2A (Class A3)
672,242	g,i	Wachovia Loan Trust	0.610	05/25/35	Aaa	419,728
		Series - 2005 SD1 (Class A)

		TOTAL ASSET BACKED				64,664,969

OTHER MORTGAGE BACKED - 3.18%
350,000	i	Banc of America Commercial Mortgage, Inc	5.580	06/10/39	Aaa	352,441
		Series - 2004 3 (Class A5)
1,340,000	i	Banc of America Commercial Mortgage, Inc	5.240	11/10/42	Aaa	1,355,759
		Series - 2005 1 (Class A5)
1,320,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	1,123,636
		Series - 2006 6 (Class A4)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 305,624		Bank of America Alternative Loan Trust	5.500%	09/25/19	Aaa	$307,917
		Series - 2004 8 (Class 3A1)
865,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	861,982
		Series - 2004 PWR4 (Class A3)
890,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	882,085
		Series - 2004 T16 (Class A6)
950,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	881,243
		Series - 2006 PW14 (Class A4)
1,465,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	1,396,747
		Series - 2006 T24 (Class A4)
		Bear Stearns Commercial Mortgage Securities Series 2006-
825,000	i	PW11 (Class A4)	5.620	03/11/39	Aaa	796,409
		Series - 2006 PW11 (Class A4)
6,020,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	5,556,068
		Series - 2006 CD3 (Class A5)
4,395,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	Aaa	3,960,400
		Series - 2007 C9 (Class A4)
1,859,362		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	1,561,318
		Series - 2004 30CB (Class 1A15)
942,982		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	896,293
		Series - 2005 17 (Class 1A10)
3,055,946	g,i	Credit Suisse Mortgage Capital Certificates	0.420	04/15/22	Aaa	2,264,894
		Series - 2007 TF2A (Class A1)
820,000	i	Credit Suisse Mortgage Capital Certificates	5.700	09/15/40	NR	646,245
		Series - 2007 C5 (Class A4)
1,360,000		Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	Aaa	1,064,840
		Series - 2007 C1 (Class A3)
750,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	588,134
		Series - 2007 C2 (Class A3)
851,485	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.430	05/15/23	Aaa	721,192
		Series - 2006 HC1A (Class A1)
920,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	905,491
		Series - 2003 C3 (Class A5)
1,835,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	1,786,206
		Series - 2005 C5 (Class A4)
2,053,016	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/33	Aaa	1,997,771
		Series - 2003 AR1 (Class A5)
1,360,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	Aaa	1,279,376
		Series - 2005 GG5 (Class A5)
2,795,000	i	Greenwich Capital Commercial Funding Corp	6.120	07/10/38	Aaa	2,557,143
		Series - 2006 GG7 (Class A4)
5,375,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	4,763,398
		Series - 2007 GG9 (Class A4)
2,000,000		Greenwich Capital Commercial Funding Corp	5.600	12/10/49	Aaa	1,980,730
		Series - 2007 GG11 (Class A2)
3,665,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	3,300,098
		Series - 2007 GG11 (Class A4)
1,320,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	1,192,123
		Series - 2006 GG6 (Class A4)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	1,186,447
		Series - 2006 GG8 (Class A4)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	856,872
		Series - 2006 LDP9 (Class A3)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.420	02/15/20	Aaa	1,153,359
		Series - 2006 FL1A (Class A2)
1,490,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	07/12/37	Aaa	1,544,859

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

		Series - 2003 CB6 (Class A2)
$ 465,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.050%	04/15/45	Aaa	$471,916
		Series - 2006 LDP7 (Class A2)
1,250,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	Aaa	1,073,995
		Series - 2007 CB18 (Class A4)
1,355,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	02/12/49	Aaa	964,890
		Series - 2007 CB19 (Class AM)
725,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.800	02/12/51	Aa3	366,209
		Series - 2008 C2 (Class AM)
1,620,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	1,582,721
		Series - 2005 C1 (Class A4)
650,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	649,660
		Series - 2003 C1 (Class A4)
1,305,000	i	LB-UBS Commercial Mortgage Trust	6.320	04/15/41	Aaa	1,265,673
		Series - 2008 C1 (Class A2)
861,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	709,678
		Series - 2005 CIP1 (Class AM)
700,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	Aaa	657,122
		Series - 2006 C1 (Class A4)
775,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	A3	227,101
		Series - 2008 C1 (Class C)
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.600	02/12/39	Aaa	1,277,864
		Series - 2006 1 (Class A4)
1,305,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	Aaa	912,000
		Series - 2007 8 (Class AM)
469,913		Morgan Stanley Capital I	4.690	06/13/41	Aaa	475,340
		Series - 2004 T15 (Class A2)
900,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	888,171
		Series - 2004 T15 (Class A4)
250,000		Morgan Stanley Capital I	5.330	11/12/41	Aaa	227,351
		Series - 0 HQ10 (Class A4)
1,800,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	1,807,110
		Series - 2005 HQ5 (Class A4)
1,745,000	i	Morgan Stanley Capital I	5.690	04/15/49	Aaa	1,427,246
		Series - 2007 IQ14 (Class A4)
1,780,000		Morgan Stanley Capital I	5.810	12/12/49	NR	1,523,445
		Series - 2007 IQ16 (Class A4)
659,251		Morgan Stanley Capital I	4.810	01/14/42	Aaa	663,433
		Series - 2005 HQ5 (Class A2)
1,740,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	1,481,086
		Series - 2007 IQ13 (Class A4)
670,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	640,026
		Series - 2006 HQ9 (Class A4)
1,925,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.360	09/15/21	A1	1,113,712
		Series - 2006 WL7A (Class A2)
500,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	489,804
		Series - 2007 C31 (Class A2)
1,991,950	i	Wells Fargo Mortgage Backed Securities Trust	5.030	03/25/36	NR	1,709,351
		Series - 2006 AR2 (Class 2A3)
1,488,900	i	Wells Fargo Mortgage Backed Securities Trust	5.860	04/25/36	NR	1,154,285
		Series - 2006 AR4 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED				73,480,665

		TOTAL STRUCTURED ASSETS				138,145,634

		(Cost $150,266,287)

		TOTAL BONDS				2,216,454,154

		(Cost $2,146,611,429)

TIAA-CREF FUNDS - Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	RATING†	VALUE (000)

PREFERRED STOCKS - 0.03%

MORTGAGE BACKED - 0.03%
109,857	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380%	12/30/49	Ca	$198,841
346,458	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	557,799

		TOTAL MORTGAGE BACKED				756,640

		TOTAL PREFERRED STOCKS				756,640

		(Cost $11,407,875)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 10.76%

COMMERCIAL PAPER - 0.22%
$ 5,000,000		Societe Generale North America, Inc		10/06/09		4,999,878

						4,999,878

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.74%
25,000,000		Federal Home Loan Bank (FHLB)		10/16/09		24,999,010
21,380,000		FHLB		11/20/09		21,377,031
27,800,000		FHLB		12/11/09		27,797,248
8,485,000		Federal Home Loan Mortgage Corp (FHLMC)		12/28/09		8,483,965
32,405,000		Federal National Mortgage Association (FNMA)		10/15/09		32,403,992
53,890,000		FNMA		11/16/09		53,882,425
10,000,000		FNMA		12/23/09		9,998,850

						178,942,521

U.S. TREASURY BILLS - 2.80%
25,000,000		United States Treasury Bills		03/04/10		24,983,950
16,425,000		United States Treasury Bills		10/29/09		16,423,403
23,115,000		United States Treasury Bills		10/15/09		23,113,697

						64,521,050

		TOTAL SHORT-TERM INVESTMENTS				248,463,449

		(Cost $248,455,244)

		TOTAL INVESTMENTS - 106.82%				2,465,674,243
		(Cost $2,406,474,548)
		OTHER ASSETS AND LIABILITIES, NET - (6.82)%				(157,520,308)

		NET ASSETS - 100.00%				$2,308,153,935

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
NR	Not rated by Moody’s
plc	Public Limited Company

*	Non-income producing.

TIAA-CREF FUNDS - Bond Fund

†	As provided by Moody’s Investors Services.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2009 the value of these securities amounted to $97,971,375 or 4.24% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.
j	Zero coupon.
n	In default.
p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

TIAA-CREF FUNDS Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 97.95%

CORPORATE BONDS - 42.13%

AGENCY SECURITIES - 0.51%
$600,000	p	General Electric Capital Corp	2.200%	06/08/12	Aaa	$609,275
2,000,000	p	GMAC, Inc	2.200	12/19/12	Aaa	2,021,352

		TOTAL AGENCY SECURITIES				2,630,627

AMUSEMENT AND RECREATION SERVICES - 0.79%
500,000	g	Ameristar Casinos, Inc	9.250	06/01/14	B2	518,750
1,100,000	g	Peninsula Gaming LLC	8.380	08/15/15	Ba2	1,099,999
500,000	g	Penn National Gaming, Inc	8.750	08/15/19	B1	501,250
1,000,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	987,500
350,000		Walt Disney Co	5.700	07/15/11	A2	374,658
575,000		Walt Disney Co	4.500	12/15/13	A2	613,645

		TOTAL AMUSEMENT AND RECREATION SERVICES				4,095,802

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.11%
275,000		Home Depot, Inc	5.250	12/16/13	Baa1	293,067
175,000		Home Depot, Inc	5.880	12/16/36	Baa1	169,786
100,000		Lowe’s Cos, Inc	8.250	06/01/10	A1	104,954

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				567,807

BUSINESS SERVICES - 1.29%
500,000		Ceridian Corp	11.250	11/15/15	Caa2	448,125
250,000		Daimler Finance North America LLC	5.880	03/15/11	A3	259,430
250,000		Daimler Finance North America LLC	5.750	09/08/11	A3	262,589
500,000		Hanarotelecom, Inc	7.000	02/01/12	Baa3	513,855
624,000	i	Interpublic Group of Cos, Inc	2.440	11/15/10	Ba3	595,920
500,000		Iron Mountain, Inc	7.750	01/15/15	B2	503,750
420,000		Iron Mountain, Inc	8.380	08/15/21	B2	432,600
630,000		Lamar Media Corp	7.250	01/01/13	B2	619,762
187,000		Lamar Media Corp	6.630	08/15/15	B2	171,105
765,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	795,600
300,000		Nielsen Finance LLC	10.000	08/01/14	Caa1	301,500
200,000		Oracle Corp	4.950	04/15/13	A2	216,462
400,000		Scientific Games Corp	6.250	12/15/12	Ba3	388,000
500,000	g	Scientific Games International, Inc	9.250	06/15/19	Ba3	520,000
600,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	612,000

		TOTAL BUSINESS SERVICES				6,640,698

CHEMICALS AND ALLIED PRODUCTS - 1.07%
150,000		Abbott Laboratories	5.600	05/15/11	A1	160,505
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	365,185
200,000		Amgen, Inc	5.850	06/01/17	A3	219,972
200,000		Colgate-Palmolive Co	3.150	08/05/15	Aa2	205,110
500,000		Eli Lilly & Co	3.550	03/06/12	A1	523,605

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 150,000		Eli Lilly & Co	5.950%	11/15/37	A1	$170,606
500,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	547,749
185,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	218,096
500,000		Koppers, Inc	9.880	10/15/13	Ba3	516,250
250,000	g	Nalco Co	8.250	05/15/17	Ba2	262,500
375,000		Novartis Capital Corp	4.130	02/10/14	Aa2	395,981
500,000		Pfizer, Inc	4.450	03/15/12	Aa2	531,111
500,000		Pfizer, Inc	6.200	03/15/19	Aa2	563,568
200,000		Praxair, Inc	5.250	11/15/14	A2	221,682
250,000		Procter & Gamble Co	5.550	03/05/37	Aa3	269,213
220,000		Schering-Plough Corp	6.550	09/15/37	Baa1	266,889
		TOTAL CHEMICALS AND ALLIED PRODUCTS				5,438,022

COAL MINING - 0.23%
500,000	g	Arch Coal, Inc	8.750	08/01/16	B1	515,000
250,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	B3	175,000
500,000		Peabody Energy Corp	7.380	11/01/16	Ba1	505,000
		TOTAL COAL MINING				1,195,000

COMMUNICATIONS - 5.12%
500,000		Allbritton Communications Co	7.750	12/15/12	Caa1	470,000
150,000		America Movil SAB de C.V.	6.130	11/15/37	A3	151,560
350,000		AT&T, Inc	4.950	01/15/13	A2	373,170
275,000		AT&T, Inc	6.150	09/15/34	A2	281,044
650,000		AT&T, Inc	6.500	09/01/37	A2	698,430
575,000		AT&T, Inc	6.550	02/15/39	A2	626,889
290,000	g	Axtel SAB de C.V.	9.000	09/22/19	Ba2	294,350
750,000	g	CC HOLDINGS GS V LLC	7.750	05/01/17	Ba1	776,250
1,050,000	g	Cellco Partnership	3.750	05/20/11	A2	1,083,312
500,000	g	Cellco Partnership	5.550	02/01/14	A2	540,341
800,000	g	Cellco Partnership	8.500	11/15/18	A2	998,905
550,000		Comcast Corp	6.500	11/15/35	Baa1	586,073
100,000		Comcast Corp	6.550	07/01/39	Baa1	106,863
1,000,000	g	Cricket Communications, Inc	7.750	05/15/16	Ba2	1,014,999
696,000	g	CSC Holdings, Inc	8.500	04/15/14	Ba3	730,800
250,000	g	DirecTV Holdings LLC	4.750	10/01/14	Ba2	250,000
750,000		DirecTV Holdings LLC	7.630	05/15/16	Ba2	802,499
750,000	g	DirecTV Holdings LLC	5.880	10/01/19	Ba2	745,313
500,000	g	DISH DBS Corp	7.880	09/01/19	Ba3	505,000
500,000		Echostar DBS Corp	7.000	10/01/13	Ba3	503,750
275,000		France Telecom S.A.	5.380	07/08/19	A3	292,497
500,000		Frontier Communications Corp	8.250	05/01/14	Ba2	515,000
100,000		Grupo Televisa S.A.	6.000	05/15/18	Baa1	100,466
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	535,000
500,000		Intelsat Subsidiary Holding Co Ltd	8.880	01/15/15	B3	508,750
500,000		MetroPCS Wireless, Inc	9.250	11/01/14	B2	511,250
275,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	298,439
275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	364,282
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	506,875
500,000		Qwest Corp	8.880	03/15/12	Ba1	526,250
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa2	618,206
300,000		Rogers Wireless, Inc	8.000	12/15/12	Baa3	308,250
655,000	g	SBA Telecommunications, Inc	8.000	08/15/16	Ba2	669,738
120,000	g	SBA Telecommunications, Inc	8.250	08/15/19	Ba2	123,600
525,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	468,563
75,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	77,609

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 75,000		Telecom Italia Capital S.A.	7.000%	06/04/18	Baa2	$82,882
325,000		Telefonica Emisiones SAU	5.880	07/15/19	Baa1	353,118
460,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	Baa2	549,700
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	1,054,346
275,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	303,809
350,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	431,176
625,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	755,435
300,000		Verizon Communications, Inc	4.350	02/15/13	A3	315,400
210,000		Verizon Communications, Inc	8.750	11/01/18	A3	262,343
200,000		Verizon Communications, Inc	6.350	04/01/19	A3	220,853
475,000		Verizon Communications, Inc	8.950	03/01/39	A3	650,733
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	2,364,460
275,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	285,676
125,000		Viacom, Inc	4.380	09/15/14	Baa3	127,644
75,000		Viacom, Inc	6.130	10/05/17	Baa3	80,309
200,000		Vodafone Group plc	4.150	06/10/14	Baa1	205,385
300,000		Vodafone Group plc	5.380	01/30/15	Baa1	321,502

		TOTAL COMMUNICATIONS				26,329,094

DEPOSITORY INSTITUTIONS - 7.91%
175,000		American Express Co	7.000	03/19/18	A3	192,514
350,000		American Express Co	8.130	05/20/19	A3	413,942
500,000	g	Banco Bradesco S.A.	6.750	09/29/19	Baa2	515,619
500,000	p	Bank of America Corp	2.380	06/22/12	Aaa	509,835
200,000		Bank of America Corp	4.900	05/01/13	A2	205,034
350,000		Bank of America Corp	7.380	05/15/14	A2	389,432
25,000		Bank of America Corp	6.000	09/01/17	A2	25,293
350,000		Bank of America Corp	5.750	12/01/17	A2	349,362
275,000		Bank of America Corp	7.630	06/01/19	A2	309,868
650,000		Bank of America NA	5.300	03/15/17	A1	623,552
375,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	397,106
275,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	297,263
550,000		Bank One Corp	5.250	01/30/13	A1	580,883
250,000		Barclays Bank plc	5.200	07/10/14	Aa3	264,079
150,000		BB&T Corp	3.850	07/27/27	A1	154,730
500,000		Capital One Bank USA NA	8.800	07/15/19	A3	577,980
350,000		Capital One Capital V	10.250	08/15/39	Baa2	386,757
300,000		Citigroup, Inc	5.100	09/29/11	A3	308,502
4,500,000	p	Citigroup, Inc	2.130	04/30/12	Aaa	4,563,688
500,000		Citigroup, Inc	5.300	10/17/12	A3	515,875
300,000		Citigroup, Inc	6.130	05/15/18	A3	295,393
550,000		Citigroup, Inc	8.500	05/22/19	A3	620,859
525,000		Citigroup, Inc	6.880	03/05/38	A3	526,591
275,000		Citigroup, Inc	8.130	07/15/39	A3	307,832
300,000		Credit Suisse	5.000	05/15/13	Aa1	317,495
1,000,000		Credit Suisse	5.500	05/01/14	Aa1	1,074,579
250,000		Credit Suisse	5.300	08/13/19	Aa1	256,337
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	2,033,675
250,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	266,292
250,000		Golden West Financial Corp	4.750	10/01/12	A1	257,002
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A3	215,489
275,000	i	ING Groep NV	5.780	12/30/49	Ba1	176,000
550,000		JPMorgan Chase & Co	7.880	06/15/10	A1	575,012
275,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	287,183
1,500,000	p	JPMorgan Chase & Co	2.130	12/26/12	Aaa	1,520,075
2,225,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	2,388,147

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 800,000		JPMorgan Chase & Co	6.300%	04/23/19	Aa3	$873,382
475,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	531,783
500,000	p	KeyBank NA	3.200	06/15/12	Aaa	521,159
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	202,675
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,174,173
2,000,000	p	New York Community Bank	3.000	12/16/11	Aaa	2,059,258
900,000		Northern Trust Corp	4.630	05/01/14	A1	957,644
600,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	608,362
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	Aa2	857,500
2,000,000	p	Regions Bank	3.250	12/09/11	Aaa	2,080,611
500,000	g	Shinhan Bank	6.000	06/29/12	A2	525,150
2,000,000	p	Sovereign Bank	2.750	01/17/12	Aaa	2,058,574
500,000	g	Standard Chartered Bank	6.400	09/26/17	A3	520,255
1,600,000	p	State Street Corp	2.150	04/30/12	Aaa	1,625,270
450,000		State Street Corp	4.300	05/30/14	A1	472,814
100,000		Union Bank of California NA	5.950	05/11/16	A3	99,435
375,000		Wachovia Bank NA	4.800	11/01/14	Aa3	380,571
350,000		Wachovia Bank NA	5.850	02/01/37	Aa3	338,542
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa3	1,875,863
200,000		Zions Bancorporation	7.750	09/23/14	Baa3	179,000

		TOTAL DEPOSITORY INSTITUTIONS				40,641,296

ELECTRIC, GAS, AND SANITARY SERVICES - 3.32%
280,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	Aa2	282,069
700,000	g	AES Corp	8.750	05/15/13	Ba3	713,125
350,000		AGL Capital Corp	5.250	08/15/19	Baa1	359,228
365,000		Alliant Energy Corp	1.000	10/15/14	Baa1	365,967
250,000		Atmos Energy Corp	8.500	03/15/19	Baa2	308,641
190,000		Carolina Power & Light Co	5.130	09/15/13	A1	205,499
250,000		Carolina Power & Light Co	5.300	01/15/19	A1	270,754
275,000		Carolina Power & Light Co	5.700	04/01/35	A1	295,148
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	227,291
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	288,624
400,000		CMS Energy Corp	8.750	06/15/19	Ba1	435,116
200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa1	212,551
200,000		Connecticut Light & Power Co	5.500	02/01/19	A2	216,519
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	889,512
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	291,362
125,000		Dominion Resources, Inc	5.200	08/15/19	Baa2	129,790
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	A1	552,384
500,000		Duke Energy Corp	3.950	09/15/14	Baa2	507,400
250,000	g	Enel Finance International S.A.	3.880	10/07/14	A2	250,000
250,000	g	Enel Finance International S.A.	5.130	10/07/19	A2	250,000
375,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	450,886
250,000		Florida Power & Light Co	5.960	04/01/39	Aa2	284,739
550,000		Florida Power Corp	4.500	06/01/10	A1	563,351
250,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	288,099
100,000	g	Kansas Gas & Electric	6.700	06/15/19	Baa1	114,506
75,000		Kinder Morgan Energy Partners LP	5.630	02/15/15	Baa2	80,504
250,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	Baa2	254,318
300,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	319,121
417,400		Midwest Generation LLC	8.560	01/02/16	Ba1	423,661
523,000		Mirant North America LLC	7.380	12/31/13	B1	520,385
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	255,189
250,000		Nevada Power Co	6.650	04/01/36	Baa3	272,514
200,000		NiSource Finance Corp	10.750	03/15/16	Baa3	235,140

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,000,000		NRG Energy, Inc	7.250%	02/01/14	B1	$982,499
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	52,672
325,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	412,961
150,000		Pacific Gas & Electric Co	6.250	03/01/39	A3	171,620
150,000		Pacificorp	6.000	01/15/39	A2	167,953
500,000		PG&E Corp	5.750	04/01/14	Baa1	545,923
50,000		Potomac Electric Power Co	7.900	12/15/38	A3	66,892
275,000		Progress Energy, Inc	7.050	03/15/19	Baa2	320,193
500,000		Public Service Co of Colorado	4.880	03/01/13	A2	526,475
275,000		Public Service Co of Colorado	5.500	04/01/14	A2	301,010
250,000		Puget Sound Energy, Inc	6.270	03/15/37	Baa1	271,653
440,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	6.750	09/30/19	Aa2	493,365
500,000		Sabine Pass LNG LP	7.250	11/30/13	B2	446,250
150,000		San Diego Gas & Electric Co	6.000	06/01/39	Aa3	171,801
600,000		Texas Eastern Transmission LP	7.300	12/01/10	Baa1	629,356
175,000		Veolia Environnement	5.250	06/03/13	A3	183,460
275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	289,369

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				17,146,845

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.03%
262,000		Analog Devices, Inc	5.000	07/01/14	A3	275,270
350,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	374,761
500,000	g	Empresas Publicas de Medellin ESP	7.630	07/29/19	Baa3	541,250
75,000		General Electric Co	5.250	12/06/17	Aa2	76,969
500,000		L-3 Communications Corp	7.630	06/15/12	Ba2	506,874
145,000	g	L-3 Communications Corp	5.200	10/15/19	Baa2	145,363
300,000		Nokia OYJ	5.380	05/15/19	A1	319,319
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	Baa2	489,711
500,000	g	Power Sector Assets & Liabilities Management Corp	7.250	05/27/19	Ba3	532,500
145,000		Tyco International Finance S.A.	4.130	10/15/14	Baa1	145,871
400,000		Whirlpool Corp	8.000	05/01/12	Baa3	431,761
1,100,000		Whirlpool Corp	8.600	05/01/14	Baa3	1,230,487
250,000	j	WMG Holdings Corp	,	12/15/14	B1	240,625

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				5,310,761

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.10%
500,000	g,h	National Agricultural Cooperative Federation	5.000	09/30/14	A2	504,384

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				504,384

FABRICATED METAL PRODUCTS - 0.48%
167,000		Ball Corp	6.880	12/15/12	Ba1	168,253
537,000		Ball Corp	7.130	09/01/16	Ba1	547,739
120,000		Ball Corp	7.380	09/01/19	Ba1	121,800
150,000		CRH America, Inc	6.950	03/15/12	Baa1	160,691
500,000		Crown Americas LLC	7.630	11/15/13	B1	505,000
500,000		Crown Cork & Seal Co, Inc	8.000	04/15/23	B2	475,000
500,000	g	Silgan Holdings, Inc	7.250	08/15/16	Ba3	505,000

		TOTAL FABRICATED METAL PRODUCTS				2,483,483

FOOD AND KINDRED PRODUCTS - 0.63%
50,000		Bottling Group LLC	5.130	01/15/19	A2	53,283
250,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	264,376
500,000		Constellation Brands, Inc	8.380	12/15/14	Ba3	521,250
100,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	113,678
450,000		General Mills, Inc	5.650	02/15/19	Baa1	487,364
225,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	243,393

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 550,000		Kraft Foods, Inc	6.500%	11/01/31	Baa2	$572,369
150,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	164,806
25,000		PepsiAmericas, Inc	4.380	02/15/14	Baa1	26,081
175,000		PepsiCo, Inc	7.900	11/01/18	Aa2	220,976
500,000	g	Smithfield Foods, Inc	10.000	07/15/14	Ba3	525,000

		TOTAL FOOD AND KINDRED PRODUCTS				3,192,576

FOOD STORES - 0.60%
250,000		Delhaize Group	6.500	06/15/17	Baa3	272,084
275,000		Delhaize Group S.A.	5.880	02/01/14	Baa3	296,168
1,000,000		Ingles Markets, Inc	8.880	05/15/17	B1	1,025,000
550,000		Kroger Co	6.800	04/01/11	Baa2	589,038
50,000		Kroger Co	6.800	12/15/18	Baa2	57,000
750,000		Stater Brothers Holdings	8.130	06/15/12	B2	753,750
95,000		Stater Brothers Holdings	7.750	04/15/15	B2	92,150

		TOTAL FOOD STORES				3,085,190

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
500,000		GSC Holdings Corp	8.000	10/01/12	Ba1	516,250

		TOTAL FURNITURE AND HOME FURNISHINGS STORES				516,250

GENERAL BUILDING CONTRACTORS - 0.08%
385,000	g	Corp GEO SAB de C.V.	8.880	09/25/14	Ba3	404,250

		TOTAL GENERAL BUILDING CONTRACTORS				404,250

GENERAL MERCHANDISE STORES - 0.19%
125,000		TJX Cos, Inc	6.950	04/15/19	A3	146,763
125,000		Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	126,906
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	250,339
375,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	426,770

		TOTAL GENERAL MERCHANDISE STORES				950,778

HEALTH SERVICES - 1.18%
1,000,000	g	Apria Healthcare Group, Inc	11.250	11/01/14	Ba2	1,074,999
500,000		Community Health Systems	8.880	07/15/15	B3	512,500
500,000	g	DASA Finance Corp	8.750	05/29/18	Ba3	530,000
1,115,000		DaVita, Inc	6.630	03/15/13	B1	1,103,849
250,000		Express Scripts, Inc	7.250	06/15/19	Baa3	293,613
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	Ba1	436,000
262,000	o	HCA, Inc	9.630	11/15/16	B2	272,480
500,000	g	HCA, Inc	8.500	04/15/19	Ba3	522,500
500,000	g	HCA, Inc	7.880	02/15/20	Ba3	501,875
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	543,742
250,000	g	US Oncology, Inc	9.130	08/15/17	Ba3	263,125

		TOTAL HEALTH SERVICES				6,054,683

HOLDING AND OTHER INVESTMENT OFFICES - 0.40%
120,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	129,671
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	100,046
100,000		Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	90,029
150,000		Developers Diversified Realty Corp	9.630	03/15/16	Baa3	150,471
100,000		Duke Realty LP	7.380	02/15/15	Baa2	103,134
130,000		Duke Realty LP	8.250	08/15/19	Baa2	135,735
25,000		Federal Realty Investment Trust	5.650	06/01/16	Baa1	23,764
125,000		Mack-Cali Realty Corp	7.750	08/15/19	Baa2	128,799

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 50,000		National Retail Properties, Inc	6.880%	10/15/17	Baa2	$45,903
50,000	g	PPF Funding, Inc	5.350	04/15/12	Baa1	42,292
25,000		ProLogis	5.500	04/01/12	Baa2	24,702
100,000		ProLogis	5.500	03/01/13	Baa2	94,885
135,000		ProLogis	5.630	11/15/16	Baa2	121,131
153,000		ProLogis	6.630	05/15/18	Baa2	141,279
150,000		Realty Income Corp	5.950	09/15/16	Baa1	143,818
150,000		Regency Centers LP	5.250	08/01/15	Baa2	139,307
25,000		Regency Centers LP	5.880	06/15/17	Baa2	23,498
100,000		Simon Property Group LP	6.750	05/15/14	A3	107,248
25,000		Simon Property Group LP	5.250	12/01/16	A3	24,643
210,000		Simon Property Group LP	10.350	04/01/19	A3	261,336

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				2,031,691

HOTELS AND OTHER LODGING PLACES - 0.17%
835,000	g	MGM Mirage	10.380	05/15/14	B1	891,363

		TOTAL HOTELS AND OTHER LODGING PLACES				891,363

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.36%
100,000		Black & Decker Corp	8.950	04/15/14	Baa3	117,506
475,000		Hewlett-Packard Co	4.250	02/24/12	A2	501,866
350,000		Hewlett-Packard Co	4.750	06/02/14	A2	375,643
200,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	236,326
575,000	g	Seagate Technology International	10.000	05/01/14	Ba1	628,188

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,859,529

INSTRUMENTS AND RELATED PRODUCTS - 0.49%
250,000		Agilent Technologies, Inc	4.450	09/14/12	Baa3	252,718
500,000		Biomet, Inc	11.630	10/15/17	Caa1	545,000
275,000		Medtronic, Inc	4.750	09/15/15	A1	297,932
125,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	164,836
150,000		St. Jude Medical, Inc	3.750	07/15/14	Baa1	152,625
500,000		Xerox Corp	7.630	06/15/13	Baa2	513,489
525,000		Xerox Corp	8.250	05/15/14	Baa2	596,762

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,523,362

INSURANCE CARRIERS - 1.01%
275,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	300,512
240,000		Aetna, Inc	6.500	09/15/18	A3	259,799
150,000		Aetna, Inc	6.630	06/15/36	A3	155,821
800,000		Aflac, Inc	8.500	05/15/19	A2	953,656
375,000		Allstate Corp	7.450	05/16/19	A3	446,961
400,000		Chubb Corp	6.000	05/11/37	A2	441,576
550,000		Metlife, Inc	5.000	06/15/15	A2	574,365
275,000		Metlife, Inc	5.700	06/15/35	A2	282,833
525,000		MetLife, Inc	6.750	06/01/16	A2	585,904
300,000	g	Prudential Funding LLC	6.750	09/15/23	A3	282,453
300,000		Travelers Cos, Inc	5.800	05/15/18	A2	332,399
75,000		Travelers Cos, Inc	5.900	06/02/19	A2	84,041
250,000		Unum Group	7.130	09/30/16	Ba1	252,949
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	274,972

		TOTAL INSURANCE CARRIERS				5,228,241

JUSTICE, PUBLIC ORDER AND SAFETY - 0.20%
1,000,000		Corrections Corp of America	7.750	06/01/17	Ba2	1,032,500

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				1,032,500

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

LEGAL SERVICES - 0.16%
$ 814,000		FTI Consulting, Inc	7.630%	06/15/13	Ba2	$811,965

		TOTAL LEGAL SERVICES				811,965

METAL MINING - 0.25%
125,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	132,969
500,000		Newmont Mining Corp	6.250	10/01/39	Baa2	496,607
350,000		Teck Resources Ltd	9.750	05/15/14	Ba2	385,000
250,000		Teck Resources Ltd	10.750	05/15/19	Ba2	290,625

		TOTAL METAL MINING				1,305,201

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
500,000		Harsco Corp	5.130	09/15/13	Baa1	524,776
350,000	g	WMG Acquisition Corp	9.500	06/15/16	Ba2	369,250

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				894,026

MISCELLANEOUS RETAIL - 0.17%
50,000		CVS Caremark Corp	6.600	03/15/19	Baa2	56,363
250,000		Staples, Inc	9.750	01/15/14	Baa2	300,310
500,000		Susser Holdings LLC	10.630	12/15/13	B3	516,250

		TOTAL MISCELLANEOUS RETAIL				872,923

MOTION PICTURES - 0.14%
375,000		Time Warner, Inc	6.880	05/01/12	Baa2	412,807
275,000		Time Warner, Inc	6.500	11/15/36	Baa2	281,395

		TOTAL MOTION PICTURES				694,202

NONDEPOSITORY INSTITUTIONS - 3.06%
550,000	g	American Honda Finance Corp	5.130	12/15/10	A1	565,278
250,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	291,250
500,000	i	Banco Mercantil del Norte S.A.	6.140	10/13/16	A3	480,298
500,000	g	CCL Finance Ltd	9.500	08/15/14	Ba3	531,250
300,000		Countrywide Financial Corp	6.250	05/15/16	A3	300,474
300,000		Countrywide Home Loans, Inc	4.000	03/22/11	A2	304,900
500,000	g	Drummond Co, Inc	7.380	02/15/16	B2	440,000
500,000		Ford Motor Credit Co LLC	7.500	08/01/12	Caa1	480,084
225,000		General Electric Capital Corp	5.880	02/15/12	Aa2	239,575
525,000		General Electric Capital Corp	5.900	05/13/14	Aa2	562,953
2,700,000		General Electric Capital Corp	5.500	06/04/14	Aa2	2,851,512
400,000		General Electric Capital Corp	6.880	01/10/39	Aa2	418,932
310,000	g	Holcim US Finance Sarl & Cie SCS	6.000	12/30/19	Baa2	313,772
650,000		HSBC Finance Corp	5.250	01/14/11	A3	668,221
1,500,000		HSBC Finance Corp	6.380	11/27/12	A3	1,613,081
500,000	g	HUTCHINSON WHAMPOA FINAN	5.750	09/11/19	A3	503,021
415,000		International Lease Finance Corp	5.750	06/15/11	Baa3	378,018
275,000		International Lease Finance Corp	5.630	09/20/13	Baa3	209,519
250,000		International Lease Finance Corp	6.630	11/15/13	Baa3	198,230
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	Aaa	326,122
1,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	1,058,768
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	544,877
554,000	g	Majapahit Holding BV	8.000	08/07/19	Ba2	591,395
250,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	250,558
275,000		MBNA Corp	6.130	03/01/13	A2	288,876

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 400,000		National Rural Utilities Cooperative Finance Corp	5.500%	07/01/13	A1	$435,543
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	330,642
500,000		TAM LINHAS AERES S.A.	7.380	04/25/17	B1	475,000

		TOTAL NONDEPOSITORY INSTITUTIONS				15,652,149

OIL AND GAS EXTRACTION - 3.16%
150,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	179,349
275,000		Anadarko Petroleum Corp	7.950	06/15/39	Baa3	333,422
1,000,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	1,037,499
425,000		Baker Hughes, Inc	6.500	11/15/13	A2	483,523
250,000		Baker Hughes, Inc	6.880	01/15/29	A2	295,481
330,000		Berry Petroleum Co	10.250	06/01/14	B2	352,275
300,000		BJ Services Co	5.750	06/01/11	Baa1	316,454
550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	595,365
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	328,098
250,000	g	Cenovus Energy, Inc	5.700	10/15/19	Baa2	256,348
250,000		Chesapeake Energy Corp	7.630	07/15/13	Ba3	248,438
500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	458,750
1,000,000		Denbury Resources, Inc	7.500	04/01/13	B1	1,000,000
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	A3	533,854
125,000		EnCana Corp	6.500	05/15/19	Baa2	138,769
100,000		EnCana Corp	6.630	08/15/37	Baa2	110,596
500,000		Encore Acquisition Co	6.250	04/15/14	B1	465,000
750,000		Encore Acquisition Co	9.500	05/01/16	B1	791,250
425,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	440,365
250,000	h	Enterprise Products Operating LLC	6.130	10/15/39	Baa3	252,588
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	292,907
225,000		EOG Resources, Inc	5.630	06/01/19	A3	246,312
500,000		Gaz Capital S.A.	6.510	03/07/22	Baa1	459,800
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	541,397
125,000		Husky Energy, Inc	6.800	09/15/37	Baa2	136,680
430,000	g	KazMunaiGaz Finance Sub BV	11.750	01/23/15	Baa2	508,475
125,000		Nexen, Inc	6.200	07/30/19	Baa3	129,648
250,000		Nexen, Inc	7.500	07/30/39	Baa3	272,230
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	98,875
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	117,500
500,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	576,875
500,000	g	Petroleos Mexicanos	4.880	03/15/15	Baa1	493,750
100,000	g	Petroleos Mexicanos	8.000	05/03/19	Baa1	114,200
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	486,975
350,000		Plains Exploration & Production Co	8.630	10/15/19	B1	354,375
500,000		Range Resources Corp	7.500	05/15/16	Ba3	500,000
100,000		Range Resources Corp	7.250	05/01/18	Ba3	98,000
250,000		SEACOR Holdings, Inc	7.380	10/01/19	Ba1	251,122
495,000		Southwestern Energy Co	7.500	02/01/18	Ba2	499,950
600,000		XTO Energy, Inc	6.250	04/15/13	Baa2	652,898
300,000		XTO Energy, Inc	4.630	06/15/13	Baa2	310,343
450,000		XTO Energy, Inc	5.500	06/15/18	Baa2	464,391

		TOTAL OIL AND GAS EXTRACTION				16,224,127

PAPER AND ALLIED PRODUCTS - 0.62%
191,000	g	Celulosa Arauco y Constitucion S.A.	7.250	07/29/19	Baa2	210,299
235,000		Domtar Corp	10.750	06/01/17	Ba3	263,200
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	Ba3	778,126
950,000	g	Greif, Inc	7.750	08/01/19	Ba2	978,500
475,000		International Paper Co	7.500	08/15/21	Baa3	503,293

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 500,000	g	Verso Paper Holdings LLC	11.500%	07/01/14	Ba2	$512,500

		TOTAL PAPER AND ALLIED PRODUCTS				3,245,918

PETROLEUM AND COAL PRODUCTS - 1.03%
500,000	g	Ashland, Inc	9.130	06/01/17	Ba3	535,000
525,000		BP Capital Markets plc	3.130	03/10/12	Aa1	542,365
250,000		BP Capital Markets plc	3.880	03/10/15	Aa1	258,265
525,000		Chevron Corp	3.450	03/03/12	Aa1	546,560
575,000		ConocoPhillips	6.500	02/01/39	A1	662,828
500,000	g	Ecopetrol S.A.	7.630	07/23/19	Baa2	547,500
175,000		Hess Corp	7.000	02/15/14	Baa2	195,289
175,000		Hess Corp	8.130	02/15/19	Baa2	210,236
275,000		Marathon Oil Corp	6.500	02/15/14	Baa1	302,825
175,000		Marathon Oil Corp	7.500	02/15/19	Baa1	201,850
125,000		Shell International Finance BV	6.380	12/15/38	Aa1	148,432
200,000		StatoilHydro ASA	3.880	04/15/14	Aa2	209,429
680,000		Tesoro Corp	9.750	06/01/19	Ba1	707,199
250,000		Valero Energy Corp	6.630	06/15/37	Baa2	223,268

		TOTAL PETROLEUM AND COAL PRODUCTS				5,291,046

PIPELINES, EXCEPT NATURAL GAS - 0.15%
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	529,350
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	219,035

		TOTAL PIPELINES, EXCEPT NATURAL GAS				748,385

PRIMARY METAL INDUSTRIES - 0.21%
500,000		ArcelorMittal	9.850	06/01/19	Baa3	591,402
480,000	g	CSN Islands XI Corp	6.880	09/21/19	Ba1	483,000

		TOTAL PRIMARY METAL INDUSTRIES				1,074,402

PRINTING AND PUBLISHING - 0.36%
100,000		News America, Inc	7.250	05/18/18	Baa1	110,527
250,000		News America, Inc	7.630	11/30/28	Baa1	259,283
325,000		News America, Inc	6.650	11/15/37	Baa1	338,551
500,000	g	News America, Inc	6.900	08/15/39	Baa1	532,292
550,000		Thomson Corp	5.700	10/01/14	Baa1	603,101

		TOTAL PRINTING AND PUBLISHING				1,843,754

RAILROAD TRANSPORTATION - 0.59%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	299,273
250,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	Baa1	252,977
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	166,494
550,000		Canadian National Railway Co	4.400	03/15/13	A3	577,403
175,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	190,357
250,000		Norfolk Southern Corp	5.900	06/15/19	Baa1	277,938
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	309,511
550,000		Union Pacific Corp	6.500	04/15/12	Baa2	606,951
300,000		Union Pacific Corp	5.130	02/15/14	Baa2	321,822

		TOTAL RAILROAD TRANSPORTATION				3,002,726

SECURITY AND COMMODITY BROKERS - 2.42%
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	360,000
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	647,384
600,000		Goldman Sachs Group, Inc	5.250	10/15/13	A1	636,969
425,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	446,224

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 275,000		Goldman Sachs Group, Inc	5.350%	01/15/16	A1	$284,028
1,275,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	1,458,111
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	149,047
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	387,012
500,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	11/29/49	Ca	50
1,000,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	1,066,487
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	1,710,919
300,000		Merrill Lynch & Co, Inc	6.400	08/28/17	A2	303,829
925,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	972,820
500,000		Morgan Stanley	5.380	10/15/15	A2	516,116
900,000		Morgan Stanley	5.750	10/18/16	A2	913,247
250,000		Morgan Stanley	6.630	04/01/18	A2	264,356
725,000		Morgan Stanley	7.300	05/13/19	A2	797,699
1,000,000		Morgan Stanley	5.630	09/23/19	A2	983,299
600,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa3	519,000

		TOTAL SECURITY AND COMMODITY BROKERS				12,416,597

SOCIAL SERVICES - 0.09%
500,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	482,500

		TOTAL SOCIAL SERVICES				482,500

STONE, CLAY, AND GLASS PRODUCTS - 0.26%
300,000		3M Co	5.700	03/15/37	Aa2	338,229
980,000		Owens Brockway Glass Container, Inc	8.250	05/15/13	Ba3	1,002,050

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,340,279

TOBACCO PRODUCTS - 0.19%
200,000		Philip Morris International, Inc	4.880	05/16/13	A2	212,465
550,000		Philip Morris International, Inc	6.880	03/17/14	A2	628,301
100,000		Philip Morris International, Inc	6.380	05/16/38	A2	115,084

		TOTAL TOBACCO PRODUCTS				955,850

TRANSPORTATION BY AIR - 0.19%
1,000,000		Bristow Group, Inc	6.130	06/15/13	Ba2	956,250

		TOTAL TRANSPORTATION BY AIR				956,250

TRANSPORTATION EQUIPMENT - 0.81%
285,000		Boeing Co	5.000	03/15/14	A2	310,778
1,000,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	1,005,001
265,000		Goodrich Corp	6.130	03/01/19	Baa2	287,967
150,000		Honeywell International, Inc	3.880	02/15/14	A2	156,134
550,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	629,574
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,170,433
350,000		United Technologies Corp	6.130	02/01/19	A2	400,442
150,000		United Technologies Corp	6.050	06/01/36	A2	172,556

		TOTAL TRANSPORTATION EQUIPMENT				4,132,885

WATER TRANSPORTATION - 0.09%
445,000	g	Hornbeck Offshore Services, Inc	8.000	09/01/17	Ba3	438,325

		TOTAL WATER TRANSPORTATION				438,325

WHOLESALE TRADE-DURABLE GOODS - 0.18%
500,000	g	Ace Hardware Corp	9.130	06/01/16	Ba2	522,500
125,000		Vale Overseas Ltd	6.250	01/23/17	Baa2	133,825
125,000		Vale Overseas Ltd	5.630	09/15/19	Baa2	127,147

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 125,000		Vale Overseas Ltd	6.880%	11/21/36	Baa2	$129,316

		TOTAL WHOLESALE TRADE-DURABLE GOODS				912,788

WHOLESALE TRADE-NONDURABLE GOODS - 0.46%
75,000		Airgas, Inc	4.500	09/15/14	Baa3	76,328
500,000	g	Airgas, Inc	7.130	10/01/18	Ba1	515,625
1,000,000		Inergy LP	6.880	12/15/14	B1	955,000
250,000		McKesson Corp	6.500	02/15/14	Baa3	274,036
450,000		Supervalu, Inc	7.500	11/15/14	Ba3	452,250
65,000		SUPERVALU, Inc	8.000	05/01/16	Ba3	67,275

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,340,514

		TOTAL CORPORATE BONDS				216,391,044

		(Cost $205,387,463)

GOVERNMENT BONDS - 46.58%

AGENCY SECURITIES - 1.09%
650,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	667,193
1,000,000		Federal Home Loan Banks	5.000	11/17/17	Aaa	1,092,426
1,000,000		Federal Home Loan Mortgage Corp	3.750	03/27/19	Aaa	1,000,488
990,000		FHLMC	2.500	04/23/14	Aaa	991,686
1,767,403		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,851,920

		TOTAL AGENCY SECURITIES				5,603,713

FOREIGN GOVERNMENT BONDS - 4.42%
500,000		Banco Nacional de Desenvolvimento Economico e Socialg
		6.500%, 06/10/19				531,250
235,000		Banque Centrale de Tunisie
		8.250%, 09/19/27				275,538
500,000		Barbados Government International Bondg
		6.630%, 12/05/35				428,934
500,000		Brazilian Government International Bond
		5.880%, 01/15/19				537,500
600,000		Brazilian Government International Bond
		7.130%, 01/20/37				715,500
500,000		Brazilian Government International Bond
		5.630%, 01/07/41				493,231
500,000		China Development Bank
		5.000%, 10/15/15				537,061
250,000		Development Bank of Japan
		4.250%, 06/09/15				260,760
500,000		Egypt Government AID Bonds
		4.450%, 09/15/15				531,910
350,000		Eksportfinans A/S
		5.000%, 02/14/12				375,529
500,000		El Salvador Government International Bondg
		7.650%, 06/15/35				500,000
275,000		European Investment Bank
		4.880%, 02/15/36				281,837
355,000		Export-Import Bank of Korea
		5.880%, 01/14/15				374,259
500,000		Federal Republic of Germanyg
		3.880%, 06/01/10				510,232

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	VALUE

$ 395,000	Federative Republic of Brazil
	6.000%, 01/17/17	$427,390
377,778	Federative Republic of Brazil
	8.000%, 01/15/18	437,467
500,000	Indonesia Government International Bondg
	6.880%, 01/17/18	537,500
500,000	International Finance Corp
	5.130%, 05/02/11	531,228
225,000	Italy Government International Bond
	5.380%, 06/12/17	245,768
1,100,000	Italy Government International Bond
	6.880%, 09/27/23	1,321,833
250,000	Japan Finance Corp
	2.000%, 06/24/11	253,196
60,000	Mexico Government International Bond
	6.380%, 01/16/13	65,790
100,000	Mexico Government International Bond
	5.880%, 01/15/14	107,000
150,000	Mexico Government International Bond
	6.750%, 09/27/34	165,000
560,000	Mexico Government International Bond
	6.050%, 01/11/40	558,600
50,000	Oesterreichische Kontrollbank AG.
	5.000%, 04/25/17	53,302
135,000	Peruvian Government International Bond
	7.350%, 07/21/25	157,613
500,000	Peruvian Government International Bond
	6.550%, 03/14/37	542,500
398,000	Poland Government International Bond
	6.380%, 07/15/19	447,121
600,000	Province of Manitoba Canada
	5.000%, 02/15/12	624,002
600,000	Province of Ontario Canada
	3.130%, 09/08/10	613,806
2,000,000	Province of Ontario Canada
	2.630%, 01/20/12	2,050,931
1,400,000	Province of Ontario Canada
	4.100%, 06/16/14	1,480,170
620,000	Province of Quebec Canada
	4.630%, 05/14/18	646,173
550,000	Province of Saskatchewan Canada
	8.000%, 02/01/13	629,364
500,000	Republic of Korea
	5.750%, 04/16/14	539,144
275,000	Republic of Peru
	7.130%, 03/30/19	317,213
500,000	Republic of the Philippines
	6.500%, 01/20/20	535,625
500,000	Republic of Turkey
	7.500%, 07/14/17	551,250
480,000	Russia Government International Bond
	7.500%, 03/31/30	521,088
256,000	South Africa Government International Bond
	6.880%, 05/27/19	285,440
400,000	South Africa Government International Bond
	5.880%, 05/30/22	410,000

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 52,000		United Mexican States
		5.880%, 02/17/14			$55,640
675,000		United Mexican States
		5.950%, 03/19/19			708,750
500,000		Uruguay Government International Bond
		6.880%, 09/28/25			512,750
		TOTAL FOREIGN GOVERNMENT BONDS			22,686,195

MORTGAGE BACKED - 33.14%
1,470,774		Federal National Mortgage Association (FNMA)	5.500%	04/01/35	1,545,538
451,894		FNMA	6.000	04/01/35	480,165
3,524,174		FNMA	5.500	05/01/35	3,701,118
230,684		FNMA	6.000	12/01/34	245,116
586,465		FNMA	5.500	01/01/35	616,277
1,213,888		FNMA	5.500	02/01/35	1,277,111
2,721,924		FNMA	5.500	05/01/35	2,858,587
774,670		FNMA	5.000	08/01/35	803,026
935,226		FNMA	5.500	09/01/35	983,936
2,648,613		FNMA	5.000	10/01/35	2,745,563
1,146,606		FNMA	6.000	05/01/35	1,215,474
100,446		FNMA	7.500	06/01/35	111,116
581,228		FNMA	6.000	07/01/35	616,138
624,320		FNMA	5.500	12/01/33	656,836
502,634		FNMA	5.500	01/01/34	528,813
232,383		FNMA	5.000	03/01/34	241,252
1,014,320		FNMA	5.000	11/01/33	1,053,034
363,970		FNMA	5.500	12/01/33	382,927
372,200		FNMA	5.500	12/01/33	391,586
961,597		FNMA	5.000	03/01/34	998,298
1,489,733		FNMA	5.000	04/01/34	1,545,195
3,677,848		FNMA	5.000	08/01/34	3,818,326
681,422		FNMA	6.000	08/01/34	725,118
190,272		FNMA	5.000	03/01/34	197,534
1,929,242		FNMA	5.000	03/01/34	2,002,874
230,485		FNMA	5.000	03/01/34	239,282
206,085		FNMA	5.000	10/01/35	213,629
71,774		FNMA	6.000	09/01/37	75,884
90,468		FNMA	6.000	09/01/37	95,647
1,041,195		FNMA	6.500	09/01/37	1,114,610
293,791		FNMA	6.500	08/01/37	314,506
108,573		FNMA	6.000	09/01/37	114,789
118,890		FNMA	6.000	09/01/37	125,696
183,664		FNMA	6.500	09/01/37	196,615
2,000,000	h	FNMA	5.000	10/25/38	2,065,624
7,000,000	h	FNMA	6.000	10/25/38	7,385,000
2,000,000	h	FNMA	6.500	10/25/38	2,137,500
548,448		FNMA	6.500	09/01/37	587,120
990,804		FNMA	6.500	09/01/37	1,060,666
361,599	i	FNMA	5.890	10/01/37	380,020
1,996,857		FNMA	6.000	04/01/36	2,113,049
494,590		FNMA	6.500	04/01/36	529,773
1,595,985	i	FNMA	5.930	07/01/36	1,683,203
762,211		FNMA	5.500	10/01/35	800,480
596,000		FNMA	5.500	12/01/35	625,924
1,197,190		FNMA	5.000	04/01/36	1,239,328
1,524,925	i	FNMA	5.720	09/01/36	1,604,576

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 755,401		FNMA	6.500%	03/01/37	$809,136
67,972		FNMA	7.000	04/01/37	74,249
255,459		FNMA	6.500	08/01/37	273,472
438,514		FNMA	6.500	09/01/36	469,708
2,211,518	i	FNMA	5.770	12/01/36	2,331,960
386,532		FNMA	7.000	02/01/37	422,230
962,457		FNMA	5.000	11/01/33	999,191
715,567		FNMA	5.000	04/01/39	740,195
990,572		FNMA	4.500	05/01/39	1,004,708
773,496	h	FNMA	4.500	08/01/39	784,535
835,997		FNMA	4.500	02/01/39	848,011
1,938,296		FNMA	4.500	02/01/39	1,966,151
670,329		FNMA	5.500	02/01/39	702,205
2,000,000	h	FNMA	4.500	10/25/39	2,025,624
2,782,905		FNMA	4.640	11/01/14	2,938,184
400,401		FNMA	4.560	01/01/15	421,299
164,501		FNMA	6.500	10/01/16	177,578
1,000,000	h	FNMA	5.500	10/25/39	1,045,938
32,058		FNMA	5.000	06/01/13	33,176
2,194,264		FNMA	4.780	02/01/14	2,320,682
977,203		FNMA	4.000	05/01/24	995,630
522,785		FNMA	4.500	08/01/24	542,119
1,000,000	h	FNMA	4.500	10/25/24	1,035,312
239,962		FNMA	4.500	06/01/19	252,735
114,866		FNMA	4.500	11/01/20	120,981
373,806		FNMA	5.000	12/01/20	395,271
743,320		FNMA	5.000	02/01/36	770,529
763,359		FNMA	5.500	01/01/39	799,659
736,636		FNMA	6.000	01/01/39	778,191
705,906		FNMA	6.000	01/01/39	745,728
752,643		FNMA	6.000	03/01/36	796,438
667,595		FNMA	6.000	12/01/36	706,441
457,245		FNMA	6.000	11/01/37	483,422
68,475		FNMA	6.500	11/01/16	73,918
375,700		FNMA	7.000	07/01/32	414,042
134,106		FNMA	5.000	02/01/33	139,225
716,622		FNMA	4.500	03/25/33	751,894
2,971,949		FNMA	5.000	10/01/25	3,110,227
20,238		FNMA	9.000	11/01/25	23,126
17,521		FNMA	7.500	01/01/29	19,603
909,805		FNMA	5.500	06/01/33	957,190
1,176,687		FNMA	4.500	10/01/33	1,200,098
495,475		FNMA	5.000	10/01/33	514,385
450,136		FNMA	5.000	10/01/33	467,316
372,452		FNMA	5.000	07/01/33	386,667
2,184,219		FNMA	5.500	07/01/33	2,297,980
1,165,093		FNMA	4.500	08/01/33	1,188,274
128,568		FNMA	5.500	05/01/18	137,598
132,691		FNMA	6.000	01/01/19	142,778
1,000,000		FNMA	4.000	02/25/19	1,015,261
421,855		FNMA	5.000	12/01/17	448,451
120,393		FNMA	6.500	02/01/18	129,512
291,264		FNMA	5.500	04/01/18	311,855
1,024,956		FNMA	4.500	04/01/19	1,079,517
35,619		FNMA	8.000	03/01/23	40,160
543,114		FNMA	5.500	02/01/24	576,596

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,229,723		FNMA	5.500%	07/01/24		$1,303,391
361,823		FNMA	5.000	03/01/20		384,409
118,160		FNMA	4.500	12/01/20		123,785
535,905		FNMA	5.000	03/01/21		569,357
158,783	h,i	Federal Home Loan Mortgage Corp (FHLMC)	5.870	04/01/37		166,905
1,135,039	h,i	FHLMC	5.770	03/01/37		1,195,432
218,597	h,i	FHLMC	6.010	05/01/37		230,515
1,016,818	h,i	FHLMC	5.830	08/01/37		1,080,374
5,262,677	h,i	FHLMC	5.710	06/01/37		5,551,487
2,348,064	h,i	FHLMC	5.790	07/01/36		2,475,364
835,076	h,i	FHLMC	3.650	02/01/36		845,699
460,600	h,i	FHLMC	4.860	09/01/36		473,232
758,289	h,i	FHLMC	5.740	02/01/37		799,440
1,024,753	h,i	FHLMC	6.070	09/01/36		1,086,585
1,348,088		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	04/01/37		1,413,035
630,865		FGLMC	5.500	01/01/37		661,752
94,694		FGLMC	6.000	09/01/37		100,174
612,671		FGLMC	5.000	04/01/38		634,010
2,695,569		FGLMC	5.000	12/01/37		2,789,605
712,108		FGLMC	7.000	01/01/36		773,996
712,070		FGLMC	5.000	11/01/35		738,358
614,798		FGLMC	5.500	04/01/36		644,898
569,003		FGLMC	6.500	10/01/36		607,435
117,869		FGLMC	6.500	05/01/36		125,830
1,765,497		FGLMC	5.000	04/01/38		1,826,988
722,211		FGLMC	6.500	11/01/37		770,837
293,991		FGLMC	5.000	02/01/36		304,844
1,438,658		FGLMC	6.000	11/01/38		1,520,266
1,000,000	h	FGLMC	6.500	10/15/39		1,065,625
795,008		FGLMC	4.000	06/01/39		786,976
298,349		FGLMC	4.500	01/01/20		314,044
1,578,909		FGLMC	5.500	07/01/38		1,654,888
314,507		FGLMC	5.000	04/01/23	Aaa	330,534
636,096		FGLMC	5.000	05/01/34		660,174
323,018		FGLMC	4.500	09/01/24		334,762
1,051,880		FGLMC	5.500	10/01/20		1,117,211
502,624		FGLMC	5.000	10/01/20		531,956
58,261		FGLMC	7.000	10/01/20		64,770
867,250		FGLMC	5.500	08/01/21		919,759
437,032		FGLMC	4.500	06/01/21		457,565
73,207		FGLMC	6.500	12/01/16		78,549
9,946		FGLMC	7.000	09/01/10		10,197
863,551		FGLMC	5.500	01/01/19		926,090
547,512		FGLMC	4.500	09/01/20		573,235
1,461,483		FGLMC	4.500	07/01/20		1,530,147
183,802		FGLMC	6.500	01/01/29		198,227
1,302,771		FGLMC	5.500	03/01/35		1,368,588
521,069		FGLMC	5.500	12/01/34		547,882
727,876		FGLMC	7.000	05/01/35		800,732
2,356,046		FGLMC	5.500	06/01/35		2,475,076
1,067,498		FGLMC	5.500	06/01/35		1,121,429
2,767,680		FGLMC	5.500	12/01/33		2,913,559
11,261		FGLMC	8.000	01/01/31		12,777
2,729,331		FGLMC	7.000	12/01/33		3,002,520
930,292		FGLMC	4.500	10/01/34		947,056
1,785,547		FGLMC	5.000	01/01/34		1,854,254

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 502,726		Government National Mortgage Association (GNMA)	5.500%	03/20/35	$530,575
348,188		GNMA	6.000	10/20/36	369,575
363,404		GNMA	6.000	01/20/37	385,584
1,432,977		GNMA	5.500	02/20/35	1,512,357
155,233		GNMA	5.000	02/15/33	161,816
1,651,684		GNMA	5.000	09/15/33	1,721,726
343,510		GNMA	5.500	11/20/33	363,301
360,030		GNMA	6.000	08/20/38	381,615
1,000,000	h	GNMA	5.500	10/15/38	1,049,062
496,119		GNMA	6.230	09/15/43	508,186
378,871		GNMA	6.000	08/15/38	400,774
965,479		GNMA	6.000	12/15/37	1,021,447
803,711		GNMA	5.500	07/15/38	844,902
824,383		GNMA	5.500	07/20/38	867,381
12,298		GNMA	7.000	06/20/31	13,481
1,000,000	h	GNMA	5.000	10/15/39	1,034,688
1,000,000	h	GNMA	6.000	10/15/39	1,055,625
530,363		GNMA	6.000	02/20/37	562,733
324,493		GNMA	4.000	08/15/39	321,481
208,770		GNMA	5.500	07/15/33	220,611
778,948		GNMA	5.000	04/15/38	807,842
990,445		GNMA	4.500	03/15/39	1,007,158
56,514		GNMA	6.500	12/15/28	61,117
114,497		GNMA	6.500	03/15/29	123,750
35,626		GNMA	8.500	10/20/30	40,818
5,669		GNMA	7.500	08/15/28	6,351
318,216		GNMA	5.000	07/20/39	329,724
14,858		GNMA	6.500	09/15/23	15,811
37,213		GNMA	7.500	11/15/23	41,533

		TOTAL MORTGAGE BACKED			170,237,849

U.S. TREASURY SECURITIES - 7.93%
8,302,000		United States Treasury Bond
		8.000%, 11/15/21			11,751,223
6,600,000		United States Treasury Bond
		5.250%, 02/15/29			7,661,155
507,000		United States Treasury Bond
		4.500%, 02/15/36			544,549
1,929,000		United States Treasury Bond
		5.000%, 05/15/37			2,235,530
587,000		United States Treasury Bond
		4.380%, 02/15/38			618,368
595,000		United States Treasury Note
		0.880%, 05/31/11			596,418
1,705,000		United States Treasury Note
		1.000%, 08/31/11			1,707,997
2,000,000		United States Treasury Note
		1.880%, 06/15/12			2,031,250
225,000		United States Treasury Note
		1.380%, 09/15/12			224,613
311,000		United States Treasury Note
		1.880%, 04/30/14			307,307
670,000		United States Treasury Note
		2.250%, 05/31/14			672,041
2,570,000		United States Treasury Note
		2.630%, 06/30/14			2,615,777

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,465,000		United States Treasury Note
		2.380%, 08/31/14				$3,477,994
1,515,000		United States Treasury Note
		2.380%, 09/30/14				1,518,909
850,000		United States Treasury Note
		2.630%, 02/29/16				840,969
1,000,000		United States Treasury Note
		2.380%, 03/31/16				973,359
470,000		United States Treasury Note
		3.250%, 07/31/16				481,016
1,177,000		United States Treasury Note
		3.630%, 08/15/19				1,208,080
875,000		United States Treasury Note
		3.500%, 02/15/39				792,696
30,000		United States Treasury Note
		4.250%, 05/15/39				31,036
1,000,000	j	United States Treasury Strip Principal
		0.000%, 08/15/27				468,972

		TOTAL U.S. TREASURY SECURITIES				40,759,259

		TOTAL GOVERNMENT BONDS				239,287,016

		(Cost $228,828,722)

STRUCTURED ASSETS - 9.24%

ASSET BACKED - 5.47%
482,090		AmeriCredit Automobile Receivables Trust	5.640%	09/06/13	Aa3	491,479
		Series - 2006 AF (Class A4)
500,000	g,h	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	499,968
		Series - 2009 2A (Class A)
1,621,741		Centex Home Equity	5.540	01/25/32	Aaa	1,379,221
		Series - 2002 A (Class AF6)
681,866	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	432,002
		Series - 2004 2 (Class 1M1)
681,866	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	226,772
		Series - 2004 2 (Class 1B)
2,000,000		Chase Issuance Trust	4.260	05/15/13	Aaa	2,093,072
		Series - 2008 A9 (Class A9)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	87,050
		Series - 2002 2 (Class MF2)
405,841		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ca	9,852
		Series - 2002 2 (Class BF)
132,935	i	Countrywide Home Equity Loan Trust	0.460	02/15/29	B3	52,098
		Series - 2004 B (Class 1A)
154,241	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	140,964
		Series - 2007 MX1 (Class A1)
3,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	1,736,421
		Series - 2007 1A (Class AF3)
2,284,974		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	2,106,987
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,583,969
		Series - 2006 HLTV (Class A4)
61,256		HFC Home Equity Loan Asset Backed Certificates	5.790	03/20/36	Aaa	61,033
		Series - 2006 4 (Class A1F)
616,487		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	622,347
		Series - 2007 1 (Class A1F)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 500,000	i	Household Credit Card Master Note Trust I	0.290%	04/15/13	Aaa	$495,154
		Series - 2007 1 (Class A)
166,934	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	167,958
		Series - 2007 A (Class A3)
816,556	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	730,146
		Series - 2006 1A (Class A)
220,806	g	Marriott Vacation Club Owner Trust	5.520	05/20/29	Aaa	186,486
		Series - 2007 1A (Class A)
29,537	g,m	New York City Tax Lien	5.930	11/10/19	Aaa	29,537
		Series - 2006 AA (Class A)
1,000,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	518,598
		Series - 2006 3 (Class AF3)
758,569		Residential Asset Mortgage Products, Inc	4.970	09/25/33	Aaa	623,340
		Series - 2003 RZ5 (Class A7)
5,000,000	i	Residential Asset Mortgage Products, Inc	0.870	11/25/34	Aa1	3,378,810
		Series - 2004 RS11 (Class M1)
360,190	i	Residential Asset Securities Corp	6.490	10/25/30	Baa1	262,181
		Series - 2001 KS2 (Class AI6)
250,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	226,568
		Series - 2006 HI5 (Class A2)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	Aa3	4,493,096
		Series - 2006 HI2 (Class A3)
1,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	624,190
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	236,399
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	405,920
		Series - 2006 HI1 (Class M2)
3,528,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	2,397,897
		Series - 2006 HI4 (Class A3)
759,843		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	682,119
		Series - 2002 2 (Class AF6)
1,013,605	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	904,304
		Series - 2006 1A (Class A1)
284,848	g,i	Wachovia Loan Trust	0.610	05/25/35	Aaa	177,851
		Series - 2005 SD1 (Class A)

		TOTAL ASSET BACKED				28,063,789

OTHER MORTGAGE BACKED - 3.77%
340,000	i	Banc of America Commercial Mortgage, Inc	5.240	11/10/42	Aaa	343,999
		Series - 2005 1 (Class A5)
325,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	276,653
		Series - 2006 6 (Class A4)
150,926		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	152,058
		Series - 2004 8 (Class 3A1)
230,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	227,955
		Series - 2004 T16 (Class A6)
200,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	185,525
		Series - 2006 PW14 (Class A4)
600,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	572,046
		Series - 2006 T24 (Class A4)
1,300,000		Citicorp Mortgage Securities, Inc	5.500	07/25/35	Baa3	877,275
		Series - 2005 4 (Class 1A7)
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	1,015,228
		Series - 2006 CD3 (Class A5)
400,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	Aaa	360,446

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Series - 2007 C9 (Class A4)
$ 610,885		Countrywide Alternative Loan Trust	5.500%	08/25/16	Baa1	$512,964
		Series - 2004 30CB (Class 1A15)
1,800,000		Countrywide Alternative Loan Trust	5.500	10/25/35	B3	644,024
		Series - 2005 42CB (Class A12)
466,823		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	443,709
		Series - 2005 17 (Class 1A10)
496,902	g,i	Credit Suisse Mortgage Capital Certificates	0.420	04/15/22	Aaa	368,275
		Series - 2007 TF2A (Class A1)
190,000	i	Credit Suisse Mortgage Capital Certificates	5.700	09/15/40	NR	149,740
		Series - 2007 C5 (Class A4)
1,250,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	980,224
		Series - 2007 C2 (Class A3)
638,614	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.430	05/15/23	Aaa	540,894
		Series - 2006 HC1A (Class A1)
245,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	241,136
		Series - 2003 C3 (Class A5)
615,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	598,647
		Series - 2005 C5 (Class A4)
320,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	Aaa	301,030
		Series - 2005 GG5 (Class A5)
575,000	i	Greenwich Capital Commercial Funding Corp	6.120	07/10/38	Aaa	526,067
		Series - 2006 GG7 (Class A4)
1,000,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	886,213
		Series - 2007 GG9 (Class A4)
835,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	751,864
		Series - 2007 GG11 (Class A4)
325,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	293,515
		Series - 2006 GG6 (Class A4)
500,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	439,425
		Series - 2006 GG8 (Class A4)
350,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	299,905
		Series - 2006 LDP9 (Class A3)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	07/12/37	Aaa	1,036,819
		Series - 2003 CB6 (Class A2)
235,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.050	04/15/45	Aaa	238,495
		Series - 2006 LDP7 (Class A2)
415,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	405,450
		Series - 2005 C1 (Class A4)
175,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	174,908
		Series - 2003 C1 (Class A4)
378,000	i	LB-UBS Commercial Mortgage Trust	6.320	04/15/41	Aaa	366,609
		Series - 2008 C1 (Class A2)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	199,369
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	Aaa	258,155
		Series - 2006 C1 (Class A4)
220,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	A3	64,467
		Series - 2008 C1 (Class C)
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.600	02/12/39	Aaa	228,190
		Series - 2006 1 (Class A4)
365,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	Aaa	255,080
		Series - 2007 8 (Class AM)
245,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	241,780
		Series - 2004 T15 (Class A4)
60,000		Morgan Stanley Capital I	5.330	11/12/41	Aaa	54,564

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Series - 0 HQ10 (Class A4)
$ 475,000		Morgan Stanley Capital I	5.170%	01/14/42	Aaa	$476,876
		Series - 2005 HQ5 (Class A4)
630,000		Morgan Stanley Capital I	5.810	12/12/49	NR	539,197
		Series - 2007 IQ16 (Class A4)
237,170		Morgan Stanley Capital I	4.810	01/14/42	Aaa	238,674
		Series - 2005 HQ5 (Class A2)
420,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	357,504
		Series - 2007 IQ13 (Class A4)
100,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	95,526
		Series - 2006 HQ9 (Class A4)
940,000		Residential Accredit Loans, Inc	5.750	05/25/35	B2	471,400
		Series - 2005 QS6 (Class A7)
1,165,686	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	887,425
		Series - 2006 N1 (Class N1)
100,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	Aaa	67,775
		Series - 2007 C30 (Class AM)
250,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	244,902
		Series - 2007 C31 (Class A2)
557,366	i	Wells Fargo Mortgage Backed Securities Trust	5.030	03/25/36	NR	478,292
		Series - 2006 AR2 (Class 2A3)

		TOTAL OTHER MORTGAGE BACKED				19,370,274

		TOTAL STRUCTURED ASSETS				47,434,063

		(Cost $62,394,563)

		TOTAL BONDS				503,112,123

		(Cost $496,610,748)

SHARES		COMPANY

PREFERRED STOCKS - 0.05%

MORTGAGE BACKED - 0.05%
38,322	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	69,363
110,728	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	178,273

		Total MORTGAGE BACKED				247,636

		TOTAL PREFERRED STOCKS				247,636

		(Cost $3,726,251)

TIAA-CREF MUTUAL FUND- 0.85%
483,387	a	TIAA-CREF High-Yield Fund				4,369,815

		TOTAL TIAA-CREF MUTUAL FUND				4,369,815

		(Cost $4,803,324)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.22%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.20%
$ 10,875,000		Federal Home Loan Bank (FHLB)		10/15/09		10,874,747
5,575,000		FHLB		10/28/09		5,574,707

						16,449,454

U.S. TREASURY BILLS - 1.02%
5,215,000		United States Treasury Bill		10/29/09		5,214,493

						5,214,493

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	VALUE

	TOTAL SHORT-TERM INVESTMENTS	$21,663,947

	(Cost $21,663,947)

	TOTAL INVESTMENTS - 103.07%	529,393,521
	(Cost $526,804,270)

	OTHER ASSETS AND LIABILITIES, NET - (3.07)%	(15,788,503)

	NET ASSETS - 100.00%	$513,605,018

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
NR	Not rated by Moody’s
plc	Public Limited Company

*	Non-income producing.
†	As provided by Moody’s Investors Services.
a	Affiliated fund.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2009 the value of these securities amounted to $53,057,712 or 10.33% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.
o	Payment in Kind Bond.
p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 97.08%

CORPORATE BONDS - 34.47%

AGENCY SECURITIES - 3.00%
$ 2,000,000	p	Citigroup Funding, Inc	1.880%	10/22/12	Aaa	$2,003,874
3,000,000	p	Citigroup Funding, Inc	2.250	12/10/12	Aaa	3,040,392
1,000,000	p	General Electric Capital Corp	2.250	03/12/12	Aaa	1,018,059
400,000	p	General Electric Capital Corp	2.200	06/08/12	Aaa	406,183
1,600,000	p	GMAC, Inc	2.200	12/19/12	Aaa	1,617,082

		TOTAL AGENCY SECURITIES				8,085,590

AMUSEMENT AND RECREATION SERVICES - 0.14%
350,000		Walt Disney Co	5.700	07/15/11	A2	374,658

		TOTAL AMUSEMENT AND RECREATION SERVICES				374,658

BUSINESS SERVICES - 0.63%
500,000		Daimler Finance North America LLC	5.880	03/15/11	A3	518,859
100,000		Daimler Finance North America LLC	5.750	09/08/11	A3	105,036
1,000,000		Oracle Corp	4.950	04/15/13	A2	1,082,312

		TOTAL BUSINESS SERVICES				1,706,207

CHEMICALS AND ALLIED PRODUCTS - 1.60%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	208,678
1,000,000		Clorox Co	5.450	10/15/12	Baa2	1,071,670
125,000		Colgate-Palmolive Co	3.150	08/05/15	Aa2	128,194
500,000		Eli Lilly & Co	3.550	03/06/12	A1	523,605
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	A1	1,074,332
500,000		Novartis Capital Corp	4.130	02/10/14	Aa2	527,974
500,000		Pfizer, Inc	4.450	03/15/12	Aa2	531,111
250,000		Procter & Gamble Co	4.600	01/15/14	Aa3	268,574

		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,334,138

COMMUNICATIONS - 2.30%
250,000		Allbritton Communications Co	7.750	12/15/12	Caa1	235,000
100,000		AT&T Corp	7.300	11/15/11	A2	110,768
150,000		AT&T, Inc	4.950	01/15/13	A2	159,930
550,000	g	Cellco Partnership	3.750	05/20/11	A2	567,450
1,300,000	g	Cellco Partnership	5.550	02/01/14	A2	1,404,885
175,000	g	DirecTV Holdings LLC	4.750	10/01/14	Ba2	175,000
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	506,875
295,000		Rogers Wireless, Inc	8.000	12/15/12	Baa3	303,113
850,000		Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	922,035
1,375,000		Time Warner Cable, Inc	6.200	07/01/13	Baa2	1,497,921
200,000		Verizon Communications, Inc	4.350	02/15/13	A3	210,266
125,000		Viacom, Inc	4.380	09/15/14	Baa3	127,644

		TOTAL COMMUNICATIONS				6,220,887

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

DEPOSITORY INSTITUTIONS - 9.88%
$ 3,000,000	p	Bank of America Corp	2.380%	06/22/12	Aaa	$3,059,006
675,000		Bank of America Corp	7.380	05/15/14	A2	751,048
200,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	211,790
125,000		Barclays Bank plc	5.200	07/10/14	Aa3	132,040
3,000,000	p	CitiBank NA	1.380	08/10/11	Aaa	3,010,728
600,000		Citigroup, Inc	5.100	09/29/11	A3	617,004
2,000,000	p	Citigroup, Inc	2.130	04/30/12	Aaa	2,028,306
1,000,000		Citigroup, Inc	5.300	10/17/12	A3	1,031,750
1,000,000		Citigroup, Inc	5.500	10/15/14	A3	998,555
130,000		Credit Suisse	5.000	05/15/13	Aa1	137,581
500,000		Credit Suisse	5.500	05/01/14	Aa1	537,290
250,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	266,292
500,000	g	FIA Card Services NA	7.130	11/15/12	A1	540,266
3,000,000	p	JPMorgan Chase & Co	3.130	12/01/11	Aaa	3,112,898
300,000	p	JPMorgan Chase & Co	2.130	12/26/12	Aaa	304,015
1,000,000		JPMorgan Chase & Co	4.650	06/01/14	Aa3	1,042,986
1,000,000		JPMorgan Chase & Co	3.700	01/20/15	Aa3	991,181
500,000	p	KeyBank NA	3.200	06/15/12	Aaa	521,159
750,000	p	New York Community Bank	3.000	12/16/11	Aaa	772,222
275,000		Northern Trust Corp	4.630	05/01/14	A1	292,613
1,500,000	p	Regions Bank	3.250	12/09/11	Aaa	1,560,459
500,000	g	Shinhan Bank	6.000	06/29/12	A2	525,150
1,000,000	p	Sovereign Bank	2.750	01/17/12	Aaa	1,029,287
1,000,000	p	State Street Corp	2.150	04/30/12	Aaa	1,015,794
225,000		State Street Corp	4.300	05/30/14	A1	236,407
250,000		Wachovia Corp	5.300	10/15/11	A1	264,873
500,000	p	Wells Fargo & Co	2.130	06/15/12	Aaa	507,172
1,000,000	h	Wells Fargo & Co	3.750	10/01/14	A1	994,996
200,000		Zions Bancorporation	7.750	09/23/14	Baa3	179,000

		TOTAL DEPOSITORY INSTITUTIONS				26,671,868

ELECTRIC, GAS, AND SANITARY SERVICES - 1.97%
500,000	g	Abu Dhabi National Energy Co	4.750	09/15/14	Aa2	500,423
180,000		Alliant Energy Corp	1.000	10/15/14	Baa1	180,477
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	284,114
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	A1	552,383
535,000	g	Enel Finance International S.A.	3.880	10/07/14	A2	535,000
125,000	g	FirstEnergy Solutions Corp	4.800	02/16/15	Baa2	128,440
500,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	531,868
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	658,393
500,000		PG&E Corp	5.750	04/01/14	Baa1	545,922
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	Aa2	530,812
600,000		Texas Eastern Transmission LP	7.300	12/01/10	Baa1	629,356
250,000		Veolia Environnement	5.250	06/03/13	A3	262,086

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				5,339,274

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.35%
600,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	642,447
75,000		Tyco International Finance S.A.	4.130	10/15/14	Baa1	75,451
200,000		Whirlpool Corp	8.000	05/01/12	Baa3	215,880

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				933,778

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.19%
500,000	g,h	National Agricultural Cooperative Federation	5.000	09/30/14	A2	$504,384
		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				504,384

FABRICATED METAL PRODUCTS - 0.37%
$ 1,000,000		Stanley Works	5.000%	03/15/10	A3	1,012,854

		TOTAL FABRICATED METAL PRODUCTS				1,012,854

FOOD AND KINDRED PRODUCTS - 0.98%
600,000		Coca-Cola Enterprises, Inc	3.750	03/01/12	A3	626,233
1,000,000		ConAgra Foods, Inc	5.880	04/15/14	Baa2	1,097,761
600,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	Baa3	654,851
125,000		General Mills, Inc	5.250	08/15/13	Baa1	135,993
125,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	137,338

		TOTAL FOOD AND KINDRED PRODUCTS				2,652,176

FOOD STORES - 0.39%
1,000,000		Kroger Co	5.000	04/15/13	Baa2	1,054,882

		TOTAL FOOD STORES				1,054,882

GENERAL MERCHANDISE STORES - 0.38%
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	1,015,248

		TOTAL GENERAL MERCHANDISE STORES				1,015,248

HOLDING AND OTHER INVESTMENT OFFICES - 0.28%
130,000		Boston Properties LP	6.250	01/15/13	Baa2	134,968
210,000		Duke Realty LP	5.630	08/15/11	Baa2	212,443
75,000		Duke Realty LP	7.380	02/15/15	Baa2	77,351
100,000	g	PPF Funding, Inc	5.350	04/15/12	Baa1	84,583
25,000		ProLogis	5.500	04/01/12	Baa2	24,702
75,000		ProLogis	5.500	03/01/13	Baa2	71,164
150,000		Simon Property Group LP	6.750	05/15/14	A3	160,872

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				766,083

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.84%
50,000		Black & Decker Corp	8.950	04/15/14	Baa3	58,753
300,000		Hewlett-Packard Co	4.250	02/24/12	A2	316,968
300,000		Hewlett-Packard Co	2.950	08/15/12	A2	307,589
100,000		Hewlett-Packard Co	4.750	06/02/14	A2	107,327
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	1,088,308
125,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	147,704
250,000		ITT Corp	4.900	05/01/14	Baa1	260,689

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,287,338

INSTRUMENTS AND RELATED PRODUCTS - 0.31%
250,000		Agilent Technologies, Inc	4.450	09/12/12	Baa3	252,719
120,000		St. Jude Medical, Inc	3.750	07/15/14	Baa1	122,100
250,000		Xerox Corp	7.630	06/15/13	Baa2	256,744
175,000		Xerox Corp	8.250	05/15/14	Baa2	198,921

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				830,484

INSURANCE CARRIERS - 0.88%
1,020,000		Progressive Corp	6.380	01/15/12	A1	1,063,874
1,000,000		Prudential Financial, Inc	5.800	06/15/12	Baa2	1,051,993
250,000		United Health Group, Inc	4.880	02/15/13	Baa1	259,843

		TOTAL INSURANCE CARRIERS				2,375,710

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

METAL MINING - 0.08%
$ 200,000		Rio Tinto Finance USA Ltd	5.880%	07/15/13	Baa1	$215,485

		TOTAL METAL MINING				215,485

MISCELLANEOUS RETAIL - 0.61%
1,000,000		CVS Caremark Corp	4.880	09/15/14	Baa2	1,058,187
500,000		Staples, Inc	9.750	01/15/14	Baa2	600,619

		TOTAL MISCELLANEOUS RETAIL				1,658,806

NONDEPOSITORY INSTITUTIONS - 3.15%
250,000		American Express Centurion Bank	5.550	10/17/12	A2	264,970
1,250,000	g	American Honda Finance Corp	5.130	12/15/10	A1	1,284,723
150,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	174,750
1,000,000	i	Countrywide Financial Corp	0.910	05/07/12	A2	963,125
2,000,000	p	General Electric Capital Corp	2.630	12/28/12	Aaa	2,049,103
275,000		General Electric Capital Corp	5.900	05/13/14	Aa2	294,880
1,250,000		HSBC Finance Corp	5.250	01/14/11	A3	1,285,041
500,000		HSBC Finance Corp	4.750	07/15/13	A3	508,277
500,000	g	HUTCHINSON WHAMPOA FINAN	4.630	09/11/15	A3	496,276
172,000		International Lease Finance Corp	5.750	06/15/11	Baa3	156,672
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	272,438
250,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	250,558
535,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	A1	537,870

		TOTAL NONDEPOSITORY INSTITUTIONS				8,538,683

OIL AND GAS EXTRACTION - 0.96%
275,000		Anadarko Petroleum Corp	7.630	03/15/14	Baa3	313,772
200,000		Baker Hughes, Inc	6.500	11/15/13	A2	227,540
250,000		BJ Services Co	5.750	06/01/11	Baa1	263,712
250,000	g	Cenovus Energy, Inc	4.500	09/15/14	Baa2	255,440
500,000		Devon Energy Corp	5.630	01/15/14	Baa1	537,522
225,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	233,135
500,000	g	Petroleos Mexicanos	4.880	03/15/15	Baa1	493,750
250,000		XTO Energy, Inc	4.630	06/15/13	Baa2	258,620

		TOTAL OIL AND GAS EXTRACTION				2,583,491

PAPER AND ALLIED PRODUCTS - 0.39%
1,000,000		Bemis Co, Inc	5.650	08/01/14	Baa1	1,061,732

		TOTAL PAPER AND ALLIED PRODUCTS				1,061,732

PETROLEUM AND COAL PRODUCTS - 1.03%
275,000		BP Capital Markets plc	3.130	03/10/12	Aa1	284,096
500,000		BP Capital Markets plc	3.880	03/10/15	Aa1	516,530
300,000		Chevron Corp	3.450	03/03/12	Aa1	312,320
350,000		ConocoPhillips	4.600	01/15/15	A1	373,553
75,000		Hess Corp	7.000	02/15/14	Baa2	83,695
1,000,000		Marathon Oil Corp	6.500	02/15/14	Baa1	1,101,180
100,000		StatoilHydro ASA	3.880	04/15/14	Aa2	104,715

		TOTAL PETROLEUM AND COAL PRODUCTS				2,776,089

PRIMARY METAL INDUSTRIES - 0.04%
110,000		ArcelorMittal	5.380	06/01/13	Baa3	112,460

		TOTAL PRIMARY METAL INDUSTRIES				112,460

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

PRINTING AND PUBLISHING - 0.40%
$ 1,000,000		Thomson Corp	5.250%	08/15/13	Baa1	$1,074,992

		TOTAL PRINTING AND PUBLISHING				1,074,992

RAILROAD TRANSPORTATION - 0.69%
1,000,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	1,088,266
500,000		Canadian National Railway Co	4.950	01/15/14	A3	539,474
200,000		Union Pacific Corp	5.130	02/15/14	Baa2	214,548

		TOTAL RAILROAD TRANSPORTATION				1,842,288

SECURITY AND COMMODITY BROKERS - 1.70%
350,000		Charles Schwab Corp	4.950	06/01/14	A2	369,047
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	360,000
75,000		Goldman Sachs Group, Inc	3.630	08/01/12	A1	76,995
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	701,333
190,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	199,488
260,000		Goldman Sachs Group, Inc	6.000	05/01/14	A1	282,759
500,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	11/29/49	Ca	50
500,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	533,244
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	311,076
1,000,000		Morgan Stanley	5.300	03/01/13	A2	1,047,832
525,000		Morgan Stanley	6.000	05/13/14	A2	558,918
150,000		Morgan Stanley	6.000	04/28/15	A2	158,846

		TOTAL SECURITY AND COMMODITY BROKERS				4,599,588

TOBACCO PRODUCTS - 0.16%
150,000		Philip Morris International, Inc	4.880	05/16/13	A2	159,349
250,000		Philip Morris International, Inc	6.880	03/17/14	A2	285,591

		TOTAL TOBACCO PRODUCTS				444,940

TRANSPORTATION EQUIPMENT - 0.34%
285,000		Boeing Co	5.000	03/15/14	A2	310,778
550,000		Honeywell International, Inc	5.630	08/01/12	A2	603,395

		TOTAL TRANSPORTATION EQUIPMENT				914,173

WHOLESALE TRADE-NONDURABLE GOODS - 0.43%
40,000		Airgas, Inc	4.500	09/15/14	Baa3	40,708
1,000,000		McKesson Corp	6.500	02/15/14	Baa3	1,096,145

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,136,853

		TOTAL CORPORATE BONDS				93,125,139

		(Cost $90,166,521)

GOVERNMENT BONDS - 57.57%

AGENCY SECURITIES - 21.69%
4,400,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	4,516,380
1,200,000		Federal Home Loan Bank (FHLB)	3.630	09/16/11	Aaa	1,263,233
1,000,000		FHLB	2.380	04/30/10	Aaa	1,011,858
6,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.880	02/09/10	Aaa	6,605,572
2,700,000		FHLMC	7.000	03/15/10	Aaa	2,782,345
2,000,000		FHLMC	3.250	07/16/10	Aaa	2,044,280
4,000,000		FHLMC	2.130	09/21/12	Aaa	4,050,984
230,000		FHLMC	2.500	04/23/14	Aaa	230,392

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 4,700,000		FHLMC	4.750%	11/03/09	Aaa	$4,718,560
5,900,000		Federal National Mortgage Association (FNMA)	7.130	06/15/10	Aaa	6,180,998
3,000,000		FNMA	4.630	12/15/09	Aaa	3,026,628
2,000,000		FNMA	3.630	02/12/13	Aaa	2,116,350
250,000		FNMA	3.250	08/12/10	Aaa	255,942
2,000,000		FNMA	3.000	09/16/14	Aaa	2,033,014
3,000,000		FNMA	2.000	01/09/12	Aaa	3,051,573
2,500,000		FNMA	1.380	04/28/11	Aaa	2,521,793
1,000,000		FNMA	2.500	05/15/14	Aaa	997,832
1,500,000		FNMA	2.750	03/13/14	Aaa	1,523,162
7,000,000		Private Export Funding Corp	4.900	12/15/11		7,577,080
2,000,000		Private Export Funding Corp	3.550	04/15/13		2,103,878
		TOTAL AGENCY SECURITIES				58,611,854

FOREIGN GOVERNMENT BONDS - 4.62%
500,000	g	Belgium Government International Bond 2.880%, 09/15/14				500,692
1,000,000		Canada Government International Bond 2.380%, 09/10/14				994,226
250,000		Canada Mortgage & Housing Corp 4.800%, 10/01/10				260,236
1,100,000		Eksportfinans A/S 5.000%, 02/14/12				1,180,234
300,000		Export-Import Bank of Korea 8.130%, 01/21/14				343,645
1,000,000	g	Federal Republic of Germany 3.880%, 06/01/10				1,020,463
1,500,000		International Finance Corp 5.130%, 05/02/11				1,593,684
1,000,000		Japan Finance Corp 2.000%, 06/24/11				1,012,783
500,000		Province of Manitoba Canada 5.000%, 02/15/12				520,002
600,000		Province of Ontario Canada 3.130%, 09/08/10				613,806
2,000,000		Province of Ontario Canada 2.630%, 01/20/12				2,050,932
1,200,000		Province of Ontario Canada 4.100%, 06/16/14				1,268,718
500,000		Republic of Korea 5.750%, 04/16/14				539,144
516,000		United Mexican States 5.880%, 02/17/14				552,120

		TOTAL FOREIGN GOVERNMENT BONDS				12,450,685

MORTGAGE BACKED - 0.49%
374,500		Federal Home Loan Mortgage Corp (FHLMC)	5.130	10/15/15		385,928
345,420		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		370,436
394,400		FGLMC	5.500	01/01/19		422,963
86,601		FGLMC	6.000	12/01/17		92,701
48,087		Federal National Mortgage Association (FNMA)	5.000	06/01/13		49,765

		TOTAL MORTGAGE BACKED				1,321,793

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

U.S. TREASURY SECURITIES - 30.77%
$ 937,500		United States Treasury Note 0.880%, 05/31/11				$939,734
3,252,500		United States Treasury Note 1.000%, 08/31/11				3,258,218
21,211,000		United States Treasury Note 4.630%, 12/31/11				22,869,763
16,276,000		United States Treasury Note 1.380%, 09/15/12				16,248,022
7,395,000		United States Treasury Note 3.130%, 09/30/13				7,749,154
3,654,900		United States Treasury Note 2.750%, 10/31/13				3,771,970
14,949,000		United States Treasury Note 2.000%, 11/30/13				14,970,018
2,318,000		United States Treasury Note 1.880%, 04/30/14				2,290,474
45,000		United States Treasury Note 2.250%, 05/31/14				45,137
1,635,000		United States Treasury Note 2.630%, 06/30/14				1,664,123
2,525,000		United States Treasury Note 2.630%, 07/31/14				2,567,215
5,465,000		United States Treasury Note 2.380%, 08/31/14				5,485,494
1,255,000		United States Treasury Note 2.380%, 09/30/14				1,258,238

		TOTAL U.S. TREASURY SECURITIES				83,117,560

		TOTAL GOVERNMENT BONDS				155,501,892

		(Cost $151,089,263)

STRUCTURED ASSETS - 5.04%

ASSET BACKED - 4.94%
230,520		Aames Mortgage Trust	6.900%	06/25/32	Aaa	146,835
		Series - 2002 1 (Class A3)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	6
		Series - 2006 WMC1 (Class N1)
500,000	g,h	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	499,968
		Series - 2009 2A (Class A)
216,232		Centex Home Equity	5.540	01/25/32	Aaa	183,896
		Series - 2002 A (Class AF6)
340,933	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	A2	174,993
		Series - 2004 2 (Class 1M2)
340,933	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	113,386
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	87,050
		Series - 2002 2 (Class MF2)
405,841		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ca	9,852
		Series - 2002 2 (Class BF)
265,348	i	Countrywide Asset-Backed Certificates	0.360	06/25/21	Caa1	215,086
		Series - 2006 S3 (Class A1)
2,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	1,157,614
		Series - 2007 1A (Class AF3)
18,557	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3	4.620	11/25/35	B1	18,060

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Series - 2005 HE2 (Class A3)
$ 1,724,509		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590%	10/25/29	Baa2	$1,590,179
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,195,448
		Series - 2006 HLTV (Class A4)
55,645	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	55,986
		Series - 2007 A (Class A3)
1,143,178	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	1,022,204
		Series - 2006 1A (Class A)
26,062	g,m	New York City Tax Lien	5.930	11/10/19	Aaa	26,062
		Series - 2006 AA (Class A)
500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	259,299
		Series - 2006 3 (Class AF3)
4,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	Aa3	2,567,482
		Series - 2006 HI2 (Class A3)
1,974,261		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	Aa1	1,877,407
		Series - 2006 HI3 (Class A2)
1,300,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	811,448
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	135,307
		Series - 2006 HI1 (Class M2)
759,843		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	682,119
		Series - 2002 2 (Class AF6)
563,114	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	502,391
		Series - 2006 1A (Class A1)

		TOTAL ASSET BACKED				13,332,078

OTHER MORTGAGE BACKED - 0.10%
261,956		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	260,114
		Series - 2003 9 (Class 1A4)

		TOTAL OTHER MORTGAGE BACKED				260,114

		TOTAL STRUCTURED ASSETS				13,592,192

		(Cost $19,851,559)

		TOTAL BONDS				262,219,223

		(Cost $261,107,343)

SHARES		COMPANY

PREFERRED STOCKS - 0.04%

MORTGAGE BACKED - 0.04%
15,738	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	28,486
55,841	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	89,904

		Total MORTGAGE BACKED				118,390

		TOTAL PREFERRED STOCKS				118,390

		(Cost $1,789,475)

		TOTAL INVESTMENTS - 97.12%				262,337,613
		(Cost $262,896,818)
		OTHER ASSETS AND LIABILITIES, NET - 2.88%				7,773,849

		NET ASSETS - 100.00%				$270,111,462

TIAA-CREF FUNDS - Short-Term Bond Fund

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
NR	Not rated by Moody’s
plc	Public Limited Company

*	Non-income producing.
†	As provided by Moody’s Investors Services.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2009 the value of these securities amounted to $14,411,591 or 5.34% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.
m	Indicates a security that has been deemed illiquid.
n	In default.
p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BANK LOAN OBLIGATIONS - 0.81%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.34%
$ 2,156,000	i	Texas Competitive Electric Holdings Co LLC	7.320%	10/10/14	B2	$1,714,516

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,714,516

SECURITY AND COMMODITY BROKERS - 0.47%
2,718,383	i	Nuveen Investments, Inc	5.220	11/13/14	B3	2,341,887

		TOTAL SECURITY AND COMMODITY BROKERS				2,341,887

		TOTAL BANK OBLIGATIONS				4,056,403

		(Cost $3,292,903)

CORPORATE BONDS - 95.06%

AMUSEMENT AND RECREATION SERVICES - 3.42%
1,400,000	g	Ameristar Casinos, Inc	9.250	06/01/14	B2	1,452,500
1,409,000	g	Harrahs Operating Co, Inc	10.000	12/15/18	Ca	1,120,155
2,175,000	g	Peninsula Gaming LLC	8.380	08/15/15	Ba2	2,175,000
2,000,000	g	Penn National Gaming, Inc	8.750	08/15/19	B1	2,005,000
1,735,000	g	Pinnacle Entertainment, Inc	8.630	08/01/17	B2	1,743,675
2,175,000	g	Pokagon Gaming Authority	10.380	06/15/14	B2	2,262,000
1,100,000	g,i	Seminole Hard Rock Entertainment, Inc	2.800	03/15/14	B1	885,500
1,500,000	g	Seminole Indian Tribe of Florida	7.800	10/01/20	Ba1	1,280,460
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,728,125
2,000,000	g	Speedway Motorsports, Inc	8.750	06/01/16	Ba1	2,080,000
1,000,000	n	Station Casinos, Inc	6.000	04/01/12	Ca	295,000

		TOTAL AMUSEMENT AND RECREATION SERVICES				17,027,415

AUTO REPAIR, SERVICES AND PARKING - 1.19%
3,150,000		Hertz Corp	8.880	01/01/14	B2	3,181,500
2,646,000		Hertz Corp	10.500	01/01/16	B3	2,751,840

		TOTAL AUTO REPAIR, SERVICES AND PARKING				5,933,340

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.99%
2,755,000		Asbury Automotive Group, Inc	8.000	03/15/14	Caa1	2,562,150
750,000		Autonation, Inc	7.000	04/15/14	Ba2	751,875
1,690,000		Sonic Automotive, Inc	8.630	08/15/13	Caa3	1,613,950

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,927,975

BUSINESS SERVICES - 9.02%
2,894,000		Ceridian Corp	11.250	11/15/15	Caa2	2,593,747
990,000	o	Ceridian Corp	12.250	11/15/15	Caa2	841,500
2,795,000		Interpublic Group of Cos, Inc	6.250	11/15/14	Ba3	2,644,769
1,000,000	g	Interpublic Group of Cos, Inc	10.000	07/15/17	Ba3	1,080,000
2,500,000		Iron Mountain, Inc	7.750	01/15/15	B2	2,518,750

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,685,000		Iron Mountain, Inc	8.380%	08/15/21	B2	$1,735,550
2,000,000		Lamar Media Corp	7.250	01/01/13	B2	1,967,500
4,140,000		Lamar Media Corp	9.750	04/01/14	Ba3	4,481,549
852,000		Lamar Media Corp	6.630	08/15/15	B2	779,580
625,000		Lamar Media Corp	6.630	08/15/15	B2	571,875
1,800,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	1,872,000
3,000,000		Nielsen Finance LLC	10.000	08/01/14	Caa1	3,015,000
3,000,000	j	Nielsen Finance LLC	0.000	08/01/16	Caa1	2,362,500
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa2	870,284
3,597,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,489,090
860,000	g	Scientific Games Corp	7.880	06/15/16	Ba3	849,250
2,250,000		Scientific Games Corp	0.750	12/01/24	NR	2,205,000
1,000,000	g	Scientific Games International, Inc	9.250	06/15/19	Ba3	1,040,000
6,250,000		Sungard Data Systems, Inc	9.130	08/15/13	Caa1	6,312,500
1,490,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,519,800
875,000	g	SunGard Data Systems, Inc	10.630	05/15/15	Caa1	927,500
1,352,000		United Rentals North America, Inc	7.750	11/15/13	Caa1	1,216,800

		TOTAL BUSINESS SERVICES				44,894,544

CHEMICALS AND ALLIED PRODUCTS - 1.48%
		Koppers Holdings, Inc (Step Bond 0.000% until 11/15/09,
3,350,000	j	9.875% until 11/15/14)	0.000	11/15/14	B2	3,358,375
572,000		Nalco Co	8.880	11/15/13	B2	587,730
1,750,000	g	Nalco Co	8.250	05/15/17	Ba2	1,837,500
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	Caa2	1,604,390

		TOTAL CHEMICALS AND ALLIED PRODUCTS				7,387,995

COAL MINING - 2.44%
1,000,000	g	Arch Coal, Inc	8.750	08/01/16	B1	1,030,000
3,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	3,000,438
10,676,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	B3	7,473,200
625,000		Peabody Energy Corp	6.880	03/15/13	Ba1	631,250

		TOTAL COAL MINING				12,134,888

COMMUNICATIONS - 14.03%
4,402,000		Allbritton Communications Co	7.750	12/15/12	Caa1	4,137,880
1,500,000	g	Axtel SAB de C.V.	9.000	09/22/19	Ba2	1,522,500
1,835,000	g	Cablevision Systems Corp	8.630	09/15/17	B1	1,894,638
2,850,000	g	CC HOLDINGS GS V LLC	7.750	05/01/17	Ba1	2,949,750
1,530,000		Citizens Communications Co	7.130	03/15/19	Ba2	1,442,025
1,950,000		Citizens Communications Co	9.000	08/15/31	Ba2	1,911,000
2,000,000	g	Cricket Communications, Inc	7.750	05/15/16	Ba2	2,030,000
3,250,000	g	CSC Holdings, Inc	8.500	04/15/14	Ba3	3,412,500
2,600,000	g	CSC Holdings, Inc	8.630	02/15/19	Ba3	2,749,500
1,860,000		DirecTV Holdings LLC	7.630	05/15/16	Ba2	1,990,200
4,100,000	g	DISH DBS Corp	7.880	09/01/19	Ba3	4,141,000
1,700,000		Echostar DBS Corp	6.380	10/01/11	Ba3	1,734,000
2,000,000		Echostar DBS Corp	6.630	10/01/14	Ba3	1,945,000
900,000		Frontier Communications Corp	8.250	05/01/14	Ba2	927,000
3,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	3,210,000
2,000,000		Intelsat Subsidiary Holding Co Ltd	8.500	01/15/13	B3	2,025,000
2,250,000	g	Intelsat Subsidiary Holding Co Ltd	8.880	01/15/15	B3	2,278,125
1,000,000		Intelsat Subsidiary Holding Co Ltd	8.880	01/15/15	B3	1,017,500
2,750,000		MetroPCS Wireless, Inc	9.250	11/01/14	B3	2,811,875
1,000,000		MetroPCS Wireless, Inc	9.250	11/01/14	B2	1,022,500
4,830,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	4,896,412

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 2,720,000		Qwest Corp	8.880%	03/15/12	Ba1	$2,862,800
625,000	g	SBA Telecommunications, Inc	8.000	08/15/16	Ba2	639,063
465,000	g	SBA Telecommunications, Inc	8.250	08/15/19	Ba2	478,950
5,724,000		Sprint Capital Corp	7.630	01/30/11	Ba2	5,859,944
1,000,000		Sprint Capital Corp	8.380	03/15/12	Ba2	1,032,500
750,000		Sprint Capital Corp	6.880	11/15/28	Ba2	626,250
750,000		Sprint Capital Corp	8.750	03/15/32	Ba2	708,750
430,000	g	Univision Communications, Inc	12.000	07/01/14	B2	462,250
1,250,000		Videotron Ltee	6.880	01/15/14	Ba2	1,237,500
4,300,000		Virgin Media Finance plc	9.500	08/15/16	B2	4,525,750
1,300,000		Windstream Corp	8.130	08/01/13	Ba3	1,335,750

		TOTAL COMMUNICATIONS				69,817,912

DEPOSITORY INSTITUTIONS - 1.44%
1,750,000	i	Bank of America Corp	8.000	12/30/49	B3	1,555,925
3,500,000	i	Bank of America Corp	8.130	12/30/49	B3	3,111,640
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	A2	2,496,442

		TOTAL DEPOSITORY INSTITUTIONS				7,164,007

EATING AND DRINKING PLACES - 0.68%
3,200,000	g	Wendy’s	10.000	07/15/16	B2	3,400,000

		TOTAL EATING AND DRINKING PLACES				3,400,000

ELECTRIC, GAS, AND SANITARY SERVICES - 9.80%
2,000,000	g	AES Corp	8.750	05/15/13	Ba3	2,037,500
1,500,000		AES Corp	8.000	10/15/17	B1	1,509,375
2,000,000		Ameren Corp	8.880	05/15/14	Baa3	2,248,092
1,414,000		CMS Energy Corp	8.750	06/15/19	Ba1	1,538,136
3,006,000		Dynegy Holdings, Inc	8.750	02/15/12	B3	3,066,120
875,000		Dynegy Holdings, Inc	7.630	10/15/26	B3	599,375
1,275,000		Edison Mission Energy	7.500	06/15/13	B2	1,195,313
2,275,000	g	El Paso Corp	7.750	07/15/11	Ba3	2,323,972
2,595,000		El Paso Corp	12.000	12/12/13	Ba3	2,958,300
3,750,000		El Paso Corp	8.250	02/15/16	Ba3	3,843,750
2,600,000		El Paso Corp	7.750	01/15/32	Ba3	2,382,115
1,125,000		Energy Future Holdings Corp	10.880	11/01/17	Caa2	849,375
1,500,000	g	Intergen NV	9.000	06/30/17	Ba3	1,545,000
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	Ba1	2,005,000
1,669,600		Midwest Generation LLC	8.560	01/02/16	Ba1	1,694,645
2,315,000		Mirant North America LLC	7.380	12/31/13	B1	2,303,425
3,500,000		NRG Energy, Inc	7.250	02/01/14	B1	3,438,749
1,620,000		NRG Energy, Inc	7.380	02/01/16	B1	1,567,350
2,000,000		NRG Energy, Inc	8.500	06/15/19	B1	2,002,500
2,100,000		Reliant Energy, Inc	7.630	06/15/14	B2	2,060,625
5,327,000		Sabine Pass LNG LP	7.250	11/30/13	B2	4,754,347
1,526,000		Sabine Pass LNG LP	7.500	11/30/16	B2	1,302,823
1,500,000		Sierra Pacific Resources	8.630	03/15/14	Ba3	1,543,125

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				48,769,012

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.66%
3,352,000		Freescale Semiconductor, Inc	8.880	12/15/14	Caa2	2,564,280
3,700,000		Hynix Semiconductor, Inc	4.500	12/14/12	NR	3,536,201
1,350,000		L-3 Communications Corp	7.630	06/15/12	Ba2	1,368,563
2,000,000		L-3 Communications Corp	6.130	07/15/13	Ba2	2,025,000
1,000,000		L-3 Communications Corp	6.130	01/15/14	Ba2	1,007,500
3,500,000		WMG Acquisition Corp	7.380	04/15/14	B1	3,351,250
3,000,000	g	WMG Acquisition Corp	9.500	06/15/16	Ba2	3,165,000
1,250,000	j	WMG Holdings Corp	0.000	12/15/14	B1	1,203,125

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				18,220,919

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

FABRICATED METAL PRODUCTS - 1.72%
$ 2,460,000		Ball Corp	7.130%	09/01/16	Ba1	$2,509,200
480,000		Ball Corp	7.380	09/01/19	Ba1	487,200
300,000		Crown Americas LLC	7.630	11/15/13	B1	303,000
2,540,000	g	Crown Americas LLC	7.630	05/15/17	B1	2,565,400
1,750,000		Crown Cork & Seal Co, Inc	8.000	04/15/23	B2	1,662,500
1,000,000	g	Silgan Holdings, Inc	7.250	08/15/16	Ba3	1,010,000

		TOTAL FABRICATED METAL PRODUCTS				8,537,300

FOOD AND KINDRED PRODUCTS - 1.89%
4,015,000		Constellation Brands, Inc	8.380	12/15/14	Ba3	4,185,638
1,000,000	g,h	Del Monte Corp	7.500	10/15/19	B1	1,010,000
2,720,000	g	Smithfield Foods, Inc	10.000	07/15/14	Ba3	2,856,000
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	Caa1	1,343,965

		TOTAL FOOD AND KINDRED PRODUCTS				9,395,603

FOOD STORES - 1.43%
70,000		Couche-Tard US LP	7.500	12/15/13	Ba2	70,788
2,450,000		Ingles Markets, Inc	8.880	05/15/17	B1	2,511,250
4,108,000		Stater Brothers Holdings	8.130	06/15/12	B2	4,128,540
426,000		Stater Brothers Holdings	7.750	04/15/15	B2	413,220

		TOTAL FOOD STORES				7,123,798

GENERAL BUILDING CONTRACTORS - 0.19%
900,000	g	Corp GEO SAB de C.V.	8.880	09/25/14	Ba3	945,000

		TOTAL GENERAL BUILDING CONTRACTORS				945,000

HEALTH SERVICES - 5.98%
4,000,000	g	Apria Healthcare Group, Inc	11.250	11/01/14	Ba2	4,299,999
2,265,000	g	Apria Healthcare Group, Inc	12.380	11/01/14	B1	2,417,888
3,000,000		Community Health Systems	8.880	07/15/15	B3	3,075,000
961,000		DaVita, Inc	6.630	03/15/13	B1	951,390
1,850,000		DaVita, Inc	7.250	03/15/15	B2	1,831,500
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	Ba1	2,398,000
3,860,000		HCA, Inc	9.130	11/15/14	B2	3,985,450
3,155,000	o	HCA, Inc	9.630	11/15/16	B2	3,281,200
150,000	g	HCA, Inc	9.880	02/15/17	B2	159,000
4,000,000	g	HCA, Inc	8.500	04/15/19	Ba3	4,180,000
1,500,000	g	HCA, Inc	7.880	02/15/20	Ba3	1,505,625
900,000		HCA, Inc	7.500	11/06/33	Caa1	696,399
1,000,000	g	US Oncology, Inc	9.130	08/15/17	Ba3	1,052,500

		TOTAL HEALTH SERVICES				29,833,951

HOLDING AND OTHER INVESTMENT OFFICES - 2.34%
3,000,000	i	CITIGROUP CAPITAL XXI	8.300	12/21/57	Baa3	2,666,250
3,445,000		Developers Diversified Realty Corp	5.380	10/15/12	Baa3	3,229,415
1,750,000		Developers Diversified Realty Corp	9.630	03/15/16	Baa3	1,755,499
2,000,000		Highwoods Realty LP	7.500	04/15/18	Ba1	1,913,864
2,000,000		Mack-Cali Realty Corp	7.750	08/15/19	Baa2	2,060,788

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				11,625,816

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

HOTELS AND OTHER LODGING PLACES - 1.39%
2,050,000		MGM Mirage	8.500	09/15/10	Caa2	$2,034,625
$ 3,250,000		MGM Mirage	6.750%	09/01/12	Caa2	2,721,875
2,040,000	g	MGM Mirage	10.380	05/15/14	B1	2,177,700

		TOTAL HOTELS AND OTHER LODGING PLACES				6,934,200

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.36%
1,650,000	g	Seagate Technology International	10.000	05/01/14	Ba1	1,802,625

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,802,625

INSTRUMENTS AND RELATED PRODUCTS - 0.24%
1,083,000		Biomet, Inc	11.630	10/15/17	Caa1	1,180,470

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,180,470

INSURANCE CARRIERS - 0.92%
1,975,000		American Financial Group, Inc	9.880	06/15/19	Baa2	2,169,526
4,000,000	i	American International Group, Inc	8.180	05/15/58	Ba2	2,400,000

		TOTAL INSURANCE CARRIERS				4,569,526

JUSTICE, PUBLIC ORDER AND SAFETY - 0.52%
2,500,000		Corrections Corp of America	7.750	06/01/17	Ba2	2,581,250

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				2,581,250

LEGAL SERVICES - 0.32%
1,000,000		FTI Consulting, Inc	7.630	06/15/13	Ba2	997,500
607,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	603,965

		TOTAL LEGAL SERVICES				1,601,465

METAL MINING - 2.12%
1,700,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba2	1,808,375
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	1,813,694
4,250,000		Teck Resources Ltd	9.750	05/15/14	Ba2	4,675,000
1,900,000		Teck Resources Ltd	10.750	05/15/19	Ba2	2,208,750

		TOTAL METAL MINING				10,505,819

MISCELLANEOUS RETAIL - 2.25%
1,440,000	g	Ferrellgas Partners LP	9.130	10/01/17	Ba3	1,483,200
2,600,000	g	QVC, Inc	7.500	10/01/19	Ba2	2,603,250
1,600,000		RITE AID CORP	10.380	07/15/16	Caa2	1,580,000
1,500,000		RITE AID CORP	7.500	03/01/17	Caa2	1,320,000
4,114,000		Susser Holdings LLC	10.630	12/15/13	B3	4,247,705

		TOTAL MISCELLANEOUS RETAIL				11,234,155

NONDEPOSITORY INSTITUTIONS - 2.91%
2,000,000		American General Finance Corp	5.380	10/01/12	Baa3	1,545,786
5,160,000		American General Finance Corp	6.900	12/15/17	Baa3	3,608,805
2,978,000	g	CCL Finance Ltd	9.500	08/15/14	Ba3	3,164,125
2,466,000		Ford Motor Credit Co	9.880	08/10/11	Caa1	2,501,010
1,500,000		Ford Motor Credit Co	7.000	10/01/13	Caa1	1,407,921
1,459,000		Ford Motor Credit Co	8.000	12/15/16	Caa1	1,353,611
875,000		Ford Motor Credit Co LLC	12.000	05/15/15	Caa1	964,185

		TOTAL NONDEPOSITORY INSTITUTIONS				14,545,443

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

OIL AND GAS EXTRACTION - 7.24%
$ 4,550,000	g	Atlas Energy Resources LLC	10.750%	02/01/18	B3	$4,720,624
1,340,000		Berry Petroleum Co	10.250	06/01/14	B2	1,430,450
1,265,000		Chesapeake Energy Corp	7.630	07/15/13	Ba3	1,257,094
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba3	993,750
250,000		Chesapeake Energy Corp	9.500	02/15/15	Ba3	263,125
6,125,000		Chesapeake Energy Corp	6.880	11/15/20	Ba3	5,451,249
2,276,000		Cimarex Energy Co	7.130	05/01/17	Ba3	2,116,680
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,410,000
1,250,000		Encore Acquisition Co	6.000	07/15/15	B1	1,131,250
2,000,000		Encore Acquisition Co	9.500	05/01/16	B1	2,110,000
675,000		Encore Acquisition Co	7.250	12/01/17	B1	627,750
2,135,000	g	KazMunaiGaz Finance Sub BV	11.750	01/23/15	Baa2	2,524,638
1,720,000		Key Energy Services, Inc	8.380	12/01/14	B1	1,634,000
1,600,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	1,812,000
1,375,000		Plains Exploration & Production Co	7.000	03/15/17	B1	1,309,688
2,100,000		Plains Exploration & Production Co	8.630	10/15/19	B1	2,126,250
1,233,000		Range Resources Corp	7.500	05/15/16	Ba3	1,233,000
1,750,000		Range Resources Corp	7.500	10/01/17	Ba3	1,741,250
250,000		Range Resources Corp	7.250	05/01/18	Ba3	245,000
900,000		Southwestern Energy Co	7.500	02/01/18	Ba2	909,000

		TOTAL OIL AND GAS EXTRACTION				36,046,798

PAPER AND ALLIED PRODUCTS - 3.09%
1,985,000		Cenveo Corp	7.880	12/01/13	Caa1	1,592,963
1,100,000	g	Cenveo Corp	10.500	08/15/16	B3	1,034,000
1,519,000		Domtar Corp	10.750	06/01/17	Ba3	1,701,280
1,680,000	g	Georgia-Pacific LLC	7.000	01/15/15	Ba3	1,654,800
4,000,000	g	Georgia-Pacific LLC	8.250	05/01/16	Ba3	4,150,000
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,222,200
1,900,000	g	Greif, Inc	7.750	08/01/19	Ba2	1,957,000
2,000,000	g	Verso Paper Holdings LLC	11.500	07/01/14	Ba2	2,050,000

		TOTAL PAPER AND ALLIED PRODUCTS				15,362,243

PERSONAL SERVICES - 0.47%
2,400,000		Mac-Gray Corp	7.630	08/15/15	B3	2,364,000

		TOTAL PERSONAL SERVICES				2,364,000

PETROLEUM AND COAL PRODUCTS - 1.86%
4,000,000	g	Ashland, Inc	9.130	06/01/17	Ba3	4,280,000
2,500,000		Frontier Oil Corp	8.500	09/15/16	Ba3	2,559,375
2,000,000		Tesoro Corp	6.500	06/01/17	Ba1	1,810,000
600,000		Tesoro Corp	9.750	06/01/19	Ba1	624,000

		TOTAL PETROLEUM AND COAL PRODUCTS				9,273,375

PRIMARY METAL INDUSTRIES - 0.58%
427,000		Steel Dynamics, Inc	6.750	04/01/15	Ba2	408,853
2,600,000		Texas Industries, Inc	7.250	07/15/13	B2	2,496,000

		TOTAL PRIMARY METAL INDUSTRIES				2,904,853

PRINTING AND PUBLISHING - 0.13%
640,000	g	American Achievement Corp	8.250	04/01/12	B2	636,800

		TOTAL PRINTING AND PUBLISHING				636,800

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

SECURITY AND COMMODITY BROKERS - 0.77%
$ 4,405,000	g	Nuveen Investments, Inc	10.500%	11/15/15	Caa3	$3,810,325

		TOTAL SECURITY AND COMMODITY BROKERS				3,810,325

SOCIAL SERVICES - 0.54%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,682,700

		TOTAL SOCIAL SERVICES				2,682,700

STONE, CLAY, AND GLASS PRODUCTS - 0.27%
1,300,000	g	USG Corp	9.750	08/01/14	B1	1,358,500

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,358,500

TRANSPORTATION BY AIR - 0.82%
1,000,000		Bristow Group, Inc	6.130	06/15/13	Ba2	956,250
3,278,000		Bristow Group, Inc	7.500	09/15/17	Ba2	3,114,100

		TOTAL TRANSPORTATION BY AIR				4,070,350

TRANSPORTATION EQUIPMENT - 1.42%
2,452,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	2,464,260
1,109,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	1,136,725
3,816,000	g	TRW Automotive, Inc	7.000	03/15/14	Caa2	3,472,560

		TOTAL TRANSPORTATION EQUIPMENT				7,073,545

WATER TRANSPORTATION - 1.14%
4,021,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	3,940,580
1,775,000	g	Hornbeck Offshore Services, Inc	8.000	09/01/17	Ba3	1,748,375

		TOTAL WATER TRANSPORTATION				5,688,955

WHOLESALE TRADE-DURABLE GOODS - 1.77%
5,750,000	g	Ace Hardware Corp	9.130	06/01/16	Ba2	6,008,750
100,000		Interline Brands, Inc	8.130	06/15/14	B3	98,000
1,000,000		Russel Metals, Inc	6.380	03/01/14	Ba2	896,250
1,900,000		Ryerson, Inc	12.000	11/01/15	Caa1	1,805,000

		TOTAL WHOLESALE TRADE-DURABLE GOODS				8,808,000

WHOLESALE TRADE-NONDURABLE GOODS - 2.23%
2,533,000	g	Airgas, Inc	7.130	10/01/18	Ba1	2,612,156
1,500,000		AmeriGas Partners LP	7.130	05/20/16	Ba3	1,440,000
850,000		Inergy LP	6.880	12/15/14	B1	811,750
2,750,000		Inergy LP	8.250	03/01/16	B1	2,763,750
3,050,000		Supervalu, Inc	7.500	11/15/14	Ba3	3,065,250
385,000		SUPERVALU, Inc	8.000	05/01/16	Ba3	398,475

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				11,091,381

		TOTAL CORPORATE BONDS				473,266,253

		(Cost $450,832,071)

SHORT-TERM INVESTMENTS - 0.60%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.60%
3,000,000		Federal National Mortgage Association (FNMA)		03/31/10		2,997,738

						2,997,738

		TOTAL SHORT-TERM INVESTMENTS				2,997,738

		(Cost $2,997,134)

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL	ISSUER	VALUE

	TOTAL INVESTMENTS - 96.47%	$480,320,394
	(Cost $457,122,108)
	OTHER ASSETS AND LIABILITIES, NET - 3.53%	17,557,847

	NET ASSETS - 100.00%	$497,878,241

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
NR	Not rated by Moody’s
plc	Public Limited Company

†	As provided by Moody’s Investors Services.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2009 the value of these securities amounted to $154,495,687 or 31.03% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.
j	Zero coupon.
n	In default.
o	Payment in Kind Bond.

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

LONG-TERM MUNICIPAL BONDS - 99.48%

ALABAMA - 1.74%
$ 2,470,000		Courtland Industrial Development Board	5.000%	11/01/13	Baa3	$2,614,223
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	A3	1,885,924

		TOTAL ALABAMA				4,500,147

ALASKA - 0.94%
660,000		Alaska Railroad Corp	5.250	08/01/16	A1	729,947
1,445,000		Borough of North Slope AK	5.500	06/30/18	A2	1,713,423

		TOTAL ALASKA				2,443,370

ARIZONA - 2.35%
1,020,000		Arizona Health Facilities Authority, ETM	5.630	12/01/15	Baa1	1,136,453
1,000,000		Arizona School Facilities Board	5.750	09/01/18	A1	1,181,760
2,000,000		City of Tucson AZ	5.000	07/01/20	Aa3	2,338,780
1,260,000		Tucson AZ, COP	5.250	07/01/14	A1	1,428,034

		TOTAL ARIZONA				6,085,027

ARKANSAS - 1.09%
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,956,832
765,000		North Little Rock AR	6.500	07/01/15	Baa1	873,821

		TOTAL ARKANSAS				2,830,653

CALIFORNIA - 4.07%
1,000,000	i	California Pollution Control Financing Authority, AMT	5.130	11/01/23	NR	989,590
120,000		City of San Bernardino CA, ETM	7.500	05/01/23	Aaa	157,014
20,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	Baa1	20,401
2,500,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	Baa1	2,754,849
2,125,000		Los Angeles Unified School District, COP	5.000	10/01/17	A2	2,325,324
440,000		Metropolitan Water District of Southern California	5.750	07/01/21	Aa2	540,830
1,195,000		Palmdale Elementary School District	5.300	08/01/14	Aa3	1,319,603
635,000		Sacramento City Financing Authority	5.400	11/01/20	Baa1	684,867
275,000		State of California	5.000	03/01/18	Baa1	306,501
830,000		State of California, GO	5.000	03/01/17	Baa1	924,894
511,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	WR	519,411

		TOTAL CALIFORNIA				10,543,284

COLORADO - 0.04%
120,000		Vista Ridge Metropolitan District, GO	4.130	12/01/16	A3	112,640

		TOTAL COLORADO				112,640

CONNECTICUT - 0.43%
905,000		Connecticut Municipal Electric Energy Cooperative, ETM	7.000	01/01/15	Aaa	1,116,815

		TOTAL CONNECTICUT				1,116,815

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

DISTRICT OF COLUMBIA - 1.13%
$ 625,000	District of Columbia, COP	5.250%	01/01/14	A2	$676,669
2,000,000	District of Columbia, GO	5.000	06/01/16	A1	2,257,640

	TOTAL DISTRICT OF COLUMBIA				2,934,309

FLORIDA - 9.25%
1,500,000	Broward County School Board, COP	5.250	07/01/15	Aa3	1,680,840
1,485,000	Broward County School Board, COP	5.250	07/01/16	A1	1,651,023
1,500,000	City of Jacksonville FL	5.000	10/01/19	Aa3	1,682,910
450,000	City of Jacksonville FL	5.000	10/01/19	Aa3	505,274
512,000	City of Lakeland FL, ETM	5.750	10/01/19	WR	578,504
1,190,000	County of Brevard FL, GO	5.000	07/01/16	Baa1	1,266,850
1,000,000	County of Broward FL	5.000	01/01/21	Aa1	1,168,750
1,000,000	County of Miami-Dade FL	5.000	07/01/17	Aa3	1,118,120
1,000,000	County of Orange FL	5.250	10/01/22	NR	1,140,580
1,000,000	County of Orange FL	5.000	10/01/22	NR	1,172,260
1,600,000	First Governmental Financing Commission	5.500	07/01/15	A1	1,814,784
2,200,000	Florida Department of Transportation	5.000	07/01/18	Aa3	2,537,369
1,640,000	Florida State Board of Education	5.000	07/01/14	A3	1,812,052
725,000	Florida State Board of Education	5.000	07/01/18	A2	780,238
1,000,000	Florida State Department of Management Services	5.000	08/01/18	Aa2	1,136,540
2,000,000	Lake County School Board, COP	5.250	06/01/17	Baa1	2,199,340
1,475,000	Lake County School Board, COP	5.250	06/01/18	Baa1	1,617,736
100,000	Orange County Health Facilities Authority, ETM	5.700	10/01/12	Aaa	113,552

	TOTAL FLORIDA				23,976,722

GEORGIA - 2.78%
10,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	Baa1	11,557
300,000	City of Atlanta GA	5.500	11/01/13	Baa1	325,902
75,000	City of Atlanta GA	5.500	11/01/19	Baa1	81,271
3,130,000	City of Atlanta GA	5.500	11/01/14	Baa1	3,415,487
215,000	City of Atlanta GA	5.500	11/01/17	Baa1	234,421
125,000	City of Atlanta GA	5.500	11/01/22	Baa1	131,754
1,000,000	Gwinnett County Development Authority	5.250	01/01/20	Aa1	1,156,910
445,000	Metropolitan Atlanta Rapid Transit Authority	7.000	07/01/11	WR	477,725
695,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	A2	807,910
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	A1	576,274

	TOTAL GEORGIA				7,219,211

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

ILLINOIS - 5.73%
$ 1,055,000		Chicago Board of Education	6.000%	01/01/20	A1	$1,221,616
1,500,000		Chicago Board of Education	6.000	12/01/21	A1	1,694,145
1,920,000		Chicago Board of Education, GO	5.000	12/01/17	A1	2,189,933
		Chicago Metropolitan Water Reclamation District-Greater
270,000		Chicago, ETM	7.000	01/01/11	Aaa	282,072
1,000,000		Chicago Public Building Commission Building	5.000	03/01/15	A2	1,096,470
1,000,000		Chicago State University	5.500	12/01/23	Baa1	1,048,030
2,500,000		CHICAGO TRANSIT AUTHORITY	5.500	06/01/18	A2	2,962,749
850,000		City of Chicago IL	5.500	01/01/17	Aa1	1,020,978
155,000		City of Chicago IL, GO	5.000	12/01/15	Aa3	178,600
		Cook County Community Consolidated School District No 64,
470,000		GO	5.500	12/01/14	Aa3	543,701
		Cook-Kane Lake & Mchenry Counties Community College
250,000		District No 512	5.000	12/01/18	Aaa	292,818
675,000	i	Illinois Finance Authority	5.500	03/01/14	Baa3	675,520
200,000		Illinois Municipal Electric Agency	5.250	02/01/17	A1	226,984
175,000		Kendall-Grundy Etc Counties High School District No 18	5.000	10/01/14	Aa3	197,678
		Madison-Bond Etc Counties Community Unit School District
100,000		No 5, GO	5.000	02/01/19	WR	100,958
1,000,000		State of Illinois	6.250	12/15/20	A1	1,122,540

		TOTAL ILLINOIS				14,854,792

INDIANA - 5.65%
1,285,000		Center Grove School Building Corp	5.000	07/15/14	WR	1,466,082
770,000		Franklin Community Multi-School Building Corp	5.000	07/15/22	WR	863,632
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aa3	1,159,340
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	WR	1,768,353
2,120,000		Indiana Bond Bank	5.250	04/01/19	Baa1	2,446,967
320,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	372,093
905,000		Indiana Toll Road Commission, ETM	9.000	01/01/15	Aaa	1,115,186
1,240,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	A1	1,368,737
800,000		Lawrence Township School Building Corp	5.000	07/10/19	Aa3	892,168
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	Aa3	597,060
1,010,000		South Bend Community School Building Corp	5.000	01/15/16	WR	1,155,188
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	A1	1,436,815

		TOTAL INDIANA				14,641,621

LOUISIANA - 1.59%
1,950,000		City of New Orleans LA, GO	5.500	12/01/21	Baa3	1,991,574
2,020,000		Desoto Parish LA	5.000	10/01/12	Baa3	2,122,858

		TOTAL LOUISIANA				4,114,432

MASSACHUSETTS - 0.68%
1,200,000		Commonwealth of Massachusetts	5.250	09/01/22	Aa2	1,478,424
275,000		Massachusetts Housing Finance Agency	4.700	12/01/16	Aa3	284,518

		TOTAL MASSACHUSETTS				1,762,942

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

MICHIGAN - 5.97%
$ 1,405,000		Caledonia Community Schools, GO	5.000%	05/01/15	Aa3	$1,593,663
1,000,000		Detroit City School District	6.000	05/01/20	Aa3	1,088,160
2,030,000		Detroit City School District	6.000	05/01/21	Aa3	2,208,518
655,000		Detroit MI	5.000	07/01/14	Aa3	710,027
1,700,000	i	Detroit MI	5.500	07/01/32	A3	1,750,303
300,000		Forest Hills Public Schools, GO	5.000	05/01/15	Aa2	336,624
1,450,000		L’Anse Creuse Public Schools, GO	5.000	05/01/15	Aa3	1,679,927
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	Baa1	1,182,658
1,200,000		Michigan State Housing Development Authority	5.000	04/01/16	NR	1,227,396
395,000		New Haven Community Schools, GO	5.250	05/01/16	Aa3	467,810
225,000		State of Michigan	5.250	05/15/18	Aa3	263,720
1,595,000		State of Michigan	5.500	11/01/18	Aa3	1,870,871
1,050,000		Wayne County Airport Authority	5.000	12/01/17	A2	1,102,259

		TOTAL MICHIGAN				15,481,936

MINNESOTA - 0.45%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,177,530

		TOTAL MINNESOTA				1,177,530

MISSISSIPPI - 2.01%
550,000		County of Lowndes MS	6.800	04/01/22	Ba1	605,600
1,120,000		Harrison County Wasterwater Management District, ETM	5.000	02/01/15	Baa1	1,274,302
2,000,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	Baa1	2,179,080
1,090,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	Baa1	1,140,783

		TOTAL MISSISSIPPI				5,199,765

MISSOURI - 1.97%
1,325,000		Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,565,064
		Missouri State Environmental Improvement & Energy
1,200,000		Resources Authority	5.500	07/01/12	Aaa	1,345,860
2,040,000		St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	Baa1	2,190,674

		TOTAL MISSOURI				5,101,598

NEBRASKA - 1.10%
1,000,000		Central Plains Energy Project	5.000	12/01/15	Ba3	1,045,700
1,000,000		Central Plains Energy Project	5.250	12/01/18	Ba3	1,021,800
530,000		Nebraska Investment Finance Authority	5.950	09/01/31	NR	533,954
260,000		Nebraska Investment Finance Authority, AMT	5.900	09/01/24	NR	262,561

		TOTAL NEBRASKA				2,864,015

NEVADA - 0.19%
500,000		County of Clark NV	5.300	10/01/11	NR	502,945

		TOTAL NEVADA				502,945

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

NEW JERSEY - 5.11%
$ 25,000		Garden State Preservation Trust	5.130%	11/01/18	Aa3	$29,805
630,000		Mercer County Improvement Authority	5.800	01/01/18	Aaa	733,415
690,000		New Jersey Economic Development Authority	5.380	06/15/14	Baa2	717,345
1,000,000		New Jersey Economic Development Authority	5.000	09/01/16	A1	1,138,590
1,115,000		New Jersey Environmental Infrastructure Trust	5.250	09/01/21	Aaa	1,384,808
95,000		New Jersey State Turnpike Authority	6.500	01/01/16	A3	112,817
630,000		New Jersey State Turnpike Authority, ETM	5.700	05/01/13	Aaa	688,275
50,000		New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	59,496
25,000		New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	31,517
260,000		New Jersey Transportation Trust Fund Authority	5.500	12/15/15	A1	301,259
1,500,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,740,120
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	Aa3	1,152,860
1,000,000		Newark Housing Authority	5.250	01/01/22	Baa1	1,135,550
1,430,000		Newark Housing Authority	5.250	01/01/24	Baa1	1,617,529
2,000,000		State of New Jersey	5.250	08/01/22	Aa3	2,416,620

		TOTAL NEW JERSEY				13,260,006

NEW MEXICO - 0.08%
205,000		New Mexico Mortgage Finance Authority, ETM	6.000	07/01/10	Aaa	213,616

		TOTAL NEW MEXICO				213,616

NEW YORK - 3.78%
35,000		Dutchess County Resource Recovery Agency, AMT	5.000	01/01/10	Baa1	35,152
310,000		East Rochester Housing Authority	4.200	08/15/17	NR	322,068
195,000		Lackawanna Housing Authority	5.000	09/01/16	NR	218,254
1,000,000		Metropolitan Transportation Authority	5.250	11/15/20	A2	1,159,910
140,000		New York State Dormitory Authority	5.000	02/15/18	NR	147,492
1,000,000		New York State Dormitory Authority	5.000	07/01/15	A1	1,094,740
1,000,000		New York State Dormitory Authority	5.000	01/15/16	A1	1,122,140
1,000,000		New York State Dormitory Authority	5.000	07/01/16	Baa2	1,030,480
1,085,000		New York State Dormitory Authority	5.000	07/01/17	NR	1,112,201
710,000		New York State Dormitory Authority	4.150	08/15/17	NR	745,223
390,000		New York State Dormitory Authority	5.000	02/01/18	A2	414,800
130,000		New York State Thruway Authority	5.500	04/01/12	A1	142,022
1,000,000		New York State Urban Development Corp	5.000	03/15/18	NR	1,172,620
1,050,000		Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,092,735

		TOTAL NEW YORK				9,809,837

NORTH CAROLINA - 0.96%
1,000,000		County of New Hanover NC	5.000	12/01/20	Aa1	1,210,570
40,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	A2	42,368
1,125,000		Pitt County NC, ETM	5.250	12/01/21	Aaa	1,249,392

		TOTAL NORTH CAROLINA				2,502,330

OHIO - 4.64%
1,095,000		Buckeye Tobacco Settlement Financing Authority	5.000	06/01/15	Baa3	1,113,516
200,000		Dayton OH	6.050	10/01/09	NR	200,000
1,000,000		Ohio Air Quality Development Authority	5.630	06/01/18	Baa1	1,088,830
1,000,000		Ohio State Water Development Authority	5.500	06/01/17	Aaa	1,210,140
1,300,000		Ohio State Water Development Authority	5.500	06/01/22	Aaa	1,621,399
100,000		Ohio State Water Development Authority, ETM	6.000	12/01/16	Aaa	113,750
2,000,000		State of Ohio	5.000	08/01/20	Aa2	2,373,340
4,000,000	h	State of Ohio	4.950	09/01/20	NR	4,024,520
250,000		State of Ohio, GO	5.000	05/01/17	Aa2	292,118

		TOTAL OHIO				12,037,613

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

OKLAHOMA - 0.07%
$ 155,000		Grand River Dam Authority	5.500%	06/01/13	A2	$170,801

		TOTAL OKLAHOMA				170,801

OREGON - 0.11%
275,000		Oregon State Housing & Community Services Department	5.650	07/01/28	Aa2	275,275

		TOTAL OREGON				275,275

PENNSYLVANIA - 6.48%
850,000		Allegheny County Hospital Development Authority	5.300	07/01/26	Baa1	974,695
1,580,000		Carbon County Hospital Authority	5.400	11/15/14	Baa1	1,659,363
1,390,000		Carbon County Industrial Development Authority, AMT	6.650	05/01/10	NR	1,395,866
100,000		City of Philadelphia PA	5.000	07/01/15	Aa3	111,472
600,000		City of Philadelphia PA	5.000	08/01/16	A3	661,830
140,000		City of Philadelphia PA, ETM	7.000	05/15/20	Aaa	171,468
1,000,000		Commonwealth of Pennsylvania	5.000	02/15/19	Aa2	1,187,280
2,000,000		Commonwealth of Pennsylvania	5.000	07/01/21	Aa2	2,386,680
160,000		Commonwealth of Pennsylvania, GO	5.000	01/01/16	Aa2	186,384
285,000		Pennsylvania Economic Development Financing Authority	5.250	12/01/16	NR	234,031
1,030,000		Pennsylvania Economic Development Financing Authority, AMT	6.000	11/01/09	A2	1,032,822
115,000		Pennsylvania Economic Development Financing Authority, AMT	6.000	11/01/11	A2	121,569
1,255,000		Pennsylvania Economic Development Financing Authority, AMT	6.500	11/01/16	A2	1,306,480
280,000		Pennsylvania Economic Development Financing Authority, AMT	6.250	11/01/31	A2	285,698
290,000		Pennsylvania Economic Development Financing Authority, AMT	6.380	11/01/41	A2	295,298
565,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	NR	486,595
2,000,000		Philadelphia School District, GO	5.000	06/01/24	Aa3	2,135,200
620,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	Baa1	680,760
490,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	NR	560,109
800,000		Pittsburgh Urban Redevelopment Authority, ETM	6.000	09/01/16	Aaa	928,032

		TOTAL PENNSYLVANIA				16,801,632

PUERTO RICO - 7.87%
1,200,000		Commonwealth of Puerto Rico, GO	5.250	07/01/12	Baa3	1,269,132
560,000		Commonwealth of Puerto Rico, GO	5.000	07/01/13	Baa3	591,584
2,015,000		Commonwealth of Puerto Rico, GO	5.500	07/01/15	Baa3	2,175,999
1,000,000		Commonwealth of Puerto Rico, GO	5.250	07/01/16	Baa3	1,091,640
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,299,425
2,300,000		Puerto Rico Highway & Transportation Authority	5.000	07/01/14	Baa3	2,453,479
1,000,000		Puerto Rico Highway & Transportation Authority	6.000	07/01/18	Aa3	1,162,230
2,000,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	Aa3	2,260,320
995,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	1,068,451
2,670,000	i	Puerto Rico Public Buildings Authority	5.000	07/01/28	Baa3	2,762,275
5,000		Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	Baa3	5,742
3,405,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	3,550,291
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	Ba1	706,687

		TOTAL PUERTO RICO				20,397,255

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

RHODE ISLAND - 1.00%
$ 400,000	Providence Housing Authority	5.000%	09/01/17	Aa3	$433,920
315,000	Providence Housing Authority	5.000	09/01/18	Aa3	345,568
790,000	Rhode Island State & Providence Plantations, COP	5.250	10/01/14	A1	870,635
800,000	Rhode Island State & Providence Plantations, COP	5.000	10/01/16	Aa3	940,976

	TOTAL RHODE ISLAND				2,591,099

SOUTH CAROLINA - 0.69%
385,000	County of Greenville SC, COP	5.000	04/01/17	Baa1	389,447
150,000	Georgetown County SC	5.700	04/01/14	Baa3	160,892
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	Aa3	1,243,434

	TOTAL SOUTH CAROLINA				1,793,773

SOUTH DAKOTA - 0.24%
500,000	State of South Dakota	6.700	09/01/17	Aa3	610,205

	TOTAL SOUTH DAKOTA				610,205

TENNESSEE - 2.62%
125,000	Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	A2	126,801
	Metropolitan Government Nashville & Davidson County
1,500,000	Health & Educational Facs Bd	6.000	12/01/16	NR	1,717,020
300,000	Tennessee Energy Acquisition Corp	5.000	09/01/11	Ba3	314,895
4,500,000	Tennessee Energy Acquisition Corp	5.000	09/01/16	Ba3	4,645,575

	TOTAL TENNESSEE				6,804,291

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

TEXAS - 12.49%
$ 2,600,000		Alliance Airport Authority, AMT	4.850%	04/01/21	Baa2	$2,455,336
970,000		Bexar Metropolitan Water District	5.000	05/01/17	A3	1,051,926
1,805,000		Brazos River Authority	4.900	10/01/15	Baa1	1,867,417
170,000	i	Brazos River Authority	5.380	04/01/19	Ba1	170,950
380,000		Brazos River Authority	5.130	05/01/19	Baa1	380,984
415,000	i	Brazos River Authority	5.130	05/01/19	Baa1	416,087
1,060,000		Brazos River Authority	5.130	11/01/20	Baa1	1,065,056
90,000	i	Brazos River Authority	5.750	05/01/36	Caa3	77,129
225,000	i	Brazos River Authority, AMT	6.300	07/01/32	Caa3	112,322
400,000		Charterwood Municipal Utility District	5.950	05/01/12	Aaa	400,060
80,000		City of Houston TX, ETM	5.800	07/01/10	Aaa	83,245
1,555,000		County of Harris TX	5.000	08/15/16	Aa3	1,805,044
1,000,000		County of Harris TX	5.000	08/15/25	Aa1	1,208,850
1,000,000		County of Montgomery TX	5.000	03/01/20	Aa2	1,148,660
		Dallas-Fort Worth International Airport Facilities
500,000		Improvement Corp	5.000	11/01/19	A1	559,135
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	A1	539,130
35,000		Harris County Flood Control District, GO	5.000	10/01/14	Aa1	40,231
1,900,000		Harris County Flood Control District, GO	5.250	10/01/18	Aa1	2,277,682
1,545,000		Humble Independent School District, GO	5.000	02/15/18	Aa2	1,790,516
1,205,000		Lower Colorado River Authority	5.000	05/15/17	A1	1,307,931
1,295,000		Lower Colorado River Authority, ETM	6.000	01/01/17	Baa1	1,600,128
10,000	i	Matagorda County Navigation District No	5.130	11/01/28	Baa1	9,425
595,000		Matagorda County Navigation District No	5.250	06/01/26	Baa1	595,702
150,000		North Central Texas Health Facility Development Corp	5.500	06/01/21	Aaa	180,318
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	A2	1,065,330
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	A2	518,175
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	A2	2,086,180
105,000	i	Sabine River Authority	6.450	06/01/21	Caa3	62,914
25,000		Sabine River Authority	5.750	05/01/30	Caa3	21,425
195,000	i	Sabine River Authority	5.500	05/01/22	Caa3	167,113
1,145,000	i	Sabine River Authority	5.800	07/01/22	Caa3	685,970
1,345,000		Sabine River Authority	6.150	08/01/22	Caa3	805,816
2,760,000		State of Texas, AMT, GO	5.000	08/01/18	Aa1	2,940,062
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	5.250	12/15/17	A2	2,565,075
335,000		Texas Public Building Authority	7.130	08/01/11	Aa2	359,174

		TOTAL TEXAS				32,420,498

VERMONT - 0.42%
1,095,000		Vermont Housing Finance Agency, AMT	5.500	11/01/21	Aa3	1,089,656

		TOTAL VERMONT				1,089,656

VIRGINIA - 1.22%
150,000		Tobacco Settlement Financing Corp	5.500	06/01/26	Aaa	168,899
2,500,000	h	Virginia College Building Authority	5.000	02/01/24	Aa1	2,997,700

		TOTAL VIRGINIA				3,166,599

WASHINGTON - 2.07%
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Baa1	132,821
75,000		Cowlitz County Public Utility District No 1, ETM	5.000	09/01/11	Baa1	81,258
640,000		Port of Seattle WA	5.000	03/01/15	Aa3	715,264
3,150,000		Port of Seattle WA	5.500	09/01/17	A1	3,621,587
700,000		Washington Economic Development Finance Authority	5.000	06/01/16	Aa2	815,528

		TOTAL WASHINGTON				5,366,458

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

WISCONSIN - 0.47%
$ 1,000,000	State of Wisconsin	5.000%	05/01/19	A1	$1,142,060
65,000	State of Wisconsin	6.880	06/01/11	Aa1	69,152

	TOTAL WISCONSIN				1,211,212

	TOTAL LONG-TERM MUNICIPAL BONDS				257,985,910

	(Cost $248,519,008)

	TOTAL INVESTMENTS - 99.48%				257,985,910
	(Cost $248,519,008)
	OTHER ASSETS & LIABILITIES, NET - 0.52%				1,342,288

	NET ASSETS - 100.00%				$259,328,198

The following abbreviations are used in portfolio descriptions:
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NR	Not Rated by Moody’s
WR	Withdrawn rating

†	As provide by Moody’s Investors Service (unaudited).
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

PRINCIPAL	ISSUER	VALUE

GOVERNMENT BONDS - 99.14%

U.S. TREASURY SECURITIES - 99.14%

	United States Treasury Inflation Indexed Notes/Bonds (k)
$18,882,571	3.500%, 01/15/11	$19,655,586
27,787,362	2.380%, 04/15/11	28,612,313
13,760,010	3.380%, 01/15/12	14,632,918
22,579,370	2.000%, 04/15/12	23,397,872
35,137,170	3.000%, 07/15/12	37,355,203
24,301,004	0.630%, 04/15/13	24,247,833
35,371,107	1.880%, 07/15/13	36,542,775
35,997,703	2.000%, 01/15/14	37,280,121
12,211,440	1.250%, 04/15/14	12,406,066
35,292,752	2.000%, 07/15/14	36,682,404
34,202,961	1.630%, 01/15/15	34,844,267
28,455,297	1.880%, 07/15/15	29,397,879
27,728,964	2.000%, 01/15/16	28,768,800
28,894,379	2.500%, 07/15/16	30,971,162
24,205,795	2.380%, 01/15/17	25,756,467
21,587,510	2.630%, 07/15/17	23,435,941
21,793,600	1.630%, 01/15/18	22,011,536
22,371,104	1.380%, 07/15/18	22,147,393
21,817,208	2.130%, 01/15/19	22,908,068
14,423,552	1.880%, 07/15/19	14,847,244
42,307,886	2.380%, 01/15/25	44,357,196
28,130,390	2.000%, 01/15/26	28,068,840
22,774,462	2.380%, 01/15/27	23,934,547
22,821,600	1.750%, 01/15/28	21,865,946
28,241,751	3.630%, 04/15/28	34,913,865
23,371,997	2.500%, 01/15/29	25,117,605
33,176,763	3.880%, 04/15/29	42,715,082
8,699,433	3.380%, 04/15/32	10,741,085

	TOTAL U.S. TREASURY SECURITIES	757,616,014

	TOTAL GOVERNMENT BONDS	757,616,014

	(Cost $737,349,084)

	TOTAL INVESTMENTS - 99.14%	757,616,014
	(Cost $737,349,084)
	OTHER ASSETS AND LIABILITIES, NET - 0.86%	6,565,989

	NET ASSETS - 100.00%	$764,182,003

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 96.21%

CORPORATE BONDS - 21.00%

AGENCY SECURITIES - 0.12%
$ 125,000	General Electric Capital Corp	2.200%	06/08/12	Aaa	$126,932

	TOTAL AGENCY SECURITIES				126,932

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.18%
175,000	Lowe’s Cos, Inc	5.500	10/15/35	A1	179,908

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				179,908

BUSINESS SERVICES - 0.31%
103,000	Daimler Finance North America LLC	7.300	01/15/12	A3	111,116
95,000	Oracle Corp	5.750	04/15/18	A2	104,675
100,000	WPP Finance UK	5.880	06/15/14	Baa3	102,687

	TOTAL BUSINESS SERVICES				318,478

CHEMICALS AND ALLIED PRODUCTS - 1.10%
520,000	Johnson & Johnson	3.800	05/15/13	Aaa	552,892
192,000	Lubrizol Corp	8.880	02/01/19	Baa2	237,002
100,000	Pfizer, Inc	6.200	03/15/19	Aa2	112,714
40,000	Praxair, Inc	3.250	09/15/15	A2	40,272
170,000	Wyeth	5.950	04/01/37	A3	187,211

	TOTAL CHEMICALS AND ALLIED PRODUCTS				1,130,091

COMMUNICATIONS - 2.07%
195,000	AT&T Corp	8.000	11/15/31	A2	242,977
46,000	AT&T Mobility LLC	7.130	12/15/31	A2	53,555
19,000	AT&T, Inc	5.880	08/15/12	A2	20,795
129,000	Comcast Corp	7.050	03/15/33	Baa1	146,294
20,000	Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	25,900
63,000	Qwest Corp	8.880	03/15/12	Ba1	66,308
150,000	Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	155,217
250,000	Time Warner Cable, Inc	7.500	04/01/14	Baa2	286,733
640,000	Verizon Communications, Inc	4.350	02/15/13	A3	672,853
121,000	Viacom, Inc	4.380	09/15/14	Baa3	123,560
303,000	Vodafone Group plc	5.630	02/27/17	Baa1	321,117

	TOTAL COMMUNICATIONS				2,115,309

DEPOSITORY INSTITUTIONS - 4.07%
130,000	Bank of America Corp	2.100	04/30/12	Aaa	131,824
150,000	Bank of America Corp	3.130	06/15/12	Aaa	156,012
500,000	Bank of America Corp	5.490	03/15/19	A3	465,967
110,000	Citigroup, Inc	2.880	12/09/11	Aaa	113,552
160,000	Citigroup, Inc	2.130	04/30/12	Aaa	162,264

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 277,000		Citigroup, Inc	5.880%	05/29/37	A3	$241,517
135,000		Credit Suisse	5.300	08/13/19	Aa1	138,422
16,000		HSBC Bank USA NA	5.880	11/01/34	A1	16,347
33,000		HSBC Bank USA NA	7.000	01/15/39	A1	38,543
300,000		JPMorgan Chase & Co	5.600	06/01/11	Aa3	318,249
319,000		JPMorgan Chase & Co	5.130	09/15/14	A1	332,338
33,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	36,945
1,500,000		US Bank Na/Cincinnati OH	6.300	02/04/14	Aa2	1,679,202
248,000	i	Wachovia Capital Trust III	5.800	12/30/49	Ba3	171,120
164,000		Wells Fargo & Co	5.380	02/07/35	A1	158,870

		TOTAL DEPOSITORY INSTITUTIONS				4,161,172

EATING AND DRINKING PLACES - 0.03%
30,000		McDonald’s Corp	6.300	03/01/38	A3	35,117

		TOTAL EATING AND DRINKING PLACES				35,117

EDUCATIONAL SERVICES - 0.02%
20,000		Princeton University	5.700	03/01/39	Aaa	22,012

		TOTAL EDUCATIONAL SERVICES				22,012

ELECTRIC, GAS, AND SANITARY SERVICES - 1.71%
60,000		Atmos Energy Corp	4.950	10/15/14	Baa2	63,215
160,000		Dominion Resources, Inc	5.150	07/15/15	Baa2	169,653
246,000		Duke Energy Corp	5.050	09/15/19	Baa2	248,696
497,000		Georgia Power Co	5.950	02/01/39	A2	555,233
229,000		Midamerican Energy Holdings Co	5.880	10/01/12	Baa1	249,502
334,000		PSEG Power LLC	7.750	04/15/11	Baa1	360,855
63,000	g	Republic Services, Inc	5.500	09/15/19	Baa3	64,900
43,000		Veolia Environnement	5.250	06/03/13	A3	45,079

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,757,133

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.63%
93,000		Cisco Systems, Inc	4.950	02/15/19	A1	97,760
247,000		Koninklijke Philips Electronics NV	5.750	03/11/18	A3	265,785
261,000		Tyco International Finance S.A.	6.000	11/15/13	Baa1	279,880

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				643,425

ENGINEERING AND MANAGEMENT SERVICES - 0.05%
44,000		Quest Diagnostics, Inc	5.450	11/01/15	Baa3	46,439

		TOTAL ENGINEERING AND MANAGEMENT SERVICES				46,439

FABRICATED METAL PRODUCTS - 0.08%
75,000		CRH America, Inc	5.300	10/15/13	Baa1	77,410

		TOTAL FABRICATED METAL PRODUCTS				77,410

FOOD AND KINDRED PRODUCTS - 0.76%
416,000		Anheuser-Busch Cos, Inc	5.500	01/15/18	Baa2	425,396
225,000		Kellogg Co	5.130	12/03/12	A3	244,238
103,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	111,420

		TOTAL FOOD AND KINDRED PRODUCTS				781,054

FOOD STORES - 0.14%
45,000		Kroger Co	6.150	01/15/20	Baa2	49,764
39,000		Safeway, Inc	6.350	08/15/17	Baa2	43,293
50,000		Starbucks Corp	6.250	08/15/17	Baa3	53,516

		TOTAL FOOD STORES				146,573

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

GENERAL MERCHANDISE STORES - 0.26%
$ 60,000	Target Corp	7.000%	07/15/31	A2	$67,644
100,000	Wal-Mart Stores, Inc	4.500	07/01/15	Aa2	107,688
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	Aa2	88,707

	TOTAL GENERAL MERCHANDISE STORES				264,039

HEALTH SERVICES - 0.02%
25,000	Howard Hughes Medical Institute	3.450	09/01/14	Aaa	25,543

	TOTAL HEALTH SERVICES				25,543

HOLDING AND OTHER INVESTMENT OFFICES - 0.35%
130,000	HCP, Inc	6.000	01/30/17	Baa3	121,411
34,000	ProLogis	6.630	05/15/18	Baa2	31,395
88,000	Simon Property Group LP	5.100	06/15/15	A3	87,703
92,000	Telefonica Europe BV	8.250	09/15/30	Baa1	119,136

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				359,645

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.67%
36,000	Caterpillar Financial Services Corp	6.130	02/17/14	A2	39,467
61,000	Caterpillar Financial Services Corp	7.150	02/15/19	A2	70,733
410,000	Hewlett-Packard Co	4.250	02/24/12	A2	433,191
53,000	International Business Machines Corp	7.130	12/01/96	A1	63,397
76,000	John Deere Capital Corp	4.950	12/17/12	A2	82,145

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				688,933

INSTRUMENTS AND RELATED PRODUCTS - 0.39%
100,000	Agilent Technologies, Inc	6.500	11/01/17	Ba1	104,064
120,000	Baxter International, Inc	4.500	08/15/19	A3	123,072
16,000	Baxter International, Inc	6.250	12/01/37	A3	18,600
100,000	Emerson Electric Co	4.880	10/15/19	A2	105,813
36,000	Northrop Grumman Corp	7.750	02/15/31	Baa1	47,473

	TOTAL INSTRUMENTS AND RELATED PRODUCTS				399,022

INSURANCE CARRIERS - 0.84%
75,000	Allstate Corp	5.550	05/09/35	A3	75,424
151,000	American International Group, Inc	4.250	05/15/13	A3	125,751
133,000	Berkshire Hathaway Finance Corp	4.850	01/15/15	Aa2	143,112
50,000	MetLife, Inc	6.380	06/15/34	A2	54,640
200,000	Prudential Financial, Inc	4.750	09/17/15	Baa2	198,596
60,000	Prudential Financial, Inc	6.100	06/15/17	Baa2	60,265
124,000	UnitedHealth Group, Inc	6.000	02/15/18	Baa1	130,305
65,000	UnitedHealth Group, Inc	6.630	11/15/37	Baa1	69,464

	TOTAL INSURANCE CARRIERS				857,557

METAL MINING - 0.33%
98,000	Newmont Mining Corp	5.880	04/01/35	Baa2	95,972
227,000	Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	244,575

	TOTAL METAL MINING				340,547

MISCELLANEOUS RETAIL - 0.04%
38,000	Staples, Inc	9.750	01/15/14	Baa2	45,647

	TOTAL MISCELLANEOUS RETAIL				45,647

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

MOTION PICTURES - 0.10%
$ 48,000	Historic TW, Inc	6.630%	05/15/29	Baa2	$49,252
53,000	Time Warner, Inc	5.880	11/15/16	Baa2	56,202

	TOTAL MOTION PICTURES				105,454

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.89%
873,000	European Investment Bank	3.250	10/14/11	Aaa	909,411

	TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				909,411

NONDEPOSITORY INSTITUTIONS - 1.96%
69,000	American Express Co	8.150	03/19/38	A3	84,203
120,000	General Electric Capital Corp	3.000	12/09/11	Aaa	124,195
493,000	General Electric Capital Corp	3.500	08/13/12	Aa2	499,142
110,000	General Electric Capital Corp	2.630	12/28/12	Aaa	112,701
112,000	General Electric Capital Corp	6.880	01/10/39	Aa2	117,301
163,000	HSBC Finance Corp	5.500	01/19/16	A3	166,634
75,000	International Lease Finance Corp	5.300	05/01/12	Baa3	63,037
635,000	Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	Aaa	663,629
25,000	SLM Corp	5.050	11/14/14	Ba1	18,377
154,000	XL Capital Finance Europe plc	6.500	01/15/12	Baa2	157,475

	TOTAL NONDEPOSITORY INSTITUTIONS				2,006,694

OIL AND GAS EXTRACTION - 0.66%
163,000	Apache Corp	6.000	01/15/37	A3	181,368
50,000	EQT Corp	6.500	04/01/18	Baa1	51,114
74,000	Nabors Industries, Inc	9.250	01/15/19	Baa1	87,942
175,000	Noble Energy, Inc	8.250	03/01/19	Baa2	211,248
47,000	Petrobras International Finance Co	6.130	10/06/16	Baa1	50,173
93,000	Transocean, Inc	6.000	03/15/18	Baa2	99,346

	TOTAL OIL AND GAS EXTRACTION				681,191

PAPER AND ALLIED PRODUCTS - 0.05%
44,000	International Paper Co	9.380	05/15/19	Baa3	51,519

	TOTAL PAPER AND ALLIED PRODUCTS				51,519

PETROLEUM AND COAL PRODUCTS - 0.65%
58,000	Chevron Corp	3.450	03/03/12	Aa1	60,382
280,000	ConocoPhillips	4.600	01/15/15	A1	298,841
235,000	Marathon Oil Corp	6.600	10/01/37	Baa1	249,037
25,000	Valero Energy Corp	6.880	04/15/12	Baa2	26,906
30,000	Valero Energy Corp	7.500	04/15/32	Baa2	29,838

	TOTAL PETROLEUM AND COAL PRODUCTS				665,004

PRIMARY METAL INDUSTRIES - 0.06%
57,000	ArcelorMittal USA, Inc	6.500	04/15/14	Baa3	59,907

	TOTAL PRIMARY METAL INDUSTRIES				59,907

PRINTING AND PUBLISHING - 0.13%
130,000	News America, Inc	6.400	12/15/35	Baa1	131,141

	TOTAL PRINTING AND PUBLISHING				131,141

RAILROAD TRANSPORTATION - 0.27%
94,000	Norfolk Southern Corp	7.250	02/15/31	Baa1	117,911
149,000	Union Pacific	5.750	11/15/17	Baa2	159,729

	TOTAL RAILROAD TRANSPORTATION				277,640

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

SECURITY AND COMMODITY BROKERS - 1.05%
$ 20,000	BlackRock, Inc	6.250%	09/15/17	A1	$21,633
150,000	Goldman Sachs Group, Inc	1.630	07/15/11	Aaa	151,495
115,000	Goldman Sachs Group, Inc	3.250	06/15/12	Aaa	120,018
370,000	Goldman Sachs Group, Inc	7.500	02/15/19	A1	423,138
53,000	Lazard Group LLC	7.130	05/15/15	Ba1	53,529
236,000	Morgan Stanley	7.300	05/13/19	A2	259,665
40,000	NYSE Euronext	4.800	06/28/13	A2	42,492

	TOTAL SECURITY AND COMMODITY BROKERS				1,071,970

TOBACCO PRODUCTS - 0.13%
55,000	Altria Group, Inc	10.200	02/06/39	Baa1	76,345
52,000	Philip Morris International, Inc	6.880	03/17/14	A2	59,403

	TOTAL TOBACCO PRODUCTS				135,748

TRANSPORTATION BY AIR - 0.07%
34,000	Continental Airlines, Inc	5.980	04/19/22	Baa1	32,130
34,000	FedEx Corp	8.000	01/15/19	Baa2	41,325

	TOTAL TRANSPORTATION BY AIR				73,455

TRANSPORTATION EQUIPMENT - 0.23%
136,000	Boeing Co	5.130	02/15/13	A2	146,257
82,000	Honeywell International, Inc	5.700	03/15/37	A2	89,866

	TOTAL TRANSPORTATION EQUIPMENT				236,123

TRANSPORTATION SERVICES - 0.04%
42,000	United Parcel Service, Inc	3.880	04/01/14	Aa3	44,037

	TOTAL TRANSPORTATION SERVICES				44,037

WHOLESALE TRADE-DURABLE GOODS - 0.07%
69,000	Vale Overseas Ltd	6.880	11/21/36	Baa2	71,383

	TOTAL WHOLESALE TRADE-DURABLE GOODS				71,383

WHOLESALE TRADE-NONDURABLE GOODS - 0.47%
481,000	Plains All American Pipeline LP	5.750	01/15/20	Baa3	484,722

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				484,722

	TOTAL CORPORATE BONDS				21,527,385

	(Cost $21,509,781)

GOVERNMENT BONDS - 72.22%

AGENCY SECURITIES - 8.08%
110,000	Federal Home Loan Bank (FHLB)	5.250	06/18/14	Aaa	123,338
95,000	FHLB	4.750	12/16/16	Aaa	103,580
240,000	FHLB	3.630	10/18/13	Aaa	252,793
225,000	FHLB	1.630	03/16/11	Aaa	227,934
1,000,000	FHLB	1.630	07/27/11	Aaa	1,011,466
132,000	Federal Home Loan Mortgage Corp (FHLMC)	4.750	01/19/16	Aaa	143,955
125,000	FHLMC	4.750	11/17/15	Aaa	136,541
108,000	FHLMC	4.380	07/17/15	Aaa	116,366
116,000	FHLMC	5.130	10/18/16	Aaa	128,524

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 127,000		FHLMC	5.500%	07/18/16	Aaa	$144,036
213,000		FHLMC	5.250	04/18/16	Aaa	237,584
310,000		FHLMC	3.630	08/25/14	Aaa	314,585
353,000		FHLMC	1.630	04/26/11	Aaa	357,435
480,000		FHLMC	5.130	04/18/11	Aaa	512,174
225,000		FHLMC	5.630	03/15/11	Aaa	240,939
207,000		FHLMC	4.500	01/15/14	Aaa	225,049
211,000		FHLMC	4.130	09/27/13	Aaa	226,215
195,000		FHLMC	2.130	03/23/12	Aaa	198,612
145,000		Federal National Mortgage Association (FNMA)	4.630	10/15/14	Aaa	158,280
656,000		FNMA	2.500	05/15/14	Aaa	654,578
231,000		FNMA	2.750	03/13/14	Aaa	234,567
155,000		FNMA	6.630	11/15/30	Aaa	200,061
143,000		FNMA	7.250	05/15/30	Aaa	196,037
215,000		FNMA	5.000	03/15/16	Aaa	237,448
650,000		FNMA	6.000	05/15/11	Aaa	703,772
436,000		FNMA	1.380	04/28/11	Aaa	439,801
246,000		FNMA	1.750	03/23/11	Aaa	249,671
214,000		FNMA	2.750	02/05/14	Aaa	216,824
176,000		FNMA	5.130	01/02/14	Aa2	186,736
96,000		FNMA	3.880	07/12/13	Aaa	102,284

		TOTAL AGENCY SECURITIES				8,281,185

FOREIGN GOVERNMENT BONDS - 1.58%
300,000		Canada Government International Bond
		2.380%, 09/10/14				298,268
95,000		Export Development Canada
		3.500%, 05/16/13				99,249
180,000		Export-Import Bank of Korea
		8.130%, 01/21/14				206,187
87,000		Mexico Government International Bond
		5.880%, 01/15/14				93,090
333,000		Mexico Government International Bond
		7.500%, 04/08/33				395,437
194,000		Province of Ontario Canada
		5.000%, 10/18/11				208,336
289,000		South Africa Government International Bond
		7.380%, 04/25/12				317,178

		TOTAL FOREIGN GOVERNMENT BONDS				1,617,745

MORTGAGE BACKED - 37.52%
154,946	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/38		162,402
1,206,348	h	FGLMC	6.000	03/01/39		1,274,778
1,758,541	h	FGLMC	5.500	06/01/37		1,843,262
1,099,169	h	FGLMC	5.000	12/01/35		1,139,747
532,771	h	FGLMC	6.000	07/01/36		565,936
139,735	h	FGLMC	4.500	08/01/39		141,554
249,966	i	FGLMC	5.810	05/01/37		264,330
825,410	i	FGLMC	5.940	09/01/37		873,694
54,997	i	FGLMC	4.960	10/01/35		57,390
879,779	h	FGLMC	4.000	09/01/39		870,978
2,264,888	h	FGLMC	5.500	09/01/39		2,373,649
456,059	h	FGLMC	4.500	06/01/34		463,850
180,023	h	FGLMC	5.000	10/01/22		189,347
326,098	h	FGLMC	5.000	10/01/23		342,715
209,783		FGLMC	5.500	11/01/19		224,058

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 806,657	h	FGLMC	4.000%	11/01/18	$836,929
151,769	h	FGLMC	4.000	05/01/19	157,856
53,172		FGLMC	4.500	05/01/24	55,105
357,769		FGLMC	5.000	04/01/33	371,536
138,064	h	FGLMC	6.500	08/01/33	148,467
136,175	h	FGLMC	6.000	03/01/33	144,822
180,652	h	FGLMC	5.500	11/01/32	190,174
723,522	h	FGLMC	5.000	03/01/33	751,363
1,003,706	h	Federal National Mortgage Association (FNMA)	5.500	01/01/37	1,052,689
247,798	i	FNMA	5.450	01/01/37	261,029
70,026	i	FNMA	6.090	03/01/37	73,927
49,805	h	FNMA	5.000	03/01/37	51,527
1,270,396	h	FNMA	5.000	08/01/35	1,316,898
719,707	h	FNMA	5.500	02/01/35	756,292
813,127	h	FNMA	6.000	10/01/36	860,441
325,068	i	FNMA	5.190	01/01/36	338,752
1,344,219	h	FNMA	4.500	07/01/39	1,363,402
1,156,400	h	FNMA	5.500	04/01/39	1,211,390
300,000	h	FNMA	5.000	09/01/39	310,325
956,910	h	FNMA	4.000	08/01/39	948,736
547,910	h	FNMA	6.500	10/01/37	586,543
772,329	h	FNMA	5.500	06/01/37	809,417
2,104,673	h	FNMA	6.000	01/01/39	2,223,403
334,585	h	FNMA	5.000	03/01/38	346,134
126,200	h	FNMA	4.500	10/01/20	132,208
639,790	h	FNMA	4.500	09/01/18	675,847
358,537		FNMA	4.000	09/01/24	365,298
168,721	h	FNMA	5.000	06/01/23	177,160
57,150	h	FNMA	6.000	05/01/17	61,378
261,184	h	FNMA	5.500	09/01/16	279,284
55,050	h	FNMA	5.000	12/01/17	58,521
473,298	h	FNMA	5.000	09/01/17	503,138
1,691,551	h	FNMA	5.500	06/01/33	1,779,652
46,819	h	FNMA	6.500	08/01/32	50,523
177,237	h	FNMA	5.000	05/01/34	183,835
896,990	h	FNMA	5.000	07/01/33	931,225
53,220	h	FNMA	5.000	02/01/28	55,586
280,930	h	FNMA	5.000	01/01/25	294,236
172,752	h	FNMA	6.000	11/01/31	184,099
99,084	h	FNMA	4.000	07/01/29	99,600
277,010	h	Government National Mortgage Association (GNMA)	5.500	05/20/36	291,951
323,468	h	GNMA	6.000	08/20/37	343,211
184,033	h	GNMA	5.500	12/20/32	194,794
1,062,038	h	GNMA	6.000	08/15/39	1,123,437
175,000		GNMA	5.000	09/15/39	181,491
89,867		GNMA	5.000	08/20/39	93,117
905,000	h	GNMA	5.000	09/20/39	937,728
259,483		GNMA	4.000	08/20/39	255,778
240,653	h	GNMA	6.500	08/20/37	255,900
78,277	h	GNMA	5.500	05/20/38	82,360
274,720		GNMA	5.500	08/15/39	288,800
158,843		GNMA	6.000	09/15/36	168,175
100,109	h	GNMA	5.000	12/15/36	103,904
100,000	h	GNMA	5.000	09/15/36	103,800
482,702	h	GNMA	4.000	08/15/24	496,480
90,045		GNMA	6.500	06/15/36	95,831

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 512,179	GNMA	4.500%	03/15/39	$520,822
273,254	GNMA	4.000	05/15/39	270,718
300,178	GNMA	5.000	10/15/38	311,313
251,207	GNMA	6.000	06/15/37	265,769
279,745	GNMA	5.500	08/15/38	294,082

	TOTAL MORTGAGE BACKED			38,465,898

MUNICIPAL BONDS - 0.27%
300,000	State of Illinois
	5.100%, 06/01/33			279,075

	TOTAL MUNICIPAL BONDS			279,075

U.S. TREASURY SECURITIES - 24.77%
148,500	United States Treasury Bond 8.750%, 08/15/20			217,668
125,700	United States Treasury Bond 7.880%, 02/15/21			175,234
125,000	United States Treasury Bond 8.130%, 05/15/21			177,481
122,000	United States Treasury Bond 8.130%, 08/15/21			173,736
259,100	United States Treasury Bond 8.000%, 11/15/21			366,748
127,000	United States Treasury Bond 7.250%, 08/15/22			171,311
146,000	United States Treasury Bond 7.130%, 02/15/23			195,777
194,000	United States Treasury Bond 6.250%, 08/15/23			243,167
117,600	United States Treasury Bond 6.000%, 02/15/26			145,916
154,000	United States Treasury Bond 6.130%, 11/15/27			195,580
122,600	United States Treasury Bond 6.250%, 05/15/30			160,453
124,000	United States Treasury Bond 5.380%, 02/15/31			147,328
210,000	United States Treasury Bond 4.500%, 02/15/36			225,553
134,000	United States Treasury Bond 4.750%, 02/15/37			149,515
136,000	United States Treasury Bond 5.000%, 05/15/37			157,611
144,000	United States Treasury Bond 4.380%, 02/15/38			151,695
183,000	United States Treasury Bond 4.500%, 05/15/38			196,925
220,000	United States Treasury Bond 3.500%, 02/15/39			199,306
296,000	United States Treasury Bond 4.250%, 05/15/39			306,221
241,000	United States Treasury Bond 4.500%, 08/15/39			259,828
82,000	United States Treasury Note 1.500%, 10/31/10			82,916

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	VALUE

$ 404,700	United States Treasury Note 0.880%, 12/31/10	$406,439
375,000	United States Treasury Note 4.250%, 01/15/11	392,842
527,000	United States Treasury Note 0.880%, 01/31/11	529,202
247,000	United States Treasury Note 5.000%, 02/15/11	261,887
645,900	United States Treasury Note 0.880%, 02/28/11	648,372
250,000	United States Treasury Note 4.500%, 02/28/11	263,672
552,800	United States Treasury Note 0.880%, 03/31/11	554,656
161,000	United States Treasury Note 4.750%, 03/31/11	170,842
459,400	United States Treasury Note 0.880%, 04/30/11	460,656
324,000	United States Treasury Note 0.880%, 05/31/11	324,772
285,000	United States Treasury Note 1.130%, 06/30/11	286,648
500,000	United States Treasury Note 1.000%, 07/31/11	501,426
95,000	United States Treasury Note 1.130%, 12/15/11	95,097
273,000	United States Treasury Note 1.130%, 01/15/12	273,000
338,000	United States Treasury Note 1.380%, 02/15/12	339,769
293,000	United States Treasury Note 1.380%, 03/15/12	294,419
90,000	United States Treasury Note 4.500%, 03/31/12	97,313
325,000	United States Treasury Note 1.380%, 04/15/12	326,422
137,000	United States Treasury Note 4.500%, 04/30/12	148,431
423,000	United States Treasury Note 1.380%, 05/15/12	424,421
125,000	United States Treasury Note 4.750%, 05/31/12	136,416
369,000	United States Treasury Note 1.880%, 06/15/12	374,766
404,000	United States Treasury Note 1.500%, 07/15/12	406,020
125,000	United States Treasury Note 4.630%, 07/31/12	136,484
476,500	United States Treasury Note 1.750%, 08/15/12	481,414
230,000	United States Treasury Note 4.380%, 08/15/12	249,712
150,000	United States Treasury Note 4.130%, 08/31/12	161,777
944,000	United States Treasury Note 1.380%, 09/15/12	942,376

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	VALUE

$ 165,000	United States Treasury Note 4.000%, 11/15/12	$177,904
193,000	United States Treasury Note 3.630%, 12/31/12	205,846
160,000	United States Treasury Note 2.880%, 01/31/13	166,837
230,000	United States Treasury Note 3.880%, 02/15/13	247,160
202,000	United States Treasury Note 2.750%, 02/28/13	209,717
235,000	United States Treasury Note 2.500%, 03/31/13	241,775
209,000	United States Treasury Note 3.130%, 04/30/13	219,434
205,000	United States Treasury Note 3.380%, 06/30/13	216,996
239,000	United States Treasury Note 4.250%, 08/15/13	260,603
1,000,000	United States Treasury Note 3.130%, 08/31/13	1,048,046
196,000	United States Treasury Note 3.130%, 09/30/13	205,387
165,000	United States Treasury Note 2.750%, 10/31/13	170,285
164,000	United States Treasury Note 2.000%, 11/30/13	164,231
183,000	United States Treasury Note 1.500%, 12/31/13	179,183
153,000	United States Treasury Note 1.880%, 04/30/14	151,183
100,000	United States Treasury Note 4.750%, 05/15/14	111,469
169,000	United States Treasury Note 2.630%, 06/30/14	172,010
185,000	United States Treasury Note 2.630%, 07/31/14	188,093
117,000	United States Treasury Note 4.250%, 08/15/14	127,896
133,000	United States Treasury Note 2.380%, 08/31/14	133,499
370,000	United States Treasury Note 11.750%, 11/15/14	375,116
175,000	United States Treasury Note 4.250%, 08/15/15	190,586
159,000	United States Treasury Note 2.630%, 02/29/16	157,311
176,000	United States Treasury Note 2.380%, 03/31/16	171,311
164,000	United States Treasury Note 5.130%, 05/15/16	187,063
330,000	United States Treasury Note 7.250%, 05/15/16	417,682
1,040,000	United States Treasury Note 3.250%, 06/30/16	1,065,268
225,000	United States Treasury Note 3.250%, 07/31/16	230,274

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 236,000		United States Treasury Note 3.000%, 08/31/16				$237,401
173,000		United States Treasury Note 4.630%, 11/15/16				191,760
178,400		United States Treasury Note 7.500%, 11/15/16				229,983
160,000		United States Treasury Note 8.750%, 05/15/17				221,663
180,000		United States Treasury Note 4.750%, 08/15/17				200,573
139,200		United States Treasury Note 8.880%, 08/15/17				194,967
197,000		United States Treasury Note 4.250%, 11/15/17				212,268
282,000		United States Treasury Note 3.500%, 02/15/18				288,015
224,000		United States Treasury Note 3.880%, 05/15/18				234,763
248,000		United States Treasury Note 4.000%, 08/15/18				261,814
415,300		United States Treasury Note 3.750%, 11/15/18				429,738
412,400		United States Treasury Note 2.750%, 02/15/19				393,552
130,100		United States Treasury Note 8.880%, 02/15/19				188,117
428,200		United States Treasury Note 3.130%, 05/15/19				421,342
284,100		United States Treasury Note 3.630%, 08/15/19				291,602
151,300		United States Treasury Note 8.130%, 08/15/19				210,827

		TOTAL U.S. TREASURY SECURITIES				25,389,770

		TOTAL GOVERNMENT BONDS				74,033,673

		(Cost $73,615,431)

STRUCTURED ASSETS - 2.99%

ASSET BACKED - 0.60%
200,000		Chase Issuance Trust	4.260%	05/15/13	Aaa	209,308
		Series - 2008 A9 (Class A9)
190,000		Chase Issuance Trust	2.400	06/17/13	NR	193,119
		Series - 2009 A3 (Class A3)
196,000		CitiBank Credit Card Issuance Trust	5.450	05/10/13	Aaa	208,495
		Series - 2006 A4 (Class A4)

		TOTAL ASSET BACKED				610,922

OTHER MORTGAGE BACKED - 2.39%
50,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	48,170
		Series - 2005 PWR8 (Class A4)
125,000	i	Bear Stearns Commercial Mortgage Securities	5.470	01/12/45	Aaa	115,886
		Series - 2007 T26 (Class A4)
125,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	Aaa	112,639
		Series - 2007 C9 (Class A4)
190,000		Credit Suisse Mortgage Capital Certificates	5.470	09/15/39	Aaa	161,475
		Series - 2006 C4 (Class A3)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 180,000	i	Greenwich Capital Commercial Funding	5.320%	06/10/36	Aaa	$182,136
		Series - 0 GG1 (Class A7)
535,000		Greenwich Capital Commercial Funding Corp	5.380	03/10/39	Aaa	531,304
		Series - 2007 GG9 (Class A2)
150,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	132,932
		Series - 2007 GG9 (Class A4)
270,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	243,843
		Series - 2006 GG6 (Class A4)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.430	12/12/43	Aaa	115,589
		Series - 2006 CB17 (Class A4)
45,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	38,559
		Series - 2006 LDP9 (Class A3)
380,000		LB-UBS Commercial Mortgage Trust	5.160	02/15/31	Aaa	357,603
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.370	09/15/39	Aaa	113,834
		Series - 2006 C6 (Class A4)
325,000	i	Wachovia Bank Commercial Mortgage Trust	5.420	01/15/45	Aaa	295,881
		Series - 2006 C23 (Class A4)

		TOTAL OTHER MORTGAGE BACKED				2,449,851

		TOTAL STRUCTURED ASSETS				3,060,773

		(Cost $3,061,837)

		TOTAL BONDS				98,621,831

		(Cost $98,187,049)

		TOTAL INVESTMENTS - 96.21%				98,621,831
		(Cost $98,187,049)
		OTHER ASSETS AND LIABILITIES, NET - 3.79%				3,884,963

		NET ASSETS - 100.00%				$102,506,794

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	NR	Not rated by Moody’s
	plc	Public Limited Company

	†	As provided by Moody’s Investors Services.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2009 the value of these securities amounted to $64,900 or 0.06% of net assets.

	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 0.64%

U.S. TREASURY SECURITIES - 0.64%
$ 6,500,000	United States Treasury Note	2.880%	06/30/10	$6,610,665
2,000,000	United States Treasury Note	2.750	07/31/10	2,036,737

	TOTAL U.S. TREASURY SECURITIES			8,647,402

	TOTAL GOVERNMENT BONDS			8,647,402

	(Cost $8,647,402)

SHORT-TERM INVESTMENTS - 99.42%

BANKER’S ACCEPTANCES - 3.42%
7,232,000	Bank of America NA		10/14/09	7,231,163
1,500,000	Bank of America NA		10/20/09	1,499,446
4,921,000	Bank of America NA		11/06/09	4,916,571
2,000,000	Bank of America NA		11/09/09	1,998,158
4,972,000	Bank of America NA		11/16/09	4,965,647
2,756,000	Bank of America NA		12/15/09	2,750,718
1,733,000	Bank of America NA		02/04/10	1,729,967
3,000,000	Bank of America NA		02/12/10	2,993,300
3,036,000	Bank of America NA		03/01/10	3,030,138
1,142,000	JPMorgan Chase Bank NA		10/05/09	1,141,956
1,143,000	JPMorgan Chase Bank NA		10/23/09	1,142,721
1,625,000	JPMorgan Chase Bank NA		10/26/09	1,624,717
1,071,000	JPMorgan Chase Bank NA		11/23/09	1,070,527
5,000,000	Wachovia Bank NA		11/23/09	4,995,951
2,115,000	Wachovia Bank NA		02/23/10	2,111,848
1,555,068	Wachovia Bank NA		03/08/10	1,551,997
1,614,000	Wachovia Bank NA		03/15/10	1,611,263

	TOTAL BANKER’S ACCEPTANCES			46,366,088

CERTIFICATE OF DEPOSIT - 11.36%
8,815,000	Abbey National North America LLC	0.470	11/05/09	8,815,171
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.310	10/23/09	5,000,015
7,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.730	11/12/09	7,000,041
7,260,000	Banco Bilbao Vizcaya Argentaria S.A.	0.640	11/30/09	7,260,059
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.610	12/08/09	5,000,047
2,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.590	12/15/09	2,000,021
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.570	12/29/09	5,000,493
5,000,000	Bank of ,NV Scotia	0.950	06/10/10	5,000,000
5,000,000	Barclays Bank plc	0.950	10/22/09	5,000,000
3,500,000	Barclays Bank plc	0.980	11/02/09	3,500,000
3,000,000	Barclays Bank plc	1.270	11/16/09	3,000,836
5,000,000	Barclays Bank plc	0.780	01/11/10	5,000,000
5,000,000	Barclays Bank plc	0.960	04/19/10	5,000,000
2,285,000	Barclays Bank plc	0.820	05/11/10	2,285,000
3,000,000	BNP Paribas	0.290	10/30/09	3,000,000

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 9,000,000		CALYON	0.490%	10/01/09	$9,000,000
3,000,000		CALYON	0.320	11/03/09	3,000,110
5,000,000		CALYON	0.420	11/04/09	5,000,094
2,280,000		Canadian Imperial Bank of Commerce	0.250	01/20/10	2,280,000
5,000,000		Lloyds TSB Bank plc	0.620	11/06/09	5,000,100
2,000,000		Lloyds TSB Bank plc	0.600	11/10/09	2,000,044
2,000,000		Lloyds TSB Bank plc	0.510	12/30/09	2,000,050
6,000,000		Rabobank Nederland NV	1.000	10/09/09	6,000,000
5,000,000		Rabobank Nederland NV	0.520	01/15/10	5,000,294
5,000,000		Rabobank Nederland NV	1.050	04/30/10	5,014,257
10,000,000		Royal Bank of Canada	0.230	01/22/10	10,000,314
3,000,000		Royal Bank of Scotland plc	0.700	11/17/09	3,000,000
10,000,000		Royal Bank of Scotland plc	0.690	12/02/09	10,000,000
5,000,000		Toronto-Dominion Bank	0.750	10/02/09	5,000,000
5,000,000		Toronto-Dominion Bank	1.510	11/12/09	5,000,000
5,000,000		Toronto-Dominion Bank	0.250	01/25/10	5,000,000

		TOTAL CERTIFICATE OF DEPOSIT			154,156,946

COMMERCIAL PAPER - 43.05%
5,000,000		Abbey National North America LLC		11/24/09	4,998,350
2,424,000		Abbott Laboratories		10/28/09	2,423,745
5,000,000		Abbott Laboratories		11/30/09	4,998,500
4,000,000		American Honda Finance Corp		12/15/09	3,997,833
5,000,000		Bank of ,NV Scotia		10/19/09	4,999,449
5,155,000		Bank of ,NV Scotia		10/20/09	5,154,292
5,000,000		Bank of ,NV Scotia		10/21/09	4,999,389
5,000,000		Bank of ,NV Scotia		10/29/09	4,999,378
5,000,000		Bank of ,NV Scotia		11/13/09	4,996,775
4,725,000		Bank of ,NV Scotia		12/08/09	4,723,037
3,765,000		Bank of ,NV Scotia		12/23/09	3,761,766
940,000		Bank of Montreal		10/02/09	939,992
3,000,000		BNP Paribas Finance, Inc		10/09/09	2,999,800
6,045,000		BNP Paribas Finance, Inc		10/20/09	6,044,043
10,000,000		BNP Paribas Finance, Inc		10/27/09	9,998,628
5,000,000		BNP Paribas Finance, Inc		11/25/09	4,998,014
4,400,000		Calyon North America, Inc		10/21/09	4,399,487
7,170,000		Ciesco LLC		10/01/09	7,170,000
1,485,000		Ciesco LLC		11/03/09	1,484,592
2,000,000		Ciesco LLC		11/19/09	1,999,183
4,580,000	p	Citigroup Funding, Inc-TLGP		10/08/09	4,579,840
1,030,000	p	Citigroup Funding, Inc-TLGP		10/14/09	1,029,933
8,950,000		Coca-Cola Co		11/02/09	8,947,216
6,900,000		Coca-Cola Co		12/04/09	6,896,933
3,750,000		CORPORATE ASSET FUNDING CO,Inc		11/02/09	3,748,833
15,548,000		CORPORATE ASSET FUNDING CO,Inc		12/07/09	15,540,766
5,000,000		Fairway Finance LLC		10/08/09	4,999,795
5,000,000		Fairway Finance LLC		10/26/09	4,999,306
5,000,000		Fairway Finance LLC		11/17/09	4,998,238
18,898,000		Govco LLC		10/15/09	18,895,618
10,000,000		Govco LLC		11/03/09	9,997,342
4,613,000		Govco LLC		11/24/09	4,611,270
2,180,000		Govco LLC		12/22/09	2,178,361
5,000,000		ING US Funding LLC		10/13/09	4,999,483
5,000,000		ING US Funding LLC		10/23/09	4,998,625
2,000,000		ING US Funding LLC		10/27/09	1,999,350

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	MATURITY DATE	VALUE

$ 3,000,000		ING US Funding LLC	11/30/09	$2,997,250
5,000,000		ING US Funding LLC	12/28/09	4,994,867
10,300,000		Kitty Hawk Funding Corp	10/09/09	10,299,427
2,709,000		Kitty Hawk Funding Corp	10/15/09	2,708,716
3,000,000		Kitty Hawk Funding Corp	11/04/09	2,999,405
9,715,000		Kitty Hawk Funding Corp	11/05/09	9,713,017
5,000,000		Lloyds TSB Bank plc	10/14/09	4,999,693
8,285,000		Nestle Capital Corp	10/01/09	8,285,000
3,110,000		Nestle Capital Corp	10/06/09	3,109,737
5,000,000		Nestle Capital Corp	10/09/09	4,999,278
14,000,000		Nestle Capital Corp	01/19/10	13,974,332
4,000,000		Nestle Capital Corp	02/16/10	3,989,727
10,000,000		Old Line Funding LLC	10/05/09	9,999,644
10,858,000	g	Old Line Funding LLC	10/08/09	10,857,324
2,007,000	g	Old Line Funding LLC	10/13/09	2,006,793
7,000,000	g	Old Line Funding LLC	10/15/09	6,999,129
3,000,000	g	Old Line Funding LLC	12/02/09	2,998,760
3,500,000	g	Old Line Funding LLC	12/03/09	3,498,469
5,000,000	g	Old Line Funding LLC	12/07/09	4,997,860
7,004,000		Park Avenue Receivables Corp	11/05/09	7,002,639
5,000,000		Park Avenue Receivables Corp	11/17/09	4,998,694
5,000,000	g	Private Export Funding Corp	10/22/09	4,999,037
5,000,000	g	Private Export Funding Corp	12/11/09	4,995,562
4,000,000	g	Private Export Funding Corp	12/18/09	3,996,100
3,000,000	g	Private Export Funding Corp	01/27/10	2,997,247
1,155,000	g	Private Export Funding Corp	02/05/10	1,152,759
1,000,000	g	Private Export Funding Corp	02/11/10	997,968
5,000,000	g	Private Export Funding Corp	02/17/10	4,991,313
3,350,000	g	Private Export Funding Corp	03/08/10	3,343,972
3,000,000	g	Private Export Funding Corp	03/09/10	2,994,568
5,450,000	g	Private Export Funding Corp	04/07/10	5,435,199
5,000,000	g	Private Export Funding Corp	04/26/10	4,985,338
6,848,000	g	Procter & Gamble International Funding S.C.A	10/05/09	6,847,810
2,400,000	g	Procter & Gamble International Funding S.C.A	10/06/09	2,399,917
5,630,000	g	Procter & Gamble International Funding S.C.A	10/16/09	5,629,437
5,000,000	g	Procter & Gamble International Funding S.C.A	10/27/09	4,999,242
2,950,000	g	Procter & Gamble International Funding S.C.A	10/28/09	2,949,491
7,494,000	g	Procter & Gamble International Funding S.C.A	11/23/09	7,491,462
5,000,000		Province of Ontario Canada	10/07/09	4,999,808
4,000,000		Rabobank USA Financial Corp	11/18/09	3,997,120
5,685,000		Rabobank USA Financial Corp	11/25/09	5,680,944
10,000,000		Rabobank USA Financial Corp	12/01/09	9,996,103
3,550,000		Rabobank USA Financial Corp	12/03/09	3,548,571
4,340,000		Rabobank USA Financial Corp	12/15/09	4,338,045
1,375,000	g	Ranger Funding Co LLC	10/13/09	1,374,908
1,500,000	g	Ranger Funding Co LLC	12/02/09	1,499,303
5,000,000	g	Ranger Funding Co LLC	12/10/09	4,998,055
3,000,000		Royal Bank of Canada	11/24/09	2,999,145
5,000,000		Royal Bank of Canada	12/24/09	4,997,783
2,000,000		Royal Bank of Canada	12/28/09	1,999,022
1,916,000		Royal Bank of Canada	01/22/10	1,914,617
5,000,000		Royal Bank of Canada	02/23/10	4,995,167
3,215,000		Royal Bank of Scotland plc	10/19/09	3,214,550
720,000		Royal Bank of Scotland plc	10/29/09	719,877
3,000,000		Santander Central Hispano Finance Delaware, Inc	04/09/10	2,991,767
3,000,000		Santander Central Hispano Finance Delaware, Inc	06/03/10	2,986,525

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	MATURITY DATE	VALUE

$ 4,500,000	g	Sheffield Receivables Corp	10/02/09	$4,499,959
4,500,000	g	Sheffield Receivables Corp	10/16/09	4,499,513
5,000,000	g	Sheffield Receivables Corp	10/22/09	4,999,270
5,000,000	g	Sheffield Receivables Corp	10/28/09	4,999,062
2,187,000	g	Sheffield Receivables Corp	11/05/09	2,186,553
860,000	g	Sheffield Receivables Corp	11/09/09	859,814
5,000,000	g	Sheffield Receivables Corp	11/16/09	4,998,531
5,000,000		Societe Generale North America, Inc	10/06/09	4,999,878
5,000,000		Societe Generale North America, Inc	10/22/09	4,999,256
10,000,000		Societe Generale North America, Inc	10/29/09	9,997,978
3,350,000		Societe Generale North America, Inc	11/03/09	3,348,741
1,000,000		Societe Generale North America, Inc	11/16/09	999,681
2,000,000	g	Toronto-Dominion Holdings USA, Inc	03/15/10	1,996,792
3,000,000	g	Toronto-Dominion Holdings USA, Inc	03/23/10	2,990,918
3,000,000	g	Toronto-Dominion Holdings USA, Inc	04/06/10	2,989,871
5,500,000	g	Toronto-Dominion Holdings USA, Inc	05/14/10	5,484,530
5,000,000		Toyota Motor Credit Corp	10/14/09	4,999,621
5,000,000		Toyota Motor Credit Corp	10/19/09	4,999,475
5,000,000		Toyota Motor Credit Corp	11/09/09	4,998,808
5,000,000	g	Variable Funding Capital Co LLC	10/20/09	4,999,392
5,000,000	g	Variable Funding Capital Co LLC	11/03/09	4,998,717
5,000,000	g	Variable Funding Capital Co LLC	11/17/09	4,998,238
5,000,000	g	Variable Funding Capital Co LLC	11/30/09	4,997,917
5,000,000		Washington Gas Light Co	10/14/09	4,999,711
5,020,000	g	Yorktown Capital LLC	11/20/09	5,018,536
5,000,000	g	Yorktown Capital LLC	12/16/09	4,997,150
5,110,000	g	Yorktown Capital LLC	12/17/09	5,107,049
5,679,000	g	Yorktown Capital LLC	12/18/09	5,676,170

		TOTAL COMMERCIAL PAPER		584,035,786

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 32.29%
260,000		Federal National Mortgage Association (FNMA)	01/25/10	259,698
8,830,000		FNMA	02/10/10	8,824,495
2,745,000		FNMA	02/22/10	2,740,883
9,890,000		FNMA	04/01/10	9,861,764
3,200,000		FNMA	10/01/09	3,200,000
5,045,000		FNMA	10/14/09	5,044,599
2,328,000		FNMA	10/16/09	2,327,544
10,000,000		FNMA	10/21/09	9,999,001
2,135,000		FNMA	10/26/09	2,133,858
4,595,000		FNMA	10/30/09	4,592,372
500,000		FNMA	11/05/09	499,635
3,108,000		FNMA	11/16/09	3,105,723
6,402,000		FNMA	11/18/09	6,400,550
6,382,000		FNMA	12/01/09	6,374,876
2,878,000		FNMA	12/14/09	2,874,569
8,320,000		FNMA	12/17/09	8,316,975
8,930,000		FNMA	12/21/09	8,918,747
2,000,000		FNMA	12/22/09	1,997,586
4,830,000		FNMA	12/30/09	4,822,755
5,000,000		FNMA	12/31/09	4,997,978
10,000,000		Federal Home Loan Bank (FHLB)	12/02/09	9,997,158
4,000,000		FHLB	09/16/10	3,984,056
2,000,000		FHLB	01/11/10	1,999,207
100,000		FHLB	01/12/10	99,771
100,000		FHLB	02/10/10	99,670

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

$ 100,000	FHLB	02/11/10	$99,686
905,000	FHLB	02/17/10	903,882
870,000	FHLB	04/01/10	867,889
4,187,000	FHLB	04/22/10	4,172,834
2,144,000	FHLB	05/05/10	2,140,141
5,000,000	FHLB	09/15/10	4,980,611
2,545,000	FHLB	09/17/10	2,535,075
2,360,000	FHLB	10/01/09	2,360,000
4,590,000	FHLB	10/02/09	4,589,980
9,045,000	FHLB	10/06/09	9,044,724
2,000,000	FHLB	10/07/09	1,999,933
10,000,000	FHLB	10/16/09	9,999,417
221,000	FHLB	10/19/09	220,956
10,000,000	FHLB	10/20/09	9,998,839
9,760,000	FHLB	10/21/09	9,758,516
12,259,000	FHLB	10/28/09	12,257,724
2,525,000	FHLB	10/30/09	2,524,349
9,180,000	FHLB	11/04/09	9,178,700
7,300,000	FHLB	11/06/09	7,298,836
12,449,000	FHLB	11/13/09	12,445,321
14,080,000	FHLB	11/18/09	14,075,283
1,685,000	FHLB	11/25/09	1,684,562
2,000,000	FHLB	12/01/09	1,997,967
7,205,000	FHLB	12/08/09	7,199,588
10,000,000	FHLB	12/11/09	9,997,238
4,015,000	FHLB	12/14/09	4,008,611
10,000,000	FHLB	12/16/09	9,992,083
5,000,000	FHLB	12/18/09	4,998,375
2,500,000	FHLB	06/22/10	2,498,782
2,555,000	FHLB	07/13/10	2,565,388
3,000,000	Federal Farm Credit Bank (FFCB)	04/21/10	2,992,930
350,000	FFCB	10/07/09	349,950
1,715,000	FFCB	10/13/09	1,714,920
2,200,000	FFCB	11/09/09	2,198,808
2,931,000	FFCB	12/11/09	2,926,410
500,000	Federal Home Loan Mortgage Corp (FHLMC)	01/04/10	499,525
5,455,000	FHLMC	01/06/10	5,452,795
4,575,000	FHLMC	01/20/10	4,572,602
5,000,000	FHLMC	01/21/10	4,996,733
3,095,000	FHLMC	01/26/10	3,090,474
4,040,000	FHLMC	01/27/10	4,038,014
9,800,000	FHLMC	02/08/10	9,791,875
5,000,000	FHLMC	02/22/10	4,995,000
1,790,000	FHLMC	05/05/10	1,784,630
1,500,000	FHLMC	06/01/10	1,496,558
4,320,000	FHLMC	10/05/09	4,319,800
5,000,000	FHLMC	10/13/09	4,999,625
4,865,000	FHLMC	10/19/09	4,864,197
8,350,000	FHLMC	10/23/09	8,347,216
5,000,000	FHLMC	10/26/09	4,999,410
10,000,000	FHLMC	11/02/09	9,998,044
334,000	FHLMC	11/09/09	333,823
5,000,000	FHLMC	11/16/09	4,998,531
4,585,000	FHLMC	11/17/09	4,581,408
8,800,000	FHLMC	11/20/09	8,790,100
11,330,000	FHLMC	11/23/09	11,323,015

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 5,000,000		FHLMC		11/24/09	$4,998,200
13,655,000		FHLMC		12/07/09	13,641,545
11,572,000		FHLMC		12/21/09	11,560,720
5,000,000		FHLMC		12/23/09	4,992,161
1,570,000		FHLMC		12/24/09	1,568,278
3,100,000		FHLMC		12/29/09	3,095,938

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			438,181,995

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 4.86%
10,000,000	i	Federal Home Loan Banks	0.120%	01/08/10	10,000,000
10,000,000	i	FHLB	0.210	01/13/10	9,999,430
7,000,000	i	FHLB	0.770	02/26/10	7,000,000
10,000,000	i	FHLB	0.810	03/11/10	9,999,868
9,000,000	i	Federal Home Loan Mortgage Corp	0.340	02/04/10	9,000,000
20,000,000	i	FHLMC	0.320	02/09/10	20,002,562

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			66,001,860

U.S. TREASURY BILLS - 4.44%
10,000,000		United States Cash Management Bill		06/10/10	9,969,200
9,510,000		United States Cash Management Bill		06/17/10	9,485,186
5,000,000		United States Treasury Bill		10/08/09	4,999,742
10,800,000		United States Treasury Bill		11/19/09	10,793,987
2,000,000		United States Treasury Bill		12/17/09	1,998,481
15,000,000		United States Treasury Bill		02/11/10	14,986,608
8,085,000		United States Treasury Bill		03/04/10	8,079,680

		TOTAL U.S. TREASURY BILLS			60,312,884

		TOTAL SHORT-TERM INVESTMENTS			1,349,055,559

		(Cost $1,349,055,559)

		TOTAL INVESTMENTS - 100.06%			1,357,702,961
		(Cost $1,357,702,961)
		OTHER ASSETS & LIABILITIES, NET - (0.06)%			(751,670)

		NET ASSETS - 100.00%			$1,356,951,291

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
plc	Public Limited Company

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2009 the value of these securities amounted to $346,413,387 or 25.53% of net assets.

i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.
p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and Money Market Fund, (constituting the TIAA-CREF Funds, hereafter referred to as the "Funds") as of September 30, 2009, and for the period then ended and have issued our unqualified report thereon dated November 19, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of September 30, 2009 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
November 19, 2009

TIAA-CREF LIFECYCLE FUNDS - 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
2010 FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.36%(a)
14,463,717	TIAA-CREF Bond Fund	$147,529,916
3,948,812	TIAA-CREF Enhanced International Equity Index Fund	26,496,526
4,696,020	TIAA-CREF Enhanced Large-Cap Growth Index Fund	36,488,077
5,168,182	TIAA-CREF Enhanced Large-Cap Value Index Fund	36,694,094
2,648,311	TIAA-CREF Growth & Income Fund	20,736,274
1,397,119	TIAA-CREF High-Yield Fund	12,629,958
1,487,912	TIAA-CREF Inflation-Linked Bond Fund	15,667,709
3,299,377	TIAA-CREF International Equity Fund	26,592,976
2,849,125	TIAA-CREF Large-Cap Growth Fund	24,246,056
2,201,499	TIAA-CREF Large-Cap Value Fund	24,524,701
127,781	TIAA-CREF Mid-Cap Growth Fund	1,776,161
136,791	TIAA-CREF Mid-Cap Value Fund	1,900,032
3,409,130	TIAA-CREF Money Market Fund	3,409,130
1,951,599	TIAA-CREF Short-Term Bond Fund	19,730,670
1,131,208	TIAA-CREF Small-Cap Equity Fund	12,465,914

	TOTAL TIAA-CREF FUNDS	410,888,194

	(Cost $405,203,422)

	TOTAL INVESTMENTS - 99.36%	410,888,194
	(Cost $405,203,422)
	OTHER ASSETS & LIABILITIES, NET - 0.64%	2,628,527

	NET ASSETS - 100.00%	$413,516,721

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS - 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.40%(a)
14,084,096	TIAA-CREF Bond Fund	$143,657,782
5,244,939	TIAA-CREF Enhanced International Equity Index Fund	35,193,539
6,236,765	TIAA-CREF Enhanced Large-Cap Growth Index Fund	48,459,663
6,862,476	TIAA-CREF Enhanced Large-Cap Value Index Fund	48,723,580
3,514,326	TIAA-CREF Growth & Income Fund	27,517,171
1,848,910	TIAA-CREF High-Yield Fund	16,714,150
1,261,627	TIAA-CREF Inflation-Linked Bond Fund	13,284,936
4,379,360	TIAA-CREF International Equity Fund	35,297,645
3,780,628	TIAA-CREF Large-Cap Growth Fund	32,173,145
2,921,684	TIAA-CREF Large-Cap Value Fund	32,547,560
169,417	TIAA-CREF Mid-Cap Growth Fund	2,354,890
181,461	TIAA-CREF Mid-Cap Value Fund	2,520,490
1,703,854	TIAA-CREF Short-Term Bond Fund	17,225,959
1,501,651	TIAA-CREF Small-Cap Equity Fund	16,548,194

	TOTAL TIAA-CREF FUNDS	472,218,704

	(Cost $467,829,823)

	TOTAL INVESTMENTS - 99.40%	472,218,704
	(Cost $467,829,823)
	OTHER ASSETS & LIABILITIES, NET - 0.60%	2,841,745

	NET ASSETS - 100.00%	$475,060,449

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS - 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
2020 FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.34%(a)
12,247,884	TIAA-CREF Bond Fund	$124,928,415
6,208,284	TIAA-CREF Enhanced International Equity Index Fund	41,657,588
7,397,789	TIAA-CREF Enhanced Large-Cap Growth Index Fund	57,480,818
8,141,623	TIAA-CREF Enhanced Large-Cap Value Index Fund	57,805,526
4,168,350	TIAA-CREF Growth & Income Fund	32,638,183
2,067,506	TIAA-CREF High-Yield Fund	18,690,255
779,046	TIAA-CREF Inflation-Linked Bond Fund	8,203,359
5,192,617	TIAA-CREF International Equity Fund	41,852,491
4,483,551	TIAA-CREF Large-Cap Growth Fund	38,155,021
3,467,248	TIAA-CREF Large-Cap Value Fund	38,625,143
201,558	TIAA-CREF Mid-Cap Growth Fund	2,801,659
215,684	TIAA-CREF Mid-Cap Value Fund	2,995,849
810,644	TIAA-CREF Short-Term Bond Fund	8,195,612
1,782,555	TIAA-CREF Small-Cap Equity Fund	19,643,751

	TOTAL TIAA-CREF FUNDS	493,673,670

	(Cost $487,550,712)

	TOTAL INVESTMENTS - 99.34%	493,673,670
	(Cost $487,550,712)
	OTHER ASSETS & LIABILITIES, NET - 0.66%	3,270,656

	NET ASSETS - 100.00%	$496,944,326

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS - 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.33%(a)
9,278,382	TIAA-CREF Bond Fund	$94,639,499
6,479,145	TIAA-CREF Enhanced International Equity Index Fund	43,475,064
7,737,782	TIAA-CREF Enhanced Large-Cap Growth Index Fund	60,122,567
8,515,572	TIAA-CREF Enhanced Large-Cap Value Index Fund	60,460,558
4,357,727	TIAA-CREF Growth & Income Fund	34,121,003
2,039,123	TIAA-CREF High-Yield Fund	18,433,671
5,424,949	TIAA-CREF International Equity Fund	43,725,090
4,684,046	TIAA-CREF Large-Cap Growth Fund	39,861,231
3,625,324	TIAA-CREF Large-Cap Value Fund	40,386,115
211,117	TIAA-CREF Mid-Cap Growth Fund	2,934,521
225,776	TIAA-CREF Mid-Cap Value Fund	3,136,024
1,864,876	TIAA-CREF Small-Cap Equity Fund	20,550,934

	TOTAL TIAA-CREF FUNDS	461,846,277

	(Cost $457,076,898)

	TOTAL INVESTMENTS - 99.33%	461,846,277
	(Cost $457,076,898)
	OTHER ASSETS & LIABILITIES, NET - 0.67%	3,134,840

	NET ASSETS - 100.00%	$464,981,117

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS - 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
2030 FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.25%(a)
5,471,321	TIAA-CREF Bond Fund	$55,807,478
6,837,637	TIAA-CREF Enhanced International Equity Index Fund	45,880,547
8,165,090	TIAA-CREF Enhanced Large-Cap Growth Index Fund	63,442,747
8,985,610	TIAA-CREF Enhanced Large-Cap Value Index Fund	63,797,828
4,601,687	TIAA-CREF Growth & Income Fund	36,031,207
1,955,145	TIAA-CREF High-Yield Fund	17,674,514
5,721,666	TIAA-CREF International Equity Fund	46,116,625
4,942,229	TIAA-CREF Large-Cap Growth Fund	42,058,369
3,824,188	TIAA-CREF Large-Cap Value Fund	42,601,459
222,606	TIAA-CREF Mid-Cap Growth Fund	3,094,219
237,999	TIAA-CREF Mid-Cap Value Fund	3,305,809
1,967,214	TIAA-CREF Small-Cap Equity Fund	21,678,696

	TOTAL TIAA-CREF FUNDS	441,489,498

	(Cost $435,759,435)

	TOTAL INVESTMENTS - 99.25%	441,489,498
	(Cost $435,759,435)
	OTHER ASSETS & LIABILITIES, NET - 0.75%	3,344,562

	NET ASSETS - 100.00%	$444,834,060

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS - 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.05%(a)
2,552,732	TIAA-CREF Bond Fund	$26,037,869
7,253,514	TIAA-CREF Enhanced International Equity Index Fund	48,671,080
8,612,824	TIAA-CREF Enhanced Large-Cap Growth Index Fund	66,921,642
9,478,366	TIAA-CREF Enhanced Large-Cap Value Index Fund	67,296,402
4,854,100	TIAA-CREF Growth & Income Fund	38,007,603
1,927,613	TIAA-CREF High-Yield Fund	17,425,626
6,052,738	TIAA-CREF International Equity Fund	48,785,065
5,227,064	TIAA-CREF Large-Cap Growth Fund	44,482,311
4,035,191	TIAA-CREF Large-Cap Value Fund	44,952,026
234,799	TIAA-CREF Mid-Cap Growth Fund	3,263,706
251,125	TIAA-CREF Mid-Cap Value Fund	3,488,121
2,075,295	TIAA-CREF Small-Cap Equity Fund	22,869,747

	TOTAL TIAA-CREF FUNDS	432,201,198

	(Cost $419,081,440)

	TOTAL INVESTMENTS - 99.05%	432,201,198
	(Cost $419,081,440)
	OTHER ASSETS & LIABILITIES, NET - 0.95%	4,127,632

	NET ASSETS - 100.00%	$436,328,830

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS - 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
2040 FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.13%(a)
3,870,770	TIAA-CREF Bond Fund	$39,481,855
11,002,159	TIAA-CREF Enhanced International Equity Index Fund	73,824,484
13,057,455	TIAA-CREF Enhanced Large-Cap Growth Index Fund	101,456,425
14,370,104	TIAA-CREF Enhanced Large-Cap Value Index Fund	102,027,739
7,362,581	TIAA-CREF Growth & Income Fund	57,649,011
2,922,884	TIAA-CREF High-Yield Fund	26,422,870
9,178,121	TIAA-CREF International Equity Fund	73,975,659
7,927,065	TIAA-CREF Large-Cap Growth Fund	67,459,322
6,118,424	TIAA-CREF Large-Cap Value Fund	68,159,246
355,890	TIAA-CREF Mid-Cap Growth Fund	4,946,876
380,593	TIAA-CREF Mid-Cap Value Fund	5,286,435
3,145,743	TIAA-CREF Small-Cap Equity Fund	34,666,092

	TOTAL TIAA-CREF FUNDS	655,356,014

	(Cost $631,960,830)

	TOTAL INVESTMENTS - 99.13%	655,356,014
	(Cost $631,960,830)
	OTHER ASSETS & LIABILITIES, NET - 0.87%	5,742,769

	NET ASSETS - 100.00%	$661,098,783

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS - 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 97.58%(a)
189,456	TIAA-CREF Bond Fund	$1,932,451
540,003	TIAA-CREF Enhanced International Equity Index Fund	3,623,420
638,264	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,959,311
702,588	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,988,374
360,313	TIAA-CREF Growth & Income Fund	2,821,248
143,041	TIAA-CREF High-Yield Fund	1,293,090
449,889	TIAA-CREF International Equity Fund	3,626,109
388,509	TIAA-CREF Large-Cap Growth Fund	3,306,207
299,548	TIAA-CREF Large-Cap Value Fund	3,336,965
17,300	TIAA-CREF Mid-Cap Growth Fund	240,471
18,556	TIAA-CREF Mid-Cap Value Fund	257,736
153,699	TIAA-CREF Small-Cap Equity Fund	1,693,764

	TOTAL TIAA-CREF FUNDS	32,079,146

	(Cost $27,973,397)

	TOTAL INVESTMENTS - 97.58%	32,079,146
	(Cost $27,973,397)
	OTHER ASSETS & LIABILITIES, NET - 2.42%	797,106

	NET ASSETS - 100.00%	$32,876,252

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS - 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
2050 FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 97.51%(a)
93,671	TIAA-CREF Bond Fund	$955,439
266,989	TIAA-CREF Enhanced International Equity Index Fund	1,791,497
315,571	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,451,986
347,373	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,466,345
178,146	TIAA-CREF Growth & Income Fund	1,394,881
70,721	TIAA-CREF High-Yield Fund	639,322
222,435	TIAA-CREF International Equity Fund	1,792,827
192,087	TIAA-CREF Large-Cap Growth Fund	1,634,657
148,102	TIAA-CREF Large-Cap Value Fund	1,649,861
8,554	TIAA-CREF Mid-Cap Growth Fund	118,894
9,174	TIAA-CREF Mid-Cap Value Fund	127,430
75,992	TIAA-CREF Small-Cap Equity Fund	837,427

	TOTAL TIAA-CREF FUNDS	15,860,566

	(Cost $13,929,595)

	TOTAL INVESTMENTS - 97.51%	15,860,566
	(Cost $13,929,595)
	OTHER ASSETS & LIABILITIES, NET - 2.49%	405,244

	NET ASSETS - 100.00%	$16,265,810

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS - Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.10%(a)
1,400,989	TIAA-CREF Bond Fund	$14,290,088
249,064	TIAA-CREF Enhanced International Equity Index Fund	1,671,222
297,449	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,311,175
327,348	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,324,167
167,518	TIAA-CREF Growth & Income Fund	1,311,664
36,895	TIAA-CREF High-Yield Fund	333,535
189,206	TIAA-CREF Inflation-Linked Bond Fund	1,992,342
208,539	TIAA-CREF International Equity Fund	1,680,822
180,068	TIAA-CREF Large-Cap Growth Fund	1,532,375
139,361	TIAA-CREF Large-Cap Value Fund	1,552,486
8,116	TIAA-CREF Mid-Cap Growth Fund	112,808
8,679	TIAA-CREF Mid-Cap Value Fund	120,552
662,309	TIAA-CREF Money Market Fund	662,309
262,945	TIAA-CREF Short-Term Bond Fund	2,658,372
71,687	TIAA-CREF Small-Cap Equity Fund	789,994

	TOTAL TIAA-CREF FUNDS	33,343,911

	(Cost $30,756,047)

	TOTAL INVESTMENTS - 99.10%	33,343,911
	(Cost $30,756,047)
	OTHER ASSETS & LIABILITIES, NET - 0.90%	303,882

	NET ASSETS - 100.00%	$33,647,793

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Lifecycle Funds of TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, and Lifecycle Retirement Income Fund, (constituting the Lifecycle Funds of the TIAA-CREF Funds, hereafter referred to as the "Funds") as of September 30, 2009, and for the period then ended and have issued our unqualified report thereon dated November 19, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of September 30, 2009 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
November 19, 2009

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s second fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 19, 2009	By:
/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 19, 2009	By:
/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President (principal executive officer)

Dated: November 19, 2009	By:
/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification